As filed with the Securities and Exchange	Registration No. 333-28769
Commission on April 30, 2009	Registration No. 811-05626

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 44	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes)

SEPARATE ACCOUNT B
(Exact Name of Registrant)

ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Name of Depositor)
1475 Dunwoody Drive
West Chester, Pennsylvania 19380-1478
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, including Area Code: (610) 425-3400

John S. (Scott) Kreighbaum, Esq.
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478
(610) 425-3404

(Name and Address of Agent for Service of Process)
Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on May 1, 2009 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contract

PART A

SUPPLEMENT Dated May 1, 2009
To The Prospectus Dated May 1, 2009 For

ING GoldenSelect Access

Issued By ING USA Annuity and Life Insurance Company
Through Its Separate Account B

This supplement updates the prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

NOTICE OF REORGANIZATIONS

Effective after the close of business on or about July 17, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING JPMorgan Value Opportunities Portfolio	ING RussellTM Large Cap Value Index Portfolio
ING Neuberger Berman Partners Portfolio	ING RussellTM Large Cap Index Portfolio
ING Oppenheimer Main Street Portfolio®
ING Van Kampen Capital Growth Portfolio	ING RussellTM Large Cap Growth Index Portfolio

Effective after the close of business on or about August 7, 2009, the following Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolios	Surviving Portfolios
ING AllianceBernstein Mid Cap Growth Portfolio	ING RussellTM Mid Cap Growth Index Portfolio
ING Growth and Income Portfolio II	ING Growth and Income Portfolio
ING Index Plus International Equity Portfolio	ING International Index Portfolio

Information Regarding Reorganizations:

These reorganizations will be administered pursuant to agreements, which either have been approved, or are subject to approval, by the boards of trustees of the Disappearing Portfolios. The reorganization agreements will also be subject to shareholder approval. If shareholder approval is obtained, each reorganization is expected to take place on or about the relevant date noted above, resulting in a shareholder of a given Disappearing Portfolio becoming a shareholder of the corresponding Surviving Portfolio. Each shareholder will thereafter hold shares of the Surviving Portfolio having equal aggregate value as shares of the Disappearing Portfolio, and the Disappearing Portfolios will no longer be available under the contract.

Unless you provide us with alternative allocation instructions, all future allocations directed to a given Disappearing Portfolio will be automatically allocated to the corresponding Surviving Portfolio. You may give us alternative allocation instructions at any time by contacting our Customer Contact Center at 1-800-366-0066.

As of the relevant effective date noted above, any references in the prospectus to the Disappearing Portfolios as being available under the contract are deleted.

ING USA Annuity and Life Insurance Company

Separate Account B of ING USA Annuity and Life Insurance Company

Deferred Combination Variable and Fixed Annuity Prospectus

ING GOLDENSELECT ACCESS

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May 1, 2009

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     This prospectus describes ING GoldenSelect Access, a group and individual deferred variable annuity contract (the “Contract”) offered for sale by ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we,” “us” or “our”) through Separate Account B (the “Separate Account”). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-qualified Contracts”).

     The Contract provides a means for you to allocate your premium payments in one or more subaccounts, each of which invest in a single investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. Longer free look periods apply in some states and in certain situations. Your free look rights depend on the laws of the state in which you purchase the Contract.

     Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

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     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information (“SAI”), dated May 1, 2009 , has been filed with the Securities and Exchange Commission (“SEC”). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov). When looking for information regarding the Contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 333-28769. The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

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     The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

     Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

     We pay compensation to broker/dealers whose registered representatives sell the Contract. See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios currently available under your Contract are:

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ING Investors Trust	ING Partners, Inc.
ING American Funds Asset Allocation Portfolio	ING Baron Small Cap Growth Portfolio (S Class)
ING American Funds Bond Portfolio	ING Davis New York Venture Portfolio (S Class)
ING American Funds Growth Portfolio	ING JPMorgan Mid Cap Value Portfolio (S Class)
ING American Funds Growth-Income Portfolio	ING Templeton Foreign Equity Portfolio (S Class)
ING American Funds International Portfolio	ING T. Rowe Price Growth Equity Portfolio (S Class)
ING American Funds World Allocation Portfolio (Class S)	ING Van Kampen Comstock Portfolio (S Class)
ING Artio Foreign Portfolio (Class S)	ING Van Kampen Equity and Income Portfolio (S Class)
ING BlackRock Inflation Protected Bond Portfolio (Class S)
ING BlackRock Large Cap Growth Portfolio (Class S)	ING Variable Funds
ING Clarion Global Real Estate Portfolio (Class S)	ING Growth and Income Portfolio (Class S)
ING Clarion Real Estate Portfolio (Class S)
ING Evergreen Health Sciences Portfolio (Class S)	ING Variable Portfolios, Inc.

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ING Evergreen Omega Portfolio (Class S)	ING BlackRock Science and Technology Opportunities Portfolio
ING FMRSM Diversified Mid Cap Portfolio (Class S)	(Class S)
ING Focus 5 Portfolio (Class S)	ING Global Equity Option Portfolio (Class S)
ING Franklin Income Portfolio (Class S)	ING Hang Seng Index Portfolio (Class S)
ING Franklin Mutual Shares Portfolio (Class S)	ING International Index Portfolio (Class S)
ING Franklin Templeton Founding Strategy Portfolio (Class S)	ING Russell™ Global Large Cap Index 75% Portfolio (Class S)
ING Global Resources Portfolio (Class S)	ING Russell™ Large Cap Growth Index Portfolio (Class S)
ING JPMorgan Emerging Markets Equity Portfolio (Class S)	ING RussellTM Large Cap Index Portfolio (Class S)
ING JPMorgan Small Cap Core Equity Portfolio (Class S)	ING Russell™ Large Cap Value Index Portfolio (Class S)
ING LifeStyle Aggressive Growth Portfolio (Class S)	ING Russell™ Mid Cap Growth Index Portfolio (Class S)
ING LifeStyle Conservative Portfolio (Class S)	ING RussellTM Mid Cap Index Portfolio (Class S)
ING LifeStyle Growth Portfolio (Class S)	ING RussellTM Small Cap Index Portfolio (Class S)
ING LifeStyle Moderate Growth Portfolio (Class S)	ING Small Company Portfolio (Class S)
ING LifeStyle Moderate Portfolio (Class S)	ING U. S. Bond Index Portfolio (Class S)
ING Liquid Assets Portfolio (Class S)	ING WisdomTreeSM Global High-Yielding Equity Index
ING Marsico Growth Portfolio (Class S)	Portfolio (Class S)
ING MFS Total Return Portfolio (Class S)
ING MFS Utilities Portfolio (Class S)	ING Variable Products Trust
ING Multi-Manager International Small Cap Equity Portfolio	ING MidCap Opportunities Portfolio (Class S)
(Class S)
ING Oppenheimer Active Allocation Portfolio (Class S)	ING Intermediate Bond Portfolio (Class S)
ING PIMCO Total Return Bond Portfolio (Class S)
ING Pioneer Fund Portfolio (Class S)	BlackRock Variable Series Funds, Inc.
ING Pioneer Mid Cap Value Portfolio (Class S)	BlackRock Global Allocation V.I. Fund (Class III)
ING Templeton Global Growth Portfolio (Class S)
ING T. Rowe Price Capital Appreciation Portfolio (Class S)
ING T. Rowe Price Equity Income Portfolio (Class S)
ING Van Kampen Global Franchise Portfolio (Class S)
ING Van Kampen Global Tactical Asset Allocation Portfolio
(Class S)
ING Van Kampen Growth and Income Portfolio (Class S)
ING Wells Fargo Small Cap Disciplined Portfolio (Class S)

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These investment portfolios comprise the subaccounts open to new premiums and transfers. More information can be found in the appendices. See Appendix A for all subaccounts and valuation information. Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes.

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TABLE OF CONTENTS

Page
INDEX OF SPECIAL TERMS	1
FEES AND EXPENSES	2
CONDENSED FINANCIAL INFORMATION	5
ING USA SEPARATE ACCOUNT B	6
ING USA ANNUITY AND LIFE INSURANCE COMPANY	6
THE TRUSTS AND FUNDS	7
CHARGES AND FEES	9
THE ANNUITY CONTRACT	14
LIVING BENEFIT RIDERS	21
WITHDRAWALS	48
TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)	51
DEATH BENEFIT CHOICES	56
THE ANNUITY OPTIONS	63
OTHER CONTRACT PROVISIONS	65
OTHER INFORMATION	69
FEDERAL TAX CONSIDERATIONS	69
STATEMENT OF ADDITIONAL INFORMATION	81
APPENDIX A – Condensed Financial Information	A1
APPENDIX B – The Investment Portfolios	B1
APPENDIX C – Fixed Account I	C1
APPENDIX D – Fixed Interest Division	D1
APPENDIX E – Special Funds and Excluded Funds Example	E1
APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation	F1
APPENDIX G – ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples	G1
APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing	H1
APPENDIX I – ING LifePay Plus and ING Joint LifePay Plus	I1
APPENDIX J – ING LifePay and ING Joint LifePay	J1
APPENDIX K – Minimum Guaranteed Withdrawal Benefit	K1

Notice to Existing Contract Owners

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This prospectus will be delivered to prospective purchasers in connection with sales occurring on and after May 1, 2009 , as well as to owners having purchased the Contract earlier. The Contract is sold on a continuous basis. And the prospectus is updated at least annually, including for any changes with the Contract, like the Company: introducing or discontinuing the availability of a rider; liberalizing a benefit or exercising any rights reserved under the Contract or a rider; or altering administrative procedures. The Company may also make subaccount changes (investment portfolios of the Trusts or Funds available under the Contract). Any change may or may not apply to an existing Contract. The prospectus reflects the status of the Contract (and rider availability) as of May 1, 2009 and therefore may contain information that is inapplicable to your Contract. In the event of any conflict with the prospectus, the terms of your Contract and any riders will control.

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INDEX OF SPECIAL TERMS

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	5
Annual Ratchet	31
Annual Ratchet Enhanced Death Benefit	58
Annuitant	15
Annuity Start Date	15
Cash Surrender Value	20
Claim Date	56
Contract Date	14
Contract Owner	5
Contract Value	19
Contract Year	14
Covered Fund	8
Earnings Multiplier Benefit	61
Excluded Fund	8
Fixed Account	20
Fixed Interest Allocation	20
Fixed Interest Division	20
ING LifePay Plus Base	31
Market Value Adjustment	C2
Max 7 Enhanced Death Benefit	60
Net Investment Factor	5
Net Rate of Return	5
Restricted Fund	8
Rider Date	22
7% Solution Death Benefit Element	60
Special Fund	8
Standard Death Benefit	57

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Accumulation Unit Value	Index of Investment Experience
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Free Look Period	Right to Examine Period
Guaranteed Interest Period	Guarantee Period
Net Investment Factor	Experience Factor
Regular Withdrawals	Conventional Partial Withdrawals
Subaccount(s)	Division(s)
Transfer Charge	Excess Allocation Charge
Withdrawals	Partial Withdrawals

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FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. For more information about the fees and expenses, please see the “Charges and Fees” section later in the prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options. State premium taxes may also be deducted.

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Contract Owner Transaction Expenses[1]
Surrender Charge	None
Transfer Charge	$25 per transfer, currently zero
Premium Tax	0% to 3.5%[2]

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1	If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
2	Any premium tax is deducted from the contract value.
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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Separate Account Annual Charges

Annual Contract Administrative Charge[1]	$40

(We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

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	Standard	Annual	Max 7
	Death	Ratchet	Enhanced Death
	Benefit	Enhanced Death	Benefit
		Benefit
Mortality & Expense Risk Charge[2]	1.65%	1.95%	2.20%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[3]	1.80%	2.15%	2.35%

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1	We deduct this charge on each contract anniversary and on surrender.
2	Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available for the same charge. For Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and Expense Charge is 1.90%.
3	These charges are as a percentage of average contract value in each subaccount. These annual charges are deducted daily.
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The next tables show the charges for the optional riders currently available with the Contract. These charges would be in addition to the Separate Account Annual Charge noted above. In addition to the Earnings Multiplier Benefit rider, you may add only one of the three living benefit riders, namely: the Minimum Guaranteed Income Benefit; ING LifePay Plus Minimum Guaranteed Withdrawal Benefit; and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. For more information about which one may be right for you, please see “Living

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Benefit Riders.” For more information about the charges for the optional riders, please see “Charges and Fees –Optional Rider Charges.”

Optional Rider Charges[1]

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Earnings Multiplier Benefit rider:

As an Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)
0.30% of contract value	0.30% of contract value

Minimum Guaranteed Income Benefit rider[2] :

As an Annual Charge	Maximum Annual Charge
(Charge Deducted Quarterly)
0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[3] :

As an Annual Charge - Currently	Maximum Annual Charge
(Charge Deducted Quarterly)
1.00% of the ING LifePay Plus	1.50% of the ING LifePay Plus Base
Base

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider[4] :

As an Annual Charge - Currently	Maximum Annual Charge
(Charge Deducted Quarterly)
1.20% of the ING LifePay Plus	1.70% of the ING LifePay Plus Base
Base

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1 Optional rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. The basis for an optional rider charge is sometimes a charge base, benefit base or contract value, as applicable. Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest
Allocations if there is insufficient contract value in the subaccounts).

2 For more information about how the MGIB Charge Base is determined, please see “Living Benefit Riders -
Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Rider Charge.”

3 The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The ING
LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the ING LifePay Plus Base and Annual Ratchet, please see “Charges and Fees –
Optional Rider Charges - ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider
Charge” and “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING
LifePay Plus”) Rider – Annual Ratchet.”

4 The ING LifePay Plus Base is calculated based on premium if this rider is elected at contract issue. The ING
LifePay Plus Base is calculated based on contract value if this rider is added after contract issue. The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge. We promise not to increase the charge for your first five contract years. For more information about the ING LifePay Plus Base and Annual Ratchet, please see “Charges and Fees –
Optional Rider Charges - ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay
Plus) Rider Charge” and “Living Benefits Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal
Benefit (“ING Joint LifePay Plus”) Rider – Annual Ratchet.”

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The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

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Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including
management fees, distribution and/or service (12b-1) fees[1,2] , and	0.53%	2.58%
other expenses):

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1	The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.
2	No Trust or Fund currently charges a redemption fee. For more information about redemption fees, please see “Charges and Fees – Charges Deducted From the Contract Value – Redemption Fees.”

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

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The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the Annual Ratchet Enhanced Death Benefit and the most expensive combination of riders possible: Earnings Multiplier Benefit and ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit. The Example also assumes that your investment has a 5% return each year, and assumes the maximum Trust or Fund fees and expenses. Excluded are premium taxes and any transfer charges.

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Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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1)	If you surrender or annuitize your contract at the end of the applicable time period:
	1 year	3 years	5 years	10 years
	$677	$2,033	$3,391	$6,765

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Compensation is paid for the sale of the Contracts. For information about this compensation, see “Other Contract Provisions – Selling the Contract.”

Fees Deducted by the Funds

     Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

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In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. Please see “Charges and Fees – Trust and Fund Expenses” for more information.

     How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Accumulation Unit

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in “Appendix A – Condensed Financial Information” – for the lowest and highest combination of asset-based charges. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract. Complete information is available in the SAI.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

1)	We take the net asset value of the subaccount at the end of each business day.
2)	We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.
3)	We divide (2) by the net asset value of the subaccount at the end of the preceding business day.
4)	We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Financial Statements

The financial statements of the Separate Account and ING USA can be found in the SAI. The financial statements of the Separate Account include information about all contracts offered through the Separate Account. The financial statements of ING USA should only be considered as bearing on the Company’s ability to meet its contractual obligations under the Contracts. ING USA’s financial statements do not bear on the future investment experience of the assets held in the Separate Account.

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ING USA SEPARATE ACCOUNT B

ING USA Separate Account B (“Separate Account B”) was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account. We are obligated to pay all benefits and make all payments provided under the Contracts, and will keep the Separate Account fully funded to cover such liabilities.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of ING, ING is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA.

Lion Connecticut is the holding company for Directed Services LLC, the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management Co., portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

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     Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such

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investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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     Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

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The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING , and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the SEC pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.- based operations, including the Company.

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ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

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     Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities. Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. (See “Federal Tax Considerations” for further discussion of some of these requirements.) Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

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THE TRUSTS AND FUNDS

You will find information about the Trusts and Funds currently available under your Contract in “Appendix B - The Investment Portfolios.” A prospectus containing more complete information on each Trust or Fund may be obtained by calling our Customer Service Center at (800) 366-0066. You should read the prospectus carefully before investing.

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Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities. Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the ING Liquid Assets Portfolio), unless you instruct us otherwise.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the living benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

1)	Covered Funds;
2)	Special Funds; and
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3) Excluded Funds.

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Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

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Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. For more information about these categories of funds with a death benefit, please see “Death Benefit Choices – Death Benefit During the Accumulation Phase” and Appendix E for examples. These categories of funds also apply to the Minimum Guaranteed Income Benefit rider. Please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

CHARGES AND FEES

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use such profits to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the ING Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending notice to our Customer Service Center in a form satisfactory to us.

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

No Surrender Charge. We do not deduct any surrender charges for withdrawals.

     Premium Taxes. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

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We deduct the premium tax from your contract value or in the case of a living benefit rider, the benefit base (e.g., MGIB Charge Base or ING LifePay Plus Base), if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract or on the annuity start date.

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     Administrative Charge. We deduct an annual administrative charge on each Contract anniversary. If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $40 per Contract. We waive this charge if your contract value is

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$100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more, or under other conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     Transfer Charge. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

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     Redemption Fees. If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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Charges Deducted from the Subaccounts

     Mortality and Expense Risk Charge. The amount of the mortality and expense risk charge depends on the death benefit you have elected. The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount. The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

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	Annual	Max 7
Standard	Ratchet	Enhanced
Death Benefit	Enhanced	Death Benefit
Death Benefit

Annual Charge	Annual Charge	Annual Charge
1.65%	1.95%	2.20%

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Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit for the same charge. For Contracts with the Quarterly Ratchet Enhanced Death Benefit purchased before April 28, 2008, the Mortality and Expense Risk Charge is 1.90%.

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     Asset-Based Administrative Charge. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each subaccount.

     Optional Rider Charges. Some features and benefits of the Contract are available by rider for an additional charge. Availability is subject to state approval and sometimes broker/dealer approval. Once elected, a rider cannot be canceled independently of the Contract. Below is information about the charge for a rider. Rider charges are expressed as a percentage, rounded to the nearest hundredth of one percent. Riders are subject to conditions and limitations. For more information about how the Earnings Multiplier Benefit rider works, including the conditions and limitations, please see “Death Benefit Choices – Death Benefit During the Accumulation Phase – Earnings Multiplier Benefit Rider.” For more information about how each living benefit rider works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “Living Benefit Riders.”

     Earnings Multiplier Benefit Rider Charge. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract

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anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.08% (0.30% annually). For a description of the rider, see “Death Benefit Choices – Death Benefit During the Accumulation Phase - Earnings Multiplier Benefit Rider.”

     Minimum Guaranteed Income Benefit (MGIB) Rider Charge. The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears from the subaccounts in which you are invested based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. The charge is deducted even if you decide never to exercise your right to annuitize under this rider. For more information about how this rider works, including how the MGIB Charge Base is determined, please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

     ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

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Maximum Annual Charge	Current Annual Charge
1.50%	1.00%

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This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider.”

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If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

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Please Note: The above information pertains to the new form of the ING LifePay Plus rider available for sale beginning on May 1, 2009 in states where approved. If this form of the ING LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see Appendix I for more information.

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     ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

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Maximum Annual Charge	Current Annual Charge
1.70%	1.20%

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This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

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If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

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Please Note: The above information pertains to the new form of the ING LifePay Plus rider available for sale beginning on May 1, 2009 in states where approved. If this form of the ING LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see Appendix I for more information.

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Trust and Fund Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The company or its U.S. affiliates receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the Contract. This revenue is one of several factors we consider when determining the Contract fees and charges and whether to offer a fund through our policies. Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by Directed Services LLC or other company affiliates, which funds may or may not also be subadvised by another company affiliate. Assets allocated to funds managed by a company affiliate but subadvised

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by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue. The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

     Types of Revenue Received from Affiliated Funds. Affiliated funds are (a) funds managed by Directed Services LLC or other company affiliates, which may or may not also be subadvised by another company affiliate; and (b) funds managed by a company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the company from affiliated funds may include:

  A share of the management fee deducted from fund assets;
  Service fees that are deducted from fund assets;
  For certain share classes, the company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and
  Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques that are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the company.

     Types of Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the company or its affiliates from unaffiliated funds include:

  For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets; and
  Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the Contract.
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These revenues are received as cash payments, and if the unaffiliated fund families currently offered through the Contract were individually ranked according to the total amount they paid to the company or its affiliates in 2008, that ranking would be as follows:

· BlackRock Variable Series Funds, Inc.

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If the revenues received from affiliated funds were included in this list, payments from Directed Services LLC and other company affiliates would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may make fixed dollar payments to help offset the cost of the meetings or

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sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for sales personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.” These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. The “fund of funds” available under the Contract are identified in the list of investment portfolios toward the front of this prospectus.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. For more information, please see “Other Contract Provisions – Selling the Contract.”

THE ANNUITY CONTRACT

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C for more information on the Fixed Account. If you have any questions concerning this Contract, contact your registered representative or call our Customer Service Center at (800) 366-0066.

Contract Date and Contract Year

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners. In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die. If the owner is a non-natural owner, the death benefit is payable upon the death of the annuitant. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. See “Joint Owner” below.

Joint Owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The Earnings Multiplier Benefit rider is not available when there are joint owners.

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Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See “Change of Contract Owner or Beneficiary” below. Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit will cause that death benefit to end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the Earnings Multiplier Benefit rider, it will terminate if you add a joint owner after issue. Note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit, or the earnings multiplier benefit. Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

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Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

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The annuitant is the person designated by you to be the measuring life in determining annuity payments. On and after May 1, 2009, a joint annuitant may also be designated. You are the annuitant unless you name another annuitant in the application. The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid. In the case of a non-natural owner and joint annuitants, the oldest annuitant’s age is used. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect except as described below.

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If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. In the event of joint owners, the youngest will be the contingent annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if the contract owner is not an individual.

Beneficiary

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase (annuity) start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

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Please note that only the Standard Death Benefit is available on a Contract with joint annuitants.

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Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the annuitant’s age for non-natural owners). The new owner’s death will determine when a death benefit is payable (the annuitant’s death for non-natural owners).

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	Maximum New
Before Ownership Change	Owner Issue Age	After Ownership Change
Standard Death Benefit	85	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit	75	Annual Ratchet Enhanced Death Benefit
Annual Ratchet Enhanced Death Benefit	76	Standard Death Benefit
Max 7 Enhanced Death Benefit	69	Max 7 Enhanced Death Benefit
Max 7 Enhanced Death Benefit	70	Standard Death Benefit

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For Contracts issued before May 1, 2009, the maximum new owner issue age was 75 for continuation of both the Annual Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit . Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. For Contracts issued before April 28, 2008, the maximum new owner issue age was 79 for continuation of both the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit. Otherwise, the death benefit after the ownership change will be the Standard Death Benefit, so long as the new owner is no older than age 85.

In the event the new owner is age 86 or older, or the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit after the ownership change will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.

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If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

An ownership change may cause a living benefit rider to terminate. Such depends on the rider and whether spousal continuation is allowed. For more information about an ownership change with the MGIB rider, please see “Living Benefit Riders – Minimum Guaranteed Income Benefit (the “MGIB rider”) Rider.” For more information with the ING LifePay Plus rider, please see “The Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider.” And for more information with the ING Joint LifePay Plus rider, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences. See “Federal Tax Considerations” in this prospectus.

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act

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together to exercise some of the rights and options under the Contract. In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Internal Revenue Code of 1986 (the “Tax Code”). You may also restrict a beneficiary’s right to elect an income phase (annuity) payment option or receive a lump-sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. Please date your requests. The change will be effective as of the day we receive the request. The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

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We will issue a Contract with the Standard Death Benefit SO LONG AS both the annuitant and the contract owner are age 85 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

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Maximum	Option	Additional Requirement
Issue Age
79	Annual Ratchet Enhanced Death Benefit	ING LifePay Plus rider or ING Joint LifePay
Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

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The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the maximum issue age was age 80 for a Contract with the Standard Death Benefit. Also, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the annuitant and the contract owner were age 79 or younger at the time of application AND you purchase the ING LifePay Plus rider or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

The initial premium payment must be $10,000 or more. You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 85th birthday. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

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The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract. When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you. Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon

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surrender. Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

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IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See “Charges and Fees” in this prospectus. If you are considering an Enhanced Death Benefit Option and/or the Earnings Multiplier Benefit rider and your contract will be an IRA, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefits” in this prospectus. If this contract is issued as an IRA, no contributions may be made for the taxable year in which you attain age 70 ½.

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Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative within 5 days, we will consider the application incomplete. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)	If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.
2)	If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution. Until our Customer Service Center receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount

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to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the ING Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler’s checks, for example) or restrict the amount of certain forms of premium payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     Contract Value in Fixed Interest Allocations. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     Contract Value in the Subaccounts. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period. In such a case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the ING Liquid Assets Portfolio).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)	We take the contract value in the subaccount at the end of the preceding business day.
2)	We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.
3)	We add (1) and (2).
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4)	We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.
5)	We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C for a description of the calculation of the surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any charge for premium taxes, any redemption fees, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     Surrendering to Receive the Cash Surrender Value. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the ING Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59½ may result in a 10% tax penalty. See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract, compliance with regulatory requirements, and subject to SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. Subject to SEC approval, we reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

Fixed Interest Allocation (The Fixed Account or Fixed Interest Division)

The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations. See Appendix C and the Fixed Account I prospectus for more information. In the event the Fixed Account is not available in your state, then the Fixed Interest Allocation is the Fixed Interest Division. Accordingly, see Appendix D, instead for more information. To obtain a copy of the Fixed Account I prospectus, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or

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access the SEC’s website (http://www.sec.gov). The Offering Brochure for the Fixed Interest Division is also available by contacting our Customer Service Center.

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State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contract, so please see your Contract, any endorsements and riders for the details.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios. These products have different benefits, fees and charges, and may or may not better match your needs. You should be aware that there are alternative options available and if you are interested in learning more about these other products, contact our Customer Service Center or your registered representative. Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available. Please talk to your registered representative for further details.

LIVING BENEFIT RIDERS

Some features and benefits of the Contract, if available, are available by rider for an additional charge. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors. You should analyze each rider thoroughly and understand it completely before you select one. The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract. You should consult a qualified financial adviser in evaluating the riders. Our Customer Service Center may be able to answer your questions. The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

  The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income in annuitizing your Contract;
  The ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are concerned that you may outlive your income; and
  The ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below. You may only add one living benefit rider to your Contract. We do, however, reserve the right to allow the purchase of more than one living benefit rider in the future. You should not purchase the ING LifePay Plus rider with multiple owners, unless the owners are spouses. More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions. The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay during the first five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any

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withdrawals you take while the MGIB rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

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Purchase. To purchase the MGIB rider, you must be age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. Before April 28, 2008, the maximum age was 79. Some broker dealers may limit availability of the rider to younger ages. The MGIB rider must be purchased on the contract date . The Company may in its discretion may allow the purchase of this rider after the contract date . The MGIB rider is not available for purchase with the Max 7 Enhanced Death Benefit. There is a ten-year waiting period before you can annuitize under the MGIB rider.

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Rider Date. The rider date is the date the optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

     No Cancellation. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

     Termination. The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase. The MGIB rider automatically terminates if you:

  annuitize, surrender or otherwise terminate your Contract during the accumulation phase;
  you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;
  the contract value is insufficient to pay the charge for the MGIB rider; or
  there is a change in contract ownership (other than a spousal beneficiary continuation upon your death).

     Rider Charge. The current charge we deduct under the MGIB Rider is 0.75% annually of the MGIB Charge Base. The MGIB Charge Base is the greater of (1) and (2) below, where:

1)	Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b) and (c) where:
	(a)	is the MGIB Rollup Base for Covered Funds;
	(b)	is the MGIB Rollup Base for Special Funds (as defined below); and
	(c)	is the MGIB Rollup Base for Excluded Funds; and
2)	Is the sum of (a) and (b) where:
	(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds; and
	(b)	is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds, and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB Ratchet Bases” below.

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     Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds. The following investment options are currently designated as Special Funds for purposes of calculating the MGIB Benefit Base:

  ING Liquid Assets Portfolio; and
  Fixed Interest Allocation.

Please note that the ProFunds VP Rising Rates Opportunity and ING Limited Maturity Bond portfolios are also Special Funds, but closed to new allocations, effective April 30, 2007 and March 12, 2004, respectively.

No investment options are currently designated as Excluded Funds. Covered Funds are any investment options not designated as Special Funds or Excluded Funds. These fund categories apply to all calculations under the MGIB rider. Please see “The Trust and Funds — Covered Funds, Special Funds and Excluded Funds.”

For Contracts with the MGIB rider purchased before August 21, 2006 (subject to availability), the ING VP Intermediate Bond Portfolio is designated as a Special Fund.

     Fixed Allocation Funds Automatic Rebalancing. In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date, (subject to the terms and restrictions of the MGIB rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

For Contracts with the MGIB rider purchased on and after August 21, 2006 (subject to availability), there is an allocation requirement. If the contract value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total contract value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds. This is called Fixed Allocation Funds Automatic Rebalancing and the percentage is stated in your Contract. Currently, the minimum Fixed Allocation Fund percentage is zero. Accepted Funds are excluded from this rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Currently, the Accepted Funds are:

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BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING Global Equity Option Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

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We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such investment portfolios after the date of the change.

Currently, the Fixed Allocation Funds are:

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ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

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You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

All investment portfolios available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment portfolio restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H –Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including

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reallocations into the Fixed Allocation Funds. You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

     MGIB Benefit Base. The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below). On the MGIB Date, your MGIB Benefit Base is the greater of (1) and (2), where:

1)	Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c)
where:
	(a)	is the MGIB Rollup Base for Covered Funds; and
	(b)	is the MGIB Rollup Base for Special Funds; and
	(c)	is the contract value allocated to Excluded Funds; and
2)	Is the sum of (a) and (b) where:
	(a)	is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and
	(b)	is the contract value allocated to Excluded Funds.

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the contract value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds. This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

     Calculation of MGIB Rollup Bases. The Maximum MGIB Rollup Base is 250% of eligible premiums adjusted pro-rata for withdrawals, subject to availability (300% otherwise and for Contracts with the MGIB rider purchased before August 21, 2006). This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value. The Maximum MGIB Rollup Base is not allocated by fund category.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter. The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges. It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are excluded from the MGIB Rollup Bases.

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The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009). The MGIB Rate is an annual effective rate. We may, at our discretion, discontinue offering this rate. The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal (including market value adjustment). This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds. For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including market value adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

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When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund category on a pro-rata basis. This means a reduction by the same percentage as the transfer bears to the contract value in the fund category. For example, if the contract value in Covered Funds is $1000 and the transfer from Covered Funds to Excluded Funds is $250, then the contract value in Covered Funds is reduced by 25%. In a case where the MGIB Rollup Base for Covered Funds is $1200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer. A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds on a pro-rata basis. But the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases. The MGIB Ratchet Base for Covered Funds and Special Funds equals:

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1)	on the rider date, eligible premiums or the contract value (if the rider is added after the contract date)
	allocated	to Covered Funds and Special Funds;
2)	on each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for
	Covered	Funds and Special Funds is set equal to the greater of:
	(a)	the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and
	(b)	the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior contract anniversary , adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.
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For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90. A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

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3)	at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior contract anniversary (the prior quarterly anniversary date for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.
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The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds. The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges. It is not included in the MGIB Ratchet Benefit Base used to determine benefits.

Eligible premiums are those premiums added more than 5 years before the earliest MGIB Date. This means that, generally, premiums must be paid within five years of purchasing the MGIB rider to be considered eligible premiums. Premiums paid after that are not added to the MGIB Ratchet Bases, but would be added to your contract value.

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Withdrawals reduce each MGIB Ratchet Base on a pro-rata basis. The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including market value adjustment). This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including market value adjustment) reduces the contract value allocated to Covered Funds and Special Funds or Excluded Funds. For example, if the contract value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including market value adjustment), the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

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When you make transfers between Covered Funds or Special Funds and Excluded Funds, net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds on a pro-rata basis. This means a reduction by the same percentage as the transfer bears to the contract value in Covered Funds and Special Funds. For example, if the contract value in Covered Funds and Special Funds is $1000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the contract value in Covered Funds and Special Funds is reduced by 25%. In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250. In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the contract value in Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar

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amount of the transfer. A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider. This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds on a pro-rata basis. But the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the contract value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds. What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base. The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds. As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced. The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

     MGIB Date. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary occurring at least 10 years after the date when you decide to exercise your right to annuitize under the MGIB rider.

     MGIB Annuity Income. Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)	your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment (see Appendix C) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;
2)	your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment (see Appendix C) applied to the then-current income factors in effect for the annuity option you selected; or
3)	the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and market value adjustment (see Appendix C) that would otherwise apply at annuitization.

     MGIB Income Factors. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract. Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the rider. Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the contract value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract. The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract. The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance. If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider. Please see Appendix F — “Examples of Minimum Guaranteed Income Benefit Calculation.”

     MGIB Annuity Options. Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year

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waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of any contract anniversary that occurs at least ten years after the MGIB rider date. At your request, the Company may, at its discretion, extend the latest contract annuity start date without extending the MGIB Date.

The following are the MGIB annuity options available under the MGIB Rider:

1)	Income for Life (single life or joint life with 100% Survivor) and 10-20 year fixed period.
2)	Income for 20-30 year fixed period.
3)	Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB Rider. This option may only be exercised in the 30 day period prior to a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The contract value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and MGIB rider values. This means the contract and MGIB rider values will be adjusted on a pro-rata basis. See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases,” above.

Please note that if you elect partial annuitization, annuity payments received will be treated as withdrawals by us. Please consult your tax adviser before making this election, as the Tax Code is unclear on the taxation of partial annuitization.

     Notification. On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

     Change of Owner and Annuitant. The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death. Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization. In such a case, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Benefit Base is unaffected and continues to accumulate.

     Death of Owner. The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of the annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract. The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factor.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above. Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract. Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors. You should consider all of your options at the time you begin the income phase of your Contract.

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum

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level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

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Important Note:
We introduced the ING
LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008 and January 12, 2009, subject to state approval where applicable. The form of the ING LifePay Plus rider available to you depends on state availability.

The below information pertains to the new form of the ING LifePay Plus rider available for sale beginning on May 1, 2009 in states where approved. If this form of the ING LifePay Plus rider is not yet approved for sale in your state, then please see Appendix I for the information about the form of the ING LifePay
Plus rider available to you..

     Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 85 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The ING LifePay Plus rider is subject to broker/dealer availability. Please note that the ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004 are eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. There is an election form for this purpose. Please contact the Customer Service Center for more information.

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Rider Effective Date. The rider effective date is the date that coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The ING LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

     Highlights. This paragraph introduces the terminology of the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING

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LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the ING LifePay Plus rider offers the Income Optimizer, which is the option to elect to receive systematic installments of the Maximum Annual Withdrawal over the annuitant’s life. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the annuitant’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus rider allows for spousal continuation.

     ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay Plus rider: on the Contract date – equal to the initial premium; or after the Contract date – equal to the Contract value on the effective date of the rider.

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The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay Plus Base as the MGWB Base in the ING LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say for example the current Contract value is $90,000 on a Contract with the ING LifePay Plus rider in the Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

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An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

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Please note that any withdrawals before the rider effective date in the same contract year when the ING LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

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Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary to equal the greater of: the current ING LifePay Plus Base; or the current Contract value. We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the

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procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING LifePay Plus Base; the current Contract value; and the ING LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the ING LifePay Plus Base. Any premiums received during a contract year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-Up. Like the ING LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a pro-rata adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a Step-up. Rather, the first opportunity for a Step-up with this Contract is on January 1, 2009.

     Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59 ½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the Contract value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

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1)	the date annuity payments begin (see “The Annuity Options”);
2)	reduction of the Contract value to zero by an Excess Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the ING LifePay Plus Base.

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The Maximum Annual Withdrawal Percentages are:

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Ages
4%	59 ½ to 64
5%	65-75
6%	76-79
7%	80+

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The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value on the previous business day is greater than the ING LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to that Contract value. The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer. The ING LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the annuitant’s life. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. Please see “Federal Tax Considerations” for more information. The Income Optimizer is only available on non-qualified contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the ING LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a Contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a pro-rata reduction of the ING LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: revoke your election; add on premiums; exchange the Contract; annuitize the Contract; or change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your Contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining Contract value and death benefit and the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the contract anniversary following the annuitant’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the annuitant’s 115th birthday in order to liquidate your Contract value that may remain before the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the annuitant. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

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Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the ING LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option are based on the minimum annual payment factors for each $1,000 reflected in the rider data table and will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “The Annuity Options.”

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Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix G, Illustration 3 for an example.

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Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the ING LifePay Plus Rider.

     Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

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During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59 ½. During this time, the ING LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the ING LifePay Plus Base remains eligible for Step-ups. Once the ING LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the

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applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

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     Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer.

See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

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BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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Currently, the Accepted Funds for the Income Optimizer are:

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BlackRock Global Allocation V.I. Fund	ING Liquid Assets Portfolio
ING LifeStyle Conservative Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	Fixed Interest Allocation
ING LifeStyle Moderate Portfolio

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No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

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ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

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You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

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Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly Contract anniversary. Also, after the following transactions:

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1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

     Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, an ING LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

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ING LifePay Plus Death Benefit Base. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING LifePay Plus rider: On the Contract date – equal to the initial premium; Or after the Contract date – equal to the Contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

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There is no additional charge for the death benefit associated with the ING LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

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In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

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Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue , provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the ING LifePay Plus Base is recalculated to equal the Contract value, inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the ING LifePay Plus Base is recalculated to equal the greater of: the Contract value, inclusive of the guaranteed death benefit; and the last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation. Regardless, the ING LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume are Excess Withdrawals. The Ing LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the ING LifePay Plus Base.

The Maximum Annual Withdrawal is also recalculated at the same time as the ING LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59 ½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value on the previous business day is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to that Contract value before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the ING LifePay Plus Base. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

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In the event the Income Optimizer was elected, systematic installments of the Maximum Annual Withdrawal will continue, SO LONG AS the surviving spouse as annuitant is age 59½. The amount of these continuing payments may change since both the ING LifePay Plus Base and the Maximum Annual Withdrawal are recalculated based on the new annuitant’s age. The rider under the Income Optimizer will remain subject to the higher required specified percentage for allocations to the Fixed Allocation Funds, even if upon spousal continuation the Lifetime Withdrawal Phase has not yet begun, and there is no Maximum Annual Withdrawal, because the annuitant is not yet age 59½.

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Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay Plus rider.

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     Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated) upon any ownership change or change of annuitant, except for:

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1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual;
9)	change of owner pursuant to a court order; and
10)	change of qualified plan ownership to that of the beneficial owner.
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     Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix I for examples.

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Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

     Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

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Important Note: We introduced the ING Joint LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008 and January 12, 2009, subject to state approval where applicable. The form of the ING Joint LifePay Plus rider available to you depends on state availability.

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The below information pertains to the new form of the ING Joint LifePay Plus rider available for sale beginning on May 1, 2009, in states where approved. If this form of the ING Joint LifePay Plus rider is not yet approved for sale in your state, then please see Appendix I for the information about the form of the ING Joint LifePay Plus rider available to you.

     Eligibility. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 85. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The ING Joint LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit. The ING Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the ING Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after November 1, 2004 are eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. We reserve the right to verify the date of birth and social security number of both spouses.

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Rider Effective Date. The rider effective date is the date that coverage under the ING Joint LifePay Plus rider begins. If you purchase the ING Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider, including continuing the ING Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

1)	for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
2)	for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who
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     is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or 3) the spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners.

However, all charges for the ING Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the ING Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The ING Joint LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

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     Highlights. This paragraph introduces the terminology of the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract. Also, the ING Joint LifePay Plus rider offers the Income Optimizer, which is the option to elect to receive systematic installments of the Maximum Annual Withdrawal over the lives of both Active Spouses. The guarantee continues when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the last Active Spouse’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals. The ING Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING Joint LifePay Plus rider allows for spousal continuation.

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     ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING Joint LifePay Plus rider: On the Contract date – equal to the initial premium; or After the Contract date – equal to the Contract value on the effective date of the rider.

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay Plus Base as the MGWB Base in the ING Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account Allocations.

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Say for example the current Contract value is $90,000 on a Contract with the ING Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

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Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: the current ING LifePay Plus Base; or the current Contract value. We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING LifePay Plus Base; the current Contract value; and the ING LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%. The Step-up Tracker is only used to calculate the amount of the Step-up. Initially, it equals the ING LifePay Plus Base. Any premiums received during a contract year are added to the Step-up Tracker and eligible for a partial Step-up. Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up. Like the ING LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a pro-rata adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract. Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date. Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1,

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2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

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     Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59 ½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the Contract value on the previous business day. The Lifetime Withdrawal Phase will continue until the earliest of:

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1)	the date annuity payments begin (see “The Annuity Options”);
2)	reduction of the Contract value to zero by an Excess Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	surrender of the Contract;
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or
6)	the last Active Spouse dies.

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

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Ages
4%	59½ to 64
5%	65-75
6%	76-79
7%	80+

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The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a Step-up. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value on the previous business day is greater than the ING LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to that Contract value. The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

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Income Optimizer. The ING Joint LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the lives of both Active Spouses. We call this option the Income Optimizer. You may elect the Income Optimizer during the Lifetime Withdrawal Phase. This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment. The Income Optimizer is only available on non-qualified contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly. While you are receiving payments under the Income Optimizer, the ING LifePay Plus Base remains eligible for Annual Ratchets. Your Contract may still have a Contract value and death benefit. Spousal continuation of payments under the Income Optimizer is permitted. Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a pro-rata reduction of the ING LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: revoke your election; add on premiums; exchange the Contract; annuitize the Contract; or change ownership (except as permitted under “Change of Owner or Annuitant” below). Once you choose the frequency of payments, you may not change it. Also, the specified percentage of your Contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited. Please see “Investment Option Restrictions” below for the details. You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining Contract value and death benefit and the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. The Terminal Date is the contract anniversary following the youngest Active Spouse’s 95th birthday. Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the youngest Active Spouse’s 115th birthday in order to liquidate your Contract value that may remain before the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status. Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the last Active Spouse. We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option. In the event the Contract’s annuity commencement date is reached while the ING Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options. Payments under this option will be joint life if both Active Spouses are living, or for the life of the only Active Spouse, and are based on the minimum annual payment factors for each $1,000 reflected in the rider data table. Also, these payments will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time. For more information about the Contract’s annuity options, see “The Annuity Options.”

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Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required

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Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the ING Joint LifePay Plus Rider.

     Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: The Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider; No further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

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During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59 ½. During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the ING LifePay Plus Base remains eligible for Step-ups. Once the ING Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the ING LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

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You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

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     Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer.

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See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

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BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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Currently, the Accepted Funds for the Income Optimizer are:

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BlackRock Global Allocation V.I. Fund	ING Liquid Assets Portfolio
ING LifeStyle Conservative Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	Fixed Interest Allocation
ING LifeStyle Moderate Portfolio

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No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

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ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

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You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

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Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract value allocated among the Fixed Allocation

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Funds and Other Funds on any ING Joint LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly Contract anniversary. Also, after the following transactions:

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1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

     Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will not longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the ING Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the ING LifePay Plus Base. See “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

     Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges prorated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

ING LifePay Plus Death Benefit Base. The ING Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING Joint LifePay Plus rider: On the Contract date – equal to the initial premium; Or after the Contract date – equal to the Contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

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There is no additional charge for the death benefit associated with the ING Joint LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

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In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

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Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the ING LifePay Plus Base is recalculated to equal the greater of: the Contract value, inclusive of the guaranteed death benefit; and the last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59 ½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value on the previous business day is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to that Contract value before the Maximum Annual Withdrawal is first calculated. The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the ING LifePay Plus Base. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

     Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge prorated) upon any ownership change or change of annuitant, except for:

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1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
7)	for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

     Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic

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payments under the ING Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix G for examples.

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Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

     Taxation. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

WITHDRAWALS

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. So in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

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Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect. Withdrawals may be subject to taxation and tax penalties.

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We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C for more information on the application of the Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken

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pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested. There is no additional charge for this feature.

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You decide the date on which you would like your systematic withdrawals to start. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

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Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Maximum Percentage
Frequency	of Contract Value
Monthly	1.25%
Quarterly	3.75%
Annually	15.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

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Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature

You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 15% of your contract value as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

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You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date. This date must be at least 30 days after the Contract Date and no later than the 28th day of the month. Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

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You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

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Consult your tax adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax. See “Federal Tax Considerations” for more details.

TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See “Living Benefit Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. Eastern Time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means. Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

  Increased trading and transaction costs;
  Forced and unplanned portfolio turnover;
  Lost opportunity costs; and
  Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

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Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

  Meets or exceeds our current definition of Excessive Trading, as defined below; or
  Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

  More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or
  Six round-trips involving the same fund within a twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

  Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
  Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;
  Purchases and sales of fund shares in the amount of $5,000 or less;
  Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
  Transactions initiated by us, another member of the ING family of insurance companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit (VRU), telephone calls to the ING Customer Service Center, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent,

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as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of insurance companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

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Dollar Cost Averaging

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You may elect to participate in our dollar cost averaging (DCA) program through either the ING Liquid Assets Portfolio or a Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date. These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify. There is no additional charge for dollar cost averaging. Dollar cost averaging is not available with automatic rebalancing and may be subject to limited availability with systematic withdrawals.

We also may offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to availability, exclusively for use with the dollar cost averaging program.

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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

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Dollar cost averaging requires a minimum monthly transfer amount of $100. We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration. The last payment will include earnings accrued over the duration . If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the ING Liquid Assets Portfolio. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

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If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

Transfers under the DCA program must be in compliance with the investment restrictions for the living benefit riders. If you set up DCA transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

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You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trusts and Funds – Restricted Funds.” Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

  Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).
  Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds.
  The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.
  Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or fixed interest allocations as part of or withdraw any subaccount or Fixed Interest Allocation from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in “Trust and Funds – Restricted Funds.” If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to Fixed Account I. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES

Death Benefit During the Accumulation Phase

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During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies before the annuity start date. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center (“claim date”). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime. (See “Systematic Withdrawals” above). A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. Unless you elect otherwise, the distribution will be made into an interest bearing account, backed by our general account that is accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts. We will generally distribute death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.” Interest earned on this account may be less than interest paid on other settlement options.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Standard Death Benefit is available SO LONG AS both the annuitant and the contract owner are age 85 or younger at the time of application. Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

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Maximum	Option	Additional Requirement
Issue Age
79	Annual Ratchet Enhanced Death Benefit	ING LifePay Plus rider or ING Joint LifePay
Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

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The maximum issue age applies to both the annuitant and contract owner at the time of application. The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider. Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the maximum issue age was 80 for a Contract with the Standard Death benefit. Also, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the contract owner and the annuitant (if the contract owner is not an individual) were age 79 or younger at the time of application AND you purchased the ING LifePay Plus rider or ING Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you). Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit. Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit. Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit are available only at the time you purchase your Contract. Neither the Annual Ratchet Enhanced Death Benefit nor Max 7 Enhanced Death Benefit is available when a Contract is owned by joint owners, or joint annuitants if the

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contract owners are not individuals. Not all death benefits are available in every state. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

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Once you choose a death benefit, you cannot change it. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The ING LifePay Plus and ING Joint LifePay Plus riders may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

     Base Death Benefit. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

1)	the contract value; or
2)	the cash surrender value.

Standard Death Benefit. The Standard Death Benefit equals the greater of:

1)	the Base Death Benefit; and
2)	the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payments allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premium payments allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

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Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

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Transfers among Fund categories do not reduce the overall Standard MGDB.

  Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.
  Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

     Enhanced Death Benefit Options. The Contract has Enhanced Death Benefit options designed to protect the contract value from poor investment performance and the impact that poor investment performance could have on

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the Standard Death Benefit. The Enhanced Death Benefit options enable you to lock in positive investment performance. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. The criteria to lock are different. The Annual Ratchet Enhanced Death Benefit locks annually. The Max 7 Enhanced Death Benefit not only locks annually, but also has an additional element that locks annually at a specified interest rate, so your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements. Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge. The Enhanced Death Benefit options are explained further below.

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both Enhanced Death Benefit options: the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit.

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Allocation restrictions apply for purposes of determining death benefits. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

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The Annual Ratchet Enhanced Death Benefit equals the greater of:

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1)	the Standard Death Benefit; and
2)	the Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds.
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Covered Funds are all investment options not designated as Excluded Funds. No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before January 12, 2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

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1)	the current contract value in Covered Funds (after deductions occurring as of that date); or
2)	the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.
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Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet MGDB allocated to Covered Funds. On the contract date, the Quarterly Ratchet MGDB in Covered Funds equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

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1)	the current contract value in Covered Funds (after deductions occurring as of that date); and
2)	the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.
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Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

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1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)	the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.
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Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly Ratchet MGDB allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

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1)	the current contract value in Excluded Funds (after deductions occurring as of that date); or
2)	the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.
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Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB. Withdrawals and net transfers to and from Covered Funds and Excluded Funds would have the same outcome.

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The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit.

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The 7% Solution Death Benefit Element is the greater of:

1) the Standard Death Benefit; and

2) the lesser of:

(a) 2.5 times all premium payments, adjusted for withdrawals (the “cap”); and

(b) the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For Contracts issued prior to August 21, 2006, the cap is 3 times all premium payments, adjusted for withdrawals.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

  ING Liquid Assets Portfolio; and
  Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007.

For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The ING Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the ING VP Intermediate Bond Portfolio is designated as a Special Fund.

Covered Funds are all investment options not designated as Special Funds or Excluded Funds. No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of 7% MGDB allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

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Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e., Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

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Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis. The increase in the 7% MGDB allocated to the fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

     Earnings Multiplier Benefit Rider. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the “rider effective date.”

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals (“Maximum Base”). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see “Charges and Fees — Charges Deducted from the Subaccounts – Optional Rider Charges -Earnings Multiplier Benefit Rider Charge” for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in “Federal Tax Considerations – Tax Consequences of Living Benefits and Enhanced Death Benefit,” in this prospectus.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the ING Liquid Assets Portfolio, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

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The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

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If you elect the Annual Ratchet Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age 90. If you elected the Max 7 Enhanced Death Benefit, the new or surviving owner is attained age 79 or less, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached.

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If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid Assets subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

Continuation After Death — Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code. See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the ING Liquid Assets subaccount, or its successor.

The death benefit will then terminate. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the ING Liquid Assets Portfolio, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

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Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.

If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”). “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

THE ANNUITY OPTIONS

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. Four fixed payment annuity options are currently available. We will make these payments under the annuity option you choose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. Living benefit riders automatically terminate when the income phase of your Contract begins. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met. The Maximum Annual Withdrawal may be available with the ING LifePay Plus or ING Joint LifePay Plus riders. There is no death benefit after the annuity start date.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option. In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

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For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Payments under our current annuity options will last either for a specified period of time or for the life of the annuitant, or both – depending on the option. We will determine the amount of the annuity payments on the annuity start date by multiplying the contract value (adjusted for any market value adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing by 1,000. The applicable payment factor will depend on: the annuity option; payment date; the frequency of payments you choose; and the age of the annuitant or beneficiary (and gender, where appropriate under applicable law). Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

1)	The person named to receive payment is other than the contract owner or beneficiary;
2)	The person named is not a natural person, such as a corporation; or
3)	Any income payment would be less than the minimum annuity income payment allowed.

Selecting the Annuity Start Date

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You select the annuity start date, which is the date on which the annuity payments commence. Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 90th birthday .

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 90th birthday .

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If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see “Federal Tax Considerations” and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

The Annuity Options

The Contract has 4 annuity options. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account. If you do not choose annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations.

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     Option 1. Income for a Fixed Period. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

     Option 2. Income for Life with a Period Certain. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     Option 3. Joint Life Income. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available upon request.

     Option 4. Annuity Plan. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

1)	For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.
2)	For Option 3, no amounts are payable after both named persons have died.
3)	For Option 4, the annuity option agreement will state the amount we will pay, if any.

OTHER CONTRACT PROVISIONS

Reports to Contract Owners

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We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing. We may also send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value . You have 30 days to notify our Customer Service Center of any errors or discrepancies . We will notify you when any shareholder reports of the investment portfolios in which Separate Account B invests are available. We will also send any other reports, notices or documents we are required by law to furnish to you.

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Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the 7 permitted days on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of

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securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the greater of the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment. In no event does the Company retain any investment gain associated with a Contract that is free looked. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the ING Liquid Assets Portfolio). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your free look rights depend on the laws of the state in which you purchase the Contract. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, 1475 Dunwoody Drive, West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

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Directed Services LLC does not retain any commissions or compensation paid to it by ING USA for Contract sales. Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”). Selling firms are also registered with the SEC and are FINRA member firms.

The following is a list of broker/dealers that are affiliated with the Company:

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·	Bancnorth Investment Group, Inc.	·	ING Funds Distributor, LLC
·	Directed Services LLC	·	ING Investment Advisors, LLC
·	Financial Network Investment Corporation	·	ING Investment Management Services LLC
·	Guaranty Brokerage Services, Inc.	·	Multi-Financial Securities Corporation
·	ING America Equities, Inc.	·	PrimeVest Financial Services, Inc.
·	ING Financial Advisers, LLC	·	ShareBuilder Securities Corporation
·	ING Financial Markets LLC	·	Systematized Benefits Administrators, Inc.
·	ING Financial Partners, Inc.

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Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts. Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account. We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 3.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.40% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices. Commissions and annual compensation, when combined, could exceed 3.0% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers. These amounts may include:

  Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;
  Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives). These loans may have advantageous terms such as reduction or
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  elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;
  Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our expense;
  Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products. We do not hold contests based solely on the sales of this product;
  Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and
  Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

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The following is a list of the top 25 selling firms that, during 2008, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

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1.	ING Financial Partners, Inc.	14.	Wells Fargo Investments, LLC
2.	Citigroup Global Markets, Inc.	15.	Multi-Financial Securities Corporation
3.	LPL Financial Corporation	16.	Banc of America Investment Services Inc.
4.	ING Financial Partners, Inc. - CAREER	17.	ING Financial Advisers, LLC
5.	Morgan Stanley & Co. Incorporated	18.	Securities America, Inc.
6.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	19.	National Planning Corporation
7.	Wachovia Securities, LLC - Bank	20.	Financial Network Investment Corporation
8.	Chase Investment Services Corporation	21.	Royal Alliance Associates, Inc.
9.	UBS Financial Services, Inc.	22.	Raymond James Financial Services, Inc.
10.	A. G. Edwards & Sons, Inc.	23.	MML Investors Services, Inc.
11.	Wachovia Securities, LLC	24.	Park Avenue Securities, LLC.
12.	Woodbury Financial Services Inc.	25.	Securian Financial Services Inc.
13.	PrimeVest Financial Services, Inc.

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Directed Services LLC may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments and/or a percentage of Contract values. Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts. It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts

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over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

OTHER INFORMATION

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion. The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Directed Services LLC, the principal underwriter and distributor of the contract, is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Directed Services LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

FEDERAL TAX CONSIDERATIONS

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Introduction

This section discusses our understanding of current federal income tax laws affecting the contract. Federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading it:

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Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract; Tax laws change. It is possible that a change in the future could affect contracts issued in the past; This section addresses some but not all applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes, or any other tax provisions; and We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

The Contract may be purchased on a non-tax-qualified basis (non-qualified contracts) or purchased on a tax-qualified basis (qualified contracts).

Non-qualified contracts are purchased with after tax contributions and are not related to retirement plans that receive special income tax treatment under the Tax Code.

Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify for special income tax treatment under Sections 401, 408 or 408A, and some provisions of 403 and 457 of the Tax Code.

Effective January 1, 2009, except in the case of a rollover contribution as permitted under the Tax Code or as a result of an intra-plan exchange or plan-to-plan transfer described under the Final Regulations, contributions to a section 403(b) tax sheltered annuity contract may only be made by the Employer sponsoring the Plan under which the assets in your contract are covered subject to the applicable Treasury Regulations and only if the Company, in its sole discretion, agrees to be an approved provider.

Taxation of Non-Qualified Contracts

Contributions

You may not deduct the amount of your contributions to a non-qualified contract.

Taxation of Gains Prior to Distribution

     Tax Code Section 72 governs taxation of annuities in general. We believe that if you are a natural person you will generally not be taxed on increases in the value of a non-qualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

     Diversification. Tax Code Section 817(h) requires that in a nonqualified contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the Contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by the Treasury in Reg. Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so.

     Investor Control. Although earnings under non-qualified contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely

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affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements.

     Non-Natural Holders of a Non-Qualified Contract. If you are not a natural person, a non-qualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase in the contract value over the “investment in the contract” (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with its tax adviser prior to purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner.

     Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

     General. When a withdrawal from a non-qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the contract at that time. Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the contract (cost basis).

     10% Penalty Tax. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

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made on or after the taxpayer reaches age 59½;
made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);
attributable to the taxpayer’s becoming disabled as defined in the Tax Code;
made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or
the distribution is allocable to investment in the contract before August 14, 1982.

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The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax advisor regarding procedures for making Section 1035 exchanges.

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If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

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First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;
Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;
Then, from any remaining “income on the contract;” and
Lastly, from any remaining “investment in the contract.”

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The IRS has concluded that in certain instances, the partial exchange of a portion of one annuity contract for another contract will be tax-free. Pursuant to IRS guidance, receipt of withdrawals, surrenders or annuity payments (annuitizations) from either the original contract or the new contract during the 12 month period following the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% tax penalty. A taxable event may be avoided if requirements identified as a qualifying event are satisfied. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 12 months with your tax advisor prior to proceeding with the transaction.

     Taxation of Annuity Payments. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

Different distribution requirements apply if your death occurs:

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After you begin receiving annuity payments under the Contract; or
Before you begin receiving such distributions.

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If your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you died on September 1, 2008, your entire balance must be distributed by August 31, 2013. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

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Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

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If the designated beneficiary is your spouse, the contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of a contract owner.

The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a non-qualified contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value generally will be treated as a distribution. Anyone contemplating any such transfer, pledge, assignment, or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

     Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity (1) which is purchased with a single premium, (2) with annuity payments starting within one year from the date of purchase, and (3) which provides a series of substantially equal periodic payments made annually or more frequently. While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to contracts owned by non-natural persons, and for certain exchanges.

     Multiple Contracts. Tax laws require that all non-qualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

     Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact our Customer Service Center.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

General

     The Contracts are primarily designed for use with IRAs under Tax Code Sections 401, 408 or 408A, and some provisions of 403 and 457 (We refer to all of these as “qualified plans”). The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a Contract, or on annuity payments, depends on the type of retirement plan and your tax status. Special favorable tax treatment may be available for certain types of

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contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some qualified plans may be subject to additional distribution or other requirements that are not incorporated into the Contract. No attempt is made to provide more than general information about the use of the Contracts with qualified plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless we consent.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

     Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living benefits and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

     Section 401(a), 401(k), Roth 401(k), and 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Employers intending to use the Contract with such plans should seek competent legal advice.

The contracts may also be available as a Roth 401(k), as described in Tax Code Section 402A, and we may set up accounts for you under the Contract for Roth 401(k) contributions (“Roth 401(k) accounts”). Tax Code Section 402A allows employees of certain private employers to contribute after-tax salary contributions to a Roth 401(k), which provides for tax-free distributions, subject to certain restrictions.

     Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

     Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such

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rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

     Section 403(b) Tax-Sheltered Annuities. The contracts are no longer available for purchase as Tax Code section 403(b) tax-sheltered annuities. Existing contracts issued as Tax Code section 403(b) tax-sheltered annuities will continue to be maintained as such under the applicable rules and regulations.

The Treasury Department has issued regulations which generally take effect on January 1, 2009. Existing contracts will be modified as necessary to comply with these regulations where allowed, or where required by law in order to maintain their status as section 403(b) tax-sheltered annuities. The final regulations include: (a) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (b) the revocation of IRS Revenue Ruling 90-24, and the resulting increase in restrictions on a participant’s right to transfer his or her 403(b) accounts; and (3) the imposition of withdrawal restrictions on non-salary reduction contribution amounts, as well as other changes.

Contributions

     In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. You should consult with your tax adviser in connection with contributions to a qualified contract.

Distributions – General

     Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, annuity payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

     Section 401(a), 401(k) and 403(a) Plans. Distributions from these plans are taxed as received unless one of the following is true:

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The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired safety officer as defined in the
Pension Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
a required minimum distribution under Tax Code Section 401(a)(9);
a hardship withdrawal;
otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Contract used with a
401(a), 401(k) or 403(a) plan unless certain exceptions, including one or more of the following, have occurred:

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You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
You have separated from service with the sponsor at or after age 55;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) plans only).

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In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalties in other circumstances.

     Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

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The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following, have occurred:

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You have attained age 59½;
You have become disabled, as defined in the Tax Code;
You have died and the distribution is to your beneficiary;
The distribution amount is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
The distribution is made due to an IRS levy upon your plan;
The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006.

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In addition, the 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

     Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

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Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first-
time home purchase.

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If a distribution is not qualified, generally it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

     403(b) Plans. Distributions from your contract are subject to the requirements of Code Section 403(b), the Treasury Regulations, and, if applicable, the Plan under which the assets in your contract are covered. In accordance with Code Section 403(b) and the Treasury Regulations, we have no responsibility or obligation to make any distribution (including distributions due to loans, annuity payouts, qualified domestic relations orders, hardship withdrawals and systematic distributions options) from your contract until we have received instructions or information from your Employer and/or its designee or, if permitted under Code Section 403(b) and the Treasury Regulations, you in a form acceptable to us and necessary for us to administer your contract in accordance with Code Section 403(b) the Treasury Regulations, and, if applicable, the Plan.

All distributions from these plans are taxed as received unless one of the following is true:

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The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;
You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

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A payment is an eligible rollover distribution unless it is:

Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
A required minimum distribution under Tax Code section 401(a)(9);
A hardship withdrawal;
Otherwise excludable from income; or
Not recognized under applicable regulations as eligible for rollover.

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The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a 403(b) plan, unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a 403(b) plan, plus in the event you have separated from service with the sponsor at or after age 55, or you have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary. In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Distribution of amounts restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship. Such distributions remain subject to other applicable restrictions under the Tax Code and the regulations.

     Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans. In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of a qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

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     Lifetime Required Minimum Distributions (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs only).

     To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate the following:

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Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; and
Distribution amounts.

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     Start Date and Time Period. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

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Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

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     Distribution Amounts. The amount of each required distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

     50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract.

     Required Distributions Upon Death (Sections 401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs Only). Different distribution requirements apply after your death, depending upon if you have been receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract.

If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the required minimum distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time frames:

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Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

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     Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

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December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 70½.

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     No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar containing the fifth anniversary of the contract owner’s death.

     Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

     Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

     401(a), 401(k), Roth 401(k), 403(a) and 403(b). Generally, distributions from these plans are subject to mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

     IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

     Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

     IRAS and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

     Section 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

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A plan participant as a means to provide benefit payments;
An alternate payee under a qualified domestic relations order in accordance with Tax Code section
414(p); or
The Company as collateral for a loan.

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Tax Consequences of Living Benefits and Death Benefit

     Living Benefits. Except as otherwise noted below, when a withdrawal from a nonqualified contract occurs under the ING LifePay Plus or ING LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the contract owner’s investment in the contract at that time.

Investment in the contract is generally equal to the amount of all contributions to the contract, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made. For nonqualified contracts, the income on the contract for purposes of calculating the taxable amount of a distribution may be unclear. For example, the living benefits provided under the ING LifePay Plus or ING Joint LifePay Plus rider, as well as the market value adjustment, could increase the contract value that applies. Thus, the income on the contract could be higher than the amount of income that would be determined without regard to such a benefit. As a result, you could have higher amounts of income than will be reported to you. In addition, payments under any guaranteed payment phase of such riders after the

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contract value has been reduced to zero may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the ING LifePay Plus or ING Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes. A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the ING LifePay Plus or ING Joint LifePay Plus rider, causing a pro-rata reduction of the ING LifePay Plus Base and Maximum Annual Withdrawal. This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments. Once your investment in the contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitization, such as those associated with the minimum guaranteed income benefit as withdrawals rather than annuity payments. Please consult your tax adviser before electing a partial annuitization.

     Enhanced Death Benefits. The Contract offers a death benefit that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. In addition, the provision of such benefits may result in currently taxable income to contract owners, and the presence of the death benefit could affect the amount of required minimum distributions. Finally, certain charges are imposed with respect to some of the available death benefits. It is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

Taxation of Company

We are taxed as a life insurance company under the Tax Code. The Separate Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company,” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

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STATEMENT OF ADDITIONAL INFORMATION

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to our Customer Service Center at the address shown on the prospectus cover.

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

Name
Social Security Number
Street Address
City, State, Zip

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APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2008, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial Information. Complete information is available in the SAI. Contact our Customer Service Center to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods.

Separate Account Annual Charges of 1.40%

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	267,247	328,037	389,830	512,777	510,227	355,401	69,607
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09
Value at end of period	$7.99
Number of accumulation units outstanding at end of period	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.68	$20.49	$17.41	$16.74	$13.85	$10.00
Value at end of period	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	1,517,242	1,927,008	2,430,081	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.21	$13.15	$11.97	$10.22
Value at end of period	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	11,187,820	8,180,923	5,267,423	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	3,016,228	3,793,220	3,999,650	3,467,553	3,098,913	2,275,054	478,395	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$22.65	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01
Value at end of period	$11.97	$22.65	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06
Number of accumulation units outstanding at end of period	2,456,786	2,932,928	3,363,821	4,042,405	4,750,522	5,531,902	5,368,761	6,450,280	6,881,891	5,870,533

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	3,167,031
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$8.85
Number of accumulation units outstanding at end of period	4,629,576
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	26,599,640	21,696,367	18,821,265	15,583,944	9,535,997	1,647,654
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.38	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	17,876,389	14,555,763	12,258,413	10,360,815	6,533,086	1,032,491
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.26	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	10,841,337	9,438,334	7,746,931	5,984,403	3,147,004	589,077
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.99
Value at end of period	$9.08
Number of accumulation units outstanding at end of period	296,480
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$12.51	$11.01	$10.00
Value at end of period	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	3,468,055	2,503,317	1,645,722	857,118
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.50
Number of accumulation units outstanding at end of period	1,504,065
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97	$10.00
Value at end of period	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97
Number of accumulation units outstanding at end of period	1,241,676	1,170,061	1,314,957	1,467,824	273,908	158,396	44,773
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.59	$14.19	$12.37	$11.91	$10.83	$8.37	$10.00
Value at end of period	$9.30	$14.59	$14.19	$12.37	$11.91	$10.83	$8.37
Number of accumulation units outstanding at end of period	315,141	439,091	584,498	355,798	405,741	289,419	93,268

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.21	$10.05	$10.05
Value at end of period	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	3,270,508	1,892,774	854,223
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.43	$11.13	$9.91	$10.06
Value at end of period	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	3,528,125	1,733,413	904,669	7,654
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.96	$12.11	$10.78	$9.91	$10.00
Value at end of period	$9.12	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	2,462,017	1,874,723	1,900,621	1,770,932	332,663
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.32	$11.19	$10.75	$10.49	$9.79
Value at end of period	$8.80	$12.32	$11.19	$10.75	$10.49
Number of accumulation units outstanding at end of period	74,128	25,298	39,234	26,871	13,651
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23	$9.09	$9.88	$10.00
Value at end of period	$10.03	$16.72	$14.81	$13.42	$11.565	$9.52	$7.23	$9.09	$9.88
Number of accumulation units outstanding at end of period	7,90043	8,909,282	5,842,433	6,237,950	2,675,497	2,137,834	1,436,694	685,331	290,230
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.40	$10.18
Value at end of period	$5.84	$10.40
Number of accumulation units outstanding at end of period	5,640,975	1,412,784
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.06	$10.93	$10.00
Value at end of period	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	4,555,948	3,440,430	1,274,023
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.89	$12.42
Value at end of period	$7.29	$11.89
Number of accumulation units outstanding at end of period	3,054,887	2,191,899
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.61	$10.00
Value at end of period	$6.09	$9.61
Number of accumulation units outstanding at end of period	18,040,063	7,707,311
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.40
Value at end of period	$7.85
Number of accumulation units outstanding at end of period	85,858

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.45	$13.62	$11.04
Value at end of period	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	2,084,334	1,270,230	740,797
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28
Value at end of period	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37
Number of accumulation units outstanding at end of period	2,510,627	2,063,890	1,643,710	1,542,661	964,040	742,286	575,255	295,871	309,819	355,052
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.01	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29
Value at end of period	$7.53	$16.01	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57
Number of accumulation units outstanding at end of period	1,191,088	1,563,388	2,205,185	2,837,858	3,629,884	3,949,927	4,449,069	5,060,321	5,535,477	4,666,041
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	139,687
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$17.16	$14.40	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89	$10.00
Value at end of period	$8.63	$17.16	$14.40	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89
Number of accumulation units outstanding at end of period	5,751,889	5,272,667	1,175,746	868,501	778,230	856,121	464,523	368,091	121,670
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28
Value at end of period	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61
Number of accumulation units outstanding at end of period	4,935,142	4,448,144	3,740,816	3,298,670	2,479,088	2,328,297	1,975,891	2,270,962	2,014,772	2,133,907
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18
Value at end of period	$6.91
Number of accumulation units outstanding at end of period	540,677
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	1,611,588	1,945,337	2,000,101	1,821,293	1,519,167	824,986	169,670
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.27	$12.59	$10.64	$10.09
Value at end of period	$7.32	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	86,922	181,685	342,279	81,336
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	5,824,950	5,689,657	4,314,295	3,309,450	1,748,507	506,335	72,898
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.42	$13.88	$12.79	$11.67	$10.82	$10.00
Value at end of period	$8.03	$13.42	$13.88	$12.79	$11.67	$10.82
Number of accumulation units outstanding at end of period	1,053,734	1,186,301	1,293,651	1,404,961	1,127,028	100,971

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A4

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.73	$10.50	$10.00	$9.56	$8.52	$7.05	$8.87	$9.94	$10.00
Value at end of period	$4.27	$9.73	$10.50	$10.00	$9.56	$8.52	$7.05	$8.87	$9.94
Number of accumulation units outstanding at end of period	3,243,581	3,950,267	4,400,358	4,471,159	3,555,247	2,887,495	1,676,923	1,073,857	274,785
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX®
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	3,388,765
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.19	$13.94	$11.97	$11.26	$10.13
Value at end of period	$8.14	$14.19	$13.94	$11.97	$11.26
Number of accumulation units outstanding at end of period	13,089,343	12,260,729	10,107,488	6,471,802	2,006,309
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.54
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	1,191,721
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.69	$13.36	$11.74	$11.14	$10.04
Value at end of period	$8.55	$13.69	$13.36	$11.74	$11.14
Number of accumulation units outstanding at end of period	52,718,863	40,143,829	27,875,284	15,847,602	5,441,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.20	$12.79	$11.44	$10.97	$10.02
Value at end of period	$8.91	$13.20	$12.79	$11.44	$10.97
Number of accumulation units outstanding at end of period	40,348,931	30,295,698	21,959,884	14,592,583	6,216,029
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.79	$12.36	$11.25	$10.83	$10.06
Value at end of period	$9.34	$12.79	$12.36	$11.25	$10.83
Number of accumulation units outstanding at end of period	19,133,193	12,817,920	9,923,196	7,125,546	3,622,165
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77
Value at end of period	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72
Number of accumulation units outstanding at end of period	954,519	1,366,149	1,891,473	2,520,744	3,368,052	5,262,645	6,261,694	4,325,602	3,621,501	2,938,050
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33
Value at end of period	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79
Number of accumulation units outstanding at end of period	15,903,229	6,935,089	6,031,181	5,498,848	5,672,311	7,879,356	12,089,343	14,053,316	14,214,982	13,701,796
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$8.77	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	632,115	878,558	1,352,565	1,279,162	1,504,119	1,526,538	1,177,892	952,473	539,461
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29
Value at end of period	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62
Number of accumulation units outstanding at end of period	5,258,119	6,017,607	7,262,969	9,249,375	10,491,049	11,921,200	12,372,395	16,739,731	18,211,995	14,289,972

Access			A5

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.05	$15.18	$12.42	$10.00
Value at end of period	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	2,376,603	2,243,027	1,560,451	1,361,072
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72
Value at end of period	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06
Number of accumulation units outstanding at end of period	4,728,779	5,566,345	6,490,070	7,790,025	8,667,716	9,215,693	9,138,045	9,253,396	9,222,565	8,274,090
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.46	$14.70	$11.40	$10.07
Value at end of period	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	4,123,843	3,122,597	1,844,733	1,446,986
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.01
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	79,955
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.99
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	98,549
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.55	$13.88	$11.97	$10.12
Value at end of period	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,818,384	1,491,444	1,005,867	403,465
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$25.14	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89
Value at end of period	$15.20	$25.14	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04
Number of accumulation units outstanding at end of period	1,941,993	2,579,675	3,137,569	3,895,256	4,647,975	5,432,937	5,913,309	7,316,946	8,149,686	6,431,949
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.49	$11.34	$9.94	$9.99
Value at end of period	$7.27	$11.49	$11.34	$9.94
Number of accumulation units outstanding at end of period	124,065	183,126	246,941	309,726
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09
Value at end of period	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79
Number of accumulation units outstanding at end of period	16,888,379	8,029,233	5,417,078	5,880,636	5,917,199	5,369,915	4,410,375	1,669,195	1,224,547	753,003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	4,317,113	6,065,004	7,287,786	8,674,427	9,413,696
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.10	$12.64	$10.98	$10.30
Value at end of period	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	896,825	1,065,830	1,051,162	1,137,342

Access			A6

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$12.56	$12.07	$10.90	$10.00
Value at end of period	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	8,408,547	7,528,407	7,507,837	7,692,715
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.95
Value at end of period	$8.14
Number of accumulation units outstanding at end of period	88,195
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.17
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	629,227
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.30
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	578,346
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	1,397,996
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53
Value at end of period	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65
Number of accumulation units outstanding at end of period	8,278,462	8,055,776	7,742,558	7,736,987	6,834,477	6,071,997	5,326,019	4,592,780	3,264,322	2,546,589
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94
Value at end of period	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47
Number of accumulation units outstanding at end of period	3,367,200	3,471,081	3,923,791	4,330,653	4,187,985	3,283,741	2,796,774	3,366,042	2,309,478	2,014,454
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.17	$10.10
Value at end of period	$5.78	$10.17
Number of accumulation units outstanding at end of period	775,347	317,543
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.71	$11.18	$10.17
Value at end of period	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	2,681,328	1,021,786	237,468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97	$14.88
Value at end of period	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97
Number of accumulation units outstanding at end of period	1,712,450	1,869,745	2,011,664	1,908,440	2,183,115	2,320,224	1,965,665	1,757,559	1,348,844	676,402
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.55	$12.61	$11.19	$10.24
Value at end of period	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	159,712	211,221	240,320	119,772
Access

A7

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.05	$11.75	$11.45	$10.09	$9.54	$7.82	$10.00
Value at end of period	$7.02	$14.05	$11.75	$11.45	$10.09	$9.54	$7.82
Number of accumulation units outstanding at end of period	2,227,822	518,738	610,136	679,106	474,118	349,933	124,181
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.72	$14.24	$12.46	$12.21
Value at end of period	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	2,342,903	2,261,293	2,275,253	1,931,362
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.26	$12.04	$10.86	$10.16
Value at end of period	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	2,734,004	1,006,618	482,346	333,809
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85	$10.00
Value at end of period	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85
Number of accumulation units outstanding at end of period	2,715,369	2,698,954	2,849,171	2,467,075	1,394,309	758,774	220,958
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.22
Value at end of period	$8.57
Number of accumulation units outstanding at end of period	60,783
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61
Value at end of period	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83
Number of accumulation units outstanding at end of period	2,778,827	3,278,627	4,097,219	4,720,301	5,219,472	5,707,684	6,183,621	7,290,571	8,035,274	7,496,161
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74
Value at end of period	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62
Number of accumulation units outstanding at end of period	952,216	1,233,036	1,684,633	1,718,845	1,657,594	1,388,196	1,167,176	887,731	1,006,919	534,577
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.57	$12.72	$10.33	$10.38
Value at end of period	$7.52	$13.57	$12.72	$10.33
Number of accumulation units outstanding at end of period	218,566	384,429	301,961	2,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.78	$11.40	$10.12	$9.76	$8.98	$10.00
Value at end of period	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	1,295,966	1,448,885	1,498,538	1,549,701	1,431,006	494,773
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.75	$13.25	$12.31	$11.26	$10.04
Value at end of period	$8.44	$13.75	$13.25	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,538,832	1,857,115	1,780,924	1,371,262	437,111

Access

A8

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.80	$13.88	$12.41	$11.72	$10.06
Value at end of period	$8.37	$12.80	$13.88	$12.41	$11.72
Number of accumulation units outstanding at end of period	1,200,311	1,437,532	1,463,522	1,076,172	424,131
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64	$10.00
Value at end of period	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64
Number of accumulation units outstanding at end of period	14,692,505	12,433,842	7,089,555	3,506,748	2,682,543	1,026,869	719,279
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.72	$8.66	$8.17	$7.52	$7.15
Value at end of period	$6.58	$10.72	$8.66	$8.17	$7.52
Number of accumulation units outstanding at end of period	4,769,928	299,160	369,355	457,358	440,238
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	686,734
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62	$8.33	$10.00
Value at end of period	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62	$8.33
Number of accumulation units outstanding at end of period	1,257,982	1,598,381	1,976,720	2,164,620	2,126,799	1,851,941	774,557	180,638
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.88	$11.46	$9.72	$9.98
Value at end of period	$7.21	$10.88	$11.46	$9.72
Number of accumulation units outstanding at end of period	91,206	156,049	263,571	435
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	4,193,381
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67	$8.90	$10.00
Value at end of period	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67	$8.90
Number of accumulation units outstanding at end of period	178,757	302,151	644,480	939,625	1,756,560	1,824,762	1,231,933	805,047
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05	$8.27	$10.00
Value at end of period	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05	$8.27
Number of accumulation units outstanding at end of period	152,071	193,438	348,410	492,243	526,719	648,934	257,910	8,429
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	402,662	538,853	708,583	1,016,831	834,452	98,866

Access

A9

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.35%

	2008	2007	2006	2005

AIM V.I. LEISURE FUND
(Fund first available during January 2005)
Value at beginning of period	$11.74	$12.12	$9.96	$10.07
Value at end of period	$6.53	$11.74	$12.12	$9.96
Number of accumulation units outstanding at end of period	8,572	10,032	10,713	13,875
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.12
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	868,356
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during January 2005)
Value at beginning of period	$11.74	$12.34	$10.59	$9.86
Value at end of period	$8.24	$11.74	$12.34	$10.59
Number of accumulation units outstanding at end of period	40,940	48,888	67,331	72,090
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.82	$12.94	$11.89	$10.24
Value at end of period	$8.29	$14.82	$12.94	$11.89
Number of accumulation units outstanding at end of period	742,258	635,885	416,098	196,054
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.14	$12.28	$10.48	$9.93
Value at end of period	$6.78	$12.14	$12.28	$10.48
Number of accumulation units outstanding at end of period	176,414	272,175	200,164	112,202
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.38	$10.52	$10.58	$9.53
Value at end of period	$5.96	$11.38	$10.52	$10.58
Number of accumulation units outstanding at end of period	81,770	76,409	67,881	50,679
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.15
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	144,997
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$8.77
Number of accumulation units outstanding at end of period	203,705
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$13.50	$12.37	$11.56	$10.07
Value at end of period	$7.35	$13.50	$12.37	$11.56
Number of accumulation units outstanding at end of period	1,269,953	1,001,924	738,911	474,731
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.87	$11.63	$10.39	$9.74
Value at end of period	$7.16	$11.87	$11.63	$10.39
Number of accumulation units outstanding at end of period	990,722	914,620	581,603	369,560

Access

A10

	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$16.49	$14.15	$12.24	$10.19
Value at end of period	$9.27	$16.49	$14.15	$12.24
Number of accumulation units outstanding at end of period	616,655	603,416	325,441	144,537
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.36
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	6,131
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.75	$12.30	$10.93	$10.02
Value at end of period	$7.31	$12.75	$12.30	$10.93
Number of accumulation units outstanding at end of period	274,754	208,722	82,600	44,082
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.46
Number of accumulation units outstanding at end of period	84,561
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$11.86	$11.38	$10.88	$10.06
Value at end of period	$7.06	$11.86	$11.38	$10.88
Number of accumulation units outstanding at end of period	70,575	55,472	45,592	20,687
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.18	$11.96	$10.53	$9.93
Value at end of period	$7.69	$12.18	$11.96	$10.53
Number of accumulation units outstanding at end of period	39,644	44,038	54,445	28,542
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.04	$9.99	$10.22
Value at end of period	$6.46	$10.04	$9.99
Number of accumulation units outstanding at end of period	314,742	148,855	34,010
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.20	$11.01	$10.24
Value at end of period	$6.64	$11.20	$11.01
Number of accumulation units outstanding at end of period	262,843	179,995	56,659
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$12.90	$12.17	$10.95	$9.98
Value at end of period	$8.99	$12.90	$12.17	$10.95
Number of accumulation units outstanding at end of period	131,422	71,273	44,195	24,904
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.48	$10.53	$10.22	$9.73
Value at end of period	$8.12	$11.48	$10.53	$10.22
Number of accumulation units outstanding at end of period	6,496	7,068	6,553	4,088

Access

A11

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$14.37	$12.85	$11.76	$10.67
Value at end of period	$8.54	$14.37	$12.85	$11.76
Number of accumulation units outstanding at end of period	317,226	229,273	90.403	55,130
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.36	$10.13
Value at end of period	$5.76	$10.36
Number of accumulation units outstanding at end of period	464,609	77,433
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.88	$10.85	$9.94
Value at end of period	$7.52	$10.88	$10.85
Number of accumulation units outstanding at end of period	359,683	304,954	93,050
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.81	$12.55
Value at end of period	$7.17	$11.81
Number of accumulation units outstanding at end of period	129,059	139,256
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.54	$10.00
Value at end of period	$5.99	$9.54
Number of accumulation units outstanding at end of period	929,525	596,214
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.25	$13.54	$11.42
Value at end of period	$7.03	$12.25	$13.54
Number of accumulation units outstanding at end of period	139,822	85,848	39,826
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$21.51	$16.53	$13.94	$10.22
Value at end of period	$12.39	$21.51	$16.53	$13.94
Number of accumulation units outstanding at end of period	378,361	303,654	123,970	84,669
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$15.33	$13.25	$11.16	$10.16
Value at end of period	$7.13	$15.33	$13.25	$11.16
Number of accumulation units outstanding at end of period	1,779	6,767	10,223	10,562
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.39
Value at end of period	$6.02
Number of accumulation units outstanding at end of period	2,335
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$16.41	$13.90	$11.57	$10.14
Value at end of period	$8.18	$16.41	$13.90	$11.57
Number of accumulation units outstanding at end of period	501,881	320,899	56,728	23,545

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A12

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$25.12	$18.58	$14.01	$11.39
Value at end of period	$11.95	$25.12	$18.58	$14.01
Number of accumulation units outstanding at end of period	211,142	262,409	112,578	51,221
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.32
Value at end of period	$6.86
Number of accumulation units outstanding at end of period	8,263
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.32	$11.80	$10.36	$9.53
Value at end of period	$7.75	$11.32	$11.80	$10.36
Number of accumulation units outstanding at end of period	101,227	152,984	91,491	40,777
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$11.96	$12.39	$10.57	$10.54
Value at end of period	$7.06	$11.96	$12.39	$10.57
Number of accumulation units outstanding at end of period	9,296	19,509	35,104	8,237
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$16.93	$14.88	$11.80	$10.18
Value at end of period	$9.32	$16.93	$14.88	$11.80
Number of accumulation units outstanding at end of period	518,811	479,203	266,919	141,924
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.47	$11.97	$11.15	$9.98
Value at end of period	$6.79	$11.47	$11.97	$11.15
Number of accumulation units outstanding at end of period	47,318	58,815	54,203	41,731
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$10.17	$11.08	$10.65	$9.68
Value at end of period	$4.42	$10.17	$11.08	$10.65
Number of accumulation units outstanding at end of period	154,962	182,110	174,893	118,362
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.79
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	266,714
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.58	$12.48	$10.82	$9.90
Value at end of period	$7.15	$12.58	$12.48	$10.82
Number of accumulation units outstanding at end of period	856,398	994,685	871,701	559,249
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.53
Value at end of period	$7.92
Number of accumulation units outstanding at end of period	669,602

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A13

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.21	$12.04	$10.67	$9.97
Value at end of period	$7.56	$12.21	$12.04	$10.67
Number of accumulation units outstanding at end of period	2,962,524	3,368,262	2,249,918	523,968
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.91	$11.65	$10.52	$9.98
Value at end of period	$7.96	$11.91	$11.65	$10.52
Number of accumulation units outstanding at end of period	2,623,776	3,006,197	2,647,767	1,332,497
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.63	$11.35	$10.43	$9.99
Value at end of period	$8.41	$11.63	$11.35	$10.43
Number of accumulation units outstanding at end of period	2,131,455	1,675,320	1,103,587	626,748
ING LIQUID ASSETS PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$10.51	$10.26	$10.03	$9.99
Value at end of period	$10.51	$10.51	$10.26	$10.03
Number of accumulation units outstanding at end of period	2,009,948	801,583	328,677	249,424
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.15	$11.94	$10.40	$9.78
Value at end of period	$7.52	$12.15	$11.94	$10.40
Number of accumulation units outstanding at end of period	23,587	25,062	24,767	2,625
ING MARSICO GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.30	$11.04	$10.77	$9.90
Value at end of period	$7.17	$12.30	$11.04	$10.77
Number of accumulation units outstanding at end of period	244,251	276,604	227,513	120,835
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.59	$14.94	$12.34	$10.12
Value at end of period	$8.67	$17.59	$14.94	$12.34
Number of accumulation units outstanding at end of period	132,143	132,849	40,606	28,080
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.27	$11.10	$10.15	$10.03
Value at end of period	$8.54	$11.27	$11.10	$10.15
Number of accumulation units outstanding at end of period	486,533	344,143	319,608	218,184
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.99	$14.46	$11.32	$10.10
Value at end of period	$10.94	$17.99	$14.46	$11.32
Number of accumulation units outstanding at end of period	238,488	228,951	119,139	45,127
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.65
Value at end of period	$5.31
Number of accumulation units outstanding at end of period	2,964

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A14

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.13
Value at end of period	$8.41
Number of accumulation units outstanding at end of period	1,685
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.18	$13.65	$11.89	$10.11
Value at end of period	$8.24	$14.18	$13.65	$11.89
Number of accumulation units outstanding at end of period	114,372	113,785	85,021	35,817
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during March 2005)
Value at beginning of period	$11.92	$11.71	$10.44	$10.08
Value at end of period	$7.14	$11.92	$11.71	$10.44
Number of accumulation units outstanding at end of period	26,984	37,857	26,758	19,770
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$10.85	$10.19	$10.01	$9.99
Value at end of period	$11.04	$10.85	$10.19	$10.01
Number of accumulation units outstanding at end of period	1,650,532	570,284	123,284	78,500
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$10.91	$10.86	$10.21	$10.11
Value at end of period	$8.25	$10.91	$10.86	$10.21
Number of accumulation units outstanding at end of period	149,881	190,302	165,859	103,019
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.76	$12.44	$10.91	$10.11
Value at end of period	$8.13	$12.76	$12.44	$10.91
Number of accumulation units outstanding at end of period	45,235	40,613	36,859	18,205
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.24	$11.88	$10.83	$10.04
Value at end of period	$7.99	$12.24	$11.88	$10.83
Number of accumulation units outstanding at end of period	262,350	212,042	142,507	112,654
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.26
Value at end of period	$8.12
Number of accumulation units outstanding at end of period	997
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.24
Value at end of period	$6.66
Number of accumulation units outstanding at end of period	14,495
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.44
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	79,434

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A15

	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.15
Value at end of period	$6.92
Number of accumulation units outstanding at end of period	81,503
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$12.18	$11.95	$10.68	$10.26
Value at end of period	$8.62	$12.18	$11.95	$10.68
Number of accumulation units outstanding at end of period	2,081,471	1,498,910	1,019,681	472,634
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.10	$12.03	$10.34	$9.97
Value at end of period	$7.60	$12.10	$12.03	$10.34
Number of accumulation units outstanding at end of period	261,369	246,366	168,481	128,947
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.11	$10.07
Value at end of period	$5.69	$10.11
Number of accumulation units outstanding at end of period	22,538	20,546
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.50	$11.11	$9.78
Value at end of period	$7.25	$12.50	$11.11
Number of accumulation units outstanding at end of period	198,346	71,973	17,408
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$13.09	$13.09	$11.00	$9.98
Value at end of period	$7.71	$13.09	$13.09	$11.00
Number of accumulation units outstanding at end of period	144,652	165,437	98,177	32,020
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.22	$12.40	$11.11	$10.63
Value at end of period	$7.16	$12.22	$12.40	$11.11
Number of accumulation units outstanding at end of period	16,868	19,078	39,109	6,321
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$13.72	$11.58	$11.40	$9.66
Value at end of period	$6.79	$13.72	$11.58	$11.40
Number of accumulation units outstanding at end of period	34,866	11,924	14,344	14,214
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.36	$11.90	$10.52	$10.19
Value at end of period	$7.04	$11.36	$11.90	$10.52
Number of accumulation units outstanding at end of period	65,667	74,289	68,352	38,677
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.94	$11.84	$10.79	$10.15
Value at end of period	$8.91	$11.94	$11.84	$10.79
Number of accumulation units outstanding at end of period	122,185	61,472	37,243	22,777

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A16

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$14.09	$13.16	$11.10	$10.03
Value at end of period	$9.83	$14.09	$13.16	$11.10
Number of accumulation units outstanding at end of period	175,050	147,370	75,553	38,048
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.54
Value at end of period	$8.54
Number of accumulation units outstanding at end of period	3,751
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$12.44	$12.42	$10.97	$10.34
Value at end of period	$8.23	$12.44	$12.42	$10.97
Number of accumulation units outstanding at end of period	153,810	85,811	81,382	44,660
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.56	$15.64	$11.63	$9.70
Value at end of period	$7.54	$12.56	$15.64	$11.63
Number of accumulation units outstanding at end of period	155,675	199,745	226,140	134,773
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.39
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	92,800
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.30	$12.59	$10.32	$10.37
Value at end of period	$7.30	$13.30	$12.59	$10.32
Number of accumulation units outstanding at end of period	11,250	23,207	23,588	1,763
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.81	$11.55	$10.35	$9.86
Value at end of period	$7.22	$11.81	$11.55	$10.35
Number of accumulation units outstanding at end of period	47,359	58,677	117,769	87,671
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.13	$11.80	$11.08	$9.90
Value at end of period	$7.38	$12.13	$11.80	$11.08
Number of accumulation units outstanding at end of period	68,892	171,668	89,686	66,615
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$10.80	$11.83	$10.68	$10.23
Value at end of period	$7.00	$10.80	$11.83	$10.68
Number of accumulation units outstanding at end of period	59,155	67,224	79,676	65,584
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$10.51	$10.18	$10.04	$10.02
Value at end of period	$9.37	$10.51	$10.18	$10.04
Number of accumulation units outstanding at end of period	966,670	1,009,134	456,528	37,651

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A17

	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$14.06	$11.48	$10.92	$10.16
Value at end of period	$8.55	$14.06	$11.48	$10.92
Number of accumulation units outstanding at end of period	33,559	1,658	1,797	1,801
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.67
Value at end of period	$7.10
Number of accumulation units outstanding at end of period	79,231
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$12.79	$11.92	$10.87	$9.82
Value at end of period	$8.17	$12.79	$11.92	$10.87
Number of accumulation units outstanding at end of period	17,960	29,796	38,043	19,195
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.66	$11.34	$9.71	$9.75
Value at end of period	$7.00	$10.66	$11.34	$9.71
Number of accumulation units outstanding at end of period	9,970	11,442	12,996	1,877
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.78
Value at end of period	$6.02
Number of accumulation units outstanding at end of period	403,112
PROFUND VP EUROPE 30
(Fund first available during January 2005)
Value at beginning of period	$13.63	$12.19	$10.62	$9.56
Value at end of period	$7.45	$13.63	$12.19	$10.62
Number of accumulation units outstanding at end of period	5,575	6,211	9,972	7,102
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during January 2005)
Value at beginning of period	$8.97	$9.69	$9.01	$9.70
Value at end of period	$5.43	$8.97	$9.69	$9.01
Number of accumulation units outstanding at end of period	3,957	4,770	17,494	9,301

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A18

APPENDIX B

The Investment Portfolios

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During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix, plus any Fixed Interest Allocation that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

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The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “Master-Feeder” or “LifeStyle Funds.” Funds offered in a Master-Feeder structure (such as the American Funds) or fund of funds structure (such as the LifeStyle Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance. You should periodically review these factors to determine if you need to change your investment strategy.

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The following table highlights name changes.

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List of Fund Name Changes
Former Fund Name	Current Fund Name
ING Julius Baer Foreign Portfolio	ING Artio Foreign Portfolio
ING BlackRock Global Science and Technology Portfolio	ING BlackRock Science and Technology Opportunities Portfolio
ING Global Real Estate Portfolio	ING Clarion Global Real Estate Portfolio
ING Van Kampen Real Estate Portfolio	ING Clarion Real Estate Portfolio
ING VP Growth and Income Portfolio	ING Growth and Income Portfolio
ING VP Intermediate Bond Portfolio	ING Intermediate Bond Portfolio
ING VP MidCap Opportunities Portfolio	ING MidCap Opportunities Portfolio
ING Oppenheimer Active Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING PIMCO Core Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING Russell™ Global Large Cap Index 85% Portfolio	ING Russell™ Global Large Cap Index 75% Portfolio
ING VP Small Company Portfolio	ING Small Company Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	ING U.S. Bond Index Portfolio

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B1

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Also, please be aware of the following changes – all were effective September 8, 2008:

ING Capital Guardian U.S. Equities Portfolio merged into ING Growth and Income Portfolio
ING Wells Fargo Disciplined Value Portfolio merged into ING Pioneer Mid Cap Value Portfolio
ING UBS U.S. Small Cap Growth Portfolio liquidated into ING Liquid Assets
ING VP Financial Services Portfolio liquidated into ING U.S. Bond Index Portfolio
ProFunds VP Small-Cap Portfolio was substituted for ING Russell Small Cap Index Portfolio

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING American Funds Asset Allocation Portfolio	Seeks high total return (including income and capital gains)
consistent with preservation of capital over the long term.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Bond Portfolio	Seeks to maximize your level of current income and preserve
your capital.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth Portfolio	Seeks to make your investment grow.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds Growth-Income Portfolio	Seeks to make your investment grow and provide you with
income over time.
Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds International Portfolio	Seeks to make your investment grow over time.

Investment Adviser: ING Investments, LLC
Investment Adviser to Master Funds: Capital Research
Management Company

ING American Funds World Allocation Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC

ING Artio Foreign Portfolio (Class S)	Seeks long-term growth of capital.
(formerly, ING Julius Baer Foreign Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: Artio Global Management LLC

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING BlackRock Inflation Protected Bond Portfolio	A non-diversified Portfolio that seeks to maximize real return,
(Class S)	consistent with preservation of real capital and prudent
investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Financial
Management, Inc.

ING BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: BlackRock Investment
Management, LLC

ING Clarion Global Real Estate Portfolio (Class S)	A non-diversified Portfolio that seeks to provide investors with
(formerly, ING Global Real Estate Portfolio)	high total return consisting of capital appreciation and current income.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Clarion Real Estate
Securities L.P.

ING Clarion Real Estate Portfolio (Class S)	A non-diversified Portfolio that seeks total return.
(formerly, ING Van Kampen Real Estate Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: ING Clarion Real Estate
Securities L.P.

ING Evergreen Health Sciences Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital
growth.
Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING Evergreen Omega Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Evergreen Investment
Management Company, LLC

ING FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Fidelity Management &
Research Co.

* FMRSM is a service mark of Fidelity Management &
Research Company

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Focus 5 Portfolio (Class S)	Seeks total return through capital appreciation and dividend income.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Advisers, Inc.

ING Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Franklin Mutual Advisers, LLC

ING Franklin Templeton Founding Strategy Portfolio	Seeks capital appreciation and secondarily, income.
(Class S)

Investment Adviser: Directed Services LLC

ING Global Resources Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING JPMorgan Emerging Markets Equity Portfolio	Seeks capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING JPMorgan Small Cap Core Equity Portfolio (Class S)	Seeks capital growth over the long term.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING LifeStyle Aggressive Growth Portfolio (Class S)	Seeks growth of capital.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING LifeStyle Conservative Portfolio (Class S)	Seeks growth of capital and current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Growth Portfolio (Class S)	Seeks growth of capital and some current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Growth Portfolio (Class S)	Seeks growth of capital and a low to moderate level of current income.
Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING LifeStyle Moderate Portfolio (Class S)	Seeks growth of capital and current income.

Investment Adviser: ING Investments, LLC
Asset Allocation Consultants: Ibbotson Associates and
ING Investment Management Co.

ING Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Investment Subadviser: ING Investment Management
Co.

ING Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Marsico Capital Management,
LLC

ING MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent
Investment Adviser: Directed Services LLC	employment of capital. Secondarily seeks reasonable
Investment Subadviser: Massachusetts Financial	opportunity for growth of capital and income.
Services Company

ING MFS Utilities Portfolio (Class S)	Seeks total return.

Investment Adviser: Directed Services LLC
Investment Subadviser: Massachusetts Financial
Services Company

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Multi-Manager International Small Cap Equity	Seeks long-term capital appreciation.
Portfolio (Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Schroder Investment
Management North America, Inc. and American Century
Investment Management, Inc.

ING Oppenheimer Active Allocation Portfolio (Class S)	Seeks long-term growth of capital with a secondary objective
(formerly, ING Oppenheimer Active Asset Allocation	of current income.
Portfolio)

Investment Adviser: Directed Services LLC
Investment Subadviser: OppenheimerFunds, Inc.

ING PIMCO Total Return Bond Portfolio (Class S)	Seeks maximum total return, consistent with preservation of
capital and prudent investment management.
Investment Adviser: Directed Services LLC
Investment Subadviser: Pacific Investment Management
Company LLC

ING Pioneer Fund Portfolio (Class S)	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Pioneer Mid Cap Value Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: Pioneer Investment
Management, Inc.

ING Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Global Advisors
Limited

ING T. Rowe Price Capital Appreciation Portfolio	Seeks, over the long-term, a high total investment return,
(Class S)	consistent with the preservation of capital and prudent
investment risk.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term growth of capital.
Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Van Kampen Global Franchise Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Global Tactical Asset Allocation	Seeks capital appreciation over time.
Portfolio (Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Wells Fargo Small Cap Disciplined Portfolio	Seeks long-term capital appreciation.
(Class S)

Investment Adviser: Directed Services LLC
Investment Subadviser: Wells Capital Management, Inc.

ING Partners, Inc.
7337 East Doubletree Ranch Road, Scottsdale, AZ 85258
ING Baron Small Cap Growth Portfolio (S Class)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: BAMCO, Inc.

ING Davis New York Venture Portfolio (S Class)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Investment Subadviser: Davis Selected Advisers, L.P.

ING JPMorgan Mid Cap Value Portfolio (S Class)	Seeks growth from capital appreciation.

Investment Adviser: Directed Services LLC
Investment Subadviser: J.P. Morgan Investment
Management Inc.

ING Templeton Foreign Equity Portfolio (S Class)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Investment Subadviser: Templeton Investment Counsel,
LLC

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING T. Rowe Price Growth Equity Portfolio	Seeks long-term capital growth, and secondarily, increasing
(S Class)	dividend income.

Investment Adviser: Directed Services LLC
Investment Subadviser: T. Rowe Price Associates, Inc.

ING Van Kampen Comstock Portfolio (S Class)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Van Kampen Equity and Income Portfolio	Seeks total return, consisting of long-term capital appreciation
(S Class)	and current income.

Investment Adviser: Directed Services LLC
Investment Subadviser: Van Kampen

ING Variable Funds
ING Growth and Income Portfolio (Class S)	Seeks to maximize total return through investments in a
(formerly, ING VP Growth and Income Portfolio)	diversified portfolio of common stocks and securities
convertible into common stock.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Variable Portfolios, Inc.
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING BlackRock Science and Technology Opportunities	Seeks long-term capital appreciation.
Portfolio (Class S) (formerly, ING BlackRock Global
Science and Technology Portfolio)

Investment Adviser: ING Investments, LLC
Investment Subadviser: BlackRock Advisors, LLC

ING Global Equity Option Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Hang Seng Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Hang Seng Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING International Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of a widely accepted
Investment Adviser: ING Investments, LLC	International Index.
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Global Large Cap Index 75% Portfolio	Seeks to maximize total return, consisting of capital
(Class S) (formerly, ING Russell™ Global Large Cap	appreciation and current income, over the long term by
Index 85% Portfolio)	allocating its assets among stock, bonds, short-term
instruments and other investments.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Large Cap Growth Index Portfolio	Seeks investment results (before fees and expenses) that
(Class S)	correspond to the total return of the Russell Top 200® Growth
Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Large Cap Value Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Top 200® Value
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co.

ING Russell™ Mid Cap Growth Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Growth
Investment Adviser: ING Investments, LLC	Index.
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Mid Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell Midcap® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING RussellTM Small Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return of the Russell 2000® Index.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

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Fund Name and
Investment Adviser/Subadviser	Investment Objective
ING Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment in a
(formerly, ING VP Small Company Portfolio)	diversified portfolio of common stocks of companies with
smaller market capitalizations.
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING U.S. Bond Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
(formerly, ING Lehman Brothers U.S. Aggregate Bond	correspond to the total return of the Barclays Capital U.S.
Index Portfolio)	Aggregate Bond Index®.

Investment Adviser: ING Investments, LLC
Investment Subadviser: Lehman Brothers Asset
Management LLC

ING WisdomTreeSM Global High-Yielding Equity Index	Seeks investment returns that closely correspond to the price
Portfolio* (Class S)	and yield performance, (before fees and expenses) of the
WisdomTreeSM Global High-Yielding Equity Index (“Index”).
Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

* WisdomTreeSM is a servicemark of WisdomTree
Investments

ING Variable Products Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
ING MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.
(formerly, ING VP MidCap Opportunities Portfolio)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

ING VP Funds
ING Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable risk.
(formerly, ING VP Intermediate Bond Portfolio)

Investment Adviser: ING Investments, LLC
Investment Subadviser: ING Investment Management
Co.

BlackRock Variable Series Funds, Inc.
800 Scudders Mill Road, Plainsboro, NJ 08536
BlackRock Global Allocation V.I. Fund (Class III)	The fund seeks to provide high total return through a fully
managed investment policy utilizing U.S. and foreign equity,
Investment Adviser: BlackRock Advisors, LLC	debt and money market instruments, the combination of which
will be varied from time to time both with respect to types of
Investment Subadviser: BlackRock Investment	securities and markets in response to changing market and
Management, LLC; BlackRock Asset Management U.K.	economic trends.
Limited

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Fund Name and
Investment Adviser/Subadviser	Investment Objective

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“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by ING USA Annuity and Life Insurance Company. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

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APPENDIX C

Fixed Account I

Fixed Account I (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company (“ING USA,” the “Company,” “we” or “our”). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically.

We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates. For more information see the prospectus for the Fixed Account.

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Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the ING Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

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Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

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Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

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Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

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Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)	We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.
(2)	We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.
(3)	We add (1) and (2).
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(4)	We subtract from (3) any transfers from that Fixed Interest Allocation.
(5)	We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account II.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

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You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

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The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account I.

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APPENDIX D

Fixed Interest Division

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

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Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2009 . The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

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You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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APPENDIX E

Special Funds and Excluded Funds Examples

Example #1:	The following examples are intended to demonstrate the impact on your 7% Solution Death
Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

	7% MGDB if 50% invested				7% MGDB if 0% invested			7% MGDB if 100% invested
	in Special Funds				in Special Funds				in Special Funds

End of Yr Covered Special			Total	End of Yr Covered Special			Total	End of Yr Covered Special			Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

	7% MGDB if transferred to				7% MGDB if transferred to
	Special Funds				Covered Funds
	at the beginning of year 6				at the beginning of year 6

End of Yr Covered Special			Total	End of Yr Covered Special			Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

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Example #2:	The following examples are intended to demonstrate the impact on your 7% Solution Death
Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds

	Covered		Excluded		Total
	7%				7%		Death
End of Yr MGDB		AV	7% MGDB	AV	MGDB	AV	Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

	7% MGDB if 0% invested				7% MGDB if 100% invested
	in Excluded Funds				in Excluded Funds
	Covered				Excluded

			Death		7%		Death
End of Yr 7% MGDB		AV	Benefit	End of Yr MGDB”		AV	Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	600	600

Note:	AV are hypothetical illustrative values. Not a projection. “7% MGDB”
for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV).

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Transfer from Covered Funds to Excluded Funds
at the beginning of year 6

	Covered		Excluded		Total
	7%		7%		7%		Death
End of Yr MGDB		AV	MGDB	AV	MGDB	AV	Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note:	7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds
(or pro-rata portion thereof for partial transfer). Transfers from Special Funds to
Excluded Funds work the same as Covered to Excluded (except 7% MGDB in
Special Funds does not accumulate).

Transfer from Excluded Funds to Covered Funds
at the beginning of year 6

	Covered		Excluded		Total
	7%		7%		7%		Death
End of Yr MGDB		AV	MGDB”	AV	MGDB	AV	Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note:	7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded
Funds (or portion thereof for partial transfer) and AV transferred to Covered
Funds. Transfers from Excluded Funds to Special Funds work the same as
Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

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APPENDIX F

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Examples of Minimum Guaranteed Income Benefit Calculation

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Example 1
				Contract with	Contract with
		Contract without	Contract with	MGIB Rider before	MGIB Rider before
Age		MGIB Rider	MGIB Rider	May 1, 2009	January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,188	$89,188	$89,188
	Contract Annuity
	Factor	4.71	4.71	4.71	4.71
	Monthly Income	$471.00	$420.08	$420.08	$420.08
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$471.00	$746.78	$820.30	$871.45
Example 2
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$134,392	$122,065	$122,065	$122,065
	Contract Annuity
	Factor	4.71	4.71	4.71	4.71
	Monthly Income	$632.98	$574.92	$574.92	$574.92
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,065	$122,065	$122,065
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$632.98	$746.78	$820.30	$871.45
Example 3
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,279	$200,279	$200,279
	Contract Annuity
	Factor	4.71	4.71	4.71	4.71
	Monthly Income	$1,016.85	$943.31	$943.31	$943.31
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,279	$200,279	$200,279
	MGIB Annuity
	Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$835.16	$835.16	$887.23
	Income	$1,016.85	$943.31	$943.31	$943.31

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The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions. These rates are assumed to be net of all fees and charges except the rider charge. Fees and charges are not assessed against the MGIB Rollup Rate.

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APPENDIX G

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1: Adjustment to the ING LifePay Plus Base for a withdrawal taken prior to the Lifetime Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. Because the ING LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the ING LifePay Plus Base and Account Value before the withdrawal are $100,000 and $90,000, respectively, then the ING LifePay Plus Base will be reduced by 3.33% ($3,000 / $90,000) to $96,667 ((1 – 3.33%) * $100,000).

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Any additional withdrawals taken prior to the Annuitant reaching age 59 ½ will also result in an immediate pro-rata reduction to the ING LifePay Plus Base.

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The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal.

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

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The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000). Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual

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Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

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If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.00% ($2,000 / $48,500) to $4,794 ((1 - 4.00%) * $5,000).

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Illustration 6: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges. Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500). The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Account Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

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APPENDIX H

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works. The examples assume that there are no investment earnings or losses.

I. Subsequent Payments

A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds. No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

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B. Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds. Because the percentage allocated to the Fixed Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Funds. Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.

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II. Partial Withdrawals

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A. Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds ($65,000), 30% to the Fixed Allocation Fund ($30,000), and 5% to Other Funds ($5,000). No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B. Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Fund. Because the remaining amount allocated to the Fixed Allocation Fund ($11,000) is less than 30% of the total amount allocated to the Fixed Allocation Fund and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation Fund, so that the amount allocated to the Fixed Allocation Fund ($1,800) is 30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($16,000).

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APPENDIX I

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ING LifePay Plus and ING Joint LifePay Plus

Important Note: The information immediately below pertains to the form of the ING LIfePay Plus and ING
Joint LifePay Plus riders available for sale on and after April 28, 2008 through May 1, 2009 in states where approved (page I10 for the ING Joint LifePay Plus rider). If this form of the ING LifePay Plus or ING Joint
LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I19 for more information (page I29 for the ING Joint LifePay Plus rider).

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ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

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     Eligibility. The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80 (owner and annuitant must age qualify). The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date. The ING LifePay Plus rider is subject to broker/dealer availability. Please note that the ING LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

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Contracts issued on and after November 1, 2004 are eligible for the ING LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the ING LifePay or ING LifePay Plus rider, then you may be eligible to elect this version of the ING LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Rider Effective Date. The rider effective date is the date that coverage under the ING LifePay Plus rider begins. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

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Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

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This quarterly charge is a percentage of the ING LifePay Plus Base. The current annual charge is 0.75% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the

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Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the ING LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider.”

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If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract. The ING LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

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     Highlights. This paragraph introduces the terminology of the ING LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the annuitant’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The ING LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus rider allows for spousal continuation.

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     ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING LifePay Plus rider: On the Contract date – equal to the initial premium; or After the Contract date – equal to the Contract value on the effective date of the rider.

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay Plus Base as the MGWB Base in the ING LifePay Plus rider.

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Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say for example the current Contract value is $90,000 on a Contract with the ING LifePay Plus rider in the Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

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An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

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Please note that any withdrawals before the rider effective date in the same contract year when the ING LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

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Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: the current ING LifePay Plus Base; or the current Contract value. We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING LifePay Plus Base; the current Contract value; and

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the ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not prorated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up. The 7% Compounding Step-Up is not pro-rated.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a Step-up with this Contract is on January 1, 2009.

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     Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59 ½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the current Contract value. The Lifetime Withdrawal Phase will continue until the earliest of:

1)	the date annuity payments begin (see “The Annuity Options”);
2)	reduction of the Contract value to zero by an Excess Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	surrender of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

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Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

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If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

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Ages
5%	59½ to 69
6%	70 to 79
7%	80+

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The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009)-. Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

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In the event on the date the Lifetime Withdrawal Phase begins the Contract value is greater than the ING LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the Contract value. The greater the ING LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the ING LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix G, Illustration 3 for an example.

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Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the ING LifePay Plus Rider.

     Lifetime Automatic Periodic Benefit Status. The ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the ING LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

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During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59 ½. During this time, the ING LifePay Plus rider’s death benefit remains payable upon the annuitant’s death. Also, the ING LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the ING LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the ING LifePay Plus Base.

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You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

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     Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

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Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

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See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING Global Equity Option Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

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No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

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Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

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ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

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You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

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Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last

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transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

     Death of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner. Also, an ING LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

ING LifePay Plus Death Benefit Base. The ING LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING LifePay Plus rider: On the Contract date – equal to the initial premium; Or after the Contract date – equal to the Contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

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There is no additional charge for the death benefit associated with the ING LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12,, 2009).

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In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death. Upon the annuitant’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

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Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue , provided the spouse becomes the annuitant and sole owner. At the time the Contract is continued, the ING LifePay Plus Base is recalculated to equal the Contract value, inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun. In this case, the ING LifePay Plus Base is recalculated to equal the greater of: the Contract value, inclusive of the guaranteed death benefit; and the last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation. Regardless, the ING LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation. Any withdrawals after spousal continuation of the Contract but before the ING LifePay Plus rider’s guarantees resume are Excess Withdrawals. The ING LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the ING LifePay Plus Base (Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the ING LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59 ½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the ING LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

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Please note, if the Contract value is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to the Contract value before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the ING Joint LifePay Plus rider, spousal continuation of the ING LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued. As noted above, the ING LifePay Plus rider provides for spousal continuation only a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner). So if you are concerned about the availability of benefits being interrupted with spousal continuation of the ING LifePay Plus rider, you might instead want to purchase the ING Joint LifePay Plus rider.

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     Change of Owner or Annuitant. The ING LifePay Plus rider terminates (with the rider’s charge pro-rated) upon any ownership change or change of annuitant, except for:

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1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and
9)	change of owner pursuant to a court order.

     Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that

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is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

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Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

     Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

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Important Note: The below information pertains to the form of the ING Joint LifePay Plus rider available for sale beginning on and after April 28, 2008 through May 1, 2009, in states where approved. If this form of the ING Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see Page I29.

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ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract value to zero. You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

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     Eligibility. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below. The maximum issue age is 80. Both spouses must meet the issue age requirement. The issue age is the age of each owner on the rider effective date. The ING Joint LifePay Plus rider is subject to broker/dealer availability. Please note that the ING Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

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Contracts issued on and after November 1, 2004 are eligible for the ING Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph. Such Contracts must not already have a living benefit rider. Or if your Contract already has the ING Joint LifePay or ING Joint LifePay Plus rider, then you may be eligible to elect this version of the ING Joint LifePay Plus rider for a limited time. There is an election form for this purpose. Please contact the Customer Service Center for more information.

Owner, Annuitant and Beneficiary Designations. For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary. For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary. Non-natural, custodial owners are only allowed with IRAs. Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract. The annuitant must be the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse. We do not maintain individual owner and beneficiary designations for custodial IRAs. In no event are joint annuitants allowed. We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date. The rider effective date is the date that coverage under the ING Joint LifePay Plus rider begins. If you purchase the ING Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date. If the ING Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

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Active Spouse. An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the ING Joint LifePay Plus rider. There must be two Active Spouses when you purchase the ING Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary. You cannot add an Active Spouse after the rider effective date. In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive). An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider, including continuing the ING Joint LifePay Plus rider upon spousal continuation of the Contract. Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again. Specific situations that would result in a spouse being deactivated include:

1)	for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;
2)	for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or
3)	the spouse’s death.

An owner may also request that a spouse be deactivated. Both owners must agree when there are joint owners.

However, all charges for the ING Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason. So please be sure to understand the impact of any beneficiary or owner changes on the ING Joint LifePay Plus rider before requesting any changes. Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract. See “Divorce” below for more information.

Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

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Maximum Annual	Current Annual Charge
Charge
1.50%	1.05%

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This quarterly charge is a percentage of the ING LifePay Plus Base. The current annual charge is 0.95% if this rider was purchased before January 12, 2009. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter following the rider effective date. If the rider is elected at contract issue, the rider effective date is the same as the contract date. If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary. A quarterly contract anniversary occurs once each quarter of a contract year from the contract date. The charge will be pro-rated when the rider is terminated. Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met. We reserve the right to increase the charge for the ING Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins. Before January 12, 2009, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of this rider, subject to the maximum annual charge. We promise not to increase the charge for your first five contract years. For more information about how this rider works, please see “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

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If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed

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Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse). The ING Joint LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse). Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

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     Highlights. This paragraph introduces the terminology of the ING Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the ING Joint LifePay Plus rider. More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference. The ING Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the ING LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal. The guarantee continues when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the last Active Spouse’s death. The ING LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals. The ING Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals. The ING Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING Joint LifePay Plus rider allows for spousal continuation.

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     ING LifePay Plus Base. The ING LifePay Plus Base is first calculated when you purchase the ING Joint LifePay Plus rider: On the Contract date – equal to the initial premium; or After the Contract date – equal to the Contract value on the effective date of the rider.

The ING LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums. We refer to the ING LifePay Plus Base as the MGWB Base in the ING Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals. Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the ING LifePay Plus Base. These withdrawals will not incur surrender charges or a negative Market Value Adjustment associated with any Fixed Account Allocations.

Say for example the current Contract value is $90,000 on a Contract with the ING Joint LifePay Plus rider in the Lifetime Withdrawal Phase. The ING LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000. Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the ING LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal. See below for more information about the Maximum Annual Withdrawal.

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An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal. An Excess Withdrawal will cause a pro-rata reduction of the ING LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account Allocations (rather than the total amount of the withdrawal). An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated. See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the ING Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

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Annual Ratchet. The ING LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of: the current ING LifePay Plus Base; or the current Contract value. We call this recalculation Annual Ratchet.

If this rider was purchased before January 12, 2009, the ING LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date). We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the ING Joint LifePay Plus rider upon the Annual Ratchet. You will never pay more than new issues of the ING Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. We will notify you in writing not less than 30 days before a charge increase. You may avoid the charge increase by canceling the forthcoming Annual Ratchet. Our written notice will outline the procedure you will need to follow to do so. Please note, however, from then on the ING LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase. More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.” Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins. You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years. Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up. The ING LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current ING LifePay Plus Base; the current Contract value; and the ING LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary. We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups. The 6% Compounding Step-Up is not prorated. So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call the 7% Compounding Step-Up. The 7% Compounding Step-Up is not pro-rated.

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Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the ING Joint LifePay Plus rider on March 15, 2007. The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary. Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the ING LifePay Plus Base will not be eligible for a step-up. Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

     Lifetime Withdrawal Phase. The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59 ½. On this date, the ING LifePay Plus Base is recalculated to equal the greater of the current ING LifePay Plus Base or the current Contract value. The Lifetime Withdrawal Phase will continue until the earliest of:

1)	the date annuity payments begin (see “The Annuity Options”);
2)	reduction of the Contract value to zero by an Excess Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	surrender of the Contract;
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or
6)	the last Active Spouse dies.

The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal. Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal. The Maximum Annual Withdrawal is the amount that the ING Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year. The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the ING LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

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Ages
4%	59½ to 64
5%	65 to 75
6%	76 to 79
7%	80+

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If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

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Ages
4%	59½ to 64
5%	65 to 69
6%	70 to 79
7%	80+

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The Maximum Annual Withdrawal is thereafter recalculated whenever the ING LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or a 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009). Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

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In the event on the date the Lifetime Withdrawal Phase begins the Contract value is greater than the ING LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the ING LifePay Plus Base will be set equal to the Contract value. The greater the ING LifePay Plus Base, the greater the amount

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guaranteed to be available to you for withdrawals under the ING Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time. Also, if the Contract’s annuity commencement date is reached while the ING Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal. For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions. The ING Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the ING LifePay Plus Base and recalculation of the Maximum Annual Withdrawal. If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal. Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal. See Appendix G, Illustration 3 for an example.

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Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the ING LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated. See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount. The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire. See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over. Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the ING Joint LifePay Plus Rider.

     Lifetime Automatic Periodic Benefit Status. The ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal. (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the ING Joint LifePay Plus rider.) You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal. When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

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During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59 ½. During this time, the ING Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death. Also, the ING LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009). Once the ING Joint LifePay Plus rider enters the

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Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the ING LifePay Plus Base. If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made annually, then the payments will be made on each following contract anniversary.

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     Investment Option Restrictions. While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which depends on the rider’s purchase date.

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Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

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See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider. We require this allocation regardless of your investment instructions to the Contract. The ING Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions. The timing of when and how we apply these investment option restrictions is discussed further below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING Global Equity Option Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

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No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

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Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

ING American Funds Bond Portfolio ING PIMCO Total Return Bond Portfolio ING BlackRock Inflation Protected Bond Portfolio ING Intermediate Bond Portfolio ING U.S. Bond Index Portfolio

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You may allocate your contract value to one or more Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than the specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds. The specified percentage depends on the rider’s purchase date. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

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1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of

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Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

     Divorce. Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will not longer have any such rights or be entitled to any such benefits. In the event of a divorce during the Lifetime Withdrawal Phase, the ING Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal would be considered a withdrawal for purposes of the ING LifePay Plus Base. See “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above. In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments. Payments will continue until both spouses are deceased.

     Death of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charges prorated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

ING LifePay Plus Death Benefit Base. The ING Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the ING LifePay Plus Death Benefit Base is greater than the Contract’s death benefit. The ING LifePay Plus Death Benefit Base is first calculated when you purchase the ING Joint LifePay Plus rider: On the Contract date – equal to the initial premium; Or after the Contract date – equal to the Contract value on the rider effective date.

The ING LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums and subject to any withdrawal adjustments. The ING LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees. The ING LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal. Please see “ING LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

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There is no additional charge for the death benefit associated with the ING Joint LifePay Plus rider. Please note that the ING LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

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In the event the ING LifePay Plus Death Benefit Base is greater than zero when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the ING LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the ING LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death. Upon the last Active Spouse’s death, any remaining ING LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse. At that time, the ING LifePay Plus Base is recalculated to equal the greater of: The Contract value, inclusive of the guaranteed death benefit; and The last calculated ING LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59 ½. The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the ING LifePay Plus Base. There is no adjustment to the Additional Withdrawal

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Amount upon spousal continuation of the ING Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code. Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value is greater than the ING LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the ING LifePay Plus Base will be set equal to the Contract value before the Maximum Annual Withdrawal is first calculated. Also, upon spousal continuation, the ING LifePay Plus Death Benefit Base equals the ING LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

     Change of Owner or Annuitant. The ING Joint LifePay Plus rider terminates (with the rider’s charge prorated) upon an ownership change or change of annuitant, except for:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;
7)	for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.
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     Surrender Charges. Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges. We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal. Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun. Once your Contract value is reduced to zero, any periodic payments under the ING Joint LifePay Plus rider would not be subject to surrender charges. Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted. See Appendix G for examples.

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Loans. No loans are permitted on Contracts with the ING Joint LifePay Plus rider.

     Taxation. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

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Important Note: The information immediately below pertains to the form of the ING LifePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

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ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

     Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The ING LifePay Plus rider will not

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be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the Customer Service Center for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly Contract anniversary.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

     Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed. While the ING LifePay Plus rider

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is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;
3)	the annuity commencement date;
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);
6)	the surrender or annuitization of the Contract; or
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

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     Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59 ½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59 ½. This status continues until the earliest of:

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1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender or annuitization of the Contract; or
5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

     How the ING LifePay Plus Rider Works. The ING LifePay Plus Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

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Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium.
2)	If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the Contract value on the effective date of the rider.

During the Growth Phase, the initial ING LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

  The current ING LifePay Plus Base; or
  The current Contract value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING LifePay Plus Base is recalculated as the greatest of:

  The current ING LifePay Plus Base; or
  The current Contract value; and
  The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
  This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The ING LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

     Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

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*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½ , withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59 ½, the ING LifePay Plus Base will

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automatically be reset to the current Contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, then the ING LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that both the ING LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and
2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

     Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.
4)	Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year.
5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
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6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.
7)	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

     Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

     Automatic Periodic Benefit Status. If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

     Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1) the Contract will provide no further benefits other than as provided under the ING LifePay Plus rider;

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2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

     ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the ING LifePay Plus Base to the current Contract value, if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

     Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING Global Equity Option Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

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We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

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Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

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ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

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You may allocate your contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

     Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

     Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.
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Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

     Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

     Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

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1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the ING LifePay Plus Base and the then current Contract value;
3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;
4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;
5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;
6)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and
7)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59 ½.
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If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior
	to	the claim date.
3)	On the quarterly Contract anniversary that the date the rider is continued:
	(a)	If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are
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permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.
	(b)	If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage. Withdrawals are permitted pursuant to the other provisions of the rider.
4)	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be
	the	same as were in effect prior to the claim date.

     Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death –Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

     Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

     Surrender Charges. If you elect the ING LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay Plus rider are not subject to surrender charges.

Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

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     Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

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Important Note: The information immediately below pertains to the form of the ING LIfePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

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ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

     Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider. The ING Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the ING Joint LifePay Plus rider to be elected after a contract has been issued without it, subject to certain conditions. Please contact our Customer Service Center for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

     Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

     Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

     IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

     Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

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Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date.

Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the ING Joint LifePay Plus rider. These events automatically cancel the ING Joint LifePay Plus rider.

Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the ING Joint LifePay Plus rider;
2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or
3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

     Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated

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“inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.
2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).
3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

     Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. While the ING LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;
2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;
3)	the annuity commencement date;
4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);
6)	the surrender or annuitization of the Contract; or
7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the ING LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

     Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

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1)	the annuity commencement date;
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);
4)	the surrender of the contract; or
5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

     How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus Base is equal to the initial premium.
2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider.

During the Growth Phase, the initial ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value. This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the ING Joint LifePay Plus Base is recalculated as the greatest of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value; and
  The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year. This is referred to as an annual “step-up.”

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

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The ING Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

     Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Plus Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus Base will automatically be reset to the current Contract value, if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that both the ING Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value

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Adjustment or surrender charges will not be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

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     Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.
4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year.
5)	Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.
7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

     Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

     Automatic Periodic Benefit Status. If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is exhausted.

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When the rider enters Automatic Periodic Benefit Status:

1)	the Contract will provide no further benefits other than as provided under the ING Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

     Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay Plus rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

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You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

     ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the ING Joint LifePay Plus Base to the current Contract value, if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

     Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING Global Equity Option Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

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We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

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Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

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ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

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You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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     Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

     Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;
2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

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In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

     Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

     Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued.
However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.
If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.
2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

     Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;
2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
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5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

     Surrender Charges. If you elect the ING Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

     Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX J
ING LifePay and ING Joint LifePay

(Available for Contracts issued through August 20, 2007, subject to state approval.)

ING LifePay Minimum Guaranteed Withdrawal Benefit (“ING LifePay”) Rider. The ING LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

     Purchase. In order to elect the ING LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The minimum issue age is 50 and the maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. But some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay rider is available for Contracts issued on and after November 1, 2004 (subject to availability) that do not already have a living benefit rider. The ING LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of that Contract anniversary.

Rider Date. The rider date is the date the ING LifePay rider becomes effective. If you purchase the ING LifePay rider when the Contract is issued, the rider date is also the Contract date.

Charge. The charge for the ING LifePay rider, a living benefit, is deducted quarterly and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel the ING LifePay rider.

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Termination. The ING LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or
2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay rider to terminate automatically are discussed below.

     Lifetime Guaranteed Withdrawal Status. This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;
4)	the surrender or annuitization of the Contract; or
5)	the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the ING LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

     How the ING LifePay Rider Works. The ING LifePay Withdrawal Benefit rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the ING LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows.

1)	If you purchased the ING LifePay rider on the Contract date, the initial ING LifePay Base is equal to the initial premium.
2)	If you purchased the ING LifePay rider after the Contract date, the initial ING LifePay Base is equal to the Contract value on the effective date of the rider.

The initial ING LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING LifePay Base is also increased to equal the Contract value if the Contract value is greater than the current ING LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase. The ING LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

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Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING LifePay rider (see “ING LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

     Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the annuity commencement date is reached, the rider will enter the Withdrawal Phase and will be annuitized. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)	before the withdrawal, for the excess withdrawal; and
2)	after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).
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When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment will not be applied to the withdrawal. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal. See Illustrations 1 and 2 below for examples of this concept.

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     Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.
4)	Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount.
5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.
7)	If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

     Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

     Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1) the Contract will provide no further benefits other than as provided under the ING LifePay rider;

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2)	no further premium payments will be accepted; and
3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

     ING LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the Contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the Contract value on the Reset Effective Date. The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

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If the reset option is exercised, the charge for the ING LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%. However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

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     Investment Option Restrictions. While the ING LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

ING Franklin Templeton Founding Strategy Portfolio
ING Global Equity Option Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

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We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

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Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

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ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

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You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

     Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

     Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any ING LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1) receipt of additional premiums;

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2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;
3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I. By electing to purchase the ING LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant. The ING LifePay rider and charges terminate on the earlier of:

1)	if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or
2)	the date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)	The spouse is at least 50 years old on the date the Contract is continued; and
2)	The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;
2)	On the date the rider is continued, the ING LifePay Base will be reset to equal the greater of the ING LifePay Base and the then current Contract value;
3)	The ING LifePay charges will restart and be the same as were in effect prior to the claim date; and
4)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.
2)	On the Contract anniversary following the date the rider is continued:
(a) If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to
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that Contract anniversary. Withdrawals are permitted pursuant to the other provisions of the Contract. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.
	(b)	If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage. The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.
3)	The rider charges will restart on the Contract anniversary following the date the rider is continued and
	will	be the same as were in effect prior to the claim date.

     Effect of ING LifePay Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay rider to the annuitant. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

     Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;
2)	change of owner from one custodian to another custodian;
3)	change of owner from a custodian for the benefit of an individual to the same individual;
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;
7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and
8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

     Loans. The portion of any Contract value used to pay off an outstanding loan balance will reduce the ING LifePay Base or Maximum Annual Withdrawal as applicable. We do not recommend the ING LifePay rider if loans are contemplated.

     Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

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ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) Rider. The ING Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

     Purchase. The ING Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. See “Ownership, Annuitant, and Beneficiary Requirements” below.

The minimum issue age is 55 and the maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay rider is available for Contracts issued on and after November 1, 2004 (subject to availability) that do not already have a living benefit rider. The ING Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. For Contracts with the ING LifePay rider, you may elect the ING Joint LifePay rider in place of the ING LifePay rider for a limited time. For more information, please contact our Customer Service Center. The Company in its discretion may allow the ING Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay rider will be effective as of that contract anniversary.

     Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

     Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

     IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

     Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date. The ING Joint LifePay rider date is the date the ING Joint LifePay rider becomes effective. If you purchase the ING Joint LifePay rider when the contract is issued, the ING Joint LifePay rider date is also the contract date.

Charge. The charge for the ING Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of contract value:

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Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end. Similarly, the charge is pro-rated when the rider is terminated. Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status. Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply. But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation. With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity. For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C. We reserve the right to change the charge for this rider, subject to the maximum annual charge. If changed, the new charge will only apply to riders issued after the change.

No Cancellation. Once you purchase the ING Joint LifePay rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the ING Joint LifePay rider. These events automatically cancel the ING Joint LifePay rider.

Termination. The ING Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender or begin receiving annuity payments in lieu of payments under the ING Joint LifePay rider;
2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay rider); or
3)	change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay rider to terminate automatically are discussed below.

     Active Status. Once the ING Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the ING Joint LifePay rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.
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2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).
3)	In the event of the death of one spouse (in which the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay rider. However, all charges for the ING Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce” below.

     Lifetime Guaranteed Withdrawal Status. This status begins on the date the ING Joint LifePay rider is issued (the “effective date of the ING Joint LifePay rider”) and continues until the earliest of:

1)	the annuity commencement date;
2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;
3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);
4)	the surrender of the contract; or
5)	the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

As described below, certain features of the ING Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

     How the ING Joint LifePay Rider Works. The ING Joint LifePay rider has two phases. The first phase, called the Growth Phase, begins on the effective date of the ING Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached). The second phase is called the Withdrawal Phase. This phase begins as of the date you take the first withdrawal of any kind under the contract (other than investment advisory fees, as described below), or the annuity commencement date, whichever occurs first. During the accumulation phase of the contract, the ING Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase. During the income phase of the contract, the ING Joint LifePay rider may only be in the Withdrawal Phase. The ING Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status. While in this status you may terminate the ING Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments. However, if you have not elected to begin receiving annuity payments, and the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the rider and contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can longer elect to receive annuity payments.

Benefits paid under the ING Joint LifePay rider require the calculation of the Maximum Annual Withdrawal. The ING Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay rider on the contract date, the initial ING Joint LifePay Base is equal to the initial premium.
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2)	If you purchased the ING Joint LifePay rider after the contract date, the initial ING Joint LifePay Base is equal to the contract value on the effective date of the ING Joint LifePay rider.
3)	The initial ING Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase (“eligible premiums”). The ING Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current ING Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the ING Joint LifePay rider during the Growth Phase. The ING Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the ING Joint LifePay rider (see “ING Joint LifePay Reset Option,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

     Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the ING Joint LifePay Base, as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the ING Joint LifePay rider is in the Growth Phase, and the annuity commencement date is reached, the ING Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin. In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced on a pro-rata basis. This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal. To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess. For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, Market Value Adjustment will not

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be considered. However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any Market Value Adjustment is considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal. See Illustrations 1 and 2 below for examples of this concept.

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     Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.
2)	You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.
3)	Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.
4)	Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount.
5)	Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.
6)	The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.
7)	If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

     Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

     Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

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When the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)	the contract will provide no further benefits (including death benefits) other than as provided under the ING Joint LifePay rider;
2)	no further premium payments will be accepted; and
3)	any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay rider at the time this status begins. If both spouses are active under the ING Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner. The periodic payments will begin on the last day of the first full contract year following the date the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

     ING Joint LifePay Reset Option. Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the contract value would be greater than your current Maximum Annual Withdrawal. You must elect to reset by a request in a form satisfactory to us. On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the contract value on the Reset Effective Date. The reset option is only available when the ING Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status. We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again. We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

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If the reset option is exercised, the charge for the ING Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%. However, we guarantee that the ING Joint LifePay rider charge will not increase for resets exercised within the first five contract years. See Illustration 4 below.

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     Investment Option Restrictions. In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the ING Joint LifePay rider), we require that your contract value be allocated in accordance with certain limitations. In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in

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the Fixed Allocation Funds. We will require this allocation regardless of your investment instructions to the contract, as described below.

While the ING Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

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Accepted Funds. Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	ING MFS Total Return Portfolio
ING American Funds Asset Allocation Portfolio	ING Oppenheimer Active Allocation Portfolio
ING American Funds World Allocation Portfolio	ING Russell Global Large Cap Index 75% Portfolio
ING LifeStyle Conservative Portfolio	ING T. Rowe Price Capital Appreciation Portfolio
ING LifeStyle Growth Portfolio	ING Van Kampen Equity and Income Portfolio
ING LifeStyle Moderate Growth Portfolio	ING Van Kampen Global Tactical Asset Allocation
Portfolio
ING LifeStyle Moderate Portfolio	Fixed Interest Allocation
ING Liquid Assets Portfolio

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If this rider was purchased before January 12, 2009, the following are additional Accepted Funds:

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ING Franklin Templeton Founding Strategy Portfolio
ING Global Equity Option Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

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We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

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Fixed Allocation Funds. Currently, the Fixed Allocation Funds are:

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ING American Funds Bond Portfolio	ING PIMCO Total Return Bond Portfolio
ING BlackRock Inflation Protected Bond Portfolio	ING Intermediate Bond Portfolio
ING U.S. Bond Index Portfolio

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You may allocate contract value to one or more of the Fixed Allocation Funds. We consider the ING Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

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     Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

     Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any ING Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date. The ING Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1) receipt of additional premiums;

2) transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3) withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix I – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

     Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

     Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the ING Joint LifePay

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rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay rider will remain in effect pursuant to its original terms and ING Joint LifePay coverage and charges will continue. As of the date the contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the contract is continued. Such a reset will not count as an exercise of the ING Joint LifePay Reset Option, and rider charges will not increase.
If the surviving spouse elects not to continue the contract, ING Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.
2)	If the surviving spouse is in inactive status: The ING Joint LifePay rider terminates and ING Joint LifePay coverage and charges cease upon proof of death.

     Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;
2)	change of owner from one custodian to another custodian for the benefit of the same individual;
3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);
4)	change of owner from an individual to a custodian for the benefit of the same individual;
5)	collateral assignments;
6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;
7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and
8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

     Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

ING LifePay and ING Joint LifePay Partial Withdrawal Amount Examples. The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

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The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + $200 = $1,700).

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the MAW is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The RMD for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

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The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

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APPENDIX K

Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts Issued in States Where ING LifePay is Not Available.)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB). The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account. Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account. Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)	if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;
2)	if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges. Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Please see “MGWB Excess Withdrawal Amount Examples,” below.

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Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     Guaranteed Withdrawal Status. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See “Withdrawals.” However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)	your contract value is greater than zero;
2)	your MGWB Withdrawal Account is greater than zero;
3)	you have not reached your latest allowable annuity start date;
4)	you have not elected to annuitize your Contract; and
5)	you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     Automatic Periodic Benefit Status. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)	your MGWB Withdrawal Account is greater than zero;
2)	you have not reached your latest allowable annuity start date;
3)	you have not elected to annuitize your Contract; and
4)	you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept

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any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     Reset Option. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only. If you elect the Reset Option, the Step-Up benefit is not available.

     Step-Up Benefit. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

1)	we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;
2)	you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider. We reserve the right to limit the election of the Step-Up Benefit to contract anniversaries only. Please note that if you have a third party investment advisor who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.

     Before Automatic Periodic Benefit Status. The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing Reset Option.

     During Automatic Periodic Benefit Status. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     Purchase. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased on the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

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Minimum Guaranteed Withdrawal Benefit rider 1:

Maximum Annual Charge if Step-
As an Annual Charge	As a Quarterly Charge	Benefit Elected[2]
0.45% of contract value	0.12% of contract value	1.00% of contract value

1	We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
2	If you elect the Step-Up Benefit, we reserve the right to increase the charge for the MGWB to a maximum annual charge of 1.00% of contract value. Please see “Minimum Guarantee Withdrawal Benefit Step-Up Benefit, above.”

MGWB Excess Withdrawal Amount Examples. The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

     Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

     The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

     Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

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     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds

     Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

     The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

     The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 – $1,000 / $53,000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

     Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

     The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

     The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000. Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

     Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds

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(“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

     The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

     The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

     The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

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ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.

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Statement of Additional Information ING GOLDENSELECT ACCESS

Deferred Combination Variable and Fixed Annuity Contract

Issued by SEPARATE ACCOUNT B

of

ING USA ANNUITY AND LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, Iowa 50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION: May 1, 2009

i

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of ING USA Annuity and Life Insurance Company

ING USA Annuity and Life Insurance Company (“ING USA”) is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York and the District of Columbia. ING USA’s financial statements appear in the Statement of Additional Information.

As of December 31, 2008, ING USA had approximately $787.1 million in stockholder’s equity and approximately $69,733.3 billion in total assets, including approximately $34,090.8 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York (“RLNY”), an affiliate of ING USA, is licensed to do variable annuity business in the state of New York.

Separate Account B of ING USA Annuity and Life Insurance Company

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

ING USA acts as its own custodian for Separate Account B.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 55 Ivan Allen Jr. Boulevard, Suite 1000, Atlanta, Georgia 30308, an Independent Registered Public Accounting Firm, performs annual audits of ING USA and Separate Account B.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services LLC, an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC. For the years ended 2008, 2007 and 2006 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to Directed Services LLC aggregated $622,486,274, $568,432,009 and $429,206,095, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. Directed Services LLC is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA’s employees on behalf of Directed Services LLC. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $139,224,091, $109,907,841 and $70,763,649, for the years ended 2008, 2007, and 2006, respectively.

Published Ratings

From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best’s ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only. For AUV’s calculated for this Contract, please see the Condensed Financial Information in the prospectus.

ILLUSTRATION OF CALCULATION OF AUV
EXAMPLE 1.
1. AUV, beginning of period	$10.00
2. Value of securities, beginning of period	$10.00
3. Change in value of securities	$0.10
4. Gross investment return (3) divided by (2)	0.01
5. Less daily mortality and expense charge	0.00004280
6. Less asset based administrative charge	0.00000411
7. Net investment return (4) minus (5) minus (6)	0.009953092
8. Net investment factor (1.000000) plus (7)	1.009953092
9. AUV, end of period (1) multiplied by (8)	$10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment	$1,000
2. AUV on effective date of purchase (see Example 1)	$10.00
3. Number of units purchased (1) divided by (2)	100
4. AUV for valuation date following purchase (see Example 1)	$10.09953092
5. Contract Value in account for valuation date following purchase
(3) multiplied by (4)	$1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate “effective yield” for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. You should be aware that there is no guarantee that the Liquid Assets Subaccount will have a positive or level return.

We may compare performance information for a subaccount to: (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

December 31, 2008 Statutory Capital and Surplus of ING USA Annuity and Life Insurance Company

The Company's primary regulator, the State of Iowa Insurance Division (the "Division"), recognizes as capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Division. Statutory capital and surplus of the Company was $1,872.7 million and $2,552.6 million as of December 31, 2008 and 2007 respectively. As permitted by statutory accounting practices, statutory surplus as of December 31, 2008 includes the impact of a $835.0 million capital contribution received by the Company from its immediate parent company, Lion Connecticut Holdings Inc. on February 24, 2009. In addition, as approved by the Division, statutory surplus as of December 31, 2008 reflects the acceptance as of December 31, 2008 of a $883.0 million receivable from ING America Insurance Holdings, Inc. ("ING AIH") payable to Security Life of Denver International Limited ("SLDI") into the reinsurance trust established by SLDI for the benefit of the Company. SLDI is the reinsurer of certain reserves associated with variable annuity contracts underwritten by the Company. The reinsurance trust receivable was funded by a portion of a cash capital contribution of $1,216.0 million made by ING AIH to SLDI on April 22, 2009. ING AIH is the indirect parent company of the Company and the immediate parent company of SLDI, and SLDI is an affiliate of the Company.

Financial Statements of ING USA Annuity and Life Insurance Company

The audited financial statements of ING USA Annuity and Life Insurance Company are listed below and are included in this Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company
Statements of Operations for the years ended December 31, 2008, 2007 and 2006
Balance Sheets as of December 31, 2008 and 2007
Statements of Changes in Shareholder’s Equity for the years ended December 31, 2008, 2007 and 2006
Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006
Notes to Financial Statements

Financial Statements of Separate Account B

The audited financial statements of Separate Account B are listed below and are included in this
Statement of Additional Information:

Report of Independent Registered Public Accounting Firm
Financial Statements of ING USA Annuity and Life Insurance Company Separate Account B
Statements of Assets and Liabilities as of December 31, 2008
Statements of Operations for the year ended December 31, 2008
Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
Notes to Financial Statements

Condensed Financial Information

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Financial Statements
Page
Report of Independent Registered Public Accounting Firm	C-2
Financial Statements:
Statements of Operations for the years ended
December 31, 2008, 2007, and 2006	C-3
Balance Sheets as of December 31, 2008 and 2007	C-4
Statements of Changes in Shareholder's Equity for the years ended
December 31, 2008, 2007, and 2006	C-6
Statements of Cash Flows for the years ended
December 31, 2008, 2007, and 2006	C-7
Notes to Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors ING USA Annuity and Life Insurance Company

We have audited the accompanying balance sheets of ING USA Annuity and Life Insurance Company as of December 31, 2008 and 2007, and the related statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING USA Annuity and Life Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Atlanta, Georgia March 26, 2009

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Operations (In millions)

		Year Ended December 31,
	2008	2007	2006
Revenue:
Net investment income	$ 1,438.0	$ 1,346.4	$ 1,156.4
Fee income	1,152.4	1,198.9	939.2
Premiums	19.1	19.6	20.5
Net realized capital losses	(1,481.7)	(391.2)	(90.4)
Other income	0.2	0.1	-
Total revenue	1,128.0	2,173.8	2,025.7
Benefits and expenses:
Interest credited and other benefits to contractowners	1,716.0	1,312.0	1,169.7
Operating expenses	291.7	269.6	228.0
Net amortization of deferred policy acquisition
costs and value of business acquired	680.5	408.1	293.0
Interest expense	30.5	32.5	30.3
Other expense	35.7	24.2	28.1
Total benefits and expenses	2,754.4	2,046.4	1,749.1
(Loss) income before income taxes	(1,626.4)	127.4	276.6
Income tax (benefit) expense	(245.2)	(1.6)	64.4
Net (loss) income	$ (1,381.2)	$ 129.0	$ 212.2

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $20,393.5 at 2008 and $21,945.0 at 2007)	$ 17,143.0	$ 21,833.4
Equity securities, available-for-sale, at fair value
(cost of $257.6 at 2008 and $216.6 at 2007)	253.9	211.1
Short-term investments	111.7	188.0
Mortgage loans on real estate	3,923.3	3,701.7
Policy loans	144.4	155.8
Limited partnerships/corporations	332.9	454.5
Other investments	364.7	394.1
Securities pledged (amortized cost of $976.7 at 2008
and $953.3 at 2007)	993.2	942.6
Total investments	23,267.1	27,881.2
Cash and cash equivalents	610.8	204.4
Short-term investments under securities loan agreement	130.4	128.5
Accrued investment income	214.5	216.9
Receivable for securities sold	9.1	4.6
Premium receivable	303.1	-
Deposits and reinsurance recoverable from affiliate	5,349.3	4,616.1
Deferred policy acquisition costs	4,205.5	2,908.4
Value of business acquired	195.1	128.7
Sales inducements to contractowners	624.3	645.4
Due from affiliates	14.5	22.9
Current income tax recoverable	321.1	-
Other assets	481.9	41.3
Assets held in separate accounts	34,090.8	44,477.8
Total assets	$ 69,817.5	$ 81,276.2

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Balance Sheets (In millions, except share data)

	As of December 31,
	2008	2007
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$ 32,570.7	$ 31,461.6
Payables for securities purchased	4.1	-
Payables under securities loan agreement, including collateral held	148.0	140.0
Borrowed money	483.1	715.5
Notes to affiliates	435.0	435.0
Due to affiliates	151.7	95.6
Current income taxes	-	40.7
Deferred income taxes	35.8	184.5
Other liabilities	1,130.8	606.5
Liabilities related to separate accounts	34,090.8	44,477.8
Total liabilities	69,050.0	78,157.2

Shareholder's equity
Common stock (250,000 shares authorized, issued
and outstanding; $10 per share value)	2.5	2.5
Additional paid-in capital	4,335.4	4,132.7
Accumulated other comprehensive loss	(1,333.7)	(160.7)
Retained earnings (deficit)	(2,236.7)	(855.5)
Total shareholder's equity	767.5	3,119.0
Total liabilities and shareholder's equity	$ 69,817.5	$ 81,276.2

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2005	$ 2.5	$ 4,143.1	$ (4.7)	$ (1,191.9)	$ 2,949.0
Comprehensive income:
Net income	-	-	-	212.2	212.2
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($(10.7) pretax)	-	-	(7.3)	-	(7.3)
Pension liability ($0.6 pretax)	-	-	0.4	-	0.4
Other	-	-	1.1	-	1.1
Total comprehensive income					206.4
Cumulative effect of change of
accounting principle ($(2.4) pretax)	-	-	(1.6)	-	(1.6)
Capital distribution paid	-	(170.0)	-	-	(170.0)
Employee share-based payments	-	4.1	-	-	4.1
Other	-	1.2	-	-	1.2
Balance at December 31, 2006	2.5	3,978.4	(12.1)	(979.7)	2,989.1
Cumulative effect of change of
accounting principles	-	-	-	(4.8)	(4.8)
Balance at January 1, 2007	2.5	3,978.4	(12.1)	(984.5)	2,984.3
Comprehensive income (loss):
Net income	-	-	-	129.0	129.0
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($(158.7) pretax), including
valuation allowance of $(46.9)	-	-	(149.7)	-	(149.7)
Pension liability ($3.4 pretax)	-	-	2.2	-	2.2
Other	-	-	(1.1)	-	(1.1)
Total comprehensive loss					(19.6)
Capital contribution	-	150.0	-	-	150.0
Employee share-based payments	-	4.3	-	-	4.3
Balance at December 31, 2007	2.5	4,132.7	(160.7)	(855.5)	3,119.0
Comprehensive loss:
Net loss	-	-	-	(1,381.2)	(1,381.2)
Other comprehensive loss, net of tax:
Change in net unrealized capital
gains (losses) on securities
($(1,831.4) pretax), including
valuation allowance of $17.1	-	-	(1,173.3)	-	(1,173.3)
Pension liability ($0.5 pretax)	-	-	0.3	-	0.3
Total comprehensive loss					(2,554.2)
Capital contribution from Parent	-	1,100.0	-	-	1,100.0
Capital distribution to Parent	-	(900.0)	-	-	(900.0)
Employee share-based payments	-	2.7	-	-	2.7
Balance at December 31, 2008	$ 2.5	$ 4,335.4	$ (1,333.7)	$ (2,236.7)	$ 767.5
The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows (In millions)

		Year Ended December 31,
	2008	2007	2006
Cash Flows from Operating Activities:
Net (loss) income	$ (1,381.2)	$ 129.0	$ 212.2
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs
and sales inducements	(888.6)	(864.5)	(831.9)
Net amortization of deferred policy acquisition costs,
value of business acquired, and sales inducements	910.2	528.3	367.1
Net accretion/decretion of discount/premium	74.7	52.2	57.7
Future policy benefits, claims reserves, and
interest credited	2,156.8	1,368.5	1,179.9
Provision for deferred income taxes	509.6	(69.0)	131.4
Net realized capital losses	1,481.7	391.2	90.4
Change in:
Accrued investment income	2.4	(33.2)	(8.7)
Reinsurance recoverable (excluding GICs)	(827.0)	(132.4)	(52.1)
Other receivables and asset accruals	(389.9)	2.5	(13.9)
Other reinsurance asset	(353.8)	-	-
Due to/from affiliates	64.5	56.0	(8.0)
Income tax recoverable	(361.8)	-	-
Other payables and accruals	17.9	42.9	(3.1)
Employee share-based payments	2.7	4.3	4.1
Other, net	163.8	2.2	1.1
Net cash provided by operating activities	1,182.0	1,478.0	1,126.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	7,478.8	10,631.8	10,496.1
Equity securities, available-for-sale	162.8	16.5	15.8
Mortgage loans on real estate	474.5	776.1	523.7
Acquisition of:
Fixed maturities, available-for-sale	(7,002.2)	(15,767.5)	(11,446.3)
Equity securities, available-for-sale	(272.0)	(193.5)	(25.4)
Mortgage loans on real estate	(700.3)	(790.6)	(444.4)
Derivatives, net	(58.1)	22.9	(198.1)
Limited partnerships, net	30.1	(305.4)	(69.9)
Short-term investments, net	77.2	(53.8)	(79.7)
Collateral (paid) received	6.2	11.5	-
Other, net	13.7	1.9	4.7
Net cash provided by (used in) investing activities	210.7	(5,650.1)	(1,223.5)

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Statements of Cash Flows (In millions)

		Year Ended December 31,
	2008	2007	2006
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 8,473.0	$ 10,458.9	$ 5,788.4
Maturities and withdrawals from investment contracts	(9,520.7)	(7,062.2)	(4,497.2)
Reinsurance recoverable on investment contracts	93.8	275.3	(638.8)
Notes to affiliates	-	-	45.0
Short-term repayments	(232.4)	(54.1)	(36.7)
Capital distribution to Parent	(900.0)	-	(170.0)
Capital contribution from Parent	1,100.0	150.0	-
Net cash (used in) provided by financing activities	(986.3)	3,767.9	490.7
Net increase (decrease) in cash and cash equivalents	406.4	(404.2)	393.4
Cash and cash equivalents, beginning of year	204.4	608.6	215.2
Cash and cash equivalents, end of year	$ 610.8	$ 204.4	$ 608.6
Supplemental cash flow information:
Income taxes (received) paid, net	$ (393.1)	$ 21.3	$ (30.2)
Interest paid	$ 50.5	$ 67.1	$ 66.2

The accompanying notes are an integral part of these financial statements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1. Organization and Significant Accounting Policies

Basis of Presentation

ING USA Annuity and Life Insurance Company (“ING USA” or the “Company,” as appropriate) is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. ING USA is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

ING USA is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING”.

Description of Business

The Company offers various insurance products, including immediate and deferred variable and fixed annuities. The Company’s annuity products are distributed by national wirehouses, regional securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations, and affiliated broker-dealers. The Company’s primary annuity customers are individual consumers.

The Company also offers guaranteed investment contracts and funding agreements (collectively referred to as “GICs”), sold primarily to institutional investors and corporate benefit plans. These products are marketed by home office personnel or through specialty insurance brokers.

The Company previously provided interest-sensitive, traditional life insurance, and health insurance. The Company no longer issues these products. The life insurance business is in runoff, and the Company has ceded to other insurers all health insurance.

The Company has one operating segment.

Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS 157 does not expand the use of fair value to any new circumstances.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Under FAS 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

FAS 157 was adopted by the Company on January 1, 2008. As a result of implementing FAS 157, the Company recognized $69.6, before tax, as an increase to Net income on the date of adoption related to the fair value measurements of investment contract guarantees. The impact of implementation was included in Interest credited and other benefits to contractowners on the Statements of Operations.

In October 2008, the FASB issued FASB Staff Position (“FSP”) FAS No. 157-3, “Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active” (“FSP FAS 157-3”), which provides clarifying guidance on the application of FAS 157 to financial assets in a market that is not active and was effective upon issuance. FSP FAS 157-3 had no effect on the Company’s financial condition, results of operations, or cash flows upon adoption, as its guidance is consistent with that applied by the Company upon adoption of FAS 157.

The Company recognized no other adjustments to its financial statements related to the adoption of FAS 157, and new disclosures are included in the Financial Instruments footnote.

The Fair Value Option for Financial Assets and Financial Liabilities

In February 2007, the FASB issued FAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), which allows a company to make an irrevocable election, on specific election dates, to measure eligible items at fair value with unrealized gains and losses recognized in earnings at each subsequent reporting date. The election to measure an item at fair value may be determined on an instrument by instrument basis, with certain exceptions. If the fair value option is elected, any upfront costs and fees related to the item will be recognized in earnings as incurred. Items eligible for the fair value option include:

§	Certain recognized financial assets and liabilities;
§	Rights and obligations under certain insurance contracts that are not financial instruments;
§	Host financial instruments resulting from the separation of an embedded nonfinancial derivative instrument from a nonfinancial hybrid instrument; and
§	Certain commitments.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

FAS 159 was adopted by the Company on January 1, 2008. In implementing FAS 159, the Company elected not to take the fair value option for any eligible assets or liabilities in existence on January 1, 2008, or in existence at the date of these financial statements.

Offsetting of Amounts Related to Certain Contracts

On April 30, 2007, the FASB issued a FSP on FASB Interpretation (“FIN”) No. 39, “Offsetting of Amounts Related to Certain Contracts” (“FSP FIN 39-1”), which permits a reporting entity to offset fair value amounts recognized for the right to reclaim or the obligation to return cash collateral against fair value amounts recognized for derivative instruments under master netting arrangements. FSP FIN 39-1 had no effect on the financial condition, results of operations, or cash flows upon adoption by the Company on January 1, 2008, as it is the Company’s accounting policy not to offset such fair value amounts.

Accounting for Uncertainty in Income Taxes

In June 2006, the FASB issued FIN No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”), which creates a single model to address the accounting for the uncertainty in income tax positions recognized in a company’s financial statements. FIN 48 prescribes a recognition threshold and measurement criteria that must be satisfied to recognize a financial statement benefit of tax positions taken, or expected to be taken, on an income tax return. Additionally, FIN 48 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition.

FIN 48 was adopted by the Company on January 1, 2007. As a result of implementing FIN 48, the Company recognized a cumulative effect of change in accounting principle of $1.7 as a reduction to January 1, 2007 Retained earnings (deficit).

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants (“AICPA”) issued Statement of Position (“SOP”) 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS 97”), as investment contracts.

SOP 05-1 was adopted by the Company on January 1, 2007, and is effective for internal replacements occurring on or after that date. As a result of implementing SOP 05-1, the Company recognized a cumulative effect of change in accounting principle of $4.8, before tax, or $3.1, net of $1.7 of income taxes, as a reduction to January 1, 2007 Retained earnings (deficit). In addition, the Company revised its accounting policy on the amortization of deferred policy acquisition costs (“DAC”) and value of business acquired (“VOBA”) to include internal replacements.

Disclosures about Credit Derivatives and Certain Guarantees

In September 2008, the FASB issued FSP FAS No. 133-1 and FIN No. 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161” (“FSP FAS 133-1 and FIN 45-4”), which does the following:

§	Amends FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), requiring additional disclosures by sellers of credit derivatives;
§	Amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”), requiring additional disclosure about the current status of the payment/performance risk of a guarantee; and
§	Clarifies the effective date of FAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”).

FSP FAS 133-1 and FIN 45-4 was adopted by the Company on December 31, 2008. In implementing FSP FAS 133-1 and FIN 45-4, the Company determined that its adoption had no financial statement impact.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The clarification in the FSP of the effective date of FAS 161 is consistent with the guidance in FAS 161 and the Company’s disclosure provided herein.

Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities

In December, 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, “Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities” (“FSP FAS 140-4 and FIN 46(R)-8”), which requires additional disclosures regarding a transferor’s continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement and an enterprise’s involvement with variable interest entities (“VIEs”) and qualifying special purpose entities (“QSPEs”).

FSP FAS 140-4 and FIN 46(R)-8 was adopted by the Company on December 31, 2008. In implementing FSP FAS 140-4 and FIN 46(R)-8, the Company determined that its adoption has no financial statement impact. The Company does not have any QSPEs or continuing involvement with financial assets transferred in a securitization or asset-backed financing arrangement.

Amendments to Impairment Guidance

In January 2009, the FASB issued FSP Emerging Issues Task Force (“EITF”) 99-20-1, “Amendments to the Impairment Guidance of EITF Issue No. 99-20” (“FSP EITF 99-20-1”), which amends EITF 99-20, “Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets” (“EITF 99-20”). FSP EITF 99-20-1 requires that an other-than-temporary impairment on investments that meet the criteria of EITF 99-20 be recognized as a realized loss through earnings when it is probable there has been an adverse change in the holder’s estimated cash flow, consistent with the impairment model in FAS No. 115, “Accounting for Certain Investments in Debt and Equity Securities.”

FSP EITF 99-20-1 was adopted by the Company on December 31, 2008, prospectively. In implementing FSP EITF 99-20-1, the Company determined there was a minimal effect on financial position, results of operations, and cash flows, as the structured securities held by the Company were highly rated at issue.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

New Accounting Pronouncements

Disclosures about Derivative Instruments and Hedging Activities

In March 2008, the FASB issued FAS 161, which requires enhanced disclosures about objectives and strategies for using derivatives, fair value amounts of and gains and losses on derivative instruments, and credit-risk-related contingent features in derivative agreements, including:

§	How and why derivative instruments are used;
§	How derivative instruments and related hedged items are accounted for under FAS 133 and its related interpretations; and
§	How derivative instruments and related hedged items affect an entity’s financial statements.

The provisions of FAS 161 are effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, with early application encouraged. The Company is currently in the process of determining the impact of adoption of FAS 161 on its disclosures; however, as the pronouncement only pertains to additional disclosure, the Company has determined that the adoption of FAS 161 will have no impact on income, financial position or cash flows. In addition, the Company’s derivatives are generally not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

Business Combinations

In December 2007, the FASB issued FAS No. 141 (revised 2007), “Business Combinations” (“FAS 141R”), which replaces FAS No. 141, “Business Combinations,” as issued in 2001. FAS 141R requires most identifiable assets, liabilities, noncontrolling interest, and goodwill, acquired in a business combination to be recorded at full fair value as of the acquisition date, even for acquisitions achieved in stages. In addition, the statement requires:

§	Acquisition-related costs to be recognized separately and generally expensed;
§	Non-obligatory restructuring costs to be recognized separately when the liability is incurred;
§	Contractual contingencies acquired to be recorded at acquisition-date fair values;
§	A bargain purchase, which occurs when the fair value of net assets acquired exceeds the consideration transferred plus any non-controlling interest in the acquiree, to be recognized as a gain; and
§	The nature and financial effects of the business combination to be disclosed.

FAS 141R also amends or eliminates various other authoritative literature.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The provisions of FAS 141R are effective for fiscal years beginning on or after December 15, 2008 for all business combinations occurring on or after that date. As such, this standard will impact any Company acquisitions that occur on or after January 1, 2009. Also, the Company will consider transition costs related to any acquisitions that may occur prior to January 1, 2009.

Equity Method Investment Accounting

In November 2008, the EITF reached consensus on EITF 08-6, “Equity Method Investment Accounting Considerations” (“EITF 08-6”), which requires, among other provisions, that:

§	Equity method investments be initially measured at cost;
§	Contingent consideration only be included in the initial measurement;
§	An investor recognize its share of any impairment charge recorded by the equity investee; and
§	An investor account for a share issuance by an equity investee as if the investor had sold a proportionate share of its investment;

The provisions of EITF 08-6 are effective in fiscal years beginning on or after December 15, 2008, and interim periods within those fiscal years. As such, this standard will impact Company acquisitions or changes in ownership with regards to equity investments that occur on or after January 1, 2009. The Company is currently in the process of determining the impact of the other-than-temporary impairment provisions.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“US GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. For 2007, the Company reclassified $250.0 from operating cash flows to financing cash flows in order to properly reflect all cash flows associated with the Company’s guaranteed investment contracts and associated facultative reinsurance.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investments

All of the Company’s fixed maturities and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Shareholder’s equity, after adjustment for related changes in DAC, VOBA, and deferred income taxes.

Other-Than-Temporary-Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of the EITF 99-20. Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the remeasurement date.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is recorded in Net realized capital gains (losses).

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Valuation

The fair values for the actively traded marketable fixed maturities are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services, which provide the estimated fair values. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset.

The fair values for actively traded equity securities are based on quoted market prices.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to either the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Net realized capital gains (losses).

The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which is based on quoted market prices.

Derivative instruments are reported at fair value primarily using the Company’s derivative accounting system. The system uses key financial data, such as yield curves, exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offered Rates (“LIBOR”), which are obtained from third party sources and uploaded into the system. For those derivatives that are unable to be valued by the accounting system, the Company utilizes values established by third party brokers.

The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for guaranteed minimum accumulation benefits (“GMAB”) and guaranteed minimum withdrawal benefits (“GMWB”) without life contingencies in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company also records for its fixed indexed annuities (“FIA”) contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. These transactions involve a purchase of securities and an agreement to sell substantially the same securities as those purchased. Company policies require a minimum of 102% of the fair value of securities pledged under reverse repurchase agreements to be pledged as collateral. Reverse repurchase agreements are included in Cash and cash equivalents on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS 133, as the Company has not historically sought hedge accounting treatment.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default, and currency contracts, including swaps, caps, floors, options and futures, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index, or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as either Other investments or Other liabilities, as appropriate, on the Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

The Company also has investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities, available-for-sale, on the Balance Sheets, and changes in fair value are recorded in Net realized capital gains (losses) in the Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Balance Sheets, and changes in the fair value are recorded in Interest credited and other benefits to contractowners in the Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

General

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated profits embedded in the Company’s contracts.

FAS 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges. DAC related to GICs, however, is amortized on a straight-line basis over the life of the contract.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Internal Replacements

Contractowners may periodically exchange one contract for another, or make modifications to an existing contract. Beginning January 1, 2007, these transactions are identified as internal replacements and are accounted for in accordance with SOP 05-1.

Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. For deferred annuities, the estimated future gross profits of the new contracts are treated as revisions to the estimated future gross profits of the replaced contracts in the determination of amortization.

Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

Unlocking

Changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable universal life and variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include estimated future hedging and guaranteed benefit costs, surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”), retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. Sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, however, increase the rate of amortization.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Reserves

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts, universal and traditional life insurance contracts, and GICs. Generally, reserves are calculated using mortality and withdrawal rate assumptions based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Deferred annuity crediting rates and reserve interest rates varied by product up to 10.0% for 2008 and 2007, and 7.8% for 2006.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rate, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by annuity plan type, year of issue, and policy duration. For 2008, 2007, and 2006, immediate annuity reserve interest discount rates varied up to 8.0%.

Reserves for FIAs are computed in accordance with FAS 97, FAS 133, and FAS 157. Accordingly, the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value, with the change in fair value recorded in the Statements of Operations.

Reserves for universal life products are equal to cumulative deposits, less withdrawals and charges, plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of contractowners and related expenses, less the present value of future net premiums.

Under Statement of Position 03-1, “Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts for Separate Accounts” (“SOP 03-1”), the Company calculates additional liabilities (“SOP 03-1 reserves”) for certain variable annuity guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees. The SOP 03-1 reserve recognized for such products is in addition to the liability previously held and recognizes the portion of contract assessments received in early years used to compensate the insurer for services provided in later years.

The Company calculates a benefit ratio for each block of business subject to SOP 03-1, and calculates an SOP 03-1 reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess death benefits during the period. The SOP 03-1 reserve is accumulated at interest rates using rates consistent with the DAC model for the period. The calculated reserve includes a provision for universal life contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

GMABs and GMWBs without life contingent payouts are considered to be derivatives under FAS 133 and FAS 157. The additional reserves for these guarantees are recognized at fair value through the Statements of Operations.

Reserves for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

Sales Inducements

Sales inducements represent benefits paid to contractowners for a specified period that are incremental to the amounts the Company credits on similar contracts and are higher than the contract’s expected ongoing crediting rates for periods after the inducement. Sales inducements are amortized as a component of Interest credited and other benefits to contractowners using methodologies and assumptions consistent with those used for amortization of DAC.

Revenue Recognition

For universal life and most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrender, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premium or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts.

Premiums on the Statements of Operations primarily represent amounts received under traditional life insurance policies.

For GICs, deposits made to the Company are not recorded as revenue in the Statements of Operations, but are recorded directly to Future policy benefits and claims reserves on the Balance Sheets.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guarantees. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) under a contract, in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations (with the exception of realized and unrealized capital gains (losses) on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria in SOP 03-1 for separate presentation in the Balance Sheets (primarily guaranteed interest options), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2008 and 2007, unrealized capital (losses) gains of $(249.2) and $21.1, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

Reinsurance

The Company utilizes reinsurance agreements to reduce its exposure to large losses in most aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as the direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Balance Sheets.

Participating Insurance

Participating business approximates 2.0% of the Company’s ordinary life insurance in force and 21.9% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contractowners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $13.7, $14.8, and $15.4, were incurred during the years ended December 31, 2008, 2007, and 2006, respectively.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses (benefits) result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2. Investments Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2008.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$ 1,109.3	$ 74.2	$ 0.3	$ 1,183.2
U.S. government agencies and authorities	267.3	20.8	0.8	287.3
State, municipalities, and political
subdivisions	48.2	0.3	9.1	39.4
U.S. corporate securities:
Public utilities	1,452.2	5.6	133.1	1,324.7
Other corporate securities	5,570.9	68.5	634.1	5,005.3
Total U.S. corporate securities	7,023.1	74.1	767.2	6,330.0

Foreign securities(1):
Government	426.7	3.3	65.4	364.6
Other	3,145.5	11.4	411.0	2,745.9
Total foreign securities	3,572.2	14.7	476.4	3,110.5

Residential mortgage-backed securities	4,264.0	122.4	803.0	3,583.4
Commercial mortgage-backed securities	3,585.9	-	1,028.0	2,557.9
Other asset-backed securities	1,500.2	9.2	464.9	1,044.5

Total fixed maturities, including
securities pledged	21,370.2	315.7	3,549.7	18,136.2
Less: securities pledged	976.7	46.4	29.9	993.2
Total fixed maturities	20,393.5	269.3	3,519.8	17,143.0
Equity securities	257.6	0.3	4.0	253.9
Total investments, available-for-sale	$ 20,651.1	$ 269.6	$ 3,523.8	$ 17,396.9
(1) Primarily U.S. dollar denominated.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, were as follows as of December 31, 2007.

		Gross	Gross
		Unrealized	Unrealized
	Amortized	Capital	Capital	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. Treasuries	$ 18.4	$ 1.0	$ -	$ 19.4
U.S. government agencies and authorities	86.1	1.0	0.3	86.8
State, municipalities, and political
subdivisions	49.7	-	2.5	47.2

U.S. corporate securities:
Public utilities	1,417.5	22.8	13.4	1,426.9
Other corporate securities	6,742.7	81.1	67.0	6,756.8
Total U.S. corporate securities	8,160.2	103.9	80.4	8,183.7

Foreign securities(1):
Government	525.2	14.9	7.1	533.0
Other	3,280.6	40.5	59.4	3,261.7
Total foreign securities	3,805.8	55.4	66.5	3,794.7

Residential mortgage-backed securities	4,988.4	53.3	85.8	4,955.9
Commercial mortgage-backed securities	3,842.2	37.6	36.4	3,843.4
Other asset-backed securities	1,947.5	5.7	108.3	1,844.9

Total fixed maturities, including
securities pledged	22,898.3	257.9	380.2	22,776.0
Less: securities pledged	953.3	6.1	16.8	942.6
Total fixed maturities	21,945.0	251.8	363.4	21,833.4
Equity securities	216.6	2.8	8.3	211.1
Total investments, available-for-sale	$ 22,161.6	$ 254.6	$ 371.7	$ 22,044.5

(1) Primarily U.S. dollar denominated.

At December 31, 2008 and 2007, net unrealized loss was $3,237.7 and $127.8, respectively, on total fixed maturities, including securities pledged to creditors, and equity securities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities as of December 31, 2008, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 463.4	$ 458.5
After one year through five years	5,534.1	5,120.1
After five years through ten years	3,347.5	2,993.1
After ten years	2,675.1	2,378.7
Mortgage-backed securities	7,849.9	6,141.3
Other asset-backed securities	1,500.2	1,044.5
Less: securities pledged	976.7	993.2
Fixed maturities, excluding securities pledged	$ 20,393.5	$ 17,143.0

The Company had investments with five issuers, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity at December 31, 2008. At December 31, 2007, the Company did not have any investments in a single issuer, other than obligations of the U.S. government and government agencies, with a carrying value in excess of 10.0% of the Company’s Shareholder’s equity.

At December 31, 2008 and 2007, fixed maturities with fair values of $22.3 billion and $11.2, respectively, were on deposit as required by regulatory authorities. The increase was due to unrestricted deposits of securities made to the State of Iowa.

The Company invests in various categories of collateralized mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2008 and 2007, approximately 12.1% and 7.5%, respectively, of the Company’s CMO holdings were invested in those types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

The Company is a member of the Federal Home Loan Bank of Des Moines (“FHLB”) and is required to maintain a collateral deposit that backs funding agreements issued to the FHLB. At December 31, 2008 and 2007, the Company had $2,995.2 and $2,898.7, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. At December 31, 2008 and 2007, assets with a market value of approximately $3,341.1 and $3,270.1, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, in the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In conjunction with the January 2009 agreement with the Dutch State regarding the transfer of 80% of the Company's Alt-A residential mortgage backed securities (“Alt-A RMBS”), which included $375.1 in Alt-A RMBS pledged to the FHLB, the Company substituted the Alt-A RMBS assets pledged with other fixed maturities. By February 17, 2009, the Company recalled these Alt-A securities in order to implement the transaction with the Dutch State and reduced the funding agreements pro rata.

Transfer of Alt-A RMBS Participation Interest

On January 26, 2009, ING announced it reached an agreement, for itself and on behalf of certain ING affiliates including the Company, with the Dutch State on an Illiquid Assets Backup Facility (the “Back-up Facility”) covering 80% of ING’s Alt-A residential mortgage-backed securities (“Alt-A RMBS”). Under the terms of the Back-up Facility, a full credit risk transfer to the Dutch State will be realized on 80% of ING’s Alt-A RMBS owned by ING Bank, FSB and ING affiliates within ING Insurance Americas with a book value of $36.0 billion portfolio, including book value of $1.4 billion of the Alt-A RMBS portfolio owned by the Company (with respect to the Company’s portfolio, the “Designated Securities Portfolio”) (the “ING-Dutch State Transaction”). As a result of the risk transfer, the Dutch State will participate in 80% of any results of the ING Alt-A RMBS portfolio. The risk transfer to the Dutch State will take place at a discount of approximately 10% of par value. In addition, under the Back-up Facility, other fees will be paid both by the Company and the Dutch State. Each ING company participating in the ING-Dutch State Transaction, including the Company will remain the legal owner of 100% of its Alt-A RMBS portfolio and will remain exposed to 20% of any results on the portfolio. Subject to documentation and regulatory approvals, the ING-Dutch State Transaction is expected to close by the end of March 2009, with the affiliate participation conveyance and risk transfer to the Dutch State described in the succeeding paragraph to take effect as of January 26, 2009.

In order to implement that portion of the ING-Dutch State Transaction related to the Company’s Designated Securities Portfolio, the Company will enter into a participation agreement with its affiliates, ING Support Holding B.V. (“ING Support Holding”) and ING pursuant to which the Company will convey to ING Support Holding an 80% participation interest in its Designated Securities Portfolio and pay a periodic transaction fee, and will receive, as consideration for the participation, an assignment by ING Support Holding of its right to receive payments from the Dutch State under the Illiquid Assets Back-Up Facility related to the Company’s Designated Securities Portfolio among, ING, ING Support Holding and the Dutch State (the “Company Back-Up Facility”). Under the Company Back-Up Facility, the Dutch State will be obligated to pay certain periodic fees and make certain periodic payments with respect to the Company’s Designated Securities Portfolio, and ING Support Holding will be obligated to pay a periodic guarantee fee and make periodic payments to the Dutch State equal to the distributions it receives with respect to the 80% participation interest in the Company’s Designated Securities Portfolio.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In a second transaction, known as the Step 1 Cash Transfer, a portion of the Company’s Alt-A RMBS which has a book value of $27.9 will be sold for cash to an affiliate, Lion II Custom Investments LLC (“Lion II”). Immediately thereafter, Lion II will sell to ING Direct Bancorp the purchased securities (the “Step 2 Cash Transfer”). Contemporaneous with the Step 2 Cash Transfer, ING Direct Bancorp will include such purchased securities as part of its Alt-A RMBS portfolio sale to the Dutch State. Subject to documentation and regulatory approval, the Step 1 Cash Transfer is expected to close by the end of March 2009 contemporaneous with the closing of the ING-Dutch State Transaction.

Since the Company had the intent to sell a portion of its Alt-A RMBS through the 80% participation interest in its Designated Securities Portfolio or as part of the Step 1 Cash Transfer as of December 31, 2008, the Company recognized $56.9 in other-than-temporary impairments with respect to the 80% participation interest in its Designated Securities Portfolio that it expects to convey as part of the ING-Dutch State Transaction and the Step 1 Cash Transfer. The Company expects to reduce the unrealized loss balance in Accumulated other comprehensive loss included in Shareholder’s equity by approximately $400.0 and recognize a gain in the estimated range of $110.0 to $130.0 upon the closing of the ING-Dutch State Transaction and the Step 1 Cash Transfer.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, and the offsetting collateral liability is included in Borrowed money on the Balance Sheets. At December 31, 2008 and 2007, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $562.8 and $745.5, respectively. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements totaled $482.2 and $711.9 at December 31, 2008 and 2007, respectively. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Balance Sheets.

The Company also enters into reverse repurchase agreements. At December 31, 2008 and 2007, the Company did not have any securities in reverse repurchase agreements.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was immaterial at December 31, 2008 and 2007. The Company believes the counterparties to the dollar rolls, repurchase, and reverse repurchase agreements are financially responsible and that the counterparty risk is minimal.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. At December 31, 2008 and 2007, the fair value of loaned securities was $125.4 and $123.1, respectively.

Unrealized Capital Losses

Unrealized capital losses in fixed maturities at December 31, 2008 and 2007, were primarily related to the effects of interest rate movement or changes in credit spreads on mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government-backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized capital losses by duration and reason, along with the fair value of fixed maturities, including securities pledged to creditors, in unrealized capital loss positions at December 31, 2008 and 2007.

	Less than	More than
	Six Months	Six Months and	More than	Total
	Below	less than Twelve	Twelve Months	Unrealized
	Amortized	Months Below	Below	Capital
2008	Cost	Amortized Cost	Amortized Cost	Losses
Interest rate or spread widening	$ 198.7	$ 538.4	$ 516.7	$ 1,253.8
Mortgage and other asset-backed securities	562.6	375.6	1,357.7	2,295.9
Total unrealized capital losses	$ 761.3	$ 914.0	$ 1,874.4	$ 3,549.7
Fair value	$ 4,350.9	$ 4,522.0	$ 4,551.9	$ 13,424.8

2007
Interest rate or spread widening	$ 37.8	$ 49.2	$ 62.7	$ 149.7
Mortgage and other asset-backed securities	73.3	134.8	22.4	230.5
Total unrealized capital losses	$ 111.1	$ 184.0	$ 85.1	$ 380.2
Fair value	$ 5,322.0	$ 3,248.4	$ 3,300.6	$ 11,871.0

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities is 75.7% of the average book value. In addition, this category includes 1,499 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2008. The fair value of the Company’s fixed maturities declined $483.4, before tax and DAC, from December 31, 2008 through February 28, 2009, due to further widening of credit spreads. This decline in fair value includes $258.3 related to the Company’s investments in commercial mortgage-backed securities.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2008, 2007, and 2006.

		2008			2007			2006
			No. of			No. of			No. of
	Impairment		Securities	Impairment		Securities	Impairment		Securities
U.S. Treasuries	$ -		-	$ -	*	1	$ 0.1		1
U.S. Corporate	289.1		230	81.0		173	15.8		63
Foreign	229.4		108	25.7		74	3.5		13
Residential mortgage-backed	289.8		98	3.0		24	12.7		68
Commercial mortgage-backed	4.8		1	-		-	-		-
Other asset-backed	182.5		93	43.3		91	1.2		2
Equity	32.0		12	-		-	-		-
Limited partnerships	0.5		1	0.3		1	0.5		2
Total	$ 1,028.1		543	$ 153.3		364	$ 33.8		149

*Less than $0.1.

The above schedule includes $369.7, $31.0, and $11.5, in other-than-temporary write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, related to the analysis of credit risk and the possibility of significant prepayment risk. The remaining $658.4, $122.3, and $22.3, in write-downs for the years ended December 31, 2008, 2007, and 2006, respectively, are related to investments that the Company does not have the intent to retain for a period of time sufficient to allow for recovery in fair value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes these write-downs by type for the years ended December 31, 2008, 2007, and 2006.

		2008			2007			2006
			No. of			No. of			No. of
	Impairment		Securities	Impairment		Securities	Impairment		Securities
U.S. Treasuries	$ -		-	$ -	*	1	$ 0.1		1
U.S. Corporate	199.8		178	70.6		161	15.8		63
Foreign	146.5		87	21.4		68	3.5		13
Residential mortgage-backed	142.9		40	1.0		5	1.7		4
Other asset-backed	169.2		58	29.3		84	1.2		2
Total	$ 658.4		363	$ 122.3		319	$ 22.3		83

* Less than $0.1.

The remaining fair value of fixed maturities with other-than-temporary impairments at December 31, 2008, 2007, and 2006, was $2,268.4, $2,353.8, and $437.4, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations new factors, including changes in the business environment, can change the Company’s previous intent to continue holding a security.

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$ 1,361.0	$ 1,176.1	$ 1,009.7
Equity securities, available-for-sale	(0.2)	3.3	1.9
Mortgage loans on real estate	223.6	233.1	225.3
Policy loans	8.8	9.0	9.1
Short-term investments and cash equivalents	4.5	6.7	5.5
Other	(53.3)	35.1	13.9
Gross investment income	1,544.4	1,463.3	1,265.4
Less: investment expenses	106.4	116.9	109.0
Net investment income	$ 1,438.0	$ 1,346.4	$ 1,156.4

At December 31, 2008 and 2007, the Company had $21.2 and $60.3, respectively, of non-income producing investments in fixed maturities.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) are comprised of the difference between the amortized cost of investments and proceeds from sale, and redemption, as well as losses incurred due to the other-than-temporary impairment of investments and changes in fair value of derivatives. The cost of the investment on disposal is determined based on specific identification of securities using the first-in, first-out method. Net realized capital gains (losses) on investments were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Fixed maturities, available-for-sale	$ (975.9)	$ (100.3)	$ (43.8)
Equity securities, available-for-sale	(52.9)	0.5	0.9
Derivatives	(447.5)	(291.0)	(48.2)
Other	(5.4)	(0.4)	0.7
Net realized capital losses	$ (1,481.7)	$ (391.2)	$ (90.4)
After-tax net realized capital losses	$ (963.1)	$ (254.3)	$ (58.8)

Net realized capital losses increased for the year ended December 31, 2008, primarily due to higher losses on fixed maturities as a result of other-than-temporary impairments driven by the widening of credit spreads. In addition, derivative realized losses increased for the year ended December 31, 2008, driven by interest rate swaps due to lower LIBOR rates and by losses on call options due to the drop in equity markets. These losses were partially offset by gains on futures, which were also a result of poor equity market performance.

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross realized gains and losses were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Proceeds on sales	$ 9,271.9	$ 5,859.3	$ 5,543.1
Gross gains	100.2	41.1	64.5
Gross losses	164.9	57.0	78.0

3. Financial Instruments Fair Value Measurements

FAS 157 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the quality of inputs used to measure fair value, and enhances disclosure requirements for fair value measurements.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair Value Hierarchy

The Company has categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.

The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2008.

	Level 1	Level 2	Level 3(1)	Total
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 1,183.3	$ 14,363.3	$ 2,589.6	$ 18,136.2
Equity securities, available-for-sale	253.9	-	-	253.9
Other investments (primarily derivatives)	-	164.1	176.2	340.3
Cash and cash equivalents, short-term
investments, and short-term investments
under securities loan agreement	852.9	-	-	852.9
Assets held in separate accounts	34,090.8	-	-	34,090.8
Total	$ 36,380.9	$ 14,527.4	$ 2,765.8	$ 53,674.1

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Level 1	Level 2	Level 3(1)	Total
Liabilities:
Investment contract guarantees:
Fixed Indexed Annuities	-	-	638.9	638.9
Guaranteed Minimum Withdrawal and
Accumulation Benefits	-	-	153.0	153.0
Other liabilities (primarily derivatives)	-	614.0	166.2	780.2
Total	$ -	$ 614.0	$ 958.1	$ 1,572.1

(1)	Level 3 net assets and liabilities accounted for 3.5% of total net assets and liabilities measured at fair value on a recurring basis. Excluding separate accounts assets for which the policyholder bears the risk, the Level 3 net assets and liabilities in relation to total net assets and liabilities measured at fair value on a recurring basis totaled 10.0%.

Valuation of Financial Assets and Liabilities

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of “exit price” and the fair value hierarchy as prescribed in FAS 157. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from the brokers are non-binding. The valuations are reviewed and validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

All valuation methods and assumptions are validated at least quarterly to ensure the accuracy and relevance of the fair values. There were no material changes to the valuation methods or assumptions used to determine fair values.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes and are classified as Level 1 assets. The fair values for marketable bonds without an active market, excluding subprime and Alt-A mortgage-backed securities, are obtained through several commercial pricing services, which provide the estimated fair values, and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. Valuations obtained from third party commercial pricing services are non-binding and are validated monthly through comparisons to internal pricing models, back testing to recent trades, and monitoring of trading volumes.

Fair values of privately placed bonds are determined using a matrix-based pricing model and are classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company’s

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

evaluation of the borrower’s ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

The fair values for certain collateralized mortgage obligations (“CMO-Bs”) are determined by taking the average of broker quotes when more than one broker quote is provided. A few of the CMO-Bs are priced by the originating broker due to the complexity and unique characteristics of the asset. Due to the lack of corroborating evidence to support a higher level, these bonds are classified as Level 3 assets.

Trading activity for the Company’s Residential Mortgage-backed Securities (“RMBS”), particularly subprime and Alt-A mortgage-backed securities, has been declining during 2008 as a result of the dislocation of the credit markets. During 2008, the Company continued to obtain pricing information from commercial pricing services and brokers. However, the pricing for subprime and Alt-A mortgage-backed securities did not represent regularly occurring market transactions since the trading activity declined significantly in the second half of 2008. As a result, the Company concluded in the second half of 2008 that the market for subprime and Alt-A mortgage-backed securities was inactive. The Company did not change its valuation procedures, which are consistent with those used for Level 2 marketable bonds without an active market, as a result of determining that the market was inactive. However, the Company determined that the classification within the valuation hierarchy should be transferred to Level 3 due to market inactivity.

At December 31, 2008, the fixed maturities valued using unadjusted broker quotes totaled $10,482.3.

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price and are classified as Level 1 assets.

Cash and cash equivalents, Short-term investments, and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets’ fair values. The fair values for cash equivalents and short-term investments are determined based on quoted market prices. These assets are classified as Level 1.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. Mutual funds, short-term investments and cash are based upon a quoted market price and are classified as Level 1.

Other financial instruments reported as assets and liabilities: The carrying amounts for these financial instruments (primarily derivatives) reflect the fair value of the assets and liabilities. Derivatives are carried at fair value (on the Balance Sheets), which is determined using the Company’s derivative accounting system in conjunction with observable key financial data from third party sources or through values established by third party brokers. Counterparty credit risk is considered and incorporated in the Company’s valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company’s policy to deal only with investment grade counterparties with a credit rating of A- or better. The Company obtains a key input into the valuation model for puts, calls, and futures from one

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

third party broker. Because the input is not received from multiple brokers, these fair values are not deemed to be calculated based on market observable inputs, and, therefore, these instruments are classified as Level 3. However, all other derivative instruments are valued based on market observable inputs and are classified as Level 2.

Investment contract guarantees: The Company records liabilities, which can be either positive or negative, for annuity contracts containing guaranteed riders for GMABs and GMWBs without life contingencies in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions.

The Company also records for its FIA contracts an embedded derivative liability for interest payments to contractholders above the minimum guaranteed interest rate, in accordance with FAS 133. The guarantee is treated as an embedded derivative and is required to be reported separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by best estimate assumptions.

Nonperformance risk for investment contract guarantees contains adjustments to the fair values of these contract liabilities related to the current credit standing of ING and the Company based on credit default swaps with similar term to maturity and priority of payment. The ING credit default swap spread is applied to the discount factors for FIAs and the risk-free rates for GMABs and GMWBs in the Company’s valuation models in order to incorporate credit risk into the fair values of these investment contract guarantees. As of December 31, 2008, the credit ratings of ING and the Company increased by approximately 185 basis points during the year, which resulted in substantial changes in the valuation of the reserves for all investment contract guarantees.

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS 107”). FAS 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments for purposes of FAS 107 disclosures:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Policy loans: The fair value of policy loans is equal to the carrying, or cash surrender, value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the account values of the underlying contracts, plus the fair value of the unamortized ceding allowance based on the present value of the projected release of the ceding allowance, discounted at risk-free rates, plus a credit spread.

Investment contract liabilities (included in Future policy benefits and claims reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates which are market risk-free rates augmented by credit spreads on current Company debt or AA insurance company debt. The augmentation is present to account for non-performance risk. A margin for non-financial risks associated with the contracts is also included.

Without a fixed maturity: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities relevant to both the contractholder and to the Company. Here, the stochastic valuation scenario set is consistent with current market parameters, and discount is taken using stochastically evolving short risk-free rates in the scenarios augmented by credit spreads on current Company debt. The augmentation in the discount is present to account for non-performance risk. Margins for non-financial risks associated with the contract liabilities are also included.

Notes to affiliates: Estimated fair value of the Company’s notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market value.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments were as follows at December 31, 2008 and 2007.

		2008			2007
	Carrying		Fair	Carrying		Fair
	Value		Value	Value		Value
Assets:
Fixed maturities, available-for-sale,
including securities pledged	$ 18,136.2	$ 18,136.2		$ 22,776.0	$ 22,776.0
Equity securities, available-for-sale	253.9		253.9	211.1		211.1
Mortgage loans on real estate	3,923.3		3,803.3	3,701.7		3,739.4
Policy loans	144.4		144.4	155.8		155.8
Cash, cash equivalents, Short-term
investments, and Short-term
investments under securities
loan agreement	852.9		852.9	520.9		520.9
Other investments	697.6		706.5	848.6		857.3
Deposits from affiliates	1,947.0		2,025.7	2,153.2		2,192.0
Assets held in separate accounts	34,090.8		34,090.8	44,477.8		44,477.8
Liabilities:
Investment contract liabilities:
Deferred annuities	19,282.5		18,986.2	19,733.8		18,150.4
Guaranteed investment contracts
and funding agreements	6,868.9		6,580.2	9,415.1		9,498.2
Supplementary contracts and
immediate annuities	866.5		883.9	900.3		900.3
Derivatives	780.2		780.2	273.8		273.8
Notes to affiliates	435.0		407.6	435.0		420.6

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by FAS 157). These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below, with particular attention addressed to

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

changes in derivatives, FIAs, and GMWBs and GMABs due to their impacts on the Company’s results of operations.

The following table summarizes the changes in fair value of the Company’s Level 3 assets and liabilities for the year ended December 31, 2008.

	Fixed maturities,					Investment
	available-for-sale				Contract Guarantees
	including						GMWB/
	securities pledged		Derivatives		FIA		GMAB
Balance at January 1, 2008	$ 1,396.3		$ 298.2		$ (925.6)	$ (2.7)
Capital gains (losses):
Net realized capital gains (losses)	(7.5)	(1)	(76.2)	(3)	328.4	(4)	(141.5)	(4)
Net unrealized capital
gains (losses)(2)	27.9		-		-		-
Total net realized and unrealized
capital gains (losses)	20.4		(76.2)		328.4		(141.5)
Purchases, sales, issuances, and
settlements, net	(32.5)		(105.1)		(41.7)		(8.8)
Transfer in (out) of Level 3	1,205.4		(106.9)		-		-
Balance at December 31, 2008	$ 2,589.6		$ 10.0		$ (638.9)	$ (153.0)

(1)	This amount is included in Net realized capital gains (losses) on the Statements of Operations.
(2)	The amounts in this line are included in Accumulated other comprehensive income (loss) on the Balance Sheets.
(3)	This amount is included in Net realized capital gains (losses) on the Statements of Operations and contains unrealized gains (losses) on Level 3 derivatives held at December 31, 2008. All gains and losses on Level 3 assets are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately by security.
(4)	These amounts are included in Interest credited and other benefits to contractowners on the Statements of Operations.
All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis.

For the year ended December 31, 2008, the decline in the fair values of the FIA reserves was partially offset by a decline in the value of Level 3 derivatives that hedge the FIA exposure and the increase in the reserves for GMWBs and GMABs. The gains on the FIA embedded derivatives and the losses on the GMWBs ad GMABs were primarily driven by unfavorable equity market performance and changes in interest rates during 2008. In addition, derivatives experienced losses related to unfavorable equity market performance, resulting in a decline in the fair values of these assets. For the year ended December 31, 2008, the net realized gains attributable to credit risk were $117.0. The net unrealized capital losses related to fixed maturities were driven by the widening of credit spreads.

During 2008, the Company determined that the classification within the valuation hierarchy related to the subprime and Alt-A mortgage-backed securities within the RMBS portfolio should be changed due to market inactivity. This change is presented as transfers into Level 3 in the table above and discussed in more detail in the previous disclosure regarding RMBS.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2008	2007	2008	2007
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	122.0	50.0	$ 0.1	$ 0.1

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company’s fixed maturity portfolio,
as well as the Company’s liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	7,130.0	8,533.5	(434.0)	(138.2)

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	287.3	288.3	(16.0)	(44.0)

Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure on
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection. In the
event of a default on the underlying credit exposure,
the Company will either receive an additional
payment (purchased credit protection) or will be
required to make an additional payment (sold credit
protection) equal to the notional value of the swap contract.	477.0	488.9	(112.1)	(22.1)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2008	2007	2008	2007
Forwards
Forwards are acquired to hedge the Company's
inverse portfolio against movements in interest
rates, particularly mortgage rates. On the
settlement date, the Company will either receive
a payment (interest rate drops on owned forwards
or interest rate rises on purchased forwards) or
will be required to make a payment (interest rate
rises on owned forwards or interest rate drops
on purchased forwards).	156.0	-	$ 1.9	$ -

Swaptions
Swaptions are used to manage interest rate risk in
the Company’s collateralized mortgage obligations
portfolio. Swaptions are contracts that give the
Company the option to enter into an interest rate
swap at a specific future date.	1,667.5	302.5	3.4	-	**

Futures
Futures contracts are used to hedge against a decrease
in certain equity indices. Such decrease may result
in a decrease in variable annuity account values,
which would increase the possibility of the Company
incurring an expense for guaranteed benefits in
excess of account values. A decrease in variable
annuity account values would also result in lower
fee income. A decrease in equity markets may also
negatively impact the Company's investment in
equity securities. The futures income would
serve to offset these effects. Futures contracts
are also used to hedge against an increase
in certain equity indices. Such increase may result
in increased payments to contract holders of fixed
indexed annuity contracts, and the futures income
would serve to offset this increased expense. The
underlying reserve liabilities are valued under
either SOP 03-1 or FAS 133 and FAS 157 (see
discussion under “Reserves” section) and the change
in reserve liability is recorded in Interest credited and
other benefits to contractowners. The gain or loss on
futures is recorded in Net realized capital gains (losses).	2,593.9	1,584.6	(35.2)	(6.4)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2008	2007	2008	2007
Options
Call options are used to hedge against an increase
in the various equity indices. Such increase may
result in increased payments to contract holders
of fixed indexed annuity contracts, and the options
offset this increased expense. Put options are used
to hedge the liability associated with embedded
derivatives in certain variable annuity contracts.
Both the options and the embedded derivative
reserve are carried at fair value. The change in value
of the options are recorded in Net realized capital
gains (losses); the change in value of the embedded
derivative is recorded in Interest credited and
other benefits to contractowners.	3,744.2	6,666.0	$ 152.0	$ 303.5

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments, and has issued certain retail
annuity products, that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.
Within securities	N/A*	N/A*	(96.3)	33.8
Within retail annuity products	N/A*	N/A*	791.9	997.9

* N/A - not applicable. **Less than $0.1. Credit Default Swaps

The Company has entered into various credit default swaps to assume credit exposure to certain assets that the Company does not own. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. These instruments are typically written for a maturity period of five years and do not contain recourse provisions, which would enable the seller to recover from third parties. The Company’s collateral positions are tracked by the International Swaps and Derivatives Association, Inc. (“ISDA”). To the extent cash collateral was received, it was included in the Collateral held, including payables under securities loan agreement on the Balance Sheets and was reinvested in short-term investments. The source of non-cash collateral posted was investment grade bonds of the entity. Collateral held is used in accordance with the Credit Support Annex (“CSA”) to satisfy any obligations. In the event of a default on the underlying credit exposure, the Company will either receive an additional payment (purchased credit protection) or will be required to make an additional payment (sold credit protection) equal to the notional value of the swap contract. At December 31, 2008, the fair value of credit default swaps of $12.7 and $124.8 was included in Other investments and Other liabilities, respectively, on the Balance Sheets. At December 31,

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2007, the fair value of credit default swaps of $8.5 and $30.6 was included in Other investments and Other liabilities, respectively, on the Balance Sheets. As of December 2008, the maximum potential future exposure to the Company on the sale of credit protection under credit default swaps was $143.3.

Embedded Derivative in Credit-Linked Note

The Company owns a 3-year credit-linked note arrangement, whereby the Company agrees to reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can then seek recovery of any losses under the agreement by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $32.5.

Variable Interest Entities

The Company holds VIEs for investment purposes in the form of private placement securities, structured securities, securitization transactions, and limited partnerships. Consolidation of these investments in the Company’s financial statements is not required, as the Company is not the primary beneficiary for any of these VIEs. Rather, the VIEs are accounted for using the cost or equity method of accounting. Investments in limited partnerships are included in Limited partnerships/corporations on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4. Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$ 2,255.4
Deferrals of commissions and expenses	681.9
Amortization:
Amortization	(421.7)
Interest accrued at 5% to 6%	138.1
Net amortization included in the Statements of Operations	(283.6)
Change in unrealized capital gains (losses) on available-for-sale securities	16.2
Balance at December 31, 2006	2,669.9
Deferrals of commissions and expenses	729.1
Amortization:
Amortization	(592.0)
Interest accrued at 5% to 6%	162.2
Net amortization included in the Statements of Operations	(429.8)
Change in unrealized capital gains (losses) on available-for-sale securities	(56.0)
Implementation of SOP 05-1	(4.8)
Balance at December 31, 2007	2,908.4
Deferrals of commissions and expenses	781.7
Amortization:
Amortization	(814.9)
Interest accrued at 4% to 5%	146.4
Net amortization included in the Statements of Operations	(668.5)
Change in unrealized capital gains (losses) on available-for-sale securities	1,098.2
Effect of variable annuity guaranteed living benefits reinsurance	85.7
Balance at December 31, 2008	$ 4,205.5

The estimated amount of DAC to be amortized, net of interest, is $491.9, $509.1, $491.9, $438.5, and $422.7, for the years 2009, 2010, 2011, 2012 and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Activity within VOBA was as follows for the years ended December 31, 2008, 2007, and 2006.

Balance at January 1, 2006	$ 122.1
Amortization:
Amortization	(15.0)
Interest accrued at 4% to 5%	5.6
Net amortization included in the Statements of Operations	(9.4)
Change in unrealized capital gains (losses) on available-for-sale securities	(2.6)
Balance at December 31, 2006	110.1
Amortization:
Amortization	16.8
Interest accrued at 4% to 6%	4.9
Net amortization included in the Statements of Operations	21.7
Change in unrealized capital gains (losses) on available-for-sale securities	(3.1)
Balance at December 31, 2007	128.7
Amortization:
Amortization	(18.7)
Interest accrued at 3% to 5%	6.7
Net amortization included in the Statements of Operations	(12.0)
Change in unrealized capital gains (losses) on available-for-sale securities	78.4
Balance at December 31, 2008	$ 195.1

The estimated amount of VOBA to be amortized, net of interest, is $11.7, $12.1, $12.6, $11.6, and $10.9, for the years 2009, 2010, 2011, 2012, and 2013, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC and VOBA - Annuity Products

The increase in Net amortization of DAC and VOBA in 2008 compared to 2007 was primarily due to unfavorable separate account performance during 2008 which caused a significant acceleration of variable annuity DAC amortization, as a result of lower projections of fee income. In addition, this unfavorable performance required the Company to adjust its future gross profit projections for variable annuity hedging costs and guaranteed benefit costs, which also increased amortization.

The increase in Net amortization of DAC and VOBA in 2007 compared to 2006 is due in part to a $67.0 change in estimate recorded during the fourth quarter of 2007. This change resulted from refinements of the DAC model, partially offset by favorable unlocking of mutual fund and mortality and persistency unlocking.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company revised and unlocked certain assumptions for its fixed and variable annuity products during 2008, 2007, and 2006. Unlocking adjustments and their acceleration (deceleration) impact on Amortization of DAC and VOBA were as follows for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Impact of separate account growth and contractowner
withdrawal behavior different from assumptions	$ 491.8	$ 1.3	$ (42.6)
Impact of current year gross profit variances	227.2	-	-
Unlock of mortality, lapse, expense and mutual fund
sharing assumptions	(40.1)	(43.6)	(19.8)
Impact of refinements of gross profit projections	302.0	67.0	-
Total unlocking effect on Amortization of DAC and VOBA	$ 980.9	$ 24.7	$ (62.4)

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of the State of Iowa Insurance Division (the “Division”) for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of
(1) ten percent (10.0%) of the Company’s statutory surplus at the prior year end or (2) the
Company’s prior year statutory net gain from operations.

During 2008, the Company paid its Parent a cash return of capital distribution in the amount of
$900.0. During 2007, the Company did not pay any dividends or return of capital distributions on its common stock to its Parent. During 2006, the Company paid $170.0 in a return of capital distribution to its Parent.

During 2008, the Company received a $1.1 billion capital contribution from its Parent. During
2007, the Company received $150.0 in capital contributions from its Parent. During 2006, the
Company did not receive any capital contributions from its Parent.

On November 12, 2008, ING issued to the Dutch State non-voting Tier 1 securities for a total consideration of Euro 10 billion. On February 24, 2009, $2.2 billion was contributed to direct and indirect insurance company subsidiaries of ING America Insurance Holdings, Inc. (“ING
AIH”), of which $835.0 was contributed to the Company. The contribution was comprised of the proceeds from the investment by the Dutch government and the redistribution of currently existing capital within ING.

The Division recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United
States. Statutory net income (loss) was $(831.4), $(40.1), and $(1.6), for the years ended
December 31, 2008, 2007, and 2006, respectively. Statutory capital and surplus was $1,872.7 and $2,552.6 as of December 31, 2008 and 2007, respectively. As specifically permitted by

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

statutory accounting practices, statutory surplus as of December 31, 2008 includes the impact of the $835.0 capital contribution received on February 24, 2009.

During 2008, the Company received a permitted practice regarding deferred income taxes, which modified the accounting prescribed by the National Association of Insurance Commissioners by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. This permitted practice increased admitted assets and statutory surplus by $120.7 for the year ended December 31, 2008. This permitted practice expires on December 15, 2009. The benefits of this permitted practice may not be considered by the Company when determining surplus available for dividends. This permitted practice had no impact on net income. The Company’s risk-based capital would not have triggered a regulatory event without the benefit of this permitted practice.

The Division also has the ability to ease certain reserving requirements at its discretion. Due to the reduction in liquidity and the availability of letters of credit confirming banks, the Department allowed the Company to accept unconfirmed letters of credit for reinsurance transactions. This allowed the Company to take the full reserve relief for reinsurance transactions with unconfirmed letters of credit. This reserve relief is available for the period from December 31, 2008 through July 1, 2009 and is not a permitted practice.

6. Additional Insurance Benefits and Minimum Guarantees

Under SOP 03-1, the Company calculates SOP 03-1 reserves for certain guaranteed benefits and for universal life products with certain patterns of cost of insurance charges and certain other fees.

The following assumptions and methodology were used to determine the guaranteed minimum death benefits (“GMDB”) SOP 03-1 reserve at December 31, 2008.

Area

Data used

Mean investment performance Volatility Mortality

Lapse rates Discount rates

Assumptions/Basis for Assumptions

Based on 100 investment performance scenarios stratified based on 10,000 random generated scenarios 8.125% 18.0% 1999 and prior issues – 75.0%, 75.0%, 75.0%, 80.0%, grading to 100% from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.

2000 and later issues – 55.0%, 55.0%, 65.0%, 65.0%, grading to 100% from age 80 to 120, of the 90-95 ultimate mortality table for standard, ratchet, rollup, and combination rollup and ratchet, respectively.

Vary by contract type and duration; range between 1.0% and 40.0% 5.5%, based on the portfolio earned rate of the general account

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The assumptions used for calculating the additional guaranteed minimum income benefits (“GMIB”) and Guaranteed Minimum Withdrawal for Life Benefit (LifePay and LifePay Plus) liabilities at December 31, 2008, are consistent with those used for the calculating the additional GMDB liability. In addition, the calculation of the GMIB liability assumes dynamic surrenders and dynamic annuitization reflecting the extent to which the benefit, at the time of payment, has a positive value.

The separate account liabilities subject to SOP 03-1 for minimum guaranteed benefits, and the additional liabilities recognized related to minimum guarantees, by type, as of December 31, 2008 and 2007, and the paid and incurred amounts by type for the years ended December 31, 2008 and 2007, were as follows:

	Guaranteed	Guaranteed	Guaranteed		Guaranteed
	Minimum	Minimum	Minimum		Withdrawal
	Death	Accumulation/	Income		For Life
	Benefit	Withdrawal Benefit	Benefit		Benefit
	(GMDB)	(GMAB/GMWB)	(GMIB)		(LP/LPP)
Separate account liability
at December 31, 2008	$ 34,090.8	$ 1,470.2	$ 12,701.6		$ 10,020.7
Separate account liability
at December 31, 2007	$ 44,477.8	$ 2,556.4	$ 20,066.1		$ 5,900.0

Additional liability balance:
Balance at January 1, 2007	$ 139.7	$ (8.9)	$ 83.3		$ 1.7
Incurred guaranteed benefits	88.9	20.1	48.9		4.2
Paid guaranteed benefits	(19.2)	-	-		-
Balance at December 31, 2007	$ 209.4	$ 11.2	$ 132.2		$ 5.9
Incurred guaranteed benefits	509.4	141.8	(132.2)	(1)	(5.9)	(1)
Paid guaranteed benefits	(153.4)	-	-		-
Balance at December 31, 2008	$ 565.4	$ 153.0	$ -		$ -

(1) Amounts represent full reinsurance of ceded reserves for GMIBs and LP/LPPs.

The net amount at risk, net of reinsurance, and the weighted average attained age of contractowners by type of minimum guaranteed benefit, were as follows as of December 31, 2008 and 2007.

	Guaranteed	Guaranteed	Guaranteed	Guaranteed
	Minimum	Minimum	Minimum	Withdrawal
	Death	Accumulation/	Income	For Life
	Benefit	Withdrawal Benefit	Benefit	Benefit
2008	(GMDB)	(GMAB/GMWB)	(GMIB)	(LP/LPP)
Net amount at risk, net of reinsurance	$ 15,035.8	$ 310.0	$ -	$ -
Weighted average attained age	64	66	-	-

2007
Net amount at risk, net of reinsurance	$ 1,796.0	$ 109.0	$ 391.9	$ 5.6
Weighted average attained age	63	63	59	63

C-48

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2008 and 2007 was $34.1 billion and $44.5 billion, respectively.

7.	Sales Inducements
During the year ended December 31, 2008, the Company capitalized and amortized $106.9 and $229.7, respectively, of sales inducements. During the year ended December 31, 2007, the Company capitalized and amortized $135.4 and $120.2, respectively, of sales inducements. The unamortized balance of capitalized sales inducements, net of unrealized capital gains (losses) on available-for-sale securities, was $624.3 and $645.4 as of December 31, 2008 and 2007, respectively.
8.	Income Taxes
The Company files a consolidated federal income tax return with ING AIH, an affiliate, and certain other subsidiaries of ING AIH. The Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the group, whereby ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

Income tax expense (benefit) consisted of the following for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Current tax (benefit) expense:
Federal	$ (754.9)	$ 26.6	$ (67.6)
Total	(754.9)	26.6	(67.6)
Deferred tax expense:
Operations and capital loss carryforwards	14.6	-	151.0
Other federal deferred tax expense (benefit)	495.1	(28.2)	(19.0)
Total deferred tax expense (benefit)	509.7	(28.2)	132.0
Total income tax expense (benefit)	$ (245.2)	$ (1.6)	$ 64.4

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes and cumulative effect of change in accounting principle for the following reasons for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
(Loss) income before income taxes and cumulative
effect of change in accounting principle	$ (1,626.4)	$ 127.4	$ 276.6
Tax rate	35.0%	35.0%	35.0%
Income tax (benefit) expense at federal statutory rate	$ (569.2)	$ 44.6	$ 96.8
Tax effect of:
Meals and entertainment	0.7	0.7	0.6
Dividend received deduction	(48.9)	(49.5)	(42.9)
Valuation allowance	379.1	-	-
Other	(6.9)	2.6	9.9
Income tax expense (benefit)	$ (245.2)	$ (1.6)	$ 64.4

Temporary Differences

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2008 and 2007, are presented below.

	2008	2007
Deferred tax assets:
Operations and capital loss carryforwards	$ -	$ 14.6
Future policy benefits	288.7	731.1
Goodwill	3.7	5.1
Investments	353.8	103.8
Employee compensation and benefits	36.7	45.4
Unrealized losses on investments	813.4	59.6
Other	54.1	68.0
Total gross assets before valuation allowance	1,550.4	1,027.6
Less: valuation allowance	(408.9)	(46.9)
Assets, net of valuation allowance	1,141.5	980.7

Deferred tax liabilities:
Deferred policy acquisition cost	(1,137.9)	(1,120.3)
Value of purchased insurance in force	(39.2)	(42.7)
Other	(0.2)	(2.2)
Total gross liabilities	(1,177.3)	(1,165.2)
Net deferred income liability	$ (35.8)	$ (184.5)

Net unrealized capital gains (losses) are presented as a component of Other Comprehensive
Income (Loss) in Shareholder’s Equity, net of deferred taxes.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2008 and 2007, the Company had a tax valuation allowance of $374.0 and $0, respectively, related to realized capital losses, which is included in Net Income (Loss). The valuation allowance includes $81.4 related to impairments of securities designated in the ING-Dutch State Transaction, which was established pending uncertainties regarding the closing of the transaction. Additionally, at December 31, 2008 and 2007, the Company had a tax valuation allowance of $29.8 and $46.9, respectively, related to unrealized capital losses, which is included in Accumulated Other Comprehensive Income (Loss). The Company also established a $5.1 tax valuation allowance against foreign tax credits, the benefit of which is uncertain.

Tax Sharing Agreement

The Company had a receivable from ING AIH of $321.1 and a payable to ING AIH of $40.7 at December 31, 2008 and 2007, respectively, for federal income taxes under the intercompany tax sharing agreement.

See Related Party Transactions footnote for more information.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the years ended December 31, 2008 and 2007 are as follows:

	2008	2007
Balance at January 1	$ 66.4	$ 61.5
Additions for tax positions related to the current year	7.8	6.9
Additions for tax positions related to prior years	0.7	-
Reductions for tax positions related to prior years	(9.6)	(2.0)
Reductions for settlements with taxing authorities	(0.4)	-
Balance at December 31	$ 64.9	$ 66.4

The Company had $47.3 of unrecognized tax benefits as of December 31, 2008 that would affect the Company’s effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and Consolidated Statement of Operations, respectively. The Company had accrued interest of $4.4 as of December 31, 2008 and $4.7 as of December 31, 2007. The decrease in accrued interest during the year ended December 31, 2008 primarily relates to the settlement of the 2003 IRS audit.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Tax Regulatory Matters

In the first quarter of 2008, the IRS finalized the audit of tax year 2003. The 2003 settlement did not have a material impact on the Company’s financial position. The Company is currently under audit by the IRS for tax years 2002 and 2004 through 2008, and is expected that the examination of these years will be finalized within the next twelve months. Upon finalization of the IRS examination it is reasonably possible that the unrecognized tax benefits will decrease by up to $22.9. The timing of the payment of the remaining allowance of $42.0 cannot be reliably estimated.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the dividend received deduction (“DRD”) on separate account assets held in connection with variable annuity and life insurance contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing, substance, and effective date of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives.

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. Prior to 2006, deferred income of $14.4 was accumulated in the Policyholder’s Surplus Account and would only become taxable under certain conditions, which management believed to be remote. In 2004, Congress passed the American Jobs Creation Act of 2004, allowing certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. During 2006, the Company made a return of capital distribution of $170.0, which eliminated the $14.4 balance in the Policyholders’ Surplus Account and, therefore, any potential tax on the accumulated balance.

9. Benefit Plans Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees. However, effective January 1, 2009, the Retirement Plan was amended to provide that anyone hired or rehired by the Company on or after January 1, 2009, would not be eligible to participate in the Plan. The Retirement Plan was amended and restated effective July 1, 2008 related to the admission of employees from the acquisition of CitiStreet LLC (“CitiStreet”) by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $10.8, $13.0, and $17.1, for the years ended 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

ING North America sponsors the ING Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan (“ESOP”) component. The Savings Plan was amended and restated effective July 1, 2008 related to the admission of employees from the acquisition of CitiStreet by Lion, and ING North America filed a request for a determination letter on the qualified status of the Plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule, although certain specified participants are subject to a 5-year graded vesting schedule. All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $5.6, $4.9, and $4.6, for the years ended December 31, 2008, 2007, and 2006, respectively, and are included in Operating expenses in the Statements of Operations.

Stock Option and Share Plans

ING sponsors the ING Group Long Term Equity Ownership Plan (“leo”), which provides employees of the Company who are selected by the ING Board of Directors to be granted options and/or performance shares. The terms applicable to an award under leo are set out in an award agreement which is signed by the participant when he or she accepts the award.

Options granted under leo are nonqualified options on ING shares in the form of American Depository Receipts (“ADRs”). Leo options have a ten (10) year term and vest three years from the grant date. Options awarded under leo may vest earlier in the event of the participant’s death, permanent disability or retirement. Retirement for purposes of leo means a participant terminates service after attaining age 55 and completing 5 years of service. Early vesting in all or a portion of a grant of options may also occur in the event the participant is terminated due to redundancy or business divestiture. Unvested options are generally subject to forfeiture when a participant voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants generally have up to seven years in which to exercise their vested options. A shorter exercise period applies in the event of termination due to redundancy, business divestiture, voluntary termination or termination for cause. An option gives the

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

recipient the right to purchase an ING share in the form of ADRs at a price equal to the fair market value of one ING share on the date of grant. On exercise, participant’s have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the options being exercised, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The share price is in Euros and converted to U.S. dollars, as determined by ING.

Awards of performance shares may also be made under leo. Performance shares are a contingent grant of ING stock and on vesting, the participant has the right to receive a cash amount equal to the closing price per ING share on the Euronext Amsterdam Stock Market on the vesting date times the number of vested Plan shares. Performance shares generally vest three years from the date of grant, with the amount payable based on ING’s share price on the vesting date. Payments made to participants on vesting are based on the performance targets established in connection with leo and payments can range from 0% to 200% of target. Performance is based on ING’s total shareholder return relative to a peer group as determined at the end of the vesting period. To vest, a participant must be actively employed on the vesting date, although vesting will continue to occur in the event of the participant’s death, disability or retirement. If a participant is terminated due to redundancy or business divestiture, vesting will occur but in only a portion of the award. Unvested shares are generally subject to forfeiture when an employee voluntarily terminates employment or is terminated for cause (as defined in leo). Upon vesting, participants have three options (i) retain the shares and remit a check for applicable taxes due on exercise, (ii) request the administrator to remit a cash payment for the value of the shares, less applicable taxes, or (iii) retain some of the shares and have the administrator liquidate sufficient shares to satisfy the participant’s tax obligation. The amount is converted from Euros to U.S. dollars based on the daily average exchange rate between the Euro and the U.S. dollar, as determined by ING.

The Company recognized compensation expense for the leo options and performance shares of $5.3, $4.7, and $7.4, for the years ended December 31, 2008, 2007, and 2006, respectively.

For leo, the Company recognized tax benefits of $0.7 in 2008, $2.5 in 2007, and minimal tax benefits in 2006.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with ING North America, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The post-retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2008, 2007, and 2006, were $1.3, $0.6, and $1.3, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

10.	Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

	§	Underwriting and distribution agreement with Directed Services LLC (“DSL”) (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company’s variable products and appoint representatives of the broker-dealers as agents. For the years ended
December 31, 2008, 2007, and 2006, commissions were incurred in the amounts of $603.8,
$553.8, and $418.0, respectively.
	§	Asset management agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administration, and accounting services for ING
USA’s general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2008, 2007, and
2006, expenses were incurred in the amounts of $85.9, $78.0, and $69.5, respectively.
	§	Service agreement with DSL, in which the Company provides managerial and supervisory services to DSL and earns a fee that is calculated as a percentage of average assets in the
Company’s variable separate accounts deposited in ING Investors Trust. On August 9,
2007, the Company and DSL entered into an amendment to the service agreement effective
July 31, 2007, which modifies the method for calculating the compensation owed to the
Company for its provision of managerial and supervisory services to DSL. As a result of this amendment, DSL pays the Company the total net revenue associated with the
Company’s deposits in ING Investors Trust. For the years ended December 31, 2008, 2007, and 2006, revenue for these services was $139.2, $109.0, and $62.0, respectively.
	§	Services agreements with ING North America, dated September 1, 2000 and January 1,
2001, respectively, for administrative, management, financial, information technology, and finance and treasury services. For the years ended December 31, 2008, 2007, and 2006, expenses were incurred in the amounts of $93.0, $96.6, and $95.4, respectively.
	§	Services agreement between the Company and its U.S. insurance company affiliates dated
January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting, and other services. For the years ended December 31, 2008, 2007, and 2006, expenses related to the agreements were incurred in the amount of $21.6, $19.0, and $6.1, respectively.
	§	Administrative Services Agreement between the Company, ReliaStar Life Insurance
Company of New York (“RLNY”), an affiliate, and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2008, 2007, and
2006, revenue related to the agreement was $6.5, $6.3, and $5.8, respectively.
	§	ING Advisors Network, a group of broker-dealers affiliated with the Company, distributes the Company’s annuity products. For the years ended December 31, 2008, 2007, and 2006,
ING Advisors Network sold new contracts of $1,411.3, $1,429.3, and $1,255.4, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§	Services agreement between the Company, Security Life of Denver Insurance Company (“Security Life”), an affiliate, and IIM whereby IIM provides administrative, management, professional, advisory, consulting and other services to the Company and Security Life with respect to its Financial Products unit. For the years ended December 31, 2008 and 2007, the Company incurred expenses of $8.9 and $1.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

Reinsurance Agreements

Automatic Reinsurance Agreement

Effective June 30, 2008, ING USA entered into an automatic reinsurance agreement with its affiliate, Security Life of Denver International Limited (“SLDI”). Under the terms of the agreement, ING USA ceded to SLDI 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders (the “Covered Benefits”) attached to certain variable annuity contracts issued by ING USA on or after January 1, 2000 (the “Contracts”). ING USA paid SLDI initial consideration of $665.8. Thereafter, ING USA will pay (i) new business consideration equal to 1.62% of premiums received from contractholders on the Contracts and (ii) a base premium equal to the actual fees paid by contractholders for the Covered Benefits. Under the terms of the agreement, SLDI is required to provide ING USA security for ING USA’s full statutory reserve credit for reinsurance by providing a letter of credit to ING USA or establishing a trust for its benefit, or a combination of a letter of credit and assets in trust. SLDI has provided ING USA with letters of credit in the aggregate amount of $960.0, with $319.0 issued under a letter of credit facility with its affiliate, ING Bank N.V., while the remainder resides with three separate third party letter of credit facilities as of December 31, 2008. SLDI has also established a trust with The Bank of New York as trustee and ING USA as beneficiary in which SLDI assets totaling $655.2 have been deposited as of December 31, 2008. Since December 31, 2008, an additional $1,074.0 has been contributed to the trust.

At the inception of this reinsurance contract, the impact of the initial ceded premium of $665.8 was partially offset by ceded reserves of $273.6 and by an increase in DAC of $85.5. The net of these was established as a deferred loss of $306.7 and was reflected in Other Assets. The deferred loss is being amortized over the period of benefit.

At December 31, 2008, the value of reserves ceded by the Company under this agreement was $732.3, and the balance of the deferred loss, including both the initial deferred loss plus additional deferrals of 1.62% of premiums on new business, was $353.8.

Effective June 30, 2008, ING USA also entered into a services agreement with SLDI pursuant to which ING USA will provide certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the Covered Benefits reinsured by SLDI under the automatic reinsurance agreement. For the year ended December 31, 2008, revenue related to the agreement was $4.9.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Coinsurance Agreements

Effective May 1, 2005, ING USA entered into a coinsurance agreement with its affiliate, Security Life. Under the terms of the agreement, Security Life assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by ING USA between January 1, 2001 and December 31, 2003. In addition, ING USA assigned to Security Life all future premiums received by ING USA attributable to the ceded contracts.

Under the terms of the agreement, ING USA ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to Security Life, resulting in a realized capital gain of $47.9 to the Company.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. The receivable will be adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $19.9, and $21.2 and $23.5 for the years ended December 31, 2008, 2007 and 2006, respectively, which is included in Other expenses in the Statements of Operations.

In addition, the Company entered into a 100% coinsurance agreement with Security Life dated January 1, 2000, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2008 and 2007, the value of reserves ceded by the Company under this agreement was $17.2 and $16.6, respectively.

The Company is a party to a Facultative Coinsurance Agreement with its affiliate, Security Life, effective August 20, 1999. Under the terms of this agreement, the Company facultatively cedes to Security Life, from time to time, certain GICs on a 100% coinsurance basis. The value of GIC reserves ceded by the Company under this agreement was $2.5 billion and $2.3 billion at December 31, 2008 and 2007, respectively.

Reinsurance Assumed

Yearly Renewable Term Agreements

Effective December 1 and December 31, 2008, respectively, ING USA entered into two yearly renewable term reinsurance agreements with its affiliate, ReliaStar Life Insurance Company (“ReliaStar”), for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% of ReliaStar’s mortality risk associated with the net amount at risk under specific life insurance policies, including:

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

§	Individual life policies issued by ReliaStar and previously assumed by ReliaStar from ReliaStar Life Insurance Company of New York (“RLNY”), with policy dates prior to January 1, 2000, including certain term life, universal life, variable universal life, and whole life, insurance policies.
§	In force individual life policies issued by ReliaStar, where premiums are paid on the insured’s behalf through payroll deduction and which were marketed by employee benefit brokers.

ING USA received initial consideration of $3.9 from ReliaStar. Thereafter, the Company will receive monthly premiums, net of benefit payments, based on premium rates set forth in the respective agreements. As such, there is no unearned reinsurance premium.

As of December 31, 2008, the value of the reserves assumed by the Company under these agreements was $5.0.

Coinsurance Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a coinsurance funds withheld agreement with ReliaStar for an indefinite duration. Under the terms of the agreement, ING USA assumed 100% quota share of ReliaStar’s net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by ING USA. Thereafter, premiums are equal to the total earned gross premiums collected by ReliaStar from policyholders. ReliaStar will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, ING USA will receive or pay a net settlement. In addition, ING USA is required to provide ReliaStar full reserve credit for reinsurance by providing a letter of credit, the cost of which will be partially reimbursed by ReliaStar.

As of December 31, 2008, the value of the reserves assumed by the Company under this agreement was $219.9.

Funds Withheld Agreement

Effective December 31, 2008, ING USA entered into a funds withheld agreement with ReliaStar for an indefinite duration. Under the terms of the agreements, ING USA assumed 100% quota share of ReliaStar’s net retained liability under assumed group life reinsurance in-force.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The initial premium of $60.0 was equal to the net Statutory reserve assumed by ING USA. Thereafter, premiums are equal to the total earned reinsurance premiums collected by ReliaStar, less a ceding commission. ReliaStar will retain all reinsurance premiums payable to ING USA as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, ING USA will receive or pay a net settlement. In addition, ING USA is required to provide ReliaStar reserve credit in the excess of the funds withheld for reinsurance by providing a cash deposit or letter of credit.

As of December 31, 2008, the value of the reserves assumed by the Company under this agreement was $60.0.

Financing Agreements

The Company maintains a reciprocal loan agreement with ING AIH, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004 and expires on January 14, 2014, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. Interest on any ING USA borrowing is charged at the rate of ING AIH’s cost of funds for the interest period, plus 0.15%. Interest on any ING AIH borrowing is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred interest expense of $1.3, $3.5, and $1.5, for the years ended December 31, 2008, 2007, and 2006, respectively. The Company earned interest income of $2.8, $6.7, and $4.9, for the years ended December 31, 2008, 2007, and 2006, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, on the Statements of Operations. At December 31, 2008 and 2007, the Company had no amounts outstanding with ING AIH under the reciprocal loan agreement.

Notes with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, Security Life, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contractowners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of ING USA. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8, for each of the years ended December 31, 2008, 2007, and 2006, respectively.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”), scheduled to mature on December 29, 2034, to its affiliates, ING Life Insurance and Annuity Company, ReliaStar, and SLDI, in an offering that was exempt from the registration requirements of the Securities Act of 1933. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest expense was $25.4 for each of the years ended December 31, 2008, 2007, and 2006, respectively.

Funding Agreement

On August 10, 2007, the Company issued an extendable funding agreement to its parent, Lion, upon receipt of a single deposit in the amount of $500.0. To fund the purchase of the funding agreement, Lion issued a promissory note to its indirect parent company, ING Verzekeringen N.V. ("ING V"), which has been guaranteed by Lion’s immediate parent, ING AIH.

Under the terms of the funding agreement, the Company will pay Lion interest quarterly at the credited interest rate until maturity, and on the maturity date, the Company will pay Lion the single deposit and any accrued and unpaid interest. The credited interest rate shall be the three-month LIBOR, plus 0.05%, and shall be reset quarterly. The maturity date of the funding agreement shall be August 10, 2009, or such later date to which the maturity date may be extended; provided, however, that the maturity date may not be extended beyond August 10, 2012.

Proprietary Alpha Fund

The ING Proprietary Alpha Fund, LLC (“PAF”) is a multi-strategy investment fund established in 2007 as a U.S. domiciled limited liability company managed by ING Alternative Asset Management LLC (“IAAM”), an affiliate. The investment strategies within PAF include both long and short exposures to various investments and utilize various fixed income, equity, and derivative financial instruments. In September 2007, ING USA invested $125.0 into PAF.

As of December 31, 2008, the Company recognized approximately $40.2 in losses related to financial instruments held by the PAF in the Lehman Liquidity Fund in response to the bankruptcy proceedings of Lehman Brothers, Inc. (“Lehman”).

ING Multi-Strategy Opportunity Fund

On September 30, 2008, the Company’s affiliate, Security Life of Denver Insurance Company, transferred 51.9% of its interest in the ING Multi-Strategy Opportunity Fund (the “Fund”) to the Company for a purchase price of $68.9. As of December 31, 2008, the Company has an investment in the various series of the ING Multi-Strategy Opportunity Fund Series LLC that total $66.8. This amount is included in Limited partnerships/corporations on the Balance Sheets.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Tax Sharing Agreements

Effective January 1, 2005, the Company is a party to a federal tax allocation agreement with ING AIH and its subsidiaries that are part of the ING AIH consolidated group. Under the federal tax allocation agreement, ING AIH charges its subsidiaries for federal taxes each subsidiary would have incurred were it not a member of the consolidated group and credits each subsidiary for losses at the statutory federal tax rate.

The Company has entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Derivatives

As of December 31, 2008 and 2007, the Company had call options with a notional amount of $162.3 and $167.8, respectively, and market value of $8.6 and $42.6, respectively, with ING Bank, an affiliate. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties.

11. Financing Agreements

The Company maintains a $50.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of the Company borrowing accrues at an annual rate equal to a rate quoted by BONY to the Company for the borrowing. Under this agreement, the Company did not incur any interest expense for the year ended December 31, 2008. The Company incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, the Company had no amounts outstanding under the revolving note facility.

The Company also maintains a $100.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company borrowing accrues at an annual rate equal to the rate quoted by PNC to the Company for the borrowing. Under this agreement, the Company did not incur any interest expense for the year ended December 31, 2008. The Company incurred minimal interest expense for the years ended December 31, 2007 and 2006. At December 31, 2008 and 2007, the Company had no amounts outstanding under the line-of-credit agreement. As of October 31, 2008, the Company had not formally renewed this line-of-credit, which subsequently expired on this date.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The Company maintains a $100.0 uncommitted line-of-credit agreement with Svenska Handelsbanken AB (Publ.) (“Svenska”), effective June 2, 2006. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $100.0. Interest on any of the Company’s borrowing accrues at an annual rate equal to the rate quoted by Svenska to the Company for the borrowing. Under this agreement, the Company incurred minimal interest expense for the years ended December 31, 2008 and 2007. At December 31, 2008 and 2007, the Company had no amounts outstanding under the line-of-credit agreement. Effective November 19, 2008, the Company discontinued this line-of-credit.

Also see Financing Agreements in the Related Party Transactions footnote.

12. Reinsurance

At December 31, 2008, the Company had reinsurance treaties with 16 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, Security Life and SLDI, related to GICs, fixed annuities, and universal life insurance policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $633.1 and $689.1 at December 31, 2008 and 2007, respectively. Net receivables were comprised of the following at December 31, 2008 and 2007.

	2008	2007
Claims recoverable from reinsurers	$ 24.6	$ 12.0
Receivable for reinsurance premiums	0.5	1.4
Reinsured amounts due to reinsurers	(33.8)	(36.2)
Reinsurance reserves ceded	3,384.8	2,452.1
Deposits	1,947.0	2,153.2
Other	26.2	33.6
Total	$ 5,349.3	$ 4,616.1

Premiums and Interest credited and other benefits to contractowners were reduced by the following amounts for reinsurance ceded for the years ended December 31, 2008, 2007, and 2006.

	2008	2007	2006
Deposits ceded under reinsurance	$ 1,632.0	$ 1,309.1	$ 1,144.3
Premiums ceded under reinsurance	2.1	2.4	2.5
Reinsurance recoveries	1,212.6	1,723.2	657.6

Also see Reinsurance Agreements in the Related Party Transactions footnote.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

13. Commitments and Contingent Liabilities Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2008, 2007, and 2006, rent expense for leases was $8.7, $7.9, and $8.3, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2009 through 2013 are estimated to be $7.7, $6.3, $5.3, $5.3, and $5.3, respectively, and $18.9, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

At December 31, 2008, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $421.4, $207.2 of which was with related parties. At December 31, 2007, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $616.3, $156.5 of which was with related parties. During 2008 and 2007, $176.2 and $33.1, respectively, was funded to related parties under these commitments.

Financial Guarantees

The Company owns a 3-year credit-linked note arrangement, whereby the Company will reimburse the guaranteed party upon payment default of the referenced obligation. Upon such default, the Company will reimburse the guaranteed party for the loss under the reference obligation, and the Company receives that reference obligation in settlement. The Company can seek recovery of any losses under the agreements by sale or collection of the received reference obligation. As of December 31, 2008, the maximum potential future exposure to the Company under the guarantee was $32.5.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Cash Collateral

Under the terms of the Company’s Over-The-Counter Derivative ISDA Agreements (“ISDA Agreements”), the Company may receive from, or deliver to, counterparties, collateral to assure that all terms of the ISDA Agreements will be met with regard to the CSA. The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. As of December 31, 2008 and 2007, the Company held $17.6 and $11.5, respectively, of cash collateral, which was included in Payables under securities loan agreement, including collateral held, on the Balance Sheets.

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages, and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters

Federal and state regulators, and self-regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); and disclosure. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company. These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged. In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of ING, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

Action has been or may be taken by regulators with respect to the Company or certain affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject the Company or certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

14. Subsequent Events

Subsequent to December 31 2008, the ING Supervisory Board of Directors approved a liquidity facility for up to $2.0 billion to support the liquidity requirements in ING’s life insurance operations, including the Company. The exact usage of the facility, if any, has not yet been determined, as it will be utilized as an alternative source of liquidity.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

15. Restructuring Charges 2008 Expense Reductions

During the fourth quarter, the Company implemented an expense reduction program for the purpose of streamlining its overall operations. The restructuring charges related to this expense reduction initiative include severance and other employee benefits and lease abandonment costs, which are included in Operating Expenses on the Statements of Operations.

The following table illustrates the restructuring reserves and charges for the period ended December 31, 2008.

Restructuring reserve at inception	$ -
Restructuring charges:
Employee severance and termination benefits	3.3	(1)
Future rent on non-cancelable leases	0.4	(2)
Total restructuring charges	3.7
Other charges	-
Intercompany charges and payments	(0.5)	(3)
Payments applied against reserve	(0.7)	(4)
Restructuring reserve at December 31, 2008	$ 2.5

(1)	Amounts represent charges to the Company for all severed employees that support the Company, including those within affiliates.
(2)	Amounts represent intercompany expense allocations from ING AIH. The expenses were allocated to the Company based upon the department that used the space, and the cash settlement occurred in January 2009.
(3)	Amounts represent payments to ING affiliates for severance incurred by another ING entity for employees that supported the Company. Payments were made through ING's intercompany cash settlement process.
(4)	Amounts represent payments to employees of the Company, as well as reversals of severance reserves.

The Company estimates the completion of these integration and restructuring activities by November 15, 2009.

2009 Expense and Staff Reductions

On January 12, 2009, ING announced expense and staff reductions across all U.S. operations, which resulted in the elimination of 114 current and open positions in the Company. Due to the staff reductions, curtailment of pension benefits shall occur during the first quarter of 2009, which will result in the recognition of a loss related to unrecognized prior service costs. The effect of the curtailment on the Company’s earnings is anticipated to be less than $0.1. The Company anticipates that the restructuring activities in regards to its operations will be complete by November 15, 2009, with total estimated costs to the Company equal to $6.7.

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

16. Accumulated Other Comprehensive Income (Loss)

Shareholder’s equity included the following components of Accumulated other comprehensive income (loss) as of December 31, 2008, 2007, and 2006.

	2008	2007	2006
Net unrealized capital (losses) gains:
Fixed maturities, available-for-sale	$ (3,234.0)	$ (122.3)	$ (28.9)
Equity securities, available-for-sale	(3.7)	(5.5)	1.5
DAC/VOBA adjustment on
available-for-sale securities	1,139.7	(36.9)	21.1
Sales inducements adjustment on
available-for-sale securities	102.2	0.5	1.0
Other investments	(6.2)	(6.4)	(6.6)
Unrealized capital (losses) gains , before tax	(2,002.0)	(170.6)	(11.9)
Deferred income tax asset (liability)	700.7	59.7	3.8
Deferred tax asset valuation allowance	(29.8)	(46.9)	-
Net unrealized capital (losses) gains	(1,331.1)	(157.8)	(8.1)
Pension liability, net of tax	(2.6)	(2.9)	(5.1)
Other	-	-	1.1
Accumulated other comprehensive (loss) income	$ (1,333.7)	$ (160.7)	$ (12.1)

Changes in Accumulated other comprehensive income (loss), net of DAC, VOBA, and tax (excluding the tax valuation allowance), related to changes in unrealized capital gains (losses) on securities, including securities pledged, were as follows for the years ended December 31, 2008, 2007 and 2006

	2008	2007	2006
Fixed maturities, available-for-sale	$ (3,111.7)	$ (93.4)	$ (22.0)
Equity securities, available-for-sale	1.8	(7.0)	0.4
DAC/VOBA adjustment on
available-for-sale securities	1,176.6	(58.0)	13.6
Sales inducements adjustment on
available-for-sale securities	101.7	(0.5)	(1.5)
Other investments	0.2	0.2	(1.2)
Unrealized capital (losses) gains, before tax	(1,831.4)	(158.7)	(10.7)
Deferred income tax asset (liability)	641.0	55.9	3.4
Net change in unrealized capital (losses) gains	$ (1,190.4)	$ (102.8)	$ (7.3)

ING USA Annuity and Life Insurance Company

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.) Notes to Financial Statements

(Dollar amounts in millions, unless otherwise stated)

	2008	2007	2006
Net unrealized capital holding (losses) gains
arising during the year(1)	$ (1,877.2)	$ (210.5)	$ (49.5)
Less: reclassification adjustment for (losses) gains
and other items included in Net (loss) income(2)	(686.8)	(107.7)	(42.2)
Net change in unrealized capital (losses)
gains on securities	$ (1,190.4)	$ (102.8)	$ (7.3)

(1)	Pretax unrealized capital holding gains (losses) arising during the year were $(2,888.0), $(324.9), and $(72.6), for the years ended December 31, 2008, 2007, and 2006, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in Net (loss) income were $(1,056.6), $(166.2), and $(61.9), for the years ended December 31, 2008, 2007, and 2006, respectively.

QUARTERLY DATA (UNAUDITED)

(Dollar amounts in millions, unless otherwise stated)

2008	First	Second	Third	Fourth

Total revenue	$ 429.9	$ 640.2	$ 229.8	$ (171.9)
Income (loss) before income taxes	(113.3)	137.6	(465.5)	(1,185.2)
Income tax expense (benefit)	(51.4)	34.7	(35.7)	(192.8)
Net income (loss)	$ (61.9)	$ 102.9	$ (429.8)	$ (992.4)

2007	First	Second	Third	Fourth

Total revenue	$ 512.4	$ 632.7	$ 534.7	$ 494.0
Income (loss) before income taxes	96.6	138.1	37.1	(144.4)
Income tax expense (benefit)	26.9	41.0	(11.1)	(58.4)
Net income (loss)	$ 69.7	$ 97.1	$ 48.2	$ (86.0)

FINANCIAL STATEMENTS
ING USA Annuity and Life Insurance Company
Separate Account B
Year ended December 31, 2008
with Report of Independent Registered Public Accounting Firm

                                                         S-1

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ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year ended December 31, 2008

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Assets and Liabilities	4
Statements of Operations	40
Statements of Changes in Net Assets	82
Notes to Financial Statements	134

                                               This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING USA Annuity and Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING
USA Annuity and Life Insurance Company Separate Account B (the “Account”) as of December 31,
2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:	ING Investors Trust (continued):
AIM V.I. Leisure Fund - Series I Shares	ING Focus 5 Portfolio - Service Class
BlackRock Variable Series Funds, Inc.:	ING Franklin Income Portfolio - Service Class
BlackRock Global Allocation V.I. Fund - Class III	ING Franklin Income Portfolio - Service 2 Class
Columbia Funds Variable Insurance Trust:	ING Franklin Mutual Shares Portfolio - Service Class
Columbia Asset Allocation Fund, Variable Series - Class A	ING Franklin Templeton Founding Strategy Portfolio - Service
Columbia Federal Securities Fund, Variable Series - Class A	Class
Columbia Large Cap Growth Fund, Variable Series - Class A	ING Global Real Estate Portfolio - Service Class
Columbia Small Cap Value Fund, Variable Series - Class B	ING Global Real Estate Portfolio - Service 2 Class
Columbia Small Company Growth Fund, Variable Series -	ING Global Resources Portfolio - Service Class
Class A	ING Global Resources Portfolio - Service 2 Class
Fidelity® Variable Insurance Products:	ING Global Technology Portfolio - Service Class
Fidelity® VIP Equity-Income Portfolio - Service Class 2	ING Global Technology Portfolio - Service 2 Class
Fidelity® Variable Insurance Products II:	ING International Growth Opportunities Portfolio - Service Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2	ING International Growth Opportunities Portfolio - Service 2
Franklin Templeton Variable Insurance Products Trust:	Class
Franklin Small Cap Value Securities Fund - Class 2	ING Janus Contrarian Portfolio - Service Class
ING GET Fund:	ING Janus Contrarian Portfolio - Service 2 Class
ING GET Fund - Series U	ING JPMorgan Emerging Markets Equity Portfolio - Adviser
ING GET Fund - Series V	Class
ING Investors Trust:	ING JPMorgan Emerging Markets Equity Portfolio - Service
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	Class
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2	ING JPMorgan Small Cap Core Equity Portfolio - Service Class
Class	ING JPMorgan Small Cap Core Equity Portfolio - Service 2
ING American Funds Asset Allocation Portfolio	Class
ING American Funds Bond Portfolio	ING JPMorgan Value Opportunities Portfolio - Service Class
ING American Funds Growth Portfolio	ING JPMorgan Value Opportunities Portfolio - Service 2 Class
ING American Funds Growth-Income Portfolio	ING Julius Baer Foreign Portfolio - Service Class
ING American Funds International Portfolio	ING Julius Baer Foreign Portfolio - Service 2 Class
ING American Funds World Allocation Portfolio - Service Class	ING Legg Mason Value Portfolio - Service Class
ING BlackRock Large Cap Growth Portfolio - Institutional Class	ING Legg Mason Value Portfolio - Service 2 Class
ING BlackRock Large Cap Growth Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service Class
ING BlackRock Large Cap Value Portfolio - Service Class	ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
ING BlackRock Large Cap Value Portfolio - Service 2 Class	ING LifeStyle Conservative Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service Class	ING LifeStyle Growth Portfolio - Service Class
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	ING LifeStyle Growth Portfolio - Service 2 Class
ING EquitiesPlus Portfolio - Service Class	ING LifeStyle Moderate Growth Portfolio - Service Class
ING EquitiesPlus Portfolio - Service 2 Class	ING LifeStyle Moderate Growth Portfolio - Service 2 Class
ING Evergreen Health Sciences Portfolio - Service Class	ING LifeStyle Moderate Portfolio - Service Class
ING Evergreen Omega Portfolio - Service Class	ING LifeStyle Moderate Portfolio - Service 2 Class
ING Evergreen Omega Portfolio - Service 2 Class	ING Limited Maturity Bond Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING Liquid Assets Portfolio - Service Class
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	ING Liquid Assets Portfolio - Service 2 Class

ING Investors Trust (continued):	ING Partners, Inc. (continued):
ING Lord Abbett Affiliated Portfolio - Service Class	ING Davis New York Venture Portfolio - Service Class
ING Lord Abbett Affiliated Portfolio - Service 2 Class	ING JPMorgan International Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
ING Marsico Growth Portfolio - Service 2 Class	ING Legg Mason Partners Aggressive Growth Portfolio - Service
ING Marsico International Opportunities Portfolio - Service	Class
Class	ING Neuberger Berman Partners Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class	ING Neuberger Berman Regency Portfolio - Service Class
ING MFS Total Return Portfolio - Service 2 Class	ING OpCap Balanced Value Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class
ING Mid Cap Growth Portfolio - Service Class	ING Oppenheimer Global Portfolio - Service Class
ING Mid Cap Growth Portfolio - Service Class 2	ING Oppenheimer Strategic Income Portfolio - Service Class
ING Multi-Manager International Small Cap Portfolio - Class S	ING PIMCO Total Return Portfolio - Service Class
ING Oppenheimer Active Asset Allocation Portfolio - Service	ING Solution 2015 Portfolio - Service Class
Class	ING Solution 2025 Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class	ING Solution 2035 Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service 2 Class	ING Solution 2045 Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service Class	ING Solution Income Portfolio - Service Class
ING PIMCO Core Bond Portfolio - Service 2 Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio -
ING PIMCO High Yield Portfolio - Service Class	Service Class
ING Pioneer Fund Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Service Class
ING Pioneer Mid Cap Value Portfolio - Service Class	ING Templeton Foreign Equity Portfolio - Service Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	ING Thornburg Value Portfolio - Initial Class
ING T. Rowe Price Capital Appreciation Portfolio - Service 2	ING Thornburg Value Portfolio - Service Class
Class	ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service Class	ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	ING Van Kampen Comstock Portfolio - Service Class
ING Templeton Global Growth Portfolio - Service Class	ING Van Kampen Equity and Income Portfolio - Initial Class
ING Templeton Global Growth Portfolio - Service 2 Class	ING Van Kampen Equity and Income Portfolio - Service Class
ING UBS U.S. Allocation Portfolio - Service Class	ING Strategic Allocation Portfolios, Inc.:
ING UBS U.S. Allocation Portfolio - Service 2 Class	ING VP Strategic Allocation Conservative Portfolio - Class S
ING Van Kampen Capital Growth Portfolio - Service Class	ING VP Strategic Allocation Growth Portfolio - Class S
ING Van Kampen Capital Growth Portfolio - Service 2 Class	ING VP Strategic Allocation Moderate Portfolio - Class S
ING Van Kampen Global Franchise Portfolio - Service Class	ING Variable Funds:
ING Van Kampen Global Franchise Portfolio - Service 2 Class	ING VP Growth and Income Portfolio - Class I
ING Van Kampen Global Tactical Asset Allocation Portfolio -	ING VP Growth and Income Portfolio - Class S
Service Class	ING Variable Insurance Trust:
ING Van Kampen Growth and Income Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 1
ING Van Kampen Growth and Income Portfolio - Service 2 Class	ING GET U.S. Core Portfolio - Series 2
ING Van Kampen Large Cap Growth Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 3
ING Van Kampen Real Estate Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 4
ING Van Kampen Real Estate Portfolio - Service 2 Class	ING GET U.S. Core Portfolio - Series 5
ING VP Index Plus International Equity Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 6
ING VP Index Plus International Equity Portfolio - Service 2	ING GET U.S. Core Portfolio - Series 7
Class	ING GET U.S. Core Portfolio - Series 8
ING Wells Fargo Disciplined Value Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 9
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	ING GET U.S. Core Portfolio - Series 10
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	ING GET U.S. Core Portfolio - Series 11
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2	ING GET U.S. Core Portfolio - Series 12
Class	ING GET U.S. Core Portfolio - Series 13
ING Mutual Funds:	ING GET U.S. Core Portfolio - Series 14
ING Diversified International Fund - Class R	ING VP Global Equity Dividend Portfolio
ING Partners, Inc.:	ING Variable Portfolios, Inc.:
ING American Century Large Company Value Portfolio - Service	ING BlackRock Global Science and Technology Portfolio -
Class	Class S
ING American Century Small-Mid Cap Value Portfolio - Service	ING Global Equity Option Portfolio - Class S
Class	ING International Index Portfolio - Class S
ING Baron Small Cap Growth Portfolio - Service Class	ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio -
ING Columbia Small Cap Value II Portfolio - Service Class	Class S
ING Opportunistic Large Cap Growth Portfolio - Class S

ING Variable Portfolios, Inc. (continued):	Legg Mason Partners Variable Income Trust:
ING Opportunistic Large Cap Value Portfolio - Class S	Legg Mason Partners Variable High Income Portfolio
ING Russell™ Global Large Cap Index 85% Portfolio - Class S	Legg Mason Partners Variable Money Market Portfolio
ING Russell™ Large Cap Index Portfolio - Class S	Oppenheimer Variable Account Funds:
ING Russell™ Mid Cap Index Portfolio - Class S	Oppenheimer Main Street Small Cap Fund®/VA - Service Class
ING Russell™ Small Cap Index Portfolio - Class S	PIMCO Variable Insurance Trust:
ING VP Index Plus LargeCap Portfolio - Class S	PIMCO Real Return Portfolio - Administrative Class
ING VP Index Plus MidCap Portfolio - Class S	Pioneer Variable Contracts Trust:
ING VP Index Plus SmallCap Portfolio - Class S	Pioneer Equity Income VCT Portfolio - Class II
ING VP Small Company Portfolio - Class S	Pioneer Small Cap Value VCT Portfolio - Class II
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	ProFunds:
- Class S	ProFund VP Bull
ING Variable Products Trust:	ProFund VP Europe 30
ING VP Financial Services Portfolio - Class S	ProFund VP Rising Rates Opportunity
ING VP International Value Portfolio - Class S	ProFund VP Small-Cap
ING VP MidCap Opportunities Portfolio - Class S	Wells Fargo Funds Trust:
ING VP Real Estate Portfolio - Class S	Wells Fargo Advantage Asset Allocation Fund
ING VP SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage C&B Large Cap Value Fund
ING VP Balanced Portfolio, Inc.:	Wells Fargo Advantage Equity Income Fund
ING VP Balanced Portfolio - Class S	Wells Fargo Advantage Large Company Growth Fund
ING VP Intermediate Bond Portfolio:	Wells Fargo Advantage Money Market Fund
ING VP Intermediate Bond Portfolio - Class S	Wells Fargo Advantage Small Cap Growth Fund
Legg Mason Partners Variable Equity Trust:	Wells Fargo Advantage Total Return Bond Fund
Legg Mason Partners Variable International All Cap Opportunity
Portfolio
Legg Mason Partners Variable Investors Portfolio

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight
Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the transfer agents.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING USA Annuity and Life Insurance
Company Separate Account B at December 31, 2008, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP
Atlanta, Georgia
March 12, 2009

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Columbia
		BlackRock	Columbia Asset	Federal	Columbia Large
	AIM V.I.	Global	Allocation	Securities Fund,	Cap Growth
	Leisure Fund -	Allocation V.I.	Fund, Variable	Variable Series -	Fund, Variable
	Series I Shares	Fund - Class III	Series - Class A	Class A	Series - Class A
Assets
Investments in mutual funds
at fair value	$ 17,867	$ 397,837	$ 262	$ 27	$ 258
Total assets	17,867	397,837	262	27	258

Liabilities
Payable to related parties	5	37	-	-	-
Total liabilities	5	37	-	-	-
Net assets	$ 17,862	$ 397,800	$ 262	$ 27	$ 258

Net assets
Accumulation units	$ 17,862	$ 397,800	$ 262	$ 27	$ 258
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 17,862	$ 397,800	$ 262	$ 27	$ 258

Total number of mutual fund shares	3,559,207	35,206,853	28,059	2,518	13,836

Cost of mutual fund shares	$ 35,031	$ 452,091	$ 389	$ 26	$ 333

The accompanying notes are an integral part of these financial statements.

4

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Cap Value	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Fund, Variable	Variable Series -	Portfolio -	Portfolio -	Securities Fund
	Series - Class B	Class A	Service Class 2	Service Class 2	- Class 2
Assets
Investments in mutual funds
at fair value	$ 141,775	$ 51	$ 167,089	$ 656,597	$ 7,246
Total assets	141,775	51	167,089	656,597	7,246

Liabilities
Payable to related parties	36	-	33	99	-
Total liabilities	36	-	33	99	-
Net assets	$ 141,739	$ 51	$ 167,056	$ 656,498	$ 7,246

Net assets
Accumulation units	$ 141,739	$ 51	$ 167,056	$ 656,498	$ 7,246
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 141,739	$ 51	$ 167,056	$ 656,498	$ 7,246

Total number of mutual fund shares	12,535,361	6,719	12,853,032	43,368,381	686,863

Cost of mutual fund shares	$ 216,013	$ 66	$ 311,897	$ 1,226,782	$ 11,668

The accompanying notes are an integral part of these financial statements.

5

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein	ING American
	Mid Cap Growth	Mid Cap Growth	Funds Asset	ING American	ING American
	Portfolio - Service	Portfolio - Service 2	Allocation	Funds Bond	Funds Growth
	Class	Class	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 191,643	$ 8,866	$ 148,381	$ 252,197	$ 1,544,528
Total assets	191,643	8,866	148,381	252,197	1,544,528

Liabilities
Payable to related parties	56	2	12	29	263
Total liabilities	56	2	12	29	263
Net assets	$ 191,587	$ 8,864	$ 148,369	$ 252,168	$ 1,544,265

Net assets
Accumulation units	$ 191,587	$ 8,864	$ 148,369	$ 252,168	$ 1,544,265
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 191,587	$ 8,864	$ 148,369	$ 252,168	$ 1,544,265

Total number of mutual fund shares	25,932,725	1,216,167	20,438,182	27,959,716	42,362,263

Cost of mutual fund shares	$ 390,719	$ 18,715	$ 171,306	$ 267,854	$ 2,299,761

The accompanying notes are an integral part of these financial statements.

6

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
			ING American	Large Cap	ING BlackRock
	ING American	ING American	Funds World	Growth	Large Cap
	Funds Growth-	Funds	Allocation	Portfolio -	Growth
	Income	International	Portfolio -	Institutional	Portfolio -
	Portfolio	Portfolio	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,075,062	$ 953,930	$ 13,128	$ 131	$ 94,366
Total assets	1,075,062	953,930	13,128	131	94,366

Liabilities
Payable to related parties	177	154	-	-	21
Total liabilities	177	154	-	-	21
Net assets	$ 1,074,885	$ 953,776	$ 13,128	$ 131	$ 94,345

Net assets
Accumulation units	$ 1,074,885	$ 953,776	$ 13,128	$ 131	$ 94,345
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,074,885	$ 953,776	$ 13,128	$ 131	$ 94,345

Total number of mutual fund shares	41,316,750	68,186,539	1,636,916	19,575	14,190,396

Cost of mutual fund shares	$ 1,552,114	$ 1,361,274	$ 12,742	$ 238	$ 149,116

The accompanying notes are an integral part of these financial statements.

7

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING BlackRock	ING BlackRock	ING Evergreen
	Large Cap	Large Cap	Health Sciences	ING Evergreen	ING Evergreen
	Value Portfolio -	Value Portfolio -	Portfolio -	Omega Portfolio	Omega Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class	- Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 27,603	$ 2,212	$ 164,780	$ 8,918	$ 802
Total assets	27,603	2,212	164,780	8,918	802

Liabilities
Payable to related parties	6	-	31	2	-
Total liabilities	6	-	31	2	-
Net assets	$ 27,597	$ 2,212	$ 164,749	$ 8,916	$ 802

Net assets
Accumulation units	$ 27,597	$ 2,212	$ 164,749	$ 8,916	$ 802
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 27,597	$ 2,212	$ 164,749	$ 8,916	$ 802

Total number of mutual fund shares	3,217,176	259,368	19,227,502	1,095,624	99,001

Cost of mutual fund shares	$ 42,852	$ 3,260	$ 214,146	$ 10,000	$ 1,071

The accompanying notes are an integral part of these financial statements.

8

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING FMRSM	ING FMRSM		ING Franklin	ING Franklin
	Diversified Mid	Diversified Mid	ING Focus 5	Income	Income
	Cap Portfolio -	Cap Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 581,232	$ 25,392	$ 130,766	$ 288,460	$ 5,853
Total assets	581,232	25,392	130,766	288,460	5,853

Liabilities
Payable to related parties	150	5	17	43	1
Total liabilities	150	5	17	43	1
Net assets	$ 581,082	$ 25,387	$ 130,749	$ 288,417	$ 5,852

Net assets
Accumulation units	$ 581,080	$ 25,387	$ 130,749	$ 288,417	$ 5,852
Contracts in payout (annuitization)	2	-	-	-	-
Total net assets	$ 581,082	$ 25,387	$ 130,749	$ 288,417	$ 5,852

Total number of mutual fund shares	67,980,331	2,980,326	22,623,896	37,855,580	770,147

Cost of mutual fund shares	$ 934,808	$ 39,662	$ 209,076	$ 410,062	$ 8,382

The accompanying notes are an integral part of these financial statements.

		9

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING Franklin
		Templeton
	ING Franklin	Founding	ING Global	ING Global	ING Global
	Mutual Shares	Strategy	Real Estate	Real Estate	Resources
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 146,335	$ 684,111	$ 118,568	$ 1,695	$ 547,111
Total assets	146,335	684,111	118,568	1,695	547,111

Liabilities
Payable to related parties	21	92	18	-	110
Total liabilities	21	92	18	-	110
Net assets	$ 146,314	$ 684,019	$ 118,550	$ 1,695	$ 547,001

Net assets
Accumulation units	$ 146,314	$ 684,019	$ 118,550	$ 1,695	$ 546,991
Contracts in payout (annuitization)	-	-	-	-	10
Total net assets	$ 146,314	$ 684,019	$ 118,550	$ 1,695	$ 547,001

Total number of mutual fund shares	25,538,378	109,809,214	16,723,226	238,374	41,988,603

Cost of mutual fund shares	$ 229,599	$ 1,000,196	$ 203,771	$ 3,057	$ 958,311

The accompanying notes are an integral part of these financial statements.

		10

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING	ING
		International	International
	ING Global	Growth	Growth	ING Janus	ING Janus
	Resources	Opportunities	Opportunities	Contrarian	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 22,535	$ 53,186	$ 4,452	$ 408,064	$ 18,748
Total assets	22,535	53,186	4,452	408,064	18,748

Liabilities
Payable to related parties	4	17	1	91	3
Total liabilities	4	17	1	91	3
Net assets	$ 22,531	$ 53,169	$ 4,451	$ 407,973	$ 18,745

Net assets
Accumulation units	$ 22,531	$ 53,169	$ 4,451	$ 407,973	$ 18,745
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 22,531	$ 53,169	$ 4,451	$ 407,973	$ 18,745

Total number of mutual fund shares	1,742,850	15,461,059	1,305,707	52,248,908	2,419,144

Cost of mutual fund shares	$ 37,073	$ 128,110	$ 10,656	$ 823,854	$ 38,613

The accompanying notes are an integral part of these financial statements.

11

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan			ING JPMorgan
	Emerging	Emerging	ING JPMorgan	ING JPMorgan	Value
	Markets Equity	Markets Equity	Small Cap Core	Small Cap Core	Opportunities
	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -
	Adviser Class	Service Class	- Service Class	- Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 20,690	$ 414,955	$ 126,347	$ 30,014	$ 18,228
Total assets	20,690	414,955	126,347	30,014	18,228

Liabilities
Payable to related parties	4	87	24	6	4
Total liabilities	4	87	24	6	4
Net assets	$ 20,686	$ 414,868	$ 126,323	$ 30,008	$ 18,224

Net assets
Accumulation units	$ 20,686	$ 414,864	$ 126,323	$ 30,008	$ 18,224
Contracts in payout (annuitization)	-	4	-	-	-
Total net assets	$ 20,686	$ 414,868	$ 126,323	$ 30,008	$ 18,224

Total number of mutual fund shares	1,735,715	34,550,801	15,041,315	3,603,076	3,048,082

Cost of mutual fund shares	$ 28,189	$ 675,995	$ 199,229	$ 44,772	$ 35,729

The accompanying notes are an integral part of these financial statements.

		12

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING JPMorgan
	Value	ING Julius Baer	ING Julius Baer	ING Legg	ING Legg
	Opportunities	Foreign	Foreign	Mason Value	Mason Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 690	$ 499,354	$ 38,962	$ 127,083	$ 9,710
Total assets	690	499,354	38,962	127,083	9,710

Liabilities
Payable to related parties	-	85	7	31	2
Total liabilities	-	85	7	31	2
Net assets	$ 690	$ 499,269	$ 38,955	$ 127,052	$ 9,708

Net assets
Accumulation units	$ 690	$ 499,269	$ 38,955	$ 127,052	$ 9,708
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 690	$ 499,269	$ 38,955	$ 127,052	$ 9,708

Total number of mutual fund shares	115,779	53,521,293	4,198,462	37,487,584	2,889,930

Cost of mutual fund shares	$ 1,338	$ 813,474	$ 57,978	$ 305,057	$ 24,124

The accompanying notes are an integral part of these financial statements.

13

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING LifeStyle	ING LifeStyle
	Aggressive	Aggressive	ING LifeStyle	ING LifeStyle	ING LifeStyle
	Growth	Growth	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 750,871	$ 2,765	$ 127,851	$ 2,923,992	$ 9,574
Total assets	750,871	2,765	127,851	2,923,992	9,574

Liabilities
Payable to related parties	219	1	17	-	1
Total liabilities	219	1	17	-	1
Net assets	$ 750,652	$ 2,764	$ 127,834	$ 2,923,992	$ 9,573

Net assets
Accumulation units	$ 750,652	$ 2,764	$ 127,834	$ 2,923,992	$ 9,573
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 750,652	$ 2,764	$ 127,834	$ 2,923,992	$ 9,573

Total number of mutual fund shares	104,578,098	386,188	16,001,356	367,797,780	1,208,876

Cost of mutual fund shares	$ 1,272,870	$ 4,891	$ 127,152	$ 4,448,082	$ 15,183

The accompanying notes are an integral part of these financial statements.

14

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING LifeStyle	ING LifeStyle
	Moderate	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Growth	Moderate	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,433,113	$ 11,155	$ 1,401,602	$ 11,315	$ 130,428
Total assets	2,433,113	11,155	1,401,602	11,315	130,428

Liabilities
Payable to related parties	383	2	196	1	33
Total liabilities	383	2	196	1	33
Net assets	$ 2,432,730	$ 11,153	$ 1,401,406	$ 11,314	$ 130,395

Net assets
Accumulation units	$ 2,432,730	$ 11,153	$ 1,401,406	$ 11,314	$ 130,373
Contracts in payout (annuitization)	-	-	-	-	22
Total net assets	$ 2,432,730	$ 11,153	$ 1,401,406	$ 11,314	$ 130,395

Total number of mutual fund shares	293,854,212	1,352,111	159,092,175	1,290,229	12,650,647

Cost of mutual fund shares	$ 3,422,092	$ 16,955	$ 1,834,135	$ 15,393	$ 142,307

The accompanying notes are an integral part of these financial statements.

		15

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Lord	ING Lord
			Abbett	Abbett	ING Marsico
	ING Liquid	ING Liquid	Affiliated	Affiliated	Growth
	Assets Portfolio	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,331,770	$ 56,293	$ 58,626	$ 1,892	$ 397,566
Total assets	2,331,770	56,293	58,626	1,892	397,566

Liabilities
Payable to related parties	303	5	15	-	130
Total liabilities	303	5	15	-	130
Net assets	$ 2,331,467	$ 56,288	$ 58,611	$ 1,892	$ 397,436

Net assets
Accumulation units	$ 2,331,467	$ 56,288	$ 58,611	$ 1,892	$ 397,436
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,331,467	$ 56,288	$ 58,611	$ 1,892	$ 397,436

Total number of mutual fund shares	2,331,770,068	56,293,045	8,923,320	289,236	35,370,596

Cost of mutual fund shares	$ 2,331,770	$ 56,293	$ 94,075	$ 3,199	$ 434,733

The accompanying notes are an integral part of these financial statements.

16

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Marsico
	ING Marsico	International			ING MFS
	Growth	Opportunities	ING MFS Total	ING MFS Total	Utilities
	Portfolio -	Portfolio -	Return Portfolio	Return Portfolio	Portfolio -
	Service 2 Class	Service Class	- Service Class	- Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 14,279	$ 160,219	$ 740,915	$ 32,710	$ 347,900
Total assets	14,279	160,219	740,915	32,710	347,900

Liabilities
Payable to related parties	2	28	176	5	75
Total liabilities	2	28	176	5	75
Net assets	$ 14,277	$ 160,191	$ 740,739	$ 32,705	$ 347,825

Net assets
Accumulation units	$ 14,277	$ 160,191	$ 740,739	$ 32,705	$ 347,825
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 14,277	$ 160,191	$ 740,739	$ 32,705	$ 347,825

Total number of mutual fund shares	1,279,490	20,916,286	62,261,736	2,767,331	36,582,516

Cost of mutual fund shares	$ 18,532	$ 302,269	$ 1,015,353	$ 48,009	$ 560,492

The accompanying notes are an integral part of these financial statements.

17

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Multi-	ING
	Manager	Oppenheimer	ING	ING
	International	Active Asset	Oppenheimer	Oppenheimer	ING PIMCO
	Small Cap	Allocation	Main Street	Main Street	Core Bond
	Portfolio -	Portfolio -	Portfolio® -	Portfolio® -	Portfolio -
	Class S	Service Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 2,636	$ 3,471	$ 195,531	$ 2,633	$ 2,112,545
Total assets	2,636	3,471	195,531	2,633	2,112,545

Liabilities
Payable to related parties	-	-	67	-	271
Total liabilities	-	-	67	-	271
Net assets	$ 2,636	$ 3,471	$ 195,464	$ 2,633	$ 2,112,274

Net assets
Accumulation units	$ 2,636	$ 3,471	$ 195,464	$ 2,633	$ 2,112,274
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 2,636	$ 3,471	$ 195,464	$ 2,633	$ 2,112,274

Total number of mutual fund shares	488,139	453,703	16,066,633	217,034	184,019,598

Cost of mutual fund shares	$ 3,488	$ 3,446	$ 220,579	$ 3,609	$ 2,088,745

The accompanying notes are an integral part of these financial statements.

18

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

					ING T. Rowe
	ING PIMCO	ING PIMCO		ING Pioneer	Price Capital
	Core Bond	High Yield	ING Pioneer	Mid Cap Value	Appreciation
	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 61,411	$ 326,779	$ 45,737	$ 494,320	$ 1,962,421
Total assets	61,411	326,779	45,737	494,320	1,962,421

Liabilities
Payable to related parties	8	615	10	121	389
Total liabilities	8	615	10	121	389
Net assets	$ 61,403	$ 326,164	$ 45,727	$ 494,199	$ 1,962,032

Net assets
Accumulation units	$ 61,403	$ 326,164	$ 45,727	$ 494,144	$ 1,961,754
Contracts in payout (annuitization)	-	-	-	55	278
Total net assets	$ 61,403	$ 326,164	$ 45,727	$ 494,199	$ 1,962,032

Total number of mutual fund shares	5,377,476	46,549,675	5,767,647	65,213,679	127,264,661

Cost of mutual fund shares	$ 59,574	$ 466,050	$ 65,975	$ 709,751	$ 2,720,517

The accompanying notes are an integral part of these financial statements.

		19

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe	ING T. Rowe
	Price Capital	Price Equity	Price Equity	ING Templeton	ING Templeton
	Appreciation	Income	Income	Global Growth	Global Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Assets
Investments in mutual funds
at fair value	$ 69,540	$ 554,084	$ 20,164	$ 234,492	$ 3,739
Total assets	69,540	554,084	20,164	234,492	3,739

Liabilities
Payable to related parties	11	124	4	52	1
Total liabilities	11	124	4	52	1
Net assets	$ 69,529	$ 553,960	$ 20,160	$ 234,440	$ 3,738

Net assets
Accumulation units	$ 69,529	$ 553,806	$ 20,160	$ 234,416	$ 3,738
Contracts in payout (annuitization)	-	154	-	24	-
Total net assets	$ 69,529	$ 553,960	$ 20,160	$ 234,440	$ 3,738

Total number of mutual fund shares	4,527,326	65,494,546	2,394,822	28,492,347	457,051

Cost of mutual fund shares	$ 106,701	$ 787,707	$ 31,363	$ 321,900	$ 5,919

The accompanying notes are an integral part of these financial statements.

		20

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING Van
	ING Van	ING Van	ING Van	ING Van	Kampen Global
	Kampen Capital	Kampen Capital	Kampen Global	Kampen Global	Tactical Asset
	Growth	Growth	Franchise	Franchise	Allocation
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 110,864	$ 12	$ 215,689	$ 53,291	$ 2,725
Total assets	110,864	12	215,689	53,291	2,725

Liabilities
Payable to related parties	27	-	42	10	-
Total liabilities	27	-	42	10	-
Net assets	$ 110,837	$ 12	$ 215,647	$ 53,281	$ 2,725

Net assets
Accumulation units	$ 110,837	$ 12	$ 215,647	$ 53,281	$ 2,725
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 110,837	$ 12	$ 215,647	$ 53,281	$ 2,725

Total number of mutual fund shares	16,137,472	1,741	19,806,196	4,920,724	316,548

Cost of mutual fund shares	$ 205,491	$ 15	$ 287,632	$ 63,852	$ 2,624

The accompanying notes are an integral part of these financial statements.

21

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Van	ING Van
	Kampen	Kampen			ING VP Index
	Growth and	Growth and	ING Van	ING Van	Plus
	Income	Income	Kampen Real	Kampen Real	International
	Portfolio -	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio
	Service Class	Service 2 Class	- Service Class	- Service 2 Class	- Service Class
Assets
Investments in mutual funds
at fair value	$ 429,071	$ 44,670	$ 270,914	$ 15,859	$ 17,252
Total assets	429,071	44,670	270,914	15,859	17,252

Liabilities
Payable to related parties	115	8	76	3	3
Total liabilities	115	8	76	3	3
Net assets	$ 428,956	$ 44,662	$ 270,838	$ 15,856	$ 17,249

Net assets
Accumulation units	$ 428,924	$ 44,662	$ 270,821	$ 15,856	$ 17,249
Contracts in payout (annuitization)	32	-	17	-	-
Total net assets	$ 428,956	$ 44,662	$ 270,838	$ 15,856	$ 17,249

Total number of mutual fund shares	27,173,600	2,839,811	19,241,032	1,131,972	3,349,952

Cost of mutual fund shares	$ 610,351	$ 68,444	$ 560,502	$ 31,494	$ 37,521

The accompanying notes are an integral part of these financial statements.

22

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP Index	ING Wells	ING Wells		ING American
	Plus	Fargo Small	Fargo Small		Century Large
	International	Cap Disciplined	Cap Disciplined	ING Diversified	Company Value
	Equity Portfolio	Portfolio -	Portfolio -	International	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Fund - Class R	Service Class
Assets
Investments in mutual funds
at fair value	$ 284	$ 6,595	$ 369	$ 182	$ 385
Total assets	284	6,595	369	182	385

Liabilities
Payable to related parties	-	1	-	-	-
Total liabilities	-	1	-	-	-
Net assets	$ 284	$ 6,594	$ 369	$ 182	$ 385

Net assets
Accumulation units	$ 284	$ 6,594	$ 369	$ 182	$ 385
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 284	$ 6,594	$ 369	$ 182	$ 385

Total number of mutual fund shares	54,696	1,053,515	59,152	28,368	82,371

Cost of mutual fund shares	$ 622	$ 11,413	$ 642	$ 342	$ 810

The accompanying notes are an integral part of these financial statements.

23

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING American	ING Baron	ING Columbia
	Century Small-	Small Cap	Small Cap	ING Davis New	ING JPMorgan
	Mid Cap Value	Growth	Value II	York Venture	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 404	$ 177,288	$ 136,108	$ 185,923	$ 35,669
Total assets	404	177,288	136,108	185,923	35,669

Liabilities
Payable to related parties	-	-	18	23	5
Total liabilities	-	-	18	23	5
Net assets	$ 404	$ 177,288	$ 136,090	$ 185,900	$ 35,664

Net assets
Accumulation units	$ 404	$ 177,288	$ 136,090	$ 185,900	$ 35,664
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 404	$ 177,288	$ 136,090	$ 185,900	$ 35,664

Total number of mutual fund shares	55,047	16,000,735	19,957,196	15,264,590	3,839,496

Cost of mutual fund shares	$ 641	$ 281,371	$ 195,563	$ 281,561	$ 45,748

The accompanying notes are an integral part of these financial statements.

24

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Legg				ING
	Mason Partners	ING Neuberger			Oppenheimer
	Aggressive	Berman	ING	ING	Strategic
	Growth	Partners	Oppenheimer	Oppenheimer	Income
	Portfolio -	Portfolio -	Global Portfolio	Global Portfolio	Portfolio -
	Service Class	Service Class	- Initial Class	- Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 79,378	$ 58,346	$ 6,612	$ 105,350	$ 8,886
Total assets	79,378	58,346	6,612	105,350	8,886

Liabilities
Payable to related parties	19	19	1	17	-
Total liabilities	19	19	1	17	-
Net assets	$ 79,359	$ 58,327	$ 6,611	$ 105,333	$ 8,886

Net assets
Accumulation units	$ 79,359	$ 58,327	$ 6,611	$ 105,333	$ 8,886
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 79,359	$ 58,327	$ 6,611	$ 105,333	$ 8,886

Total number of mutual fund shares	2,750,435	10,647,032	728,197	11,930,871	991,734

Cost of mutual fund shares	$ 112,422	$ 115,465	$ 9,228	$ 179,251	$ 10,975

The accompanying notes are an integral part of these financial statements.

25

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 8,589	$ 11,249	$ 9,139	$ 7,955	$ 1,225
Total assets	8,589	11,249	9,139	7,955	1,225

Liabilities
Payable to related parties	-	-	1	1	-
Total liabilities	-	-	1	1	-
Net assets	$ 8,589	$ 11,249	$ 9,138	$ 7,954	$ 1,225

Net assets
Accumulation units	$ 8,589	$ 11,249	$ 9,138	$ 7,954	$ 1,225
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 8,589	$ 11,249	$ 9,138	$ 7,954	$ 1,225

Total number of mutual fund shares	780,154	1,290,024	1,121,333	991,921	154,234

Cost of mutual fund shares	$ 8,908	$ 15,098	$ 12,833	$ 12,570	$ 1,946

The accompanying notes are an integral part of these financial statements.

26

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING T. Rowe
Price Diversified
	ING Solution	Mid Cap	ING T. Rowe	ING Templeton
	Income	Growth	Price Growth	Foreign Equity	ING Thornburg
	Portfolio -	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio -
	Service Class	Service Class	- Service Class	Service Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 5,469	$ 3,090	$ 30,429	$ 159,752	$ 1,193
Total assets	5,469	3,090	30,429	159,752	1,193

Liabilities
Payable to related parties	-	-	4	26	-
Total liabilities	-	-	4	26	-
Net assets	$ 5,469	$ 3,090	$ 30,425	$ 159,726	$ 1,193

Net assets
Accumulation units	$ 5,469	$ 3,090	$ 30,425	$ 159,726	$ 1,193
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 5,469	$ 3,090	$ 30,425	$ 159,726	$ 1,193

Total number of mutual fund shares	583,619	682,146	937,726	20,324,649	58,549

Cost of mutual fund shares	$ 6,493	$ 5,538	$ 48,903	$ 257,360	$ 1,488

The accompanying notes are an integral part of these financial statements.

27

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

			ING Van	ING Van	ING Van
		ING UBS U.S.	Kampen	Kampen Equity	Kampen Equity
	ING Thornburg	Large Cap	Comstock	and Income	and Income
	Value Portfolio -	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -
	Service Class	- Service Class	Service Class	Initial Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 4,949	$ 6,145	$ 135,227	$ 2,103	$ 169,926
Total assets	4,949	6,145	135,227	2,103	169,926

Liabilities
Payable to related parties	1	-	23	27	-
Total liabilities	1	-	23	27	-
Net assets	$ 4,948	$ 6,145	$ 135,204	$ 2,076	$ 169,926

Net assets
Accumulation units	$ 4,948	$ 6,145	$ 135,204	$ 2,076	$ 169,926
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 4,948	$ 6,145	$ 135,204	$ 2,076	$ 169,926

Total number of mutual fund shares	244,276	999,143	18,992,555	81,671	6,642,926

Cost of mutual fund shares	$ 7,916	$ 10,243	$ 219,628	$ 2,711	$ 230,621

The accompanying notes are an integral part of these financial statements.

28

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	ING VP Growth	ING VP Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 1,170	$ 512	$ 573	$ 90	$ 274,784
Total assets	1,170	512	573	90	274,784

Liabilities
Payable to related parties	-	-	-	-	78
Total liabilities	-	-	-	-	78
Net assets	$ 1,170	$ 512	$ 573	$ 90	$ 274,706

Net assets
Accumulation units	$ 1,170	$ 512	$ 573	$ 90	$ 274,706
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 1,170	$ 512	$ 573	$ 90	$ 274,706

Total number of mutual fund shares	129,188	56,957	63,215	5,937	18,318,929

Cost of mutual fund shares	$ 1,653	$ 866	$ 891	$ 146	$ 386,392

The accompanying notes are an integral part of these financial statements.

29

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 3	Series 4	Series 5	Series 6	Series 7
Assets
Investments in mutual funds
at fair value	$ 38,792	$ 26,987	$ 16,934	$ 18,710	$ 11,950
Total assets	38,792	26,987	16,934	18,710	11,950

Liabilities
Payable to related parties	8	7	3	2	2
Total liabilities	8	7	3	2	2
Net assets	$ 38,784	$ 26,980	$ 16,931	$ 18,708	$ 11,948

Net assets
Accumulation units	$ 38,784	$ 26,980	$ 16,931	$ 18,708	$ 11,948
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 38,784	$ 26,980	$ 16,931	$ 18,708	$ 11,948

Total number of mutual fund shares	4,087,708	3,208,924	2,143,484	2,295,703	1,491,866

Cost of mutual fund shares	$ 40,825	$ 31,607	$ 20,761	$ 22,421	$ 14,384

The accompanying notes are an integral part of these financial statements.

30

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11	Series 12
Assets
Investments in mutual funds
at fair value	$ 7,401	$ 6,081	$ 5,125	$ 7,709	$ 2,781
Total assets	7,401	6,081	5,125	7,709	2,781

Liabilities
Payable to related parties	2	1	-	1	-
Total liabilities	2	1	-	1	-
Net assets	$ 7,399	$ 6,080	$ 5,125	$ 7,708	$ 2,781

Net assets
Accumulation units	$ 7,399	$ 6,080	$ 5,125	$ 7,708	$ 2,781
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 7,399	$ 6,080	$ 5,125	$ 7,708	$ 2,781

Total number of mutual fund shares	928,640	766,854	615,950	936,687	348,111

Cost of mutual fund shares	$ 9,018	$ 7,375	$ 6,021	$ 8,951	$ 3,341

The accompanying notes are an integral part of these financial statements.

31

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

ING BlackRock
			Global Science	ING Global	ING
	ING GET U.S.	ING GET U.S.	and Technology	Equity Option	International
	Core Portfolio -	Core Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Series 13	Series 14	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 23,087	$ 76,244	$ 87,442	$ 2,044	$ 6,041
Total assets	23,087	76,244	87,442	2,044	6,041

Liabilities
Payable to related parties	2	17	16	-	-
Total liabilities	2	17	16	-	-
Net assets	$ 23,085	$ 76,227	$ 87,426	$ 2,044	$ 6,041

Net assets
Accumulation units	$ 23,085	$ 76,227	$ 87,426	$ 2,044	$ 6,041
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 23,085	$ 76,227	$ 87,426	$ 2,044	$ 6,041

Total number of mutual fund shares	2,308,724	7,289,098	26,905,299	262,443	942,381

Cost of mutual fund shares	$ 23,391	$ 74,267	$ 130,292	$ 1,952	$ 7,141

The accompanying notes are an integral part of these financial statements.

32

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Lehman	ING
	Brothers U.S.	Opportunistic	ING	ING Russell™
	Aggregate Bond	Large Cap	Opportunistic	Global Large	ING Russell™
	Index®	Growth	Large Cap	Cap Index 85%	Large Cap
	Portfolio -	Portfolio -	Value Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 177,282	$ 350	$ 11,566	$ 2,725	$ 22,904
Total assets	177,282	350	11,566	2,725	22,904

Liabilities
Payable to related parties	21	-	3	-	1
Total liabilities	21	-	3	-	1
Net assets	$ 177,261	$ 350	$ 11,563	$ 2,725	$ 22,903

Net assets
Accumulation units	$ 177,261	$ 350	$ 11,563	$ 2,725	$ 22,903
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 177,261	$ 350	$ 11,563	$ 2,725	$ 22,903

Total number of mutual fund shares	17,552,717	50,810	1,347,978	336,847	3,181,054

Cost of mutual fund shares	$ 172,776	$ 581	$ 18,367	$ 2,564	$ 25,238

The accompanying notes are an integral part of these financial statements.

33

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap	Plus LargeCap	Plus MidCap	Plus SmallCap
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 22,651	$ 70,540	$ 174,412	$ 115,666	$ 88,628
Total assets	22,651	70,540	174,412	115,666	88,628

Liabilities
Payable to related parties	2	13	39	22	16
Total liabilities	2	13	39	22	16
Net assets	$ 22,649	$ 70,527	$ 174,373	$ 115,644	$ 88,612

Net assets
Accumulation units	$ 22,649	$ 70,527	$ 174,373	$ 115,644	$ 88,612
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 22,649	$ 70,527	$ 174,373	$ 115,644	$ 88,612

Total number of mutual fund shares	3,421,654	9,125,446	16,867,719	11,778,617	9,519,665

Cost of mutual fund shares	$ 28,406	$ 93,570	$ 282,438	$ 208,435	$ 154,740

The accompanying notes are an integral part of these financial statements.

34

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

		ING
		WisdomTreeSM		ING VP	ING VP
	ING VP Small	Global High-	ING VP	MidCap	SmallCap
	Company	Yielding Equity	International	Opportunities	Opportunities
	Portfolio -	Index Portfolio -	Value Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Assets
Investments in mutual funds
at fair value	$ 43,484	$ 145,068	$ 8,897	$ 223,432	$ 51,605
Total assets	43,484	145,068	8,897	223,432	51,605

Liabilities
Payable to related parties	5	17	1	80	14
Total liabilities	5	17	1	80	14
Net assets	$ 43,479	$ 145,051	$ 8,896	$ 223,352	$ 51,591

Net assets
Accumulation units	$ 43,479	$ 145,051	$ 8,896	$ 223,346	$ 51,591
Contracts in payout (annuitization)	-	-	-	6	-
Total net assets	$ 43,479	$ 145,051	$ 8,896	$ 223,352	$ 51,591

Total number of mutual fund shares	3,755,111	24,258,900	1,283,798	35,521,838	4,282,567

Cost of mutual fund shares	$ 54,411	$ 213,926	$ 17,054	$ 341,998	$ 70,828

The accompanying notes are an integral part of these financial statements.

		35

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Legg Mason
Partners
			Variable	Legg Mason	Legg Mason
	ING VP	ING VP	International	Partners	Partners
	Balanced	Intermediate	All Cap	Variable	Variable High
	Portfolio -	Bond Portfolio -	Opportunity	Investors	Income
	Class S	Class S	Portfolio	Portfolio	Portfolio
Assets
Investments in mutual funds
at fair value	$ 6,400	$ 1,122,464	$ 39	$ 73	$ 51
Total assets	6,400	1,122,464	39	73	51

Liabilities
Payable to related parties	1	164	-	-	-
Total liabilities	1	164	-	-	-
Net assets	$ 6,399	$ 1,122,300	$ 39	$ 73	$ 51

Net assets
Accumulation units	$ 6,399	$ 1,122,300	$ 39	$ 73	$ 51
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 6,399	$ 1,122,300	$ 39	$ 73	$ 51

Total number of mutual fund shares	701,737	101,949,518	7,946	7,228	12,983

Cost of mutual fund shares	$ 9,356	$ 1,313,984	$ 81	$ 123	$ 87

The accompanying notes are an integral part of these financial statements.

36

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Legg Mason	Oppenheimer
	Partners	Main Street	PIMCO Real	Pioneer Equity	Pioneer Small
	Variable Money	Small Cap	Return Portfolio	Income VCT	Cap Value VCT
	Market	Fund®/VA -	- Administrative	Portfolio -	Portfolio -
	Portfolio	Service Class	Class	Class II	Class II
Assets
Investments in mutual funds
at fair value	$ 23	$ 822	$ 7,515	$ 13,324	$ 2,389
Total assets	23	822	7,515	13,324	2,389

Liabilities
Payable to related parties	-	-	-	1	1
Total liabilities	-	-	-	1	1
Net assets	$ 23	$ 822	$ 7,515	$ 13,323	$ 2,388

Net assets
Accumulation units	$ 23	$ 822	$ 7,515	$ 13,323	$ 2,388
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 23	$ 822	$ 7,515	$ 13,323	$ 2,388

Total number of mutual fund shares	22,750	77,943	667,390	873,110	353,392

Cost of mutual fund shares	$ 23	$ 1,397	$ 8,431	$ 20,311	$ 5,234

The accompanying notes are an integral part of these financial statements.

37

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

Wells Fargo
			ProFund VP	Wells Fargo	Advantage C&B
	ProFund VP	ProFund VP	Rising Rates	Advantage Asset	Large Cap
	Bull	Europe 30	Opportunity	Allocation Fund	Value Fund
Assets
Investments in mutual funds
at fair value	$ 14,051	$ 9,838	$ 13,202	$ 1,989	$ 233
Total assets	14,051	9,838	13,202	1,989	233

Liabilities
Payable to related parties	5	3	3	-	-
Total liabilities	5	3	3	-	-
Net assets	$ 14,046	$ 9,835	$ 13,199	$ 1,989	$ 233

Net assets
Accumulation units	$ 14,046	$ 9,835	$ 13,199	$ 1,989	$ 233
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 14,046	$ 9,835	$ 13,199	$ 1,989	$ 233

Total number of mutual fund shares	742,259	602,815	1,214,580	213,674	33,077

Cost of mutual fund shares	$ 22,426	$ 17,267	$ 24,981	$ 2,731	$ 312

The accompanying notes are an integral part of these financial statements.

38

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2008
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage	Advantage Total
	Equity Income	Large Company	Money Market	Small Cap	Return Bond
	Fund	Growth Fund	Fund	Growth Fund	Fund
Assets
Investments in mutual funds
at fair value	$ 529	$ 1,308	$ 43	$ 419	$ 1,029
Total assets	529	1,308	43	419	1,029

Liabilities
Payable to related parties	-	-	-	-	-
Total liabilities	-	-	-	-	-
Net assets	$ 529	$ 1,308	$ 43	$ 419	$ 1,029

Net assets
Accumulation units	$ 529	$ 1,308	$ 43	$ 419	$ 1,029
Contracts in payout (annuitization)	-	-	-	-	-
Total net assets	$ 529	$ 1,308	$ 43	$ 419	$ 1,029

Total number of mutual fund shares	53,551	208,204	42,557	100,768	106,043

Cost of mutual fund shares	$ 849	$ 1,767	$ 43	$ 741	$ 1,048

The accompanying notes are an integral part of these financial statements.

39

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				Columbia
		BlackRock	Columbia Asset	Federal	Columbia Large
	AIM V.I.	Global	Allocation Fund,	Securities Fund,	Cap Growth
	Leisure Fund -	Allocation V.I.	Variable Series -	Variable Series -	Fund, Variable
	Series I Shares	Fund - Class III	Class A	Class A	Series - Class A
Net investment income (loss)
Income:
Dividends	$ 300	$ 10,590	$ 17	$ 5	$ 1
Total investment income	300	10,590	17	5	1
Expenses:
Mortality, expense risk
and other charges	523	2,418	7	1	6
Annual administrative charges	9	54	-	-	-
Contingent deferred sales charges	12	22	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	194	941	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	738	3,435	7	1	6
Net investment income (loss)	(438)	7,155	10	4	(5)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(718)	(1,397)	10	(6)	(1)
Capital gains distributions	4,950	1,988	61	-	-
Total realized gain (loss) on investments
and capital gains distributions	4,232	591	71	(6)	(1)
Net unrealized appreciation
(depreciation) of investments	(19,898)	(54,254)	(231)	4	(189)
Net realized and unrealized gain (loss)
on investments	(15,666)	(53,663)	(160)	(2)	(190)
Net increase (decrease) in net assets
resulting from operations	$ (16,104)	$ (46,508)	$ (150)	$ 2	$ (195)

The accompanying notes are an integral part of these financial statements.

		40

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		Columbia Small
	Columbia Small	Company	Fidelity® VIP	Fidelity® VIP	Franklin Small
	Cap Value	Growth Fund,	Equity-Income	Contrafund®	Cap Value
	Fund, Variable	Variable Series -	Portfolio -	Portfolio -	Securities Fund
	Series - Class B	Class A	Service Class 2	Service Class 2	- Class 2
Net investment income (loss)
Income:
Dividends	$ 911	$ -	$ 5,598	$ 7,395	$ 90
Total investment income	911	-	5,598	7,395	90
Expenses:
Mortality, expense risk
and other charges	3,540	1	4,592	14,081	84
Annual administrative charges	67	-	66	185	1
Contingent deferred sales charges	60	-	98	264	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,431	-	1,447	4,386	21
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,098	1	6,203	18,916	106
Net investment income (loss)	(4,187)	(1)	(605)	(11,521)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(838)	1	(12,650)	(14,379)	(104)
Capital gains distributions	24,479	9	299	22,516	624
Total realized gain (loss) on investments
and capital gains distributions	23,641	10	(12,351)	8,137	520
Net unrealized appreciation
(depreciation) of investments	(86,156)	(47)	(132,398)	(467,013)	(3,792)
Net realized and unrealized gain (loss)
on investments	(62,515)	(37)	(144,749)	(458,876)	(3,272)
Net increase (decrease) in net assets
resulting from operations	$ (66,702)	$ (38)	$ (145,354)	$ (470,397)	$ (3,288)

The accompanying notes are an integral part of these financial statements.

		41

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ING	ING
			AllianceBernstein	AllianceBernstein
			Mid Cap Growth	Mid Cap Growth
	ING GET Fund	ING GET Fund	Portfolio - Service	Portfolio - Service 2
	- Series U	- Series V	Class	Class
Net investment income (loss)
Income:
Dividends	$ 1,703	$ 1,734	$ -	$ -
Total investment income	1,703	1,734	-	-
Expenses:
Mortality, expense risk
and other charges	275	829	5,202	253
Annual administrative charges	2	9	109	4
Contingent deferred sales charges	59	74	97	3
Minimum death benefit guarantee charges	-	-	-	-
Other contract charges	1	1	1,134	105
Amortization of deferred charges	-	-	-	-
Total expenses	337	913	6,542	365
Net investment income (loss)	1,366	821	(6,542)	(365)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,818)	1,373	(1,391)	(625)
Capital gains distributions	4,822	-	63,450	2,969
Total realized gain (loss) on investments
and capital gains distributions	(3,996)	1,373	62,059	2,344
Net unrealized appreciation
(depreciation) of investments	(612)	(3,254)	(240,695)	(10,453)
Net realized and unrealized gain (loss)
on investments	(4,608)	(1,881)	(178,636)	(8,109)
Net increase (decrease) in net assets
resulting from operations	$ (3,242)	$ (1,060)	$ (185,178)	$ (8,474)

The accompanying notes are an integral part of these financial statements.

42

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING American				ING American
	Funds Asset	ING American	ING American	ING American	Funds
	Allocation	Funds Bond	Funds Growth	Funds Growth-	International
	Portfolio	Portfolio	Portfolio	Income Portfolio	Portfolio
Net investment income (loss)
Income:
Dividends	$ -	$ 1	$ 17,178	$ 20,772	$ 24,708
Total investment income	-	1	17,178	20,772	24,708
Expenses:
Mortality, expense risk
and other charges	798	1,989	36,806	24,482	22,918
Annual administrative charges	15	38	502	338	292
Contingent deferred sales charges	232	38	652	470	356
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	308	739	12,750	7,964	7,487
Amortization of deferred charges	-	-	1	-	2
Total expenses	1,353	2,804	50,711	33,254	31,055
Net investment income (loss)	(1,353)	(2,803)	(33,533)	(12,482)	(6,347)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,220)	(1,802)	16,505	2,638	21,371
Capital gains distributions	-	-	161,767	57,321	79,810
Total realized gain (loss) on investments
and capital gains distributions	(1,220)	(1,802)	178,272	59,959	101,181
Net unrealized appreciation
(depreciation) of investments	(22,925)	(15,657)	(1,354,204)	(725,097)	(830,068)
Net realized and unrealized gain (loss)
on investments	(24,145)	(17,459)	(1,175,932)	(665,138)	(728,887)
Net increase (decrease) in net assets
resulting from operations	$ (25,498)	$ (20,262)	$ (1,209,465)	$ (677,620)	$ (735,234)

The accompanying notes are an integral part of these financial statements.

		43

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING BlackRock
	ING American	Large Cap	ING BlackRock
	Funds World	Growth	Large Cap	ING BlackRock	ING BlackRock
	Allocation	Portfolio -	Growth	Large Cap	Large Cap
	Portfolio -	Institutional	Portfolio -	Value Portfolio -	Value Portfolio -
	Service Class	Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 131	$ 5
Total investment income	-	-	-	131	5
Expenses:
Mortality, expense risk
and other charges	21	2	2,170	736	57
Annual administrative charges	-	-	40	11	1
Contingent deferred sales charges	-	-	46	13	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	2	-	661	247	25
Amortization of deferred charges	-	-	-	-	-
Total expenses	23	2	2,917	1,007	83
Net investment income (loss)	(23)	(2)	(2,917)	(876)	(78)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(8)	(6,369)	(937)	20
Capital gains distributions	-	22	14,742	2,061	164
Total realized gain (loss) on investments
and capital gains distributions	-	14	8,373	1,124	184
Net unrealized appreciation
(depreciation) of investments	386	(103)	(69,280)	(18,792)	(1,532)
Net realized and unrealized gain (loss)
on investments	386	(89)	(60,907)	(17,668)	(1,348)
Net increase (decrease) in net assets
resulting from operations	$ 363	$ (91)	$ (63,824)	$ (18,544)	$ (1,426)

The accompanying notes are an integral part of these financial statements.

		44

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Capital	ING Capital
	Guardian U.S.	Guardian U.S.	ING	ING	ING Evergreen
	Equities	Equities	EquitiesPlus	EquitiesPlus	Health Sciences
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 6,049	$ 86	$ 7,005	$ 2	$ 268
Total investment income	6,049	86	7,005	2	268
Expenses:
Mortality, expense risk
and other charges	4,590	87	467	-	3,180
Annual administrative charges	21	-	(7)	-	58
Contingent deferred sales charges	74	2	6	-	57
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,076	33	41	-	1,121
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,761	122	507	-	4,416
Net investment income (loss)	288	(36)	6,498	2	(4,148)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(81,532)	(2,268)	(24,796)	(8)	408
Capital gains distributions	67,854	1,237	6,068	2	9,560
Total realized gain (loss) on investments
and capital gains distributions	(13,678)	(1,031)	(18,728)	(6)	9,968
Net unrealized appreciation
(depreciation) of investments	(56,047)	(214)	(1,312)	(1)	(75,064)
Net realized and unrealized gain (loss)
on investments	(69,725)	(1,245)	(20,040)	(7)	(65,096)
Net increase (decrease) in net assets
resulting from operations	$ (69,437)	$ (1,281)	$ (13,542)	$ (5)	$ (69,244)

The accompanying notes are an integral part of these financial statements.

		45

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ING FMRSM	ING FMRSM
	ING Evergreen	ING Evergreen	Diversified Mid	Diversified Mid	ING Focus 5
	Omega Portfolio	Omega Portfolio	Cap Portfolio -	Cap Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 12	$ -	$ 5,939	$ 139	$ 3,043
Total investment income	12	-	5,939	139	3,043
Expenses:
Mortality, expense risk
and other charges	118	20	14,509	670	2,391
Annual administrative charges	3	-	298	10	26
Contingent deferred sales charges	7	-	211	9	57
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	36	8	3,812	292	958
Amortization of deferred charges	-	-	-	-	-
Total expenses	164	28	18,830	981	3,432
Net investment income (loss)	(152)	(28)	(12,891)	(842)	(389)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(831)	5	(2,246)	88	(7,459)
Capital gains distributions	774	132	63,179	2,785	-
Total realized gain (loss) on investments
and capital gains distributions	(57)	137	60,933	2,873	(7,459)
Net unrealized appreciation
(depreciation) of investments	(2,013)	(467)	(463,280)	(20,323)	(76,000)
Net realized and unrealized gain (loss)
on investments	(2,070)	(330)	(402,347)	(17,450)	(83,459)
Net increase (decrease) in net assets
resulting from operations	$ (2,222)	$ (358)	$ (415,238)	$ (18,292)	$ (83,848)

The accompanying notes are an integral part of these financial statements.

		46

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING Franklin
				Templeton
			ING Franklin	Founding
	ING Franklin	ING Franklin	Mutual Shares	Strategy	ING Global Real
	Income Portfolio	Income Portfolio	Portfolio -	Portfolio -	Estate Portfolio
	- Service Class	- Service 2 Class	Service Class	Service Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 10,746	$ 253	$ 6,406	$ 800	$ -
Total investment income	10,746	253	6,406	800	-
Expenses:
Mortality, expense risk
and other charges	6,097	160	3,161	11,785	2,455
Annual administrative charges	83	1	40	174	33
Contingent deferred sales charges	121	4	55	229	31
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,682	63	949	4,632	848
Amortization of deferred charges	-	-	-	-	-
Total expenses	7,983	228	4,205	16,820	3,367
Net investment income (loss)	2,763	25	2,201	(16,020)	(3,367)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,096)	(613)	(6,905)	(5,789)	(9,292)
Capital gains distributions	2,683	66	246	147	-
Total realized gain (loss) on investments
and capital gains distributions	(5,413)	(547)	(6,659)	(5,642)	(9,292)
Net unrealized appreciation
(depreciation) of investments	(125,039)	(2,514)	(82,809)	(305,460)	(69,097)
Net realized and unrealized gain (loss)
on investments	(130,452)	(3,061)	(89,468)	(311,102)	(78,389)
Net increase (decrease) in net assets
resulting from operations	$ (127,689)	$ (3,036)	$ (87,267)	$ (327,122)	$ (81,756)

The accompanying notes are an integral part of these financial statements.

		47

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Global	ING Global	ING Global	ING Global
	ING Global Real	Resources	Resources	Technology	Technology
	Estate Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ 14,229	$ 524	$ -	$ -
Total investment income	-	14,229	524	-	-
Expenses:
Mortality, expense risk
and other charges	43	14,314	647	597	34
Annual administrative charges	-	223	9	(7)	-
Contingent deferred sales charges	-	279	8	12	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	18	4,568	288	186	14
Amortization of deferred charges	-	-	-	-	-
Total expenses	61	19,384	952	788	48
Net investment income (loss)	(61)	(5,155)	(428)	(788)	(48)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(169)	12,408	1,191	(14,230)	(602)
Capital gains distributions	-	145,236	6,152	10,312	582
Total realized gain (loss) on investments
and capital gains distributions	(169)	157,644	7,343	(3,918)	(20)
Net unrealized appreciation
(depreciation) of investments	(1,052)	(567,168)	(24,926)	(5,882)	(524)
Net realized and unrealized gain (loss)
on investments	(1,221)	(409,524)	(17,583)	(9,800)	(544)
Net increase (decrease) in net assets
resulting from operations	$ (1,282)	$ (414,679)	$ (18,011)	$ (10,588)	$ (592)

The accompanying notes are an integral part of these financial statements.

		48

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING	ING
	International	International			ING JPMorgan
	Growth	Growth	ING Janus	ING Janus	Emerging
	Opportunities	Opportunities	Contrarian	Contrarian	Markets Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Adviser Class
Net investment income (loss)
Income:
Dividends	$ 1,131	$ 80	$ 3,739	$ 121	$ 775
Total investment income	1,131	80	3,739	121	775
Expenses:
Mortality, expense risk
and other charges	1,662	140	11,321	565	636
Annual administrative charges	35	2	181	7	8
Contingent deferred sales charges	24	1	190	3	5
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	261	63	3,376	235	278
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,982	206	15,068	810	927
Net investment income (loss)	(851)	(126)	(11,329)	(689)	(152)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9,257)	(714)	(10,863)	(458)	3,056
Capital gains distributions	30,507	2,479	86,775	4,096	2,114
Total realized gain (loss) on investments
and capital gains distributions	21,250	1,765	75,912	3,638	5,170
Net unrealized appreciation
(depreciation) of investments	(87,278)	(7,142)	(482,952)	(22,459)	(29,383)
Net realized and unrealized gain (loss)
on investments	(66,028)	(5,377)	(407,040)	(18,821)	(24,213)
Net increase (decrease) in net assets
resulting from operations	$ (66,879)	$ (5,503)	$ (418,369)	$ (19,510)	$ (24,365)

The accompanying notes are an integral part of these financial statements.

		49

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING JPMorgan			ING JPMorgan	ING JPMorgan
	Emerging	ING JPMorgan	ING JPMorgan	Value	Value
	Markets Equity	Small Cap Core	Small Cap Core	Opportunities	Opportunities
	Portfolio -	Equity Portfolio	Equity Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 16,709	$ 852	$ 115	$ 840	$ 27
Total investment income	16,709	852	115	840	27
Expenses:
Mortality, expense risk
and other charges	11,780	3,272	751	470	19
Annual administrative charges	161	46	12	7	-
Contingent deferred sales charges	179	57	7	22	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3,752	1,163	337	69	8
Amortization of deferred charges	2	-	-	-	-
Total expenses	15,874	4,538	1,107	568	27
Net investment income (loss)	835	(3,686)	(992)	272	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	56,086	(5,507)	250	(2,768)	(37)
Capital gains distributions	41,224	17,132	3,938	3,259	115
Total realized gain (loss) on investments
and capital gains distributions	97,310	11,625	4,188	491	78
Net unrealized appreciation
(depreciation) of investments	(565,466)	(73,261)	(18,127)	(15,071)	(617)
Net realized and unrealized gain (loss)
on investments	(468,156)	(61,636)	(13,939)	(14,580)	(539)
Net increase (decrease) in net assets
resulting from operations	$ (467,321)	$ (65,322)	$ (14,931)	$ (14,308)	$ (539)

The accompanying notes are an integral part of these financial statements.

		50

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					ING LifeStyle
	ING Julius Baer	ING Julius Baer	ING Legg	ING Legg	Aggressive
	Foreign	Foreign	Mason Value	Mason Value	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 38	$ -	$ 18,015
Total investment income	-	-	38	-	18,015
Expenses:
Mortality, expense risk
and other charges	12,897	1,051	3,922	302	19,124
Annual administrative charges	156	13	60	4	415
Contingent deferred sales charges	193	7	82	5	394
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	4,336	458	1,213	128	7,951
Amortization of deferred charges	3	-	-	-	-
Total expenses	17,585	1,529	5,277	439	27,884
Net investment income (loss)	(17,585)	(1,529)	(5,239)	(439)	(9,869)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18,029	1,492	(7,593)	(1,099)	8,132
Capital gains distributions	77,913	6,117	55,111	4,094	109,209
Total realized gain (loss) on investments
and capital gains distributions	95,942	7,609	47,518	2,995	117,341
Net unrealized appreciation
(depreciation) of investments	(497,266)	(39,130)	(219,795)	(15,817)	(678,526)
Net realized and unrealized gain (loss)
on investments	(401,324)	(31,521)	(172,277)	(12,822)	(561,185)
Net increase (decrease) in net assets
resulting from operations	$ (418,909)	$ (33,050)	$ (177,516)	$ (13,261)	$ (571,054)

The accompanying notes are an integral part of these financial statements.

		51

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING LifeStyle				ING LifeStyle
	Aggressive	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate
	Growth	Conservative	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service Class	Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 55	$ -	$ 60,670	$ 175	$ 56,179
Total investment income	55	-	60,670	175	56,179
Expenses:
Mortality, expense risk
and other charges	63	387	63,343	208	50,227
Annual administrative charges	1	22	922	3	731
Contingent deferred sales charges	1	7	1,232	-	1,202
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	21	155	23,818	81	16,173
Amortization of deferred charges	-	-	5	-	-
Total expenses	86	571	89,320	292	68,333
Net investment income (loss)	(31)	(571)	(28,650)	(117)	(12,154)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(158)	(189)	13,749	(83)	1,461
Capital gains distributions	351	-	210,035	674	136,820
Total realized gain (loss) on investments
and capital gains distributions	193	(189)	223,784	591	138,281
Net unrealized appreciation
(depreciation) of investments	(2,130)	699	(1,870,893)	(5,865)	(1,253,846)
Net realized and unrealized gain (loss)
on investments	(1,937)	510	(1,647,109)	(5,274)	(1,115,565)
Net increase (decrease) in net assets
resulting from operations	$ (1,968)	$ (61)	$ (1,675,759)	$ (5,391)	$ (1,127,719)

The accompanying notes are an integral part of these financial statements.

		52

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Moderate	Moderate	Maturity Bond	ING Liquid
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Assets Portfolio
	Service 2 Class	Service Class	Service 2 Class	Service Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 275	$ 28,766	$ 299	$ 10,014	$ 38,146
Total investment income	275	28,766	299	10,014	38,146
Expenses:
Mortality, expense risk
and other charges	266	25,798	274	2,515	28,445
Annual administrative charges	3	372	3	68	1,218
Contingent deferred sales charges	3	607	3	63	43,492
Minimum death benefit guarantee charges	-	-	-	-	2
Other contract charges	89	7,701	102	238	6,466
Amortization of deferred charges	-	-	-	-	4
Total expenses	361	34,478	382	2,884	79,627
Net investment income (loss)	(86)	(5,712)	(83)	7,130	(41,481)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(585)	(1,848)	(895)	(2,980)	-
Capital gains distributions	695	51,482	559	1,092	-
Total realized gain (loss) on investments
and capital gains distributions	110	49,634	(336)	(1,888)	-
Net unrealized appreciation
(depreciation) of investments	(5,855)	(520,340)	(4,334)	(8,045)	-
Net realized and unrealized gain (loss)
on investments	(5,745)	(470,706)	(4,670)	(9,933)	-
Net increase (decrease) in net assets
resulting from operations	$ (5,831)	$ (476,418)	$ (4,753)	$ (2,803)	$ (41,481)

The accompanying notes are an integral part of these financial statements.

		53

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Lord	ING Lord	ING Marsico	ING Marsico
	ING Liquid	Abbett Affiliated	Abbett Affiliated	Growth	Growth
	Assets Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 840	$ 2,149	$ 61	$ 2,992	$ 66
Total investment income	840	2,149	61	2,992	66
Expenses:
Mortality, expense risk
and other charges	711	1,529	48	9,725	363
Annual administrative charges	23	29	1	253	5
Contingent deferred sales charges	1,489	36	1	135	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	303	354	17	2,083	154
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,526	1,948	67	12,196	526
Net investment income (loss)	(1,686)	201	(6)	(9,204)	(460)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	3,823	(41)	41,314	574
Capital gains distributions	-	12,593	385	-	-
Total realized gain (loss) on investments
and capital gains distributions	-	16,416	344	41,314	574
Net unrealized appreciation
(depreciation) of investments	-	(57,280)	(1,577)	(328,018)	(10,684)
Net realized and unrealized gain (loss)
on investments	-	(40,864)	(1,233)	(286,704)	(10,110)
Net increase (decrease) in net assets
resulting from operations	$ (1,686)	$ (40,663)	$ (1,239)	$ (295,908)	$ (10,570)

The accompanying notes are an integral part of these financial statements.

		54

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Marsico
	International			ING MFS	ING Mid Cap
	Opportunities	ING MFS Total	ING MFS Total	Utilities	Growth
	Portfolio -	Return Portfolio	Return Portfolio	Portfolio -	Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2,581	$ 54,997	$ 2,327	$ 15,836	$ -
Total investment income	2,581	54,997	2,327	15,836	-
Expenses:
Mortality, expense risk
and other charges	4,256	15,849	763	8,356	1,689
Annual administrative charges	52	348	10	141	(32)
Contingent deferred sales charges	64	305	13	203	26
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,412	3,260	310	2,745	285
Amortization of deferred charges	-	(1)	-	-	-
Total expenses	5,784	19,761	1,096	11,445	1,968
Net investment income (loss)	(3,203)	35,236	1,231	4,391	(1,968)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,450	(11,370)	(1,279)	11,796	79,571
Capital gains distributions	26,734	91,101	4,101	57,641	-
Total realized gain (loss) on investments
and capital gains distributions	29,184	79,731	2,822	69,437	79,571
Net unrealized appreciation
(depreciation) of investments	(190,583)	(364,961)	(15,324)	(304,761)	(113,766)
Net realized and unrealized gain (loss)
on investments	(161,399)	(285,230)	(12,502)	(235,324)	(34,195)
Net increase (decrease) in net assets
resulting from operations	$ (164,602)	$ (249,994)	$ (11,271)	$ (230,933)	$ (36,163)

The accompanying notes are an integral part of these financial statements.

		55

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING Multi-	ING
		Manager	Oppenheimer	ING	ING
	ING Mid Cap	International	Active Asset	Oppenheimer	Oppenheimer
	Growth	Small Cap	Allocation	Main Street	Main Street
	Portfolio -	Portfolio -	Portfolio -	Portfolio® -	Portfolio® -
	Service Class 2	Class S	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 28	$ 7,301	$ 86
Total investment income	-	-	28	7,301	86
Expenses:
Mortality, expense risk
and other charges	85	22	5	4,771	68
Annual administrative charges	(1)	-	-	134	1
Contingent deferred sales charges	1	-	-	64	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	32	8	1	779	28
Amortization of deferred charges	-	-	-	-	-
Total expenses	117	30	6	5,748	98
Net investment income (loss)	(117)	(30)	22	1,553	(12)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	732	(652)	-	17,421	94
Capital gains distributions	-	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	732	(652)	-	17,421	94
Net unrealized appreciation
(depreciation) of investments	(2,364)	(852)	25	(159,619)	(1,955)
Net realized and unrealized gain (loss)
on investments	(1,632)	(1,504)	25	(142,198)	(1,861)
Net increase (decrease) in net assets
resulting from operations	$ (1,749)	$ (1,534)	$ 47	$ (140,645)	$ (1,873)

The accompanying notes are an integral part of these financial statements.

		56

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO		ING Pioneer
	Core Bond	Core Bond	High Yield	ING Pioneer	Mid Cap Value
	Portfolio -	Portfolio -	Portfolio -	Fund Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 56,472	$ 1,727	$ 39,675	$ 1,903	$ 9,469
Total investment income	56,472	1,727	39,675	1,903	9,469
Expenses:
Mortality, expense risk
and other charges	30,241	1,037	8,202	1,175	9,901
Annual administrative charges	519	15	237	19	219
Contingent deferred sales charges	714	20	178	23	198
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	8,933	407	1,930	375	3,396
Amortization of deferred charges	-	-	-	-	1
Total expenses	40,407	1,479	10,547	1,592	13,715
Net investment income (loss)	16,065	248	29,128	311	(4,246)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12,122	495	(28,723)	573	(6,898)
Capital gains distributions	14,584	476	175	2,694	32,997
Total realized gain (loss) on investments
and capital gains distributions	26,706	971	(28,548)	3,267	26,099
Net unrealized appreciation
(depreciation) of investments	(24,763)	(534)	(119,890)	(32,243)	(282,330)
Net realized and unrealized gain (loss)
on investments	1,943	437	(148,438)	(28,976)	(256,231)
Net increase (decrease) in net assets
resulting from operations	$ 18,008	$ 685	$ (119,310)	$ (28,665)	$ (260,477)

The accompanying notes are an integral part of these financial statements.

		57

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING T. Rowe	ING T. Rowe
	Price Capital	Price Capital	ING T. Rowe	ING T. Rowe	ING Templeton
	Appreciation	Appreciation	Price Equity	Price Equity	Global Growth
	Portfolio -	Portfolio -	Income Portfolio	Income Portfolio	Portfolio -
	Service Class	Service 2 Class	- Service Class	- Service 2 Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 102,918	$ 3,505	$ 31,502	$ 1,079	$ 3,490
Total investment income	102,918	3,505	31,502	1,079	3,490
Expenses:
Mortality, expense risk
and other charges	41,762	1,720	12,817	498	5,774
Annual administrative charges	754	23	241	7	102
Contingent deferred sales charges	822	33	262	2	81
Minimum death benefit guarantee charges	1	-	2	-	-
Other contract charges	11,736	723	3,590	218	1,461
Amortization of deferred charges	-	-	7	-	-
Total expenses	55,075	2,499	16,919	725	7,418
Net investment income (loss)	47,843	1,006	14,583	354	(3,928)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35,303	(886)	3,621	(29)	8,523
Capital gains distributions	231,106	9,104	63,109	2,351	14,491
Total realized gain (loss) on investments
and capital gains distributions	266,409	8,218	66,730	2,322	23,014
Net unrealized appreciation
(depreciation) of investments	(1,115,753)	(40,232)	(417,963)	(15,168)	(192,003)
Net realized and unrealized gain (loss)
on investments	(849,344)	(32,014)	(351,233)	(12,846)	(168,989)
Net increase (decrease) in net assets
resulting from operations	$ (801,501)	$ (31,008)	$ (336,650)	$ (12,492)	$ (172,917)

The accompanying notes are an integral part of these financial statements.

		58

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING Van	ING Van
	ING Templeton	ING UBS U.S.	ING UBS U.S.	Kampen Capital	Kampen Capital
	Global Growth	Allocation	Allocation	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 42	$ 2,196	$ 121	$ 52	$ -
Total investment income	42	2,196	121	52	-
Expenses:
Mortality, expense risk
and other charges	102	409	25	2,235	73
Annual administrative charges	1	(3)	-	65	(1)
Contingent deferred sales charges	2	10	-	58	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	45	88	9	826	28
Amortization of deferred charges	-	-	-	-	-
Total expenses	150	504	34	3,184	101
Net investment income (loss)	(108)	1,692	87	(3,132)	(101)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	134	(6,684)	(644)	(2,494)	2,823
Capital gains distributions	239	9,004	530	5,029	-
Total realized gain (loss) on investments
and capital gains distributions	373	2,320	(114)	2,535	2,823
Net unrealized appreciation
(depreciation) of investments	(3,147)	(8,827)	(244)	(105,018)	(3,582)
Net realized and unrealized gain (loss)
on investments	(2,774)	(6,507)	(358)	(102,483)	(759)
Net increase (decrease) in net assets
resulting from operations	$ (2,882)	$ (4,815)	$ (271)	$ (105,615)	$ (860)

The accompanying notes are an integral part of these financial statements.

		59

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ING Van
	ING Van	ING Van	Kampen Global	ING Van	ING Van
	Kampen Global	Kampen Global	Tactical Asset	Kampen Growth	Kampen Growth
	Franchise	Franchise	Allocation	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class	Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 5,538	$ 1,241	$ -	$ 21,884	$ 2,122
Total investment income	5,538	1,241	-	21,884	2,122
Expenses:
Mortality, expense risk
and other charges	4,944	1,271	5	9,607	1,113
Annual administrative charges	79	20	-	225	15
Contingent deferred sales charges	78	14	-	162	14
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1,764	544	1	1,758	447
Amortization of deferred charges	-	-	-	-	-
Total expenses	6,865	1,849	6	11,752	1,589
Net investment income (loss)	(1,327)	(608)	(6)	10,132	533

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5,552	2,133	(39)	(14,324)	78
Capital gains distributions	21,864	5,456	-	49,867	5,343
Total realized gain (loss) on investments
and capital gains distributions	27,416	7,589	(39)	35,543	5,421
Net unrealized appreciation
(depreciation) of investments	(126,436)	(32,223)	101	(274,166)	(30,500)
Net realized and unrealized gain (loss)
on investments	(99,020)	(24,634)	62	(238,623)	(25,079)
Net increase (decrease) in net assets
resulting from operations	$ (100,347)	$ (25,242)	$ 56	$ (228,491)	$ (24,546)

The accompanying notes are an integral part of these financial statements.

		60

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Van			ING VP Index	ING VP Index
	Kampen Large	ING Van	ING Van	Plus	Plus
	Cap Growth	Kampen Real	Kampen Real	International	International
	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio	Equity Portfolio
	Service Class	- Service Class	- Service 2 Class	- Service Class	- Service 2 Class
Net investment income (loss)
Income:
Dividends	$ 383	$ 5,367	$ 251	$ 1,762	$ 27
Total investment income	383	5,367	251	1,762	27
Expenses:
Mortality, expense risk
and other charges	757	8,059	453	452	9
Annual administrative charges	(7)	158	7	6	-
Contingent deferred sales charges	20	174	5	6	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	244	2,388	197	120	4
Amortization of deferred charges	-	1	-	-	-
Total expenses	1,014	10,780	662	584	13
Net investment income (loss)	(631)	(5,413)	(411)	1,178	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,318)	2,007	206	(3,658)	(42)
Capital gains distributions	5,252	80,680	4,446	8,326	135
Total realized gain (loss) on investments
and capital gains distributions	(3,066)	82,687	4,652	4,668	93
Net unrealized appreciation
(depreciation) of investments	(5,108)	(269,772)	(15,142)	(21,719)	(384)
Net realized and unrealized gain (loss)
on investments	(8,174)	(187,085)	(10,490)	(17,051)	(291)
Net increase (decrease) in net assets
resulting from operations	$ (8,805)	$ (192,498)	$ (10,901)	$ (15,873)	$ (277)

The accompanying notes are an integral part of these financial statements.

		61

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Wells	ING Wells	ING Wells	ING Wells
	Fargo	Fargo	Fargo Small	Fargo Small
	Disciplined	Disciplined	Cap Disciplined	Cap Disciplined	ING Diversified
	Value Portfolio -	Value Portfolio -	Portfolio -	Portfolio -	International
	Service Class	Service 2 Class	Service Class	Service 2 Class	Fund - Class R
Net investment income (loss)
Income:
Dividends	$ 4,388	$ 84	$ 88	$ 4	$ 21
Total investment income	4,388	84	88	4	21
Expenses:
Mortality, expense risk
and other charges	2,009	47	175	9	3
Annual administrative charges	16	-	2	-	-
Contingent deferred sales charges	19	1	4	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	231	18	64	4	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,275	66	245	13	4
Net investment income (loss)	2,113	18	(157)	(9)	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	46,675	200	(1,019)	(16)	(4)
Capital gains distributions	-	-	1,364	68	-
Total realized gain (loss) on investments
and capital gains distributions	46,675	200	345	52	(4)
Net unrealized appreciation
(depreciation) of investments	(67,364)	(623)	(4,172)	(249)	(181)
Net realized and unrealized gain (loss)
on investments	(20,689)	(423)	(3,827)	(197)	(185)
Net increase (decrease) in net assets
resulting from operations	$ (18,576)	$ (405)	$ (3,984)	$ (206)	$ (168)

The accompanying notes are an integral part of these financial statements.

		62

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING American	ING American	ING Baron	ING Columbia
	Century Large	Century Small-	Small Cap	Small Cap	ING Davis New
	Company Value	Mid Cap Value	Growth	Value II	York Venture
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 67	$ 4	$ -	$ 143	$ 1,580
Total investment income	67	4	-	143	1,580
Expenses:
Mortality, expense risk
and other charges	5	5	3,668	2,619	3,543
Annual administrative charges	-	-	42	34	42
Contingent deferred sales charges	-	-	57	39	40
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1	1	1,223	899	1,078
Amortization of deferred charges	-	-	-	-	-
Total expenses	6	6	4,990	3,591	4,703
Net investment income (loss)	61	(2)	(4,990)	(3,448)	(3,123)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(60)	(23)	(1,575)	(6,772)	(2,058)
Capital gains distributions	194	59	7,260	1,443	2,273
Total realized gain (loss) on investments
and capital gains distributions	134	36	5,685	(5,329)	215
Net unrealized appreciation
(depreciation) of investments	(417)	(181)	(119,270)	(61,222)	(101,313)
Net realized and unrealized gain (loss)
on investments	(283)	(145)	(113,585)	(66,551)	(101,098)
Net increase (decrease) in net assets
resulting from operations	$ (222)	$ (147)	$ (118,575)	$ (69,999)	$ (104,221)

The accompanying notes are an integral part of these financial statements.

		63

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ING Legg
			Mason Partners	ING Neuberger	ING Neuberger
	ING JPMorgan	ING JPMorgan	Aggressive	Berman	Berman
	International	Mid Cap Value	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 4,605	$ 810	$ -	$ -	$ 20
Total investment income	4,605	810	-	-	20
Expenses:
Mortality, expense risk
and other charges	910	387	2,127	1,813	95
Annual administrative charges	(7)	8	36	40	-
Contingent deferred sales charges	14	12	33	23	2
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	285	70	853	284	20
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,202	477	3,049	2,160	117
Net investment income (loss)	3,403	333	(3,049)	(2,160)	(97)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(73,331)	(3,311)	2,193	(5,162)	(681)
Capital gains distributions	86,752	2,861	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	13,421	(450)	2,193	(5,162)	(681)
Net unrealized appreciation
(depreciation) of investments	(23,980)	(12,251)	(56,620)	(61,029)	737
Net realized and unrealized gain (loss)
on investments	(10,559)	(12,701)	(54,427)	(66,191)	56
Net increase (decrease) in net assets
resulting from operations	$ (7,156)	$ (12,368)	$ (57,476)	$ (68,351)	$ (41)

The accompanying notes are an integral part of these financial statements.

		64

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING
	ING OpCap	ING	ING	Oppenheimer	ING PIMCO
	Balanced Value	Oppenheimer	Oppenheimer	Strategic	Total Return
	Portfolio -	Global Portfolio	Global Portfolio	Income Portfolio	Portfolio -
	Service Class	- Initial Class	- Service Class	- Service Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 28	$ 235	$ 3,247	$ 615	$ 377
Total investment income	28	235	3,247	615	377
Expenses:
Mortality, expense risk
and other charges	5	133	2,373	110	72
Annual administrative charges	-	2	33	1	1
Contingent deferred sales charges	-	5	39	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	1	3	726	9	9
Amortization of deferred charges	-	-	-	-	-
Total expenses	6	143	3,171	120	82
Net investment income (loss)	22	92	76	495	295

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(433)	256	(2,969)	(10)	3
Capital gains distributions	138	813	12,375	43	120
Total realized gain (loss) on investments
and capital gains distributions	(295)	1,069	9,406	33	123
Net unrealized appreciation
(depreciation) of investments	55	(6,344)	(83,530)	(2,559)	(581)
Net realized and unrealized gain (loss)
on investments	(240)	(5,275)	(74,124)	(2,526)	(458)
Net increase (decrease) in net assets
resulting from operations	$ (218)	$ (5,183)	$ (74,048)	$ (2,031)	$ (163)

The accompanying notes are an integral part of these financial statements.

		65

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING Solution	ING Solution	ING Solution	ING Solution	ING Solution
	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	Income Portfolio
	Service Class	Service Class	Service Class	Service Class	- Service Class
Net investment income (loss)
Income:
Dividends	$ 194	$ 114	$ 129	$ 16	$ 107
Total investment income	194	114	129	16	107
Expenses:
Mortality, expense risk
and other charges	116	87	98	15	63
Annual administrative charges	1	1	1	-	1
Contingent deferred sales charges	5	4	2	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	46	27	47	5	9
Amortization of deferred charges	-	-	-	-	-
Total expenses	168	119	148	20	73
Net investment income (loss)	26	(5)	(19)	(4)	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	20	(20)	(95)	(18)	(113)
Capital gains distributions	250	251	324	47	102
Total realized gain (loss) on investments
and capital gains distributions	270	231	229	29	(11)
Net unrealized appreciation
(depreciation) of investments	(4,044)	(3,820)	(4,646)	(729)	(1,126)
Net realized and unrealized gain (loss)
on investments	(3,774)	(3,589)	(4,417)	(700)	(1,137)
Net increase (decrease) in net assets
resulting from operations	$ (3,748)	$ (3,594)	$ (4,436)	$ (704)	$ (1,103)

The accompanying notes are an integral part of these financial statements.

		66

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING T. Rowe
	Price Diversified
	Mid Cap	ING T. Rowe	ING Templeton
	Growth	Price Growth	Foreign Equity	ING Thornburg	ING Thornburg
	Portfolio -	Equity Portfolio	Portfolio -	Value Portfolio -	Value Portfolio -
	Service Class	- Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 2	$ 362	$ 4,489	$ 10	$ 9
Total investment income	2	362	4,489	10	9
Expenses:
Mortality, expense risk
and other charges	35	529	3,283	29	138
Annual administrative charges	-	6	56	1	2
Contingent deferred sales charges	-	4	52	3	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	9	175	1,108	1	39
Amortization of deferred charges	-	-	-	-	-
Total expenses	44	714	4,499	34	180
Net investment income (loss)	(42)	(352)	(10)	(24)	(171)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(43)	(2,931)	(11,417)	53	(649)
Capital gains distributions	613	2,684	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	570	(247)	(11,417)	53	(649)
Net unrealized appreciation
(depreciation) of investments	(2,542)	(18,202)	(99,767)	(982)	(3,397)
Net realized and unrealized gain (loss)
on investments	(1,972)	(18,449)	(111,184)	(929)	(4,046)
Net increase (decrease) in net assets
resulting from operations	$ (2,014)	$ (18,801)	$ (111,194)	$ (953)	$ (4,217)

The accompanying notes are an integral part of these financial statements.

		67

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

		ING UBS U.S.	ING Van	ING Van	ING Van
	ING UBS U.S.	Small Cap	Kampen	Kampen Equity	Kampen Equity
	Large Cap	Growth	Comstock	and Income	and Income
	Equity Portfolio	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	- Service Class	Service Class	Service Class	Initial Class	Service Class
Net investment income (loss)
Income:
Dividends	$ 158	$ -	$ 7,118	$ 142	$ 9,822
Total investment income	158	-	7,118	142	9,822
Expenses:
Mortality, expense risk
and other charges	160	22	3,101	23	2,603
Annual administrative charges	2	-	46	55	-
Contingent deferred sales charges	6	-	47	52	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	49	7	1,079	788	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	217	29	4,273	918	2,603
Net investment income (loss)	(59)	(29)	2,845	(776)	7,219

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(386)	(384)	(1,537)	(10)	(3,861)
Capital gains distributions	-	-	11,068	158	10,550
Total realized gain (loss) on investments
and capital gains distributions	(386)	(384)	9,531	148	6,689
Net unrealized appreciation
(depreciation) of investments	(4,402)	182	(93,914)	(1,005)	(61,660)
Net realized and unrealized gain (loss)
on investments	(4,788)	(202)	(84,383)	(857)	(54,971)
Net increase (decrease) in net assets
resulting from operations	$ (4,847)	$ (231)	$ (81,538)	$ (1,633)	$ (47,752)

The accompanying notes are an integral part of these financial statements.

		68

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	ING VP Growth	ING VP Growth
	Conservative	Growth	Moderate	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I	Class S
Net investment income (loss)
Income:
Dividends	$ 56	$ 15	$ 24	$ 2	$ 5,444
Total investment income	56	15	24	2	5,444
Expenses:
Mortality, expense risk
and other charges	13	7	8	2	1,948
Annual administrative charges	-	-	-	-	124
Contingent deferred sales charges	-	-	-	-	130
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	12	-	2	-	513
Amortization of deferred charges	-	-	-	-	-
Total expenses	25	7	10	2	2,715
Net investment income (loss)	31	8	14	-	2,729

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(32)	(19)	(47)	(1)	(10,390)
Capital gains distributions	116	91	99	-	-
Total realized gain (loss) on investments
and capital gains distributions	84	72	52	(1)	(10,390)
Net unrealized appreciation
(depreciation) of investments	(514)	(358)	(343)	(56)	(112,193)
Net realized and unrealized gain (loss)
on investments	(430)	(286)	(291)	(57)	(122,583)
Net increase (decrease) in net assets
resulting from operations	$ (399)	$ (278)	$ (277)	$ (57)	$ (119,854)

The accompanying notes are an integral part of these financial statements.

		69

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 1	Series 2	Series 3	Series 4	Series 5
Net investment income (loss)
Income:
Dividends	$ 2,512	$ 2,167	$ 960	$ 894	$ 303
Total investment income	2,512	2,167	960	894	303
Expenses:
Mortality, expense risk
and other charges	933	857	896	635	397
Annual administrative charges	12	12	17	11	7
Contingent deferred sales charges	124	99	61	51	60
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	1	-	2	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	1,069	969	974	699	464
Net investment income (loss)	1,443	1,198	(14)	195	(161)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8,781)	(6,150)	(54)	(509)	(618)
Capital gains distributions	6,127	3,307	2,217	4,036	3,524
Total realized gain (loss) on investments
and capital gains distributions	(2,654)	(2,843)	2,163	3,527	2,906
Net unrealized appreciation
(depreciation) of investments	(2,509)	(1,790)	(4,695)	(6,328)	(4,867)
Net realized and unrealized gain (loss)
on investments	(5,163)	(4,633)	(2,532)	(2,801)	(1,961)
Net increase (decrease) in net assets
resulting from operations	$ (3,720)	$ (3,435)	$ (2,546)	$ (2,606)	$ (2,122)

The accompanying notes are an integral part of these financial statements.

		70

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 6	Series 7	Series 8	Series 9	Series 10
Net investment income (loss)
Income:
Dividends	$ 416	$ 277	$ 162	$ 149	$ 142
Total investment income	416	277	162	149	142
Expenses:
Mortality, expense risk
and other charges	423	275	162	130	117
Annual administrative charges	7	4	3	2	1
Contingent deferred sales charges	63	39	21	10	12
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	493	318	186	142	130
Net investment income (loss)	(77)	(41)	(24)	7	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(577)	(376)	(159)	(166)	(56)
Capital gains distributions	3,525	2,685	1,561	1,393	992
Total realized gain (loss) on investments
and capital gains distributions	2,948	2,309	1,402	1,227	936
Net unrealized appreciation
(depreciation) of investments	(4,865)	(3,389)	(2,176)	(1,766)	(1,310)
Net realized and unrealized gain (loss)
on investments	(1,917)	(1,080)	(774)	(539)	(374)
Net increase (decrease) in net assets
resulting from operations	$ (1,994)	$ (1,121)	$ (798)	$ (532)	$ (362)

The accompanying notes are an integral part of these financial statements.

		71

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING VP Global
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -	Equity Dividend
	Series 11	Series 12	Series 13	Series 14	Portfolio
Net investment income (loss)
Income:
Dividends	$ 200	$ 58	$ 645	$ 1,547	$ 604
Total investment income	200	58	645	1,547	604
Expenses:
Mortality, expense risk
and other charges	175	66	634	1,644	252
Annual administrative charges	2	1	13	28	(2)
Contingent deferred sales charges	5	16	34	132	4
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	-	-	-	67
Amortization of deferred charges	-	-	-	-	-
Total expenses	182	83	681	1,804	321
Net investment income (loss)	18	(25)	(36)	(257)	283

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(237)	(147)	(549)	92	(3,349)
Capital gains distributions	1,568	796	1,962	446	7,365
Total realized gain (loss) on investments
and capital gains distributions	1,331	649	1,413	538	4,016
Net unrealized appreciation
(depreciation) of investments	(1,525)	(958)	(1,623)	41	(6,705)
Net realized and unrealized gain (loss)
on investments	(194)	(309)	(210)	579	(2,689)
Net increase (decrease) in net assets
resulting from operations	$ (176)	$ (334)	$ (246)	$ 322	$ (2,406)

The accompanying notes are an integral part of these financial statements.

		72

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

				ING Lehman	ING
	ING BlackRock			Brothers U.S.	Opportunistic
	Global Science	ING Global	ING	Aggregate Bond	Large Cap
	and Technology	Equity Option	International	Index®	Growth
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ -	$ 25	$ 97	$ 2,101	$ 2
Total investment income	-	25	97	2,101	2
Expenses:
Mortality, expense risk
and other charges	1,417	3	36	1,092	5
Annual administrative charges	38	-	1	36	-
Contingent deferred sales charges	18	-	1	68	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	535	-	13	392	1
Amortization of deferred charges	-	-	-	-	-
Total expenses	2,008	3	51	1,588	6
Net investment income (loss)	(2,008)	22	46	513	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(6,000)	(1)	(755)	(460)	13
Capital gains distributions	-	-	-	296	-
Total realized gain (loss) on investments
and capital gains distributions	(6,000)	(1)	(755)	(164)	13
Net unrealized appreciation
(depreciation) of investments	(42,952)	92	(1,100)	4,506	(300)
Net realized and unrealized gain (loss)
on investments	(48,952)	91	(1,855)	4,342	(287)
Net increase (decrease) in net assets
resulting from operations	$ (50,960)	$ 113	$ (1,809)	$ 4,855	$ (291)

The accompanying notes are an integral part of these financial statements.

		73

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING	ING Russell™
	Opportunistic	Global Large	ING Russell™	ING Russell™	ING Russell™
	Large Cap	Cap Index 85%	Large Cap	Mid Cap Index	Small Cap Index
	Value Portfolio -	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 305	$ 29	$ 220	$ 265	$ 617
Total investment income	305	29	220	265	617
Expenses:
Mortality, expense risk
and other charges	277	6	123	133	438
Annual administrative charges	7	-	2	3	21
Contingent deferred sales charges	7	-	1	1	11
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	57	-	36	47	179
Amortization of deferred charges	-	-	-	-	-
Total expenses	348	6	162	184	649
Net investment income (loss)	(43)	23	58	81	(32)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(889)	(50)	(2,760)	(1,525)	(5,156)
Capital gains distributions	2,902	-	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	2,013	(50)	(2,760)	(1,525)	(5,156)
Net unrealized appreciation
(depreciation) of investments	(9,695)	161	(2,334)	(5,755)	(23,030)
Net realized and unrealized gain (loss)
on investments	(7,682)	111	(5,094)	(7,280)	(28,186)
Net increase (decrease) in net assets
resulting from operations	$ (7,725)	$ 134	$ (5,036)	$ (7,199)	$ (28,218)

The accompanying notes are an integral part of these financial statements.

		74

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

					ING
					WisdomTreeSM
	ING VP Index	ING VP Index	ING VP Index	ING VP Small	Global High-
	Plus LargeCap	Plus MidCap	Plus SmallCap	Company	Yielding Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 5,377	$ 2,072	$ 876	$ 22	$ 4,694
Total investment income	5,377	2,072	876	22	4,694
Expenses:
Mortality, expense risk
and other charges	4,203	3,006	2,281	301	1,670
Annual administrative charges	89	42	32	8	24
Contingent deferred sales charges	306	59	49	7	8
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	834	877	711	109	649
Amortization of deferred charges	-	-	-	-	-
Total expenses	5,432	3,984	3,073	425	2,351
Net investment income (loss)	(55)	(1,912)	(2,197)	(403)	2,343

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,800)	(13,523)	(12,725)	(2,135)	(3,268)
Capital gains distributions	20,876	24,865	9,146	352	-
Total realized gain (loss) on investments
and capital gains distributions	19,076	11,342	(3,579)	(1,783)	(3,268)
Net unrealized appreciation
(depreciation) of investments	(136,091)	(89,601)	(47,599)	(10,805)	(68,858)
Net realized and unrealized gain (loss)
on investments	(117,015)	(78,259)	(51,178)	(12,588)	(72,126)
Net increase (decrease) in net assets
resulting from operations	$ (117,070)	$ (80,171)	$ (53,375)	$ (12,991)	$ (69,783)

The accompanying notes are an integral part of these financial statements.

		75

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	ING VP		ING VP		ING VP
	Financial	ING VP	MidCap		SmallCap
	Services	International	Opportunities	ING VP Real	Opportunities
	Portfolio -	Value Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Class S	Class S	Class S	- Class S	Class S
Net investment income (loss)
Income:
Dividends	$ 877	$ 307	$ -	$ 130	$ -
Total investment income	877	307	-	130	-
Expenses:
Mortality, expense risk
and other charges	821	120	3,560	56	1,333
Annual administrative charges	3	1	191	-	29
Contingent deferred sales charges	11	-	59	-	34
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	254	31	831	3	484
Amortization of deferred charges	-	-	1	-	-
Total expenses	1,089	152	4,642	59	1,880
Net investment income (loss)	(212)	155	(4,642)	71	(1,880)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(24,753)	(400)	2,904	(3,094)	3,774
Capital gains distributions	3,875	1,881	-	1,401	12,586
Total realized gain (loss) on investments
and capital gains distributions	(20,878)	1,481	2,904	(1,693)	16,360
Net unrealized appreciation
(depreciation) of investments	6,684	(8,028)	(128,278)	1,825	(46,306)
Net realized and unrealized gain (loss)
on investments	(14,194)	(6,547)	(125,374)	132	(29,946)
Net increase (decrease) in net assets
resulting from operations	$ (14,406)	$ (6,392)	$ (130,016)	$ 203	$ (31,826)

The accompanying notes are an integral part of these financial statements.

		76

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			Legg Mason
			Partners
			Variable	Legg Mason
	ING VP	ING VP	International	Partners	Legg Mason
	Balanced	Intermediate	All Cap	Variable	Partners
	Portfolio -	Bond Portfolio -	Opportunity	Investors	Variable High
	Class S	Class S	Portfolio	Portfolio	Income Portfolio
Net investment income (loss)
Income:
Dividends	$ 272	$ 68,212	$ 1	$ 1	$ 8
Total investment income	272	68,212	1	1	8
Expenses:
Mortality, expense risk
and other charges	107	20,290	1	2	1
Annual administrative charges	1	307	-	-	-
Contingent deferred sales charges	4	574	-	-	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	9	6,771	-	-	-
Amortization of deferred charges	-	-	-	-	-
Total expenses	121	27,942	1	2	1
Net investment income (loss)	151	40,270	-	(1)	7

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(418)	(20,545)	(27)	(18)	(1)
Capital gains distributions	767	31,632	-	4	-
Total realized gain (loss) on investments
and capital gains distributions	349	11,087	(27)	(14)	(1)
Net unrealized appreciation
(depreciation) of investments	(3,303)	(189,985)	(9)	(41)	(30)
Net realized and unrealized gain (loss)
on investments	(2,954)	(178,898)	(36)	(55)	(31)
Net increase (decrease) in net assets
resulting from operations	$ (2,803)	$ (138,628)	$ (36)	$ (56)	$ (24)

The accompanying notes are an integral part of these financial statements.

		77

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	Legg Mason	Oppenheimer
	Partners	Main Street	PIMCO Real	Pioneer Equity	Pioneer Small
	Variable Money	Small Cap	Return Portfolio	Income VCT	Cap Value VCT
	Market	Fund®/VA -	- Administrative	Portfolio -	Portfolio -
	Portfolio	Service Class	Class	Class II	Class II
Net investment income (loss)
Income:
Dividends	$ 3	$ 3	$ 210	$ 403	$ 9
Total investment income	3	3	210	403	9
Expenses:
Mortality, expense risk
and other charges	1	11	60	153	56
Annual administrative charges	-	-	-	1	1
Contingent deferred sales charges	3	-	-	-	2
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	-	3	10	34	2
Amortization of deferred charges	-	-	-	-	-
Total expenses	4	14	70	188	61
Net investment income (loss)	(1)	(11)	140	215	(52)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(41)	(17)	(96)	(649)
Capital gains distributions	-	63	12	914	602
Total realized gain (loss) on investments
and capital gains distributions	-	22	(5)	818	(47)
Net unrealized appreciation
(depreciation) of investments	-	(523)	(981)	(6,571)	(1,586)
Net realized and unrealized gain (loss)
on investments	-	(501)	(986)	(5,753)	(1,633)
Net increase (decrease) in net assets
resulting from operations	$ (1)	$ (512)	$ (846)	$ (5,538)	$ (1,685)

The accompanying notes are an integral part of these financial statements.

		78

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

			ProFund VP		Wells Fargo
	ProFund VP	ProFund VP	Rising Rates	ProFund VP	Advantage Asset
	Bull	Europe 30	Opportunity	Small-Cap	Allocation Fund
Net investment income (loss)
Income:
Dividends	$ -	$ 343	$ 1,169	$ 137	$ 64
Total investment income	-	343	1,169	137	64
Expenses:
Mortality, expense risk
and other charges	375	289	407	613	47
Annual administrative charges	10	5	6	3	1
Contingent deferred sales charges	9	11	8	17	1
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	127	97	103	198	19
Amortization of deferred charges	-	-	-	-	-
Total expenses	521	402	524	831	68
Net investment income (loss)	(521)	(59)	645	(694)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(548)	(233)	(2,446)	(18,348)	(15)
Capital gains distributions	357	2,401	-	4,982	219
Total realized gain (loss) on investments
and capital gains distributions	(191)	2,168	(2,446)	(13,366)	204
Net unrealized appreciation
(depreciation) of investments	(9,414)	(11,280)	(7,148)	9,293	(1,153)
Net realized and unrealized gain (loss)
on investments	(9,605)	(9,112)	(9,594)	(4,073)	(949)
Net increase (decrease) in net assets
resulting from operations	$ (10,126)	$ (9,171)	$ (8,949)	$ (4,767)	$ (953)

The accompanying notes are an integral part of these financial statements.

		79

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage C&B	Advantage	Advantage	Advantage	Advantage
	Large Cap	Equity Income	Large Company	Money Market	Small Cap
	Value Fund	Fund	Growth Fund	Fund	Growth Fund
Net investment income (loss)
Income:
Dividends	$ 5	$ 15	$ 5	$ 2	$ -
Total investment income	5	15	5	2	-
Expenses:
Mortality, expense risk
and other charges	7	16	38	1	12
Annual administrative charges	-	-	-	-	-
Contingent deferred sales charges	-	-	1	2	-
Minimum death benefit guarantee charges	-	-	-	-	-
Other contract charges	3	4	14	-	4
Amortization of deferred charges	-	-	-	-	-
Total expenses	10	20	53	3	16
Net investment income (loss)	(5)	(5)	(48)	(1)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(25)	3	-	(6)
Capital gains distributions	-	124	-	-	185
Total realized gain (loss) on investments
and capital gains distributions	(1)	99	3	-	179
Net unrealized appreciation
(depreciation) of investments	(149)	(456)	(940)	-	(508)
Net realized and unrealized gain (loss)
on investments	(150)	(357)	(937)	-	(329)
Net increase (decrease) in net assets
resulting from operations	$ (155)	$ (362)	$ (985)	$ (1)	$ (345)

The accompanying notes are an integral part of these financial statements.

		80

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the year ended December 31, 2008
(Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund
Net investment income (loss)
Income:
Dividends	$ 58
Total investment income	58
Expenses:
Mortality, expense risk
and other charges	21
Annual administrative charges	-
Contingent deferred sales charges	-
Minimum death benefit guarantee charges	-
Other contract charges	7
Amortization of deferred charges	-
Total expenses	28
Net investment income (loss)	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)
Capital gains distributions	-
Total realized gain (loss) on investments
and capital gains distributions	(9)
Net unrealized appreciation
(depreciation) of investments	(21)
Net realized and unrealized gain (loss)
on investments	(30)
Net increase (decrease) in net assets
resulting from operations	$ -

The accompanying notes are an integral part of these financial statements.

81

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Columbia
		BlackRock	Columbia Asset	Federal
	AIM V.I.	Global	Allocation Fund,	Securities Fund,
	Leisure Fund -	Allocation V.I.	Variable Series -	Variable Series -
	Series I Shares	Fund - Class III	Class A	Class A
Net assets at January 1, 2007	$ 52,417	$ -	$ 540	$ 81

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(388)	-	6	4
Total realized gain (loss) on investments
and capital gains distributions	5,332	-	66	-
Net unrealized appreciation (depreciation)
of investments	(5,956)	-	(32)	1
Net increase (decrease) in net assets from operations	(1,012)	-	40	5
Changes from principal transactions:
Premiums	78	-	-	-
Surrenders and withdrawals	(8,809)	-	98	(5)
Benefit payments	(375)	-	(10)	-
Transfers between Divisions
(including fixed account), net	6	-	-	(1)
Increase (decrease) in net assets derived from
principal transactions	(9,100)	-	88	(6)
Total increase (decrease) in net assets	(10,112)	-	128	(1)
Net assets at December 31, 2007	42,305	-	668	80

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(438)	7,155	10	4
Total realized gain (loss) on investments
and capital gains distributions	4,232	591	71	(6)
Net unrealized appreciation (depreciation)
of investments	(19,898)	(54,254)	(231)	4
Net increase (decrease) in net assets from operations	(16,104)	(46,508)	(150)	2
Changes from principal transactions:
Premiums	48	222,833	-	-
Death Benefits	(251)	(1,171)	(51)	-
Surrenders and withdrawals	(8,138)	222,426	(205)	(55)
Transfers between Divisions
(including fixed account), net	2	220	-	-
Increase (decrease) in net assets derived from
principal transactions	(8,339)	444,308	(256)	(55)
Total increase (decrease) in net assets	(24,443)	397,800	(406)	(53)
Net assets at December 31, 2008	$ 17,862	$ 397,800	$ 262	$ 27

The accompanying notes are an integral part of these financial statements.

	82

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Columbia Small
	Columbia Large	Columbia Small	Company	Fidelity® VIP
	Cap Growth	Cap Value	Growth Fund,	Equity-Income
	Fund, Variable	Fund, Variable	Variable Series -	Portfolio -
	Series - Class A	Series - Class B	Class A	Service Class 2
Net assets at January 1, 2007	$ 547	$ 335,177	$ 82	$ 376,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(6,366)	(1)	(2,129)
Total realized gain (loss) on investments
and capital gains distributions	25	51,799	6	47,017
Net unrealized appreciation (depreciation)
of investments	48	(57,677)	5	(48,769)
Net increase (decrease) in net assets from operations	67	(12,244)	10	(3,881)
Changes from principal transactions:
Premiums	-	324	-	54,218
Surrenders and withdrawals	(118)	(64,022)	(2)	(50,474)
Benefit payments	(12)	(2,329)	-	(2,523)
Transfers between Divisions
(including fixed account), net	-	(17)	1	24
Increase (decrease) in net assets derived from
principal transactions	(130)	(66,044)	(1)	1,245
Total increase (decrease) in net assets	(63)	(78,288)	9	(2,636)
Net assets at December 31, 2007	484	256,889	91	373,387

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(4,187)	(1)	(605)
Total realized gain (loss) on investments
and capital gains distributions	(1)	23,641	10	(12,351)
Net unrealized appreciation (depreciation)
of investments	(189)	(86,156)	(47)	(132,398)
Net increase (decrease) in net assets from operations	(195)	(66,702)	(38)	(145,354)
Changes from principal transactions:
Premiums	-	97	-	15,056
Death Benefits	(2)	(1,208)	-	(2,590)
Surrenders and withdrawals	(29)	(47,462)	(2)	(73,720)
Transfers between Divisions
(including fixed account), net	-	125	-	277
Increase (decrease) in net assets derived from
principal transactions	(31)	(48,448)	(2)	(60,977)
Total increase (decrease) in net assets	(226)	(115,150)	(40)	(206,331)
Net assets at December 31, 2008	$ 258	$ 141,739	$ 51	$ 167,056

The accompanying notes are an integral part of these financial statements.

	83

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Fidelity® VIP	Franklin Small
	Contrafund®	Cap Value
	Portfolio -	Securities Fund	ING GET Fund	ING GET Fund
	Service Class 2	- Class 2	- Series U	- Series V
Net assets at January 1, 2007	$ 561,251	$ 5,563	$ 85,061	$ 118,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,452)	(43)	141	140
Total realized gain (loss) on investments
and capital gains distributions	223,955	672	1,617	484
Net unrealized appreciation (depreciation)
of investments	(120,604)	(1,114)	(288)	2,246
Net increase (decrease) in net assets from operations	94,899	(485)	1,470	2,870
Changes from principal transactions:
Premiums	205,156	4,368	(58)	(113)
Surrenders and withdrawals	65,907	(883)	(14,178)	(24,758)
Benefit payments	(4,754)	(16)	(1,528)	(1,074)
Transfers between Divisions
(including fixed account), net	128	1	9	(2)
Increase (decrease) in net assets derived from
principal transactions	266,437	3,470	(15,755)	(25,947)
Total increase (decrease) in net assets	361,336	2,985	(14,285)	(23,077)
Net assets at December 31, 2007	922,587	8,548	70,776	95,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,521)	(16)	1,366	821
Total realized gain (loss) on investments
and capital gains distributions	8,137	520	(3,996)	1,373
Net unrealized appreciation (depreciation)
of investments	(467,013)	(3,792)	(612)	(3,254)
Net increase (decrease) in net assets from operations	(470,397)	(3,288)	(3,242)	(1,060)
Changes from principal transactions:
Premiums	225,354	3,142	(32)	(50)
Death Benefits	(8,332)	(3)	(173)	(254)
Surrenders and withdrawals	(13,373)	(1,153)	(67,329)	(94,690)
Transfers between Divisions
(including fixed account), net	659	-	-	329
Increase (decrease) in net assets derived from
principal transactions	204,308	1,986	(67,534)	(94,665)
Total increase (decrease) in net assets	(266,089)	(1,302)	(70,776)	(95,725)
Net assets at December 31, 2008	$ 656,498	$ 7,246	$ -	$ -

The accompanying notes are an integral part of these financial statements.

	84

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING	ING
	AllianceBernstein	AllianceBernstein	ING American
	Mid Cap Growth	Mid Cap Growth	Funds Asset	ING American
	Portfolio - Service	Portfolio - Service 2	Allocation	Funds Bond
	Class	Class	Portfolio	Portfolio
Net assets at January 1, 2007	$ 423,458	$ 18,807	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,361)	(466)	-	-
Total realized gain (loss) on investments
and capital gains distributions	63,913	1,656	-	-
Net unrealized appreciation (depreciation)
of investments	(22,763)	272	-	-
Net increase (decrease) in net assets from operations	32,789	1,462	-	-
Changes from principal transactions:
Premiums	28,496	396	-	-
Surrenders and withdrawals	(43,890)	(1,516)	-	-
Benefit payments	(9,281)	(273)	-	-
Transfers between Divisions
(including fixed account), net	110	(8)	-	-
Increase (decrease) in net assets derived from
principal transactions	(24,565)	(1,401)	-	-
Total increase (decrease) in net assets	8,224	61	-	-
Net assets at December 31, 2007	431,682	18,868	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,542)	(365)	(1,353)	(2,803)
Total realized gain (loss) on investments
and capital gains distributions	62,059	2,344	(1,220)	(1,802)
Net unrealized appreciation (depreciation)
of investments	(240,695)	(10,453)	(22,925)	(15,657)
Net increase (decrease) in net assets from operations	(185,178)	(8,474)	(25,498)	(20,262)
Changes from principal transactions:
Premiums	23,279	197	119,105	161,909
Death Benefits	(6,938)	(93)	(105)	(793)
Surrenders and withdrawals	(71,710)	(1,637)	54,827	111,211
Transfers between Divisions
(including fixed account), net	452	3	40	103
Increase (decrease) in net assets derived from
principal transactions	(54,917)	(1,530)	173,867	272,430
Total increase (decrease) in net assets	(240,095)	(10,004)	148,369	252,168
Net assets at December 31, 2008	$ 191,587	$ 8,864	$ 148,369	$ 252,168

The accompanying notes are an integral part of these financial statements.

	85

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING American
			ING American	Funds World
	ING American	ING American	Funds	Allocation
	Funds Growth	Funds Growth-	International	Portfolio -
	Portfolio	Income Portfolio	Portfolio	Service Class
Net assets at January 1, 2007	$ 1,979,019	$ 1,374,118	$ 1,078,309	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(44,935)	(19,201)	(16,815)	-
Total realized gain (loss) on investments
and capital gains distributions	41,143	43,595	52,427	-
Net unrealized appreciation (depreciation)
of investments	184,268	221	153,243	-
Net increase (decrease) in net assets from operations	180,476	24,615	188,855	-
Changes from principal transactions:
Premiums	410,477	290,323	285,023	-
Surrenders and withdrawals	(96,580)	(80,753)	5,307	-
Benefit payments	(17,665)	(13,629)	(9,664)	-
Transfers between Divisions
(including fixed account), net	39	334	170	-
Increase (decrease) in net assets derived from
principal transactions	296,271	196,275	280,836	-
Total increase (decrease) in net assets	476,747	220,890	469,691	-
Net assets at December 31, 2007	2,455,766	1,595,008	1,548,000	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(33,533)	(12,482)	(6,347)	(23)
Total realized gain (loss) on investments
and capital gains distributions	178,272	59,959	101,181	-
Net unrealized appreciation (depreciation)
of investments	(1,354,204)	(725,097)	(830,068)	386
Net increase (decrease) in net assets from operations	(1,209,465)	(677,620)	(735,234)	363
Changes from principal transactions:
Premiums	414,568	278,361	270,467	10,735
Death Benefits	(22,031)	(15,493)	(12,839)	-
Surrenders and withdrawals	(96,239)	(107,104)	(117,571)	2,030
Transfers between Divisions
(including fixed account), net	1,666	1,733	953	-
Increase (decrease) in net assets derived from
principal transactions	297,964	157,497	141,010	12,765
Total increase (decrease) in net assets	(911,501)	(520,123)	(594,224)	13,128
Net assets at December 31, 2008	$ 1,544,265	$ 1,074,885	$ 953,776	$ 13,128

The accompanying notes are an integral part of these financial statements.

	86

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING BlackRock
	Large Cap	ING BlackRock
	Growth	Large Cap	ING BlackRock	ING BlackRock
	Portfolio -	Growth	Large Cap	Large Cap
	Institutional	Portfolio -	Value Portfolio -	Value Portfolio -
	Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ -	$ 145,523	$ 70,539	$ 4,559

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(3,393)	(1,336)	(104)
Total realized gain (loss) on investments
and capital gains distributions	-	3,017	8,082	304
Net unrealized appreciation (depreciation)
of investments	(4)	6,394	(4,970)	(118)
Net increase (decrease) in net assets from operations	(6)	6,018	1,776	82
Changes from principal transactions:
Premiums	-	18,670	3,244	32
Surrenders and withdrawals	250	(15,086)	(17,295)	(358)
Benefit payments	-	(1,619)	(703)	(11)
Transfers between Divisions
(including fixed account), net	-	1	(9)	(1)
Increase (decrease) in net assets derived from
principal transactions	250	1,966	(14,763)	(338)
Total increase (decrease) in net assets	244	7,984	(12,987)	(256)
Net assets at December 31, 2007	244	153,507	57,552	4,303

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(2,917)	(876)	(78)
Total realized gain (loss) on investments
and capital gains distributions	14	8,373	1,124	184
Net unrealized appreciation (depreciation)
of investments	(103)	(69,280)	(18,792)	(1,532)
Net increase (decrease) in net assets from operations	(91)	(63,824)	(18,544)	(1,426)
Changes from principal transactions:
Premiums	-	18,099	12	-
Death Benefits	-	(1,914)	(619)	(33)
Surrenders and withdrawals	(22)	(11,624)	(10,858)	(638)
Transfers between Divisions
(including fixed account), net	-	101	54	6
Increase (decrease) in net assets derived from
principal transactions	(22)	4,662	(11,411)	(665)
Total increase (decrease) in net assets	(113)	(59,162)	(29,955)	(2,091)
Net assets at December 31, 2008	$ 131	$ 94,345	$ 27,597	$ 2,212

The accompanying notes are an integral part of these financial statements.

	87

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Capital	ING Capital
	Guardian U.S.	Guardian U.S.	ING	ING
	Equities	Equities	EquitiesPlus	EquitiesPlus
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 561,314	$ 11,099	$ 126,427	$ 33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,446)	(205)	2,048	-
Total realized gain (loss) on investments
and capital gains distributions	72,900	1,618	8,209	2
Net unrealized appreciation (depreciation)
of investments	(74,174)	(1,587)	(8,556)	(2)
Net increase (decrease) in net assets from operations	(9,720)	(174)	1,701	-
Changes from principal transactions:
Premiums	12,772	92	1,752	-
Surrenders and withdrawals	(91,416)	(2,442)	(23,425)	-
Benefit payments	(7,506)	(72)	(4,054)	-
Transfers between Divisions
(including fixed account), net	(8)	(2)	1	-
Increase (decrease) in net assets derived from
principal transactions	(86,158)	(2,424)	(25,726)	-
Total increase (decrease) in net assets	(95,878)	(2,598)	(24,025)	-
Net assets at December 31, 2007	465,436	8,501	102,402	33

Increase (decrease) in net assets
Operations:
Net investment income (loss)	288	(36)	6,498	2
Total realized gain (loss) on investments
and capital gains distributions	(13,678)	(1,031)	(18,728)	(6)
Net unrealized appreciation (depreciation)
of investments	(56,047)	(214)	(1,312)	(1)
Net increase (decrease) in net assets from operations	(69,437)	(1,281)	(13,542)	(5)
Changes from principal transactions:
Premiums	4,082	42	498	-
Death Benefits	(4,052)	(105)	(631)	-
Surrenders and withdrawals	(396,237)	(7,157)	(88,733)	(28)
Transfers between Divisions
(including fixed account), net	208	-	6	-
Increase (decrease) in net assets derived from
principal transactions	(395,999)	(7,220)	(88,860)	(28)
Total increase (decrease) in net assets	(465,436)	(8,501)	(102,402)	(33)
Net assets at December 31, 2008	$ -	$ -	$ -	$ -

The accompanying notes are an integral part of these financial statements.

	88

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Evergreen			ING FMRSM
	Health Sciences	ING Evergreen	ING Evergreen	Diversified Mid
	Portfolio -	Omega Portfolio	Omega Portfolio	Cap Portfolio -
	Service Class	- Service Class	- Service 2 Class	Service Class
Net assets at January 1, 2007	$ 192,226	$ 10,532	$ 1,331	$ 627,079

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,246)	(192)	(34)	(18,320)
Total realized gain (loss) on investments
and capital gains distributions	13,809	483	59	58,263
Net unrealized appreciation (depreciation)
of investments	1,835	486	87	47,387
Net increase (decrease) in net assets from operations	11,398	777	112	87,330
Changes from principal transactions:
Premiums	23,085	460	44	63,636
Surrenders and withdrawals	(19,590)	(3,181)	(174)	294,810
Benefit payments	(1,463)	(60)	(11)	(10,999)
Transfers between Divisions
(including fixed account), net	(21)	(1)	(1)	140
Increase (decrease) in net assets derived from
principal transactions	2,011	(2,782)	(142)	347,587
Total increase (decrease) in net assets	13,409	(2,005)	(30)	434,917
Net assets at December 31, 2007	205,635	8,527	1,301	1,061,996

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,148)	(152)	(28)	(12,891)
Total realized gain (loss) on investments
and capital gains distributions	9,968	(57)	137	60,933
Net unrealized appreciation (depreciation)
of investments	(75,064)	(2,013)	(467)	(463,280)
Net increase (decrease) in net assets from operations	(69,244)	(2,222)	(358)	(415,238)
Changes from principal transactions:
Premiums	21,772	1,032	-	69,623
Death Benefits	(1,430)	(47)	(8)	(13,694)
Surrenders and withdrawals	7,981	1,625	(135)	(122,565)
Transfers between Divisions
(including fixed account), net	35	1	2	960
Increase (decrease) in net assets derived from
principal transactions	28,358	2,611	(141)	(65,676)
Total increase (decrease) in net assets	(40,886)	389	(499)	(480,914)
Net assets at December 31, 2008	$ 164,749	$ 8,916	$ 802	$ 581,082

The accompanying notes are an integral part of these financial statements.

	89

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING FMRSM
	Diversified Mid	ING Focus 5	ING Franklin	ING Franklin
	Cap Portfolio -	Portfolio -	Income Portfolio	Income Portfolio
	Service 2 Class	Service Class	- Service Class	- Service 2 Class
Net assets at January 1, 2007	$ 36,090	$ -	$ 156,693	$ 2,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,087)	(28)	(2,903)	(88)
Total realized gain (loss) on investments
and capital gains distributions	1,785	126	4,924	126
Net unrealized appreciation (depreciation)
of investments	3,712	(2,310)	(5,414)	(205)
Net increase (decrease) in net assets from operations	4,410	(2,212)	(3,393)	(167)
Changes from principal transactions:
Premiums	733	68,220	109,305	872
Surrenders and withdrawals	6,060	33,534	82,850	5,448
Benefit payments	(213)	-	(3,427)	(48)
Transfers between Divisions
(including fixed account), net	(8)	(1)	48	(1)
Increase (decrease) in net assets derived from
principal transactions	6,572	101,753	188,776	6,271
Total increase (decrease) in net assets	10,982	99,541	185,383	6,104
Net assets at December 31, 2007	47,072	99,541	342,076	9,020

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(842)	(389)	2,763	25
Total realized gain (loss) on investments
and capital gains distributions	2,873	(7,459)	(5,413)	(547)
Net unrealized appreciation (depreciation)
of investments	(20,323)	(76,000)	(125,039)	(2,514)
Net increase (decrease) in net assets from operations	(18,292)	(83,848)	(127,689)	(3,036)
Changes from principal transactions:
Premiums	224	112,585	71,357	186
Death Benefits	(400)	(668)	(4,670)	(22)
Surrenders and withdrawals	(3,226)	3,132	6,955	(293)
Transfers between Divisions
(including fixed account), net	9	7	388	(3)
Increase (decrease) in net assets derived from
principal transactions	(3,393)	115,056	74,030	(132)
Total increase (decrease) in net assets	(21,685)	31,208	(53,659)	(3,168)
Net assets at December 31, 2008	$ 25,387	$ 130,749	$ 288,417	$ 5,852

The accompanying notes are an integral part of these financial statements.

	90

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Franklin
		Templeton
	ING Franklin	Founding	ING Global	ING Global
	Mutual Shares	Strategy	Real Estate	Real Estate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ -	$ -	$ 76,113	$ 1,807

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,728)	(3,032)	1,025	4
Total realized gain (loss) on investments
and capital gains distributions	2	(165)	5,763	116
Net unrealized appreciation (depreciation)
of investments	(455)	(10,625)	(23,323)	(481)
Net increase (decrease) in net assets from operations	(2,181)	(13,822)	(16,535)	(361)
Changes from principal transactions:
Premiums	53,844	408,324	65,604	780
Surrenders and withdrawals	148,367	126,300	20,835	509
Benefit payments	(623)	(178)	(633)	-
Transfers between Divisions
(including fixed account), net	78	(34)	11	1
Increase (decrease) in net assets derived from
principal transactions	201,666	534,412	85,817	1,290
Total increase (decrease) in net assets	199,485	520,590	69,282	929
Net assets at December 31, 2007	199,485	520,590	145,395	2,736

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,201	(16,020)	(3,367)	(61)
Total realized gain (loss) on investments
and capital gains distributions	(6,659)	(5,642)	(9,292)	(169)
Net unrealized appreciation (depreciation)
of investments	(82,809)	(305,460)	(69,097)	(1,052)
Net increase (decrease) in net assets from operations	(87,267)	(327,122)	(81,756)	(1,282)
Changes from principal transactions:
Premiums	42,441	378,301	44,889	38
Death Benefits	(2,111)	(4,052)	(1,440)	(45)
Surrenders and withdrawals	(6,388)	115,827	11,290	248
Transfers between Divisions
(including fixed account), net	154	475	172	-
Increase (decrease) in net assets derived from
principal transactions	34,096	490,551	54,911	241
Total increase (decrease) in net assets	(53,171)	163,429	(26,845)	(1,041)
Net assets at December 31, 2008	$ 146,314	$ 684,019	$ 118,550	$ 1,695

The accompanying notes are an integral part of these financial statements.

	91

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Global	ING Global	ING Global	ING Global
	Resources	Resources	Technology	Technology
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 529,809	$ 31,781	$ 80,357	$ 6,829

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,135)	(895)	(2,120)	(167)
Total realized gain (loss) on investments
and capital gains distributions	95,240	5,560	2,637	174
Net unrealized appreciation (depreciation)
of investments	83,891	4,867	4,125	414
Net increase (decrease) in net assets from operations	164,996	9,532	4,642	421
Changes from principal transactions:
Premiums	117,060	964	18,087	195
Surrenders and withdrawals	21,380	(961)	27,350	(116)
Benefit payments	(5,246)	(141)	(872)	(32)
Transfers between Divisions
(including fixed account), net	48	(6)	(7)	(1)
Increase (decrease) in net assets derived from
principal transactions	133,242	(144)	44,558	46
Total increase (decrease) in net assets	298,238	9,388	49,200	467
Net assets at December 31, 2007	828,047	41,169	129,557	7,296

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,155)	(428)	(788)	(48)
Total realized gain (loss) on investments
and capital gains distributions	157,644	7,343	(3,918)	(20)
Net unrealized appreciation (depreciation)
of investments	(567,168)	(24,926)	(5,882)	(524)
Net increase (decrease) in net assets from operations	(414,679)	(18,011)	(10,588)	(592)
Changes from principal transactions:
Premiums	151,559	728	7,057	12
Death Benefits	(6,652)	(251)	(253)	-
Surrenders and withdrawals	(11,801)	(1,108)	(125,776)	(6,716)
Transfers between Divisions
(including fixed account), net	527	4	3	-
Increase (decrease) in net assets derived from
principal transactions	133,633	(627)	(118,969)	(6,704)
Total increase (decrease) in net assets	(281,046)	(18,638)	(129,557)	(7,296)
Net assets at December 31, 2008	$ 547,001	$ 22,531	$ -	$ -

The accompanying notes are an integral part of these financial statements.

	92

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING	ING
	International	International
	Growth	Growth	ING Janus	ING Janus
	Opportunities	Opportunities	Contrarian	Contrarian
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 155,944	$ 10,449	$ 149,666	$ 7,234

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,217)	(154)	(11,775)	(722)
Total realized gain (loss) on investments
and capital gains distributions	36,139	2,299	27,504	2,074
Net unrealized appreciation (depreciation)
of investments	(12,310)	(598)	37,721	1,190
Net increase (decrease) in net assets from operations	22,612	1,547	53,450	2,542
Changes from principal transactions:
Premiums	76	2	104,170	863
Surrenders and withdrawals	(33,044)	(1,113)	481,718	28,911
Benefit payments	(3,233)	(54)	(4,382)	(127)
Transfers between Divisions
(including fixed account), net	23	(8)	(7)	(10)
Increase (decrease) in net assets derived from
principal transactions	(36,178)	(1,173)	581,499	29,637
Total increase (decrease) in net assets	(13,566)	374	634,949	32,179
Net assets at December 31, 2007	142,378	10,823	784,615	39,413

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(851)	(126)	(11,329)	(689)
Total realized gain (loss) on investments
and capital gains distributions	21,250	1,765	75,912	3,638
Net unrealized appreciation (depreciation)
of investments	(87,278)	(7,142)	(482,952)	(22,459)
Net increase (decrease) in net assets from operations	(66,879)	(5,503)	(418,369)	(19,510)
Changes from principal transactions:
Premiums	12	-	108,758	282
Death Benefits	(2,214)	(26)	(8,543)	(390)
Surrenders and withdrawals	(20,283)	(841)	(59,259)	(1,044)
Transfers between Divisions
(including fixed account), net	155	(2)	771	(6)
Increase (decrease) in net assets derived from
principal transactions	(22,330)	(869)	41,727	(1,158)
Total increase (decrease) in net assets	(89,209)	(6,372)	(376,642)	(20,668)
Net assets at December 31, 2008	$ 53,169	$ 4,451	$ 407,973	$ 18,745

The accompanying notes are an integral part of these financial statements.

	93

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Emerging	Emerging	ING JPMorgan	ING JPMorgan
	Markets Equity	Markets Equity	Small Cap Core	Small Cap Core
	Portfolio -	Portfolio -	Equity Portfolio	Equity Portfolio
	Adviser Class	Service Class	- Service Class	- Service 2 Class
Net assets at January 1, 2007	$ 35,277	$ 502,767	$ 239,483	$ 54,102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(620)	(7,770)	(5,372)	(1,367)
Total realized gain (loss) on investments
and capital gains distributions	2,999	48,390	24,472	4,862
Net unrealized appreciation (depreciation)
of investments	9,866	148,973	(29,037)	(5,755)
Net increase (decrease) in net assets from operations	12,245	189,593	(9,937)	(2,260)
Changes from principal transactions:
Premiums	1,489	125,911	40,480	857
Surrenders and withdrawals	(958)	54,416	(31,253)	(1,226)
Benefit payments	(224)	(5,565)	(2,366)	(503)
Transfers between Divisions
(including fixed account), net	(16)	228	(20)	(11)
Increase (decrease) in net assets derived from
principal transactions	291	174,990	6,841	(883)
Total increase (decrease) in net assets	12,536	364,583	(3,096)	(3,143)
Net assets at December 31, 2007	47,813	867,350	236,387	50,959

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(152)	835	(3,686)	(992)
Total realized gain (loss) on investments
and capital gains distributions	5,170	97,310	11,625	4,188
Net unrealized appreciation (depreciation)
of investments	(29,383)	(565,466)	(73,261)	(18,127)
Net increase (decrease) in net assets from operations	(24,365)	(467,321)	(65,322)	(14,931)
Changes from principal transactions:
Premiums	424	133,882	9,101	64
Death Benefits	(372)	(6,376)	(1,567)	(164)
Surrenders and withdrawals	(2,816)	(113,007)	(52,474)	(5,944)
Transfers between Divisions
(including fixed account), net	2	340	198	24
Increase (decrease) in net assets derived from
principal transactions	(2,762)	14,839	(44,742)	(6,020)
Total increase (decrease) in net assets	(27,127)	(452,482)	(110,064)	(20,951)
Net assets at December 31, 2008	$ 20,686	$ 414,868	$ 126,323	$ 30,008

The accompanying notes are an integral part of these financial statements.

	94

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING JPMorgan	ING JPMorgan
	Value	Value	ING Julius Baer	ING Julius Baer
	Opportunities	Opportunities	Foreign	Foreign
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 69,946	$ 1,710	$ 630,618	$ 64,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(398)	(23)	(16,720)	(1,749)
Total realized gain (loss) on investments
and capital gains distributions	11,044	216	78,973	6,978
Net unrealized appreciation (depreciation)
of investments	(11,103)	(246)	31,339	3,452
Net increase (decrease) in net assets from operations	(457)	(53)	93,592	8,681
Changes from principal transactions:
Premiums	3,373	47	177,018	2,735
Surrenders and withdrawals	(30,858)	(31)	12,612	(1,023)
Benefit payments	(542)	-	(5,418)	(602)
Transfers between Divisions
(including fixed account), net	8	1	(29)	(13)
Increase (decrease) in net assets derived from
principal transactions	(28,019)	17	184,183	1,097
Total increase (decrease) in net assets	(28,476)	(36)	277,775	9,778
Net assets at December 31, 2007	41,470	1,674	908,393	74,247

Increase (decrease) in net assets
Operations:
Net investment income (loss)	272	-	(17,585)	(1,529)
Total realized gain (loss) on investments
and capital gains distributions	491	78	95,942	7,609
Net unrealized appreciation (depreciation)
of investments	(15,071)	(617)	(497,266)	(39,130)
Net increase (decrease) in net assets from operations	(14,308)	(539)	(418,909)	(33,050)
Changes from principal transactions:
Premiums	198	-	133,540	527
Death Benefits	(991)	(11)	(6,321)	(565)
Surrenders and withdrawals	(8,243)	(434)	(118,122)	(2,203)
Transfers between Divisions
(including fixed account), net	98	-	688	(1)
Increase (decrease) in net assets derived from
principal transactions	(8,938)	(445)	9,785	(2,242)
Total increase (decrease) in net assets	(23,246)	(984)	(409,124)	(35,292)
Net assets at December 31, 2008	$ 18,224	$ 690	$ 499,269	$ 38,955

The accompanying notes are an integral part of these financial statements.

	95

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING LifeStyle	ING LifeStyle
	ING Legg	ING Legg	Aggressive	Aggressive
	Mason Value	Mason Value	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 419,720	$ 29,989	$ 1,135,564	$ 2,529

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(8,647)	(700)	(23,764)	(59)
Total realized gain (loss) on investments
and capital gains distributions	25,816	1,295	62,660	221
Net unrealized appreciation (depreciation)
of investments	(47,024)	(2,876)	(34,818)	(180)
Net increase (decrease) in net assets from operations	(29,855)	(2,281)	4,078	(18)
Changes from principal transactions:
Premiums	28,936	392	239,353	120
Surrenders and withdrawals	(62,050)	(2,412)	(42,652)	1,696
Benefit payments	(4,092)	(313)	(10,423)	-
Transfers between Divisions
(including fixed account), net	38	39	(24)	1
Increase (decrease) in net assets derived from
principal transactions	(37,168)	(2,294)	186,254	1,817
Total increase (decrease) in net assets	(67,023)	(4,575)	190,332	1,799
Net assets at December 31, 2007	352,697	25,414	1,325,896	4,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,239)	(439)	(9,869)	(31)
Total realized gain (loss) on investments
and capital gains distributions	47,518	2,995	117,341	193
Net unrealized appreciation (depreciation)
of investments	(219,795)	(15,817)	(678,526)	(2,130)
Net increase (decrease) in net assets from operations	(177,516)	(13,261)	(571,054)	(1,968)
Changes from principal transactions:
Premiums	7,812	62	121,061	24
Death Benefits	(3,753)	(142)	(10,495)	-
Surrenders and withdrawals	(52,365)	(2,380)	(115,510)	381
Transfers between Divisions
(including fixed account), net	177	15	754	(1)
Increase (decrease) in net assets derived from
principal transactions	(48,129)	(2,445)	(4,190)	404
Total increase (decrease) in net assets	(225,645)	(15,706)	(575,244)	(1,564)
Net assets at December 31, 2008	$ 127,052	$ 9,708	$ 750,652	$ 2,764

The accompanying notes are an integral part of these financial statements.

	96

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING LifeStyle
	ING LifeStyle	ING LifeStyle	ING LifeStyle	Moderate
	Conservative	Growth	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ -	$ 2,719,322	$ 8,291	$ 2,131,406

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	(47,888)	(162)	(27,263)
Total realized gain (loss) on investments
and capital gains distributions	-	90,575	453	64,587
Net unrealized appreciation (depreciation)
of investments	-	(22,052)	(235)	6,214
Net increase (decrease) in net assets from operations	-	20,635	56	43,538
Changes from principal transactions:
Premiums	-	1,177,534	2,042	787,313
Surrenders and withdrawals	-	(21,042)	2,028	14,453
Benefit payments	-	(22,170)	(130)	(22,819)
Transfers between Divisions
(including fixed account), net	-	128	(1)	64
Increase (decrease) in net assets derived from
principal transactions	-	1,134,450	3,939	779,011
Total increase (decrease) in net assets	-	1,155,085	3,995	822,549
Net assets at December 31, 2007	-	3,874,407	12,286	2,953,955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(571)	(28,650)	(117)	(12,154)
Total realized gain (loss) on investments
and capital gains distributions	(189)	223,784	591	138,281
Net unrealized appreciation (depreciation)
of investments	699	(1,870,893)	(5,865)	(1,253,846)
Net increase (decrease) in net assets from operations	(61)	(1,675,759)	(5,391)	(1,127,719)
Changes from principal transactions:
Premiums	23,180	974,517	61	727,288
Death Benefits	(41)	(26,560)	(75)	(34,186)
Surrenders and withdrawals	104,743	(225,129)	2,684	(88,972)
Transfers between Divisions
(including fixed account), net	13	2,516	8	2,364
Increase (decrease) in net assets derived from
principal transactions	127,895	725,344	2,678	606,494
Total increase (decrease) in net assets	127,834	(950,415)	(2,713)	(521,225)
Net assets at December 31, 2008	$ 127,834	$ 2,923,992	$ 9,573	$ 2,432,730

The accompanying notes are an integral part of these financial statements.

	97

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING LifeStyle
	Moderate	ING LifeStyle	ING LifeStyle	ING Limited
	Growth	Moderate	Moderate	Maturity Bond
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ 5,180	$ 903,677	$ 7,718	$ 216,291

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(122)	(8,456)	(92)	408
Total realized gain (loss) on investments
and capital gains distributions	341	31,654	444	(2,858)
Net unrealized appreciation (depreciation)
of investments	(212)	2,555	(178)	9,780
Net increase (decrease) in net assets from operations	7	25,753	174	7,330
Changes from principal transactions:
Premiums	2,287	283,841	592	124
Surrenders and withdrawals	8,836	94,425	5,128	(41,957)
Benefit payments	-	(17,481)	-	(5,358)
Transfers between Divisions
(including fixed account), net	(2)	399	(3)	36
Increase (decrease) in net assets derived from
principal transactions	11,121	361,184	5,717	(47,155)
Total increase (decrease) in net assets	11,128	386,937	5,891	(39,825)
Net assets at December 31, 2007	16,308	1,290,614	13,609	176,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(86)	(5,712)	(83)	7,130
Total realized gain (loss) on investments
and capital gains distributions	110	49,634	(336)	(1,888)
Net unrealized appreciation (depreciation)
of investments	(5,855)	(520,340)	(4,334)	(8,045)
Net increase (decrease) in net assets from operations	(5,831)	(476,418)	(4,753)	(2,803)
Changes from principal transactions:
Premiums	87	379,139	175	31
Death Benefits	(268)	(18,641)	(106)	(5,887)
Surrenders and withdrawals	849	225,380	2,392	(37,504)
Transfers between Divisions
(including fixed account), net	8	1,332	(3)	92
Increase (decrease) in net assets derived from
principal transactions	676	587,210	2,458	(43,268)
Total increase (decrease) in net assets	(5,155)	110,792	(2,295)	(46,071)
Net assets at December 31, 2008	$ 11,153	$ 1,401,406	$ 11,314	$ 130,395

The accompanying notes are an integral part of these financial statements.

	98

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Lord	ING Lord
			Abbett	Abbett
	ING Liquid	ING Liquid	Affiliated	Affiliated
	Assets Portfolio	Assets Portfolio	Portfolio -	Portfolio -
	- Service Class	- Service 2 Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ 710,117	$ 15,430	$ 155,652	$ 3,685

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18,376)	(604)	(657)	(29)
Total realized gain (loss) on investments
and capital gains distributions	-	-	11,917	201
Net unrealized appreciation (depreciation)
of investments	-	-	(7,851)	(104)
Net increase (decrease) in net assets from operations	(18,376)	(604)	3,409	68
Changes from principal transactions:
Premiums	494,064	612	4,042	85
Surrenders and withdrawals	(116,872)	8,784	(39,694)	(379)
Benefit payments	(20,192)	(4)	(1,409)	(29)
Transfers between Divisions
(including fixed account), net	1,277	(5)	6	(2)
Increase (decrease) in net assets derived from
principal transactions	358,277	9,387	(37,055)	(325)
Total increase (decrease) in net assets	339,901	8,783	(33,646)	(257)
Net assets at December 31, 2007	1,050,018	24,213	122,006	3,428

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(41,481)	(1,686)	201	(6)
Total realized gain (loss) on investments
and capital gains distributions	-	-	16,416	344
Net unrealized appreciation (depreciation)
of investments	-	-	(57,280)	(1,577)
Net increase (decrease) in net assets from operations	(41,481)	(1,686)	(40,663)	(1,239)
Changes from principal transactions:
Premiums	735,356	53	31	-
Death Benefits	(36,720)	(242)	(1,707)	(26)
Surrenders and withdrawals	617,174	33,949	(21,124)	(273)
Transfers between Divisions
(including fixed account), net	7,120	1	68	2
Increase (decrease) in net assets derived from
principal transactions	1,322,930	33,761	(22,732)	(297)
Total increase (decrease) in net assets	1,281,449	32,075	(63,395)	(1,536)
Net assets at December 31, 2008	$ 2,331,467	$ 56,288	$ 58,611	$ 1,892

The accompanying notes are an integral part of these financial statements.

	99

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING Marsico
	ING Marsico	ING Marsico	International
	Growth	Growth	Opportunities	ING MFS Total
	Portfolio -	Portfolio -	Portfolio -	Return Portfolio
	Service Class	Service 2 Class	Service Class	- Service Class
Net assets at January 1, 2007	$ 732,265	$ 24,784	$ 179,220	$ 1,227,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(14,711)	(632)	(2,718)	9,168
Total realized gain (loss) on investments
and capital gains distributions	59,940	1,091	25,222	83,426
Net unrealized appreciation (depreciation)
of investments	36,011	2,297	11,924	(66,389)
Net increase (decrease) in net assets from operations	81,240	2,756	34,428	26,205
Changes from principal transactions:
Premiums	44,055	603	44,830	56,305
Surrenders and withdrawals	(84,479)	(1,496)	38,034	(173,300)
Benefit payments	(15,477)	(196)	(1,566)	(22,415)
Transfers between Divisions
(including fixed account), net	590	(5)	10	216
Increase (decrease) in net assets derived from
principal transactions	(55,311)	(1,094)	81,308	(139,194)
Total increase (decrease) in net assets	25,929	1,662	115,736	(112,989)
Net assets at December 31, 2007	758,194	26,446	294,956	1,114,781

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9,204)	(460)	(3,203)	35,236
Total realized gain (loss) on investments
and capital gains distributions	41,314	574	29,184	79,731
Net unrealized appreciation (depreciation)
of investments	(328,018)	(10,684)	(190,583)	(364,961)
Net increase (decrease) in net assets from operations	(295,908)	(10,570)	(164,602)	(249,994)
Changes from principal transactions:
Premiums	40,933	68	51,626	58,464
Death Benefits	(12,388)	(178)	(2,348)	(19,652)
Surrenders and withdrawals	(94,435)	(1,488)	(19,640)	(163,640)
Transfers between Divisions
(including fixed account), net	1,040	(1)	199	780
Increase (decrease) in net assets derived from
principal transactions	(64,850)	(1,599)	29,837	(124,048)
Total increase (decrease) in net assets	(360,758)	(12,169)	(134,765)	(374,042)
Net assets at December 31, 2008	$ 397,436	$ 14,277	$ 160,191	$ 740,739

The accompanying notes are an integral part of these financial statements.

	100

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING MFS	ING Mid Cap	ING Mid Cap
	ING MFS Total	Utilities	Growth	Growth
	Return Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service Class	Service Class 2
Net assets at January 1, 2007	$ 52,787	$ 264,982	$ 473,531	$ 19,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	177	(5,724)	(8,624)	(475)
Total realized gain (loss) on investments
and capital gains distributions	3,914	35,665	45,430	651
Net unrealized appreciation (depreciation)
of investments	(3,319)	45,230	(37,664)	(407)
Net increase (decrease) in net assets from operations	772	75,171	(858)	(231)
Changes from principal transactions:
Premiums	848	92,266	4,388	327
Surrenders and withdrawals	(4,733)	69,950	(92,081)	(1,774)
Benefit payments	(299)	(2,711)	(7,528)	(121)
Transfers between Divisions
(including fixed account), net	(9)	46	109	-
Increase (decrease) in net assets derived from
principal transactions	(4,193)	159,551	(95,112)	(1,568)
Total increase (decrease) in net assets	(3,421)	234,722	(95,970)	(1,799)
Net assets at December 31, 2007	49,366	499,704	377,561	17,919

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,231	4,391	(1,968)	(117)
Total realized gain (loss) on investments
and capital gains distributions	2,822	69,437	79,571	732
Net unrealized appreciation (depreciation)
of investments	(15,324)	(304,761)	(113,766)	(2,364)
Net increase (decrease) in net assets from operations	(11,271)	(230,933)	(36,163)	(1,749)
Changes from principal transactions:
Premiums	102	108,682	34	-
Death Benefits	(403)	(5,263)	(2,238)	(205)
Surrenders and withdrawals	(5,094)	(24,774)	(339,431)	(15,968)
Transfers between Divisions
(including fixed account), net	5	409	237	3
Increase (decrease) in net assets derived from
principal transactions	(5,390)	79,054	(341,398)	(16,170)
Total increase (decrease) in net assets	(16,661)	(151,879)	(377,561)	(17,919)
Net assets at December 31, 2008	$ 32,705	$ 347,825	$ -	$ -

The accompanying notes are an integral part of these financial statements.

	101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Multi-	ING
	Manager	Oppenheimer	ING	ING
	International	Active Asset	Oppenheimer	Oppenheimer
	Small Cap	Allocation	Main Street	Main Street
	Portfolio -	Portfolio -	Portfolio® -	Portfolio® -
	Class S	Service Class	Service Class	Service 2 Class
Net assets at January 1, 2007	$ -	$ -	$ 435,688	$ 5,158

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(3,928)	(79)
Total realized gain (loss) on investments
and capital gains distributions	-	-	35,251	267
Net unrealized appreciation (depreciation)
of investments	-	-	(19,974)	(83)
Net increase (decrease) in net assets from operations	-	-	11,349	105
Changes from principal transactions:
Premiums	-	-	13,517	151
Surrenders and withdrawals	-	-	(72,242)	(551)
Benefit payments	-	-	(9,061)	-
Transfers between Divisions
(including fixed account), net	-	-	53	(2)
Increase (decrease) in net assets derived from
principal transactions	-	-	(67,733)	(402)
Total increase (decrease) in net assets	-	-	(56,384)	(297)
Net assets at December 31, 2007	-	-	379,304	4,861

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(30)	22	1,553	(12)
Total realized gain (loss) on investments
and capital gains distributions	(652)	-	17,421	94
Net unrealized appreciation (depreciation)
of investments	(852)	25	(159,619)	(1,955)
Net increase (decrease) in net assets from operations	(1,534)	47	(140,645)	(1,873)
Changes from principal transactions:
Premiums	2,385	2,909	9,761	26
Death Benefits	(3)	-	(6,932)	(41)
Surrenders and withdrawals	1,788	515	(46,260)	(340)
Transfers between Divisions
(including fixed account), net	-	-	236	-
Increase (decrease) in net assets derived from
principal transactions	4,170	3,424	(43,195)	(355)
Total increase (decrease) in net assets	2,636	3,471	(183,840)	(2,228)
Net assets at December 31, 2008	$ 2,636	$ 3,471	$ 195,464	$ 2,633

The accompanying notes are an integral part of these financial statements.

	102

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING PIMCO	ING PIMCO	ING PIMCO
	Core Bond	Core Bond	High Yield	ING Pioneer
	Portfolio -	Portfolio -	Portfolio -	Fund Portfolio -
	Service Class	Service 2 Class	Service Class	Service Class
Net assets at January 1, 2007	$ 629,159	$ 41,970	$ 649,202	$ 98,275

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,855	404	28,929	(1,171)
Total realized gain (loss) on investments
and capital gains distributions	3,259	120	4,282	6,641
Net unrealized appreciation (depreciation)
of investments	39,023	2,173	(30,644)	(2,725)
Net increase (decrease) in net assets from operations	50,137	2,697	2,567	2,745
Changes from principal transactions:
Premiums	210,870	438	42,149	10,637
Surrenders and withdrawals	83,660	3,132	(111,114)	(20,692)
Benefit payments	(10,536)	(569)	(8,402)	(1,194)
Transfers between Divisions
(including fixed account), net	39	(9)	105	1
Increase (decrease) in net assets derived from
principal transactions	284,033	2,992	(77,262)	(11,248)
Total increase (decrease) in net assets	334,170	5,689	(74,695)	(8,503)
Net assets at December 31, 2007	963,329	47,659	574,507	89,772

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,065	248	29,128	311
Total realized gain (loss) on investments
and capital gains distributions	26,706	971	(28,548)	3,267
Net unrealized appreciation (depreciation)
of investments	(24,763)	(534)	(119,890)	(32,243)
Net increase (decrease) in net assets from operations	18,008	685	(119,310)	(28,665)
Changes from principal transactions:
Premiums	544,471	530	12,172	3,746
Death Benefits	(19,557)	(548)	(8,960)	(590)
Surrenders and withdrawals	604,672	13,059	(132,629)	(18,609)
Transfers between Divisions
(including fixed account), net	1,351	18	384	73
Increase (decrease) in net assets derived from
principal transactions	1,130,937	13,059	(129,033)	(15,380)
Total increase (decrease) in net assets	1,148,945	13,744	(248,343)	(44,045)
Net assets at December 31, 2008	$ 2,112,274	$ 61,403	$ 326,164	$ 45,727

The accompanying notes are an integral part of these financial statements.

	103

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING T. Rowe	ING T. Rowe
	ING Pioneer	Price Capital	Price Capital	ING T. Rowe
	Mid Cap Value	Appreciation	Appreciation	Price Equity
	Portfolio -	Portfolio -	Portfolio -	Income Portfolio
	Service Class	Service Class	Service 2 Class	- Service Class
Net assets at January 1, 2007	$ 627,662	$ 2,587,523	$ 115,607	$ 1,025,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,046)	(9,555)	(946)	(7,686)
Total realized gain (loss) on investments
and capital gains distributions	44,941	309,725	14,745	74,008
Net unrealized appreciation (depreciation)
of investments	(13,818)	(245,301)	(11,696)	(55,478)
Net increase (decrease) in net assets from operations	19,077	54,869	2,103	10,844
Changes from principal transactions:
Premiums	70,735	353,350	1,689	65,288
Surrenders and withdrawals	(63,793)	(257,732)	(7,044)	(143,016)
Benefit payments	(4,768)	(31,204)	(519)	(13,286)
Transfers between Divisions
(including fixed account), net	(28)	68	(25)	186
Increase (decrease) in net assets derived from
principal transactions	2,146	64,482	(5,899)	(90,828)
Total increase (decrease) in net assets	21,223	119,351	(3,796)	(79,984)
Net assets at December 31, 2007	648,885	2,706,874	111,811	945,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,246)	47,843	1,006	14,583
Total realized gain (loss) on investments
and capital gains distributions	26,099	266,409	8,218	66,730
Net unrealized appreciation (depreciation)
of investments	(282,330)	(1,115,753)	(40,232)	(417,963)
Net increase (decrease) in net assets from operations	(260,477)	(801,501)	(31,008)	(336,650)
Changes from principal transactions:
Premiums	38,279	347,161	535	51,317
Death Benefits	(6,276)	(35,146)	(486)	(11,855)
Surrenders and withdrawals	73,101	(257,446)	(11,331)	(95,089)
Transfers between Divisions
(including fixed account), net	687	2,090	8	733
Increase (decrease) in net assets derived from
principal transactions	105,791	56,659	(11,274)	(54,894)
Total increase (decrease) in net assets	(154,686)	(744,842)	(42,282)	(391,544)
Net assets at December 31, 2008	$ 494,199	$ 1,962,032	$ 69,529	$ 553,960

The accompanying notes are an integral part of these financial statements.

	104

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING T. Rowe	ING Templeton	ING Templeton	ING UBS U.S.
	Price Equity	Global Growth	Global Growth	Allocation
	Income Portfolio	Portfolio -	Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ 36,444	$ 466,167	$ 8,479	$ 103,723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(418)	(4,928)	(138)	(105)
Total realized gain (loss) on investments
and capital gains distributions	2,495	27,223	488	12,041
Net unrealized appreciation (depreciation)
of investments	(1,826)	(20,872)	(368)	(11,739)
Net increase (decrease) in net assets from operations	251	1,423	(18)	197
Changes from principal transactions:
Premiums	595	54,677	383	36
Surrenders and withdrawals	(2,327)	(68,290)	(666)	(18,225)
Benefit payments	(246)	(6,221)	(6)	(1,241)
Transfers between Divisions
(including fixed account), net	(3)	316	(3)	(11)
Increase (decrease) in net assets derived from
principal transactions	(1,981)	(19,518)	(292)	(19,441)
Total increase (decrease) in net assets	(1,730)	(18,095)	(310)	(19,244)
Net assets at December 31, 2007	34,714	448,072	8,169	84,479

Increase (decrease) in net assets
Operations:
Net investment income (loss)	354	(3,928)	(108)	1,692
Total realized gain (loss) on investments
and capital gains distributions	2,322	23,014	373	2,320
Net unrealized appreciation (depreciation)
of investments	(15,168)	(192,003)	(3,147)	(8,827)
Net increase (decrease) in net assets from operations	(12,492)	(172,917)	(2,882)	(4,815)
Changes from principal transactions:
Premiums	154	24,014	76	15
Death Benefits	(113)	(5,219)	(21)	(248)
Surrenders and withdrawals	(2,123)	(59,735)	(1,604)	(79,442)
Transfers between Divisions
(including fixed account), net	20	225	-	11
Increase (decrease) in net assets derived from
principal transactions	(2,062)	(40,715)	(1,549)	(79,664)
Total increase (decrease) in net assets	(14,554)	(213,632)	(4,431)	(84,479)
Net assets at December 31, 2008	$ 20,160	$ 234,440	$ 3,738	$ -

The accompanying notes are an integral part of these financial statements.

	105

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Van	ING Van	ING Van
	ING UBS U.S.	Kampen Capital	Kampen Capital	Kampen Global
	Allocation	Growth	Growth	Franchise
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ 5,333	$ 56,357	$ 13,405	$ 308,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(32)	(1,295)	(345)	(7,821)
Total realized gain (loss) on investments
and capital gains distributions	553	6,110	1,126	32,575
Net unrealized appreciation (depreciation)
of investments	(539)	4,882	1,534	(2,719)
Net increase (decrease) in net assets from operations	(18)	9,697	2,315	22,035
Changes from principal transactions:
Premiums	(2)	1,552	121	57,919
Surrenders and withdrawals	(738)	(12,667)	(1,384)	(45,318)
Benefit payments	-	(698)	-	(3,178)
Transfers between Divisions
(including fixed account), net	(1)	(8)	(2)	(5)
Increase (decrease) in net assets derived from
principal transactions	(741)	(11,821)	(1,265)	9,418
Total increase (decrease) in net assets	(759)	(2,124)	1,050	31,453
Net assets at December 31, 2007	4,574	54,233	14,455	339,631

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87	(3,132)	(101)	(1,327)
Total realized gain (loss) on investments
and capital gains distributions	(114)	2,535	2,823	27,416
Net unrealized appreciation (depreciation)
of investments	(244)	(105,018)	(3,582)	(126,436)
Net increase (decrease) in net assets from operations	(271)	(105,615)	(860)	(100,347)
Changes from principal transactions:
Premiums	-	6,646	14	30,043
Death Benefits	(7)	(1,161)	(12)	(1,843)
Surrenders and withdrawals	(4,296)	156,622	(13,585)	(52,106)
Transfers between Divisions
(including fixed account), net	-	112	-	269
Increase (decrease) in net assets derived from
principal transactions	(4,303)	162,219	(13,583)	(23,637)
Total increase (decrease) in net assets	(4,574)	56,604	(14,443)	(123,984)
Net assets at December 31, 2008	$ -	$ 110,837	$ 12	$ 215,647

The accompanying notes are an integral part of these financial statements.

	106

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Van
	ING Van	Kampen Global	ING Van	ING Van
	Kampen Global	Tactical Asset	Kampen	Kampen
	Franchise	Allocation	Growth and	Growth and
	Portfolio -	Portfolio -	Income Portfolio	Income Portfolio
	Service 2 Class	Service Class	- Service Class	- Service 2 Class
Net assets at January 1, 2007	$ 84,046	$ -	$ 851,385	$ 80,594

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,153)	-	(3,783)	(881)
Total realized gain (loss) on investments
and capital gains distributions	5,461	-	72,861	7,511
Net unrealized appreciation (depreciation)
of investments	2,458	-	(61,555)	(6,569)
Net increase (decrease) in net assets from operations	5,766	-	7,523	61
Changes from principal transactions:
Premiums	1,827	-	35,284	1,121
Surrenders and withdrawals	(4,385)	-	(139,852)	(4,320)
Benefit payments	(438)	-	(15,177)	(385)
Transfers between Divisions
(including fixed account), net	(22)	-	42	24
Increase (decrease) in net assets derived from
principal transactions	(3,018)	-	(119,703)	(3,560)
Total increase (decrease) in net assets	2,748	-	(112,180)	(3,499)
Net assets at December 31, 2007	86,794	-	739,205	77,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(608)	(6)	10,132	533
Total realized gain (loss) on investments
and capital gains distributions	7,589	(39)	35,543	5,421
Net unrealized appreciation (depreciation)
of investments	(32,223)	101	(274,166)	(30,500)
Net increase (decrease) in net assets from operations	(25,242)	56	(228,491)	(24,546)
Changes from principal transactions:
Premiums	237	1,582	30,636	496
Death Benefits	(643)	-	(14,705)	(415)
Surrenders and withdrawals	(7,921)	1,087	(98,282)	(7,970)
Transfers between Divisions
(including fixed account), net	56	-	593	2
Increase (decrease) in net assets derived from
principal transactions	(8,271)	2,669	(81,758)	(7,887)
Total increase (decrease) in net assets	(33,513)	2,725	(310,249)	(32,433)
Net assets at December 31, 2008	$ 53,281	$ 2,725	$ 428,956	$ 44,662

The accompanying notes are an integral part of these financial statements.

	107

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Van			ING VP Index
	Kampen Large	ING Van	ING Van	Plus
	Cap Growth	Kampen Real	Kampen Real	International
	Portfolio -	Estate Portfolio	Estate Portfolio	Equity Portfolio
	Service Class	- Service Class	- Service 2 Class	- Service Class
Net assets at January 1, 2007	$ 185,025	$ 970,402	$ 40,981	$ 32,572

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,855)	(9,042)	(558)	(963)
Total realized gain (loss) on investments
and capital gains distributions	1,259	250,976	6,608	4,798
Net unrealized appreciation (depreciation)
of investments	4,782	(393,403)	(13,709)	(280)
Net increase (decrease) in net assets from operations	2,186	(151,469)	(7,659)	3,555
Changes from principal transactions:
Premiums	4,533	85,266	823	9,158
Surrenders and withdrawals	(29,905)	(317,355)	(3,388)	(4,106)
Benefit payments	(1,229)	(8,036)	(178)	(178)
Transfers between Divisions
(including fixed account), net	33	26	(10)	28
Increase (decrease) in net assets derived from
principal transactions	(26,568)	(240,099)	(2,753)	4,902
Total increase (decrease) in net assets	(24,382)	(391,568)	(10,412)	8,457
Net assets at December 31, 2007	160,643	578,834	30,569	41,029

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(631)	(5,413)	(411)	1,178
Total realized gain (loss) on investments
and capital gains distributions	(3,066)	82,687	4,652	4,668
Net unrealized appreciation (depreciation)
of investments	(5,108)	(269,772)	(15,142)	(21,719)
Net increase (decrease) in net assets from operations	(8,805)	(192,498)	(10,901)	(15,873)
Changes from principal transactions:
Premiums	1,745	10,443	219	1,354
Death Benefits	(770)	(5,616)	(134)	(272)
Surrenders and withdrawals	(152,818)	(120,639)	(3,901)	(9,007)
Transfers between Divisions
(including fixed account), net	5	314	4	18
Increase (decrease) in net assets derived from
principal transactions	(151,838)	(115,498)	(3,812)	(7,907)
Total increase (decrease) in net assets	(160,643)	(307,996)	(14,713)	(23,780)
Net assets at December 31, 2008	$ -	$ 270,838	$ 15,856	$ 17,249

The accompanying notes are an integral part of these financial statements.

	108

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Index	ING Wells	ING Wells	ING Wells
	Plus	Fargo	Fargo	Fargo Small
	International	Disciplined	Disciplined	Cap Disciplined
	Equity Portfolio	Value Portfolio -	Value Portfolio -	Portfolio -
	- Service 2 Class	Service Class	Service 2 Class	Service Class
Net assets at January 1, 2007	$ 688	$ 275,268	$ 4,737	$ 24,614

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(2,158)	(73)	(478)
Total realized gain (loss) on investments
and capital gains distributions	72	28,889	201	1,287
Net unrealized appreciation (depreciation)
of investments	(5)	(37,758)	(402)	(1,634)
Net increase (decrease) in net assets from operations	44	(11,027)	(274)	(825)
Changes from principal transactions:
Premiums	40	2,680	52	3,124
Surrenders and withdrawals	87	(52,671)	(362)	(12,520)
Benefit payments	(59)	(6,380)	(21)	(94)
Transfers between Divisions
(including fixed account), net	-	56	-	11
Increase (decrease) in net assets derived from
principal transactions	68	(56,315)	(331)	(9,479)
Total increase (decrease) in net assets	112	(67,342)	(605)	(10,304)
Net assets at December 31, 2007	800	207,926	4,132	14,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	2,113	18	(157)
Total realized gain (loss) on investments
and capital gains distributions	93	46,675	200	345
Net unrealized appreciation (depreciation)
of investments	(384)	(67,364)	(623)	(4,172)
Net increase (decrease) in net assets from operations	(277)	(18,576)	(405)	(3,984)
Changes from principal transactions:
Premiums	-	(29)	-	5
Death Benefits	(6)	(3,396)	(11)	(103)
Surrenders and withdrawals	(234)	(186,038)	(3,716)	(3,636)
Transfers between Divisions
(including fixed account), net	1	113	-	2
Increase (decrease) in net assets derived from
principal transactions	(239)	(189,350)	(3,727)	(3,732)
Total increase (decrease) in net assets	(516)	(207,926)	(4,132)	(7,716)
Net assets at December 31, 2008	$ 284	$ -	$ -	$ 6,594

The accompanying notes are an integral part of these financial statements.

	109

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Wells		ING American	ING American
	Fargo Small		Century Large	Century Small-
	Cap Disciplined	ING Diversified	Company Value	Mid Cap Value
	Portfolio -	International	Portfolio -	Portfolio -
	Service 2 Class	Fund - Class R	Service Class	Service Class
Net assets at January 1, 2007	$ 1,313	$ 76	$ 775	$ 611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(18)	1	3	(3)
Total realized gain (loss) on investments
and capital gains distributions	53	16	84	100
Net unrealized appreciation (depreciation)
of investments	(86)	20	(100)	(116)
Net increase (decrease) in net assets from operations	(51)	37	(13)	(19)
Changes from principal transactions:
Premiums	4	388	57	170
Surrenders and withdrawals	(624)	(104)	(291)	(243)
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	1	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(621)	285	(235)	(73)
Total increase (decrease) in net assets	(672)	322	(248)	(92)
Net assets at December 31, 2007	641	398	527	519

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	17	61	(2)
Total realized gain (loss) on investments
and capital gains distributions	52	(4)	134	36
Net unrealized appreciation (depreciation)
of investments	(249)	(181)	(417)	(181)
Net increase (decrease) in net assets from operations	(206)	(168)	(222)	(147)
Changes from principal transactions:
Premiums	-	-	141	99
Death Benefits	-	(12)	-	-
Surrenders and withdrawals	(66)	(37)	(61)	(67)
Transfers between Divisions
(including fixed account), net	-	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(66)	(48)	80	32
Total increase (decrease) in net assets	(272)	(216)	(142)	(115)
Net assets at December 31, 2008	$ 369	$ 182	$ 385	$ 404

The accompanying notes are an integral part of these financial statements.

	110

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Baron	ING Columbia
	Small Cap	Small Cap	ING Davis New	ING JPMorgan
	Growth	Value II	York Venture	International
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 147,898	$ 71,511	$ 92,112	$ 151,961

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,214)	(2,396)	(2,583)	(830)
Total realized gain (loss) on investments
and capital gains distributions	6,003	2,279	1,339	14,517
Net unrealized appreciation (depreciation)
of investments	2,621	(2,362)	1,618	(2,554)
Net increase (decrease) in net assets from operations	4,410	(2,479)	374	11,133
Changes from principal transactions:
Premiums	62,220	54,681	72,963	27,041
Surrenders and withdrawals	27,029	20,848	18,182	(9,472)
Benefit payments	(913)	(496)	(767)	(1,271)
Transfers between Divisions
(including fixed account), net	(14)	33	8	(16)
Increase (decrease) in net assets derived from
principal transactions	88,322	75,066	90,386	16,282
Total increase (decrease) in net assets	92,732	72,587	90,760	27,415
Net assets at December 31, 2007	240,630	144,098	182,872	179,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,990)	(3,448)	(3,123)	3,403
Total realized gain (loss) on investments
and capital gains distributions	5,685	(5,329)	215	13,421
Net unrealized appreciation (depreciation)
of investments	(119,270)	(61,222)	(101,313)	(23,980)
Net increase (decrease) in net assets from operations	(118,575)	(69,999)	(104,221)	(7,156)
Changes from principal transactions:
Premiums	55,059	43,380	73,729	7,756
Death Benefits	(2,009)	(1,068)	(1,552)	(475)
Surrenders and withdrawals	2,034	19,602	34,895	(179,497)
Transfers between Divisions
(including fixed account), net	149	77	177	(4)
Increase (decrease) in net assets derived from
principal transactions	55,233	61,991	107,249	(172,220)
Total increase (decrease) in net assets	(63,342)	(8,008)	3,028	(179,376)
Net assets at December 31, 2008	$ 177,288	$ 136,090	$ 185,900	$ -

The accompanying notes are an integral part of these financial statements.

	111

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING Legg
		Mason Partners	ING Neuberger	ING Neuberger
	ING JPMorgan	Aggressive	Berman	Berman
	Mid Cap Value	Growth	Partners	Regency
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 25,829	$ 166,845	$ 174,800	$ 3,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(292)	(3,875)	(2,783)	(111)
Total realized gain (loss) on investments
and capital gains distributions	2,445	6,867	8,632	582
Net unrealized appreciation (depreciation)
of investments	(1,909)	(9,689)	4,985	(905)
Net increase (decrease) in net assets from operations	244	(6,697)	10,834	(434)
Changes from principal transactions:
Premiums	2,603	12,492	777	5,334
Surrenders and withdrawals	(5,089)	(18,991)	(32,997)	4,922
Benefit payments	(419)	(1,454)	(4,557)	(54)
Transfers between Divisions
(including fixed account), net	(3)	4	26	2
Increase (decrease) in net assets derived from
principal transactions	(2,908)	(7,949)	(36,751)	10,204
Total increase (decrease) in net assets	(2,664)	(14,646)	(25,917)	9,770
Net assets at December 31, 2007	23,165	152,199	148,883	12,882

Increase (decrease) in net assets
Operations:
Net investment income (loss)	333	(3,049)	(2,160)	(97)
Total realized gain (loss) on investments
and capital gains distributions	(450)	2,193	(5,162)	(681)
Net unrealized appreciation (depreciation)
of investments	(12,251)	(56,620)	(61,029)	737
Net increase (decrease) in net assets from operations	(12,368)	(57,476)	(68,351)	(41)
Changes from principal transactions:
Premiums	10,993	4,090	25	1,853
Death Benefits	(411)	(1,289)	(3,114)	(17)
Surrenders and withdrawals	14,247	(18,260)	(19,246)	(14,680)
Transfers between Divisions
(including fixed account), net	38	95	130	3
Increase (decrease) in net assets derived from
principal transactions	24,867	(15,364)	(22,205)	(12,841)
Total increase (decrease) in net assets	12,499	(72,840)	(90,556)	(12,882)
Net assets at December 31, 2008	$ 35,664	$ 79,359	$ 58,327	$ -

The accompanying notes are an integral part of these financial statements.

	112

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING
	ING OpCap	ING	ING	Oppenheimer
	Balanced Value	Oppenheimer	Oppenheimer	Strategic
	Portfolio -	Global Portfolio	Global Portfolio	Income Portfolio
	Service Class	- Initial Class	- Service Class	- Service Class
Net assets at January 1, 2007	$ 731	$ 16,934	$ 108,798	$ 4,165

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(47)	(1,436)	249
Total realized gain (loss) on investments
and capital gains distributions	105	1,747	8,180	37
Net unrealized appreciation (depreciation)
of investments	(135)	(842)	(2,887)	208
Net increase (decrease) in net assets from operations	(28)	858	3,857	494
Changes from principal transactions:
Premiums	194	3	43,187	3,358
Surrenders and withdrawals	(273)	(3,488)	5,573	2,046
Benefit payments	-	-	(1,381)	(17)
Transfers between Divisions
(including fixed account), net	-	-	2	(1)
Increase (decrease) in net assets derived from
principal transactions	(79)	(3,485)	47,381	5,386
Total increase (decrease) in net assets	(107)	(2,627)	51,238	5,880
Net assets at December 31, 2007	624	14,307	160,036	10,045

Increase (decrease) in net assets
Operations:
Net investment income (loss)	22	92	76	495
Total realized gain (loss) on investments
and capital gains distributions	(295)	1,069	9,406	33
Net unrealized appreciation (depreciation)
of investments	55	(6,344)	(83,530)	(2,559)
Net increase (decrease) in net assets from operations	(218)	(5,183)	(74,048)	(2,031)
Changes from principal transactions:
Premiums	36	(3)	30,768	2,496
Death Benefits	(17)	(118)	(1,334)	(26)
Surrenders and withdrawals	(427)	(2,395)	(10,145)	(1,598)
Transfers between Divisions
(including fixed account), net	2	3	56	-
Increase (decrease) in net assets derived from
principal transactions	(406)	(2,513)	19,345	872
Total increase (decrease) in net assets	(624)	(7,696)	(54,703)	(1,159)
Net assets at December 31, 2008	$ -	$ 6,611	$ 105,333	$ 8,886

The accompanying notes are an integral part of these financial statements.

	113

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING PIMCO
	Total Return	ING Solution	ING Solution	ING Solution
	Portfolio -	2015 Portfolio -	2025 Portfolio -	2035 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 1, 2007	$ 2,982	$ 3,262	$ 2,527	$ 1,583

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	(47)	(41)	(39)
Total realized gain (loss) on investments
and capital gains distributions	20	110	94	243
Net unrealized appreciation (depreciation)
of investments	207	27	32	(86)
Net increase (decrease) in net assets from operations	317	90	85	118
Changes from principal transactions:
Premiums	1,184	6,126	4,078	7,364
Surrenders and withdrawals	262	(188)	(182)	(1,312)
Benefit payments	(1)	-	-	-
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	1,445	5,938	3,896	6,052
Total increase (decrease) in net assets	1,762	6,028	3,981	6,170
Net assets at December 31, 2007	4,744	9,290	6,508	7,753

Increase (decrease) in net assets
Operations:
Net investment income (loss)	295	26	(5)	(19)
Total realized gain (loss) on investments
and capital gains distributions	123	270	231	229
Net unrealized appreciation (depreciation)
of investments	(581)	(4,044)	(3,820)	(4,646)
Net increase (decrease) in net assets from operations	(163)	(3,748)	(3,594)	(4,436)
Changes from principal transactions:
Premiums	3,764	7,661	6,839	4,482
Death Benefits	(49)	(12)	-	-
Surrenders and withdrawals	293	(1,942)	(615)	155
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	4,008	5,707	6,224	4,637
Total increase (decrease) in net assets	3,845	1,959	2,630	201
Net assets at December 31, 2008	$ 8,589	$ 11,249	$ 9,138	$ 7,954

The accompanying notes are an integral part of these financial statements.

	114

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING T. Rowe
			Price Diversified
			Mid Cap	ING T. Rowe
	ING Solution	ING Solution	Growth	Price Growth
	2045 Portfolio -	Income Portfolio	Portfolio -	Equity Portfolio
	Service Class	- Service Class	Service Class	- Service Class
Net assets at January 1, 2007	$ 312	$ 566	$ 2,030	$ 4,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(8)	(27)	(237)
Total realized gain (loss) on investments
and capital gains distributions	40	13	322	1,461
Net unrealized appreciation (depreciation)
of investments	(11)	76	(52)	(982)
Net increase (decrease) in net assets from operations	23	81	243	242
Changes from principal transactions:
Premiums	682	3,530	1,353	12,298
Surrenders and withdrawals	118	481	(399)	18,993
Benefit payments	-	-	(11)	-
Transfers between Divisions
(including fixed account), net	-	(1)	(1)	2
Increase (decrease) in net assets derived from
principal transactions	800	4,010	942	31,293
Total increase (decrease) in net assets	823	4,091	1,185	31,535
Net assets at December 31, 2007	1,135	4,657	3,215	35,823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	34	(42)	(352)
Total realized gain (loss) on investments
and capital gains distributions	29	(11)	570	(247)
Net unrealized appreciation (depreciation)
of investments	(729)	(1,126)	(2,542)	(18,202)
Net increase (decrease) in net assets from operations	(704)	(1,103)	(2,014)	(18,801)
Changes from principal transactions:
Premiums	848	3,126	1,941	12,533
Death Benefits	-	(19)	(6)	(60)
Surrenders and withdrawals	(54)	(1,192)	(46)	927
Transfers between Divisions
(including fixed account), net	-	-	-	3
Increase (decrease) in net assets derived from
principal transactions	794	1,915	1,889	13,403
Total increase (decrease) in net assets	90	812	(125)	(5,398)
Net assets at December 31, 2008	$ 1,225	$ 5,469	$ 3,090	$ 30,425

The accompanying notes are an integral part of these financial statements.

	115

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Templeton			ING UBS U.S.
	Foreign Equity	ING Thornburg	ING Thornburg	Large Cap
	Portfolio -	Value Portfolio -	Value Portfolio -	Equity Portfolio
	Service Class	Initial Class	Service Class	- Service Class
Net assets at January 1, 2007	$ 25,226	$ 3,324	$ 6,794	$ 22,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(626)	(38)	(275)	(293)
Total realized gain (loss) on investments
and capital gains distributions	5,650	304	1,028	1,645
Net unrealized appreciation (depreciation)
of investments	160	(91)	214	(1,277)
Net increase (decrease) in net assets from operations	5,184	175	967	75
Changes from principal transactions:
Premiums	40,646	7	3,704	1,885
Surrenders and withdrawals	39,975	(861)	2,060	(10,390)
Benefit payments	(477)	(11)	(63)	(77)
Transfers between Divisions
(including fixed account), net	25	(1)	(2)	-
Increase (decrease) in net assets derived from
principal transactions	80,169	(866)	5,699	(8,582)
Total increase (decrease) in net assets	85,353	(691)	6,666	(8,507)
Net assets at December 31, 2007	110,579	2,633	13,460	14,104

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(24)	(171)	(59)
Total realized gain (loss) on investments
and capital gains distributions	(11,417)	53	(649)	(386)
Net unrealized appreciation (depreciation)
of investments	(99,767)	(982)	(3,397)	(4,402)
Net increase (decrease) in net assets from operations	(111,194)	(953)	(4,217)	(4,847)
Changes from principal transactions:
Premiums	31,221	1	298	300
Death Benefits	(1,752)	(27)	(24)	(67)
Surrenders and withdrawals	130,775	(461)	(4,571)	(3,347)
Transfers between Divisions
(including fixed account), net	97	-	2	2
Increase (decrease) in net assets derived from
principal transactions	160,341	(487)	(4,295)	(3,112)
Total increase (decrease) in net assets	49,147	(1,440)	(8,512)	(7,959)
Net assets at December 31, 2008	$ 159,726	$ 1,193	$ 4,948	$ 6,145

The accompanying notes are an integral part of these financial statements.

	116

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING UBS U.S.	ING Van	ING Van	ING Van
	Small Cap	Kampen	Kampen Equity	Kampen Equity
	Growth	Comstock	and Income	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Initial Class	Service Class
Net assets at January 1, 2007	$ 5,004	$ 219,324	$ 3,913	$ 61,397

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(104)	(2,449)	(211)	413
Total realized gain (loss) on investments
and capital gains distributions	364	11,466	174	2,687
Net unrealized appreciation (depreciation)
of investments	(103)	(19,509)	(133)	(2,862)
Net increase (decrease) in net assets from operations	157	(10,492)	(170)	238
Changes from principal transactions:
Premiums	777	25,028	(22,891)	56,424
Surrenders and withdrawals	(3,351)	(9,958)	23,083	(15,742)
Benefit payments	(33)	(1,918)	(402)	(205)
Transfers between Divisions
(including fixed account), net	2	-	9	1
Increase (decrease) in net assets derived from
principal transactions	(2,605)	13,152	(201)	40,478
Total increase (decrease) in net assets	(2,448)	2,660	(371)	40,716
Net assets at December 31, 2007	2,556	221,984	3,542	102,113

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	2,845	(776)	7,219
Total realized gain (loss) on investments
and capital gains distributions	(384)	9,531	148	6,689
Net unrealized appreciation (depreciation)
of investments	182	(93,914)	(1,005)	(61,660)
Net increase (decrease) in net assets from operations	(231)	(81,538)	(1,633)	(47,752)
Changes from principal transactions:
Premiums	1	15,327	(80,169)	115,558
Death Benefits	(6)	(2,007)	(2,070)	-
Surrenders and withdrawals	(2,320)	(18,736)	82,272	7
Transfers between Divisions
(including fixed account), net	-	174	134	-
Increase (decrease) in net assets derived from
principal transactions	(2,325)	(5,242)	167	115,565
Total increase (decrease) in net assets	(2,556)	(86,780)	(1,466)	67,813
Net assets at December 31, 2008	$ -	$ 135,204	$ 2,076	$ 169,926

The accompanying notes are an integral part of these financial statements.

	117

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic
	Allocation	Allocation	Allocation	ING VP Growth
	Conservative	Growth	Moderate	and Income
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class I
Net assets at January 1, 2007	$ 717	$ 308	$ 693	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	2	7	2
Total realized gain (loss) on investments
and capital gains distributions	24	22	35	-
Net unrealized appreciation (depreciation)
of investments	4	(17)	(12)	-
Net increase (decrease) in net assets from operations	30	7	30	2
Changes from principal transactions:
Premiums	2,270	139	161	-
Surrenders and withdrawals	(1,569)	-	(23)	148
Benefit payments	(3)	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	1	-
Increase (decrease) in net assets derived from
principal transactions	698	140	139	148
Total increase (decrease) in net assets	728	147	169	150
Net assets at December 31, 2007	1,445	455	862	150

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31	8	14	-
Total realized gain (loss) on investments
and capital gains distributions	84	72	52	(1)
Net unrealized appreciation (depreciation)
of investments	(514)	(358)	(343)	(56)
Net increase (decrease) in net assets from operations	(399)	(278)	(277)	(57)
Changes from principal transactions:
Premiums	9,225	335	161	1
Death Benefits	(24)	-	-	-
Surrenders and withdrawals	(9,077)	-	(173)	(4)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	124	335	(12)	(3)
Total increase (decrease) in net assets	(275)	57	(289)	(60)
Net assets at December 31, 2008	$ 1,170	$ 512	$ 573	$ 90

The accompanying notes are an integral part of these financial statements.

	118

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING VP Growth
	and Income	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Class S	Series 1	Series 2	Series 3
Net assets at January 1, 2007	$ 4,758	$ 91,376	$ 64,559	$ 68,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	42	251	416	187
Total realized gain (loss) on investments
and capital gains distributions	213	2,435	1,005	984
Net unrealized appreciation (depreciation)
of investments	43	(1,124)	(14)	401
Net increase (decrease) in net assets from operations	298	1,562	1,407	1,572
Changes from principal transactions:
Premiums	2,396	(106)	(34)	93
Surrenders and withdrawals	(30)	(18,269)	(13,858)	(20,242)
Benefit payments	-	(1,109)	(541)	(462)
Transfers between Divisions
(including fixed account), net	(2)	(2)	(3)	(1)
Increase (decrease) in net assets derived from
principal transactions	2,364	(19,486)	(14,436)	(20,612)
Total increase (decrease) in net assets	2,662	(17,924)	(13,029)	(19,040)
Net assets at December 31, 2007	7,420	73,452	51,530	49,380

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,729	1,443	1,198	(14)
Total realized gain (loss) on investments
and capital gains distributions	(10,390)	(2,654)	(2,843)	2,163
Net unrealized appreciation (depreciation)
of investments	(112,193)	(2,509)	(1,790)	(4,695)
Net increase (decrease) in net assets from operations	(119,854)	(3,720)	(3,435)	(2,546)
Changes from principal transactions:
Premiums	7,206	(191)	(89)	(38)
Death Benefits	(2,091)	(1,041)	(780)	(792)
Surrenders and withdrawals	381,576	(68,577)	(47,391)	(7,220)
Transfers between Divisions
(including fixed account), net	449	77	165	-
Increase (decrease) in net assets derived from
principal transactions	387,140	(69,732)	(48,095)	(8,050)
Total increase (decrease) in net assets	267,286	(73,452)	(51,530)	(10,596)
Net assets at December 31, 2008	$ 274,706	$ -	$ -	$ 38,784

The accompanying notes are an integral part of these financial statements.

	119

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 4	Series 5	Series 6	Series 7
Net assets at January 1, 2007	$ 49,961	$ 28,664	$ 30,412	$ 22,891

Increase (decrease) in net assets
Operations:
Net investment income (loss)	304	(140)	47	52
Total realized gain (loss) on investments
and capital gains distributions	2,119	1,708	2,009	1,349
Net unrealized appreciation (depreciation)
of investments	(1,606)	(1,500)	(1,723)	(1,071)
Net increase (decrease) in net assets from operations	817	68	333	330
Changes from principal transactions:
Premiums	(30)	(20)	(34)	(22)
Surrenders and withdrawals	(13,747)	(5,081)	(5,650)	(6,709)
Benefit payments	(1,141)	(322)	(113)	(279)
Transfers between Divisions
(including fixed account), net	-	1	(1)	(1)
Increase (decrease) in net assets derived from
principal transactions	(14,918)	(5,422)	(5,798)	(7,011)
Total increase (decrease) in net assets	(14,101)	(5,354)	(5,465)	(6,681)
Net assets at December 31, 2007	35,860	23,310	24,947	16,210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195	(161)	(77)	(41)
Total realized gain (loss) on investments
and capital gains distributions	3,527	2,906	2,948	2,309
Net unrealized appreciation (depreciation)
of investments	(6,328)	(4,867)	(4,865)	(3,389)
Net increase (decrease) in net assets from operations	(2,606)	(2,122)	(1,994)	(1,121)
Changes from principal transactions:
Premiums	(38)	(49)	(43)	(30)
Death Benefits	(453)	(134)	(186)	(267)
Surrenders and withdrawals	(5,783)	(4,074)	(4,016)	(2,844)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(6,274)	(4,257)	(4,245)	(3,141)
Total increase (decrease) in net assets	(8,880)	(6,379)	(6,239)	(4,262)
Net assets at December 31, 2008	$ 26,980	$ 16,931	$ 18,708	$ 11,948

The accompanying notes are an integral part of these financial statements.

	120

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING GET U.S.
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Core Portfolio -
	Series 8	Series 9	Series 10	Series 11
Net assets at January 1, 2007	$ 10,909	$ 10,101	$ 8,614	$ 11,153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	31	(37)	94
Total realized gain (loss) on investments
and capital gains distributions	577	490	399	367
Net unrealized appreciation (depreciation)
of investments	(422)	(329)	(241)	(446)
Net increase (decrease) in net assets from operations	171	192	121	15
Changes from principal transactions:
Premiums	(3)	(27)	(4)	(11)
Surrenders and withdrawals	(1,097)	(2,701)	(2,638)	(2,201)
Benefit payments	(27)	(44)	-	(130)
Transfers between Divisions
(including fixed account), net	2	-	2	1
Increase (decrease) in net assets derived from
principal transactions	(1,125)	(2,772)	(2,640)	(2,341)
Total increase (decrease) in net assets	(954)	(2,580)	(2,519)	(2,326)
Net assets at December 31, 2007	9,955	7,521	6,095	8,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(24)	7	12	18
Total realized gain (loss) on investments
and capital gains distributions	1,402	1,227	936	1,331
Net unrealized appreciation (depreciation)
of investments	(2,176)	(1,766)	(1,310)	(1,525)
Net increase (decrease) in net assets from operations	(798)	(532)	(362)	(176)
Changes from principal transactions:
Premiums	(19)	(2)	(8)	(2)
Death Benefits	(326)	(25)	-	(109)
Surrenders and withdrawals	(1,413)	(882)	(600)	(832)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(1,758)	(909)	(608)	(943)
Total increase (decrease) in net assets	(2,556)	(1,441)	(970)	(1,119)
Net assets at December 31, 2008	$ 7,399	$ 6,080	$ 5,125	$ 7,708

The accompanying notes are an integral part of these financial statements.

	121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING GET U.S.	ING GET U.S.	ING GET U.S.	ING VP Global
	Core Portfolio -	Core Portfolio -	Core Portfolio -	Equity Dividend
	Series 12	Series 13	Series 14	Portfolio
Net assets at January 1, 2007	$ 4,768	$ 53,117	$ -	$ 61,740

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(47)	(700)	(1,429)	1,276
Total realized gain (loss) on investments
and capital gains distributions	225	558	296	9,954
Net unrealized appreciation (depreciation)
of investments	(135)	1,491	1,936	(10,566)
Net increase (decrease) in net assets from operations	43	1,349	803	664
Changes from principal transactions:
Premiums	(9)	(64)	(122)	43
Surrenders and withdrawals	(788)	(17,983)	88,509	(11,391)
Benefit payments	-	(226)	(711)	(428)
Transfers between Divisions
(including fixed account), net	-	-	7	(5)
Increase (decrease) in net assets derived from
principal transactions	(797)	(18,273)	87,683	(11,781)
Total increase (decrease) in net assets	(754)	(16,924)	88,486	(11,117)
Net assets at December 31, 2007	4,014	36,193	88,486	50,623

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	(36)	(257)	283
Total realized gain (loss) on investments
and capital gains distributions	649	1,413	538	4,016
Net unrealized appreciation (depreciation)
of investments	(958)	(1,623)	41	(6,705)
Net increase (decrease) in net assets from operations	(334)	(246)	322	(2,406)
Changes from principal transactions:
Premiums	(8)	(39)	(157)	2
Death Benefits	(3)	(112)	(991)	(39)
Surrenders and withdrawals	(888)	(12,711)	(11,432)	(48,183)
Transfers between Divisions
(including fixed account), net	-	-	(1)	3
Increase (decrease) in net assets derived from
principal transactions	(899)	(12,862)	(12,581)	(48,217)
Total increase (decrease) in net assets	(1,233)	(13,108)	(12,259)	(50,623)
Net assets at December 31, 2008	$ 2,781	$ 23,085	$ 76,227	$ -

The accompanying notes are an integral part of these financial statements.

	122

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				ING Lehman
	ING BlackRock			Brothers U.S.
	Global Science	ING Global	ING	Aggregate Bond
	and Technology	Equity Option	International	Index®
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ 550	$ -	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	-	-	-
Total realized gain (loss) on investments
and capital gains distributions	16	-	-	-
Net unrealized appreciation (depreciation)
of investments	92	-	-	-
Net increase (decrease) in net assets from operations	99	-	-	-
Changes from principal transactions:
Premiums	502	-	-	-
Surrenders and withdrawals	(10)	-	-	-
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	(1)	-	-	-
Increase (decrease) in net assets derived from
principal transactions	491	-	-	-
Total increase (decrease) in net assets	590	-	-	-
Net assets at December 31, 2007	1,140	-	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,008)	22	46	513
Total realized gain (loss) on investments
and capital gains distributions	(6,000)	(1)	(755)	(164)
Net unrealized appreciation (depreciation)
of investments	(42,952)	92	(1,100)	4,506
Net increase (decrease) in net assets from operations	(50,960)	113	(1,809)	4,855
Changes from principal transactions:
Premiums	13,872	1,647	4,176	33,477
Death Benefits	(457)	-	(4)	(389)
Surrenders and withdrawals	123,782	284	3,678	139,284
Transfers between Divisions
(including fixed account), net	49	-	-	34
Increase (decrease) in net assets derived from
principal transactions	137,246	1,931	7,850	172,406
Total increase (decrease) in net assets	86,286	2,044	6,041	177,261
Net assets at December 31, 2008	$ 87,426	$ 2,044	$ 6,041	$ 177,261

The accompanying notes are an integral part of these financial statements.

	123

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING
	Opportunistic	ING	ING Russell™
	Large Cap	Opportunistic	Global Large	ING Russell™
	Growth	Large Cap	Cap Index 85%	Large Cap
	Portfolio -	Value Portfolio -	Portfolio -	Index Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ 273	$ 27,029	$ -	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(146)	-	-
Total realized gain (loss) on investments
and capital gains distributions	21	735	-	-
Net unrealized appreciation (depreciation)
of investments	29	(334)	-	-
Net increase (decrease) in net assets from operations	48	255	-	-
Changes from principal transactions:
Premiums	58	490	-	-
Surrenders and withdrawals	250	(4,755)	-	-
Benefit payments	-	(76)	-	-
Transfers between Divisions
(including fixed account), net	-	(2)	-	-
Increase (decrease) in net assets derived from
principal transactions	308	(4,343)	-	-
Total increase (decrease) in net assets	356	(4,088)	-	-
Net assets at December 31, 2007	629	22,941	-	-

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(43)	23	58
Total realized gain (loss) on investments
and capital gains distributions	13	2,013	(50)	(2,760)
Net unrealized appreciation (depreciation)
of investments	(300)	(9,695)	161	(2,334)
Net increase (decrease) in net assets from operations	(291)	(7,725)	134	(5,036)
Changes from principal transactions:
Premiums	152	59	2,202	10,136
Death Benefits	-	(359)	-	(9)
Surrenders and withdrawals	(140)	(3,358)	389	17,812
Transfers between Divisions
(including fixed account), net	-	5	-	-
Increase (decrease) in net assets derived from
principal transactions	12	(3,653)	2,591	27,939
Total increase (decrease) in net assets	(279)	(11,378)	2,725	22,903
Net assets at December 31, 2008	$ 350	$ 11,563	$ 2,725	$ 22,903

The accompanying notes are an integral part of these financial statements.

	124

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	ING Russell™	ING Russell™	ING VP Index	ING VP Index
	Mid Cap Index	Small Cap Index	Plus LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ -	$ -	$ 204,688	$ 220,692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	-	-	(3,193)	(3,892)
Total realized gain (loss) on investments
and capital gains distributions	-	-	13,187	23,058
Net unrealized appreciation (depreciation)
of investments	-	-	(4,826)	(13,818)
Net increase (decrease) in net assets from operations	-	-	5,168	5,348
Changes from principal transactions:
Premiums	-	-	24,433	36,194
Surrenders and withdrawals	-	-	71,011	(27,593)
Benefit payments	-	-	(2,104)	(1,778)
Transfers between Divisions
(including fixed account), net	-	-	-	(10)
Increase (decrease) in net assets derived from
principal transactions	-	-	93,340	6,813
Total increase (decrease) in net assets	-	-	98,508	12,161
Net assets at December 31, 2007	-	-	303,196	232,853

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	(32)	(55)	(1,912)
Total realized gain (loss) on investments
and capital gains distributions	(1,525)	(5,156)	19,076	11,342
Net unrealized appreciation (depreciation)
of investments	(5,755)	(23,030)	(136,091)	(89,601)
Net increase (decrease) in net assets from operations	(7,199)	(28,218)	(117,070)	(80,171)
Changes from principal transactions:
Premiums	15,114	15,916	6,600	11,911
Death Benefits	(166)	(215)	(3,295)	(1,481)
Surrenders and withdrawals	14,874	83,014	(15,478)	(47,608)
Transfers between Divisions
(including fixed account), net	26	30	420	140
Increase (decrease) in net assets derived from
principal transactions	29,848	98,745	(11,753)	(37,038)
Total increase (decrease) in net assets	22,649	70,527	(128,823)	(117,209)
Net assets at December 31, 2008	$ 22,649	$ 70,527	$ 174,373	$ 115,644

The accompanying notes are an integral part of these financial statements.

	125

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			ING
			WisdomTreeSM	ING VP
	ING VP Index	ING VP Small	Global High-	Financial
	Plus SmallCap	Company	Yielding Equity	Services
	Portfolio -	Portfolio -	Index Portfolio -	Portfolio -
	Class S	Class S	Class S	Class S
Net assets at January 1, 2007	$ 197,450	$ 2,151	$ -	$ 92,739

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,888)	(27)	-	(670)
Total realized gain (loss) on investments
and capital gains distributions	23,486	389	-	8,794
Net unrealized appreciation (depreciation)
of investments	(35,463)	(286)	-	(19,968)
Net increase (decrease) in net assets from operations	(15,865)	76	-	(11,844)
Changes from principal transactions:
Premiums	26,470	951	-	7,734
Surrenders and withdrawals	(34,911)	(354)	-	(17,581)
Benefit payments	(1,297)	(21)	-	(499)
Transfers between Divisions
(including fixed account), net	(14)	-	-	(61)
Increase (decrease) in net assets derived from
principal transactions	(9,752)	576	-	(10,407)
Total increase (decrease) in net assets	(25,617)	652	-	(22,251)
Net assets at December 31, 2007	171,833	2,803	-	70,488

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,197)	(403)	2,343	(212)
Total realized gain (loss) on investments
and capital gains distributions	(3,579)	(1,783)	(3,268)	(20,878)
Net unrealized appreciation (depreciation)
of investments	(47,599)	(10,805)	(68,858)	6,684
Net increase (decrease) in net assets from operations	(53,375)	(12,991)	(69,783)	(14,406)
Changes from principal transactions:
Premiums	6,895	14,100	126,979	6,214
Death Benefits	(807)	(16)	(482)	(1,235)
Surrenders and withdrawals	(36,030)	39,577	88,264	(61,076)
Transfers between Divisions
(including fixed account), net	96	6	73	15
Increase (decrease) in net assets derived from
principal transactions	(29,846)	53,667	214,834	(56,082)
Total increase (decrease) in net assets	(83,221)	40,676	145,051	(70,488)
Net assets at December 31, 2008	$ 88,612	$ 43,479	$ 145,051	$ -

The accompanying notes are an integral part of these financial statements.

	126

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		ING VP		ING VP
	ING VP	MidCap		SmallCap
	International	Opportunities	ING VP Real	Opportunities
	Value Portfolio -	Portfolio -	Estate Portfolio	Portfolio -
	Class S	Class S	- Class S	Class S
Net assets at January 1, 2007	$ 6,945	$ 25,935	$ 6,099	$ 116,669

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	(575)	146	(2,581)
Total realized gain (loss) on investments
and capital gains distributions	1,910	1,752	555	13,167
Net unrealized appreciation (depreciation)
of investments	(904)	4,194	(2,423)	(1,917)
Net increase (decrease) in net assets from operations	1,050	5,371	(1,722)	8,669
Changes from principal transactions:
Premiums	5,756	621	3,244	1,819
Surrenders and withdrawals	(541)	(5,107)	105	(25,813)
Benefit payments	(27)	(406)	-	(1,048)
Transfers between Divisions
(including fixed account), net	-	(2)	2	11
Increase (decrease) in net assets derived from
principal transactions	5,188	(4,894)	3,351	(25,031)
Total increase (decrease) in net assets	6,238	477	1,629	(16,362)
Net assets at December 31, 2007	13,183	26,412	7,728	100,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	155	(4,642)	71	(1,880)
Total realized gain (loss) on investments
and capital gains distributions	1,481	2,904	(1,693)	16,360
Net unrealized appreciation (depreciation)
of investments	(8,028)	(128,278)	1,825	(46,306)
Net increase (decrease) in net assets from operations	(6,392)	(130,016)	203	(31,826)
Changes from principal transactions:
Premiums	4,212	12,727	(7,934)	835
Death Benefits	(69)	(4,340)	-	(650)
Surrenders and withdrawals	(2,038)	318,336	3	(17,109)
Transfers between Divisions
(including fixed account), net	-	233	-	34
Increase (decrease) in net assets derived from
principal transactions	2,105	326,956	(7,931)	(16,890)
Total increase (decrease) in net assets	(4,287)	196,940	(7,728)	(48,716)
Net assets at December 31, 2008	$ 8,896	$ 223,352	$ -	$ 51,591

The accompanying notes are an integral part of these financial statements.

	127

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

			Legg Mason
			Partners
			Variable	Legg Mason
	ING VP	ING VP	International	Partners
	Balanced	Intermediate	All Cap	Variable
	Portfolio -	Bond Portfolio -	Opportunity	Investors
	Class S	Class S	Portfolio	Portfolio
Net assets at January 1, 2007	$ 10,361	$ 616,032	$ 136	$ -

Increase (decrease) in net assets
Operations:
Net investment income (loss)	104	19,091	(1)	-
Total realized gain (loss) on investments
and capital gains distributions	507	(1,995)	43	5
Net unrealized appreciation (depreciation)
of investments	(233)	12,314	(36)	(9)
Net increase (decrease) in net assets from operations	378	29,410	6	(4)
Changes from principal transactions:
Premiums	1,512	409,576	1	-
Surrenders and withdrawals	(2,289)	19,708	(29)	173
Benefit payments	(60)	(6,608)	(9)	-
Transfers between Divisions
(including fixed account), net	(1)	43	(1)	-
Increase (decrease) in net assets derived from
principal transactions	(838)	422,719	(38)	173
Total increase (decrease) in net assets	(460)	452,129	(32)	169
Net assets at December 31, 2007	9,901	1,068,161	104	169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	151	40,270	-	(1)
Total realized gain (loss) on investments
and capital gains distributions	349	11,087	(27)	(14)
Net unrealized appreciation (depreciation)
of investments	(3,303)	(189,985)	(9)	(41)
Net increase (decrease) in net assets from operations	(2,803)	(138,628)	(36)	(56)
Changes from principal transactions:
Premiums	1,422	251,904	1	1
Death Benefits	(254)	(10,787)	-	-
Surrenders and withdrawals	(1,867)	(49,564)	(30)	(41)
Transfers between Divisions
(including fixed account), net	-	1,214	-	-
Increase (decrease) in net assets derived from
principal transactions	(699)	192,767	(29)	(40)
Total increase (decrease) in net assets	(3,502)	54,139	(65)	(96)
Net assets at December 31, 2008	$ 6,399	$ 1,122,300	$ 39	$ 73

The accompanying notes are an integral part of these financial statements.

	128

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

		Legg Mason	Oppenheimer
	Legg Mason	Partners	Main Street	PIMCO Real
	Partners	Variable Money	Small Cap	Return Portfolio
	Variable High	Market	Fund®/VA -	- Administrative
	Income Portfolio	Portfolio	Service Class	Class
Net assets at January 1, 2007	$ 138	$ 23	$ 822	$ 1,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	(32)	(12)	61
Total realized gain (loss) on investments
and capital gains distributions	4	-	45	(20)
Net unrealized appreciation (depreciation)
of investments	(13)	-	(100)	127
Net increase (decrease) in net assets from operations	(1)	(32)	(67)	168
Changes from principal transactions:
Premiums	-	-	526	810
Surrenders and withdrawals	(27)	174	42	151
Benefit payments	-	-	-	-
Transfers between Divisions
(including fixed account), net	-	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(27)	175	568	961
Total increase (decrease) in net assets	(28)	143	501	1,129
Net assets at December 31, 2007	110	166	1,323	2,430

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	(1)	(11)	140
Total realized gain (loss) on investments
and capital gains distributions	(1)	-	22	(5)
Net unrealized appreciation (depreciation)
of investments	(30)	-	(523)	(981)
Net increase (decrease) in net assets from operations	(24)	(1)	(512)	(846)
Changes from principal transactions:
Premiums	-	-	246	3,930
Death Benefits	-	-	(25)	-
Surrenders and withdrawals	(35)	(142)	(210)	1,998
Transfers between Divisions
(including fixed account), net	-	-	-	3
Increase (decrease) in net assets derived from
principal transactions	(35)	(142)	11	5,931
Total increase (decrease) in net assets	(59)	(143)	(501)	5,085
Net assets at December 31, 2008	$ 51	$ 23	$ 822	$ 7,515

The accompanying notes are an integral part of these financial statements.

	129

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Pioneer Equity	Pioneer Small
	Income VCT	Cap Value VCT
	Portfolio -	Portfolio -	ProFund VP	ProFund VP
	Class II	Class II	Bull	Europe 30
Net assets at January 1, 2007	$ 8,556	$ 6,765	$ 57,596	$ 29,949

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(73)	(733)	(67)
Total realized gain (loss) on investments
and capital gains distributions	769	1,215	3,588	2,536
Net unrealized appreciation (depreciation)
of investments	(1,434)	(1,600)	(1,667)	796
Net increase (decrease) in net assets from operations	(481)	(458)	1,188	3,265
Changes from principal transactions:
Premiums	8,823	3	602	24
Surrenders and withdrawals	(472)	(1,330)	(28,961)	(9,613)
Benefit payments	(89)	(103)	(362)	(204)
Transfers between Divisions
(including fixed account), net	1	(4)	(1)	-
Increase (decrease) in net assets derived from
principal transactions	8,263	(1,434)	(28,722)	(9,793)
Total increase (decrease) in net assets	7,782	(1,892)	(27,534)	(6,528)
Net assets at December 31, 2007	16,338	4,873	30,062	23,421

Increase (decrease) in net assets
Operations:
Net investment income (loss)	215	(52)	(521)	(59)
Total realized gain (loss) on investments
and capital gains distributions	818	(47)	(191)	2,168
Net unrealized appreciation (depreciation)
of investments	(6,571)	(1,586)	(9,414)	(11,280)
Net increase (decrease) in net assets from operations	(5,538)	(1,685)	(10,126)	(9,171)
Changes from principal transactions:
Premiums	4,145	-	10	10
Death Benefits	(7)	(130)	(211)	(101)
Surrenders and withdrawals	(1,626)	(688)	(5,680)	(4,320)
Transfers between Divisions
(including fixed account), net	11	18	(9)	(4)
Increase (decrease) in net assets derived from
principal transactions	2,523	(800)	(5,890)	(4,415)
Total increase (decrease) in net assets	(3,015)	(2,485)	(16,016)	(13,586)
Net assets at December 31, 2008	$ 13,323	$ 2,388	$ 14,046	$ 9,835

The accompanying notes are an integral part of these financial statements.

	130

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

				Wells Fargo
	ProFund VP		Wells Fargo	Advantage C&B
	Rising Rates	ProFund VP	Advantage Asset	Large Cap
	Opportunity	Small-Cap	Allocation Fund	Value Fund
Net assets at January 1, 2007	$ 47,606	$ 106,445	$ 3,422	$ 560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,203	(1,326)	(7)	(7)
Total realized gain (loss) on investments
and capital gains distributions	71	13,519	118	15
Net unrealized appreciation (depreciation)
of investments	(3,446)	(14,654)	53	(25)
Net increase (decrease) in net assets from operations	(2,172)	(2,461)	164	(17)
Changes from principal transactions:
Premiums	911	1,265	-	-
Surrenders and withdrawals	(15,742)	(39,646)	(305)	(47)
Benefit payments	(368)	(802)	-	(6)
Transfers between Divisions
(including fixed account), net	(5)	(11)	1	(1)
Increase (decrease) in net assets derived from
principal transactions	(15,204)	(39,194)	(304)	(54)
Total increase (decrease) in net assets	(17,376)	(41,655)	(140)	(71)
Net assets at December 31, 2007	30,230	64,790	3,282	489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	645	(694)	(4)	(5)
Total realized gain (loss) on investments
and capital gains distributions	(2,446)	(13,366)	204	(1)
Net unrealized appreciation (depreciation)
of investments	(7,148)	9,293	(1,153)	(149)
Net increase (decrease) in net assets from operations	(8,949)	(4,767)	(953)	(155)
Changes from principal transactions:
Premiums	10	(9)	-	-
Death Benefits	(354)	(170)	(8)	-
Surrenders and withdrawals	(7,744)	(59,845)	(332)	(101)
Transfers between Divisions
(including fixed account), net	6	1	-	-
Increase (decrease) in net assets derived from
principal transactions	(8,082)	(60,023)	(340)	(101)
Total increase (decrease) in net assets	(17,031)	(64,790)	(1,293)	(256)
Net assets at December 31, 2008	$ 13,199	$ -	$ 1,989	$ 233

The accompanying notes are an integral part of these financial statements.

	131

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

	Wells Fargo	Wells Fargo	Wells Fargo	Wells Fargo
	Advantage	Advantage	Advantage	Advantage
	Equity Income	Large Company	Money Market	Small Cap
	Fund	Growth Fund	Fund	Growth Fund
Net assets at January 1, 2007	$ 1,105	$ 2,876	$ 314	$ 910

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(10)	(71)	3	(22)
Total realized gain (loss) on investments
and capital gains distributions	103	65	-	180
Net unrealized appreciation (depreciation)
of investments	(87)	143	-	(66)
Net increase (decrease) in net assets from operations	6	137	3	92
Changes from principal transactions:
Premiums	-	-	-	-
Surrenders and withdrawals	(106)	(284)	(190)	(117)
Benefit payments	-	(47)	-	-
Transfers between Divisions
(including fixed account), net	(1)	(1)	-	(1)
Increase (decrease) in net assets derived from
principal transactions	(107)	(332)	(190)	(118)
Total increase (decrease) in net assets	(101)	(195)	(187)	(26)
Net assets at December 31, 2007	1,004	2,681	127	884

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(48)	(1)	(16)
Total realized gain (loss) on investments
and capital gains distributions	99	3	-	179
Net unrealized appreciation (depreciation)
of investments	(456)	(940)	-	(508)
Net increase (decrease) in net assets from operations	(362)	(985)	(1)	(345)
Changes from principal transactions:
Premiums	-	-	-	-
Death Benefits	-	(42)	-	(8)
Surrenders and withdrawals	(113)	(346)	(83)	(112)
Transfers between Divisions
(including fixed account), net	-	-	-	-
Increase (decrease) in net assets derived from
principal transactions	(113)	(388)	(83)	(120)
Total increase (decrease) in net assets	(475)	(1,373)	(84)	(465)
Net assets at December 31, 2008	$ 529	$ 1,308	$ 43	$ 419

The accompanying notes are an integral part of these financial statements.

	132

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the years ended December 31, 2008 and 2007
(Dollars in thousands)

Wells Fargo
Advantage Total
Return Bond
Fund
Net assets at January 1, 2007	$ 1,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30
Total realized gain (loss) on investments
and capital gains distributions	(4)
Net unrealized appreciation (depreciation)
of investments	23
Net increase (decrease) in net assets from operations	49
Changes from principal transactions:
Premiums	-
Surrenders and withdrawals	(111)
Benefit payments	-
Transfers between Divisions
(including fixed account), net	-
Increase (decrease) in net assets derived from
principal transactions	(111)
Total increase (decrease) in net assets	(62)
Net assets at December 31, 2007	1,314

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30
Total realized gain (loss) on investments
and capital gains distributions	(9)
Net unrealized appreciation (depreciation)
of investments	(21)
Net increase (decrease) in net assets from operations	-
Changes from principal transactions:
Premiums	-
Death Benefits	-
Surrenders and withdrawals	(285)
Transfers between Divisions
(including fixed account), net	-
Increase (decrease) in net assets derived from
principal transactions	(285)
Total increase (decrease) in net assets	(285)
Net assets at December 31, 2008	$ 1,029

The accompanying notes are an integral part of these financial statements.

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1. Organization

ING USA Annuity and Life Insurance Company Separate Account B (the “Account”) was
established by ING USA Annuity and Life Insurance Company (“ING USA” or the
“Company”) to support the operations of variable annuity contracts (“Contracts”). The
Company is an indirect, wholly owned subsidiary of ING America Insurance Holdings,
Inc. (“ING AIH”) an insurance holding company domiciled in the State of Delaware.
ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V. (“ING”), a global financial services holding company based in The Netherlands.

During 2008, the Account offered ING Architect Contracts, ING GoldenSelect Contracts, and ING Retirement Solutions Rollover Choice Contracts (collectively, the “Contracts”).
ING GoldenSelect Contracts included Access, Premium Plus, ESII, and Landmark.

The Account includes the following discontinued offerings:

ING GoldenSelect Contracts:
   Access One (September 2003)
   DVA and DVA Series 100 (May 2000)
   DVA 80 (May 1991)
   DVA Plus (January 2004)
   Generations (October 2008)
   Granite PrimElite (May 2001)
   Opportunities and Legends (March 2007)
   Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
   Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
   Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective
December 31, 1994.

The Account is registered as a unit investment trust with the Securities and Exchange
Commission under the Investment Company Act of 1940, as amended. ING USA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the ING USA guaranteed interest division, the ING USA fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the contractowners. The portion of the
Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ING USA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ING USA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ING USA.

                                                          134

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

At December 31, 2008, the Account had 180 investment divisions (the “Divisions”), 28 of which invest in independently managed mutual fund portfolios and 152 of which invest in mutual fund portfolios managed by affiliates, either Directed Services LLC
(“DSL”) or ING Investments, LLC (“IIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”).
Investment Divisions at December 31, 2008 and related Trusts are as follows:

AIM Variable Insurance Funds:
     AIM V.I. Leisure Fund - Series I Shares
BlackRock Variable Series Funds, Inc.:
     BlackRock Global Allocation V.I. Fund - Class III**
Columbia Funds Variable Insurance Trust:
     Columbia Asset Allocation Fund, Variable Series - Class A
     Columbia Federal Securities Fund, Variable Series - Class A
     Columbia Large Cap Growth Fund, Variable Series - Class A
     Columbia Small Cap Value Fund, Variable Series - Class B
     Columbia Small Company Growth Fund, Variable Series - Class A
Fidelity® Variable Insurance Products:
     Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® Variable Insurance Products II:
     Fidelity® VIP Contrafund® Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
     Franklin Small Cap Value Securities Fund - Class 2
ING Investors Trust:
     ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
     ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class
     ING American Funds Asset Allocation Portfolio**
     ING American Funds Bond Portfolio**
     ING American Funds Growth Portfolio
     ING American Funds Growth-Income Portfolio
     ING American Funds International Portfolio
     ING American Funds World Allocation Portfolio - Service Class**
     ING BlackRock Large Cap Growth Portfolio - Institutional Class*
     ING BlackRock Large Cap Growth Portfolio - Service Class
     ING BlackRock Large Cap Value Portfolio - Service Class
     ING BlackRock Large Cap Value Portfolio - Service 2 Class
     ING Evergreen Health Sciences Portfolio - Service Class
     ING Evergreen Omega Portfolio - Service Class
     ING Evergreen Omega Portfolio - Service 2 Class
     ING FMRSM Diversified Mid Cap Portfolio - Service Class
     ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class

ING Investors Trust (continued):
     ING Focus 5 Portfolio - Service Class*
     ING Franklin Income Portfolio - Service Class
     ING Franklin Income Portfolio - Service 2 Class
     ING Franklin Mutual Shares Portfolio - Service Class*
     ING Franklin Templeton Founding Strategy Portfolio - Service Class*
     ING Global Real Estate Portfolio - Service Class
     ING Global Real Estate Portfolio - Service 2 Class
     ING Global Resources Portfolio - Service Class
     ING Global Resources Portfolio - Service 2 Class
     ING International Growth Opportunities Portfolio - Service Class
     ING International Growth Opportunities Portfolio - Service 2 Class
     ING Janus Contrarian Portfolio - Service Class
     ING Janus Contrarian Portfolio - Service 2 Class
     ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
     ING JPMorgan Emerging Markets Equity Portfolio - Service Class
     ING JPMorgan Small Cap Core Equity Portfolio - Service Class
     ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
     ING JPMorgan Value Opportunities Portfolio - Service Class
     ING JPMorgan Value Opportunities Portfolio - Service 2 Class
     ING Julius Baer Foreign Portfolio - Service Class
     ING Julius Baer Foreign Portfolio - Service 2 Class
     ING Legg Mason Value Portfolio - Service Class
     ING Legg Mason Value Portfolio - Service 2 Class
     ING LifeStyle Aggressive Growth Portfolio - Service Class
     ING LifeStyle Aggressive Growth Portfolio - Service 2 Class
     ING LifeStyle Conservative Portfolio - Service Class**
     ING LifeStyle Growth Portfolio - Service Class
     ING LifeStyle Growth Portfolio - Service 2 Class
     ING LifeStyle Moderate Growth Portfolio - Service Class
     ING LifeStyle Moderate Growth Portfolio - Service 2 Class
     ING LifeStyle Moderate Portfolio - Service Class
     ING LifeStyle Moderate Portfolio - Service 2 Class
     ING Limited Maturity Bond Portfolio - Service Class
     ING Liquid Assets Portfolio - Service Class

135

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Investors Trust (continued):
     ING Liquid Assets Portfolio - Service 2 Class
     ING Lord Abbett Affiliated Portfolio - Service Class
     ING Lord Abbett Affiliated Portfolio - Service 2 Class
     ING Marsico Growth Portfolio - Service Class
     ING Marsico Growth Portfolio - Service 2 Class
     ING Marsico International Opportunities Portfolio - Service Class
     ING MFS Total Return Portfolio - Service Class
     ING MFS Total Return Portfolio - Service 2 Class
     ING MFS Utilities Portfolio - Service Class
     ING Multi-Manager International Small Cap Portfolio - Class S**
     ING Oppenheimer Active Asset Allocation Portfolio - Service Class**
      ING Oppenheimer Main Street Portfolio® - Service Class
     ING Oppenheimer Main Street Portfolio® - Service 2 Class
     ING PIMCO Core Bond Portfolio - Service Class
     ING PIMCO Core Bond Portfolio - Service 2 Class
     ING PIMCO High Yield Portfolio - Service Class
     ING Pioneer Fund Portfolio - Service Class
     ING Pioneer Mid Cap Value Portfolio - Service Class
     ING T. Rowe Price Capital Appreciation Portfolio - Service Class
     ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
     ING T. Rowe Price Equity Income Portfolio - Service Class
     ING T. Rowe Price Equity Income Portfolio - Service 2 Class
     ING Templeton Global Growth Portfolio - Service Class
     ING Templeton Global Growth Portfolio - Service 2 Class
     ING Van Kampen Capital Growth Portfolio - Service Class
     ING Van Kampen Capital Growth Portfolio - Service 2 Class
     ING Van Kampen Global Franchise Portfolio - Service Class
     ING Van Kampen Global Franchise Portfolio - Service 2 Class
     ING Van Kampen Global Tactical Asset Allocation Portfolio - Service Class**
     ING Van Kampen Growth and Income Portfolio - Service Class
     ING Van Kampen Growth and Income Portfolio - Service 2 Class
     ING Van Kampen Real Estate Portfolio - Service Class
     ING Van Kampen Real Estate Portfolio - Service 2 Class
     ING VP Index Plus International Equity Portfolio - Service Class
     ING VP Index Plus International Equity Portfolio - Service 2 Class

ING Investors Trust (continued):
     ING Wells Fargo Small Cap Disciplined Portfolio - Service Class
     ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class
ING Mutual Funds:
     ING Diversified International Fund - Class R
ING Partners, Inc.:
     ING American Century Large Company Value Portfolio - Service Class
     ING American Century Small-Mid Cap Value Portfolio - Service Class
     ING Baron Small Cap Growth Portfolio - Service Class
     ING Columbia Small Cap Value II Portfolio - Service Class
     ING Davis New York Venture Portfolio - Service Class
     ING JPMorgan Mid Cap Value Portfolio - Service Class
     ING Legg Mason Partners Aggressive Growth Portfolio - Service Class
     ING Neuberger Berman Partners Portfolio - Service Class
     ING Oppenheimer Global Portfolio - Initial Class
     ING Oppenheimer Global Portfolio - Service Class
     ING Oppenheimer Strategic Income Portfolio - Service Class
     ING PIMCO Total Return Portfolio - Service Class
     ING Solution 2015 Portfolio - Service Class
     ING Solution 2025 Portfolio - Service Class
     ING Solution 2035 Portfolio - Service Class
     ING Solution 2045 Portfolio - Service Class
     ING Solution Income Portfolio - Service Class
     ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
     ING T. Rowe Price Growth Equity Portfolio - Service Class
     ING Templeton Foreign Equity Portfolio - Service Class
     ING Thornburg Value Portfolio - Initial Class
     ING Thornburg Value Portfolio - Service Class
     ING UBS U.S. Large Cap Equity Portfolio - Service Class
     ING Van Kampen Comstock Portfolio - Service Class
     ING Van Kampen Equity and Income Portfolio - Initial Class
     ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolios, Inc.:
     ING VP Strategic Allocation Conservative Portfolio - Class S
     ING VP Strategic Allocation Growth Portfolio - Class S
     ING VP Strategic Allocation Moderate Portfolio - Class S

136

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

ING Variable Funds:
     ING VP Growth and Income Portfolio - Class I*
     ING VP Growth and Income Portfolio - Class S
ING Variable Insurance Trust:
     ING GET U.S. Core Portfolio - Series 3
     ING GET U.S. Core Portfolio - Series 4
     ING GET U.S. Core Portfolio - Series 5
     ING GET U.S. Core Portfolio - Series 6
     ING GET U.S. Core Portfolio - Series 7
     ING GET U.S. Core Portfolio - Series 8
     ING GET U.S. Core Portfolio - Series 9
     ING GET U.S. Core Portfolio - Series 10
     ING GET U.S. Core Portfolio - Series 11
     ING GET U.S. Core Portfolio - Series 12
     ING GET U.S. Core Portfolio - Series 13
     ING GET U.S. Core Portfolio - Series 14*
ING Variable Portfolios, Inc.:
     ING BlackRock Global Science and Technology Portfolio - Class S
     ING Global Equity Option Portfolio - Class S**
     ING International Index Portfolio - Class S**
     ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class S**
     ING Opportunistic Large Cap Growth Portfolio - Class S
     ING Opportunistic Large Cap Value Portfolio - Class S
     ING Russell™ Global Large Cap Index 85% Portfolio - Class S**
     ING Russell™ Large Cap Index Portfolio - Class S**
     ING Russell™ Mid Cap Index Portfolio - Class S**
     ING Russell™ Small Cap Index Portfolio - Class S**
     ING VP Index Plus LargeCap Portfolio - Class S
     ING VP Index Plus MidCap Portfolio - Class S
     ING VP Index Plus SmallCap Portfolio - Class S
     ING VP Small Company Portfolio - Class S
     ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S**
ING Variable Products Trust:
     ING VP International Value Portfolio - Class S
     ING VP MidCap Opportunities Portfolio - Class S
     ING VP SmallCap Opportunities Portfolio - Class S

ING VP Balanced Portfolio, Inc.:
     ING VP Balanced Portfolio - Class S
ING VP Intermediate Bond Portfolio:
     ING VP Intermediate Bond Portfolio - Class S
Legg Mason Partners Variable Equity Trust:
     Legg Mason Partners Variable International All Cap Opportunity Portfolio
     Legg Mason Partners Variable Investors Portfolio*
Legg Mason Partners Variable Income Trust:
     Legg Mason Partners Variable High Income Portfolio
     Legg Mason Partners Variable Money Market Portfolio
Oppenheimer Variable Account Funds:
     Oppenheimer Main Street Small Cap Fund®/VA - Service Class
PIMCO Variable Insurance Trust:
     PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
     Pioneer Equity Income VCT Portfolio - Class II
     Pioneer Small Cap Value VCT Portfolio - Class II
ProFunds:
     ProFund VP Bull
     ProFund VP Europe 30
     ProFund VP Rising Rates Opportunity
Wells Fargo Funds Trust:
     Wells Fargo Advantage Asset Allocation Fund
     Wells Fargo Advantage C&B Large Cap Value Fund
     Wells Fargo Advantage Equity Income Fund
     Wells Fargo Advantage Large Company Growth Fund
     Wells Fargo Advantage Money Market Fund
     Wells Fargo Advantage Small Cap Growth Fund
     Wells Fargo Advantage Total Return Bond Fund

*          Division became available in 2007
**       Division became available in 2008

137

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Divisions were changed during 2008. The following is a summary of current and former names for those Divisions:

Current Name	Former Name
ING Investors Trust:	ING Investors Trust:
ING Mid Cap Growth Portfolio - Service Class	ING FMRSM Mid Cap Growth Portfolio - Service
Class
ING Mid Cap Growth Portfolio - Service Class 2	ING FMRSM Mid Cap Growth Portfolio - Service
Class 2
ING Van Kampen Large Cap Growth Portfolio -	ING FMRSM Large Cap Growth Portfolio - Service
Service Class	Class
ING Variable Portfolios, Inc.:	ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology	ING VP Global Science and Technology Portfolio -
Portfolio - Class S	Class S
ING Opportunistic Large Cap Growth Portfolio -	ING VP Growth Portfolio - Class S
Class S
ING Opportunistic Large Cap Value Portfolio -	ING VP Value Opportunity Portfolio - Class S
Class S

The following Divisions were closed to contractowners in 2008:

ING GET Fund:
       ING GET Fund - Series U
       ING GET Fund - Series V
ING Investors Trust:
       ING Capital Guardian U.S. Equities Portfolio - Service Class
       ING Capital Guardian U.S. Equities Portfolio - Service 2 Class
       ING EquitiesPlus Portfolio - Service Class
       ING EquitiesPlus Portfolio - Service 2 Class
       ING Global Technology Portfolio - Service Class
       ING Global Technology Portfolio - Service 2 Class
       ING Mid Cap Growth Portfolio - Service Class
       ING Mid Cap Growth Portfolio - Service Class 2
       ING UBS U.S. Allocation Portfolio - Service Class
       ING UBS U.S. Allocation Portfolio - Service 2 Class
       ING Van Kampen Large Cap Growth Portfolio - Service Class
       ING Wells Fargo Disciplined Value Portfolio - Service Class
       ING Wells Fargo Disciplined Value Portfolio - Service 2 Class
ING Partners, Inc.:
       ING JPMorgan International Portfolio - Service Class
       ING Neuberger Berman Regency Portfolio - Service Class
       ING OpCap Balanced Value Portfolio - Service Class
       ING UBS U.S. Small Cap Growth Portfolio - Service Class
ING Variable Insurance Trust:
       ING GET U.S. Core Portfolio - Series 1
       ING GET U.S. Core Portfolio - Series 2
       ING VP Global Equity Dividend Portfolio
ING Variable Products Trust:
       ING VP Financial Services Portfolio - Class S
       ING VP Real Estate Portfolio - Class S
ProFunds:
       ProFund VP Small-Cap

                                                                                                  138

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The following Divisions were offered during 2008 but did not have any activity as of
December 31, 2008:

ING Investors Trust:
     ING BlackRock Large Cap Growth Portfolio - Service 2 Class
     ING Evergreen Health Sciences Portfolio - Service 2 Class

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis.
The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ING
USA, which is taxed as a life insurance company under the Internal Revenue Code.
Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ING USA.

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Account are represented by net assets on the
Statements of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. To the extent that benefits to be paid to the contractowners exceed their account values, ING USA will contribute additional

                                                         139

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to ING USA.

Changes from Principal Transactions

Included in Changes from Principal Transactions on the Statements of Changes in Net
Assets are items which relate to contractowner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) ING
USA related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by ING USA). Any net unsettled transactions as of the reporting date are included in Payable to related parties on the Statements of Assets and Liabilities.

3. Recently Adopted Accounting Standards

Fair Value Measurements

In September 2006, the Financial Accounting Standards Board (“FASB”) issued
Statement of Financial Accounting Standards (“FAS”) No. 157, “Fair Value
Measurements” (“FAS No. 157”). FAS No. 157 provides guidance for using fair value to measure assets and liabilities whenever other standards require (or permit) assets or liabilities to be measured at fair value. FAS No. 157 does not expand the use of fair value to any new circumstances.

Under FAS No. 157, the FASB clarifies the principle that fair value should be based on the assumptions market participants would use when pricing the asset or liability. In support of this principle, FAS No. 157 establishes a fair value hierarchy that prioritizes the information used to develop such assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data. FAS No. 157 also requires separate disclosure of fair value measurements by level within the hierarchy and expanded disclosure of the effect on earnings for items measured using unobservable data.

The adoption of FAS No. 157 on January 1, 2008 did not have an impact on the
Account’s net assets or results of operations. New disclosures are included in the
Financial Instruments footnote.

4. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values
(“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds,

                                                         140

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and
Liabilities and are categorized as Level 1 as of December 31, 2008, based on the priority of the inputs to the valuation technique below. The Account had no financial liabilities as of December 31, 2008.

The FAS No. 157 fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

§	Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
§	Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.
Level 2 inputs include the following:
	a)	Quoted prices for similar assets or liabilities in active markets;
	b)	Quoted prices for identical or similar assets or liabilities in non-active markets;
	c)	Inputs other than quoted market prices that are observable; and
	d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
§

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

5. Charges and Fees

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution;
however, in the state of Washington, the 5.5% Solution is offered instead of the 7%
Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and
Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7%
Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II,
Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual or Quarterly Ratchet, 7% Solution and Max 7. In
the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max
5.5 is offered instead of Max 7. SmartDesign Advantage, SmartDesign Signature, and

                                                       141

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

SmartDesign Variable Annuity contracts each have three different death benefit options referred to as Option Package I, Option Package II, and Option Package III. Focus has
two different options referred to as Option Package I, Option Package II.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover
ING USA’s expenses in connection with the issuance and administration of the Contracts.
Following is a summary of these charges:

Mortality and Expense Risk Charges

ING USA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges are deducted at annual rates of up to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts:

Series	Annual Rates
ING:
Architect (pre January 2008) Max 7	1.40%
Architect (post January 2008) Max 7	1.55
Architect (pre January 2008) Quarterly Ratchet	1.10
Architect (post January 2008) Quarterly Ratchet	1.25
Architect (post April 2008) Quarterly Ratchet	1.30
Architect (pre January 2008) Standard	0.85
Architect (post January 2008) Standard	1.00
Focus Variable Annuity Option I	0.60
Focus Variable Annuity Option II	0.80
Rollover ChoiceSM Option I (pre August 7, 2003)	0.60
Rollover ChoiceSM Option II (pre August 7, 2003)	0.80
Rollover ChoiceSM Option III (pre August 7, 2003)	0.95
Rollover ChoiceSM Option I (post August 7, 2003)	0.85
Rollover ChoiceSM Option II (post August 7, 2003)	1.05
Rollover ChoiceSM Option III (post August 7, 2003)	1.20
ING GoldenSelect:
Access® (post January 2000) 5.5 % Solution	1.45
Access® (pre February 2000) 5.5% Solution	1.40
Access® (post 2000) 5.5% Solution	1.45
Access® (post April 2001) 5.5% Solution	1.80
Access® (post January 2000) 7% Solution	1.65
Access® (pre February 2000) 7% Solution	1.55
Access® (post 2000) 7% Solution	1.65
Access® (post April 2001) 7% Solution	2.00

142

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Access® (post January 2000) Annual Ratchet	1.45%
Access® (pre February 2000) Annual Ratchet	1.40
Access® (post 2000) Annual Ratchet	1.55
Access® (post January 2000) Max 5.5	1.55
Access® (post 2000) Max 5.5	1.60
Access® (post April 2001) Max 5.5	1.95
Access® (post January 2000) Max 7	1.75
Access® (post 2000) Max 7	1.75
Access® (post April 2001) Max 7	2.20
Access® (post April 2001) Quarterly Ratchet	1.90
Access® (post April 2008) Quarterly Ratchet	1.95
Access® (post January 2000) Standard	1.65
Access® (pre February 2000) Standard	1.25
Access® (post 2000) Standard	1.30
Access® (post April 2001) Standard	1.65
Access® One	0.35
DVA	0.90
DVA 80	0.80
DVA Plus (post January 2000) 5.5% Solution	1.25
DVA Plus (pre February 2000) 5.5% Solution	1.25
DVA Plus (post 2000) 5.5% Solution	1.30
DVA Plus (post January 2000) 7% Solution	1.50
DVA Plus (pre February 2000) 7% Solution	1.40
DVA Plus (post 2000) 7% Solution	1.50
DVA Plus (post January 2000) Annual Ratchet	1.30
DVA Plus (pre February 2000) Annual Ratchet	1.25
DVA Plus (post 2000) Annual Ratchet	1.40
DVA Plus (post January 2000) Max 5.5	1.40
DVA Plus (post 2000) Max 5.5	1.45
DVA Plus (post January 2000) Max 7	1.60
DVA Plus (post 2000) Max 7	1.60
DVA Plus (post January 2000) Standard	1.15
DVA Plus (pre February 2000) Standard	1.10
DVA Plus (post 2000) Standard	1.15
DVA Series 100	1.25
ES II (pre 2001)	1.25
ES II (post 2000) 5.5% Solution	1.40
ES II (post 2000) 7% Solution	1.60
ES II (post 2000) Deferred Ratchet	1.30
ES II (post 2000) Max 5.5	1.55
ES II (post 2000) Max 7	1.80
ES II (post 2000) Quarterly Ratchet	1.50
ES II (post 2000) Standard	1.25
Generations-7% Solution	1.60

143

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
Generations-Deferred Ratchet	1.30%
Generations-Max 7	1.80
Generations-Quarterly Ratchet	1.50
Generations-Standard	1.25
Granite PrimElite-Annual Ratchet	1.25
Granite PrimElite-Standard	1.10
Landmark 5.5% Solution	1.65
Landmark 7% Solution	1.85
Landmark-Max 5.5	1.80
Landmark-Max 7	2.05
Landmark (pre April 2008) Quarterly Ratchet	1.75
Landmark (post April 2008) Quarterly Ratchet	1.80
Landmark-Standard	1.50
Legends Max 7	2.05
Legends Quarterly Ratchet	1.75
Legends-Standard	1.50
Opportunities 5.5% Solution	1.40
Opportunities 7% Solution	1.60
Opportunities-Max 5.5	1.55
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25
Premium Plus (pre February 2000) 5.5% Solution	1.40
Premium Plus (post January 2000) 5.5% Solution	1.45
Premium Plus (post 2000) 5.5% Solution	1.45
Premium Plus (pre February 2000) 7% Solution	1.55
Premium Plus (post January 2000) 7% Solution	1.65
Premium Plus (post 2000) 7% Solution	1.65
Premium Plus (post 2000) Annual Ratchet	1.55
Premium Plus (post January 2000) Max 5.5	1.55
Premium Plus (post 2000) Max 5.5	1.60
Premium Plus (post January 2000) Max 7	1.95
Premium Plus (post 2000) Max 7	1.95
Premium Plus (pre February 2000) Quarterly Ratchet	1.40
Premium Plus (post January 2000) Quarterly Ratchet	1.65
Premium Plus (post April 2008) Quarterly Ratchet	1.70
Premium Plus (pre February 2000) Standard	1.25
Premium Plus (post January 2000) Standard	1.30
Premium Plus (post 2000) Standard	1.40
VA Bonus Option I	1.30
VA Bonus Option II	1.60
VA Bonus Option III	1.75
VA Option I	0.80
VA Option II	1.10

144

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Series	Annual Rates
ING GoldenSelect (continued):
VA Option III	1.25%
Value-Standard	0.75
ING SmartDesign:
Advantage Option I	1.50
Advantage Option II	1.70
Advantage Option III	1.85
Signature Option I	1.10
Signature Option II	1.30
Signature Option III	1.45
Simplicity Variable Annuity Years 1-10	2.00
Simplicity Variable Annuity Years 11+	1.25
Variable Annuity Option I	0.80
Variable Annuity Option II	1.10
Variable Annuity Option III	1.25
Wells Fargo ING:
Landmark-Max 7	2.05
Landmark-Quarterly Ratchet	1.75
Landmark-Standard	1.50
Opportunities-Max 7	1.80
Opportunities-Quarterly Ratchet	1.50
Opportunities-Standard	1.25

Asset Based Administrative Charges

A daily charge to cover administrative expenses of the Account at an annual rate of
0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the
Access, Access One, Advantage, Architect, DVA Plus, ESII, Focus VA, Generations,
Granite PrimElite, Landmark, Legends, Premium Plus, Rollover Choice, Signature,
Opportunities Contracts, Variable Annuity, and Value.

Contract Maintenance Charges

An annual Contract fee may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. The charge is $30 per Contract year for Generations, Opportunities, Landmark, Focus VA, Signature,
Legends, Simplicity, ES II, Value, Variable Annuity, Advantage, and Rollover Choice
Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

                                                           145

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Contingent Deferred Sales Charges

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite,
Generations, Opportunities, Premium Plus, Focus VA, Signature, Legends, Simplicity,
Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage of each premium payment if the
Contract is surrendered or an excess partial withdrawal is taken, as specified in the
Contract. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.

Complete		Granite
Years Elapsed		PrimElite		Opportunities,
Since Premium	DVA 80	& DVA	Premium	ES II &
Payment	& DVA	Plus	Plus	Generations	Value	Architect
0	6%	7%	8%	8%	6%	8%
1	5	7	8	7	6	7
2	4	6	8	6	6	6
3	3	5	8	5	5	5
4	2	4	7	4	4	4
5	1	3	6	3	3	3
6	-	1	5	2	1	2
7	-	-	3	1	-	-
8	-	-	1	-	-	-
9+	-	-	-	-	-	-

Complete
Years Elapsed
Since Premium		Landmark	Signature	Rollover
Payment	Advantage	& Legends	& VA	Choice	Focus VA	Simplicity
0	6%	6%	7%	6%	3%	6%
1	5	5	7	6	2	6
2	4	4	6	5	1	5
3	-	3	6	4	-	4
4	-	-	5	3	-	3
5	-	-	4	2	-	-
6	-	-	3	1	-	-
7	-	-	-	-	-	-
8	-	-	-	-	-	-
9+	-	-	-	-	-	-

Withdrawal and Distribution Charges

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts’ accumulation values.

                                                          146

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Deferred Sales Load

Under Contracts offered prior to October 1995, a sales load of up to 7.50% was assessed against each premium payment for sales-related expenses, as specified in the Contracts.
For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when ING USA receives it, the amount of such charge is initially advanced by ING USA to contractowners and included in the accumulation value, and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.00% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the ING GET U.S. Core Portfolio Funds.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits.
The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts.

Fees Waived by ING USA

Certain charges and fees for various types of Contracts are currently waived by ING USA.
ING USA reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

6. Related Party Transactions

During the year ended December 31, 2008, management and service fees were paid indirectly to DSL, an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust and ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

                                                            147

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

In addition, management and service fees were paid to IIL, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING Mutual Funds, the ING
Variable Insurance Trust, ING VP Intermediate Bond Portfolio, ING Variable Portfolios,
Inc., ING Variable Funds, ING VP Balanced Portfolio, Inc., ING Strategic Allocation
Portfolio, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates up to 1.00% of the average net assets of each respective
Fund.

                                                             148

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	$ 5,460	$ 9,287	$ 3,723	$ 10,577
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	462,235	8,747	-	-
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	83	268	202	56
Columbia Federal Securities Fund, Variable Series - Class A	10	61	5	7
Columbia Large Cap Growth Fund, Variable Series - Class A	4	41	2	138
Columbia Small Cap Value Fund, Variable Series - Class B	25,549	53,705	37,052	77,725
Columbia Small Company Growth Fund, Variable Series - Class A	9	4	8	11
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	14,078	75,368	94,573	64,133
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	262,890	47,570	494,378	16,770
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	3,617	1,023	4,816	880
ING GET Fund:
ING GET Fund - Series U	6,525	67,888	3,347	17,519
ING GET Fund - Series V	1,734	95,602	2,553	28,380
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	84,249	82,272	81,882	88,756
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	3,687	2,613	2,600	3,207
ING American Funds Asset Allocation Portfolio	177,850	5,324	-	-
ING American Funds Bond Portfolio	292,667	23,012	-	-
ING American Funds Growth Portfolio	526,537	100,328	335,806	67,464
ING American Funds Growth-Income Portfolio	255,341	52,985	252,535	45,863
ING American Funds International Portfolio	318,087	103,608	359,751	74,985
ING American Funds World Allocation Portfolio - Service Class	12,742	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	22	24	295	46
ING BlackRock Large Cap Growth Portfolio - Service Class	42,774	26,286	24,621	26,064
ING BlackRock Large Cap Value Portfolio - Service Class	2,353	12,580	14,177	28,046
ING BlackRock Large Cap Value Portfolio - Service 2 Class	169	748	462	764
ING Capital Guardian U.S. Equities Portfolio - Service Class	74,616	402,538	55,102	104,026
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	1,408	7,429	1,047	2,864
ING EquitiesPlus Portfolio - Service Class	13,132	89,447	11,590	29,416
ING EquitiesPlus Portfolio - Service 2 Class	5	29	3	1
ING Evergreen Health Sciences Portfolio - Service Class	79,448	45,673	38,104	33,264
ING Evergreen Omega Portfolio - Service Class	6,738	3,505	1,147	4,046
ING Evergreen Omega Portfolio - Service 2 Class	138	175	156	319
ING FMRSM Diversified Mid Cap Portfolio - Service Class	103,642	119,041	467,133	133,555
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	4,848	6,298	10,747	5,068
ING Focus 5 Portfolio - Service Class	140,022	25,345	101,857	-
ING Franklin Income Portfolio - Service Class	155,140	75,651	224,438	38,169
ING Franklin Income Portfolio - Service 2 Class	3,023	3,062	7,204	1,011

                                                                        149

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING Franklin Mutual Shares Portfolio - Service Class	$ 65,467	$ 28,920	$ 204,420	$ 4,398
ING Franklin Templeton Founding Strategy Portfolio - Service Class	492,796	18,058	535,915	4,503
ING Global Real Estate Portfolio - Service Class	80,545	28,998	124,215	37,274
ING Global Real Estate Portfolio - Service 2 Class	868	689	2,121	825
ING Global Resources Portfolio - Service Class	421,367	147,634	272,020	90,148
ING Global Resources Portfolio - Service 2 Class	11,695	6,598	7,846	5,230
ING Global Technology Portfolio - Service Class	20,502	129,962	71,046	27,603
ING Global Technology Portfolio - Service 2 Class	752	6,922	1,096	1,132
ING International Growth Opportunities Portfolio - Service Class	32,797	25,479	28,930	39,214
ING International Growth Opportunities Portfolio - Service 2 Class	2,841	1,356	2,066	1,451
ING Janus Contrarian Portfolio - Service Class	212,297	95,135	617,139	35,685
ING Janus Contrarian Portfolio - Service 2 Class	7,071	4,822	33,192	3,599
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	5,692	6,491	4,722	4,959
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	194,670	137,782	254,725	86,123
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	26,137	57,435	62,346	47,499
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	4,246	7,319	6,219	5,480
ING JPMorgan Value Opportunities Portfolio - Service Class	4,435	9,842	21,400	46,313
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	150	480	738	641
ING Julius Baer Foreign Portfolio - Service Class	175,677	105,567	291,598	73,496
ING Julius Baer Foreign Portfolio - Service 2 Class	9,062	6,716	9,827	5,781
ING Legg Mason Value Portfolio - Service Class	70,988	69,259	42,917	83,929
ING Legg Mason Value Portfolio - Service 2 Class	4,740	3,532	1,355	4,000
ING LifeStyle Aggressive Growth Portfolio - Service Class	202,260	107,106	262,752	55,272
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	1,685	961	2,914	1,049
ING LifeStyle Conservative Portfolio - Service Class	129,382	2,041	-	-
ING LifeStyle Growth Portfolio - Service Class	1,015,688	108,959	1,209,798	44,669
ING LifeStyle Growth Portfolio - Service 2 Class	5,176	1,940	5,465	1,397
ING LifeStyle Moderate Growth Portfolio - Service Class	806,416	75,181	844,710	36,571
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	5,419	4,133	12,303	1,073
ING LifeStyle Moderate Portfolio - Service Class	691,487	58,437	432,628	60,064
ING LifeStyle Moderate Portfolio - Service 2 Class	8,830	5,895	8,329	2,504
ING Limited Maturity Bond Portfolio - Service Class	11,201	46,245	4,187	50,961
ING Liquid Assets Portfolio - Service Class	1,802,623	520,982	956,760	616,912
ING Liquid Assets Portfolio - Service 2 Class	47,711	15,633	26,157	17,375
ING Lord Abbett Affiliated Portfolio - Service Class	14,922	24,861	7,398	41,793
ING Lord Abbett Affiliated Portfolio - Service 2 Class	473	392	320	587
ING Marsico Growth Portfolio - Service Class	41,610	115,684	59,561	129,662
ING Marsico Growth Portfolio - Service 2 Class	782	2,841	1,546	3,275
ING Marsico International Opportunities Portfolio - Service Class	111,810	58,445	133,976	42,848
ING MFS Total Return Portfolio - Service Class	160,438	158,141	121,954	190,148

                                                                                                    150

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service 2 Class	$ 7,166	$ 7,224	$ 7,717	$ 8,874
ING MFS Utilities Portfolio - Service Class	237,493	96,397	240,316	73,887
ING Mid Cap Growth Portfolio - Service Class	336	343,788	3,888	107,689
ING Mid Cap Growth Portfolio - Service Class 2	54	16,343	543	2,588
ING Multi-Manager International Small Cap Portfolio - Class S	7,406	3,266	-	-
ING Oppenheimer Active Asset Allocation Portfolio - Service Class	3,445	-	-	-
ING Oppenheimer Main Street Portfolio® - Service Class	27,708	69,359	16,070	87,783
ING Oppenheimer Main Street Portfolio® - Service 2 Class	218	586	261	742
ING PIMCO Core Bond Portfolio - Service Class	1,404,422	242,657	360,595	68,752
ING PIMCO Core Bond Portfolio - Service 2 Class	23,623	9,836	9,606	6,214
ING PIMCO High Yield Portfolio - Service Class	65,473	165,112	157,253	202,364
ING Pioneer Fund Portfolio - Service Class	6,336	18,710	12,794	23,015
ING Pioneer Mid Cap Value Portfolio - Service Class	253,544	118,959	95,332	71,948
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	570,542	234,895	453,013	138,295
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	14,096	15,260	16,922	12,392
ING T. Rowe Price Equity Income Portfolio - Service Class	133,636	110,841	77,756	140,159
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	4,732	4,088	2,928	4,023
ING Templeton Global Growth Portfolio - Service Class	27,229	57,387	43,057	57,169
ING Templeton Global Growth Portfolio - Service 2 Class	531	1,949	1,000	1,240
ING UBS U.S. Allocation Portfolio - Service Class	11,200	80,180	9,301	21,683
ING UBS U.S. Allocation Portfolio - Service 2 Class	664	4,350	514	891
ING Van Kampen Capital Growth Portfolio - Service Class	188,422	24,287	5,428	16,651
ING Van Kampen Capital Growth Portfolio - Service 2 Class	191	13,877	1,041	2,185
ING Van Kampen Global Franchise Portfolio - Service Class	57,998	61,094	76,970	65,025
ING Van Kampen Global Franchise Portfolio - Service 2 Class	7,448	10,870	4,004	6,622
ING Van Kampen Global Tactical Asset Allocation Portfolio - Service Class	3,034	371	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	84,673	106,437	84,032	155,280
ING Van Kampen Growth and Income Portfolio - Service 2 Class	8,711	10,721	8,442	7,759
ING Van Kampen Large Cap Growth Portfolio - Service Class	13,305	160,545	16,312	46,755
ING Van Kampen Real Estate Portfolio - Service Class	111,200	151,448	151,181	315,522
ING Van Kampen Real Estate Portfolio - Service 2 Class	5,570	5,348	6,733	6,152
ING VP Index Plus International Equity Portfolio - Service Class	10,884	9,287	36,754	32,685
ING VP Index Plus International Equity Portfolio - Service 2 Class	169	258	420	372
ING Wells Fargo Disciplined Value Portfolio - Service Class	4,388	191,670	4,765	63,275
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	85	3,794	169	573
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	1,527	4,054	7,433	17,393
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	74	82	110	749
ING Mutual Funds:
ING Diversified International Fund - Class R	36	67	435	147
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	406	72	150	335
ING American Century Small-Mid Cap Value Portfolio - Service Class	192	103	272	263

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Partners, Inc. (continued):
ING Baron Small Cap Growth Portfolio - Service Class	$ 92,006	$ 34,502	$ 115,531	$ 31,436
ING Columbia Small Cap Value II Portfolio - Service Class	103,851	43,859	92,019	19,349
ING Davis New York Venture Portfolio - Service Class	116,223	9,815	100,677	12,342
ING JPMorgan International Portfolio - Service Class	96,935	179,019	64,519	49,081
ING JPMorgan Mid Cap Value Portfolio - Service Class	38,474	10,410	3,134	5,102
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	4,626	23,042	17,555	29,396
ING Neuberger Berman Partners Portfolio - Service Class	1,410	25,782	9,293	41,308
ING Neuberger Berman Regency Portfolio - Service Class	11,196	24,136	17,269	7,157
ING OpCap Balanced Value Portfolio - Service Class	207	453	280	288
ING Oppenheimer Global Portfolio - Initial Class	1,065	2,674	819	3,717
ING Oppenheimer Global Portfolio - Service Class	50,521	18,723	64,752	13,406
ING Oppenheimer Strategic Income Portfolio - Service Class	4,632	3,223	6,042	407
ING PIMCO Total Return Portfolio - Service Class	5,467	1,043	2,005	471
ING Solution 2015 Portfolio - Service Class	8,604	2,620	6,772	872
ING Solution 2025 Portfolio - Service Class	7,218	748	4,644	775
ING Solution 2035 Portfolio - Service Class	5,535	592	7,620	1,596
ING Solution 2045 Portfolio - Service Class	946	109	1,082	287
ING Solution Income Portfolio - Service Class	3,858	1,808	4,115	110
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	2,844	385	1,632	496
ING T. Rowe Price Growth Equity Portfolio - Service Class	31,668	15,930	37,862	6,192
ING Templeton Foreign Equity Portfolio - Service Class	219,959	59,611	116,313	35,930
ING Thornburg Value Portfolio - Initial Class	41	553	58	962
ING Thornburg Value Portfolio - Service Class	260	4,726	17,774	12,351
ING UBS U.S. Large Cap Equity Portfolio - Service Class	360	3,531	5,302	14,179
ING UBS U.S. Small Cap Growth Portfolio - Service Class	24	2,378	6,985	9,526
ING Van Kampen Comstock Portfolio - Service Class	37,574	28,902	37,158	20,355
ING Van Kampen Equity and Income Portfolio - Initial Class	318	749	202	508
ING Van Kampen Equity and Income Portfolio - Service Class	152,718	19,385	49,549	6,740
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	476	204	1,025	303
ING VP Strategic Allocation Growth Portfolio - Class S	516	81	376	216
ING VP Strategic Allocation Moderate Portfolio - Class S	302	201	340	166
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	2	6	150	1
ING VP Growth and Income Portfolio - Class S	437,216	47,269	3,224	817

                                                                                              152

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	$ 8,721	$ 70,895	$ 3,787	$ 21,554
ING GET U.S. Core Portfolio - Series 2	5,479	49,073	2,179	15,740
ING GET U.S. Core Portfolio - Series 3	3,210	9,057	1,669	22,086
ING GET U.S. Core Portfolio - Series 4	5,225	7,268	2,236	15,884
ING GET U.S. Core Portfolio - Series 5	4,308	5,202	1,814	6,192
ING GET U.S. Core Portfolio - Series 6	3,941	4,739	2,202	6,458
ING GET U.S. Core Portfolio - Series 7	2,963	3,461	1,157	7,473
ING GET U.S. Core Portfolio - Series 8	1,723	1,943	698	1,348
ING GET U.S. Core Portfolio - Series 9	1,549	1,059	492	2,999
ING GET U.S. Core Portfolio - Series 10	1,134	737	352	2,872
ING GET U.S. Core Portfolio - Series 11	1,803	1,160	504	2,575
ING GET U.S. Core Portfolio - Series 12	854	981	169	904
ING GET U.S. Core Portfolio - Series 13	2,661	13,597	330	19,308
ING GET U.S. Core Portfolio - Series 14	2,064	14,458	109,043	22,771
ING VP Global Equity Dividend Portfolio	7,969	48,546	7,474	13,183
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class S	157,195	21,941	615	132
ING Global Equity Option Portfolio - Class S	1,984	31	-	-
ING International Index Portfolio - Class S	9,607	1,711	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class S	214,981	41,744	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	281	273	376	71
ING Opportunistic Large Cap Value Portfolio - Class S	3,338	4,133	785	5,278
ING Russell™ Global Large Cap Index 85% Portfolio - Class S	4,040	1,426	-	-
ING Russell™ Large Cap Index Portfolio - Class S	38,457	10,460	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	33,357	3,426	-	-
ING Russell™ Small Cap Index Portfolio - Class S	116,495	17,769	-	-
ING VP Index Plus LargeCap Portfolio - Class S	103,292	94,213	145,502	55,366
ING VP Index Plus MidCap Portfolio - Class S	40,631	54,718	76,612	57,405
ING VP Index Plus SmallCap Portfolio - Class S	23,724	46,622	52,914	47,861
ING VP Small Company Portfolio - Class S	65,062	11,441	1,293	402
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio - Class S	225,953	8,759	-	-
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	25,307	77,734	26,586	33,157
ING VP International Value Portfolio - Class S	6,021	1,879	8,085	1,127
ING VP MidCap Opportunities Portfolio - Class S	355,725	33,335	497	5,968
ING VP Real Estate Portfolio - Class S	2,671	9,129	5,536	1,712
ING VP SmallCap Opportunities Portfolio - Class S	12,733	18,918	3,758	31,383
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	2,379	2,160	1,925	2,259
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	484,837	220,106	515,699	73,908
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity Portfolio	2	31	53	40
Legg Mason Partners Variable Investors Portfolio	7	44	270	92

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

		Year ended December 31
	2008		2007
	Purchases	Sales	Purchases	Sales
		(Dollars in thousands)
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	$ 8	$ 36	$ 11	$ 30
Legg Mason Partners Variable Money Market Portfolio	3	146	179	36
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	347	285	905	316
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,725	1,642	1,468	441
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	5,223	1,571	10,344	1,468
Pioneer Small Cap Value VCT Portfolio - Class II	665	915	1,620	1,756
ProFunds:
ProFund VP Bull	372	6,426	13,861	42,902
ProFund VP Europe 30	2,885	4,958	950	10,594
ProFund VP Rising Rates Opportunity	1,436	8,874	9,572	23,579
ProFund VP Small-Cap	5,163	60,908	27,879	57,717
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	287	411	132	390
Wells Fargo Advantage C&B Large Cap Value Fund	7	113	9	70
Wells Fargo Advantage Equity Income Fund	140	134	87	134
Wells Fargo Advantage Large Company Growth Fund	21	458	18	420
Wells Fargo Advantage Money Market Fund	2	86	10	197
Wells Fargo Advantage Small Cap Growth Fund	189	140	139	142
Wells Fargo Advantage Total Return Bond Fund	58	314	103	184

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8. Changes in Units

The changes in units outstanding for the years ended December 31, 2008 and 2007 are shown in the following table. The activity includes contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA
Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
AIM V.I. Leisure Fund - Series I Shares	104,608	859,682	(755,074)	49,589	690,018	(640,429)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III	57,209,847	7,307,190	49,902,657	-	-	-
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A	2,325	20,743	(18,418)	8,386	2,960	5,426
Columbia Federal Securities Fund, Variable Series - Class A	444	5,324	(4,880)	-	490	(490)
Columbia Large Cap Growth Fund, Variable Series - Class A	299	3,722	(3,423)	11	10,772	(10,761)
Columbia Small Cap Value Fund, Variable Series - Class B	179,657	3,140,307	(2,960,650)	246,895	3,607,340	(3,360,445)
Columbia Small Company Growth Fund, Variable Series - Class A	-	144	(144)	408	481	(73)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	3,214,538	8,981,668	(5,767,130)	7,286,695	7,379,935	(93,240)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	38,407,606	22,732,411	15,675,195	22,564,754	5,226,744	17,338,010
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	375,150	243,139	132,011	252,138	76,303	175,835
ING GET Fund:
ING GET Fund - Series U	8,133	6,231,221	(6,223,088)	27,785	1,429,250	(1,401,465)
ING GET Fund - Series V	83,696	9,515,895	(9,432,199)	41,719	2,662,149	(2,620,430)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	4,875,586	7,856,182	(2,980,596)	4,146,546	5,263,128	(1,116,582)
ING AllianceBernstein Mid Cap Growth Portfolio - Service 2 Class	114,147	228,342	(114,195)	91,253	168,268	(77,015)
ING American Funds Asset Allocation Portfolio	23,895,240	3,215,712	20,679,528	-	-	-
ING American Funds Bond Portfolio	37,631,498	9,063,400	28,568,098	-	-	-
ING American Funds Growth Portfolio	66,078,373	41,512,481	24,565,892	29,789,417	11,277,886	18,511,531

	155

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING American Funds Growth-Income Portfolio	40,022,856	26,811,680	13,211,176	23,002,048	9,362,784	13,639,264
ING American Funds International Portfolio	32,644,018	24,864,560	7,779,458	21,450,539	7,509,459	13,941,080
ING American Funds World Allocation Portfolio - Service Class	1,475,870	29,257	1,446,613	-	-	-
ING BlackRock Large Cap Growth Portfolio - Institutional Class	3	2,895	(2,892)	29,431	4,521	24,910
ING BlackRock Large Cap Growth Portfolio - Service Class	5,752,600	5,400,606	351,994	3,392,317	3,299,104	93,213
ING BlackRock Large Cap Value Portfolio - Service Class	87,456	1,082,168	(994,712)	1,152,523	2,187,803	(1,035,280)
ING BlackRock Large Cap Value Portfolio - Service 2 Class	6,407	56,978	(50,571)	22,032	42,824	(20,792)
ING Capital Guardian U.S. Equities Portfolio - Service Class	2,193,027	41,270,183	(39,077,156)	1,477,514	8,501,643	(7,024,129)
ING Capital Guardian U.S. Equities Portfolio - Service 2 Class	12,493	571,686	(559,193)	16,799	160,582	(143,783)
ING EquitiesPlus Portfolio - Service Class	236,620	9,686,886	(9,450,266)	282,023	2,616,093	(2,334,070)
ING EquitiesPlus Portfolio - Service 2 Class	-	3,076	(3,076)	-	-	-
ING Evergreen Health Sciences Portfolio - Service Class	12,348,154	10,033,907	2,314,247	4,388,814	4,346,438	42,376
ING Evergreen Omega Portfolio - Service Class	780,203	450,969	329,234	123,710	372,983	(249,273)
ING Evergreen Omega Portfolio - Service 2 Class	919	15,342	(14,423)	12,926	25,954	(13,028)
ING FMRSM Diversified Mid Cap Portfolio - Service Class	15,533,608	20,806,130	(5,272,522)	32,919,896	11,062,186	21,857,710
ING FMRSM Diversified Mid Cap Portfolio - Service 2 Class	231,193	461,928	(230,735)	607,656	280,761	326,895
ING Focus 5 Portfolio - Service Class	20,714,284	7,849,841	12,864,443	9,998,724	415,746	9,582,978
ING Franklin Income Portfolio - Service Class	29,073,925	22,412,607	6,661,318	24,727,870	7,993,779	16,734,091
ING Franklin Income Portfolio - Service 2 Class	331,544	384,919	(53,375)	666,379	110,792	555,587
ING Franklin Mutual Shares Portfolio - Service Class	11,340,120	7,955,038	3,385,082	18,258,291	1,438,192	16,820,099
ING Franklin Templeton Founding Strategy Portfolio - Service Class	79,149,769	20,954,019	58,195,750	56,203,844	1,896,492	54,307,352
ING Global Real Estate Portfolio - Service Class	13,935,069	8,931,567	5,003,502	11,380,603	5,227,955	6,152,648
ING Global Real Estate Portfolio - Service 2 Class	95,994	79,211	16,783	157,514	68,894	88,620
ING Global Resources Portfolio - Service Class	17,080,043	13,531,849	3,548,194	8,192,476	4,611,641	3,580,835
ING Global Resources Portfolio - Service 2 Class	284,537	353,794	(69,257)	222,469	231,278	(8,809)
ING Global Technology Portfolio - Service Class	3,329,972	18,786,861	(15,456,889)	10,465,819	5,449,106	5,016,713
ING Global Technology Portfolio - Service 2 Class	14,954	454,103	(439,149)	69,329	71,773	(2,444)
ING International Growth Opportunities Portfolio - Service Class	347,675	2,195,689	(1,848,014)	50,536	2,561,047	(2,510,511)

	156

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING International Growth Opportunities Portfolio - Service 2 Class	24,951	85,424	(60,473)	897	64,326	(63,429)
ING Janus Contrarian Portfolio - Service Class	24,274,047	22,399,880	1,874,167	42,142,210	5,958,892	36,183,318
ING Janus Contrarian Portfolio - Service 2 Class	240,422	315,896	(75,474)	1,538,004	186,277	1,351,727
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class	182,330	313,840	(131,510)	223,981	229,731	(5,750)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	20,248,514	19,777,306	471,208	15,526,244	8,036,460	7,489,784
ING JPMorgan Small Cap Core Equity Portfolio - Service Class	2,331,586	6,052,262	(3,720,676)	5,325,143	4,871,239	453,904
ING JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	66,112	531,318	(465,206)	269,344	332,299	(62,955)
ING JPMorgan Value Opportunities Portfolio - Service Class	243,112	1,134,143	(891,031)	1,835,681	4,012,744	(2,177,063)
ING JPMorgan Value Opportunities Portfolio - Service 2 Class	3,859	46,066	(42,207)	50,178	48,886	1,292
ING Julius Baer Foreign Portfolio - Service Class	18,699,161	18,683,200	15,961	17,231,773	7,734,483	9,497,290
ING Julius Baer Foreign Portfolio - Service 2 Class	302,000	479,674	(177,674)	378,723	350,120	28,603
ING Legg Mason Value Portfolio - Service Class	5,311,958	11,855,180	(6,543,222)	6,298,586	10,000,160	(3,701,574)
ING Legg Mason Value Portfolio - Service 2 Class	200,132	456,493	(256,361)	105,163	283,900	(178,737)
ING LifeStyle Aggressive Growth Portfolio - Service Class	20,081,738	20,886,430	(804,692)	23,531,119	10,921,006	12,610,113
ING LifeStyle Aggressive Growth Portfolio - Service 2 Class	119,492	82,910	36,582	194,362	69,860	124,502
ING LifeStyle Conservative Portfolio - Service Class	17,350,368	1,250,179	16,100,189	-	-	-
ING LifeStyle Growth Portfolio - Service Class	128,672,824	65,931,731	62,741,093	97,552,170	15,001,336	82,550,834
ING LifeStyle Growth Portfolio - Service 2 Class	393,960	164,843	229,117	394,425	112,425	282,000
ING LifeStyle Moderate Growth Portfolio - Service Class	108,054,957	55,553,992	52,500,965	72,004,448	12,849,674	59,154,774
ING LifeStyle Moderate Growth Portfolio - Service 2 Class	395,247	369,658	25,589	926,003	86,239	839,764
ING LifeStyle Moderate Portfolio - Service Class	90,761,793	39,182,323	51,579,470	42,883,011	14,146,466	28,736,545
ING LifeStyle Moderate Portfolio - Service 2 Class	774,140	616,897	157,243	643,331	194,029	449,302
ING Limited Maturity Bond Portfolio - Service Class	290,597	2,356,870	(2,066,273)	74,412	2,373,798	(2,299,386)
ING Liquid Assets Portfolio - Service Class	318,256,889	235,944,081	82,312,808	93,757,034	71,823,815	21,933,219
ING Liquid Assets Portfolio - Service 2 Class	10,022,475	6,984,421	3,038,054	2,815,522	2,022,559	792,963
ING Lord Abbett Affiliated Portfolio - Service Class	289,874	2,329,501	(2,039,627)	528,161	3,255,802	(2,727,641)
ING Lord Abbett Affiliated Portfolio - Service 2 Class	3,898	29,418	(25,520)	13,870	33,636	(19,766)
ING Marsico Growth Portfolio - Service Class	9,714,966	13,856,667	(4,141,701)	6,373,439	9,569,402	(3,195,963)
ING Marsico Growth Portfolio - Service 2 Class	99,590	230,242	(130,652)	143,040	213,203	(70,163)
ING Marsico International Opportunities Portfolio - Service Class	11,123,956	9,422,714	1,701,242	9,007,048	4,378,693	4,628,355

	157

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service Class	7,594,899	12,608,231	(5,013,332)	3,905,441	8,874,134	(4,968,693)
ING MFS Total Return Portfolio - Service 2 Class	129,192	614,062	(484,870)	329,807	644,535	(314,728)
ING MFS Utilities Portfolio - Service Class	23,836,751	19,922,925	3,913,826	16,858,864	7,663,895	9,194,969
ING Mid Cap Growth Portfolio - Service Class	154,164	15,313,207	(15,159,043)	453,203	4,190,342	(3,737,139)
ING Mid Cap Growth Portfolio - Service Class 2	5,852	1,271,771	(1,265,919)	50,146	161,152	(111,006)
ING Multi-Manager International Small Cap Portfolio - Class S	969,332	475,485	493,847	-	-	-
ING Oppenheimer Active Asset Allocation Portfolio - Service Class	427,911	16,299	411,612	-	-	-
ING Oppenheimer Main Street Portfolio® - Service Class	2,667,157	4,848,712	(2,181,555)	1,086,370	3,823,715	(2,737,345)
ING Oppenheimer Main Street Portfolio® - Service 2 Class	11,717	43,757	(32,040)	17,382	43,427	(26,045)
ING PIMCO Core Bond Portfolio - Service Class	148,312,824	68,903,229	79,409,595	32,180,852	11,423,159	20,757,693
ING PIMCO Core Bond Portfolio - Service 2 Class	2,422,074	1,361,491	1,060,583	874,413	626,201	248,212
ING PIMCO High Yield Portfolio - Service Class	7,328,265	19,504,693	(12,176,428)	14,830,119	21,624,655	(6,794,536)
ING Pioneer Fund Portfolio - Service Class	637,444	2,057,989	(1,420,545)	1,488,496	2,393,316	(904,820)
ING Pioneer Mid Cap Value Portfolio - Service Class	28,952,917	20,716,105	8,236,812	8,950,069	9,108,794	(158,725)
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	28,597,491	24,119,335	4,478,156	13,154,544	7,974,624	5,179,920
ING T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	301,468	1,194,157	(892,689)	423,559	863,366	(439,807)
ING T. Rowe Price Equity Income Portfolio - Service Class	7,655,742	9,493,239	(1,837,497)	3,558,971	5,826,295	(2,267,324)
ING T. Rowe Price Equity Income Portfolio - Service 2 Class	186,781	364,938	(178,157)	115,777	246,775	(130,998)
ING Templeton Global Growth Portfolio - Service Class	3,095,739	4,953,235	(1,857,496)	3,345,705	3,805,315	(459,610)
ING Templeton Global Growth Portfolio - Service 2 Class	30,067	137,053	(106,986)	50,309	67,133	(16,824)
ING UBS U.S. Allocation Portfolio - Service Class	30,820	8,014,724	(7,983,904)	75,621	1,903,072	(1,827,451)
ING UBS U.S. Allocation Portfolio - Service 2 Class	8,531	360,602	(352,071)	2,104	58,309	(56,205)
ING Van Kampen Capital Growth Portfolio - Service Class	16,999,139	4,838,809	12,160,330	477,340	1,413,198	(935,858)
ING Van Kampen Capital Growth Portfolio - Service 2 Class	18,672	907,281	(888,609)	44,342	134,547	(90,205)
ING Van Kampen Global Franchise Portfolio - Service Class	6,603,917	8,484,047	(1,880,130)	6,554,668	6,017,138	537,530
ING Van Kampen Global Franchise Portfolio - Service 2 Class	151,446	779,421	(627,975)	186,901	391,454	(204,553)
ING Van Kampen Global Tactical Asset Allocation Portfolio - Service
Class	376,816	58,534	318,282	-	-	-
ING Van Kampen Growth and Income Portfolio - Service Class	3,960,823	6,953,624	(2,992,801)	2,255,192	5,781,347	(3,526,155)
ING Van Kampen Growth and Income Portfolio - Service 2 Class	216,645	833,877	(617,232)	241,010	483,252	(242,242)
ING Van Kampen Large Cap Growth Portfolio - Service Class	1,621,728	16,537,045	(14,915,317)	2,173,506	4,749,350	(2,575,844)

	158

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Investors Trust (continued):
ING Van Kampen Real Estate Portfolio - Service Class	1,895,100	4,168,239	(2,273,139)	2,200,314	5,656,024	(3,455,710)
ING Van Kampen Real Estate Portfolio - Service 2 Class	99,116	313,390	(214,274)	162,695	276,870	(114,175)
ING VP Index Plus International Equity Portfolio - Service Class	316,780	1,041,046	(724,266)	3,523,727	2,966,888	556,839
ING VP Index Plus International Equity Portfolio - Service 2 Class	1,387	22,864	(21,477)	31,966	26,632	5,334
ING Wells Fargo Disciplined Value Portfolio - Service Class	495,396	9,464,345	(8,968,949)	364,639	2,653,205	(2,288,566)
ING Wells Fargo Disciplined Value Portfolio - Service 2 Class	1,754	290,581	(288,827)	10,864	32,408	(21,544)
ING Wells Fargo Small Cap Disciplined Portfolio - Service Class	49,110	449,683	(400,573)	871,831	1,703,447	(831,616)
ING Wells Fargo Small Cap Disciplined Portfolio - Service 2 Class	419	7,989	(7,570)	10,381	65,860	(55,479)
ING Mutual Funds:
ING Diversified International Fund - Class R	1,357	6,179	(4,822)	41,018	14,524	26,494
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	12,181	6,516	5,665	6,241	23,235	(16,994)
ING American Century Small-Mid Cap Value Portfolio - Service Class	8,498	6,369	2,129	10,345	14,993	(4,648)
ING Baron Small Cap Growth Portfolio - Service Class	14,185,144	9,097,198	5,087,946	10,615,603	4,068,626	6,546,977
ING Columbia Small Cap Value II Portfolio - Service Class	18,865,474	12,373,074	6,492,400	10,796,437	3,737,600	7,058,837
ING Davis New York Venture Portfolio - Service Class	17,588,696	6,274,019	11,314,677	10,139,826	2,365,738	7,774,088
ING JPMorgan International Portfolio - Service Class	1,116,856	10,663,229	(9,546,373)	4,668,459	3,781,283	887,176
ING JPMorgan Mid Cap Value Portfolio - Service Class	4,500,990	1,905,326	2,595,664	247,695	430,579	(182,884)
ING Legg Mason Partners Aggressive Growth Portfolio - Service Class	1,110,284	2,547,033	(1,436,749)	2,222,837	2,867,147	(644,310)
ING Neuberger Berman Partners Portfolio - Service Class	515,915	2,985,982	(2,470,067)	388,810	3,835,983	(3,447,173)
ING Neuberger Berman Regency Portfolio - Service Class	1,543,565	2,816,360	(1,272,795)	1,903,238	939,755	963,483
ING OpCap Balanced Value Portfolio - Service Class	4,127	54,033	(49,906)	15,254	22,040	(6,786)
ING Oppenheimer Global Portfolio - Initial Class	34,824	244,888	(210,064)	25,562	263,881	(238,319)
ING Oppenheimer Global Portfolio - Service Class	5,982,499	4,603,003	1,379,496	5,060,340	1,995,229	3,065,111
ING Oppenheimer Strategic Income Portfolio - Service Class	591,212	539,474	51,738	537,568	59,995	477,573
ING PIMCO Total Return Portfolio - Service Class	508,319	181,381	326,938	175,876	49,256	126,620
ING Solution 2015 Portfolio - Service Class	807,195	292,478	514,717	606,041	118,452	487,589
ING Solution 2025 Portfolio - Service Class	697,835	106,385	591,450	376,979	68,156	308,823
ING Solution 2035 Portfolio - Service Class	421,452	36,400	385,052	614,276	145,947	468,329

	159

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Partners, Inc. (continued):
ING Solution 2045 Portfolio - Service Class	79,705	10,611	69,094	85,663	25,557	60,106
ING Solution Income Portfolio - Service Class	352,910	179,167	173,743	371,396	15,267	356,129
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service
Class	173,642	38,243	135,399	92,840	40,400	52,440
ING T. Rowe Price Growth Equity Portfolio - Service Class	4,856,598	3,124,542	1,732,056	3,927,246	912,915	3,014,331
ING Templeton Foreign Equity Portfolio - Service Class	23,495,762	10,533,852	12,961,910	10,843,184	4,355,628	6,487,556
ING Thornburg Value Portfolio - Initial Class	12,370	70,971	(58,601)	23,570	107,590	(84,020)
ING Thornburg Value Portfolio - Service Class	66,473	494,495	(428,022)	1,767,400	1,252,554	514,846
ING UBS U.S. Large Cap Equity Portfolio - Service Class	74,285	364,563	(290,278)	536,086	1,188,444	(652,358)
ING UBS U.S. Small Cap Growth Portfolio - Service Class	77,036	333,748	(256,712)	716,057	976,619	(260,562)
ING Van Kampen Comstock Portfolio - Service Class	4,752,673	5,122,227	(369,554)	3,683,459	2,777,229	906,230
ING Van Kampen Equity and Income Portfolio - Initial Class	4,321	66,669	(62,348)	653	38,605	(37,952)
ING Van Kampen Equity and Income Portfolio - Service Class	15,369,468	5,160,161	10,209,307	4,313,892	1,149,257	3,164,635
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Conservative Portfolio - Class S	22,249	15,008	7,241	66,377	20,091	46,286
ING VP Strategic Allocation Growth Portfolio - Class S	24,916	4,989	19,927	19,553	12,080	7,473
ING VP Strategic Allocation Moderate Portfolio - Class S	12,127	13,804	(1,677)	18,075	9,633	8,442
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	68	477	(409)	15,093	27	15,066
ING VP Growth and Income Portfolio - Class S	54,369,875	10,094,718	44,275,157	231,814	53,562	178,252
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	116,698	6,726,948	(6,610,250)	68,048	1,839,469	(1,771,421)
ING GET U.S. Core Portfolio - Series 2	141,695	4,918,370	(4,776,675)	11,269	1,371,451	(1,360,182)
ING GET U.S. Core Portfolio - Series 3	99,250	896,367	(797,117)	461,393	2,478,009	(2,016,616)
ING GET U.S. Core Portfolio - Series 4	132,927	737,417	(604,490)	659,129	2,023,924	(1,364,795)
ING GET U.S. Core Portfolio - Series 5	30,371	435,448	(405,077)	313,238	787,386	(474,148)
ING GET U.S. Core Portfolio - Series 6	15,244	432,401	(417,157)	140,486	669,356	(528,870)
ING GET U.S. Core Portfolio - Series 7	71,084	381,434	(310,350)	113,190	750,603	(637,413)
ING GET U.S. Core Portfolio - Series 8	58,893	230,012	(171,119)	3,065	104,812	(101,747)
ING GET U.S. Core Portfolio - Series 9	27,518	117,771	(90,253)	5,684	258,939	(253,255)
ING GET U.S. Core Portfolio - Series 10	93,484	153,870	(60,386)	10,278	253,221	(242,943)

	160

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 11	26,699	121,272	(94,573)	207,824	427,490	(219,666)
ING GET U.S. Core Portfolio - Series 12	3,294	91,027	(87,733)	12,091	83,121	(71,030)
ING GET U.S. Core Portfolio - Series 13	2,187,257	3,476,413	(1,289,156)	18,043	1,797,294	(1,779,251)
ING GET U.S. Core Portfolio - Series 14	574,041	1,850,938	(1,276,897)	9,914,485	1,254,365	8,660,120
ING VP Global Equity Dividend Portfolio	13,743	5,509,267	(5,495,524)	35,219	1,319,249	(1,284,030)
ING Variable Portfolios, Inc.:
ING BlackRock Global Science and Technology Portfolio - Class S	19,307,804	5,970,899	13,336,905	41,686	10,858	30,828
ING Global Equity Option Portfolio - Class S	269,308	8,647	260,661	-	-	-
ING International Index Portfolio - Class S	1,344,546	346,297	998,249	-	-	-
ING Lehman Brothers U.S. Aggregate Bond Index® Portfolio - Class S	26,307,158	8,888,992	17,418,166	-	-	-
ING Opportunistic Large Cap Growth Portfolio - Class S	24,035	24,639	(604)	28,426	6,159	22,267
ING Opportunistic Large Cap Value Portfolio - Class S	76,054	482,859	(406,805)	74,779	474,964	(400,185)
ING Russell™ Global Large Cap Index 85% Portfolio - Class S	559,291	224,391	334,900	-	-	-
ING Russell™ Large Cap Index Portfolio - Class S	5,347,374	1,928,900	3,418,474	-	-	-
ING Russell™ Mid Cap Index Portfolio - Class S	4,727,979	1,024,428	3,703,551	-	-	-
ING Russell™ Small Cap Index Portfolio - Class S	14,797,236	4,654,693	10,142,543	-	-	-
ING VP Index Plus LargeCap Portfolio - Class S	9,830,865	11,570,172	(1,739,307)	14,794,359	6,908,813	7,885,546
ING VP Index Plus MidCap Portfolio - Class S	3,015,661	6,163,391	(3,147,730)	6,575,887	6,157,291	418,596
ING VP Index Plus SmallCap Portfolio - Class S	2,437,053	5,151,198	(2,714,145)	4,376,954	5,000,708	(623,754)
ING VP Small Company Portfolio - Class S	8,414,905	2,700,247	5,714,658	60,397	29,488	30,909
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio -
Class S	29,686,496	5,744,115	23,942,381	-	-	-
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class S	3,145,142	9,261,640	(6,116,498)	2,574,858	3,362,250	(787,392)
ING VP International Value Portfolio - Class S	308,055	200,121	107,934	356,474	103,828	252,646
ING VP MidCap Opportunities Portfolio - Class S	39,227,782	7,465,272	31,762,510	65,351	627,961	(562,610)
ING VP Real Estate Portfolio - Class S	142,755	742,451	(599,696)	380,145	172,000	208,145
ING VP SmallCap Opportunities Portfolio - Class S	576,329	2,931,439	(2,355,110)	801,987	3,753,438	(2,951,451)
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class S	154,763	244,970	(90,207)	151,904	245,344	(93,440)

	161

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

			Year ended December 31
		2008			2007
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class S	72,084,714	56,248,042	15,836,672	51,657,398	15,860,782	35,796,616
Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable International All Cap Opportunity
Portfolio	41	1,863	(1,822)	29	2,145	(2,116)
Legg Mason Partners Variable Investors Portfolio	438	5,875	(5,437)	26,328	8,991	17,337
Legg Mason Partners Variable Income Trust:
Legg Mason Partners Variable High Income Portfolio	13	2,153	(2,140)	44	1,624	(1,580)
Legg Mason Partners Variable Money Market Portfolio	700	11,400	(10,700)	13,241	2,667	10,574
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Class	18,190	17,432	758	45,506	17,822	27,684
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	787,873	264,788	523,085	140,529	48,748	91,781
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	424,102	242,777	181,325	633,970	153,393	480,577
Pioneer Small Cap Value VCT Portfolio - Class II	42,454	140,795	(98,341)	45,038	179,382	(134,344)
ProFunds:
ProFund VP Bull	241,994	947,511	(705,517)	1,643,998	4,462,811	(2,818,813)
ProFund VP Europe 30	50,496	485,032	(434,536)	27,228	833,461	(806,233)
ProFund VP Rising Rates Opportunity	248,601	1,391,333	(1,142,732)	1,493,646	3,380,268	(1,886,622)
ProFund VP Small-Cap	287,439	5,413,204	(5,125,765)	1,807,007	4,774,204	(2,967,197)
Wells Fargo Funds Trust:
Wells Fargo Advantage Asset Allocation Fund	1,340	32,662	(31,322)	412	26,763	(26,351)
Wells Fargo Advantage C&B Large Cap Value Fund	298	9,273	(8,975)	236	4,255	(4,019)
Wells Fargo Advantage Equity Income Fund	2,424	13,327	(10,903)	147	7,839	(7,692)
Wells Fargo Advantage Large Company Growth Fund	4,152	48,046	(43,894)	1,775	32,803	(31,028)
Wells Fargo Advantage Money Market Fund	-	8,122	(8,122)	-	18,720	(18,720)
Wells Fargo Advantage Small Cap Growth Fund	372	9,704	(9,332)	166	8,000	(7,834)
Wells Fargo Advantage Total Return Bond Fund	2	26,260	(26,258)	3,957	15,062	(11,105)

	162

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

9.	Unit Summary

	Division/Contract	Units	Unit Value	Extended Value
	AIM V.I. Leisure Fund - Series I Shares
	Contracts in accumulation period:
	Band 4	4,742.952	$ 7.95	$ 37,706
	Band 5	6,468.665	7.92	51,232
	Band 6	267,247.389	7.87	2,103,237
	Band 7	301,705.626	7.84	2,365,372
	Band 8	64,491.267	7.79	502,387
	Band 9	33,109.303	7.76	256,928
	Band 10	251,551.788	7.74	1,947,011
	Band 11	82,780.105	7.71	638,235
	Band 12	109,827.602	7.69	844,574
	Band 13	178,444.804	7.66	1,366,887
	Band 14	315,814.631	7.61	2,403,349
	Band 15	83,040.546	7.58	629,447
	Band 16	4,902.420	7.53	36,915
	Band 17	187,576.807	7.50	1,406,826
	Band 18	1,547.001	7.48	11,572
	Band 19	45,659.264	7.43	339,248
	Band 20	221,649.320	7.63	1,691,184
	Band 21	30,155.943	7.56	227,979
	Band 26	11,818.298	8.11	95,846
	Band 27	13,508.906	7.95	107,396
	Band 28	403.891	7.87	3,179
	Band 29	16,489.846	7.84	129,280
	Band 30	12,158.036	7.68	93,374
	Band 31	3,826.083	7.61	29,116
	Band 32	445.983	7.46	3,327
	Band 34	817.385	7.28	5,951
	Band 41	7,777.692	7.89	61,366
	Band 42	1,886.347	7.81	14,732
	Band 43	14,291.781	7.75	110,761
	Band 45	1,899.865	6.80	12,919
	Band 46	43,212.524	6.57	283,906
	Band 47	8,571.531	6.53	55,972
		2,327,823.601		$ 17,867,214

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
BlackRock Global Allocation V.I. Fund - Class III
Contracts in accumulation period:
Band 2	8,355.500	$ 8.02	$ 67,011
Band 4	19,888.089	8.00	159,105
Band 5	5,483.069	8.00	43,865
Band 6	5,658,471.677	7.99	45,211,189
Band 7	1,398,127.123	7.99	11,171,036
Band 8	3,029,922.707	7.98	24,178,783
Band 9	99,300.657	7.98	792,419
Band 10	14,862,682.360	7.98	118,604,205
Band 11	1,684,293.624	7.97	13,423,820
Band 12	167,445.465	7.97	1,334,540
Band 13	2,906,934.491	7.97	23,168,268
Band 14	2,686,180.582	7.96	21,381,997
Band 15	4,810,195.451	7.96	38,289,156
Band 16	323,318.190	7.95	2,570,380
Band 17	3,501,780.443	7.95	27,839,155
Band 18	6,638.649	7.95	52,777
Band 19	122,021.433	7.94	968,850
Band 20	1,238,981.213	7.97	9,874,680
Band 21	130,423.786	7.96	1,038,173
Band 26	157,682.953	8.02	1,264,617
Band 27	32,380.386	8.00	259,043
Band 28	219.205	7.99	1,751
Band 29	144,330.733	7.99	1,153,203
Band 30	29,713.794	7.97	236,819
Band 31	17,229.101	7.96	137,144
Band 34	10,017.043	7.92	79,335
Band 38	138,659.517	8.02	1,112,049
Band 41	2,681.829	7.97	21,374
Band 43	89,906.036	7.95	714,753
Band 45	1,211.413	7.92	9,594
Band 46	3,862,644.533	7.94	30,669,398
Band 47	868,355.783	7.94	6,894,745
Band 50	3,871.173	7.97	30,853
Band 55	1,451.509	7.98	11,583
Band 56	1,838,877.576	8.01	14,729,409
Band 57	22,562.738	7.97	179,825
Band 59	9,878.613	7.94	78,436
Band 60	10,538.377	7.98	84,096
	49,902,656.821		$ 397,837,436

164

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Asset Allocation Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	667.658	$ 11.45	$ 7,645
Band 7	13,135.132	11.42	150,003
Band 8	3,321.125	11.35	37,695
Band 9	3,753.571	11.32	42,490
Band 11	1,169.047	11.25	13,152
Band 13	940.899	11.19	10,529
	22,987.432		$ 261,514
Columbia Federal Securities Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 7	1,824.374	$ 11.93	$ 21,765
Band 13	423.964	11.69	4,956
	2,248.338		$ 26,721
Columbia Large Cap Growth Fund, Variable Series -
Class A
Contracts in accumulation period:
Band 6	1,967.151	$ 7.67	$ 15,088
Band 7	23,763.492	7.66	182,028
Band 9	1,668.272	7.61	12,696
Band 11	1,020.021	7.58	7,732
Band 13	3,532.037	7.55	26,667
Band 14	1,802.213	7.52	13,553
	33,753.186		$ 257,764
Columbia Small Cap Value Fund, Variable Series -
Class B
Contracts in accumulation period:
Band 2	1,770.705	$ 9.24	$ 16,361
Band 4	9,229.941	14.06	129,773
Band 5	12,823.214	14.02	179,781
Band 6	1,517,241.636	13.94	21,150,348
Band 7	1,030,404.839	13.90	14,322,627
Band 8	489,524.074	13.82	6,765,223
Band 9	51,903.561	13.78	715,231
Band 10	1,247,387.731	13.74	17,139,107
Band 11	434,602.599	13.70	5,954,056
Band 12	195,677.623	13.66	2,672,956
Band 13	490,206.035	13.62	6,676,606
Band 14	1,667,317.663	13.54	22,575,481
Band 15	464,505.745	13.51	6,275,473
Band 16	57,651.473	13.43	774,259
Band 17	1,052,464.286	13.39	14,092,497
Band 18	13,136.255	13.35	175,369
Band 19	64,510.565	13.27	856,055
Band 20	1,007,368.823	13.58	13,680,069
Band 21	77,471.702	13.47	1,043,544
Band 26	27,505.082	9.25	254,422

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Columbia Small Cap Value Fund, Variable Series -
Class B (continued)
Band 27	10,980.998	$ 9.15	$ 100,476
Band 28	1,152.898	9.10	10,491
Band 29	21,383.735	9.08	194,164
Band 30	11,727.516	8.98	105,313
Band 31	7,124.563	8.93	63,622
Band 41	1,198.618	8.98	10,764
Band 42	2,130.389	8.92	19,003
Band 43	7,295.697	8.87	64,713
Band 44	3,154.946	8.75	27,606
Band 46	650,445.265	8.29	5,392,191
Band 47	40,940.471	8.24	337,349
	10,670,238.648		$ 141,774,930
Columbia Small Company Growth Fund, Variable
Series - Class A
Contracts in accumulation period:
Band 6	1,431.655	$ 12.07	$ 17,280
Band 7	480.446	12.03	5,780
Band 8	1,252.464	11.96	14,979
Band 13	1,104.454	11.79	13,022
	4,269.019		$ 51,061
Fidelity® VIP Equity-Income Portfolio - Service
Class 2
Contracts in accumulation period:
Band 2	4,363.889	$ 7.87	$ 34,344
Band 3	1,720.149	7.66	13,176
Band 4	138,149.150	7.72	1,066,511
Band 5	88,690.782	7.69	682,032
Band 6	3,016,228.364	7.63	23,013,822
Band 7	1,938,739.708	7.61	14,753,809
Band 8	1,074,632.971	7.55	8,113,479
Band 9	324,938.967	7.52	2,443,541
Band 10	2,321,019.263	7.49	17,384,434
Band 11	667,353.129	7.46	4,978,454
Band 12	530,273.351	7.43	3,939,931
Band 13	1,236,481.351	7.41	9,162,327
Band 14	2,619,458.761	7.35	19,253,022
Band 15	901,575.958	7.32	6,599,536
Band 16	137,248.612	7.27	997,797
Band 17	1,720,702.470	7.24	12,457,886
Band 18	33,114.483	7.21	238,755
Band 19	127,692.732	7.16	914,280
Band 20	1,385,760.259	7.38	10,226,911
Band 21	270,877.495	7.29	1,974,697
Band 25	10,215.190	7.93	81,006
Band 26	401,729.066	7.90	3,173,660

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income Portfolio - Service
Class 2 (continued)
Band 27	154,128.876	$ 7.72	$ 1,189,875
Band 28	27,415.397	7.63	209,179
Band 29	408,019.459	7.60	3,100,948
Band 30	172,300.172	7.43	1,280,190
Band 31	122,027.041	7.35	896,899
Band 32	3,551.209	7.19	25,533
Band 33	348.631	7.08	2,468
Band 34	917.503	7.00	6,423
Band 35	289,513.207	8.02	2,321,896
Band 36	25,504.849	7.90	201,488
Band 37	32,252.793	7.81	251,894
Band 38	622,078.465	9.10	5,660,914
Band 39	97,875.854	9.00	880,883
Band 40	40,919.858	8.93	365,414
Band 41	28,951.402	8.39	242,902
Band 42	28,136.543	8.30	233,533
Band 43	124,508.892	8.23	1,024,708
Band 44	426.773	7.23	3,086
Band 45	25,291.028	7.13	180,325
Band 46	908,790.136	6.82	6,197,949
Band 47	176,414.059	6.78	1,196,087
Band 51	676.377	6.42	4,342
Band 55	1,302.959	6.52	8,495
Band 56	16,734.973	6.01	100,577
	22,259,052.556		$ 167,089,418
Fidelity® VIP Contrafund® Portfolio - Service
Class 2
Contracts in accumulation period:
Band 2	13,580.948	$ 8.72	$ 118,426
Band 4	411,910.210	10.40	4,283,866
Band 5	140,522.105	10.33	1,451,593
Band 6	11,187,819.700	8.59	96,103,371
Band 7	2,179,470.318	10.22	22,274,187
Band 8	5,979,391.179	8.55	51,123,795
Band 9	837,577.839	10.10	8,459,536
Band 10	14,367,566.180	8.82	126,721,934
Band 11	1,689,055.287	8.50	14,356,970
Band 12	444,099.829	8.48	3,765,967
Band 13	3,901,937.521	9.95	38,824,278
Band 14	5,247,164.378	8.43	44,233,596
Band 15	4,486,056.348	9.84	44,142,794
Band 16	490,869.409	8.39	4,118,394
Band 17	4,764,204.557	8.37	39,876,392
Band 18	15,967.192	8.35	133,326

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® Portfolio - Service
Class 2 (continued)
Band 19	146,257.641	$ 8.57	$ 1,253,428
Band 20	1,602,259.423	8.74	14,003,747
Band 21	515,329.485	8.68	4,473,060
Band 26	867,530.309	10.61	9,204,497
Band 27	346,513.430	10.37	3,593,344
Band 28	83,418.807	10.25	855,043
Band 29	940,563.092	10.21	9,603,149
Band 30	306,968.232	9.98	3,063,543
Band 31	112,124.489	9.87	1,106,669
Band 32	3,117.563	9.66	30,116
Band 33	889.807	9.51	8,462
Band 34	14,475.318	9.40	136,068
Band 35	687,566.660	10.77	7,405,093
Band 36	151,254.442	10.61	1,604,810
Band 37	86,120.548	10.49	903,405
Band 38	2,609,646.792	11.12	29,019,272
Band 39	679,944.618	11.00	7,479,391
Band 40	250,630.207	10.91	2,734,376
Band 41	175,323.117	10.13	1,776,023
Band 42	54,444.826	10.02	545,537
Band 43	286,978.364	9.94	2,852,565
Band 44	14,493.000	8.72	126,379
Band 45	42,173.735	8.59	362,272
Band 46	5,187,986.499	8.34	43,267,807
Band 47	742,258.188	8.29	6,153,320
Band 50	35,092.835	7.11	249,510
Band 51	798.678	7.06	5,639
Band 52	12,249.618	7.17	87,830
Band 53	769.975	7.13	5,490
Band 54	3,039.638	7.07	21,490
Band 55	9,056.027	7.16	64,841
Band 56	766,618.524	5.95	4,561,380
Band 57	2,753.171	5.92	16,299
Band 58	1,107.322	5.90	6,533
Band 59	1,573.297	5.89	9,267
Band 60	3,244.329	5.92	19,206
	72,901,765.006		$ 656,597,286
Franklin Small Cap Value Securities Fund - Class 2
Contracts in accumulation period:
Band 35	65,436.400	$ 11.69	$ 764,952
Band 36	16,717.872	11.52	192,590
Band 37	8,901.301	11.40	101,475
Band 38	335,194.667	11.94	4,002,224
Band 39	165,926.765	11.81	1,959,595
Band 40	19,263.165	11.71	225,572
	611,440.170		$ 7,246,408

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
Contracts in accumulation period:
Band 2	46,421.759	$ 12.60	$ 584,914
Band 3	2,287.535	12.04	27,542
Band 4	86,648.710	12.20	1,057,114
Band 5	67,890.087	12.12	822,828
Band 6	2,456,785.774	11.97	29,407,726
Band 7	1,277,246.835	11.89	15,186,465
Band 8	1,903,819.206	11.73	22,331,799
Band 9	278,070.081	11.66	3,242,297
Band 10	1,526,860.917	11.58	17,681,049
Band 11	2,600,942.493	11.51	29,936,848
Band 12	427,938.042	11.43	4,891,332
Band 13	1,131,514.498	11.36	12,854,005
Band 14	1,779,695.788	11.21	19,950,390
Band 15	598,795.206	11.14	6,670,579
Band 16	52,336.765	11.00	575,704
Band 17	932,094.646	10.93	10,187,794
Band 18	16,324.097	10.86	177,280
Band 19	66,752.667	10.71	714,921
Band 20	474,979.306	11.29	5,362,516
Band 21	78,093.455	11.07	864,495
Band 25	14,247.769	12.76	181,802
Band 26	39,823.038	7.45	296,682
Band 27	13,502.575	7.36	99,379
Band 28	3,878.798	7.32	28,393
Band 29	58,523.064	7.31	427,804
Band 30	30,011.668	7.23	216,984
Band 31	12,436.555	7.19	89,419
Band 32	195.668	7.11	1,391
Band 38	69,753.608	6.10	425,497
Band 41	9,931.177	7.23	71,802
Band 42	1,623.607	7.17	11,641
Band 43	30,638.669	7.13	218,454
Band 44	1,276.033	7.04	8,983
Band 45	314.786	7.00	2,204
Band 46	987,212.174	5.99	5,913,401
Band 47	81,770.191	5.96	487,350
Band 50	3,012.291	6.01	18,104
Band 51	2,580.375	5.97	15,405
Band 54	977.970	5.98	5,848
Band 55	3,479.767	6.05	21,053
Band 56	96,893.220	5.87	568,763
Band 57	835.315	5.84	4,878
	17,268,416.185		$ 191,642,835

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	158,227.777	$ 12.28	$ 1,943,037
Band 8	76.049	12.16	925
Band 10	71,794.225	12.09	867,992
Band 11	3,751.051	12.05	45,200
Band 12	29,019.372	12.01	348,523
Band 13	3,684.846	6.05	22,293
Band 14	46,158.899	6.42	296,340
Band 15	138,519.400	6.40	886,524
Band 17	54,863.918	6.36	348,935
Band 20	269,947.593	11.93	3,220,475
Band 46	148,842.568	5.95	885,613
	924,885.698		$ 8,865,857
ING American Funds Asset Allocation Portfolio
Contracts in accumulation period:
Band 2	6,970.807	$ 7.21	$ 50,260
Band 4	30,536.826	7.20	219,865
Band 5	2,553.282	7.19	18,358
Band 6	3,167,030.554	7.19	22,770,950
Band 7	407,806.038	7.19	2,932,125
Band 8	1,209,035.691	7.18	8,680,876
Band 9	6,019.093	7.18	43,217
Band 10	6,791,321.072	7.18	48,761,685
Band 11	939,254.696	7.17	6,734,456
Band 12	49,722.167	7.17	356,508
Band 13	984,329.324	7.17	7,057,641
Band 14	671,271.588	7.16	4,806,305
Band 15	2,220,231.182	7.16	15,896,855
Band 16	183,653.180	7.16	1,314,957
Band 17	861,696.519	7.15	6,161,130
Band 19	3,549.634	7.15	25,380
Band 20	614,586.844	7.17	4,406,588
Band 21	5,282.052	7.16	37,819
Band 26	6,595.481	7.21	47,553
Band 27	4,435.442	7.20	31,935
Band 29	24,539.047	7.19	176,436
Band 30	77,204.502	7.17	553,556
Band 31	126.483	7.16	906
Band 38	12,762.311	7.21	92,016
Band 41	377.004	7.17	2,703
Band 42	13,579.183	7.16	97,227
Band 43	23,294.447	7.16	166,788
Band 45	135.656	7.13	967

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Asset Allocation Portfolio
(continued)
Band 46	1,142,003.815	$ 7.15	$ 8,165,327
Band 47	144,997.261	7.14	1,035,280
Band 56	1,004,066.415	7.20	7,229,278
Band 57	40,199.525	7.18	288,633
Band 59	12,425.290	7.15	88,841
Band 60	17,935.721	7.18	128,778
	20,679,528.132		$ 148,381,199
ING American Funds Bond Portfolio
Contracts in accumulation period:
Band 2	17,463.432	$ 9.03	$ 157,695
Band 4	108,650.449	8.86	962,643
Band 5	11,755.180	9.01	105,914
Band 6	4,629,576.023	8.85	40,971,748
Band 7	738,443.059	8.84	6,527,837
Band 8	1,811,922.223	8.84	16,017,392
Band 9	150,716.108	8.83	1,330,823
Band 10	6,792,467.190	8.83	59,977,485
Band 11	1,125,423.593	8.82	9,926,236
Band 12	208,410.094	8.82	1,838,177
Band 13	1,643,858.765	8.81	14,482,396
Band 14	1,618,624.480	8.81	14,260,082
Band 15	2,361,763.174	8.80	20,783,516
Band 16	102,771.637	8.79	903,363
Band 17	1,672,931.763	8.79	14,705,070
Band 18	5,400.044	8.79	47,466
Band 19	20,375.011	8.78	178,893
Band 20	779,965.404	8.81	6,871,495
Band 21	26,894.067	8.80	236,668
Band 26	44,946.753	9.04	406,319
Band 27	14,956.022	9.02	134,903
Band 28	18,337.658	9.01	165,222
Band 29	133,576.004	9.00	1,202,184
Band 30	43,206.606	8.98	387,995
Band 31	57,287.382	8.97	513,868
Band 32	722.349	8.95	6,465
Band 33	653.612	8.94	5,843
Band 35	104,979.134	8.90	934,314
Band 36	18,380.313	8.89	163,401
Band 37	21,168.260	8.87	187,762
Band 38	797,009.635	8.88	7,077,446
Band 39	196,521.304	8.87	1,743,144
Band 40	81,936.058	8.85	725,134
Band 41	2,538.772	8.98	22,798

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Bond Portfolio (continued)
Band 42	1,370.294	$ 8.97	$ 12,292
Band 43	56,101.151	8.96	502,666
Band 45	318.256	8.93	2,842
Band 46	1,885,154.268	8.78	16,551,654
Band 47	203,705.464	8.77	1,786,497
Band 55	10,197.571	8.84	90,147
Band 56	982,559.381	8.87	8,715,302
Band 57	42,098.277	8.82	371,307
Band 59	9,314.530	8.78	81,782
Band 60	11,125.435	8.83	98,238
Band 61	2,521.776	8.81	22,217
	28,568,097.961		$ 252,196,641
ING American Funds Growth Portfolio
Contracts in accumulation period:
Band 2	88,041.155	$ 9.06	$ 797,653
Band 4	1,107,754.378	8.94	9,903,324
Band 5	220,042.522	8.92	1,962,779
Band 6	26,599,640.420	8.87	235,938,811
Band 7	9,893,947.635	8.84	87,462,497
Band 8	12,347,551.890	8.80	108,658,457
Band 9	2,427,888.486	8.77	21,292,582
Band 10	29,486,642.510	8.75	258,008,122
Band 11	5,030,657.922	8.72	43,867,337
Band 12	1,409,201.453	8.70	12,260,053
Band 13	8,891,893.722	8.68	77,181,638
Band 14	16,053,739.250	8.63	138,543,770
Band 15	13,439,437.200	8.61	115,713,554
Band 16	844,814.973	8.56	7,231,616
Band 17	15,738,966.870	8.54	134,410,777
Band 18	53,752.034	8.51	457,430
Band 19	640,582.037	8.47	5,425,730
Band 20	9,047,366.111	8.65	78,259,717
Band 21	1,212,090.695	8.58	10,399,738
Band 26	1,160,066.737	9.09	10,545,007
Band 27	382,001.157	8.94	3,415,090
Band 28	147,894.626	8.87	1,311,825
Band 29	1,268,126.568	8.84	11,210,239
Band 30	420,582.333	8.70	3,659,066
Band 31	315,600.222	8.63	2,723,630
Band 32	4,291.819	8.49	36,438
Band 33	3,245.677	8.40	27,264
Band 34	29,732.233	8.33	247,670
Band 35	281,820.963	7.07	1,992,474

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth Portfolio (continued)
Band 36	29,243.484	$ 7.03	$ 205,582
Band 37	47,047.033	9.01	423,894
Band 38	3,283,374.639	7.01	23,016,456
Band 39	657,871.380	6.97	4,585,364
Band 40	315,228.286	6.93	2,184,532
Band 41	249,976.953	8.70	2,174,799
Band 42	171,291.445	8.61	1,474,819
Band 43	612,577.156	8.54	5,231,409
Band 44	36,746.686	7.68	282,215
Band 45	53,185.739	7.56	402,084
Band 46	12,796,149.960	7.39	94,563,548
Band 47	1,269,952.887	7.35	9,334,154
Band 50	33,925.982	6.61	224,251
Band 51	78,915.529	6.56	517,686
Band 52	6,630.402	6.67	44,225
Band 53	4,914.733	6.63	32,585
Band 54	9,629.811	6.57	63,268
Band 55	53,101.916	6.65	353,128
Band 56	2,783,949.467	5.78	16,091,228
Band 57	30,226.838	5.75	173,804
Band 59	17,312.070	5.72	99,025
Band 60	9,174.000	5.76	52,842
Band 61	3,882.449	5.74	22,285
Band 62	5,354.997	5.72	30,631
	181,107,037.440		$ 1,544,528,102
ING American Funds Growth-Income Portfolio
Contracts in accumulation period:
Band 2	56,717.205	$ 8.96	$ 508,186
Band 4	1,203,246.379	8.84	10,636,698
Band 5	86,505.313	8.81	762,112
Band 6	17,876,389.200	8.76	156,597,169
Band 7	6,340,545.582	8.74	55,416,368
Band 8	8,509,722.442	8.69	73,949,488
Band 9	2,591,642.832	8.67	22,469,543
Band 10	19,704,269.010	8.65	170,441,927
Band 11	3,659,804.664	8.62	31,547,516
Band 12	832,399.684	8.60	7,158,637
Band 13	6,229,253.828	8.58	53,446,998
Band 14	11,680,308.770	8.53	99,633,034
Band 15	9,641,840.459	8.51	82,052,062
Band 16	599,067.433	8.46	5,068,110
Band 17	11,513,721.830	8.44	97,175,812
Band 18	26,482.266	8.41	222,716

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds Growth-Income Portfolio
(continued)
Band 19	512,263.084	$ 8.37	$ 4,287,642
Band 20	5,697,060.653	8.55	48,709,869
Band 21	1,168,294.096	8.48	9,907,134
Band 26	955,254.962	8.98	8,578,190
Band 27	433,030.389	8.84	3,827,989
Band 28	131,221.475	8.76	1,149,500
Band 29	1,072,823.241	8.74	9,376,475
Band 30	409,427.310	8.60	3,521,075
Band 31	203,673.890	8.53	1,737,338
Band 32	11,676.940	8.40	98,086
Band 33	2,297.745	8.30	19,071
Band 34	66,494.665	8.24	547,916
Band 35	152,201.849	7.33	1,115,640
Band 36	32,161.886	7.28	234,139
Band 37	47,612.037	8.91	424,223
Band 38	2,090,036.983	7.27	15,194,569
Band 39	247,019.943	7.22	1,783,484
Band 40	252,807.060	7.18	1,815,155
Band 41	195,451.691	8.60	1,680,885
Band 42	128,838.583	8.51	1,096,416
Band 43	510,150.976	8.44	4,305,674
Band 44	28,236.855	7.54	212,906
Band 45	67,122.716	7.43	498,722
Band 46	8,523,872.449	7.21	61,457,120
Band 47	990,722.304	7.16	7,093,572
Band 50	23,896.960	6.95	166,084
Band 51	492,072.707	6.90	3,395,302
Band 52	2,236.151	7.02	15,698
Band 53	8,472.905	6.97	59,056
Band 54	9,814.707	6.92	67,918
Band 55	42,227.229	7.00	295,591
Band 56	2,342,258.560	6.43	15,060,723
Band 57	12,208.089	6.39	78,010
Band 59	10,584.783	6.36	67,319
Band 60	11,233.725	6.40	71,896
Band 61	3,930.792	6.38	25,078
	127,440,607.287		$ 1,075,061,841
ING American Funds International Portfolio
Contracts in accumulation period:
Band 2	75,206.334	$ 12.91	$ 970,914
Band 4	406,418.658	12.73	5,173,710
Band 5	120,700.278	12.70	1,532,894
Band 6	10,841,337.040	12.63	136,926,087
Band 7	3,913,609.308	12.60	49,311,477

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
(continued)
Band 8	5,544,294.750	$ 12.53	$ 69,470,013
Band 9	1,186,780.967	12.49	14,822,894
Band 10	13,747,430.240	12.46	171,292,981
Band 11	2,347,957.413	12.43	29,185,111
Band 12	739,895.877	12.39	9,167,310
Band 13	4,068,746.926	12.36	50,289,712
Band 14	6,939,693.915	12.29	85,288,838
Band 15	5,030,646.485	12.26	61,675,726
Band 16	531,195.929	12.19	6,475,278
Band 17	6,273,127.695	12.16	76,281,233
Band 18	25,978.068	12.13	315,114
Band 19	272,966.571	12.06	3,291,977
Band 20	2,964,726.278	12.33	36,555,075
Band 21	594,092.256	12.23	7,265,748
Band 26	627,230.774	12.94	8,116,366
Band 27	332,316.291	12.73	4,230,386
Band 28	61,742.600	12.63	779,809
Band 29	614,421.963	12.60	7,741,717
Band 30	213,978.438	12.39	2,651,193
Band 31	137,719.426	12.29	1,692,572
Band 32	1,635.725	12.10	19,792
Band 33	965.056	11.97	11,552
Band 34	19,824.496	11.87	235,317
Band 35	323,096.671	8.75	2,827,096
Band 36	51,578.330	8.70	448,731
Band 37	12,963.341	12.84	166,449
Band 38	2,416,918.902	8.68	20,978,856
Band 39	367,881.494	8.62	3,171,138
Band 40	177,891.437	8.58	1,526,309
Band 41	62,595.529	12.40	776,185
Band 42	41,389.400	12.26	507,434
Band 43	270,774.942	12.16	3,292,623
Band 44	8,339.602	10.05	83,813
Band 45	37,853.908	9.88	373,997
Band 46	6,379,547.533	9.32	59,457,383
Band 47	616,655.353	9.27	5,716,395
Band 50	23,901.102	7.66	183,082
Band 51	465,476.509	7.60	3,537,621
Band 52	7,260.153	7.73	56,121
Band 53	1,946.418	7.68	14,948
Band 54	10,399.551	7.62	79,245
Band 55	24,727.197	7.71	190,647
Band 56	1,629,793.621	5.81	9,469,101

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Funds International Portfolio
(continued)
Band 57	28,997.567	$ 5.78	$ 167,606
Band 58	1,119.951	5.76	6,451
Band 59	7,624.619	5.75	43,842
Band 60	6,646.780	5.78	38,418
Band 61	2,714.832	5.77	15,665
Band 62	5,170.379	5.75	29,730
	80,617,904.878		$ 953,929,682
ING American Funds World Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 6	296,479.559	$ 9.08	$ 2,692,034
Band 7	18,871.741	9.08	171,355
Band 8	84,689.539	9.08	768,981
Band 9	432.978	9.08	3,931
Band 10	447,067.002	9.08	4,059,368
Band 11	88,971.529	9.07	806,972
Band 13	55,276.319	9.07	501,356
Band 14	10,077.226	9.07	91,400
Band 15	241,754.551	9.07	2,192,714
Band 17	37,707.668	9.06	341,631
Band 20	7,622.916	9.07	69,140
Band 38	225.505	9.09	2,050
Band 46	123,955.060	9.06	1,123,033
Band 47	6,130.864	9.05	55,484
Band 56	27,350.794	9.09	248,619
	1,446,613.251		$ 13,128,068
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
Contracts in accumulation period:
Band 35	14,972.758	$ 5.95	$ 89,088
Band 38	5,753.240	5.92	34,059
Band 40	1,292.360	5.89	7,612
	22,018.358		$ 130,759
ING BlackRock Large Cap Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	10,235.777	$ 8.16	$ 83,524
Band 3	3,503.005	7.97	27,919
Band 4	46,309.924	8.03	371,869
Band 5	95,432.631	8.00	763,461
Band 6	1,241,675.868	7.94	9,858,906
Band 7	1,056,495.542	7.92	8,367,445
Band 8	607,182.088	7.86	4,772,451

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Growth Portfolio - Service
Class (continued)
Band 9	110,106.181	$ 7.84	$ 863,232
Band 10	1,686,152.549	7.81	13,168,851
Band 11	563,849.294	7.79	4,392,386
Band 12	382,378.860	7.76	2,967,260
Band 13	881,146.668	7.73	6,811,264
Band 14	1,723,705.512	7.68	13,238,058
Band 15	602,909.302	7.65	4,612,256
Band 16	54,484.783	7.60	414,084
Band 17	859,566.871	7.58	6,515,517
Band 18	25,077.115	7.55	189,332
Band 19	55,174.536	7.50	413,809
Band 20	771,754.983	7.71	5,950,231
Band 21	96,232.298	7.63	734,252
Band 25	11,676.592	8.22	95,982
Band 26	191,117.425	7.90	1,509,828
Band 27	59,793.918	7.81	466,990
Band 28	17,818.185	7.77	138,447
Band 29	57,850.623	7.75	448,342
Band 30	45,955.132	7.67	352,476
Band 31	28,574.358	7.62	217,737
Band 32	42.105	7.54	317
Band 35	7,514.977	6.65	49,975
Band 36	5,212.956	6.62	34,510
Band 37	11,416.824	6.60	75,351
Band 38	105,788.751	7.04	744,753
Band 39	4,369.757	6.59	28,797
Band 40	13,642.073	6.57	89,628
Band 41	13,642.977	7.67	104,642
Band 42	152.045	7.61	1,157
Band 43	18,623.308	7.57	140,978
Band 44	422.240	7.47	3,154
Band 45	3,109.803	7.43	23,106
Band 46	602,833.849	7.10	4,280,120
Band 47	70,575.218	7.06	498,261
Band 50	2,186.010	6.95	15,193
Band 51	685.277	6.90	4,728
Band 52	1,015.874	7.01	7,121
Band 55	5,414.067	7.00	37,898
Band 56	71,032.033	6.45	458,157
Band 57	3,013.098	6.41	19,314
Band 60	476.899	6.42	3,062
	12,227,330.161		$ 94,366,131
ING BlackRock Large Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	1,920.656	$ 9.56	$ 18,361
Band 3	305.715	9.33	2,852

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Large Cap Value Portfolio - Service
Class (continued)
Band 4	26,841.414	$ 9.40	$ 252,309
Band 5	3,348.980	9.37	31,380
Band 6	315,140.553	9.30	2,930,807
Band 7	300,023.232	9.27	2,781,215
Band 8	200,460.422	9.21	1,846,240
Band 9	31,478.924	9.18	288,977
Band 10	298,716.834	9.15	2,733,259
Band 11	163,047.394	9.12	1,486,992
Band 12	57,901.179	9.09	526,322
Band 13	195,642.408	9.06	1,772,520
Band 14	470,578.251	8.99	4,230,498
Band 15	131,528.999	8.96	1,178,500
Band 16	8,722.945	8.90	77,634
Band 17	285,575.842	8.87	2,533,058
Band 18	10,822.169	8.84	95,668
Band 19	53,659.843	8.78	471,133
Band 20	199,057.781	9.03	1,797,492
Band 21	13,670.856	8.93	122,081
Band 25	1,549.595	9.62	14,907
Band 26	11,162.495	8.56	95,551
Band 27	3,798.260	8.46	32,133
Band 28	582.112	8.41	4,896
Band 29	12,954.913	8.40	108,821
Band 30	9,977.002	8.30	82,809
Band 31	3,201.496	8.26	26,444
Band 41	5.102	8.31	42
Band 43	21,637.368	8.20	177,426
Band 46	200,576.640	7.74	1,552,463
Band 47	39,644.056	7.69	304,863
Band 50	2,096.149	7.31	15,323
Band 51	1,430.993	7.26	10,389
	3,077,060.578		$ 27,603,365
ING BlackRock Large Cap Value Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	24,129.583	$ 11.21	$ 270,493
Band 10	57,512.345	11.03	634,361
Band 11	712.520	10.99	7,831
Band 12	17,831.231	10.96	195,430
Band 13	1,639.187	7.82	12,818
Band 14	5,680.781	8.10	46,014
Band 15	33,583.261	8.08	271,353
Band 17	4,107.257	8.02	32,940
Band 20	52,845.051	10.89	575,483
Band 46	21,546.148	7.69	165,690
	219,587.364		$ 2,212,413

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Health Sciences Portfolio - Service
Class
Contracts in accumulation period:
Band 2	10,397.831	$ 9.29	$ 96,596
Band 3	404.585	9.14	3,698
Band 4	54,801.320	9.18	503,076
Band 5	63,961.075	9.16	585,883
Band 6	2,462,016.955	9.12	22,453,595
Band 7	1,526,712.294	9.09	13,877,815
Band 8	1,357,625.326	9.05	12,286,509
Band 9	105,082.004	9.03	948,890
Band 10	2,194,489.442	9.01	19,772,350
Band 11	765,831.949	8.99	6,884,829
Band 12	365,994.126	8.97	3,282,967
Band 13	1,358,965.302	8.94	12,149,150
Band 14	2,035,890.064	8.90	18,119,422
Band 15	920,324.993	8.88	8,172,486
Band 16	125,433.078	8.84	1,108,828
Band 17	2,051,094.303	8.82	18,090,652
Band 18	68,415.145	8.80	602,053
Band 19	69,339.574	8.75	606,721
Band 20	943,090.485	8.92	8,412,367
Band 21	127,935.100	8.86	1,133,505
Band 25	9,285.937	9.33	86,638
Band 26	133,788.963	9.31	1,245,575
Band 27	30,619.730	9.18	281,089
Band 28	15,757.806	9.11	143,554
Band 29	283,943.803	9.09	2,581,049
Band 30	46,225.564	8.96	414,181
Band 31	64,844.162	8.90	577,113
Band 32	651.805	8.78	5,723
Band 34	2,735.402	8.63	23,607
Band 38	26,361.741	8.52	224,602
Band 41	26,835.671	8.97	240,716
Band 42	11,217.890	8.88	99,615
Band 43	42,561.921	8.82	375,396
Band 44	1,501.089	8.67	13,014
Band 45	10,907.634	8.61	93,915
Band 46	821,610.355	9.04	7,427,358
Band 47	131,422.300	8.99	1,181,486
Band 50	775.441	8.39	6,506
Band 51	654.580	8.33	5,453
Band 52	469.506	8.47	3,977
Band 55	8,566.232	8.45	72,385
Band 56	77,284.099	7.06	545,626
Band 57	2,891.067	7.02	20,295
Band 59	2,783.678	6.98	19,430
	18,361,501.327		$ 164,779,695

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Evergreen Omega Portfolio - Service Class
Contracts in accumulation period:
Band 4	2,608.247	$ 8.86	$ 23,109
Band 6	74,128.330	8.80	652,329
Band 7	66,305.072	8.78	582,159
Band 8	52,586.531	8.74	459,606
Band 9	9,142.850	8.72	79,726
Band 10	204,381.352	8.70	1,778,118
Band 11	41,442.065	8.68	359,717
Band 12	15,517.166	8.66	134,379
Band 13	41,670.903	8.63	359,620
Band 14	84,278.312	8.59	723,951
Band 15	28,155.174	8.57	241,290
Band 16	4,664.795	8.53	39,791
Band 17	98,477.283	8.51	838,042
Band 19	3,230.743	8.45	27,300
Band 20	47,804.009	8.61	411,593
Band 21	356.608	8.55	3,049
Band 26	45,525.207	8.99	409,272
Band 27	12,692.436	8.86	112,455
Band 28	6,975.142	8.80	61,381
Band 29	57,876.309	8.78	508,154
Band 30	14,954.010	8.65	129,352
Band 31	3,277.063	8.59	28,150
Band 34	480.820	8.34	4,010
Band 35	1,055.546	9.47	9,996
Band 36	602.072	9.40	5,659
Band 37	278.505	9.35	2,604
Band 38	14,953.888	9.38	140,267
Band 39	713.195	9.31	6,640
Band 40	131.621	9.26	1,219
Band 41	103.224	8.66	894
Band 42	1,284.296	8.58	11,019
Band 43	6,511.317	8.52	55,476
Band 46	81,178.498	8.17	663,228
Band 47	6,495.825	8.12	52,746
Band 56	245.460	8.47	2,079
	1,030,083.874		$ 8,918,380
ING Evergreen Omega Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	22,319.995	$ 8.74	$ 195,077
Band 10	10,300.117	8.64	88,993
Band 12	5,099.050	8.60	43,852
Band 15	19,453.232	8.52	165,742
Band 17	8,829.288	8.46	74,696
Band 20	10,635.453	8.56	91,039
Band 46	17,528.608	8.13	142,508
	94,165.743		$ 801,907

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
Currently payable annuity contracts:	180.787	$ 10.37	$ 1,875
Contracts in accumulation period:
Band 1	14,128.213	7.75	109,494
Band 2	156,561.387	10.37	1,623,542
Band 3	16,065.461	10.07	161,779
Band 4	243,969.665	10.16	2,478,732
Band 5	335,617.431	10.12	3,396,448
Band 6	7,990,043.151	10.03	80,140,133
Band 7	6,169,726.654	9.99	61,635,569
Band 8	5,010,768.787	9.91	49,656,719
Band 9	1,079,758.623	9.87	10,657,218
Band 10	6,531,801.163	9.83	64,207,605
Band 11	4,962,459.473	9.79	48,582,478
Band 12	1,606,529.306	9.74	15,647,595
Band 13	5,294,854.469	9.70	51,360,088
Band 14	7,188,889.682	9.62	69,157,119
Band 15	2,076,779.478	9.58	19,895,547
Band 16	321,960.100	9.50	3,058,621
Band 17	3,712,594.828	9.46	35,121,147
Band 18	154,404.391	9.42	1,454,489
Band 19	372,334.675	9.34	3,477,606
Band 20	2,558,482.636	9.66	24,714,942
Band 21	431,395.917	9.54	4,115,517
Band 24	146.593	10.82	1,586
Band 25	92,839.189	10.46	971,098
Band 26	171,018.871	9.13	1,561,402
Band 27	89,067.351	9.03	804,278
Band 28	8,028.539	8.98	72,096
Band 29	147,646.999	8.96	1,322,917
Band 30	68,514.502	8.86	607,038
Band 31	57,885.225	8.81	509,969
Band 34	554.167	8.60	4,766
Band 38	88,931.885	7.46	663,432
Band 41	38,975.521	8.87	345,713
Band 42	17,262.782	8.80	151,912
Band 43	99,605.853	8.75	871,551
Band 44	2,359.672	8.63	20,364
Band 45	2,893.889	8.58	24,830
Band 46	1,923,142.467	8.59	16,519,794
Band 47	317,226.006	8.54	2,709,110
Band 50	16,252.353	7.33	119,130
Band 51	3,879.526	7.28	28,243
Band 52	1,114.742	7.40	8,249

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING FMRSM Diversified Mid Cap Portfolio - Service
Class (continued)
Band 53	1,486.378	$ 7.35	$ 10,925
Band 54	3,729.930	7.29	27,191
Band 55	6,884.505	7.38	50,808
Band 56	498,365.910	6.30	3,139,705
Band 57	168.604	6.27	1,057
Band 58	1,081.808	6.25	6,761
Band 59	194.833	6.23	1,214
Band 60	3,576.220	6.27	22,423
	59,892,140.597		$ 581,231,825
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	411,319.709	$ 13.02	$ 5,355,383
Band 7	5,292.161	12.98	68,692
Band 10	336,418.899	12.82	4,312,890
Band 11	5,800.480	12.78	74,130
Band 12	85,065.743	12.74	1,083,738
Band 13	265.455	8.68	2,304
Band 14	87,015.207	9.93	864,061
Band 15	243,940.982	9.91	2,417,455
Band 17	129,706.975	9.83	1,275,020
Band 20	608,962.537	12.65	7,703,376
Band 46	261,748.416	8.54	2,235,331
	2,175,536.564		$ 25,392,380
ING Focus 5 Portfolio - Service Class
Contracts in accumulation period:
Band 4	109,782.232	$ 5.85	$ 642,226
Band 5	3.413	6.03	21
Band 6	5,640,975.365	5.84	32,943,296
Band 7	176,768.729	5.84	1,032,329
Band 8	1,436,110.160	5.83	8,372,522
Band 9	16,788.763	5.82	97,711
Band 10	7,174,466.627	5.82	41,755,396
Band 11	319,218.710	5.82	1,857,853
Band 12	27,567.096	5.81	160,165
Band 13	1,114,370.196	5.81	6,474,491
Band 14	1,215,513.084	5.80	7,049,976
Band 15	1,331,778.340	5.80	7,724,314
Band 16	217,486.950	5.79	1,259,249
Band 17	749,220.740	5.78	4,330,496
Band 18	3,293.955	5.78	19,039
Band 19	11,534.127	5.77	66,552
Band 20	94,170.586	5.80	546,189
Band 21	1,737.832	5.79	10,062

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Focus 5 Portfolio - Service Class (continued)
Band 26	434.425	$ 6.04	$ 2,624
Band 28	627.767	6.02	3,779
Band 29	16,356.869	6.02	98,468
Band 30	1,503.088	6.01	9,034
Band 31	170.787	6.00	1,025
Band 35	1,521.903	6.42	9,771
Band 36	10,042.648	6.42	64,474
Band 38	223,235.702	5.87	1,310,394
Band 39	3,845.805	6.41	24,652
Band 40	1,167.671	6.41	7,485
Band 46	1,252,147.393	5.78	7,237,412
Band 47	464,608.839	5.76	2,676,147
Band 50	1,247.864	5.81	7,250
Band 51	5,431.545	5.78	31,394
Band 52	16,141.954	5.84	94,269
Band 55	14,191.331	5.83	82,735
Band 56	779,604.205	6.00	4,677,625
Band 57	7,092.315	5.97	42,341
Band 60	7,261.405	5.97	43,351
	22,447,420.421		$ 130,766,117
ING Franklin Income Portfolio - Service Class
Contracts in accumulation period:
Band 2	31,950.592	$ 7.80	$ 249,215
Band 3	398.071	7.72	3,073
Band 4	249,294.907	7.74	1,929,543
Band 5	75,300.114	7.73	582,070
Band 6	4,555,948.402	7.71	35,126,362
Band 7	1,397,557.747	7.70	10,761,195
Band 8	2,309,771.775	7.68	17,739,047
Band 9	652,013.387	7.67	5,000,943
Band 10	7,440,765.308	7.66	56,996,262
Band 11	1,421,791.650	7.65	10,876,706
Band 12	326,241.391	7.64	2,492,484
Band 13	2,565,614.868	7.63	19,575,641
Band 14	3,636,173.219	7.61	27,671,278
Band 15	2,759,068.466	7.60	20,968,920
Band 16	386,324.310	7.58	2,928,338
Band 17	2,991,144.701	7.57	22,642,965
Band 18	41,709.040	7.56	315,320
Band 19	105,989.683	7.54	799,162
Band 20	768,295.012	7.62	5,854,408
Band 21	431,001.499	7.59	3,271,301
Band 26	433,035.056	7.81	3,382,004

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Income Portfolio - Service Class
(continued)
Band 27	117,603.160	$ 7.74	$ 910,248
Band 28	58,223.195	7.71	448,901
Band 29	456,916.110	7.70	3,518,254
Band 30	200,496.787	7.64	1,531,795
Band 31	81,431.898	7.61	619,697
Band 32	1,520.395	7.55	11,479
Band 33	2,740.459	7.51	20,581
Band 34	1,552.746	7.48	11,615
Band 38	371,307.745	7.84	2,911,053
Band 41	57,535.898	7.64	439,574
Band 42	12,108.811	7.60	92,027
Band 43	161,737.810	7.57	1,224,355
Band 44	3,803.794	7.49	28,490
Band 45	37,252.367	7.46	277,903
Band 46	2,802,506.675	7.55	21,158,925
Band 47	359,683.041	7.52	2,704,816
Band 50	1,152.066	7.69	8,859
Band 51	15,942.596	7.63	121,642
Band 52	420.639	7.76	3,264
Band 55	6,463.576	7.74	50,028
Band 56	441,745.745	7.13	3,149,647
Band 57	4,517.655	7.10	32,075
Band 60	2,541.832	7.10	18,047
	37,778,594.198		$ 288,459,512
ING Franklin Income Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	108,930.556	$ 7.68	$ 836,587
Band 10	242,212.738	7.63	1,848,083
Band 12	28,859.943	7.61	219,624
Band 14	13,724.840	7.58	104,034
Band 15	57,534.840	7.57	435,539
Band 17	41,264.524	7.54	311,135
Band 20	143,974.174	7.59	1,092,764
Band 46	133,690.828	7.52	1,005,355
	770,192.443		$ 5,853,121

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Mutual Shares Portfolio - Service Class
Contracts in accumulation period:
Band 2	20,260.579	$ 7.34	$ 148,713
Band 3	848.160	7.30	6,192
Band 4	165,454.662	7.31	1,209,474
Band 5	49,778.438	7.31	363,880
Band 6	3,054,886.529	7.29	22,270,123
Band 7	612,272.403	7.29	4,463,466
Band 8	1,499,275.780	7.27	10,899,735
Band 9	375,941.278	7.27	2,733,093
Band 10	4,632,151.927	7.26	33,629,423
Band 11	509,012.977	7.26	3,695,434
Band 12	134,731.352	7.25	976,802
Band 13	1,218,513.960	7.24	8,822,041
Band 14	1,730,012.617	7.23	12,507,991
Band 15	1,393,022.076	7.22	10,057,619
Band 16	149,159.248	7.21	1,075,438
Band 17	1,025,971.067	7.21	7,397,251
Band 18	2,926.661	7.20	21,072
Band 19	40,020.939	7.19	287,751
Band 20	397,819.004	7.24	2,880,210
Band 21	257,279.186	7.22	1,857,556
Band 26	204,721.898	7.35	1,504,706
Band 27	44,742.729	7.31	327,069
Band 28	24,590.819	7.29	179,267
Band 29	306,918.176	7.29	2,237,434
Band 30	58,149.934	7.25	421,587
Band 31	68,922.822	7.23	498,312
Band 32	222.249	7.19	1,598
Band 33	3,836.742	7.17	27,509
Band 34	314.738	7.15	2,250
Band 38	293,400.920	7.34	2,153,563
Band 41	24,344.425	7.25	176,497
Band 42	8,261.064	7.23	59,727
Band 43	65,971.069	7.21	475,651
Band 44	11,974.760	7.16	85,739
Band 45	15,913.721	7.14	113,624
Band 46	1,377,127.477	7.19	9,901,547
Band 47	129,059.370	7.17	925,356
Band 50	2,113.355	7.24	15,301
Band 51	7,184.806	7.21	51,802
Band 52	447.759	7.29	3,264
Band 55	19,111.206	7.27	138,938
Band 56	247,682.865	6.45	1,597,554
Band 57	14,311.769	6.41	91,738
Band 59	5,929.508	6.38	37,830
Band 60	588.414	6.42	3,778
	20,205,181.438		$ 146,334,905

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio
- Service Class
Contracts in accumulation period:
Band 2	281.701	$ 6.13	$ 1,727
Band 4	823,534.190	6.11	5,031,794
Band 5	21,225.185	6.10	129,474
Band 6	18,040,062.900	6.09	109,863,983
Band 7	1,215,628.741	6.09	7,403,179
Band 8	6,748,633.204	6.08	41,031,690
Band 9	536,248.936	6.07	3,255,031
Band 10	31,131,535.550	6.07	188,968,421
Band 11	2,372,616.616	6.06	14,378,057
Band 12	70,023.536	6.05	423,642
Band 13	5,261,646.010	6.05	31,832,958
Band 14	8,497,380.717	6.04	51,324,180
Band 15	8,875,069.116	6.03	53,516,667
Band 16	1,485,682.620	6.02	8,943,809
Band 17	5,530,072.836	6.02	33,291,038
Band 18	375.754	6.01	2,258
Band 19	21,179.957	6.00	127,080
Band 20	1,091,373.768	6.04	6,591,898
Band 21	438,732.725	6.03	2,645,558
Band 26	69,684.393	6.14	427,862
Band 27	35,605.465	6.11	217,549
Band 28	9,062.113	6.09	55,188
Band 29	103,568.700	6.09	630,733
Band 30	110,359.289	6.05	667,674
Band 31	34,670.853	6.04	209,412
Band 32	15,066.586	6.01	90,550
Band 34	4,775.839	5.97	28,512
Band 35	39,491.325	6.81	268,936
Band 38	5,108,650.573	6.13	31,316,028
Band 39	7,749.300	6.79	52,618
Band 40	27,678.128	6.78	187,658
Band 41	1,606.050	6.06	9,733
Band 42	1,128.819	6.03	6,807
Band 43	76,981.547	6.02	463,429
Band 44	3,204.341	5.98	19,162
Band 45	21,210.640	5.97	126,628
Band 46	9,027,246.371	6.01	54,253,751
Band 47	929,524.912	5.99	5,567,854
Band 50	154,346.071	6.05	933,794
Band 51	42,115.164	6.02	253,533
Band 52	12,795.383	6.09	77,924
Band 53	4,330.787	6.06	26,245
Band 54	5,104.781	6.03	30,782
Band 55	301,867.688	6.08	1,835,356
Band 56	4,025,069.625	6.58	26,484,958
Band 57	150,052.075	6.55	982,841

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Franklin Templeton Founding Strategy Portfolio
- Service Class (continued)
Band 59	765.800	$ 6.51	$ 4,985
Band 60	18,085.002	6.55	118,457
	112,503,101.682		$ 684,111,403
ING Global Real Estate Portfolio - Service Class
Contracts in accumulation period:
Band 2	1,225.557	$ 7.29	$ 8,934
Band 3	961.940	7.22	6,945
Band 4	99,998.671	7.24	723,990
Band 5	14,369.158	7.23	103,889
Band 6	2,084,333.718	7.21	15,028,046
Band 7	700,495.236	7.20	5,043,566
Band 8	1,357,649.635	7.18	9,747,924
Band 9	112,936.388	7.17	809,754
Band 10	3,566,732.521	7.16	25,537,805
Band 11	401,569.158	7.15	2,871,219
Band 12	74,427.349	7.14	531,411
Band 13	812,891.830	7.13	5,795,919
Band 14	1,153,793.712	7.11	8,203,473
Band 15	1,232,833.548	7.10	8,753,118
Band 16	134,205.873	7.09	951,520
Band 17	1,387,896.336	7.08	9,826,306
Band 18	3,033.167	7.07	21,444
Band 19	100,243.627	7.05	706,718
Band 20	383,537.789	7.12	2,730,789
Band 21	57,663.597	7.09	408,835
Band 26	71,877.805	7.30	524,708
Band 27	8,440.421	7.24	61,109
Band 28	5,830.603	7.21	42,039
Band 29	76,035.132	7.20	547,453
Band 30	23,669.076	7.14	168,997
Band 31	8,881.637	7.11	63,148
Band 32	440.759	7.06	3,112
Band 35	160,121.836	5.72	915,897
Band 36	21,517.650	5.71	122,866
Band 37	6,800.468	5.70	38,763
Band 38	743,466.696	6.91	5,137,355
Band 39	286,038.204	5.70	1,630,418
Band 40	62,523.550	5.69	355,759
Band 41	15,121.710	7.14	107,969
Band 42	6,063.480	7.11	43,111
Band 43	47,537.172	7.08	336,563
Band 44	402.745	7.01	2,823
Band 45	4,250.822	6.98	29,671
Band 46	1,160,397.123	7.06	8,192,404
Band 47	139,821.597	7.03	982,946
Band 50	2,510.813	6.80	17,074
Band 51	7,677.064	6.75	51,820

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Real Estate Portfolio - Service Class
(continued)
Band 52	2,470.402	6.86	16,947
Band 53	1,620.331	6.82	11,051
Band 54	1,369.941	6.77	9,275
Band 55	26,540.266	6.85	181,801
Band 56	162,639.633	6.27	1,019,750
Band 57	22,634.612	6.24	141,240
	16,757,500.358		$ 118,567,674
ING Global Real Estate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	36,146.039	$ 7.18	$ 259,529
Band 8	951.667	7.15	6,804
Band 10	52,784.875	7.13	376,356
Band 12	4,581.682	7.11	32,576
Band 13	1,717.108	7.10	12,191
Band 14	25,456.548	7.08	180,232
Band 15	26,091.860	7.07	184,469
Band 17	9,037.122	7.05	63,712
Band 20	51,878.704	7.09	367,820
Band 46	30,035.030	7.03	211,146
	238,680.635		$ 1,694,835
ING Global Resources Portfolio - Service Class
Currently payable annuity contracts:	341.546	$ 29.77	$ 10,168
Contracts in accumulation period:
Band 1	9,296.309	30.99	288,093
Band 2	73,915.338	29.77	2,200,460
Band 3	10,492.785	27.74	291,070
Band 4	65,052.994	28.35	1,844,252
Band 5	39,942.451	28.03	1,119,587
Band 6	2,510,627.350	27.51	69,067,358
Band 7	1,343,730.445	27.19	36,536,031
Band 8	1,764,772.775	26.69	47,101,785
Band 9	197,519.815	26.38	5,210,573
Band 10	3,200,960.520	26.11	83,577,079
Band 11	903,561.561	25.85	23,357,066
Band 12	303,748.517	25.59	7,772,925
Band 13	1,456,291.730	25.33	36,887,870
Band 14	2,405,197.429	24.82	59,697,000
Band 15	1,454,848.676	24.57	35,745,632
Band 16	182,792.551	24.08	4,401,645
Band 17	2,442,119.878	23.84	58,220,138
Band 18	30,722.908	23.59	724,753
Band 19	91,839.009	23.12	2,123,318
Band 20	663,391.770	25.08	16,637,866
Band 21	120,553.249	24.33	2,933,061
Band 25	62,298.254	30.38	1,892,621
Band 26	127,955.226	12.45	1,593,043
Band 27	35,472.858	12.31	436,671

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Resources Portfolio - Service Class
(continued)
Band 28	33,553.362	$ 12.24	$ 410,693
Band 29	314,130.543	12.22	3,838,675
Band 30	76,299.381	12.08	921,697
Band 31	38,394.273	12.02	461,499
Band 32	1,869.697	11.89	22,231
Band 34	489.945	11.73	5,747
Band 38	129,633.947	8.87	1,149,853
Band 41	50,297.213	12.09	608,093
Band 42	22,593.433	12.00	271,121
Band 43	99,646.762	11.93	1,188,786
Band 44	485.007	11.77	5,709
Band 45	14,784.226	11.70	172,975
Band 46	2,437,741.681	12.47	30,398,639
Band 47	378,361.226	12.39	4,687,896
Band 50	15,289.083	8.71	133,168
Band 51	7,712.765	8.64	66,638
Band 52	7,347.667	8.79	64,586
Band 53	938.212	8.73	8,191
Band 54	8,528.973	8.66	73,861
Band 55	23,284.581	8.76	203,973
Band 56	423,033.344	5.99	2,533,970
Band 57	31,441.696	5.96	187,393
Band 59	2,854.605	5.92	16,899
Band 60	1,534.448	5.96	9,145
	23,617,692.014		$ 547,111,503
ING Global Resources Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	259,962.667	$ 19.08	$ 4,960,088
Band 7	23.979	19.01	456
Band 10	182,784.796	18.77	3,430,871
Band 11	1,918.579	18.71	35,897
Band 12	49,888.818	18.65	930,426
Band 13	1,127.704	12.60	14,209
Band 14	89,897.558	12.78	1,148,891
Band 15	164,580.784	12.75	2,098,405
Band 17	84,644.573	12.66	1,071,600
Band 20	366,366.957	18.53	6,788,780
Band 46	165,759.898	12.40	2,055,423
	1,366,956.313		$ 22,535,046

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING International Growth Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	5,972.924	$ 7.98	$ 47,664
Band 4	1,642.935	7.73	12,700
Band 5	33,597.118	7.68	258,026
Band 6	1,191,087.835	7.53	8,968,891
Band 7	945,499.554	7.53	7,119,612
Band 8	561,955.830	7.43	4,175,332
Band 9	241,684.428	7.38	1,783,631
Band 10	250,136.414	7.34	1,836,001
Band 11	1,560,982.084	7.29	11,379,559
Band 12	146,587.207	7.24	1,061,291
Band 13	645,259.000	7.20	4,645,865
Band 14	975,694.696	7.10	6,927,432
Band 15	22,531.232	7.06	159,070
Band 16	13,850.108	6.97	96,535
Band 17	217,264.383	6.92	1,503,470
Band 18	19,330.109	6.88	132,991
Band 19	32,364.595	6.79	219,756
Band 20	302,516.688	7.15	2,162,994
Band 21	59,769.511	7.01	418,984
Band 25	12,271.475	8.08	99,154
Band 46	22,896.631	7.18	164,398
Band 47	1,779.132	7.13	12,685
	7,264,673.889		$ 53,186,041
ING International Growth Opportunities Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	82,174.743	$ 10.19	$ 837,361
Band 8	574.273	10.09	5,794
Band 10	38,965.741	10.02	390,437
Band 12	83,346.085	9.96	830,127
Band 14	14,141.463	7.94	112,283
Band 15	6,424.298	7.92	50,880
Band 17	32,497.737	7.86	255,432
Band 20	190,436.733	9.90	1,885,324
Band 46	11,913.211	7.12	84,822
	460,474.284		$ 4,452,460
ING Janus Contrarian Portfolio - Service Class
Contracts in accumulation period:
Band 2	25,424.953	$ 8.92	$ 226,791
Band 3	2,225.476	8.67	19,295
Band 4	139,617.857	8.74	1,220,260
Band 5	247,686.200	8.70	2,154,870
Band 6	5,751,888.824	8.63	49,638,801
Band 7	4,169,982.866	8.59	35,820,153
Band 8	3,282,204.710	8.52	27,964,384

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service Class
(continued)
Band 9	617,892.426	$ 8.49	$ 5,245,907
Band 10	8,035,793.431	8.45	67,902,454
Band 11	2,415,398.371	8.42	20,337,654
Band 12	961,796.807	8.38	8,059,857
Band 13	4,062,900.750	8.35	33,925,221
Band 14	6,492,492.723	8.28	53,757,840
Band 15	2,466,550.740	8.24	20,324,378
Band 16	372,411.602	8.17	3,042,603
Band 17	3,366,536.738	8.14	27,403,609
Band 18	126,818.222	8.10	1,027,228
Band 19	400,656.557	8.04	3,221,279
Band 20	1,586,314.910	8.31	13,182,277
Band 21	300,205.013	8.21	2,464,683
Band 25	44,177.541	9.00	397,598
Band 26	88,499.901	9.72	860,219
Band 27	41,308.307	9.59	396,147
Band 28	15,983.454	9.52	152,162
Band 29	203,957.216	9.50	1,937,594
Band 30	50,554.296	9.36	473,188
Band 31	49,978.992	9.29	464,305
Band 32	729.838	9.17	6,693
Band 34	421.136	9.02	3,799
Band 38	210,837.055	7.29	1,537,002
Band 41	32,766.673	9.37	307,024
Band 42	18,950.809	9.28	175,864
Band 43	115,838.211	9.21	1,066,870
Band 44	2,968.691	9.05	26,867
Band 45	12,994.689	8.87	115,263
Band 46	2,123,675.832	8.23	17,477,852
Band 47	501,880.958	8.18	4,105,386
Band 50	21,243.114	7.13	151,463
Band 51	6,811.606	7.08	48,226
Band 52	4,091.707	7.20	29,460
Band 54	1,318.247	7.09	9,346
Band 55	4,028.305	7.18	28,923
Band 56	237,640.811	5.25	1,247,614
Band 57	11,432.069	5.22	59,675
Band 59	5,127.676	5.19	26,613
Band 60	3,686.277	5.23	19,279
	48,635,702.587		$ 408,063,976

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Janus Contrarian Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	213,959.105	$ 13.56	$ 2,901,285
Band 7	1,305.213	13.52	17,646
Band 10	211,490.522	13.34	2,821,284
Band 11	1,420.274	13.30	18,890
Band 12	83,966.838	13.26	1,113,400
Band 13	5,638.182	8.31	46,853
Band 14	76,019.505	9.15	695,578
Band 15	240,434.494	9.13	2,195,167
Band 17	108,608.244	9.06	983,991
Band 20	441,146.011	13.17	5,809,893
Band 46	262,148.747	8.18	2,144,377
	1,646,137.135		$ 18,748,364
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
Contracts in accumulation period:
Band 6	256,803.486	$ 18.85	$ 4,840,746
Band 7	6,195.990	18.79	116,423
Band 8	275.779	18.67	5,149
Band 10	168,286.544	18.55	3,121,715
Band 11	5,304.966	18.49	98,089
Band 12	39,422.213	18.43	726,551
Band 13	6,576.278	12.15	79,902
Band 14	70,554.839	12.64	891,813
Band 15	253,412.504	12.61	3,195,532
Band 17	52,857.820	12.52	661,780
Band 20	268,566.779	18.32	4,920,143
Band 46	170,031.546	11.95	2,031,877
	1,298,288.744		$ 20,689,720
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
Currently payable annuity contracts:	284.601	$ 12.77	$ 3,634
Contracts in accumulation period:
Band 1	7,738.235	13.05	100,984
Band 2	183,289.626	12.77	2,340,609
Band 3	11,688.805	12.29	143,655
Band 4	183,252.962	12.42	2,276,002
Band 5	108,554.612	12.36	1,341,735
Band 6	4,935,142.435	12.22	60,307,441
Band 7	2,324,743.588	12.15	28,245,635
Band 8	3,336,197.831	12.02	40,101,098
Band 9	379,394.495	11.95	4,533,764
Band 10	5,283,733.638	11.89	62,823,593
Band 11	1,425,397.745	11.82	16,848,201
Band 12	378,644.963	11.76	4,452,865
Band 13	2,305,398.802	11.69	26,950,112
Band 14	3,371,812.259	11.56	38,978,150

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class (continued)
Band 15	2,351,661.859	$ 11.50	$ 27,044,111
Band 16	282,187.952	11.37	3,208,477
Band 17	3,377,984.815	11.31	38,205,008
Band 18	47,876.326	11.25	538,609
Band 19	174,024.969	11.12	1,935,158
Band 20	984,359.396	11.63	11,448,100
Band 21	136,750.696	11.44	1,564,428
Band 25	20,910.866	12.91	269,959
Band 26	134,627.320	12.26	1,650,531
Band 27	27,167.448	12.13	329,541
Band 28	31,307.020	12.06	377,563
Band 29	271,190.885	12.04	3,265,138
Band 30	63,200.679	11.90	752,088
Band 31	36,266.400	11.83	429,032
Band 34	230.405	11.55	2,661
Band 35	43,851.726	5.26	230,660
Band 36	18,303.865	5.25	96,095
Band 37	5,813.698	5.24	30,464
Band 38	450,426.954	8.79	3,959,253
Band 39	161,655.943	5.24	847,077
Band 40	33,232.748	5.23	173,807
Band 41	35,166.141	11.90	418,477
Band 42	13,336.753	11.81	157,507
Band 43	80,776.947	11.75	949,129
Band 44	827.865	11.59	9,595
Band 45	4,949.642	11.52	57,020
Band 46	1,846,431.964	12.03	22,212,577
Band 47	211,142.059	11.95	2,523,148
Band 50	16,636.958	8.66	144,076
Band 51	2,981.811	8.59	25,614
Band 52	522.222	8.74	4,564
Band 53	743.017	8.68	6,449
Band 54	3,682.755	8.62	31,745
Band 55	4,482.897	8.72	39,091
Band 56	488,288.105	4.96	2,421,909
Band 57	23,382.178	4.93	115,274
Band 59	3,703.371	4.91	18,184
Band 60	3,141.775	4.94	15,520
	35,628,503.027		$ 414,955,117

193

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 1	667.187	$ 10.56	$ 7,045
Band 2	5,915.210	10.42	61,636
Band 3	2,812.377	10.18	28,630
Band 4	76,585.366	10.25	785,000
Band 5	36,895.118	10.21	376,699
Band 6	1,611,587.818	10.15	16,357,616
Band 7	1,267,700.221	10.11	12,816,449
Band 8	685,117.982	10.04	6,878,585
Band 9	176,068.016	10.01	1,762,441
Band 10	1,739,177.516	9.98	17,356,992
Band 11	390,354.368	9.94	3,880,122
Band 12	185,036.326	9.91	1,833,710
Band 13	1,055,689.041	9.88	10,430,208
Band 14	1,543,171.935	9.81	15,138,517
Band 15	612,947.994	9.77	5,988,502
Band 16	74,502.414	9.71	723,418
Band 17	971,061.947	9.68	9,399,880
Band 18	20,512.746	9.64	197,743
Band 19	70,847.951	9.58	678,723
Band 20	502,353.921	9.84	4,943,163
Band 21	110,510.880	9.74	1,076,376
Band 25	19,809.343	10.49	207,800
Band 26	100,668.165	10.46	1,052,989
Band 27	36,111.079	10.25	370,139
Band 28	11,046.187	10.14	112,008
Band 29	66,620.130	10.11	673,530
Band 30	31,195.481	9.91	309,147
Band 31	53,162.246	9.81	521,522
Band 33	694.685	9.49	6,593
Band 34	814.985	9.39	7,653
Band 38	62,721.016	7.55	473,544
Band 41	29,657.839	10.58	313,780
Band 42	32,346.715	10.47	338,670
Band 43	57,075.705	10.38	592,446
Band 44	14,439.255	8.95	129,231
Band 45	7,020.319	8.77	61,568
Band 46	1,205,077.712	7.79	9,387,555
Band 47	101,226.747	7.75	784,507
Band 51	6,063.512	7.38	44,749
Band 54	870.114	7.40	6,439
Band 55	6,170.198	7.48	46,153
Band 56	24,709.269	7.51	185,567
	13,007,017.036		$ 126,347,045

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	507,227.571	$ 12.15	$ 6,162,815
Band 7	879.860	12.11	10,655
Band 10	410,221.790	11.96	4,906,253
Band 11	19,135.262	11.92	228,092
Band 12	123,997.176	11.88	1,473,086
Band 13	5,395.521	7.87	42,463
Band 14	97,597.328	9.16	893,992
Band 15	330,136.898	9.14	3,017,451
Band 17	215,296.404	9.07	1,952,738
Band 20	724,795.521	11.81	8,559,835
Band 46	357,395.194	7.74	2,766,239
	2,792,078.525		$ 30,013,619
ING JPMorgan Value Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	747.833	$ 7.43	$ 5,556
Band 4	92,630.283	7.36	681,759
Band 5	877.150	7.35	6,447
Band 6	86,921.974	7.32	636,269
Band 7	71,920.483	7.31	525,739
Band 8	83,440.243	7.28	607,445
Band 9	176,165.431	7.27	1,280,723
Band 10	154,260.749	7.25	1,118,390
Band 11	15,148.709	7.24	109,677
Band 12	2,471.898	7.23	17,872
Band 13	110,422.234	7.21	796,144
Band 14	117,553.489	7.18	844,034
Band 15	188,515.792	7.17	1,351,658
Band 16	3,794.406	7.14	27,092
Band 17	111,454.094	7.13	794,668
Band 18	200.834	7.12	1,430
Band 19	912.206	7.09	6,468
Band 20	14,017.803	7.20	100,928
Band 21	66,748.581	7.16	477,920
Band 26	251,415.949	7.44	1,870,535
Band 27	170,038.389	7.36	1,251,483
Band 28	45,930.348	7.32	336,210
Band 29	229,400.922	7.31	1,676,921
Band 30	214,580.400	7.22	1,549,270
Band 31	111,294.405	7.18	799,094
Band 32	1,430.343	7.11	10,170
Band 33	487.784	7.05	3,439
Band 34	5,403.367	7.01	37,878
Band 41	23,331.253	7.23	168,685
Band 42	11,195.141	7.17	80,269

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Value Opportunities Portfolio -
Service Class (continued)
Band 43	66,660.373	$ 7.13	$ 475,288
Band 44	2,599.193	7.04	18,298
Band 45	2,200.934	7.00	15,407
Band 46	63,044.266	7.10	447,614
Band 47	9,296.006	7.06	65,630
Band 51	4,666.279	6.67	31,124
	2,511,179.544		$ 18,227,534
ING JPMorgan Value Opportunities Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	21,495.107	$ 7.29	$ 156,699
Band 10	21,848.625	7.22	157,747
Band 12	285.672	7.20	2,057
Band 14	9,169.022	7.16	65,650
Band 15	22,569.571	7.14	161,147
Band 17	955.923	7.10	6,787
Band 20	7,612.755	7.17	54,583
Band 46	12,058.583	7.08	85,375
	95,995.258		$ 690,045
ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,108.610	$ 11.91	$ 25,114
Band 2	36,654.934	11.75	430,695
Band 3	1,123.916	11.48	12,903
Band 4	183,877.511	11.56	2,125,624
Band 5	93,458.018	11.52	1,076,636
Band 6	5,824,949.831	11.44	66,637,426
Band 7	2,397,384.975	11.40	27,330,189
Band 8	3,067,707.966	11.32	34,726,454
Band 9	433,624.170	11.28	4,891,281
Band 10	8,579,771.414	11.25	96,522,428
Band 11	1,340,477.343	11.21	15,026,751
Band 12	452,644.694	11.17	5,056,041
Band 13	2,661,316.251	11.13	29,620,450
Band 14	5,214,181.046	11.06	57,668,842
Band 15	2,881,981.436	11.02	31,759,435
Band 16	295,022.536	10.95	3,230,497
Band 17	3,952,202.032	10.91	43,118,524
Band 18	94,011.507	10.87	1,021,905
Band 19	228,733.250	10.80	2,470,319
Band 20	1,559,822.000	11.10	17,314,024
Band 21	351,676.766	10.98	3,861,411
Band 25	59,784.635	11.83	707,252
Band 26	329,487.645	11.79	3,884,659
Band 27	68,574.505	11.55	792,036
Band 28	68,865.758	11.44	787,824

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Julius Baer Foreign Portfolio - Service Class
(continued)
Band 29	419,808.976	$ 11.40	$ 4,785,822
Band 30	81,666.419	11.17	912,214
Band 31	51,839.882	11.06	573,349
Band 32	2,176.806	10.84	23,597
Band 34	3,912.168	10.59	41,430
Band 38	361,385.503	7.85	2,836,876
Band 41	58,504.242	12.36	723,112
Band 42	17,059.014	12.23	208,632
Band 43	110,340.049	12.13	1,338,425
Band 44	5,257.169	10.26	53,939
Band 45	27,149.945	10.07	273,400
Band 46	3,123,717.375	9.37	29,269,232
Band 47	518,811.235	9.32	4,835,321
Band 50	31,181.677	7.72	240,723
Band 51	14,073.915	7.66	107,806
Band 52	6,857.403	7.79	53,419
Band 53	2,293.770	7.74	17,754
Band 54	10,502.065	7.68	80,656
Band 55	11,371.933	7.77	88,360
Band 56	465,494.278	5.72	2,662,627
Band 57	15,633.088	5.69	88,952
Band 59	4,794.087	5.66	27,135
Band 60	2,133.147	5.70	12,159
	45,525,406.895		$ 499,353,660
ING Julius Baer Foreign Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	597,727.641	$ 13.44	$ 8,033,459
Band 7	13,154.231	13.40	176,267
Band 10	524,251.776	13.23	6,935,851
Band 11	8,348.541	13.19	110,117
Band 12	98,060.645	13.14	1,288,517
Band 13	6,525.946	9.47	61,801
Band 14	137,958.292	10.34	1,426,489
Band 15	451,216.498	10.32	4,656,554
Band 17	166,812.944	10.24	1,708,165
Band 20	741,865.856	13.06	9,688,768
Band 46	523,710.321	9.31	4,875,743
	3,269,632.691		$ 38,961,731

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
Band 2	12,968.163	$ 4.42	$ 57,319
Band 4	184,245.538	4.33	797,783
Band 5	172,283.023	4.31	742,540
Band 6	3,243,581.035	4.27	13,850,091
Band 7	2,899,607.593	4.25	12,323,332
Band 8	1,837,553.988	4.22	7,754,478
Band 9	479,662.688	4.20	2,014,583
Band 10	3,942,426.998	4.18	16,479,345
Band 11	1,301,440.309	4.17	5,427,006
Band 12	991,005.612	4.15	4,112,673
Band 13	2,677,538.969	4.13	11,058,236
Band 14	3,796,254.163	4.10	15,564,642
Band 15	1,187,447.103	4.08	4,844,784
Band 16	219,641.704	4.05	889,549
Band 17	2,568,431.948	4.03	10,350,781
Band 18	77,626.878	4.01	311,284
Band 19	173,108.869	3.98	688,973
Band 20	1,244,804.224	4.11	5,116,145
Band 21	488,334.470	4.06	1,982,638
Band 25	37,479.342	4.45	166,783
Band 26	360,035.255	4.44	1,598,557
Band 27	75,857.386	4.33	328,462
Band 28	42,714.028	4.27	182,389
Band 29	212,681.586	4.25	903,897
Band 30	72,975.410	4.15	302,848
Band 31	49,383.973	4.10	202,474
Band 34	1,885.021	3.88	7,314
Band 35	20,107.204	5.04	101,340
Band 36	7,433.330	5.00	37,167
Band 37	2,623.100	4.38	11,489
Band 38	47,878.679	4.99	238,915
Band 39	1,884.160	4.95	9,327
Band 40	1,512.828	4.93	7,458
Band 41	54,506.732	5.33	290,521
Band 42	40,760.713	5.27	214,809
Band 43	91,148.820	5.23	476,708
Band 44	4,684.131	4.80	22,484
Band 45	12,241.865	4.73	57,904
Band 46	1,512,134.162	4.45	6,728,997
Band 47	154,961.692	4.42	684,931
Band 50	275.532	4.59	1,265
Band 51	2,343.631	4.55	10,664
Band 52	459.512	4.63	2,128
Band 54	5,000.800	4.56	22,804
Band 56	21,398.376	4.73	101,214
Band 57	360.526	4.70	1,694
Band 59	466.872	4.68	2,185
	30,333,157.941		$ 127,082,910

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Value Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	352,568.998	$ 5.84	$ 2,059,003
Band 7	16,299.682	5.82	94,864
Band 10	288,998.977	5.75	1,661,744
Band 11	1,496.478	5.73	8,575
Band 12	82,034.194	5.71	468,415
Band 14	69,338.944	4.86	336,987
Band 15	236,620.544	4.85	1,147,610
Band 17	132,579.900	4.81	637,709
Band 20	367,395.092	5.67	2,083,130
Band 46	274,236.719	4.42	1,212,126
	1,821,569.528		$ 9,710,163
ING LifeStyle Aggressive Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	822.233	$ 8.30	$ 6,825
Band 4	353,777.201	8.20	2,900,973
Band 5	20,303.045	8.18	166,079
Band 6	13,089,343.190	8.14	106,547,254
Band 7	4,105,603.911	8.13	33,378,560
Band 8	10,642,743.360	8.09	86,099,794
Band 9	964,258.551	8.07	7,781,567
Band 10	11,989,967.430	8.05	96,519,238
Band 11	2,523,995.740	8.03	20,267,686
Band 12	249,767.764	8.01	2,000,640
Band 13	6,402,805.574	7.99	51,158,417
Band 14	7,059,963.043	7.95	56,126,706
Band 15	8,867,076.842	7.93	70,315,919
Band 16	471,150.589	7.90	3,722,090
Band 17	14,380,243.760	7.88	113,316,321
Band 18	27,559.754	7.86	216,620
Band 19	613,795.198	7.82	4,799,878
Band 20	2,682,728.641	7.97	21,381,347
Band 21	650,344.091	7.92	5,150,725
Band 26	222,715.976	8.32	1,852,997
Band 27	54,857.120	8.20	449,828
Band 28	81,203.283	8.14	660,995
Band 29	113,171.967	8.12	918,956
Band 30	75,359.557	8.01	603,630
Band 31	53,623.611	7.95	426,308
Band 38	179,022.148	6.76	1,210,190
Band 41	55,613.041	8.01	445,460
Band 42	8,222.602	7.94	65,287
Band 43	600,202.655	7.88	4,729,597
Band 45	20,536.637	7.69	157,927
Band 46	6,820,001.883	7.19	49,035,814
Band 47	856,397.745	7.15	6,123,244
Band 50	92,535.635	6.65	615,362

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Aggressive Growth Portfolio - Service
Class (continued)
Band 51	3,318.267	$ 6.60	$ 21,901
Band 52	1,327.118	6.71	8,905
Band 55	44,882.592	6.69	300,265
Band 56	222,280.094	6.07	1,349,240
Band 57	1,149.752	6.04	6,945
Band 58	3,062.291	6.02	18,435
Band 59	2,133.464	6.01	12,822
	94,607,867.355		$ 750,870,747
ING LifeStyle Aggressive Growth Portfolio - Service
2 Class
Contracts in accumulation period:
Band 6	53,033.190	$ 8.21	$ 435,402
Band 10	53,817.385	8.13	437,535
Band 12	26,784.543	8.10	216,955
Band 14	2,260.310	8.06	18,218
Band 15	35,894.663	8.04	288,593
Band 17	10,223.006	8.00	81,784
Band 20	144,831.000	8.07	1,168,786
Band 46	14,784.127	7.97	117,829
	341,628.224		$ 2,765,102
ING LifeStyle Conservative Portfolio - Service Class
Contracts in accumulation period:
Band 4	2,446.406	$ 7.96	$ 19,473
Band 6	1,191,721.195	7.95	9,474,184
Band 7	484,982.711	7.95	3,855,613
Band 8	1,178,787.205	7.95	9,371,358
Band 9	26,729.347	7.95	212,498
Band 10	2,413,273.997	7.95	19,185,528
Band 11	499,119.500	7.94	3,963,009
Band 12	26,644.702	7.94	211,559
Band 13	3,250,371.423	7.94	25,807,949
Band 14	1,658,610.820	7.94	13,169,370
Band 15	1,134,919.508	7.94	9,011,261
Band 16	130,115.057	7.93	1,031,812
Band 17	1,535,233.796	7.93	12,174,404
Band 18	18,591.209	7.93	147,428
Band 19	46,945.607	7.93	372,279
Band 20	248,731.554	7.94	1,974,929
Band 21	1,308.136	7.93	10,374
Band 38	63,365.253	7.97	505,021
Band 46	1,208,229.910	7.93	9,581,263
Band 47	669,601.755	7.92	5,303,246
Band 55	6,676.239	7.95	53,076
Band 56	158,045.845	7.96	1,258,045
Band 57	145,737.506	7.94	1,157,156
	16,100,188.681		$ 127,850,835

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	34,796.217	$ 8.72	$ 303,423
Band 4	1,974,646.561	8.62	17,021,453
Band 5	120,044.442	8.59	1,031,182
Band 6	52,718,863.430	8.55	450,746,282
Band 7	8,072,275.804	8.53	68,856,513
Band 8	30,235,470.340	8.49	256,699,143
Band 9	3,922,608.299	8.47	33,224,492
Band 10	75,698,182.600	8.45	639,649,643
Band 11	6,043,148.945	8.43	50,943,746
Band 12	1,062,335.155	8.41	8,934,239
Band 13	20,875,512.670	8.39	175,145,551
Band 14	27,211,275.760	8.35	227,214,153
Band 15	30,574,303.930	8.33	254,683,952
Band 16	2,387,319.987	8.29	19,790,883
Band 17	30,971,387.190	8.27	256,133,372
Band 18	53,961.490	8.25	445,182
Band 19	801,768.108	8.22	6,590,534
Band 20	7,687,612.345	8.37	64,345,315
Band 21	2,066,217.504	8.31	17,170,267
Band 26	827,589.571	8.74	7,233,133
Band 27	343,447.920	8.61	2,957,087
Band 28	107,796.813	8.55	921,663
Band 29	720,340.558	8.53	6,144,505
Band 30	392,289.794	8.41	3,299,157
Band 31	93,828.634	8.35	783,469
Band 32	38,202.428	8.24	314,788
Band 34	3,190.111	8.10	25,840
Band 38	3,332,113.988	7.28	24,257,790
Band 41	667,676.711	8.42	5,621,838
Band 42	104,687.659	8.34	873,095
Band 43	1,505,309.722	8.28	12,463,964
Band 44	6,456.109	8.14	52,553
Band 45	66,867.184	8.08	540,287
Band 46	32,093,651.610	7.60	243,911,752
Band 47	2,962,523.746	7.56	22,396,680
Band 50	258,586.172	7.16	1,851,477
Band 51	124,366.666	7.10	883,003
Band 52	662.853	7.22	4,786
Band 53	3,978.149	7.17	28,523
Band 55	242,097.864	7.20	1,743,105
Band 56	5,791,894.394	6.53	37,821,070
Band 57	71,230.602	6.50	462,999
Band 58	5,068.123	6.48	32,841
Band 59	25,764.144	6.46	166,436
Band 60	6,623.309	6.50	43,052
Band 62	25,400.151	6.47	164,339
Band 64	9,709.531	6.57	63,792
	352,343,085.293		$ 2,923,992,349

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	247,167.161	$ 8.58	$ 2,120,694
Band 10	344,874.226	8.50	2,931,431
Band 12	43,302.128	8.47	366,769
Band 14	49,404.103	8.42	415,983
Band 15	129,262.910	8.40	1,085,808
Band 17	661.919	8.36	5,534
Band 20	63,989.544	8.44	540,072
Band 46	253,061.983	8.33	2,108,006
	1,131,723.974		$ 9,574,297
ING LifeStyle Moderate Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	53,156.044	$ 9.08	$ 482,657
Band 4	2,695,637.583	8.97	24,179,869
Band 5	76,516.079	8.95	684,819
Band 6	40,348,931.060	8.91	359,508,976
Band 7	7,798,271.008	8.89	69,326,629
Band 8	21,768,526.140	8.85	192,651,456
Band 9	6,163,823.071	8.83	54,426,558
Band 10	57,548,358.290	8.80	506,425,553
Band 11	7,107,854.842	8.78	62,406,966
Band 12	710,371.767	8.76	6,222,857
Band 13	13,937,318.390	8.74	121,812,163
Band 14	22,761,926.490	8.70	198,028,760
Band 15	22,864,520.610	8.68	198,464,039
Band 16	2,132,116.363	8.64	18,421,485
Band 17	23,935,885.250	8.62	206,327,331
Band 18	64,390.540	8.60	553,759
Band 19	768,738.902	8.56	6,580,405
Band 20	6,255,777.144	8.72	54,550,377
Band 21	2,839,948.948	8.66	24,593,958
Band 26	865,540.142	9.10	7,876,415
Band 27	476,376.779	8.97	4,273,100
Band 28	171,153.727	8.91	1,524,980
Band 29	1,295,840.217	8.89	11,520,020
Band 30	545,615.514	8.76	4,779,592
Band 31	213,692.232	8.70	1,859,122
Band 32	1,083.161	8.58	9,294
Band 34	20,679.781	8.44	174,537
Band 38	3,055,075.869	7.81	23,860,143
Band 41	419,081.005	8.77	3,675,340
Band 42	115,932.543	8.68	1,006,294
Band 43	1,944,047.072	8.62	16,757,686
Band 44	18,295.551	8.47	154,963
Band 45	272,705.586	8.41	2,293,454
Band 46	22,511,941.440	8.01	180,320,651
Band 47	2,623,775.525	7.96	20,885,253

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Moderate Growth Portfolio - Service
Class (continued)
Band 50	103,134.599	$ 7.68	$ 792,074
Band 51	58,991.163	7.62	449,513
Band 52	6,360.229	7.74	49,228
Band 53	7,073.339	7.70	54,465
Band 55	175,128.658	7.72	1,351,993
Band 56	6,142,445.958	6.97	42,812,848
Band 57	55,542.970	6.93	384,913
Band 58	33,365.230	6.92	230,887
Band 59	11,034.581	6.90	76,139
Band 60	2,752.474	6.94	19,102
Band 62	6,965.849	6.90	48,064
Band 64	32,027.343	7.00	224,191
	281,017,727.058		$ 2,433,112,878
ING LifeStyle Moderate Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	301,297.298	$ 8.90	$ 2,681,546
Band 7	10,584.187	8.89	94,093
Band 8	10,023.542	8.85	88,708
Band 10	182,803.307	8.82	1,612,325
Band 11	6,590.105	8.80	57,993
Band 12	30,916.829	8.79	271,759
Band 13	5,635.283	8.77	49,421
Band 14	54,607.055	8.74	477,266
Band 15	166,237.131	8.72	1,449,588
Band 17	27,652.128	8.67	239,744
Band 20	181,774.685	8.75	1,590,528
Band 46	294,206.441	8.64	2,541,944
	1,272,327.991		$ 11,154,915
ING LifeStyle Moderate Portfolio - Service Class
Contracts in accumulation period:
Band 2	14,942.593	$ 9.51	$ 142,104
Band 4	1,417,876.320	9.40	13,328,037
Band 5	115,649.590	9.38	1,084,793
Band 6	19,133,193.120	9.34	178,704,024
Band 7	6,089,942.234	9.31	56,697,362
Band 8	11,168,891.300	9.27	103,535,622
Band 9	3,435,567.461	9.25	31,778,999
Band 10	27,863,823.810	9.23	257,183,094
Band 11	4,615,769.489	9.20	42,465,079
Band 12	1,026,496.674	9.18	9,423,239
Band 13	9,095,202.874	9.16	83,312,058
Band 14	12,780,303.100	9.12	116,556,364
Band 15	10,041,745.560	9.10	91,379,885
Band 16	1,523,804.496	9.05	13,790,431
Band 17	12,622,114.490	9.03	113,977,694

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING LifeStyle Moderate Portfolio - Service Class
(continued)
Band 18	35,148.208	$ 9.01	$ 316,685
Band 19	809,127.424	8.97	7,257,873
Band 20	5,194,632.850	9.14	47,478,944
Band 21	1,647,029.287	9.07	14,938,556
Band 26	783,368.821	9.54	7,473,339
Band 27	311,880.469	9.40	2,931,676
Band 28	101,133.486	9.34	944,587
Band 29	914,180.768	9.31	8,511,023
Band 30	648,596.625	9.18	5,954,117
Band 31	197,275.923	9.12	1,799,156
Band 32	8,512.776	8.99	76,530
Band 33	18,742.744	8.91	166,998
Band 34	21,811.667	8.84	192,815
Band 38	1,863,481.305	8.35	15,560,069
Band 41	251,081.845	9.19	2,307,442
Band 42	77,980.225	9.10	709,620
Band 43	1,458,493.391	9.03	13,170,195
Band 44	1,617.837	8.88	14,366
Band 45	61,216.584	8.82	539,930
Band 46	12,313,843.690	8.46	104,175,118
Band 47	2,131,455.187	8.41	17,925,538
Band 51	120,276.695	8.14	979,052
Band 52	24,274.599	8.28	200,994
Band 53	18,813.152	8.23	154,832
Band 55	96,031.695	8.26	793,222
Band 56	4,336,268.321	7.48	32,435,287
Band 57	42,972.929	7.44	319,719
Band 58	2,436.201	7.42	18,077
Band 59	9,283.103	7.40	68,695
Band 60	58,267.419	7.45	434,092
Band 64	52,771.273	7.48	394,729
	154,557,329.610		$ 1,401,602,061
ING LifeStyle Moderate Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	245,468.269	$ 9.30	$ 2,282,855
Band 10	149,340.822	9.22	1,376,922
Band 12	75,924.883	9.18	696,990
Band 13	5,617.704	9.16	51,458
Band 14	56,041.728	9.13	511,661
Band 15	167,312.880	9.11	1,524,220
Band 17	70,366.806	9.06	637,523
Band 20	276,923.231	9.15	2,533,848
Band 46	188,242.896	9.03	1,699,833
	1,235,239.219		$ 11,315,310

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Limited Maturity Bond Portfolio - Service Class
Currently payable annuity contracts:	925.622	$23.25 to $24.21	$ 21,522
Contracts in accumulation period:
Band 1	5,759.724	24.21	139,443
Band 2	242,600.393	23.25	5,640,459
Band 3	932.113	21.67	20,199
Band 4	72,203.949	22.16	1,600,040
Band 5	74,994.838	21.88	1,640,887
Band 6	954,519.447	21.50	20,522,168
Band 7	1,000,792.236	21.22	21,236,811
Band 8	563,814.468	20.86	11,761,170
Band 9	143,603.785	20.59	2,956,802
Band 10	269,814.695	20.38	5,498,823
Band 11	930,227.424	20.21	18,799,896
Band 12	219,747.038	19.97	4,388,348
Band 13	783,306.037	19.77	15,485,960
Band 14	662,979.155	19.38	12,848,536
Band 16	14,035.266	18.83	264,284
Band 17	96,665.156	18.64	1,801,839
Band 18	9,965.212	18.45	183,858
Band 19	30,846.706	18.07	557,400
Band 20	160,889.381	19.61	3,155,041
Band 21	48,075.418	19.02	914,394
Band 24	166.859	25.73	4,293
Band 25	29,152.915	23.75	692,382
Band 49	29,538.673	9.94	293,614
	6,345,556.510		$ 130,428,169
ING Liquid Assets Portfolio - Service Class
Currently payable annuity contracts:	6.197	$18.53 to $19.29	$ 116
Contracts in accumulation period:
Band 1	51,602.312	19.29	995,409
Band 2	389,833.568	18.53	7,223,616
Band 3	17,246.757	17.27	297,851
Band 4	1,075,452.885	17.65	18,981,743
Band 5	411,578.223	17.39	7,157,345
Band 6	15,903,228.630	17.12	272,263,274
Band 7	12,640,768.070	16.88	213,376,165
Band 8	11,654,930.660	16.61	193,588,398
Band 9	2,175,066.297	16.37	35,605,835
Band 10	18,806,724.070	16.21	304,856,997
Band 11	9,058,019.362	16.09	145,743,532
Band 12	1,879,417.788	15.88	29,845,154
Band 13	14,082,140.860	15.72	221,371,254
Band 14	14,339,344.580	15.41	220,969,300
Band 15	6,218,578.799	15.30	95,144,256
Band 16	1,120,159.832	14.99	16,791,196
Band 17	9,865,920.602	14.84	146,410,262
Band 18	75,114.318	14.69	1,103,429

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Liquid Assets Portfolio - Service Class
(continued)
Band 19	576,192.497	$ 14.39	$ 8,291,410
Band 20	3,532,829.706	15.61	55,147,472
Band 21	717,104.546	15.14	10,856,963
Band 25	73,538.506	18.91	1,390,613
Band 26	1,679,566.462	18.72	31,441,484
Band 27	642,413.723	17.62	11,319,330
Band 28	262,305.260	17.09	4,482,797
Band 29	2,902,929.937	16.92	49,117,575
Band 30	1,385,332.506	15.92	22,054,493
Band 31	701,838.172	15.45	10,843,400
Band 32	33,725.334	14.57	491,378
Band 33	11,477.470	13.99	160,570
Band 34	1,348.298	13.57	18,296
Band 35	269,683.060	19.49	5,256,123
Band 36	62,017.343	18.72	1,160,965
Band 37	20,586.347	18.17	374,054
Band 38	2,579,107.315	11.09	28,602,300
Band 39	195,689.926	10.96	2,144,762
Band 40	147,780.461	10.88	1,607,851
Band 41	648,465.181	10.65	6,906,154
Band 42	70,326.842	10.54	741,245
Band 43	726,419.814	10.45	7,591,087
Band 44	49,618.601	10.38	515,041
Band 45	57,733.245	10.30	594,652
Band 46	6,185,289.857	10.58	65,440,367
Band 47	2,009,948.440	10.51	21,124,558
Band 49	1,274,009.972	10.66	13,580,946
Band 50	2,062.545	10.54	21,739
Band 51	54,382.597	10.46	568,842
Band 52	48,262.874	10.63	513,034
Band 55	69,910.862	10.61	741,754
Band 56	3,493,551.718	10.12	35,354,743
Band 57	111,644.170	10.06	1,123,140
Band 59	10,377.352	10.01	103,877
Band 60	35,940.254	10.07	361,918
	150,408,545.003		$ 2,331,770,065
ING Liquid Assets Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	1,177,079.679	$ 10.70	$ 12,594,753
Band 7	15,217.787	10.67	162,374
Band 8	901.026	10.60	9,551
Band 10	835,706.666	10.53	8,799,991
Band 11	39,063.908	10.50	410,171
Band 12	257,755.770	10.46	2,696,125
Band 13	6,197.531	10.69	66,252
Band 14	187,008.008	10.56	1,974,805
Band 15	655,678.812	10.53	6,904,298
Band 17	258,720.894	10.45	2,703,633
Band 20	1,531,095.162	10.40	15,923,390
Band 46	384,762.655	10.52	4,047,703
	5,349,187.898		$ 56,293,046

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lord Abbett Affiliated Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,936.543	$ 9.09	$ 26,693
Band 3	1,094.014	8.81	9,638
Band 4	37,355.513	8.89	332,091
Band 5	65,906.948	8.85	583,276
Band 6	632,115.097	8.77	5,543,649
Band 7	956,346.955	8.73	8,348,909
Band 8	347,206.809	8.65	3,003,339
Band 9	160,384.012	8.61	1,380,906
Band 10	771,210.145	8.57	6,609,271
Band 11	599,701.606	8.53	5,115,455
Band 12	241,979.730	8.49	2,054,408
Band 13	561,630.511	8.46	4,751,394
Band 14	1,207,039.844	8.38	10,114,994
Band 15	103,935.643	8.34	866,823
Band 16	19,253.429	8.27	159,226
Band 17	362,354.846	8.23	2,982,180
Band 18	23,421.267	8.19	191,820
Band 19	92,806.851	8.12	753,592
Band 20	289,975.575	8.42	2,441,594
Band 21	132,695.401	8.30	1,101,372
Band 25	12,958.086	9.17	118,826
Band 26	20,016.839	9.55	191,161
Band 27	3,585.245	9.40	33,701
Band 28	2,102.881	9.32	19,599
Band 29	24,051.652	9.30	223,680
Band 30	11,220.237	9.15	102,665
Band 31	22,014.803	9.07	199,674
Band 38	995.752	7.30	7,269
Band 41	1,951.133	9.15	17,853
Band 42	2,958.499	9.05	26,774
Band 43	7,718.371	8.98	69,311
Band 44	174.093	7.98	1,389
Band 45	23,333.124	7.85	183,165
Band 46	114,346.022	7.57	865,599
Band 47	23,587.367	7.52	177,377
Band 55	2,425.629	7.23	17,537
	6,882,790.472		$ 58,626,210
ING Lord Abbett Affiliated Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	36,256.729	$ 10.51	$ 381,058
Band 7	647.889	10.47	6,783
Band 10	42,071.318	10.34	435,017
Band 12	5,354.647	10.28	55,046
Band 14	13,858.014	7.90	109,478
Band 15	12,758.158	7.89	100,662
Band 17	5,251.082	7.83	41,116
Band 20	50,306.425	10.21	513,629
Band 46	33,042.807	7.53	248,812
	199,547.069		$ 1,891,601

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
Band 1	3,725.106	$ 12.13	$ 45,186
Band 2	132,186.550	11.83	1,563,767
Band 3	8,592.693	11.30	97,097
Band 4	182,115.666	11.45	2,085,224
Band 5	161,349.264	11.38	1,836,155
Band 6	5,258,119.044	11.23	59,048,677
Band 7	3,567,579.516	11.16	39,814,187
Band 8	3,538,269.452	11.02	38,991,729
Band 9	995,225.120	10.95	10,897,715
Band 10	3,530,625.190	10.87	38,377,896
Band 11	4,696,270.895	10.80	50,719,726
Band 12	831,820.274	10.73	8,925,432
Band 13	3,003,393.196	10.67	32,046,205
Band 14	4,064,826.321	10.53	42,802,621
Band 15	978,977.280	10.46	10,240,102
Band 16	162,615.792	10.32	1,678,195
Band 17	1,891,487.295	10.26	19,406,660
Band 18	54,982.731	10.19	560,274
Band 19	197,402.754	10.06	1,985,872
Band 20	1,197,887.606	10.60	12,697,609
Band 21	254,937.181	10.39	2,648,797
Band 25	63,892.686	11.98	765,434
Band 26	160,659.738	8.43	1,354,362
Band 27	11,297.076	8.31	93,879
Band 28	9,831.966	8.25	81,114
Band 29	107,117.571	8.23	881,578
Band 30	19,430.295	8.11	157,580
Band 31	14,632.526	8.06	117,938
Band 38	96,529.054	7.25	699,836
Band 41	8,725.166	8.12	70,848
Band 42	1,784.585	8.04	14,348
Band 43	73,427.544	7.98	585,952
Band 44	251.262	7.85	1,972
Band 45	15,114.464	7.73	116,835
Band 46	1,874,070.114	7.22	13,530,786
Band 47	244,251.488	7.17	1,751,283
Band 50	632.642	7.15	4,523
Band 52	456.434	7.22	3,295
Band 53	1,019.434	7.17	7,309
Band 56	130,679.565	6.23	814,134
Band 57	345.916	6.20	2,145
Band 59	6,681.310	6.17	41,224
	37,553,219.762		$ 397,565,501

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico Growth Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	283,654.838	$ 10.36	$ 2,938,664
Band 7	14,300.768	10.32	147,584
Band 10	220,274.806	10.19	2,244,600
Band 11	2,958.573	10.16	30,059
Band 12	85,597.289	10.13	867,101
Band 13	5,188.863	7.29	37,827
Band 14	71,121.827	7.88	560,440
Band 15	197,843.311	7.87	1,557,027
Band 17	44,357.488	7.81	346,432
Band 20	407,921.778	10.06	4,103,693
Band 46	201,629.060	7.17	1,445,680
	1,534,848.601		$ 14,279,107
ING Marsico International Opportunities Portfolio -
Service Class
Contracts in accumulation period:
Band 2	12,156.186	$ 9.12	$ 110,864
Band 4	116,879.863	9.04	1,056,594
Band 5	78,284.477	9.02	706,126
Band 6	2,376,602.707	8.99	21,365,658
Band 7	1,284,421.241	8.97	11,521,259
Band 8	1,266,965.563	8.94	11,326,672
Band 9	179,556.945	8.92	1,601,648
Band 10	2,920,415.257	8.90	25,991,696
Band 11	691,115.591	8.89	6,144,018
Band 12	254,172.479	8.87	2,254,510
Band 13	1,373,994.168	8.85	12,159,848
Band 14	1,976,963.408	8.82	17,436,817
Band 15	1,055,822.364	8.80	9,291,237
Band 16	128,107.281	8.77	1,123,501
Band 17	1,483,984.258	8.75	12,984,862
Band 18	12,575.951	8.74	109,914
Band 19	56,149.231	8.71	489,060
Band 20	642,231.029	8.84	5,677,322
Band 21	184,200.618	8.79	1,619,123
Band 25	35,866.371	9.16	328,536
Band 26	105,953.623	9.14	968,416
Band 27	19,401.260	9.04	175,387
Band 28	4,957.710	8.99	44,570
Band 29	81,006.685	8.97	726,630
Band 30	28,090.201	8.87	249,160
Band 31	26,067.667	8.82	229,917
Band 33	355.214	8.66	3,076
Band 35	14,482.305	5.38	77,915
Band 38	145,334.169	7.24	1,052,219
Band 39	46,099.136	5.37	247,552
Band 40	2,277.834	5.36	12,209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Marsico International Opportunities Portfolio -
Service Class
Band 41	20,051.743	$ 8.87	$ 177,859
Band 42	6,484.615	8.81	57,129
Band 43	42,895.127	8.76	375,761
Band 45	5,146.522	8.59	44,209
Band 46	1,147,803.511	8.72	10,008,847
Band 47	132,142.524	8.67	1,145,676
Band 50	14,269.627	7.10	101,314
Band 51	6,695.115	7.05	47,201
Band 52	1,241.975	7.17	8,905
Band 55	3,734.098	7.15	26,699
Band 56	204,224.951	5.29	1,080,350
Band 57	5,410.276	5.26	28,458
Band 59	5,741.243	5.23	30,027
	18,200,332.119		$ 160,218,751
ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 1	4,541.523	$ 23.24	$ 105,545
Band 2	61,063.661	22.58	1,378,817
Band 3	2,835.367	21.47	60,875
Band 4	277,551.031	21.79	6,047,837
Band 5	214,568.089	21.63	4,641,108
Band 6	4,728,779.145	21.33	100,864,859
Band 7	3,671,981.233	21.17	77,735,843
Band 8	3,028,687.382	20.87	63,208,706
Band 9	643,128.007	20.72	13,325,612
Band 10	3,123,588.208	20.57	64,252,209
Band 11	4,110,239.772	20.42	83,931,096
Band 12	1,157,196.405	20.27	23,456,371
Band 13	3,103,639.835	20.13	62,476,270
Band 14	4,100,404.568	19.84	81,352,027
Band 15	953,779.486	19.69	18,779,918
Band 16	186,410.612	19.41	3,618,230
Band 17	1,865,660.702	19.27	35,951,282
Band 18	88,490.475	19.13	1,692,823
Band 19	205,397.525	18.85	3,871,743
Band 20	1,287,947.486	19.98	25,733,191
Band 21	348,106.899	19.55	6,805,490
Band 22	374.779	21.79	8,166
Band 23	5,408.053	21.33	115,354
Band 24	243.679	24.27	5,914
Band 25	66,213.694	22.91	1,516,956
Band 26	338,064.582	22.75	7,690,969
Band 27	147,059.097	21.79	3,204,418
Band 28	40,364.178	21.32	860,564
Band 29	298,427.011	21.16	6,314,716
Band 30	198,537.812	20.27	4,024,361

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Total Return Portfolio - Service Class
(continued)
Band 31	105,511.262	$ 19.83	$ 2,092,288
Band 32	3,419.101	19.02	65,031
Band 33	1,573.094	18.47	29,055
Band 34	13,127.309	18.08	237,342
Band 35	72,737.152	23.41	1,702,777
Band 36	11,141.078	22.75	253,460
Band 37	19,744.914	22.27	439,719
Band 38	370,388.319	10.73	3,974,267
Band 39	62,600.617	10.62	664,819
Band 40	15,999.056	10.53	168,470
Band 41	64,829.696	10.10	654,780
Band 42	72,679.380	9.99	726,067
Band 43	246,634.480	9.91	2,444,148
Band 44	31,838.286	9.13	290,684
Band 45	32,621.587	9.00	293,594
Band 46	1,984,552.284	8.60	17,067,150
Band 47	486,533.176	8.54	4,154,993
Band 49	55,330.353	7.77	429,917
Band 50	800.469	8.62	6,900
Band 51	2,708.579	8.55	23,158
Band 55	183.679	8.67	1,592
Band 56	251,662.828	7.87	1,980,586
Band 57	19,689.971	7.83	154,172
Band 58	3,638.778	7.81	28,419
	38,188,635.744		$ 740,914,658
ING MFS Total Return Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	444,932.031	$ 11.03	$ 4,907,600
Band 7	13,992.428	10.99	153,777
Band 8	3,717.144	10.92	40,591
Band 10	411,520.865	10.85	4,465,001
Band 11	23,070.177	10.82	249,619
Band 12	222,422.352	10.78	2,397,713
Band 13	16,490.217	8.69	143,300
Band 14	97,284.955	9.17	892,103
Band 15	426,503.496	9.15	3,902,507
Band 17	215,513.043	9.08	1,956,858
Band 20	954,315.590	10.71	10,220,720
Band 46	395,328.809	8.55	3,380,061
	3,225,091.107		$ 32,709,850

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Band 2	19,411.157	$ 11.51	$ 223,422
Band 4	148,397.446	11.40	1,691,731
Band 5	34,630.144	11.38	394,091
Band 6	4,123,842.872	11.34	46,764,378
Band 7	2,130,158.380	11.32	24,113,393
Band 8	3,363,382.239	11.28	37,938,952
Band 9	289,925.156	11.26	3,264,557
Band 10	4,480,383.376	11.23	50,314,705
Band 11	1,023,578.585	11.21	11,474,316
Band 12	300,770.105	11.19	3,365,617
Band 13	2,056,676.931	11.17	22,973,081
Band 14	2,883,147.043	11.13	32,089,427
Band 15	2,312,150.215	11.11	25,687,989
Band 16	290,678.613	11.07	3,217,812
Band 17	3,547,635.139	11.05	39,201,368
Band 18	64,482.766	11.03	711,245
Band 19	107,967.944	10.98	1,185,488
Band 20	906,505.592	11.15	10,107,537
Band 21	151,686.703	11.09	1,682,206
Band 25	5,868.526	11.55	67,781
Band 26	160,648.741	11.53	1,852,280
Band 27	44,479.072	11.40	507,061
Band 28	13,452.371	11.34	152,550
Band 29	298,673.254	11.32	3,380,981
Band 30	100,787.942	11.19	1,127,817
Band 31	41,108.059	11.13	457,533
Band 32	467.936	11.01	5,152
Band 34	170.879	10.87	1,857
Band 35	30,849.259	6.59	203,297
Band 36	1,533.989	6.58	10,094
Band 38	214,447.938	9.61	2,060,845
Band 39	86,396.766	6.57	567,627
Band 40	3,929.314	6.56	25,776
Band 41	39,783.053	11.19	445,172
Band 42	34,696.862	11.11	385,482
Band 43	126,412.203	11.05	1,396,855
Band 44	2,989.299	10.90	32,583
Band 45	11,668.029	10.84	126,481
Band 46	1,332,274.368	11.00	14,655,018
Band 47	238,487.829	10.94	2,609,057
Band 50	3,834.322	9.48	36,349
Band 51	6,291.528	9.40	59,140
Band 52	660.657	9.56	6,316
Band 54	1,637.298	9.43	15,440
Band 55	2,149.502	9.54	20,506
Band 56	198,515.663	6.26	1,242,708
Band 57	1,805.523	6.23	11,248
Band 59	3,100.990	6.19	19,195
Band 60	2,601.880	6.23	16,210
	31,245,133.458		$ 347,899,726

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Multi-Manager International Small Cap
Portfolio - Class S
Contracts in accumulation period:
Band 4	11,400.746	$ 5.35	$ 60,994
Band 6	79,954.508	5.35	427,757
Band 7	8,703.619	5.35	46,564
Band 8	36,103.650	5.34	192,793
Band 9	446.021	5.34	2,382
Band 10	164,792.669	5.34	879,993
Band 11	16,732.041	5.34	89,349
Band 13	19,014.563	5.33	101,348
Band 14	7,958.538	5.33	42,419
Band 15	50,967.861	5.33	271,659
Band 16	6,711.934	5.32	35,707
Band 17	31,280.855	5.32	166,414
Band 20	18,997.507	5.33	101,257
Band 26	20.295	5.36	109
Band 29	422.277	5.35	2,259
Band 41	2,061.263	5.33	10,987
Band 46	24,004.812	5.32	127,706
Band 47	2,964.122	5.31	15,739
Band 56	7,432.963	5.36	39,841
Band 57	2,375.335	5.34	12,684
Band 59	1,501.620	5.32	7,989
	493,847.199		$ 2,635,950
ING Oppenheimer Active Asset Allocation Portfolio -
Service Class
Contracts in accumulation period:
Band 6	98,549.270	$ 8.44	$ 831,756
Band 7	6,345.588	8.44	53,557
Band 8	24,362.220	8.44	205,617
Band 10	162,978.610	8.43	1,373,910
Band 11	7,774.405	8.43	65,538
Band 13	18,158.766	8.43	153,078
Band 14	4,125.894	8.43	34,781
Band 15	40,405.573	8.43	340,619
Band 17	14,648.518	8.42	123,341
Band 20	1,603.202	8.43	13,515
Band 46	26,453.369	8.42	222,737
Band 47	1,685.149	8.41	14,172
Band 56	4,521.761	8.45	38,209
	411,612.325		$ 3,470,830

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Main Street Portfolio® - Service
Class
Contracts in accumulation period:
Band 2	51,915.859	$ 16.09	$ 835,326
Band 3	1,565.171	15.30	23,947
Band 4	102,335.508	15.52	1,588,247
Band 5	65,640.573	15.41	1,011,521
Band 6	1,941,992.582	15.20	29,518,287
Band 7	1,398,146.585	15.08	21,084,051
Band 8	1,977,942.301	14.87	29,412,002
Band 9	283,598.536	14.76	4,185,914
Band 10	777,721.810	14.65	11,393,625
Band 11	2,346,196.353	14.55	34,137,157
Band 12	430,559.446	14.44	6,217,278
Band 13	1,047,409.067	14.34	15,019,846
Band 14	1,315,650.698	14.13	18,590,144
Band 15	264,098.594	14.03	3,705,303
Band 16	32,486.504	13.83	449,288
Band 17	391,293.720	13.73	5,372,463
Band 18	17,301.036	13.63	235,813
Band 19	55,816.735	13.43	749,619
Band 20	345,090.973	14.24	4,914,095
Band 21	98,156.107	13.93	1,367,315
Band 22	412.167	15.52	6,397
Band 23	5,668.503	15.20	86,161
Band 25	46,536.768	16.32	759,480
Band 26	30,101.780	16.21	487,950
Band 27	13,214.992	15.52	205,097
Band 28	7,003.677	15.19	106,386
Band 29	38,182.223	15.08	575,788
Band 30	21,704.429	14.44	313,412
Band 31	17,023.394	14.13	240,541
Band 34	247.756	12.88	3,191
Band 38	17,364.985	7.11	123,465
Band 41	12,661.317	8.71	110,280
Band 42	198.775	8.61	1,711
Band 43	18,610.270	8.54	158,932
Band 45	3,337.025	7.50	25,028
Band 46	275,564.113	7.18	1,978,550
Band 47	26,984.322	7.14	192,668
Band 50	1,666.230	7.00	11,664
Band 56	49,509.069	6.49	321,314
Band 57	1,707.319	6.46	11,029
Band 60	99.175	6.46	641
	13,532,716.447		$ 195,530,926

214

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Main Street Portfolio® - Service 2
Class
Contracts in accumulation period:
Band 6	54,769.934	$ 9.66	$ 529,078
Band 7	1,935.483	9.63	18,639
Band 10	22,143.196	9.51	210,582
Band 12	23,731.826	9.45	224,266
Band 14	6,395.026	7.68	49,114
Band 15	60,005.065	7.66	459,639
Band 17	5,996.226	7.61	45,631
Band 20	97,197.766	9.39	912,687
Band 46	25,629.228	7.14	182,993
	297,803.750		$ 2,632,629
ING PIMCO Core Bond Portfolio - Service Class
Contracts in accumulation period:
Band 1	2,473.067	$ 16.97	$ 41,968
Band 2	149,919.875	16.49	2,472,179
Band 3	9,021.974	15.68	141,465
Band 4	648,190.833	15.91	10,312,716
Band 5	373,708.552	15.80	5,904,595
Band 6	16,888,378.900	15.57	262,952,059
Band 7	8,505,213.841	15.46	131,490,606
Band 8	10,313,406.970	15.24	157,176,322
Band 9	1,530,241.887	15.13	23,152,560
Band 10	27,390,667.760	15.02	411,407,830
Band 11	5,969,432.039	14.91	89,004,232
Band 12	1,830,575.253	14.80	27,092,514
Band 13	10,172,224.820	14.70	149,531,705
Band 14	13,682,366.450	14.49	198,257,490
Band 15	8,442,286.881	14.38	121,400,085
Band 16	1,210,353.894	14.17	17,150,715
Band 17	9,592,660.613	14.07	134,968,735
Band 18	248,203.525	13.97	3,467,403
Band 19	490,238.351	13.77	6,750,582
Band 20	3,680,967.040	14.59	53,705,309
Band 21	851,914.445	14.28	12,165,338
Band 25	84,050.802	16.73	1,406,170
Band 26	1,356,952.018	16.61	22,538,973
Band 27	340,332.120	15.91	5,414,684
Band 28	99,573.410	15.57	1,550,358
Band 29	1,503,501.158	15.45	23,229,093
Band 30	576,714.239	14.80	8,535,371
Band 31	266,686.731	14.48	3,861,624
Band 32	6,017.831	13.88	83,527
Band 33	2,011.677	13.49	27,138
Band 34	3,457.211	13.20	45,635
Band 35	60,562.462	17.10	1,035,618
Band 36	16,666.758	16.61	276,835

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Core Bond Portfolio - Service Class
(continued)
Band 37	2,755.260	$ 16.26	$ 44,801
Band 38	1,348,557.564	12.44	16,776,056
Band 39	19,911.287	12.31	245,108
Band 40	14,175.985	12.20	172,947
Band 41	206,997.985	11.97	2,477,766
Band 42	202,341.574	11.84	2,395,724
Band 43	704,739.997	11.74	8,273,648
Band 44	39,709.779	11.33	449,912
Band 45	43,036.996	11.22	482,875
Band 46	13,368,895.110	11.11	148,528,425
Band 47	1,650,532.105	11.04	18,221,874
Band 50	13,833.657	11.46	158,534
Band 51	9,830.845	11.37	111,777
Band 52	4,910.646	11.56	56,767
Band 53	1,368.856	11.49	15,728
Band 55	86,636.402	11.53	998,918
Band 56	2,401,660.656	10.16	24,400,872
Band 57	183,015.239	10.11	1,850,284
Band 58	3,113.490	10.08	31,384
Band 59	7,572.321	10.05	76,102
Band 60	22,139.476	10.12	224,051
	146,634,708.617		$ 2,112,544,987
ING PIMCO Core Bond Portfolio - Service 2 Class
Contracts in accumulation period:
Band 6	942,777.587	$ 12.46	$ 11,747,009
Band 7	59,735.174	12.42	741,911
Band 8	2,780.061	12.34	34,306
Band 10	888,472.258	12.26	10,892,670
Band 11	10,358.076	12.22	126,576
Band 12	475,011.950	12.18	5,785,646
Band 13	3,742.035	11.22	41,986
Band 14	143,827.023	11.23	1,615,177
Band 15	316,257.138	11.20	3,542,080
Band 17	318,322.148	11.12	3,539,742
Band 20	1,368,226.382	12.10	16,555,539
Band 46	615,424.592	11.03	6,788,133
	5,144,934.424		$ 61,410,775

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Band 1	53.972	$ 9.76	$ 527
Band 2	43,228.862	9.44	408,080
Band 4	235,757.752	9.33	2,199,620
Band 5	231,109.803	9.31	2,151,632
Band 6	4,317,112.848	9.26	39,976,465
Band 7	3,714,546.976	9.24	34,322,414
Band 8	2,182,503.116	9.20	20,079,029
Band 9	619,342.289	9.18	5,685,562
Band 10	3,338,097.929	9.15	30,543,596
Band 11	3,078,712.322	9.13	28,108,643
Band 12	1,037,281.701	9.11	9,449,636
Band 13	2,840,103.272	9.09	25,816,539
Band 14	5,369,702.505	9.05	48,595,808
Band 15	1,056,909.845	9.03	9,543,896
Band 16	177,293.971	8.98	1,592,100
Band 17	2,111,385.333	8.96	18,918,013
Band 18	46,051.589	8.94	411,701
Band 19	308,901.142	8.90	2,749,220
Band 20	1,757,351.002	9.07	15,939,174
Band 21	396,372.233	9.00	3,567,350
Band 24	223.441	9.67	2,161
Band 25	40,655.201	9.49	385,818
Band 26	372,409.209	9.46	3,522,991
Band 27	105,447.633	9.33	983,826
Band 28	62,594.130	9.26	579,622
Band 29	355,072.350	9.24	3,280,869
Band 30	131,539.895	9.11	1,198,328
Band 31	139,310.959	9.05	1,260,764
Band 32	247.867	8.92	2,211
Band 33	2,576.245	8.84	22,774
Band 34	933.108	8.78	8,193
Band 35	113,335.868	8.96	1,015,489
Band 36	10,079.297	8.89	89,605
Band 37	15,573.840	8.84	137,673
Band 38	217,607.894	8.88	1,932,358
Band 39	31,362.577	8.81	276,304
Band 40	22,199.349	8.76	194,466
Band 41	64,516.616	9.11	587,746
Band 42	59,381.914	9.03	536,219
Band 43	150,254.238	8.96	1,346,278
Band 44	20,777.435	8.81	183,049
Band 45	23,063.904	8.75	201,809
Band 46	888,722.301	8.30	7,376,395
Band 47	149,880.902	8.25	1,236,517
Band 51	494.382	8.15	4,029
Band 55	25,209.421	8.27	208,482
Band 56	17,932.541	7.69	137,901
Band 57	226.669	7.65	1,734
Band 60	796.551	7.66	6,102
	35,884,244.199		$ 326,778,718

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Fund Portfolio - Service Class
Contracts in accumulation period:
Band 2	844.695	$ 8.55	$ 7,222
Band 3	782.556	8.44	6,605
Band 4	38,597.652	8.48	327,308
Band 5	52,672.783	8.46	445,612
Band 6	896,824.601	8.43	7,560,231
Band 7	449,248.278	8.41	3,778,178
Band 8	209,564.844	8.38	1,756,153
Band 9	30,666.968	8.37	256,683
Band 10	574,371.448	8.35	4,796,002
Band 11	226,183.029	8.33	1,884,105
Band 12	167,298.180	8.32	1,391,921
Band 13	362,301.208	8.30	3,007,100
Band 14	775,329.397	8.27	6,411,974
Band 15	210,717.713	8.26	1,740,528
Band 16	21,859.550	8.23	179,904
Band 17	356,416.152	8.21	2,926,177
Band 18	10,135.940	8.20	83,115
Band 19	52,473.581	8.16	428,184
Band 20	349,591.749	8.29	2,898,116
Band 21	46,021.470	8.24	379,217
Band 25	3,875.591	8.59	33,291
Band 26	46,212.726	8.57	396,043
Band 27	42,648.323	8.48	361,658
Band 28	9,198.361	8.43	77,542
Band 29	25,983.183	8.41	218,519
Band 30	21,324.847	8.32	177,423
Band 31	19,743.832	8.27	163,281
Band 32	3,000.407	8.18	24,543
Band 35	30,069.883	8.63	259,503
Band 36	4,292.113	8.57	36,783
Band 38	143,994.973	8.55	1,231,157
Band 39	17,116.842	8.49	145,322
Band 40	25,852.310	8.44	218,193
Band 41	9,251.144	8.32	76,970
Band 42	10,196.630	8.26	84,224
Band 43	22,547.058	8.21	185,111
Band 45	761.373	8.06	6,137
Band 46	148,471.544	8.18	1,214,497
Band 47	45,235.323	8.13	367,763
Band 50	537.521	7.43	3,994
Band 55	3,225.574	7.48	24,127
Band 56	24,454.460	6.83	167,024
	5,489,895.812		$ 45,737,440

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Pioneer Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:	6,569.350	$ 8.41	$ 55,248
Contracts in accumulation period:
Band 1	9,468.026	7.77	73,567
Band 2	789,725.161	8.41	6,641,589
Band 3	16,293.742	8.30	135,238
Band 4	251,223.004	8.33	2,092,688
Band 5	239,154.819	8.31	1,987,377
Band 6	8,408,546.714	8.28	69,622,767
Band 7	5,633,124.654	8.27	46,585,941
Band 8	4,116,452.368	8.24	33,919,568
Band 9	786,881.466	8.22	6,468,166
Band 10	6,906,770.113	8.20	56,635,515
Band 11	4,340,222.156	8.19	35,546,419
Band 12	1,217,637.690	8.17	9,948,100
Band 13	3,832,716.222	8.16	31,274,964
Band 14	7,802,110.889	8.13	63,431,162
Band 15	2,370,996.306	8.11	19,228,780
Band 16	217,087.156	8.08	1,754,064
Band 17	3,996,449.139	8.07	32,251,345
Band 18	80,413.004	8.05	647,325
Band 19	346,626.471	8.02	2,779,944
Band 20	3,920,525.568	8.14	31,913,078
Band 21	471,118.796	8.10	3,816,062
Band 25	46,932.129	8.44	396,107
Band 26	181,447.328	8.42	1,527,787
Band 27	31,673.814	8.33	263,843
Band 28	5,298.850	8.28	43,874
Band 29	164,898.751	8.27	1,363,713
Band 30	29,380.573	8.17	240,039
Band 31	101,456.296	8.13	824,840
Band 35	85,884.026	8.48	728,297
Band 36	23,770.464	8.42	200,147
Band 37	12,720.001	8.37	106,466
Band 38	574,693.501	8.41	4,833,172
Band 39	222,771.290	8.34	1,857,913
Band 40	49,772.651	8.30	413,113
Band 41	31,042.614	8.18	253,929
Band 42	58,987.127	8.11	478,386
Band 43	127,675.084	8.07	1,030,338
Band 44	26,829.328	7.96	213,561
Band 45	5,301.391	7.92	41,987
Band 46	2,485,007.652	8.04	19,979,462
Band 47	262,349.621	7.99	2,096,173
Band 50	9,892.098	7.68	75,971
Band 51	5,453.235	7.62	41,554
Band 52	327.121	7.75	2,535
Band 54	1,141.080	7.64	8,718
Band 55	1,221.340	7.73	9,441
Band 56	61,760.003	6.95	429,232
Band 57	1,296.582	6.91	8,959
Band 59	5,991.814	6.88	41,224
	60,375,088.578		$ 494,319,688

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
Currently payable annuity contracts:	7,329.479	$ 37.95	$ 278,154
Contracts in accumulation period:
Band 1	16,461.849	39.50	650,243
Band 2	333,959.885	37.95	12,673,778
Band 3	11,328.402	35.36	400,572
Band 4	245,136.168	36.14	8,859,221
Band 5	202,422.629	35.73	7,232,561
Band 6	8,278,461.718	35.06	290,242,868
Band 7	4,433,308.952	34.67	153,702,821
Band 8	4,590,192.610	34.02	156,158,353
Band 9	600,421.712	33.63	20,192,182
Band 10	9,041,618.912	33.29	300,995,494
Band 11	3,579,728.070	32.96	117,987,837
Band 12	1,168,271.668	32.62	38,109,022
Band 13	4,902,623.437	32.30	158,354,737
Band 14	5,666,248.940	31.65	179,336,779
Band 15	3,106,564.378	31.33	97,328,662
Band 16	454,095.324	30.70	13,940,726
Band 17	3,963,913.734	30.39	120,463,338
Band 18	124,365.637	30.08	3,740,918
Band 19	383,153.029	29.47	11,291,520
Band 20	2,269,322.306	31.97	72,550,234
Band 21	355,783.681	31.01	11,032,852
Band 25	64,132.535	38.73	2,483,853
Band 26	769,031.229	9.30	7,151,990
Band 27	274,173.771	9.20	2,522,399
Band 28	69,537.920	9.15	636,272
Band 29	1,033,418.698	9.13	9,435,113
Band 30	234,640.239	9.03	2,118,801
Band 31	153,662.900	8.98	1,379,893
Band 32	1,819.764	8.88	16,160
Band 33	548.192	8.81	4,830
Band 34	3,614.860	8.76	31,666
Band 35	190,714.348	7.30	1,392,215
Band 36	34,009.551	7.29	247,930
Band 37	1,664.569	7.28	12,118
Band 38	1,531,767.964	8.31	12,728,992
Band 39	187,769.130	7.28	1,366,959
Band 40	66,211.387	7.27	481,357
Band 41	211,306.763	9.03	1,908,100
Band 42	74,198.022	8.96	664,814
Band 43	459,334.319	8.91	4,092,669
Band 44	11,292.515	8.79	99,261
Band 45	96,955.566	8.74	847,392
Band 46	12,124,597.630	8.68	105,241,507
Band 47	2,081,470.572	8.62	17,942,276
Band 49	382,200.631	7.26	2,774,777

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class (continued)
Band 50	13,795.301	$ 8.16	$ 112,570
Band 51	45,090.781	8.10	365,235
Band 52	49,763.640	8.24	410,052
Band 53	4,668.737	8.19	38,237
Band 54	4,314.798	8.12	35,036
Band 55	19,138.056	8.22	157,315
Band 56	1,155,828.484	7.41	8,564,689
Band 57	104,547.814	7.37	770,517
Band 58	6,620.902	7.35	48,664
Band 59	18,502.053	7.33	135,620
Band 60	88,085.825	7.37	649,193
Band 62	4,055.891	7.33	29,730
	75,307,197.877		$ 1,962,421,074
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	1,098,377.519	$ 12.44	$ 13,663,816
Band 7	1,190.142	12.40	14,758
Band 10	819,836.262	12.24	10,034,796
Band 11	16,400.502	12.20	200,086
Band 12	546,351.475	12.16	6,643,634
Band 13	5,343.829	8.77	46,865
Band 14	202,170.559	9.69	1,959,033
Band 15	763,647.019	9.66	7,376,830
Band 17	296,319.485	9.59	2,841,704
Band 20	1,543,755.735	12.08	18,648,569
Band 46	940,792.885	8.62	8,109,635
	6,234,185.412		$ 69,539,726
ING T. Rowe Price Equity Income Portfolio - Service
Class
Currently payable annuity contracts:	6,413.280	$23.99 to $24.98	$ 154,071
Contracts in accumulation period:
Band 1	55,100.871	24.98	1,376,420
Band 2	729,808.587	23.99	17,508,108
Band 3	17,095.539	22.36	382,256
Band 4	163,315.139	22.85	3,731,751
Band 5	124,572.509	22.59	2,814,093
Band 6	3,367,200.333	22.17	74,650,831
Band 7	2,795,600.428	21.92	61,279,561
Band 8	1,752,664.803	21.51	37,699,820
Band 9	304,958.413	21.26	6,483,416
Band 10	2,853,747.602	21.05	60,071,387
Band 11	2,092,367.866	20.84	43,604,946
Band 12	691,572.311	20.63	14,267,137
Band 13	1,928,955.767	20.42	39,389,277
Band 14	3,501,443.772	20.01	70,063,890
Band 15	849,405.954	19.81	16,826,732

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income Portfolio - Service
Class (continued)
Band 16	121,126.089	$ 19.41	$ 2,351,057
Band 17	1,638,713.783	19.21	31,479,692
Band 18	58,827.776	19.02	1,118,904
Band 19	194,090.892	18.63	3,615,913
Band 20	1,310,977.258	20.21	26,494,850
Band 21	264,548.755	19.61	5,187,801
Band 24	42.495	26.53	1,127
Band 25	40,019.261	24.48	979,672
Band 26	289,597.656	8.86	2,565,835
Band 27	60,534.753	8.73	528,468
Band 28	34,422.585	8.67	298,444
Band 29	271,992.083	8.65	2,352,732
Band 30	125,025.661	8.53	1,066,469
Band 31	50,204.715	8.47	425,234
Band 33	308.861	8.27	2,554
Band 35	25,751.751	8.26	212,709
Band 36	16,029.920	8.20	131,445
Band 37	55,955.962	8.15	456,041
Band 38	426,557.956	8.18	3,489,244
Band 39	66,174.015	8.12	537,333
Band 40	61,796.929	8.08	499,319
Band 41	45,019.421	8.53	384,016
Band 42	65,462.456	8.45	553,158
Band 43	119,346.437	8.39	1,001,317
Band 44	12,523.481	8.25	103,319
Band 45	9,589.300	8.12	77,865
Band 46	1,818,539.739	7.65	13,911,829
Band 47	261,369.428	7.60	1,986,408
Band 50	2,116.381	7.33	15,513
Band 51	6,570.219	7.27	47,765
Band 52	2,813.521	7.39	20,792
Band 55	1,056.141	7.37	7,784
Band 56	280,187.491	6.68	1,871,652
Band 57	136.260	6.65	906
Band 60	452.576	6.65	3,010
	28,972,105.181		$ 554,083,873
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	425,365.762	$ 10.56	$ 4,491,862
Band 8	589.858	10.46	6,170
Band 10	288,172.484	10.40	2,996,994
Band 11	31,753.760	10.36	328,969
Band 12	166,365.985	10.33	1,718,561
Band 14	50,261.937	8.42	423,206
Band 15	183,918.881	8.40	1,544,919
Band 17	90,065.385	8.34	751,145
Band 20	605,179.840	10.26	6,209,145
Band 46	222,819.496	7.60	1,693,428
	2,064,493.388		$ 20,164,399

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service
Class
Currently payable annuity contracts:	1,418.693	$ 16.96	$ 24,061
Contracts in accumulation period:
Band 1	3,422.006	17.52	59,954
Band 2	377,733.240	16.96	6,406,356
Band 3	8,636.007	16.02	138,349
Band 4	147,158.123	16.27	2,394,263
Band 5	83,731.489	16.12	1,349,752
Band 6	1,712,449.652	15.88	27,193,700
Band 7	1,551,008.850	15.73	24,397,369
Band 8	1,563,733.426	15.49	24,222,231
Band 9	369,472.102	15.34	5,667,702
Band 10	1,823,433.072	15.22	27,752,651
Band 11	875,862.445	15.09	13,216,764
Band 12	401,369.949	14.97	6,008,508
Band 13	1,253,472.669	14.85	18,614,069
Band 14	1,778,368.945	14.60	25,964,187
Band 15	472,477.403	14.48	6,841,473
Band 16	77,144.084	14.25	1,099,303
Band 17	994,246.359	14.13	14,048,701
Band 18	24,519.005	14.01	343,511
Band 19	83,741.006	13.78	1,153,951
Band 20	632,626.369	14.72	9,312,260
Band 21	160,917.289	14.36	2,310,772
Band 25	77,020.157	17.21	1,325,517
Band 26	110,701.857	8.44	934,324
Band 27	12,842.242	8.35	107,233
Band 28	15,414.992	8.30	127,944
Band 29	78,314.678	8.28	648,446
Band 30	14,595.216	8.19	119,535
Band 31	13,985.490	8.15	113,982
Band 32	191.546	8.06	1,544
Band 33	971.281	8.00	7,770
Band 34	70.994	7.95	564
Band 38	135,799.109	7.07	960,100
Band 41	33,346.165	8.19	273,105
Band 42	7,272.514	8.13	59,126
Band 43	19,249.335	8.09	155,727
Band 44	1,087.447	7.98	8,678
Band 45	15,965.445	7.93	126,606
Band 46	948,729.787	7.76	7,362,143
Band 47	144,651.875	7.71	1,115,266
Band 50	8,274.960	6.96	57,594
Band 51	1,051.200	6.90	7,253
Band 52	1,291.883	7.02	9,069
Band 56	384,128.506	6.20	2,381,597
Band 57	674.761	6.16	4,157
Band 59	3,346.253	6.13	20,513
Band 60	7,185.963	6.17	44,337
	16,433,105.839		$ 234,492,017

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Global Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	55,483.426	$ 11.69	$ 648,601
Band 7	623.523	11.65	7,264
Band 10	46,059.167	11.50	529,680
Band 12	32,061.850	11.43	366,467
Band 13	5,126.564	7.85	40,244
Band 14	8,201.791	8.18	67,091
Band 15	28,724.398	8.16	234,391
Band 17	12,785.375	8.10	103,562
Band 20	121,941.919	11.35	1,384,041
Band 46	46,286.920	7.72	357,335
	357,294.933		$ 3,738,676
ING Van Kampen Capital Growth Portfolio - Service
Class
Contracts in accumulation period:
Band 2	11,811.388	$ 7.21	$ 85,160
Band 3	3,308.635	7.04	23,293
Band 4	45,504.519	7.09	322,627
Band 5	67,636.386	7.07	478,189
Band 6	2,227,821.920	7.02	15,639,310
Band 7	2,066,751.663	7.00	14,467,262
Band 8	401,792.383	6.95	2,792,457
Band 9	179,335.815	6.93	1,242,797
Band 10	1,525,359.888	6.90	10,524,983
Band 11	771,766.493	6.88	5,309,753
Band 12	584,039.246	6.86	4,006,509
Band 13	1,114,574.401	6.83	7,612,543
Band 14	2,240,049.214	6.79	15,209,934
Band 15	474,811.494	6.76	3,209,726
Band 16	49,412.265	6.72	332,050
Band 17	1,044,646.060	6.70	6,999,129
Band 18	24,653.546	6.67	164,439
Band 19	126,921.083	6.63	841,487
Band 20	1,834,220.720	6.81	12,491,043
Band 21	201,015.564	6.74	1,354,845
Band 25	13,093.332	7.26	95,058
Band 26	152,235.650	7.88	1,199,617
Band 27	84,726.286	7.80	660,865
Band 28	14,700.215	7.75	113,927
Band 29	109,010.685	7.74	843,743
Band 30	62,164.201	7.65	475,556
Band 31	87,197.394	7.61	663,572
Band 33	191.965	7.47	1,434
Band 34	4,750.106	7.43	35,293
Band 35	73,980.623	5.52	408,373
Band 36	3,769.118	5.51	20,768
Band 37	1,503.375	5.50	8,269

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Capital Growth Portfolio - Service
Class (continued)
Band 38	40,985.247	$ 6.61	$ 270,912
Band 39	12,960.891	5.50	71,285
Band 40	23,669.794	5.49	129,947
Band 41	15,763.086	7.65	120,588
Band 42	21,340.449	7.60	162,187
Band 43	24,958.750	7.55	188,439
Band 45	802.383	7.41	5,946
Band 46	273,222.883	6.83	1,866,112
Band 47	34,865.697	6.79	236,738
Band 54	3,833.868	6.50	24,920
Band 55	2,818.664	6.58	18,547
Band 56	9,782.368	5.36	52,433
Band 57	12,999.940	5.33	69,290
Band 60	2,453.546	5.33	13,077
	16,083,213.199		$ 110,864,432
ING Van Kampen Capital Growth Portfolio - Service 2
Class
Contracts in accumulation period:
Band 12	1,379.387	$ 8.39	$ 11,573
Band 20	36.072	8.34	301
	1,415.459		$ 11,874
ING Van Kampen Global Franchise Portfolio - Service
Class
Contracts in accumulation period:
Band 1	89.331	$ 12.74	$ 1,138
Band 2	7,167.606	12.57	90,097
Band 3	609.530	12.28	7,485
Band 4	50,398.210	12.36	622,922
Band 5	35,502.588	12.32	437,392
Band 6	2,715,368.821	12.24	33,236,114
Band 7	1,204,901.920	12.20	14,699,803
Band 8	1,078,572.138	12.11	13,061,509
Band 9	126,637.176	12.07	1,528,511
Band 10	3,388,662.624	12.03	40,765,611
Band 11	588,338.268	11.99	7,054,176
Band 12	225,513.336	11.95	2,694,884
Band 13	1,134,915.656	11.91	13,516,845
Band 14	2,022,868.892	11.83	23,930,539
Band 15	932,106.908	11.79	10,989,540
Band 16	114,514.790	11.71	1,340,968
Band 17	1,599,531.236	11.67	18,666,530
Band 18	12,990.881	11.63	151,084
Band 19	129,634.223	11.55	1,497,275
Band 20	638,483.157	11.87	7,578,795
Band 21	100,793.779	11.75	1,184,327
Band 25	10,425.352	12.66	131,985
Band 26	96,721.287	9.87	954,639

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Franchise Portfolio - Service
Class (continued)
Band 27	26,049.692	$ 9.76	$ 254,245
Band 28	4,898.268	9.71	47,562
Band 29	155,142.542	9.69	1,503,331
Band 30	31,245.849	9.58	299,335
Band 31	26,934.543	9.52	256,417
Band 34	3,266.205	9.30	30,376
Band 38	56,750.738	8.82	500,542
Band 41	19,518.028	9.58	186,983
Band 42	435.502	9.51	4,142
Band 43	42,957.830	9.46	406,381
Band 44	473.399	9.33	4,417
Band 45	14,905.578	9.28	138,324
Band 46	1,522,406.475	9.89	15,056,600
Band 47	175,049.908	9.83	1,720,741
Band 50	1,984.712	8.65	17,168
Band 51	40,646.445	8.59	349,153
Band 52	430.709	8.73	3,760
Band 53	804.277	8.67	6,973
Band 55	4,801.054	8.71	41,817
Band 56	88,607.163	7.19	637,086
Band 57	5,117.860	7.15	36,593
Band 59	6,197.738	7.11	44,066
Band 60	181.508	7.16	1,300
	18,443,553.732		$ 215,689,481
ING Van Kampen Global Franchise Portfolio - Service
2 Class
Contracts in accumulation period:
Band 6	767,388.505	$ 13.05	$ 10,014,420
Band 7	6,588.247	13.01	85,713
Band 8	463.087	12.92	5,983
Band 10	659,049.874	12.84	8,462,200
Band 11	14,885.559	12.80	190,535
Band 12	263,310.893	12.76	3,359,847
Band 13	10,782.729	10.00	107,827
Band 14	125,799.248	10.63	1,337,246
Band 15	703,532.934	10.61	7,464,484
Band 17	264,486.593	10.53	2,785,044
Band 20	1,109,217.986	12.68	14,064,884
Band 46	550,687.825	9.83	5,413,261
	4,476,193.480		$ 53,291,444

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
Contracts in accumulation period:
Band 6	60,783.181	$ 8.57	$ 520,912
Band 7	903.372	8.57	7,742
Band 8	58,890.951	8.57	504,695
Band 10	83,471.826	8.56	714,519
Band 11	6,878.417	8.56	58,879
Band 13	27,689.088	8.56	237,019
Band 14	3,826.467	8.56	32,755
Band 15	26,113.495	8.56	223,532
Band 16	238.927	8.55	2,043
Band 17	8,202.544	8.55	70,132
Band 19	235.064	8.55	2,010
Band 20	1,823.243	8.56	15,607
Band 46	25,787.917	8.55	220,487
Band 47	3,751.459	8.54	32,037
Band 56	9,686.421	8.58	83,109
	318,282.372		$ 2,725,478
ING Van Kampen Growth and Income Portfolio -
Service Class
Currently payable annuity contracts:	1,384.882	$ 23.00	$ 31,852
Contracts in accumulation period:
Band 1	3,717.851	23.72	88,187
Band 2	366,583.421	23.00	8,431,419
Band 3	10,369.486	21.79	225,951
Band 4	167,823.139	22.16	3,718,961
Band 5	100,211.784	21.96	2,200,651
Band 6	2,778,826.860	21.66	60,189,390
Band 7	1,628,582.771	21.46	34,949,386
Band 8	3,137,303.728	21.16	66,385,347
Band 9	286,443.361	20.97	6,006,717
Band 10	1,880,515.614	20.81	39,133,530
Band 11	3,235,909.626	20.65	66,821,534
Band 12	443,563.329	20.49	9,088,613
Band 13	1,558,546.655	20.33	31,685,253
Band 14	1,892,826.686	20.02	37,894,390
Band 15	500,727.970	19.86	9,944,457
Band 16	66,848.464	19.56	1,307,556
Band 17	795,559.274	19.40	15,433,850
Band 18	31,032.872	19.25	597,383
Band 19	74,195.675	18.96	1,406,750
Band 20	550,027.955	20.17	11,094,064
Band 21	146,256.047	19.71	2,882,707
Band 24	48.625	24.84	1,208
Band 25	29,396.715	23.36	686,707
Band 26	180,061.832	8.74	1,573,740
Band 27	89,089.927	8.64	769,737
Band 28	9,959.533	8.59	85,552

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Growth and Income Portfolio -
Service Class (continued)
Band 29	226,283.266	$ 8.57	$ 1,939,248
Band 30	64,900.265	8.48	550,354
Band 31	36,969.590	8.43	311,654
Band 33	325.337	8.28	2,694
Band 38	33,018.640	7.77	256,555
Band 41	14,891.770	8.48	126,282
Band 42	8,210.749	8.42	69,135
Band 43	36,936.728	8.37	309,160
Band 45	3,432.524	8.21	28,181
Band 46	1,324,476.738	8.29	10,979,912
Band 47	153,809.595	8.23	1,265,853
Band 50	555.527	7.64	4,244
Band 51	6,240.373	7.58	47,302
Band 56	78,836.106	6.88	542,392
Band 60	480.594	6.85	3,292
	21,955,181.884		$ 429,071,150
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	594,673.136	$ 11.55	$ 6,868,475
Band 7	16,848.254	11.51	193,923
Band 8	1,543.779	11.44	17,661
Band 10	432,198.060	11.36	4,909,770
Band 11	14,172.996	11.33	160,580
Band 12	312,588.970	11.29	3,529,129
Band 13	13,898.626	8.37	116,331
Band 14	86,313.290	9.02	778,546
Band 15	339,723.809	8.99	3,054,117
Band 17	277,972.222	8.93	2,482,292
Band 20	1,661,840.670	11.22	18,645,852
Band 46	475,522.905	8.23	3,913,554
	4,227,296.717		$ 44,670,230
ING Van Kampen Real Estate Portfolio - Service Class
Currently payable annuity contracts:	400.918	$ 43.04	$ 17,256
Contracts in accumulation period:
Band 1	3,818.849	44.81	171,123
Band 2	69,126.109	43.04	2,975,188
Band 3	734.242	40.11	29,450
Band 4	49,340.062	40.99	2,022,449
Band 5	35,079.210	40.53	1,421,760
Band 6	952,216.462	39.77	37,869,649
Band 7	691,764.927	39.32	27,200,197
Band 8	581,354.005	38.59	22,434,451
Band 9	90,172.658	38.14	3,439,185
Band 10	710,187.481	37.76	26,816,679
Band 11	390,878.664	37.38	14,611,044

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Real Estate Portfolio - Service Class
(continued)
Band 12	162,445.658	$ 37.00	$ 6,010,489
Band 13	584,295.221	36.63	21,402,734
Band 14	839,079.585	35.89	30,114,566
Band 15	412,439.168	35.53	14,653,964
Band 16	45,841.256	34.82	1,596,193
Band 17	665,552.258	34.47	22,941,586
Band 18	18,568.445	34.12	633,555
Band 19	53,921.297	33.43	1,802,589
Band 20	351,230.826	36.26	12,735,630
Band 21	46,691.173	35.17	1,642,129
Band 24	73.325	47.60	3,490
Band 25	11,536.754	43.93	506,810
Band 26	113,524.950	10.91	1,238,557
Band 27	36,224.360	10.76	389,774
Band 28	7,429.104	10.68	79,343
Band 29	95,436.793	10.66	1,017,356
Band 30	40,769.905	10.51	428,492
Band 31	20,724.432	10.43	216,156
Band 32	713.293	10.29	7,340
Band 33	1,590.560	10.19	16,208
Band 34	628.792	10.12	6,363
Band 38	57,378.391	6.09	349,434
Band 41	35,788.852	10.51	376,141
Band 42	20,110.664	10.41	209,352
Band 43	66,770.544	10.34	690,407
Band 44	5,109.709	10.16	51,915
Band 45	15,518.215	9.95	154,406
Band 46	1,487,036.387	7.59	11,286,606
Band 47	155,674.528	7.54	1,173,786
Band 50	2,714.316	6.02	16,340
Band 51	396.013	5.97	2,364
Band 53	771.489	6.03	4,652
Band 55	8,892.485	6.06	53,888
Band 56	12,573.668	6.74	84,747
Band 60	1,182.770	6.71	7,936
	8,953,708.773		$ 270,913,729
ING Van Kampen Real Estate Portfolio - Service 2
Class
Contracts in accumulation period:
Band 6	260,944.345	$ 13.51	$ 3,525,358
Band 7	2,281.943	13.46	30,715
Band 8	99.602	13.38	1,333
Band 10	187,396.704	13.29	2,490,502
Band 11	3,472.104	13.25	46,005
Band 12	62,238.323	13.21	822,168
Band 13	3,496.072	7.67	26,815
Band 14	52,731.650	9.44	497,787
Band 15	197,333.822	9.42	1,858,885
Band 17	73,704.205	9.35	689,134
Band 20	330,057.980	13.12	4,330,361
Band 46	204,226.194	7.54	1,539,866
	1,377,982.944		$ 15,858,929

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Service Class
Contracts in accumulation period:
Band 2	524.820	$ 7.61	$ 3,994
Band 4	37,266.662	7.55	281,363
Band 5	2,769.936	7.54	20,885
Band 6	218,566.390	7.52	1,643,619
Band 7	98,966.758	7.51	743,240
Band 8	137,502.898	7.48	1,028,522
Band 9	62,044.802	7.47	463,475
Band 10	187,024.902	7.46	1,395,206
Band 11	26,374.443	7.45	196,490
Band 12	4,775.582	7.44	35,530
Band 13	113,433.350	7.42	841,675
Band 14	169,026.736	7.40	1,250,798
Band 15	105,936.064	7.39	782,868
Band 16	4,454.898	7.37	32,833
Band 17	141,577.328	7.35	1,040,593
Band 19	6,663.425	7.32	48,776
Band 20	21,726.410	7.41	160,993
Band 21	17,596.809	7.38	129,864
Band 25	281.202	7.64	2,148
Band 26	63,457.278	7.62	483,544
Band 27	26,543.566	7.55	200,404
Band 28	9,921.000	7.52	74,606
Band 29	41,401.594	7.51	310,926
Band 30	20,271.606	7.43	150,618
Band 31	30,512.746	7.40	225,794
Band 34	1,487.559	7.25	10,785
Band 35	107,326.338	6.56	704,061
Band 36	6,245.845	6.52	40,723
Band 37	7,472.125	6.50	48,569
Band 38	287,615.201	6.51	1,872,375
Band 39	119,032.321	6.48	771,329
Band 40	24,172.766	6.45	155,914
Band 41	3,814.542	7.44	28,380
Band 42	3,179.415	7.39	23,496
Band 43	8,023.188	7.36	59,051
Band 44	179.774	7.27	1,307
Band 45	908.681	7.24	6,579
Band 46	87,228.049	7.33	639,382
Band 47	11,249.773	7.30	82,123
Band 49	212,380.359	5.93	1,259,416
	2,428,937.141		$ 17,252,254

230

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus International Equity Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	7,112.807	$ 7.40	$ 52,635
Band 10	6,970.910	7.35	51,236
Band 12	27.852	7.32	204
Band 14	147.377	7.29	1,074
Band 15	7,005.054	7.28	50,997
Band 17	2,694.463	7.24	19,508
Band 20	7,320.752	7.30	53,441
Band 46	7,586.611	7.22	54,775
	38,865.826		$ 283,870
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
Contracts in accumulation period:
Band 2	1,090.804	$ 7.31	$ 7,974
Band 4	4,033.233	7.25	29,241
Band 5	3,162.811	7.24	22,899
Band 6	91,205.810	7.21	657,594
Band 7	39,562.217	7.20	284,848
Band 8	83,989.174	7.18	603,042
Band 9	12,786.498	7.17	91,679
Band 10	205,657.198	7.16	1,472,506
Band 11	8,767.171	7.15	62,685
Band 12	6,658.821	7.14	47,544
Band 13	111,071.244	7.12	790,827
Band 14	96,982.308	7.10	688,574
Band 15	57,123.924	7.09	405,009
Band 16	15,812.975	7.07	111,798
Band 17	80,134.520	7.06	565,750
Band 18	76.692	7.05	541
Band 19	1,414.366	7.02	9,929
Band 20	15,964.395	7.11	113,507
Band 21	6,176.168	7.08	43,727
Band 25	3,006.906	7.33	22,041
Band 26	3,646.418	7.32	26,692
Band 27	2,165.837	7.25	15,702
Band 28	677.481	7.21	4,885
Band 29	4,429.215	7.20	31,890
Band 30	3,615.597	7.13	25,779
Band 31	9,193.487	7.10	65,274
Band 38	578.012	6.95	4,017
Band 41	755.251	7.14	5,392
Band 42	2,019.791	7.09	14,320
Band 43	686.867	7.06	4,849
Band 46	41,920.976	7.03	294,704
Band 47	9,969.523	7.00	69,787
	924,335.690		$ 6,595,006

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
Contracts in accumulation period:
Band 6	2,045.045	$ 7.19	$ 14,704
Band 8	796.681	7.15	5,696
Band 10	6,532.247	7.13	46,575
Band 14	3,500.941	7.07	24,752
Band 15	4,743.292	7.06	33,488
Band 17	290.925	7.03	2,045
Band 20	29,045.626	7.09	205,933
Band 46	5,123.230	7.01	35,914
	52,077.987		$ 369,107
ING Diversified International Fund - Class R
Contracts in accumulation period:
Band 35	2,318.628	$ 6.35	$ 14,723
Band 36	3,697.829	6.32	23,370
Band 38	15,791.506	6.31	99,644
Band 39	3,765.234	6.29	23,683
Band 40	3,256.630	6.27	20,419
	28,829.827		$ 181,839
ING American Century Large Company Value
Portfolio - Service Class
Contracts in accumulation period:
Band 35	12,825.439	$ 7.84	$ 100,551
Band 37	344.397	7.65	2,635
Band 38	19,830.871	9.07	179,866
Band 39	7,944.070	8.97	71,258
Band 40	3,411.407	8.90	30,362
	44,356.184		$ 384,672
ING American Century Small-Mid Cap Value
Portfolio - Service Class
Contracts in accumulation period:
Band 35	3,222.841	$ 11.32	$ 36,483
Band 36	2,689.647	11.17	30,043
Band 38	23,646.851	12.12	286,600
Band 39	3,133.912	11.98	37,544
Band 40	1,124.975	11.89	13,376
	33,818.226		$ 404,046
ING Baron Small Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Band 2	6,827.014	$ 7.69	$ 52,500
Band 4	98,512.795	7.62	750,667
Band 5	20,245.727	7.61	154,070
Band 6	3,468,055.277	7.58	26,287,859
Band 7	797,642.717	7.56	6,030,179
Band 8	2,106,591.869	7.54	15,883,703
Band 9	232,657.492	7.52	1,749,584
Band 10	4,777,819.854	7.51	35,881,427

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth Portfolio - Service Class
(continued)
Band 11	542,365.780	$ 7.49	$ 4,062,320
Band 12	164,305.262	7.48	1,229,003
Band 13	1,662,195.849	7.47	12,416,603
Band 14	1,594,618.630	7.44	11,863,963
Band 15	1,705,281.111	7.42	12,653,186
Band 16	170,277.442	7.40	1,260,053
Band 17	1,688,800.233	7.38	12,463,346
Band 18	6,339.579	7.37	46,723
Band 19	41,401.272	7.34	303,885
Band 20	518,943.843	7.45	3,866,132
Band 21	100,397.710	7.41	743,947
Band 26	193,360.228	7.71	1,490,807
Band 27	36,367.974	7.62	277,124
Band 28	7,812.765	7.58	59,221
Band 29	160,694.075	7.56	1,214,847
Band 30	24,336.869	7.48	182,040
Band 31	54,352.094	7.44	404,380
Band 34	3,567.313	7.26	25,899
Band 35	79,256.007	10.97	869,438
Band 36	15,162.771	10.83	164,213
Band 37	5,405.893	10.72	57,951
Band 38	501,750.618	10.79	5,413,889
Band 39	170,621.239	10.67	1,820,529
Band 40	41,142.438	10.58	435,287
Band 41	14,186.900	7.48	106,118
Band 42	31,919.135	7.43	237,159
Band 43	92,114.186	7.38	679,803
Band 44	1,330.806	7.28	9,688
Band 45	27,890.841	7.24	201,930
Band 46	1,683,610.405	7.35	12,374,536
Band 47	274,753.538	7.31	2,008,448
Band 50	15,512.610	6.61	102,538
Band 52	15.183	6.67	101
Band 53	827.549	6.63	5,487
Band 54	1,352.153	6.58	8,897
Band 55	8,827.460	6.65	58,703
Band 56	209,093.399	6.24	1,304,743
Band 57	7,360.823	6.20	45,637
Band 58	1,089.543	6.19	6,744
Band 59	3,213.655	6.17	19,828
Band 60	484.643	6.21	3,010
	23,370,692.569		$ 177,288,145

233

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Columbia Small Cap Value II Portfolio - Service
Class
Contracts in accumulation period:
Band 2	9,581.905	$ 6.71	$ 64,295
Band 4	77,931.895	6.66	519,026
Band 5	23,737.562	6.65	157,855
Band 6	3,270,508.075	6.63	21,683,469
Band 7	687,982.359	6.63	4,561,323
Band 8	1,531,120.257	6.61	10,120,705
Band 9	138,196.811	6.60	912,099
Band 10	4,530,155.212	6.59	29,853,723
Band 11	511,113.386	6.58	3,363,126
Band 12	147,870.775	6.57	971,511
Band 13	1,404,795.380	6.56	9,215,458
Band 14	1,520,349.631	6.54	9,943,087
Band 15	1,534,466.454	6.54	10,035,411
Band 16	151,225.876	6.52	985,993
Band 17	1,644,869.810	6.51	10,708,102
Band 18	8,090.111	6.50	52,586
Band 19	28,280.011	6.48	183,254
Band 20	707,626.177	6.55	4,634,951
Band 21	116,725.605	6.53	762,218
Band 26	149,932.948	6.72	1,007,549
Band 27	43,017.186	6.66	286,494
Band 28	7,886.911	6.63	52,290
Band 29	312,236.527	6.62	2,067,006
Band 30	31,915.239	6.57	209,683
Band 31	4,994.217	6.54	32,662
Band 38	115,887.913	7.36	852,935
Band 41	6,631.510	6.57	43,569
Band 42	26,692.554	6.54	174,569
Band 43	77,129.797	6.51	502,115
Band 44	1,719.436	6.45	11,090
Band 45	4,127.826	6.42	26,501
Band 46	1,392,519.586	6.49	9,037,452
Band 47	314,742.159	6.46	2,033,234
Band 50	9,573.971	7.24	69,316
Band 51	722.462	7.19	5,195
Band 52	1,820.740	7.31	13,310
Band 53	1,747.032	7.26	12,683
Band 54	1,423.986	7.20	10,253
Band 55	11,637.912	7.29	84,840
Band 56	113,209.045	7.10	803,784
Band 57	5,149.742	7.06	36,357
Band 59	996.885	7.02	6,998
	20,680,342.876		$ 136,108,077

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Davis New York Venture Portfolio - Service Class
Contracts in accumulation period:
Band 2	12,883.915	$ 6.93	$ 89,286
Band 4	159,879.528	6.88	1,099,971
Band 5	41,650.879	6.87	286,142
Band 6	3,528,125.412	6.85	24,167,659
Band 7	683,782.528	6.84	4,677,072
Band 8	2,268,505.111	6.82	15,471,205
Band 9	460,508.085	6.80	3,131,455
Band 10	6,232,741.368	6.79	42,320,314
Band 11	661,801.614	6.78	4,487,015
Band 12	163,150.526	6.77	1,104,529
Band 13	1,749,544.325	6.76	11,826,920
Band 14	2,433,344.114	6.74	16,400,739
Band 15	2,198,500.584	6.73	14,795,909
Band 16	265,526.985	6.71	1,781,686
Band 17	1,649,555.146	6.70	11,052,019
Band 18	10,275.108	6.69	68,740
Band 19	43,540.861	6.67	290,418
Band 20	490,642.683	6.75	3,311,838
Band 21	189,819.330	6.72	1,275,586
Band 25	30,267.534	6.96	210,662
Band 26	158,614.694	6.95	1,102,372
Band 27	132,073.131	6.88	908,663
Band 28	33,134.539	6.85	226,972
Band 29	95,814.178	6.84	655,369
Band 30	20,934.028	6.77	141,723
Band 31	19,768.865	6.74	133,242
Band 32	752.987	6.68	5,030
Band 34	762.351	6.61	5,039
Band 35	24,864.431	8.09	201,153
Band 36	4,426.345	7.98	35,322
Band 38	218,068.085	9.15	1,995,323
Band 39	12,388.014	9.05	112,112
Band 40	3,420.759	8.98	30,718
Band 41	87,154.507	6.77	590,036
Band 42	12,444.021	6.73	83,748
Band 43	120,061.215	6.70	804,410
Band 44	2,739.086	6.62	18,133
Band 45	11,557.577	6.59	76,164
Band 46	2,546,741.927	6.68	17,012,236
Band 47	262,843.179	6.64	1,745,279
Band 50	17,341.601	6.89	119,484
Band 51	9,009.092	6.83	61,532
Band 52	1,505.168	6.95	10,461
Band 54	6,581.753	6.85	45,085
Band 55	11,595.843	6.93	80,359
Band 56	273,990.898	6.35	1,739,842
Band 57	8,392.837	6.31	52,959
Band 59	12,861.693	6.28	80,771
	27,383,888.440		$ 185,922,702

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Mid Cap Value Portfolio - Service
Class
Contracts in accumulation period:
Band 2	722.307	$ 6.93	$ 5,006
Band 4	54,945.852	10.78	592,316
Band 5	1,124.324	11.51	12,941
Band 6	540,677.402	6.91	3,736,081
Band 7	141,570.838	11.40	1,613,908
Band 8	519,821.630	6.90	3,586,769
Band 9	78,567.253	11.28	886,239
Band 10	651,474.055	9.16	5,967,502
Band 11	100,126.068	6.89	689,869
Band 12	16,589.020	6.89	114,298
Band 13	132,504.499	11.13	1,474,775
Band 14	103,147.295	6.88	709,653
Band 15	238,668.173	11.02	2,630,123
Band 16	687.333	6.88	4,729
Band 17	180,149.605	6.88	1,239,429
Band 19	2,712.424	8.90	24,141
Band 20	53,583.272	9.07	486,000
Band 21	43,785.070	9.00	394,066
Band 26	72,668.158	11.79	856,758
Band 27	41,976.119	11.55	484,824
Band 28	8,503.156	11.43	97,191
Band 29	88,108.167	11.40	1,004,433
Band 30	85,152.983	11.17	951,159
Band 31	37,232.909	11.05	411,424
Band 32	862.408	10.84	9,349
Band 33	1,412.031	10.69	15,095
Band 34	3,585.896	10.58	37,939
Band 35	65,535.367	11.95	783,148
Band 36	22,482.710	11.79	265,071
Band 37	5,840.214	11.67	68,155
Band 38	216,161.598	11.37	2,457,757
Band 39	71,088.567	11.24	799,035
Band 40	20,170.214	11.15	224,898
Band 41	20,771.397	10.49	217,892
Band 42	20,899.223	10.38	216,934
Band 43	64,295.795	10.30	662,247
Band 44	364.031	8.90	3,240
Band 46	166,421.907	6.87	1,143,319
Band 47	8,263.497	6.86	56,688
Band 56	95,957.939	6.92	664,029
Band 57	6,207.478	6.89	42,770
Band 59	4,035.528	6.87	27,724
	3,988,853.712		$ 35,668,924

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 2	6,397.241	$ 8.20	$ 52,457
Band 4	17,624.333	8.09	142,581
Band 5	9,946.793	8.07	80,271
Band 6	1,053,733.719	8.03	8,461,482
Band 7	943,021.089	8.01	7,553,599
Band 8	532,667.025	7.96	4,240,030
Band 9	59,406.660	7.94	471,689
Band 10	1,399,390.942	7.92	11,083,176
Band 11	394,167.089	7.90	3,113,920
Band 12	65,516.358	7.88	516,269
Band 13	555,555.106	7.86	4,366,663
Band 14	1,596,012.077	7.81	12,464,854
Band 15	422,159.587	7.79	3,288,623
Band 16	84,423.422	7.75	654,282
Band 17	1,098,883.686	7.73	8,494,371
Band 18	2,944.322	7.71	22,701
Band 19	61,451.218	7.67	471,331
Band 20	953,242.263	7.83	7,463,887
Band 21	64,215.468	7.77	498,954
Band 26	34,076.575	8.23	280,450
Band 27	18,112.729	8.09	146,532
Band 28	4,908.839	8.03	39,418
Band 29	19,045.006	8.01	152,550
Band 30	20,571.336	7.88	162,102
Band 31	17,907.927	7.81	139,861
Band 33	166.242	7.61	1,265
Band 34	15,610.703	7.55	117,861
Band 35	4,080.386	7.67	31,297
Band 36	1,294.949	7.61	9,855
Band 37	4,569.087	8.16	37,284
Band 38	26,070.229	7.59	197,873
Band 39	6,231.082	7.54	46,982
Band 40	48,141.301	7.50	361,060
Band 41	16,003.147	7.88	126,105
Band 42	5,460.203	7.80	42,590
Band 43	14,399.781	7.73	111,310
Band 44	4,429.803	6.96	30,831
Band 46	518,776.871	6.84	3,548,434
Band 47	47,318.068	6.79	321,290
Band 52	1,828.238	6.35	11,609
Band 56	1,248.295	6.31	7,877
Band 57	1,907.220	6.28	11,977
	10,152,916.415		$ 79,377,553

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Neuberger Berman Partners Portfolio - Service
Class
Contracts in accumulation period:
Band 1	6,864.319	$ 5.17	$ 35,489
Band 2	178,521.222	5.36	956,874
Band 3	1,677.041	5.31	8,905
Band 4	120,151.855	5.32	639,208
Band 5	90,373.979	5.31	479,886
Band 6	1,411,341.717	5.30	7,480,111
Band 7	1,120,052.752	5.29	5,925,079
Band 8	1,651,567.142	5.28	8,720,275
Band 9	249,285.203	5.27	1,313,733
Band 10	486,843.027	5.26	2,560,794
Band 11	1,879,559.854	5.26	9,886,485
Band 12	347,469.320	5.25	1,824,214
Band 13	993,627.719	5.24	5,206,609
Band 14	1,134,701.013	5.23	5,934,486
Band 15	150,396.010	5.22	785,067
Band 16	24,634.021	5.21	128,343
Band 17	320,796.013	5.20	1,668,139
Band 18	21,491.031	5.19	111,538
Band 19	38,807.496	5.18	201,023
Band 20	381,307.511	5.23	1,994,238
Band 21	83,024.516	5.21	432,558
Band 25	12,692.963	5.16	65,496
Band 26	34,605.299	5.36	185,484
Band 27	15,252.414	5.32	81,143
Band 28	13,111.768	5.30	69,492
Band 29	37,291.732	5.29	197,273
Band 30	26,742.015	5.25	140,396
Band 31	14,034.776	5.23	73,402
Band 32	674.865	5.19	3,503
Band 38	1,672.956	5.96	9,971
Band 41	3,012.762	5.25	15,817
Band 42	5,027.312	5.22	26,243
Band 43	24,993.723	5.20	129,967
Band 44	4,216.039	5.15	21,713
Band 46	178,380.187	5.18	924,009
Band 47	10,662.620	5.16	55,019
Band 50	9,173.206	5.86	53,755
	11,084,037.398		$ 58,345,737

238

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Initial Class
Contracts in accumulation period:
Band 4	18,910.005	$ 8.68	$ 164,139
Band 7	8,530.281	8.62	73,531
Band 9	38,101.352	8.57	326,529
Band 10	13,114.824	8.56	112,263
Band 13	5,429.105	8.51	46,202
Band 15	19,791.089	8.46	167,433
Band 20	2,895.355	8.49	24,582
Band 21	8,156.636	8.44	68,842
Band 26	108,588.206	8.78	953,404
Band 27	47,623.901	8.68	413,375
Band 28	6,982.458	8.64	60,328
Band 29	85,989.068	8.62	741,226
Band 30	40,891.164	8.52	348,393
Band 31	44,624.201	8.47	377,967
Band 32	653.513	8.38	5,476
Band 35	116,364.776	8.85	1,029,828
Band 36	7,172.477	8.78	62,974
Band 37	1,260.737	8.73	11,006
Band 38	112,909.571	8.77	990,217
Band 39	36,938.716	8.70	321,367
Band 40	12,923.923	8.65	111,792
Band 41	2,762.304	8.52	23,535
Band 42	6,799.532	8.46	57,524
Band 43	14,280.321	8.41	120,097
	761,693.515		$ 6,612,030
ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Band 2	5,658.089	$ 8.67	$ 49,056
Band 4	95,642.786	10.35	989,903
Band 5	20,530.422	9.83	201,814
Band 6	1,818,383.543	8.54	15,528,995
Band 7	273,401.229	9.73	2,660,194
Band 8	832,152.184	8.49	7,064,972
Band 9	157,768.819	9.63	1,519,314
Band 10	1,995,842.674	8.62	17,204,164
Band 11	230,097.796	8.44	1,942,025
Band 12	63,473.445	8.43	535,081
Band 13	526,642.165	9.50	5,003,101
Band 14	756,024.920	8.38	6,335,489
Band 15	909,337.070	9.41	8,556,862
Band 16	67,532.691	8.33	562,547
Band 17	1,018,421.435	8.32	8,473,266
Band 18	17,892.425	8.30	148,507
Band 19	36,651.412	8.38	307,139
Band 20	260,440.878	8.54	2,224,165
Band 21	84,737.283	8.48	718,572

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Oppenheimer Global Portfolio - Service Class
(continued)
Band 26	176,835.817	$ 10.06	$ 1,778,968
Band 27	19,445.010	9.86	191,728
Band 28	11,107.020	9.76	108,405
Band 29	198,952.041	9.73	1,935,803
Band 30	34,743.070	9.53	331,101
Band 31	11,592.408	9.44	109,432
Band 34	3,567.549	9.04	32,251
Band 35	176,964.093	10.20	1,805,034
Band 36	43,121.257	10.06	433,800
Band 37	29,436.402	9.96	293,187
Band 38	528,887.883	10.97	5,801,900
Band 39	164,794.320	10.85	1,788,018
Band 40	88,063.395	10.76	947,562
Band 41	19,317.537	10.08	194,721
Band 42	5,187.414	9.97	51,719
Band 43	52,618.719	9.89	520,399
Band 44	855.704	8.58	7,342
Band 45	14,184.058	8.45	119,855
Band 46	788,020.533	8.29	6,532,690
Band 47	114,371.697	8.24	942,423
Band 50	4,612.408	7.08	32,656
Band 51	3,835.966	7.02	26,928
Band 52	608.319	7.14	4,343
Band 55	342.513	7.12	2,439
Band 56	214,609.373	6.19	1,328,432
Band 60	534.427	6.16	3,292
	11,877,240.199		$ 105,349,594
ING Oppenheimer Strategic Income Portfolio - Service
Class
Contracts in accumulation period:
Band 35	279,773.788	$ 9.80	$ 2,741,783
Band 36	45,969.133	9.73	447,280
Band 37	7,112.244	9.67	68,775
Band 38	462,364.152	9.71	4,489,556
Band 39	85,178.008	9.64	821,116
Band 40	33,133.852	9.58	317,422
	913,531.177		$ 8,885,932
ING PIMCO Total Return Portfolio - Service Class
Contracts in accumulation period:
Band 35	178,495.265	$ 12.94	$ 2,309,729
Band 36	12,403.704	12.76	158,271
Band 37	4,648.896	12.64	58,762
Band 38	405,274.952	11.76	4,766,033
Band 39	70,638.763	11.64	822,235
Band 40	41,114.588	11.54	474,462
	712,576.168		$ 8,589,492

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Band 35	50,656.734	$ 8.88	$ 449,832
Band 36	4,065.000	8.81	35,813
Band 37	26,283.331	8.76	230,242
Band 38	955,851.367	8.80	8,411,492
Band 39	153,943.373	8.73	1,343,926
Band 40	89,597.760	8.68	777,709
	1,280,397.565		$ 11,249,014
ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Band 35	76,491.900	$ 8.34	$ 637,942
Band 36	3,406.125	8.27	28,169
Band 37	843.755	8.23	6,944
Band 38	830,583.518	8.26	6,860,620
Band 39	98,795.355	8.20	810,122
Band 40	97,554.555	8.15	795,070
	1,107,675.208		$ 9,138,867
ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Band 35	7,965.569	$ 8.22	$ 65,477
Band 36	23,537.692	8.16	192,068
Band 38	703,013.753	8.14	5,722,532
Band 39	96,230.506	8.08	777,542
Band 40	148,953.741	8.04	1,197,588
	979,701.261		$ 7,955,207
ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Band 35	8,596.769	$ 8.10	$ 69,634
Band 38	61,881.998	8.02	496,294
Band 39	34,343.143	7.96	273,371
Band 40	48,651.355	7.92	385,319
	153,473.265		$ 1,224,618
ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Band 35	25,260.274	$ 9.52	$ 240,478
Band 36	5,284.930	9.45	49,943
Band 37	2,797.574	9.39	26,269
Band 38	375,155.471	9.43	3,537,716
Band 39	77,339.565	9.36	723,898
Band 40	95,617.764	9.31	890,201
	581,455.578		$ 5,468,505

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
Contracts in accumulation period:
Band 35	52,947.561	$ 7.84	$ 415,109
Band 36	10,562.373	7.73	81,647
Band 37	3,456.012	7.65	26,438
Band 38	183,106.723	9.46	1,732,190
Band 39	72,165.653	9.36	675,471
Band 40	17,162.552	9.28	159,268
	339,400.874		$ 3,090,123
ING T. Rowe Price Growth Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	806.729	$ 5.82	$ 4,695
Band 4	12,229.631	5.80	70,932
Band 5	6,952.971	5.79	40,258
Band 6	775,346.711	5.78	4,481,504
Band 7	141,482.116	5.78	817,767
Band 8	342,675.054	5.77	1,977,235
Band 9	61,962.887	5.76	356,906
Band 10	1,184,846.936	5.76	6,824,718
Band 11	114,703.470	5.75	659,545
Band 12	16,756.781	5.75	96,351
Band 13	195,991.721	5.74	1,124,992
Band 14	360,843.284	5.73	2,067,632
Band 15	535,485.761	5.73	3,068,333
Band 16	39,544.944	5.72	226,197
Band 17	245,894.595	5.71	1,404,058
Band 18	923.366	5.71	5,272
Band 19	10,100.932	5.70	57,575
Band 20	101,944.509	5.74	585,161
Band 21	13,064.811	5.72	74,731
Band 26	18,100.664	5.83	105,527
Band 27	6,830.710	5.80	39,618
Band 29	25,234.026	5.78	145,853
Band 30	3,565.047	5.75	20,499
Band 31	1,262.564	5.73	7,234
Band 35	107,500.744	7.80	838,506
Band 36	20,821.181	7.69	160,115
Band 37	13,434.264	7.60	102,100
Band 38	243,928.332	9.09	2,217,309
Band 39	43,833.051	8.99	394,059
Band 40	16,556.113	8.92	147,681
Band 41	2,663.623	5.75	15,316
Band 42	107.192	5.73	614
Band 43	39,584.608	5.71	226,028
Band 45	1,516.943	5.66	8,586
Band 46	316,265.846	5.70	1,802,715
Band 47	22,538.232	5.69	128,243
Band 50	1,006.991	5.74	5,780
Band 52	763.798	5.78	4,415
Band 56	19,158.790	6.01	115,144
	5,066,229.928		$ 30,429,204

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Templeton Foreign Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	9,035.868	$ 7.52	$ 67,950
Band 3	512.366	7.45	3,817
Band 4	119,243.871	7.47	890,752
Band 5	16,630.131	7.46	124,061
Band 6	2,681,328.024	7.44	19,949,080
Band 7	1,045,633.276	7.43	7,769,055
Band 8	1,589,642.752	7.41	11,779,253
Band 9	202,154.705	7.40	1,495,945
Band 10	3,649,197.457	7.39	26,967,569
Band 11	542,998.931	7.38	4,007,332
Band 12	133,335.098	7.37	982,680
Band 13	1,372,927.232	7.36	10,104,744
Band 14	2,392,658.606	7.34	17,562,114
Band 15	1,636,457.214	7.33	11,995,231
Band 16	161,670.185	7.31	1,181,809
Band 17	2,050,458.589	7.30	14,968,348
Band 18	3,438.214	7.29	25,065
Band 19	168,743.516	7.27	1,226,765
Band 20	962,269.859	7.35	7,072,683
Band 21	116,907.189	7.32	855,761
Band 26	139,727.883	7.53	1,052,151
Band 27	29,474.730	7.47	220,176
Band 28	18,724.282	7.44	139,309
Band 29	116,050.040	7.43	862,252
Band 30	33,678.199	7.37	248,208
Band 31	37,620.785	7.34	276,137
Band 33	304.395	7.24	2,204
Band 34	442.566	7.21	3,191
Band 35	51,255.811	6.29	322,399
Band 36	1,049.879	6.29	6,604
Band 37	6,282.712	6.28	39,455
Band 38	261,242.137	8.02	2,095,162
Band 39	35,664.459	6.27	223,616
Band 40	67,781.898	6.27	424,993
Band 41	15,995.290	7.37	117,885
Band 42	22,529.488	7.33	165,141
Band 43	74,926.637	7.30	546,964
Band 44	837.470	7.23	6,055
Band 45	4,081.253	7.20	29,385
Band 46	1,592,209.857	7.28	11,591,288
Band 47	198,345.510	7.25	1,438,005
Band 50	921.234	7.87	7,250
Band 51	2,207.452	7.81	17,240
Band 55	8,592.785	7.92	68,055
Band 56	133,227.535	6.02	802,030
Band 57	1,544.169	5.99	9,250
Band 58	1,226.549	5.97	7,322
	21,711,188.088		$ 159,751,741

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Thornburg Value Portfolio - Initial Class
Contracts in accumulation period:
Band 4	7,068.055	$ 8.72	$ 61,633
Band 7	111.222	6.22	692
Band 9	14,878.498	6.15	91,503
Band 10	551.360	7.73	4,262
Band 13	9,021.782	6.06	54,672
Band 15	10,922.439	5.99	65,425
Band 21	1,390.174	7.60	10,565
Band 26	19,978.215	6.46	129,059
Band 27	38,522.065	6.32	243,459
Band 28	10,423.397	6.25	65,146
Band 29	29,675.153	6.22	184,579
Band 30	14,781.015	6.08	89,869
Band 31	27,003.454	6.01	162,291
Band 41	715.615	8.49	6,076
Band 43	2,880.101	8.33	23,991
	187,922.545		$ 1,193,222
ING Thornburg Value Portfolio - Service Class
Contracts in accumulation period:
Band 4	4,230.350	$ 7.15	$ 30,247
Band 6	48,117.907	7.13	343,081
Band 7	42,012.199	7.12	299,127
Band 8	38,408.556	7.10	272,701
Band 9	3,575.157	7.09	25,348
Band 10	109,562.637	7.08	775,703
Band 11	29,915.233	7.08	211,800
Band 12	4,317.720	7.07	30,526
Band 13	48,574.144	7.06	342,933
Band 14	65,833.666	7.04	463,469
Band 15	26,001.619	7.03	182,791
Band 16	4,951.249	7.02	34,758
Band 17	34,931.987	7.01	244,873
Band 18	1,014.770	7.00	7,103
Band 19	6,841.162	6.98	47,751
Band 20	23,065.379	7.05	162,611
Band 21	1,524.352	7.02	10,701
Band 35	35,199.108	7.15	251,674
Band 36	5,675.399	7.05	40,012
Band 37	3,946.367	6.98	27,546
Band 38	46,149.003	9.18	423,648
Band 39	23,529.076	9.08	213,644
Band 40	2,027.872	9.00	18,251
Band 46	48,543.269	6.99	339,317
Band 47	11,905.237	6.97	82,980
Band 51	3,252.524	7.01	22,800
Band 55	6,146.311	7.10	43,639
	679,252.253		$ 4,949,034

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
Contracts in accumulation period:
Band 2	2,302.960	$ 7.53	$ 17,341
Band 4	34,379.827	8.02	275,726
Band 5	328.062	7.45	2,444
Band 6	159,711.720	7.42	1,185,061
Band 7	34,547.766	7.95	274,655
Band 8	71,305.482	7.38	526,234
Band 9	6,352.589	7.89	50,122
Band 10	76,305.693	7.87	600,526
Band 11	13,052.525	7.34	95,806
Band 12	4,609.801	7.33	33,790
Band 13	35,558.980	7.82	278,071
Band 14	21,470.320	7.28	156,304
Band 15	47,479.745	7.76	368,443
Band 16	1,258.713	7.24	9,113
Band 17	56,718.237	7.23	410,073
Band 19	666.425	7.65	5,098
Band 20	8,392.731	7.80	65,463
Band 21	19,719.618	7.74	152,630
Band 26	8,205.209	8.14	66,790
Band 27	622.843	8.02	4,995
Band 28	7,341.465	7.97	58,511
Band 29	8,956.616	7.95	71,205
Band 30	484.065	7.84	3,795
Band 31	633.743	7.78	4,931
Band 35	19,727.796	7.56	149,142
Band 37	17,651.963	7.38	130,271
Band 38	50,962.911	9.25	471,407
Band 39	8,498.800	9.15	77,764
Band 40	10,394.787	9.08	94,385
Band 41	12,400.014	7.84	97,216
Band 42	1,000.714	7.76	7,766
Band 43	8,230.899	7.71	63,460
Band 46	29,918.589	7.20	215,414
Band 47	16,867.932	7.16	120,774
	796,059.540		$ 6,144,726

245

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock Portfolio - Service Class
Contracts in accumulation period:
Band 2	2,522.719	$ 7.41	$ 18,693
Band 4	149,236.982	9.06	1,352,087
Band 5	21,597.295	8.65	186,817
Band 6	2,342,903.101	8.59	20,125,538
Band 7	328,003.396	8.56	2,807,709
Band 8	881,846.451	8.50	7,495,695
Band 9	223,592.541	8.48	1,896,065
Band 10	2,466,881.046	8.45	20,845,145
Band 11	166,432.268	8.42	1,401,360
Band 12	415,401.839	8.39	3,485,221
Band 13	451,444.840	8.36	3,774,079
Band 14	854,931.127	7.73	6,608,618
Band 15	1,390,973.833	8.28	11,517,263
Band 16	59,474.226	6.98	415,130
Band 17	958,697.794	7.66	7,343,625
Band 18	534.073	7.10	3,792
Band 19	44,946.813	7.48	336,202
Band 20	2,360,477.077	8.33	19,662,774
Band 21	115,956.013	7.57	877,787
Band 26	211,587.359	8.86	1,874,664
Band 27	89,234.351	8.68	774,554
Band 28	22,912.489	8.59	196,818
Band 29	156,177.561	8.56	1,336,880
Band 30	100,672.268	8.39	844,640
Band 31	39,123.593	8.30	324,726
Band 32	7,423.737	8.14	60,429
Band 33	1,382.955	8.03	11,105
Band 34	7,216.000	7.95	57,367
Band 35	65,309.457	8.98	586,479
Band 36	23,949.552	8.86	212,193
Band 37	16,939.322	8.77	148,558
Band 38	277,869.654	9.57	2,659,213
Band 39	83,504.040	9.46	789,948
Band 40	10,417.574	9.39	97,821
Band 41	37,862.159	8.82	333,944
Band 42	11,796.530	8.72	102,866
Band 43	96,752.946	8.65	836,913
Band 44	3,089.836	7.55	23,328
Band 45	10,365.474	7.43	77,015
Band 46	1,831,856.441	6.94	12,713,084
Band 47	65,667.216	7.04	462,297
Band 50	1,077.279	6.73	7,250
Band 55	1,923.631	6.77	13,023
Band 56	80,652.313	6.55	528,273
	16,490,617.171		$ 135,226,988

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio - Initial
Class
Contracts in accumulation period:
Band 35	182,051.276	$ 9.55	$ 1,738,590
Band 36	7,450.776	9.48	70,633
Band 37	5,414.469	9.43	51,058
Band 38	16,203.051	9.46	153,281
Band 39	8,818.124	9.39	82,802
Band 40	713.367	9.34	6,663
	220,651.063		$ 2,103,027
ING Van Kampen Equity and Income Portfolio -
Service Class
Contracts in accumulation period:
Band 2	8,047.807	$ 9.38	$ 75,488
Band 4	120,669.849	9.29	1,121,023
Band 5	45,330.265	9.27	420,212
Band 6	2,734,003.767	9.24	25,262,195
Band 7	1,127,555.734	9.22	10,396,064
Band 8	999,855.016	9.19	9,188,668
Band 9	236,035.770	9.17	2,164,448
Band 10	2,755,179.679	9.15	25,209,894
Band 11	738,976.177	9.13	6,746,852
Band 12	306,847.639	9.12	2,798,450
Band 13	1,330,883.892	9.10	12,111,043
Band 14	1,767,987.342	9.07	16,035,645
Band 15	939,387.676	9.05	8,501,458
Band 16	266,602.610	9.01	2,402,090
Band 17	986,332.266	9.00	8,876,990
Band 18	12,392.558	8.98	111,285
Band 19	68,984.860	8.95	617,414
Band 20	602,758.768	9.08	5,473,050
Band 21	123,762.674	9.03	1,117,577
Band 25	13,929.192	7.92	110,319
Band 26	229,289.846	9.39	2,153,032
Band 27	72,567.426	9.29	674,151
Band 28	23,210.589	9.24	214,466
Band 29	190,772.796	9.22	1,758,925
Band 30	72,922.002	9.12	665,049
Band 31	33,283.892	9.06	301,552
Band 32	6,461.334	8.97	57,958
Band 35	273,911.590	9.68	2,651,464
Band 36	45,619.762	9.55	435,669
Band 37	38,897.198	9.45	367,579
Band 38	736,746.701	11.55	8,509,424
Band 39	89,823.221	11.42	1,025,781
Band 40	80,818.660	11.33	915,675
Band 41	5,547.029	9.12	50,589
Band 42	632.011	9.05	5,720

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Equity and Income Portfolio -
Service Class (continued)
Band 43	36,344.664	$ 9.00	$ 327,102
Band 45	3,857.177	8.83	34,059
Band 46	927,898.689	8.96	8,313,972
Band 47	122,184.918	8.91	1,088,668
Band 49	101,363.095	7.61	771,373
Band 50	279.695	7.27	2,033
Band 51	825.297	7.23	5,967
Band 53	1,839.361	7.28	13,391
Band 56	95,228.080	7.67	730,399
Band 57	13,008.826	7.63	99,257
Band 58	1,659.510	7.61	12,629
	18,390,516.910		$ 169,926,049
ING VP Strategic Allocation Conservative Portfolio -
Class S
Contracts in accumulation period:
Band 35	23,208.518	$ 11.42	$ 265,041
Band 36	17,330.735	11.33	196,357
Band 37	2,136.936	11.27	24,083
Band 38	51,177.531	11.31	578,818
Band 39	9,367.444	11.23	105,196
Band 40	85.143	11.17	951
	103,306.307		$ 1,170,446
ING VP Strategic Allocation Growth Portfolio -
Class S
Contracts in accumulation period:
Band 35	9,649.901	$ 11.49	$ 110,877
Band 37	611.817	11.35	6,944
Band 38	13,948.090	11.39	158,869
Band 39	7,623.125	11.30	86,141
Band 40	13,275.075	11.24	149,212
	45,108.008		$ 512,043
ING VP Strategic Allocation Moderate Portfolio -
Class S
Contracts in accumulation period:
Band 35	14,697.166	$ 11.46	$ 168,430
Band 36	4,079.047	11.37	46,379
Band 37	2,832.287	11.31	32,033
Band 38	15,513.731	11.35	176,081
Band 39	5,610.131	11.27	63,226
Band 40	7,730.574	11.20	86,582
	50,462.936		$ 572,731
ING VP Growth and Income Portfolio - Class I
Contracts in accumulation period:
Band 22	594.484	$ 6.14	$ 3,650
Band 23	14,061.098	6.12	86,054
	14,655.582		$ 89,704

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income Portfolio - Class S
Contracts in accumulation period:
Band 2	26,877.246	$ 6.13	$ 164,758
Band 3	4,189.755	6.85	28,700
Band 4	58,151.556	6.11	355,306
Band 5	352,049.990	6.11	2,151,025
Band 6	3,900,948.720	6.10	23,795,787
Band 7	5,498,421.697	6.10	33,540,372
Band 8	1,706,785.926	6.09	10,394,326
Band 9	1,075,276.478	6.09	6,548,434
Band 10	3,269,385.603	6.09	19,910,558
Band 11	3,117,554.640	6.08	18,954,732
Band 12	2,172,968.587	6.08	13,211,649
Band 13	4,115,315.875	6.07	24,979,967
Band 14	6,454,891.420	6.07	39,181,191
Band 15	613,853.337	6.06	3,719,951
Band 16	187,908.087	6.06	1,138,723
Band 17	2,481,381.036	6.05	15,012,355
Band 18	155,867.815	6.05	943,000
Band 19	374,141.407	6.04	2,259,814
Band 20	2,455,631.677	6.07	14,905,684
Band 21	518,167.662	6.06	3,140,096
Band 24	243.068	6.17	1,500
Band 25	108,408.907	6.86	743,685
Band 26	1,055,301.104	6.13	6,468,996
Band 27	331,076.920	6.11	2,022,880
Band 28	155,058.564	6.10	945,857
Band 29	1,745,645.831	6.10	10,648,440
Band 30	1,016,110.724	6.08	6,177,953
Band 31	539,830.644	6.07	3,276,772
Band 32	5,300.825	6.05	32,070
Band 33	4,555.774	6.03	27,471
Band 34	5,453.311	6.02	32,829
Band 35	251,002.174	10.33	2,592,852
Band 36	13,787.804	10.22	140,911
Band 37	12,283.059	10.13	124,427
Band 38	292,483.080	9.72	2,842,936
Band 39	35,139.610	9.61	337,692
Band 40	23,825.305	9.53	227,055
Band 41	3,917.651	6.08	23,819
Band 43	10,865.565	6.05	65,737
Band 44	575.852	6.03	3,472
Band 45	6,956.691	6.02	41,879
Band 46	502,599.988	6.05	3,040,730
Band 47	92,800.424	6.04	560,515
Band 50	754.942	6.52	4,922
Band 56	9,481.521	6.55	62,104
	44,763,227.852		$ 274,783,932

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Band 6	57,600.452	$ 10.00	$ 576,005
Band 9	438,091.435	9.90	4,337,105
Band 13	62,253.385	9.80	610,083
Band 14	17,740.768	9.75	172,972
Band 15	153,998.756	9.73	1,498,408
Band 26	411,580.132	10.23	4,210,465
Band 27	174,859.782	10.08	1,762,587
Band 28	75,312.790	10.00	753,128
Band 29	1,472,150.627	9.97	14,677,342
Band 30	611,776.205	9.82	6,007,642
Band 31	351,196.110	9.74	3,420,650
Band 32	30,216.228	9.61	290,378
Band 33	9,209.195	9.51	87,579
Band 34	15,794.762	9.43	148,945
Band 36	10,386.790	10.24	106,361
Band 38	12,997.447	10.21	132,704
	3,905,164.864		$ 38,792,354
ING GET U.S. Core Portfolio - Series 4
Contracts in accumulation period:
Band 6	18,522.519	$ 10.26	$ 190,041
Band 9	296,263.968	10.16	3,010,042
Band 10	76,488.393	10.14	775,592
Band 12	5,868.697	10.09	59,215
Band 13	48,231.403	10.06	485,208
Band 15	159,677.002	9.99	1,595,173
Band 19	17,358.585	9.84	170,808
Band 20	5,373.612	10.04	53,951
Band 21	87,906.122	9.96	875,545
Band 26	395,154.452	10.48	4,141,219
Band 27	173,111.481	10.33	1,788,242
Band 28	71,787.614	10.26	736,541
Band 29	764,198.188	10.23	7,817,747
Band 30	260,911.201	10.08	2,629,985
Band 31	143,720.972	10.01	1,438,647
Band 32	54,035.487	9.87	533,330
Band 34	8,473.477	9.70	82,193
Band 36	32,073.231	10.49	336,448
Band 38	11,380.958	10.46	119,045
Band 39	6,700.429	10.36	69,416
Band 40	2,661.192	10.29	27,384
Band 45	5,275.201	9.72	51,275
	2,645,174.184		$ 26,987,047

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Band 6	5,583.066	$ 10.48	$ 58,511
Band 9	22,018.429	10.39	228,771
Band 10	207,668.755	10.36	2,151,448
Band 13	688.231	10.29	7,082
Band 15	50,019.408	10.22	511,198
Band 20	17,197.157	10.27	176,615
Band 21	71,929.840	10.20	733,684
Band 26	165,203.270	10.70	1,767,675
Band 27	30,555.436	10.55	322,360
Band 28	19,782.922	10.48	207,325
Band 29	542,500.836	10.46	5,674,559
Band 30	415,863.678	10.31	4,287,555
Band 31	67,669.034	10.24	692,931
Band 32	567.094	10.11	5,733
Band 38	7,935.078	10.68	84,747
Band 39	2,204.905	10.58	23,328
	1,627,387.139		$ 16,933,522
ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Band 6	2,443.827	$ 10.26	$ 25,074
Band 9	31,500.010	10.17	320,355
Band 10	44,038.582	10.15	446,992
Band 12	1,480.352	10.11	14,966
Band 13	10,623.802	10.08	107,088
Band 15	45,480.122	10.02	455,711
Band 19	2,769.706	9.89	27,392
Band 20	3,269.863	10.06	32,895
Band 21	72,638.036	10.00	726,380
Band 26	304,606.840	10.46	3,186,188
Band 27	84,645.846	10.33	874,392
Band 28	71,192.680	10.26	730,437
Band 29	742,324.298	10.24	7,601,401
Band 30	219,456.979	10.10	2,216,515
Band 31	145,038.369	10.03	1,454,735
Band 32	8,361.344	9.91	82,861
Band 34	4,503.103	9.76	43,950
Band 38	30,983.093	10.44	323,463
Band 39	3,116.651	10.35	32,257
Band 45	710.890	9.75	6,931
	1,829,184.393		$ 18,709,983

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Band 6	319.014	$ 10.26	$ 3,273
Band 9	84,406.552	10.18	859,259
Band 10	33,100.757	10.16	336,304
Band 13	9,199.260	10.09	92,821
Band 15	32,884.271	10.03	329,829
Band 20	7,273.349	10.07	73,243
Band 21	37,527.220	10.01	375,647
Band 26	147,585.457	10.45	1,542,268
Band 27	26,308.880	10.32	271,508
Band 28	5,167.101	10.26	53,014
Band 29	595,690.902	10.24	6,099,875
Band 30	105,189.828	10.11	1,063,469
Band 31	82,766.497	10.05	831,803
Band 33	1,089.585	9.85	10,732
Band 44	691.382	9.84	6,803
	1,169,200.055		$ 11,949,848
ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Band 6	207.214	$ 10.22	$ 2,118
Band 9	13,816.063	10.14	140,095
Band 10	60,871.650	10.12	616,021
Band 13	1,263.392	10.06	12,710
Band 15	8,445.045	10.00	84,450
Band 21	15,656.132	9.98	156,248
Band 26	148,411.581	10.39	1,541,996
Band 27	49,332.762	10.27	506,647
Band 28	16,779.958	10.21	171,323
Band 29	298,520.696	10.19	3,041,926
Band 30	52,614.605	10.08	530,355
Band 31	48,867.738	10.02	489,655
Band 35	286.991	10.48	3,008
Band 38	10,087.824	10.38	104,712
	725,161.651		$ 7,401,264

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Band 9	7,751.992	$ 10.14	$ 78,605
Band 10	19,021.741	10.12	192,500
Band 13	1,499.205	10.06	15,082
Band 15	581.240	10.01	5,818
Band 20	4,077.434	10.05	40,978
Band 21	990.176	9.99	9,892
Band 26	118,126.340	10.38	1,226,151
Band 27	68,999.899	10.26	707,939
Band 28	58,580.583	10.21	598,108
Band 29	158,012.981	10.19	1,610,152
Band 30	80,938.293	10.08	815,858
Band 31	63,549.837	10.02	636,769
Band 32	1,110.944	9.92	11,021
Band 39	12,867.566	10.28	132,279
	596,108.231		$ 6,081,152
ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Band 9	15,616.395	$ 10.22	$ 159,600
Band 10	48,965.291	10.21	499,936
Band 13	13,749.874	10.16	139,699
Band 15	398.476	10.10	4,025
Band 19	35,162.453	10.00	351,625
Band 20	3,182.603	10.14	32,272
Band 21	301.818	10.09	3,045
Band 26	58,709.038	10.45	613,509
Band 27	845.973	10.34	8,747
Band 29	138,088.864	10.27	1,418,173
Band 30	21,442.665	10.17	218,072
Band 31	149,330.702	10.12	1,511,227
Band 33	768.645	9.95	7,648
Band 35	14,935.915	10.52	157,126
	501,498.712		$ 5,124,704
ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Band 9	13,268.250	$ 10.40	$ 137,990
Band 10	39,636.488	10.38	411,427
Band 13	2,945.004	10.33	30,422
Band 15	77,890.004	10.29	801,488
Band 21	95,967.617	10.27	985,587
Band 26	113,464.241	10.61	1,203,856
Band 27	46,441.318	10.51	488,098
Band 28	10,009.463	10.46	104,699
Band 29	80,921.053	10.45	845,625
Band 30	200,908.557	10.35	2,079,404
Band 31	56,042.241	10.30	577,235
Band 39	1.345	10.53	14
Band 44	4,249.482	10.14	43,090
	741,745.063		$ 7,708,935

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core Portfolio - Series 12
Contracts in accumulation period:
Band 9	16,959.443	$ 10.35	$ 175,530
Band 10	19,592.645	10.34	202,588
Band 13	602.670	10.29	6,201
Band 15	3,197.037	10.25	32,770
Band 19	2,269.727	10.16	23,060
Band 21	6,614.772	10.24	67,735
Band 26	31,209.589	10.55	329,261
Band 27	37,517.229	10.46	392,430
Band 29	107,711.251	10.40	1,120,197
Band 30	34,878.233	10.31	359,595
Band 31	3,902.932	10.26	40,044
Band 32	1,547.975	10.18	15,758
Band 34	1,610.598	10.08	16,235
	267,614.101		$ 2,781,404
ING GET U.S. Core Portfolio - Series 13
Contracts in accumulation period:
Band 9	7,964.697	$ 10.37	$ 82,594
Band 10	12,108.847	10.36	125,448
Band 15	7,401.902	10.28	76,092
Band 26	859,259.831	10.54	9,056,599
Band 27	696,696.477	10.46	7,287,445
Band 28	396,183.076	10.42	4,128,228
Band 29	159,965.408	10.41	1,665,240
Band 30	33,813.957	10.33	349,298
Band 31	30,530.292	10.29	314,157
Band 33	210.228	10.16	2,136
	2,204,134.715		$ 23,087,237
ING GET U.S. Core Portfolio - Series 14
Contracts in accumulation period:
Band 9	225,875.635	$ 10.30	$ 2,326,519
Band 10	13,587.001	10.29	139,810
Band 13	100,852.088	10.26	1,034,742
Band 14	11,133.597	10.24	114,008
Band 15	74,183.597	10.23	758,898
Band 19	1,480.126	10.16	15,038
Band 21	2,936.331	10.22	30,009
Band 26	1,206,303.034	10.44	12,593,804
Band 27	692,684.558	10.37	7,183,139
Band 28	200,281.364	10.34	2,070,909
Band 29	2,532,980.583	10.33	26,165,689
Band 30	1,606,913.297	10.27	16,503,000
Band 31	662,892.311	10.24	6,788,017
Band 32	50,880.548	10.18	517,964
Band 34	238.974	10.10	2,414
	7,383,223.044		$ 76,243,960

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING BlackRock Global Science and Technology
Portfolio - Class S
Contracts in accumulation period:
Band 2	11,735.317	$ 6.52	$ 76,514
Band 4	44,806.928	6.51	291,693
Band 5	10,621.805	6.51	69,148
Band 6	1,504,064.689	6.50	9,776,420
Band 7	919,097.645	6.50	5,974,135
Band 8	957,500.805	6.50	6,223,755
Band 9	83,613.884	6.49	542,654
Band 10	2,342,949.681	6.49	15,205,743
Band 11	476,360.105	6.49	3,091,577
Band 12	215,733.390	6.49	1,400,110
Band 13	917,208.352	6.48	5,943,510
Band 14	1,504,668.042	6.48	9,750,249
Band 15	878,672.290	6.48	5,693,796
Band 16	91,091.080	6.47	589,359
Band 17	1,051,868.753	6.47	6,805,591
Band 18	65,057.600	6.47	420,923
Band 19	71,493.689	6.46	461,849
Band 20	683,675.765	6.48	4,430,219
Band 21	106,495.124	6.47	689,023
Band 25	1,418.348	6.52	9,248
Band 26	18,328.946	6.52	119,505
Band 27	1,518.530	6.51	9,886
Band 28	1,368.489	6.50	8,895
Band 29	189,035.805	6.50	1,228,733
Band 30	19,449.777	6.49	126,229
Band 31	3,252.472	6.48	21,076
Band 35	7,915.148	9.58	75,827
Band 36	4,010.060	9.51	38,136
Band 37	10,112.377	9.45	95,562
Band 38	95,313.656	9.49	904,527
Band 39	18,200.960	9.42	171,453
Band 40	22,782.227	9.37	213,469
Band 41	25,689.880	6.49	166,727
Band 42	18,453.639	6.48	119,580
Band 43	10,258.187	6.47	66,370
Band 45	13,679.440	6.45	88,232
Band 46	819,580.796	6.47	5,302,688
Band 47	84,560.793	6.46	546,263
Band 50	349.026	6.48	2,262
Band 51	1,602.543	6.47	10,368
Band 52	2,520.755	6.50	16,385
Band 55	14,549.977	6.50	94,575
Band 56	73,729.475	6.51	479,979
Band 57	13,864.185	6.49	89,979
	13,408,260.435		$ 87,442,222

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Global Equity Option Portfolio - Class S
Contracts in accumulation period:
Band 6	85,858.150	$ 7.85	$ 673,986
Band 7	772.362	7.85	6,063
Band 8	14,167.294	7.85	111,213
Band 10	84,473.520	7.84	662,272
Band 11	15,326.871	7.84	120,163
Band 13	1,973.694	7.84	15,474
Band 14	9,923.329	7.84	77,799
Band 15	27,777.572	7.83	217,498
Band 17	2,447.572	7.83	19,164
Band 20	3,960.068	7.84	31,047
Band 46	4,524.261	7.83	35,425
Band 56	9,456.033	7.86	74,324
	260,660.726		$ 2,044,428
ING International Index Portfolio - Class S
Contracts in accumulation period:
Band 5	184.476	$ 6.07	$ 1,120
Band 6	139,687.231	6.06	846,505
Band 7	37,211.637	6.06	225,503
Band 8	94,606.056	6.06	573,313
Band 9	48,599.530	6.06	294,513
Band 10	309,275.992	6.05	1,871,120
Band 11	47,877.488	6.05	289,659
Band 12	3,329.357	6.05	20,143
Band 13	47,456.221	6.05	287,110
Band 14	45,302.286	6.04	273,626
Band 15	72,627.267	6.04	438,669
Band 16	590.349	6.04	3,566
Band 17	31,700.755	6.03	191,156
Band 19	2,085.670	6.03	12,577
Band 20	44,122.965	6.04	266,503
Band 21	2,223.677	6.04	13,431
Band 26	808.621	6.09	4,925
Band 29	4,908.251	6.06	29,744
Band 30	933.570	6.05	5,648
Band 38	1,171.541	6.08	7,123
Band 41	364.980	6.05	2,208
Band 46	29,836.537	6.03	179,914
Band 47	2,335.372	6.02	14,059
Band 56	31,008.829	6.08	188,534
	998,248.658		$ 6,040,669

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class S
Contracts in accumulation period:
Band 3	439.343	$ 10.40	$ 4,569
Band 4	72,700.692	10.21	742,274
Band 5	13,989.673	10.21	142,835
Band 6	3,388,764.694	10.20	34,565,400
Band 7	1,644,113.767	10.20	16,769,960
Band 8	934,343.510	10.19	9,520,960
Band 9	89,649.710	10.19	913,531
Band 10	2,170,741.349	10.18	22,098,147
Band 11	633,677.454	10.18	6,450,836
Band 12	374,087.260	10.17	3,804,467
Band 13	927,556.735	10.17	9,433,252
Band 14	1,356,858.644	10.16	13,785,684
Band 15	808,243.272	10.16	8,211,752
Band 16	217,147.617	10.15	2,204,048
Band 17	1,631,654.741	10.15	16,561,296
Band 18	9,633.416	10.14	97,683
Band 19	15,170.884	10.14	153,833
Band 20	831,230.398	10.17	8,453,613
Band 21	122,519.675	10.15	1,243,575
Band 25	556.585	10.41	5,794
Band 26	33,796.336	10.24	346,074
Band 27	10,308.647	10.21	105,251
Band 28	6,183.554	10.20	63,072
Band 29	229,001.168	10.20	2,335,812
Band 30	15,769.010	10.17	160,371
Band 31	7,903.074	10.16	80,295
Band 34	2,022.634	10.11	20,449
Band 35	13,014.326	10.25	133,397
Band 36	3,535.006	10.24	36,198
Band 37	910.117	10.22	9,301
Band 38	174,461.066	10.23	1,784,737
Band 39	41,528.288	10.22	424,419
Band 40	42,924.775	10.20	437,833
Band 41	6,579.659	10.17	66,915
Band 42	753.437	10.16	7,655
Band 43	10,749.421	10.15	109,107
Band 45	7,006.631	10.11	70,837
Band 46	989,453.060	10.14	10,033,054
Band 47	266,714.475	10.13	2,701,818
Band 50	497.007	10.17	5,055
Band 55	9,266.325	10.19	94,424
Band 56	283,883.401	10.22	2,901,288
Band 57	15,669.474	10.18	159,515
Band 59	1,958.038	10.14	19,855
Band 60	1,197.562	10.19	12,203
	17,418,165.910		$ 177,282,444

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Opportunistic Large Cap Growth Portfolio -
Class S
Contracts in accumulation period:
Band 35	13,030.120	$ 6.76	$ 88,084
Band 36	4,323.502	6.67	28,838
Band 37	2,439.150	6.60	16,098
Band 38	18,249.715	8.56	156,218
Band 39	4,996.074	8.47	42,317
Band 40	2,205.220	8.40	18,524
	45,243.781		$ 350,079
ING Opportunistic Large Cap Value Portfolio - Class S
Contracts in accumulation period:
Band 4	8,815.956	$ 9.32	$ 82,165
Band 5	13,266.292	6.77	89,813
Band 6	124,064.620	7.27	901,950
Band 7	299,617.631	6.70	2,007,438
Band 8	14,710.754	7.24	106,506
Band 9	46,935.154	6.62	310,711
Band 10	81,025.849	8.15	660,361
Band 11	121,785.090	7.21	878,070
Band 12	50,830.289	7.19	365,470
Band 13	141,143.629	6.52	920,256
Band 14	181,135.392	7.16	1,296,929
Band 15	37,088.746	6.45	239,222
Band 16	12,132.001	7.13	86,501
Band 17	27,514.701	7.12	195,905
Band 18	4,868.232	7.10	34,564
Band 19	5,964.529	7.92	47,239
Band 20	71,527.316	8.08	577,941
Band 21	21,449.613	8.02	172,026
Band 25	389.936	7.39	2,882
Band 26	88,588.081	6.95	615,687
Band 27	48,304.347	6.80	328,470
Band 28	21,696.109	6.72	145,798
Band 29	58,217.629	6.69	389,476
Band 30	36,393.894	6.54	238,016
Band 31	26,529.714	6.47	171,647
Band 34	2,916.365	6.16	17,965
Band 35	15,540.387	7.06	109,715
Band 36	6,100.961	6.95	42,402
Band 38	22,072.018	9.78	215,864
Band 39	2,090.502	9.67	20,215
Band 40	2,740.734	9.59	26,284
Band 41	2,028.229	9.07	18,396
Band 42	826.700	8.97	7,415
Band 43	27,230.461	8.90	242,351
	1,625,541.861		$ 11,565,650

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Global Large Cap Index 85% Portfolio
- Class S
Contracts in accumulation period:
Band 6	88,194.845	$ 8.14	$ 717,906
Band 7	3,906.660	8.14	31,800
Band 8	43,885.072	8.14	357,224
Band 10	94,633.092	8.14	770,313
Band 11	11,318.431	8.14	92,132
Band 13	7,874.077	8.13	64,016
Band 14	3,906.852	8.13	31,763
Band 15	9,124.237	8.13	74,180
Band 16	28,522.475	8.13	231,888
Band 17	5,802.652	8.13	47,176
Band 19	2,701.610	8.12	21,937
Band 20	1,013.080	8.13	8,236
Band 46	22,980.860	8.12	186,605
Band 47	996.693	8.12	8,093
Band 56	10,039.199	8.15	81,819
	334,899.835		$ 2,725,088
ING Russell™ Large Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	3,240.300	$ 6.66	$ 21,580
Band 2	5,033.880	6.73	33,878
Band 4	126,808.085	6.72	852,150
Band 5	199.796	6.72	1,343
Band 6	629,227.000	6.71	4,222,113
Band 7	243,154.927	6.71	1,631,570
Band 8	348,627.145	6.70	2,335,802
Band 9	20,920.394	6.70	140,167
Band 10	744,806.133	6.70	4,990,201
Band 11	70,299.313	6.70	471,005
Band 12	38,475.342	6.69	257,400
Band 13	70,824.951	6.69	473,819
Band 14	146,069.919	6.69	977,208
Band 15	185,840.888	6.68	1,241,417
Band 16	2,829.967	6.68	18,904
Band 17	257,464.466	6.68	1,719,863
Band 19	2,411.237	6.67	16,083
Band 20	142,906.617	6.69	956,045
Band 21	11,909.072	6.68	79,553
Band 26	123,949.461	6.73	834,180
Band 27	1,878.705	6.72	12,625
Band 29	42,302.401	6.71	283,849
Band 30	27,289.487	6.69	182,567
Band 41	6,511.906	6.69	43,565
Band 43	475.654	6.68	3,177
Band 46	90,330.663	6.67	602,506
Band 47	14,495.170	6.66	96,538
Band 56	60,191.061	6.72	404,484
	3,418,473.940		$ 22,903,592

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Mid Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	3,286.897	$ 6.04	$ 19,853
Band 2	8,721.267	6.15	53,636
Band 4	15,575.751	6.14	95,635
Band 5	1,193.213	6.14	7,326
Band 6	578,346.434	6.13	3,545,264
Band 7	121,498.984	6.13	744,789
Band 8	299,431.278	6.12	1,832,519
Band 9	12,196.098	6.12	74,640
Band 10	1,062,309.843	6.12	6,501,336
Band 11	100,640.739	6.12	615,921
Band 12	20,591.746	6.11	125,816
Band 13	178,288.448	6.11	1,089,342
Band 14	82,850.106	6.11	506,214
Band 15	303,340.226	6.11	1,853,409
Band 16	3,204.807	6.10	19,549
Band 17	282,724.005	6.10	1,724,616
Band 18	2,615.690	6.10	15,956
Band 19	5,140.369	6.09	31,305
Band 20	85,468.520	6.11	522,213
Band 21	44,802.716	6.10	273,297
Band 26	786.278	6.15	4,836
Band 27	111.580	6.14	685
Band 29	16,261.535	6.13	99,683
Band 30	8,333.624	6.11	50,918
Band 31	303.003	6.11	1,851
Band 38	4,221.927	6.15	25,965
Band 41	1,990.617	6.11	12,163
Band 46	269,459.560	6.09	1,641,009
Band 47	79,433.688	6.09	483,751
Band 55	510.261	6.12	3,123
Band 56	104,249.480	6.14	640,092
Band 57	5,181.492	6.12	31,711
Band 59	480.516	6.09	2,926
	3,703,550.698		$ 22,651,349

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Russell™ Small Cap Index Portfolio - Class S
Contracts in accumulation period:
Band 1	836.948	$ 6.97	$ 5,834
Band 2	65.143	6.99	455
Band 4	49,476.732	6.98	345,348
Band 5	27,785.350	6.98	193,942
Band 6	1,397,996.182	6.97	9,744,033
Band 7	1,152,601.465	6.97	8,033,632
Band 8	830,338.161	6.96	5,779,154
Band 9	73,382.086	6.96	510,739
Band 10	1,754,101.445	6.96	12,208,546
Band 11	313,012.009	6.95	2,175,433
Band 12	190,367.037	6.95	1,323,051
Band 13	523,435.632	6.95	3,637,878
Band 14	982,146.026	6.94	6,816,093
Band 15	553,373.164	6.94	3,840,410
Band 16	38,918.369	6.94	270,093
Band 17	572,938.068	6.93	3,970,461
Band 18	17,039.609	6.93	118,084
Band 19	42,301.612	6.93	293,150
Band 20	530,429.386	6.95	3,686,484
Band 21	80,987.816	6.94	562,055
Band 25	9,418.439	7.00	65,929
Band 26	23,673.043	6.99	165,475
Band 27	11,986.656	6.98	83,667
Band 28	2,002.871	6.97	13,960
Band 29	124,081.047	6.97	864,845
Band 30	22,724.400	6.95	157,935
Band 31	6,374.731	6.94	44,241
Band 32	49.144	6.93	341
Band 38	11,688.509	6.99	81,703
Band 41	13,065.647	6.95	90,806
Band 42	495.965	6.94	3,442
Band 43	19,856.633	6.93	137,606
Band 44	3,405.915	6.91	23,535
Band 46	473,719.049	6.93	3,282,873
Band 47	81,502.633	6.92	563,998
Band 52	194.238	6.97	1,354
Band 55	473.747	6.96	3,297
Band 56	202,230.658	6.98	1,411,570
Band 57	2,737.617	6.95	19,026
Band 59	1,329.949	6.93	9,217
	10,142,543.131		$ 70,539,695

261

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap Portfolio - Class S
Contracts in accumulation period:
Band 2	9,336.446	$ 7.49	$ 69,930
Band 4	81,989.457	7.35	602,623
Band 5	33,921.471	7.33	248,644
Band 6	1,295,966.356	7.27	9,421,675
Band 7	1,042,303.200	7.24	7,546,275
Band 8	923,149.313	7.19	6,637,444
Band 9	832,109.770	7.16	5,957,906
Band 10	1,568,394.297	7.13	11,182,651
Band 11	269,073.377	7.11	1,913,112
Band 12	219,707.921	7.08	1,555,532
Band 13	1,763,254.322	7.05	12,430,943
Band 14	1,576,522.111	7.00	11,035,655
Band 15	1,099,092.947	6.97	7,660,678
Band 16	81,286.194	6.92	562,500
Band 17	1,195,224.991	6.89	8,235,100
Band 18	20,075.132	6.87	137,916
Band 19	130,306.626	6.82	888,691
Band 20	872,801.083	7.03	6,135,792
Band 21	154,509.153	6.95	1,073,839
Band 26	1,834,630.032	7.52	13,796,418
Band 27	741,256.590	7.35	5,448,236
Band 28	276,746.374	7.27	2,011,946
Band 29	3,152,417.776	7.24	22,823,505
Band 30	1,943,130.250	7.08	13,757,362
Band 31	1,162,616.300	7.00	8,138,314
Band 32	7,911.234	6.85	54,192
Band 33	10,705.967	6.74	72,158
Band 34	7,203.067	6.67	48,044
Band 35	441,506.801	7.64	3,373,112
Band 36	48,227.023	7.52	362,667
Band 37	16,874.360	7.44	125,545
Band 38	347,967.493	9.49	3,302,212
Band 39	96,454.487	9.39	905,708
Band 40	42,022.111	9.31	391,226
Band 41	42,382.535	8.75	370,847
Band 42	27,934.457	8.65	241,633
Band 43	70,852.191	8.58	607,912
Band 44	1,283.246	7.71	9,894
Band 45	27,406.742	7.60	208,291
Band 46	469,351.085	7.27	3,412,182
Band 47	47,358.907	7.22	341,931
Band 49	199,428.132	6.45	1,286,311
Band 56	3,495.008	6.53	22,822
Band 59	438.899	6.46	2,835
	24,188,625.234		$ 174,412,209

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap Portfolio - Class S
Contracts in accumulation period:
Band 2	4,240.064	$ 8.60	$ 36,465
Band 4	115,066.921	9.57	1,101,190
Band 5	23,413.179	9.65	225,937
Band 6	1,538,831.695	8.44	12,987,740
Band 7	588,431.729	9.54	5,613,639
Band 8	978,688.043	8.38	8,201,406
Band 9	312,338.705	9.43	2,945,354
Band 10	1,643,830.905	8.10	13,315,030
Band 11	251,096.493	8.32	2,089,123
Band 12	117,089.399	8.30	971,842
Band 13	813,644.615	9.29	7,558,758
Band 14	1,071,677.222	8.24	8,830,620
Band 15	721,207.646	9.19	6,627,898
Band 16	54,557.263	8.18	446,278
Band 17	1,227,732.034	8.16	10,018,293
Band 18	1,115.456	8.14	9,080
Band 19	34,946.498	7.87	275,029
Band 20	375,334.421	8.02	3,010,182
Band 21	174,742.232	7.97	1,392,696
Band 26	344,428.890	9.91	3,413,290
Band 27	144,045.695	9.69	1,395,803
Band 28	48,887.069	9.58	468,338
Band 29	365,949.871	9.54	3,491,162
Band 30	198,220.423	9.32	1,847,414
Band 31	129,754.480	9.22	1,196,336
Band 32	3,798.187	9.02	34,260
Band 33	3,481.791	8.88	30,918
Band 34	14,754.892	8.78	129,548
Band 35	233,141.638	10.06	2,345,405
Band 36	37,691.625	9.91	373,524
Band 37	9,834.210	9.80	96,375
Band 38	451,301.188	10.42	4,702,558
Band 39	117,944.184	10.30	1,214,825
Band 40	33,941.163	10.22	346,879
Band 41	46,047.367	9.32	429,161
Band 42	39,220.782	9.22	361,616
Band 43	83,037.186	9.14	758,960
Band 44	2,941.736	8.03	23,622
Band 45	30,198.664	7.73	233,436
Band 46	750,935.146	7.42	5,571,939
Band 47	68,891.943	7.38	508,423
Band 49	135,918.921	6.31	857,648
Band 50	5,008.244	6.85	34,306
Band 55	5,177.144	6.89	35,671
Band 56	16,369.411	6.60	108,038
	13,368,906.370		$ 115,666,015

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap Portfolio - Class S
Contracts in accumulation period:
Band 2	2,384.156	$ 8.53	$ 20,337
Band 4	78,222.622	9.55	747,026
Band 5	18,584.618	9.97	185,289
Band 6	1,200,311.065	8.37	10,046,604
Band 7	403,831.281	9.86	3,981,776
Band 8	725,122.599	8.31	6,025,769
Band 9	268,146.487	9.75	2,614,428
Band 10	1,350,204.660	8.01	10,815,139
Band 11	220,947.959	8.25	1,822,821
Band 12	43,054.378	8.23	354,338
Band 13	778,309.898	9.60	7,471,775
Band 14	887,215.339	8.18	7,257,421
Band 15	505,902.385	9.49	4,801,014
Band 16	55,912.411	8.12	454,009
Band 17	988,868.306	8.10	8,009,833
Band 18	3,915.618	8.08	31,638
Band 19	59,409.381	7.79	462,799
Band 20	284,208.725	7.94	2,256,617
Band 21	116,671.449	7.88	919,371
Band 26	259,992.257	10.24	2,662,321
Band 27	98,975.684	10.01	990,747
Band 28	44,399.685	9.89	439,113
Band 29	221,419.533	9.86	2,183,197
Band 30	133,845.871	9.64	1,290,274
Band 31	104,323.979	9.53	994,208
Band 32	2,885.279	9.32	26,891
Band 33	2,007.783	9.18	18,431
Band 34	5,057.258	9.07	45,869
Band 35	112,142.310	10.39	1,165,159
Band 36	8,669.630	10.24	88,777
Band 37	4,555.746	10.12	46,104
Band 38	211,658.532	10.49	2,220,298
Band 39	39,446.258	10.38	409,452
Band 40	14,706.052	10.29	151,325
Band 41	41,369.706	9.30	384,738
Band 42	29,427.845	9.20	270,736
Band 43	95,117.942	9.13	868,427
Band 44	3,587.509	7.96	28,557
Band 45	17,431.726	7.64	133,178
Band 46	634,598.382	7.04	4,467,573
Band 47	59,154.773	7.00	414,083
Band 49	105,119.404	6.26	658,047
Band 52	240.789	6.59	1,587
Band 55	3,008.152	6.57	19,764
Band 56	52,284.885	7.10	371,223
	10,296,650.307		$ 88,628,083

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company Portfolio - Class S
Contracts in accumulation period:
Band 2	1,362.107	$ 7.17	$ 9,766
Band 4	12,098.038	7.16	86,622
Band 5	2,476.782	7.15	17,709
Band 6	686,734.080	7.15	4,910,149
Band 7	366,888.436	7.15	2,623,252
Band 8	469,428.052	7.14	3,351,716
Band 9	15,038.801	7.14	107,377
Band 10	1,110,458.021	7.14	7,928,670
Band 11	175,100.748	7.13	1,248,468
Band 12	49,664.743	7.13	354,110
Band 13	703,122.842	7.13	5,013,266
Band 14	369,315.216	7.12	2,629,524
Band 15	317,964.824	7.12	2,263,910
Band 16	38,694.834	7.12	275,507
Band 17	456,277.945	7.11	3,244,136
Band 18	76.830	7.11	546
Band 19	83,826.399	7.11	596,006
Band 20	123,785.226	7.13	882,589
Band 21	9,512.926	7.12	67,732
Band 26	57,125.423	7.17	409,589
Band 27	44,143.940	7.16	316,071
Band 28	1,199.761	7.15	8,578
Band 29	17,444.173	7.15	124,726
Band 30	9,187.286	7.13	65,505
Band 31	1,880.076	7.12	13,386
Band 34	354.883	7.09	2,516
Band 35	38,103.100	10.54	401,607
Band 36	15,958.733	10.39	165,811
Band 37	3,638.081	10.28	37,399
Band 38	211,208.904	11.93	2,519,722
Band 39	66,562.746	11.80	785,440
Band 40	3,952.540	11.70	46,245
Band 41	574.129	7.13	4,094
Band 42	803.413	7.12	5,720
Band 43	10,600.541	7.11	75,370
Band 46	259,587.782	7.11	1,845,669
Band 47	79,231.163	7.10	562,541
Band 51	492.671	7.11	3,503
Band 56	66,240.325	7.16	474,281
Band 57	751.597	7.13	5,359
	5,880,868.117		$ 43,484,187

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
Contracts in accumulation period:
Band 2	236.854	$ 6.04	$ 1,431
Band 4	24,116.823	6.09	146,871
Band 5	50.078	6.02	301
Band 6	4,193,381.263	6.08	25,495,758
Band 7	252,301.988	6.08	1,533,996
Band 8	1,417,424.558	6.07	8,603,767
Band 9	19,770.786	6.07	120,009
Band 10	8,258,859.365	6.06	50,048,688
Band 11	712,855.355	6.06	4,319,903
Band 12	51,243.117	6.06	310,533
Band 13	996,625.202	6.05	6,029,582
Band 14	996,600.979	6.05	6,029,436
Band 15	2,551,491.350	6.05	15,436,523
Band 16	87,362.336	6.04	527,669
Band 17	1,266,237.000	6.04	7,648,071
Band 18	2,276.068	6.03	13,725
Band 19	7,761.521	6.03	46,802
Band 20	590,055.749	6.05	3,569,837
Band 21	20,629.046	6.04	124,599
Band 26	2,749.207	6.04	16,605
Band 29	10,450.973	6.01	62,810
Band 30	815.512	6.00	4,893
Band 35	39,610.525	6.12	242,416
Band 36	8,488.193	6.10	51,778
Band 38	46,057.911	6.10	280,953
Band 39	15,434.233	6.09	93,994
Band 40	11,508.354	6.08	69,971
Band 41	4,040.730	6.00	24,244
Band 46	1,557,930.383	6.03	9,394,320
Band 47	403,111.885	6.02	2,426,734
Band 54	4,395.546	6.04	26,549
Band 56	369,199.026	6.09	2,248,422
Band 57	17,821.422	6.06	107,998
Band 60	1,487.463	6.07	9,029
	23,942,380.801		$ 145,068,217
ING VP International Value Portfolio - Class S
Contracts in accumulation period:
Band 35	132,342.998	$ 11.26	$ 1,490,182
Band 36	22,384.040	11.10	248,463
Band 37	12,551.484	10.99	137,941
Band 38	407,629.885	12.29	5,009,771
Band 39	146,518.589	12.16	1,781,666
Band 40	18,963.511	12.06	228,700
	740,390.507		$ 8,896,723

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities Portfolio - Class S
Currently payable annuity contracts:	921.707	$ 6.79	$ 6,258
Contracts in accumulation period:
Band 1	33,839.254	6.50	219,955
Band 2	477,170.801	6.79	3,239,990
Band 3	2,777.508	6.61	18,359
Band 4	183,120.724	6.66	1,219,584
Band 5	186,891.525	6.63	1,239,091
Band 6	4,769,927.681	6.58	31,386,124
Band 7	4,001,366.104	6.56	26,248,962
Band 8	3,224,477.759	6.51	20,991,350
Band 9	809,490.377	6.48	5,245,498
Band 10	2,677,394.591	6.45	17,269,195
Band 11	4,131,153.362	6.43	26,563,316
Band 12	1,136,532.030	6.40	7,273,805
Band 13	2,730,319.829	6.38	17,419,441
Band 14	4,356,549.585	6.33	27,576,959
Band 15	576,020.918	6.31	3,634,692
Band 16	89,280.735	6.26	558,897
Band 17	1,518,336.803	6.23	9,459,238
Band 18	38,987.517	6.21	242,112
Band 19	187,910.461	6.16	1,157,528
Band 20	1,851,370.754	6.35	11,756,204
Band 21	180,807.586	6.28	1,135,472
Band 22	1,197.099	6.48	7,757
Band 23	13,983.677	6.48	90,614
Band 24	129.946	7.06	917
Band 25	85,632.741	6.84	585,728
Band 26	13,766.691	6.50	89,483
Band 27	2,864.301	6.48	18,561
Band 28	3,182.644	6.48	20,624
Band 29	26,884.082	6.47	173,940
Band 30	3,759.183	6.46	24,284
Band 31	3,230.310	6.45	20,835
Band 35	56,383.113	9.73	548,608
Band 36	11,130.671	9.60	106,854
Band 37	1,409.001	9.50	13,386
Band 38	258,709.308	11.41	2,951,873
Band 39	32,638.112	11.29	368,484
Band 40	7,397.421	11.20	82,851
Band 41	1,082.087	6.46	6,990
Band 42	333.364	6.45	2,150
Band 43	2,296.236	6.44	14,788
Band 44	323.362	6.43	2,079
Band 46	452,475.239	8.61	3,895,812
Band 47	33,559.138	8.55	286,931
Band 56	29,829.230	6.49	193,592
Band 57	9,781.528	6.46	63,189
	34,216,626.095		$ 223,432,360

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities Portfolio - Class S
Contracts in accumulation period:
Band 2	2,785.009	$ 5.85	$ 16,292
Band 4	20,110.209	5.74	115,433
Band 5	105,140.117	5.72	601,401
Band 6	1,257,982.266	5.68	7,145,339
Band 7	1,241,548.069	5.65	7,014,747
Band 8	243,159.340	5.61	1,364,124
Band 9	81,596.084	5.59	456,122
Band 10	749,439.625	5.57	4,174,379
Band 11	420,053.318	5.54	2,327,095
Band 12	376,713.170	5.52	2,079,457
Band 13	732,042.438	5.50	4,026,233
Band 14	1,431,239.828	5.46	7,814,569
Band 15	248,211.752	5.44	1,350,272
Band 16	38,815.457	5.40	209,603
Band 17	675,838.879	5.37	3,629,255
Band 18	24,092.452	5.35	128,895
Band 19	96,247.458	5.31	511,074
Band 20	886,018.615	5.48	4,855,382
Band 21	108,307.845	5.42	587,029
Band 25	52,429.281	5.90	309,333
Band 26	3,749.909	9.43	35,362
Band 27	428.970	9.32	3,998
Band 28	685.100	9.27	6,351
Band 29	4,363.335	9.25	40,361
Band 30	8,447.404	9.15	77,294
Band 31	882.957	9.10	8,035
Band 35	32,671.420	5.97	195,048
Band 36	5,247.090	5.88	30,853
Band 38	68,491.590	11.04	756,147
Band 39	13,608.310	10.92	148,603
Band 40	4,831.183	10.84	52,370
Band 41	3,287.499	9.15	30,081
Band 42	83.033	9.08	754
Band 43	8,681.601	9.03	78,395
Band 44	362.624	8.91	3,231
Band 46	155,144.891	8.22	1,275,291
Band 47	17,959.640	8.17	146,730
	9,120,697.768		$ 51,604,938

268

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced Portfolio - Class S
Contracts in accumulation period:
Band 4	2,972.770	$ 7.73	$ 22,980
Band 7	11,793.447	7.68	90,574
Band 9	59,994.586	7.65	458,959
Band 10	16,820.829	7.64	128,511
Band 13	10,036.377	7.61	76,377
Band 15	14,277.071	7.58	108,220
Band 20	775.507	7.60	5,894
Band 21	27,215.923	7.57	206,025
Band 26	44,099.629	7.79	343,536
Band 27	14,734.398	7.73	113,897
Band 28	3,819.731	7.69	29,374
Band 29	60,388.526	7.68	463,784
Band 30	19,505.172	7.62	148,629
Band 31	24,620.709	7.59	186,871
Band 32	2,473.173	7.53	18,623
Band 34	427.737	7.46	3,191
Band 35	54,571.746	10.25	559,360
Band 36	7,381.210	10.14	74,845
Band 37	13,190.171	10.05	132,561
Band 38	230,198.849	9.87	2,272,063
Band 39	55,562.171	9.76	542,287
Band 40	19,557.781	9.68	189,319
Band 41	16,564.601	7.62	126,222
Band 42	3,315.682	7.58	25,133
Band 43	9,617.415	7.55	72,611
	723,915.211		$ 6,399,846
ING VP Intermediate Bond Portfolio - Class S
Contracts in accumulation period:
Band 1	7,552.108	$ 11.65	$ 87,982
Band 2	58,000.508	11.49	666,426
Band 3	332.857	11.23	3,738
Band 4	410,808.392	11.30	4,642,135
Band 5	105,256.436	11.26	1,185,187
Band 6	14,692,504.660	11.19	164,409,127
Band 7	3,181,205.250	11.15	35,470,439
Band 8	7,875,077.447	11.08	87,255,858
Band 9	1,103,078.673	11.04	12,177,989
Band 10	21,077,749.450	11.00	231,855,244
Band 11	2,254,148.761	10.96	24,705,470
Band 12	570,876.390	10.93	6,239,679
Band 13	6,841,165.399	10.89	74,500,291
Band 14	8,478,762.976	10.82	91,740,215
Band 15	5,718,407.053	10.78	61,644,428
Band 16	949,444.717	10.71	10,168,553
Band 17	5,918,589.514	10.67	63,151,350
Band 18	110,251.397	10.63	1,171,972
Band 19	115,151.209	10.56	1,215,997

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Intermediate Bond Portfolio - Class S
(continued)
Band 20	2,271,230.735	$ 10.85	$ 24,642,853
Band 21	401,439.683	10.74	4,311,462
Band 25	32,544.702	11.57	376,542
Band 26	1,471,381.092	9.87	14,522,531
Band 27	525,103.218	9.76	5,125,007
Band 28	173,034.984	9.70	1,678,439
Band 29	2,359,809.385	9.68	22,842,955
Band 30	1,236,734.463	9.57	11,835,549
Band 31	780,146.582	9.52	7,426,995
Band 32	43,426.322	9.42	409,076
Band 33	11,136.462	9.35	104,126
Band 34	49,209.127	9.29	457,153
Band 35	451,148.619	11.69	5,273,927
Band 36	83,654.260	11.53	964,534
Band 37	27,343.538	11.42	312,263
Band 38	4,087,995.855	10.62	43,414,516
Band 39	867,103.989	10.51	9,113,263
Band 40	364,084.306	10.42	3,793,758
Band 41	40,982.714	9.58	392,614
Band 42	46,592.660	9.51	443,096
Band 43	235,008.018	9.45	2,220,826
Band 44	5,595.630	9.32	52,151
Band 45	16,866.163	9.27	156,349
Band 46	7,660,459.852	9.43	72,238,136
Band 47	966,669.709	9.37	9,057,695
Band 49	134,135.013	9.14	1,225,994
Band 50	27,901.943	9.68	270,091
Band 51	22,926.699	9.61	220,326
Band 52	7,985.057	9.77	78,014
Band 53	3,623.682	9.71	35,186
Band 54	11,623.158	9.63	111,931
Band 55	54,804.825	9.74	533,799
Band 56	721,576.799	8.92	6,436,465
Band 57	6,015.901	8.88	53,421
Band 58	953.044	8.85	8,434
Band 59	374.227	8.83	3,304
Band 60	2,927.812	8.88	25,999
Band 64	366.814	9.08	3,331
	104,672,280.239		$ 1,122,464,191
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
Contracts in accumulation period:
Band 22	155.268	$ 10.52	$ 1,633
Band 23	3,625.515	10.31	37,379
	3,780.783		$ 39,012

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Legg Mason Partners Variable Investors Portfolio
Contracts in accumulation period:
Band 22	555.225	$ 6.19	$ 3,437
Band 23	11,345.235	6.17	70,000
	11,900.460		$ 73,437
Legg Mason Partners Variable High Income Portfolio
Contracts in accumulation period:
Band 22	141.069	$ 11.92	$ 1,682
Band 23	4,205.864	11.67	49,082
	4,346.933		$ 50,764
Legg Mason Partners Variable Money Market
Portfolio
Contracts in accumulation period:
Band 23	1,680.171	$ 13.54	$ 22,750

Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
Contracts in accumulation period:
Band 35	26,846.182	$ 11.63	$ 312,221
Band 36	3,029.267	11.55	34,988
Band 37	867.141	11.48	9,955
Band 38	34,470.601	11.52	397,101
Band 39	3,297.267	11.44	37,721
Band 40	2,594.999	11.38	29,531
	71,105.457		$ 821,517
PIMCO Real Return Portfolio - Administrative Class
Contracts in accumulation period:
Band 35	179,788.321	$ 10.18	$ 1,830,245
Band 36	50,390.521	10.10	508,944
Band 37	2,540.246	10.05	25,529
Band 38	403,614.193	10.08	4,068,431
Band 39	69,453.660	10.01	695,231
Band 40	38,837.459	9.95	386,433
	744,624.400		$ 7,514,813
Pioneer Equity Income VCT Portfolio - Class II
Contracts in accumulation period:
Band 35	216,782.324	$ 10.12	$ 2,193,837
Band 36	30,143.507	9.98	300,832
Band 37	24,244.514	9.87	239,293
Band 38	713,196.574	11.28	8,044,857
Band 39	183,805.263	11.16	2,051,267
Band 40	44,585.940	11.07	493,566
	1,212,758.122		$ 13,323,652

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Small Cap Value VCT Portfolio - Class II
Contracts in accumulation period:
Band 4	16,392.576	$ 5.99	$ 98,192
Band 7	3,282.921	5.96	19,566
Band 9	47,104.190	5.94	279,799
Band 10	15,624.831	5.93	92,655
Band 13	10,802.949	5.91	63,845
Band 15	20,256.344	5.88	119,107
Band 20	2,260.086	5.90	13,335
Band 21	14,233.546	5.88	83,693
Band 26	81,892.066	6.04	494,628
Band 27	49,497.344	5.99	296,489
Band 28	4,989.283	5.97	29,786
Band 29	71,279.985	5.96	424,829
Band 30	35,266.174	5.92	208,776
Band 31	19,339.786	5.89	113,911
Band 32	282.125	5.85	1,650
Band 33	948.033	5.82	5,518
Band 34	556.074	5.79	3,220
Band 41	1,163.005	5.92	6,885
Band 42	1,647.360	5.89	9,703
Band 43	3,766.145	5.86	22,070
Band 45	219.991	5.78	1,272
	400,804.814		$ 2,388,929

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Bull
Contracts in accumulation period:
Band 4	106.501	$ 6.39	$ 681
Band 5	6,123.590	6.36	38,946
Band 6	178,757.333	6.31	1,127,959
Band 7	417,520.496	6.29	2,626,204
Band 8	55,097.338	6.24	343,807
Band 9	9,218.849	6.21	57,249
Band 10	153,083.719	6.19	947,588
Band 11	105,710.637	6.17	652,235
Band 12	77,466.412	6.14	475,644
Band 13	169,003.351	6.12	1,034,301
Band 14	571,347.418	6.07	3,468,079
Band 15	30,664.651	6.05	185,521
Band 16	1,006.408	6.00	6,038
Band 17	130,327.855	5.98	779,361
Band 18	17,847.274	5.95	106,191
Band 19	22,956.262	5.91	135,672
Band 20	272,166.038	6.09	1,657,491
Band 21	10,875.352	6.02	65,470
Band 26	2,122.366	6.53	13,859
Band 27	920.625	6.38	5,874
Band 28	116.724	6.31	737
Band 29	19,260.393	6.29	121,148
Band 30	2,210.818	6.14	13,574
Band 31	564.468	6.07	3,426
Band 38	8.513	7.15	61
Band 41	2,251.394	8.22	18,506
Band 45	86.253	7.19	620
Band 46	23,667.121	6.96	164,723
	2,280,488.159		$ 14,050,965

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Europe 30
Contracts in accumulation period:
Band 4	7,465.072	$ 7.27	$ 54,271
Band 5	6,271.320	7.24	45,404
Band 6	152,071.253	7.19	1,093,392
Band 7	176,707.297	7.16	1,265,224
Band 8	40,964.921	7.10	290,851
Band 9	7,317.169	7.08	51,806
Band 10	111,818.494	7.05	788,320
Band 11	103,741.866	7.02	728,268
Band 12	51,596.681	6.99	360,661
Band 13	74,237.350	6.97	517,434
Band 14	262,465.876	6.91	1,813,639
Band 15	76,510.369	6.88	526,391
Band 16	12,238.284	6.83	83,587
Band 17	125,338.899	6.80	852,305
Band 18	1,003.696	6.78	6,805
Band 19	15,188.012	6.72	102,063
Band 20	98,592.065	6.94	684,229
Band 21	15,064.226	6.86	103,341
Band 25	363.886	7.47	2,718
Band 26	8,225.493	7.44	61,198
Band 27	161.165	7.27	1,172
Band 28	306.955	7.19	2,207
Band 29	9,169.200	7.16	65,651
Band 30	1,645.150	6.99	11,500
Band 31	6,106.951	6.91	42,199
Band 41	404.567	10.32	4,175
Band 42	2,933.289	10.21	29,949
Band 43	1,784.978	10.12	18,064
Band 46	25,278.168	7.50	189,586
Band 47	5,574.569	7.45	41,531
	1,400,547.221		$ 9,837,941

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ProFund VP Rising Rates Opportunity
Contracts in accumulation period:
Band 2	589.251	$ 4.74	$ 2,793
Band 4	7,278.613	4.68	34,064
Band 5	1,824.334	4.67	8,520
Band 6	402,662.228	4.64	1,868,353
Band 7	238,350.486	4.63	1,103,563
Band 8	230,570.872	4.60	1,060,626
Band 9	49,778.828	4.59	228,485
Band 10	369,402.666	4.58	1,691,864
Band 11	144,442.028	4.57	660,100
Band 12	26,318.714	4.55	119,750
Band 13	175,732.907	4.54	797,827
Band 14	312,095.022	4.52	1,410,669
Band 15	112,208.133	4.50	504,937
Band 16	13,970.304	4.48	62,587
Band 17	173,124.765	4.47	773,868
Band 18	2,581.742	4.45	11,489
Band 19	18,341.910	4.43	81,255
Band 20	248,146.850	4.53	1,124,105
Band 21	32,374.160	4.49	145,360
Band 26	38,391.684	4.75	182,360
Band 27	7,020.013	4.68	32,854
Band 28	6,804.938	4.64	31,575
Band 29	85,737.197	4.63	396,963
Band 30	22,248.178	4.55	101,229
Band 31	25,040.569	4.52	113,183
Band 41	10,634.481	4.55	48,387
Band 42	13,366.530	4.51	60,283
Band 43	4,655.826	4.47	20,812
Band 44	783.933	4.66	3,653
Band 45	4,048.753	4.65	18,827
Band 46	87,871.633	5.47	480,658
Band 47	3,956.886	5.43	21,486
	2,870,354.434		$ 13,202,485
Wells Fargo Advantage Asset Allocation Fund
Contracts in accumulation period:
Band 6	25,207.679	$ 9.65	$ 243,254
Band 10	112,730.976	9.52	1,073,199
Band 14	49,587.503	9.40	466,123
Band 17	21,233.678	9.30	197,473
Band 46	1,118.378	8.28	9,260
	209,878.214		$ 1,989,309

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage C&B Large Cap Value Fund
Contracts in accumulation period:
Band 6	1,929.472	$ 9.01	$ 17,385
Band 10	10,801.462	8.89	96,025
Band 14	6,092.924	8.78	53,496
Band 15	2,288.816	8.75	20,027
Band 17	2,348.342	8.68	20,384
Band 46	3,362.011	7.50	25,215
	26,823.027		$ 232,532
Wells Fargo Advantage Equity Income Fund
Contracts in accumulation period:
Band 10	10,643.002	$ 8.97	$ 95,468
Band 14	8,281.079	8.85	73,288
Band 17	33,166.679	8.76	290,540
Band 20	5,740.396	8.87	50,917
Band 46	2,495.696	7.56	18,867
	60,326.852		$ 529,080
Wells Fargo Advantage Large Company Growth Fund
Contracts in accumulation period:
Band 6	1,364.185	$ 7.02	$ 9,577
Band 10	61,500.022	6.93	426,195
Band 14	29,984.577	6.84	205,095
Band 15	9,066.897	6.82	61,836
Band 17	64,807.126	6.76	438,096
Band 20	8,505.615	6.85	58,263
Band 21	419.797	6.80	2,855
Band 46	16,172.005	6.53	105,603
	191,820.224		$ 1,307,520
Wells Fargo Advantage Money Market Fund
Contracts in accumulation period:
Band 10	2,280.973	$ 10.60	$ 24,178
Band 14	1,757.038	10.46	18,379
	4,038.011		$ 42,557
Wells Fargo Advantage Small Cap Growth Fund
Contracts in accumulation period:
Band 6	2,220.962	$ 9.82	$ 21,810
Band 10	15,389.617	9.69	149,125
Band 14	8,501.248	9.56	81,272
Band 17	15,439.188	9.46	146,055
Band 20	1,804.673	9.59	17,307
Band 46	437.961	8.28	3,626
	43,793.649		$ 419,195

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Wells Fargo Advantage Total Return Bond Fund
Contracts in accumulation period:
Band 6	18,859.093	$ 11.34	$ 213,862
Band 10	30,595.458	11.20	342,669
Band 14	22,762.067	11.05	251,521
Band 15	1,943.477	11.02	21,417
Band 17	5,835.857	10.93	63,786
Band 46	12,866.809	10.52	135,359
	92,862.761		$ 1,028,614

Bands	Products
Band 1	Golden VAC 80, ING GoldenSelect DVA 080
Band 2	Global Syndicate, Golden VAC 100, ING GoldenSelect DVA, ING GoldenSelect DVA 100
Band 3	ING GoldenSelect DVA Series 100
Band 4	ING GoldenSelect DVA Plus - Standard (pre February 2000), ING SmartDesign Signature
Variable Annuity Option Package I, ING Golden Select DVA Plus 125, ING SmartDesign
Signature Variable Annuity 125
Band 5	ING GoldenSelect DVA Plus - Standard (post January 2000 & post 2000), ING Golden Select
DVA Plus 130
Band 6	First Union Variable Annuity, Fleet Premium Plus 140, ING GoldenSelect DVA Plus - Annual
Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and post January 2000), ING
GoldenSelect Access - Standard (pre February 2000), ING GoldenSelect Premium Plus -
Standard (pre February 2000), ING GoldenSelect ES II (pre 2001), ING GoldenSelect ES II -
Standard (post 2000), Generations - Standard, ING GoldenSelect Opportunities - Standard,
WellsFargo ING Opportunities - Standard, ING Golden Select DVA Plus 140, ING
GoldenSelect Access 140, ING GoldenSelect ESII 140, ING GoldenSelect Generations
Variable Annuity 140, ING GoldenSelect Opportunities Variable 140, ING GoldenSelect
Premium Plus 140, Wells Fargo ING Opportunities Variable Annuity 140
Band 7	Fleet Premium Plus 145, ING GoldenSelect DVA Plus - Annual Ratchet (post January 2000),
ING GoldenSelect DVA Plus - 5.5% Solution (post 2000), ING GoldenSelect Access -
Standard (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Standard (post
January 2000 and post 2000), ING GoldenSelect ES II - Deferred Ratchet (post 2000), ING
GoldenSelect Generations - Deferred Ratchet, ING GoldenSelect Opportunities Variable 145;
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145, Fleet Premium Plus 145, ING Golden Select DVA Plus 145, ING GoldenSelect
Access 145, ING GoldenSelect ESII 145, ING GoldenSelect Generations Variable Annuity
145, ING GoldenSelect Opportunities Variable 145, ING GoldenSelect Premium Plus 145,
ING SmartDesign Signature Variable Annuity 145, Wells Fargo ING Opportunities Variable
Annuity 145
Band 8	Fleet Premium Plus 155, ING Golden Select DVA Plus 155, ING Golden Select DVA Plus -
7% Solution (pre February 2000), ING Golden Select DVA Plus - Annual Ratchet (post 2000),
ING GoldenSelect DVA Plus - Max 5.5 (post January 2000), ING GoldenSelect Access -
Annual Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ING
GoldenSelect Premium Plus - Annual Ratchet (pre February 2000) and 5.5% Solution (pre
February 2000), ING GoldenSelect ES II - 5.5% Solution (post 2000), Opportunities - 5.5%
Solution; Wells Fargo ING Opportunities Variable Annuity 155, ING GoldenSelect Access
155, ING GoldenSelect ESII 155, ING GoldenSelect Generations Variable Annuity 155, ING
GoldenSelect Opportunities Variable 155, ING GoldenSelect Premium Plus 155

277

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 9	Fleet Premium Plus 160, ING GoldenSelect DVA Plus - Max 5.5 (post 2000), ING
GoldenSelect Access - Annual Ratchet (post January 2000), ING Golden Select Access - 5.5%
Solution (post January 2000 and post 2000), ING GoldenSelect Premium Plus - Annual
Ratchet (post January 2000), ING GoldenSelect Premium Plus - 5.5% Solution (post January
2000 and post 2000), ING SmartDesign Advantage Variable Annuity 160, ING SmartDesign
Signature Variable Annuity 160, ING Golden Select DVA Plus 160, ING GoldenSelect Access
160, ING GoldenSelect Premium Plus 160
Band 10	ING GoldenSelect DVA Plus - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect ES II - Annual Ratchet (post 2000), ING GoldenSelect Generations - Annual
Ratchet, ING GoldenSelect Landmark - Standard, ING GoldenSelect Legends – Standard,
Wells Fargo ING Landmark - Standard, Wells Fargo ING Landmark Variable Annuity 165,
ING GoldenSelect Opportunities - Annual Ratchet, WellsFargo ING Opportunities - Annual
Ratchet, ING SmartDesign Advantage Variable Annuity 165, ING Golden Select DVA Plus
165, ING GoldenSelect ESII 165, ING GoldenSelect Generations Variable Annuity 165, ING
GoldenSelect Landmark Variable Annuity 165, ING GoldenSelect Legends - Standard, ING
GoldenSelect Opportunities Variable 165, ING Simplicity Variable Annuity125, Wells Fargo
ING Opportunities Variable Annuity 165
Band 11	Fleet Premium Plus 170, ING GoldenSelect Access - 7% Solution (pre February 2000), ING
GoldenSelect Access - Annual Ratchet (post 2000), ING GoldenSelect Access - Max 5.5 (post
January 2000), ING GoldenSelect DVA Plus - Annual Ratchet (post 2000), ING Golden Select
DVA Plus 155, ING GoldenSelect ES II - Max 5.5 (post 2000), ING GoldenSelect Premium
Plus - 7% Solution (pre February 2000), ING GoldenSelect Premium Plus - Annual Ratchet
(post 2000), ING Golden Select Premium Plus - Max 5.5 (post January 2000), ING Golden
Select Opportunities - Max 5.5, Wells Fargo Opportunities - Max 5.5, ING GoldenSelect
Access 170, ING GoldenSelect ESII 170, ING GoldenSelect Generations Variable Annuity
170, ING GoldenSelect Opportunities Variable 170, ING GoldenSelect Premium Plus 170,
Wells Fargo ING Opportunities Variable Annuity 170
Band 12	ING Golden Select Access - Max 5.5 (post 2000), ING Golden Select DVA Plus - Max 7 (post
January 2000 and post 2000), ING GoldenSelect Premium Plus - Max 5.5 (post 2000), ING
GoldenSelect ES II - 7% Solution (post 2000), ING GoldenSelect Generations - 7% Solution,
ING Golden Select Opportunities - 7% Solution, Wells Fargo ING Opportunities Variable
Annuity 175, ING Golden Select DVA Plus 175, ING GoldenSelect Access 175, ING
GoldenSelect DVA Plus, ING GoldenSelect ESII 175, ING GoldenSelect Generations Variable
Annuity 175, ING GoldenSelect Opportunities Variable 175, ING GoldenSelect Premium Plus
175
Band 13	ING GoldenSelect Access - 7% Solution (post January 2000 and post 2000), ING
GoldenSelect Access - Standard (post April 2001), ING GoldenSelect Generations Variable
Annuity 150, ING GoldenSelect Premium Plus - 7% Solution (post January 2000 and post
2000), ING GoldenSelect Landmark - 5.5% Solution, ING SmartDesign Advantage Variable
Annuity, Wells Fargo ING Landmark - 5.5% Solution, Wells Fargo ING Opportunities
Variable Annuity 180, Fleet Premium Plus 180, ING GoldenSelect Access 180, ING
GoldenSelect ESII 180, ING GoldenSelect Generations Variable Annuity 180, ING
GoldenSelect Landmark Variable Annuity 180, ING GoldenSelect Opportunities Variable 180,
ING GoldenSelect Premium Plus 180, ING SmartDesign Advantage Variable Annuity 180,
Wells Fargo ING Landmark Variable Annuity 180
Band 14	Fleet Premium Plus 190, ING GoldenSelect Access - Max 7 (post January 2000 and post
2000), ING GoldenSelect Landmark - Annual Ratchet, ING GoldenSelect Legends – Quarterly,
ING GoldenSelect Premium Plus - Max 7 (post January 2000 and post 2000), ING
GoldenSelect Premium Plus, ING GoldenSelect Premium Plus (Citigroup/Smith Barney),
Wells Fargo ING Landmark - Annual Ratchet, ING GoldenSelect Access 190, ING
GoldenSelect Landmark Variable Annuity 190, ING GoldenSelect Legends - Quarterly, ING
GoldenSelect Premium Plus 190, Wells Fargo ING Landmark Variable Annuity 190

278

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 15	ING GoldenSelect Access - 5.5% Solution (post April 2001), ING GoldenSelect ES II 195,
ING GoldenSelect Generations Variable Annuity 195, ING GoldenSelect Landmark - Max 5.5,
ING GoldenSelect Legends –WA Combo, ING Golden Select Opportunities Variable 195,
ING GoldenSelect Opportunities Variable 195, ING GoldenSelect Premium Plus 195, ING
SmartDesign Advantage, ING SmartDesign Advantage Variable Annuity 195, ING
SmartDesign Signature Variable Annuity, ING SmartDesign Signature Variable Annuity 195,
Wells Fargo ING Landmark - Max 5.5, Wells Fargo ING Opportunities Variable Annuity 195,
ING GoldenSelect Access 195, ING GoldenSelect Landmark Variable Annuity 195, ING
SmartDesign Signature Variable Annuity 195, Wells Fargo ING Landmark Variable Annuity
195
Band 16	ING GoldenSelect Access - Annual Ratchet (post April 2001), ING GoldenSelect Landmark
Variable Annuity 205, Wells Fargo ING Landmark Variable Annuity 205, ING GoldenSelect
Access 205, ING GoldenSelect Legends 205
Band 17	ING GoldenSelect Access - Max 5.5 (post April 2001), ING GoldenSelect Landmark
(Citigroup/Smith Barney), ING GoldenSelect Landmark - Max 7, ING GoldenSelect Legends –
Combo, ING GoldenSelect Premium Plus 210, Wells Fargo ING Landmark Variable Annuity,
Wells Fargo Landmark - Max 7, ING GoldenSelect Access 210, ING GoldenSelect Landmark
Variable Annuity 210, Wells Fargo ING Landmark Variable Annuity 210
Band 18	ING GoldenSelect Access - 7% Solution (post April 2001), ING GoldenSelect Access 215
Band 19	ING GoldenSelect Access, ING GoldenSelect Access (Citigroup/Smith Barney), ING
GoldenSelect Access - Max 7 (post April 2001) ING SmartDesign Advantage Variable
Annuity 225, ING GoldenSelect Access 225
Band 20	ING GoldenSelect ESII, ING GoldenSelect ES II - Max 7 (post 2000), ING GoldenSelect
Generations, ING GoldenSelect Generations - Max 7, ING GoldenSelect Opportunities, ING
GoldenSelect Opportunities - Max 7, ING SmartDesign Advantage Variable Annuity 185,
Wells Fargo ING Opportunities Variable Annuity, Wells Fargo ING Opportunities - Max 7,
ING GoldenSelect ESII 185, ING GoldenSelect Generations Variable Annuity 185, ING
GoldenSelect Opportunities Variable 185, Wells Fargo ING Opportunities Variable Annuity
185
Band 21	ING GoldenSelect Landmark - 7% Solution, ING SmartDesign Advantage Variable Annuity
200, Wells Fargo ING Landmark - 7% Solution, ING GoldenSelect Landmark Variable
Annuity 200, Wells Fargo ING Landmark Variable Annuity 200
Band 22	Granite PrimElite - Standard, ING GoldenSelect Granite PrimElite 125
Band 23	ING GoldenSelect Granite PrimElite - Annual Ratchet; ING GoldenSelect Granite PrimElite
140
Band 24	ING GoldenSelect Access One
Band 25	ING GoldenSelect Value
Band 26	ING SmartDesign Variable Annuity Option I, ING SmartDesign Variable Annuity 095
Band 27	ING SmartDesign Variable Annuity Option II, ING SmartDesign Variable Annuity 125
Band 28	ING SmartDesign Variable Annuity, ING SmartDesign Variable Annuity Option III, ING
SmartDesign Variable Annuity 140
Band 29	ING SmartDesign Variable Annuity Bonus Option I, ING SmartDesign Variable Annuity 145
Band 30	ING SmartDesign Variable Annuity Bonus Option II, ING SmartDesign Variable Annuity 175
Band 31	ING SmartDesign Variable Annuity Bonus Option III, ING SmartDesign Variable Annuity 190
Band 32	ING SmartDesign Advantage Bonus Option I, ING SmartDesign Advantage Variable Annuity
220
Band 33	ING SmartDesign Advantage Bonus Option II, ING SmartDesign Advantage Variable Annuity
240

279

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Bands	Products
Band 34	ING SmartDesign Advantage Bonus Option III, ING SmartDesign Advantage Variable
Annuity 255
Band 35	ING Rollover Choice Option I (prior to August 7, 2003), ING Focus VA Option I, ING Focus
Variable Annuity 075, ING Rollover Choice 075
Band 36	ING Rollover Choice Option II (prior to August 7, 2003), ING Focus VA Option I, ING Focus
VA Option II, ING Focus Variable Annuity 095, ING Rollover Choice 095
Band 37	ING Rollover Choice Option III (prior to August 7, 2003), ING Rollover Choice 110
Band 38	ING Rollover Choice Option I, ING Rollover Choice 100
Band 39	ING Rollover Choice Option II, ING Rollover Choice 120
Band 40	ING Rollover Choice Option III, ING Rollover Choice 135
Band 41	ING SmartDesign Signature Option I, ING SmartDesign Signature Variable Annuity 175
Band 42	ING SmartDesign Signature Option II, ING SmartDesign Signature Variable Annuity 210
Band 43	ING SmartDesign Signature Option III
Band 44	ING SmartDesign Advantage Variable Annuity 245
Band 45	ING SmartDesign Advantage Variable Annuity 260
Band 46	ING GoldenSelect Landmark Variable Annuity 220, ING GoldenSelect Legends 220, Wells
Fargo ING Landmark Variable Annuity 220
Band 47	ING GoldenSelect Access 235
Band 49	ING Simplicity Variable Annuity 200
Band 50	ING Architect Variable Annuity 180
Band 51	ING Architect Variable Annuity 210
Band 52	ING Architect Variable Annuity 145
Band 53	ING Architect Variable Annuity 170
Band 54	ING Architect Variable Annuity 200
Band 55	ING Architect Variable Annuity 155
Band 56	ING Architect Variable Annuity 115
Band 57	ING Architect Variable Annuity 170
Band 58	ING Architect Variable Annuity 195
Band 59	ING Architect Variable Annuity 225
Band 60	ING Architect Variable Annuity 160
Band 61	ING Architect Variable Annuity 185
Band 62	ING Architect Variable Annuity 215
Band 64	ING Architect Variable Annuity 200

280

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

10.	Financial Highlights

A summary of unit values, units outstanding and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, follows:

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
AIM V.I. Leisure Fund - Series I Shares
2008	2,328	$6.53	to	$8.11	$17,862	1.00%	0.95%	to	2.60%	-44.54%	to	-43.60%
2007	3,083	$11.74	to	$14.38	$42,305	1.58%	0.95%	to	2.60%	-3.39%	to	-1.78%
2006	3,723	$12.12	to	$14.64	$52,417	1.08%	0.95%	to	2.60%	21.32%	to	23.44%
2005	4,687	$9.96	to	$11.86	$53,911	1.11%	0.95%	to	2.60%	-3.68%	to	-2.15%
2004	4,713	$10.86	to	$12.18	$55,920	0.37%	0.95%	to	2.60%	10.48%	to	12.33%
BlackRock Global Allocation V.I. Fund - Class III
2008	49,903	$7.92	to	$8.02	$397,800	(e)	0.95%	to	2.60%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
Columbia Asset Allocation Fund, Variable Series -
Class A
2008	23	$11.19	to	$11.45	$262	3.66%	1.40%	to	1.80%	-29.62%	to	-29.36%
2007	41	$15.82	to	$16.21	$668	2.48%	1.40%	to	1.90%	7.11%	to	7.64%
2006	36	$14.77	to	$15.06	$540	2.44%	1.40%	to	1.90%	9.65%	to	10.25%
2005	38	$13.47	to	$13.66	$523	2.49%	1.40%	to	1.90%	4.65%	to	5.08%
2004	46	$12.91	to	$13.00	$601	2.33%	1.40%	to	1.80%	8.03%	to	8.42%
Columbia Federal Securities Fund, Variable Series -
Class A
2008	2	$11.69	to	$11.93	$27	9.35%	1.45%	to	1.80%	6.18%	to	6.52%
2007	7	$11.01	to	$11.23	$80	6.21%	1.40%	to	1.80%	4.26%	to	4.76%
2006	8	$10.56	to	$10.72	$81	5.54%	1.40%	to	1.80%	1.83%	to	2.29%
2005	8	$10.37	to	$10.48	$85	5.71%	1.40%	to	1.80%	0.78%	to	1.06%
2004	9	$10.29	to	$10.37	$90	5.65%	1.40%	to	1.80%	2.38%	to	2.78%

			281

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Columbia Large Cap Growth Fund, Variable Series -
Class A
2008	34	$7.52	to	$7.67	$258	0.27%	1.40%	to	1.90%	-41.57%	to	-41.26%
2007	37	$12.87	to	$13.06	$484	0.39%	1.40%	to	1.90%	13.49%	to	14.16%
2006	48	$11.34	to	$11.44	$547	0.35%	1.40%	to	1.90%	8.21%	to	8.65%
2005	49	$10.48	to	$10.53	$515	(b)	1.40%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Columbia Small Cap Value Fund, Variable Series -
Class B
2008	10,670	$8.24	to	$14.06	$141,739	0.46%	0.95%	to	2.45%	-29.89%	to	-28.85%
2007	13,631	$11.74	to	$19.82	$256,889	0.27%	0.95%	to	2.60%	-5.11%	to	-3.56%
2006	16,991	$12.34	to	$20.60	$335,177	0.34%	0.95%	to	2.60%	16.24%	to	18.25%
2005	20,661	$10.59	to	$17.48	$348,817	-	0.95%	to	2.60%	3.09%	to	4.17%
2004	14,445	$16.50	to	$16.78	$240,424	0.50%	1.25%	to	2.25%	19.83%	to	21.00%
Columbia Small Company Growth Fund, Variable
Series - Class A
2008	4	$11.79	to	$12.07	$51	-	1.40%	to	1.80%	-41.89%	to	-41.63%
2007	4	$20.29	to	$20.68	$91	-	1.40%	to	1.80%	11.42%	to	11.84%
2006	4	$18.21	to	$18.49	$82	-	1.40%	to	1.80%	10.36%	to	10.85%
2005	5	$16.50	to	$16.68	$78	-	1.40%	to	1.80%	0.86%	to	1.28%
2004	5	$16.36	to	$16.47	$81	-	1.40%	to	1.80%	9.50%	to	9.95%
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2008	22,259	$6.01	to	$9.10	$167,056	2.07%	0.75%	to	2.60%	-44.30%	to	-43.24%
2007	28,026	$11.47	to	$16.08	$373,387	1.66%	0.75%	to	2.60%	-1.39%	to	0.50%
2006	28,119	$11.61	to	$16.03	$376,023	2.91%	0.75%	to	2.60%	16.83%	to	19.05%
2005	24,383	$10.48	to	$13.50	$276,545	1.36%	0.75%	to	2.60%	2.87%	to	4.79%
2004	22,427	$10.58	to	$12.92	$245,414	1.17%	0.75%	to	2.60%	8.40%	to	10.38%
Fidelity® VIP Contrafund® Portfolio - Service Class 2
2008	72,902	$5.89	to	$11.12	$656,498	0.94%	0.75%	to	2.60%	-44.18%	to	-43.14%
2007	57,227	$12.58	to	$19.59	$922,587	0.87%	0.75%	to	2.60%	14.18%	to	16.41%
2006	39,889	$10.97	to	$16.87	$561,251	1.09%	0.75%	to	2.60%	8.54%	to	10.61%
2005	20,525	$11.89	to	$15.29	$267,908	0.04%	0.75%	to	2.60%	13.64%	to	15.83%
2004	3,777	$10.75	to	$13.24	$46,859	0.15%	0.75%	to	2.60%	12.23%	to	14.31%

			282

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Franklin Small Cap Value Securities Fund - Class 2
2008	611	$11.40	to	$11.94	$7,246	1.14%	0.75%	to	1.35%	-33.92%	to	-33.50%
2007	479	$17.21	to	$18.00	$8,548	0.71%	0.75%	to	1.35%	-3.75%	to	-3.14%
2006	304	$17.83	to	$18.63	$5,563	0.60%	0.75%	to	1.35%	15.42%	to	16.12%
2005	152	$15.41	to	$16.08	$2,400	0.59%	0.75%	to	1.35%	7.34%	to	7.94%
2004	69	$14.39	to	$14.94	$1,018	0.16%	0.75%	to	1.35%	22.57%	to	22.82%
ING AllianceBernstein Mid Cap Growth Portfolio -
Service Class
2008	17,268	$5.84	to	$12.76	$191,587	-	0.90%	to	2.60%	-47.80%	to	-46.90%
2007	20,249	$11.37	to	$24.03	$431,682	-	0.90%	to	2.60%	7.97%	to	9.88%
2006	21,366	$10.48	to	$22.11	$423,458	-	0.80%	to	2.60%	-0.88%	to	0.96%
2005	23,276	$10.58	to	$21.90	$465,921	-	0.80%	to	2.60%	4.46%	to	6.00%
2004	26,948	$18.17	to	$20.66	$517,639	-	0.80%	to	2.25%	16.85%	to	18.53%
ING AllianceBernstein Mid Cap Growth Portfolio -
Service 2 Class
2008	925	$5.95	to	$12.28	$8,864	-	1.40%	to	2.20%	-47.72%	to	-47.25%
2007	1,039	$11.38	to	$23.28	$18,868	-	1.40%	to	2.20%	8.28%	to	9.14%
2006	1,116	$10.51	to	$21.33	$18,807	-	1.40%	to	2.20%	-0.66%	to	0.19%
2005	986	$10.58	to	$21.29	$17,341	-	1.40%	to	2.20%	4.45%	to	5.14%
2004	680	$10.78	to	$20.25	$12,840	-	1.40%	to	2.10%	17.19%	to	17.66%
ING American Funds Asset Allocation Portfolio
2008	20,680	$7.13	to	$7.21	$148,369	(e)	0.95%	to	2.60%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING American Funds Bond Portfolio
2008	28,568	$8.77	to	$9.04	$252,168	(e)	0.75%	to	2.60%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			283

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Funds Growth Portfolio
2008	181,107	$5.72	to	$9.09	$1,544,265	0.86%	0.75%	to	2.60%	-45.73%	to	-44.72%
2007	156,541	$12.02	to	$16.46	$2,455,766	0.26%	0.75%	to	2.60%	8.83%	to	10.93%
2006	138,030	$10.99	to	$14.87	$1,979,019	0.18%	0.75%	to	2.60%	6.76%	to	8.77%
2005	113,508	$10.57	to	$13.69	$1,516,773	-	0.75%	to	2.60%	12.69%	to	14.48%
2004	72,179	$10.64	to	$11.96	$854,063	0.01%	0.95%	to	2.60%	9.04%	to	10.84%
ING American Funds Growth-Income Portfolio
2008	127,441	$6.36	to	$8.98	$1,074,885	1.56%	0.75%	to	2.60%	-39.84%	to	-38.66%
2007	114,229	$11.40	to	$14.67	$1,595,008	1.00%	0.75%	to	2.60%	1.81%	to	3.73%
2006	100,590	$11.15	to	$14.17	$1,374,118	0.69%	0.75%	to	2.60%	11.59%	to	13.72%
2005	84,695	$10.10	to	$12.48	$1,031,247	0.35%	0.75%	to	2.60%	2.55%	to	4.26%
2004	55,830	$10.60	to	$11.97	$661,150	0.16%	0.95%	to	2.60%	6.94%	to	8.72%
ING American Funds International Portfolio
2008	80,618	$5.75	to	$12.94	$953,776	1.98%	0.75%	to	2.60%	-43.93%	to	-42.92%
2007	72,838	$13.49	to	$22.71	$1,548,000	0.88%	0.75%	to	2.60%	16.30%	to	18.47%
2006	58,897	$11.54	to	$19.20	$1,078,309	0.71%	0.75%	to	2.60%	15.21%	to	17.53%
2005	43,010	$10.99	to	$16.38	$683,490	0.49%	0.75%	to	2.60%	17.83%	to	19.82%
2004	23,418	$11.16	to	$13.67	$316,864	0.22%	0.95%	to	2.60%	15.64%	to	17.45%
ING American Funds World Allocation Portfolio -
Service Class
2008	1,447	$9.05	to	$9.09	$13,128	(e)	1.00%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING BlackRock Large Cap Growth Portfolio -
Institutional Class
2008	22	$5.89	to	$5.95	$131	-	0.75%	to	1.35%	-39.71%	to	-39.35%
2007	25	$9.77	to	$9.81	$244	(d)	0.75%	to	1.35%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

			284

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING BlackRock Large Cap Growth Portfolio - Service
Class
2008	12,227	$6.41	to	$8.22	$94,345	-	0.75%	to	2.60%	-40.61%	to	-39.55%
2007	11,875	$10.92	to	$13.69	$153,507	-	0.75%	to	2.60%	3.98%	to	5.97%
2006	11,782	$10.38	to	$12.92	$145,523	-	0.75%	to	2.60%	4.34%	to	6.25%
2005	12,937	$10.88	to	$12.16	$151,911	-	0.80%	to	2.60%	7.76%	to	9.39%
2004	1,738	$10.69	to	$11.08	$18,861	-	0.90%	to	2.25%	8.64%	to	10.03%
ING BlackRock Large Cap Value Portfolio - Service
Class
2008	3,077	$7.26	to	$9.62	$27,597	0.31%	0.90%	to	2.35%	-36.86%	to	-35.91%
2007	4,072	$11.46	to	$15.01	$57,552	0.41%	0.90%	to	2.60%	1.59%	to	3.33%
2006	5,107	$11.24	to	$14.53	$70,539	0.59%	0.80%	to	2.60%	13.51%	to	15.32%
2005	3,466	$10.53	to	$12.64	$42,124	-	0.80%	to	2.45%	2.92%	to	4.46%
2004	3,468	$11.64	to	$12.10	$40,913	0.27%	0.80%	to	2.25%	8.99%	to	10.53%
ING BlackRock Large Cap Value Portfolio - Service 2
Class
2008	220	$7.69	to	$11.21	$2,212	0.15%	1.40%	to	2.20%	-36.86%	to	-36.31%
2007	270	$12.18	to	$17.60	$4,303	0.23%	1.40%	to	2.20%	1.84%	to	2.62%
2006	291	$11.96	to	$17.15	$4,559	0.51%	1.40%	to	2.20%	13.69%	to	14.64%
2005	225	$10.52	to	$14.96	$3,132	-	1.40%	to	2.20%	2.92%	to	3.60%
2004	170	$10.63	to	$14.44	$2,421	0.19%	1.40%	to	2.10%	9.33%	to	9.81%
ING Evergreen Health Sciences Portfolio - Service
Class
2008	18,362	$6.98	to	$9.33	$164,749	0.14%	0.90%	to	2.60%	-30.52%	to	-29.35%
2007	16,047	$11.93	to	$13.21	$205,635	0.13%	0.80%	to	2.60%	5.72%	to	7.68%
2006	16,005	$11.22	to	$12.28	$192,226	-	0.80%	to	2.60%	10.88%	to	12.96%
2005	14,969	$10.26	to	$10.96	$160,600	0.01%	0.80%	to	2.60%	7.63%	to	9.37%
2004	2,972	$9.82	to	$9.94	$29,371	(a)	0.95%	to	2.60%		(a)
ING Evergreen Omega Portfolio - Service Class
2008	1,030	$8.12	to	$9.47	$8,916	0.14%	0.75%	to	2.55%	-29.38%	to	-28.09%
2007	701	$11.48	to	$13.17	$8,527	0.08%	0.75%	to	2.55%	8.85%	to	10.77%
2006	950	$10.53	to	$11.89	$10,532	-	0.75%	to	2.60%	2.84%	to	4.85%
2005	748	$10.22	to	$11.34	$7,994	-	0.75%	to	2.60%	1.72%	to	2.95%
2004	290	$10.42	to	$10.52	$3,037	(a)	0.95%	to	2.25%		(a)

			285

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Evergreen Omega Portfolio - Service 2 Class
2008	94	$8.13	to	$8.74	$802	-	1.40%	to	2.20%	-29.18%	to	-28.65%
2007	109	$11.48	to	$12.25	$1,301	-	1.40%	to	2.20%	9.02%	to	9.87%
2006	122	$10.53	to	$11.15	$1,331	-	1.40%	to	2.20%	3.03%	to	4.01%
2005	91	$10.22	to	$10.72	$961	-	1.40%	to	2.20%	1.63%	to	2.29%
2004	30	$10.43	to	$10.48	$317	(a)	1.40%	to	2.10%		(a)
ING FMRSM Diversified Mid Cap Portfolio - Service
Class
2008	59,892	$6.23	to	$10.82	$581,082	0.72%	0.50%	to	2.60%	-40.75%	to	-39.42%
2007	65,165	$12.21	to	$17.86	$1,061,996	0.15%	0.50%	to	2.60%	11.47%	to	13.53%
2006	43,307	$10.93	to	$15.29	$627,079	-	0.80%	to	2.60%	9.06%	to	11.10%
2005	43,185	$10.18	to	$13.79	$569,837	-	0.80%	to	2.60%	14.35%	to	15.88%
2004	21,954	$11.22	to	$11.90	$252,365	0.13%	0.90%	to	2.25%	21.30%	to	22.93%
ING FMRSM Diversified Mid Cap Portfolio - Service 2
Class
2008	2,176	$8.54	to	$13.02	$25,387	0.38%	1.40%	to	2.20%	-40.57%	to	-40.14%
2007	2,406	$14.37	to	$21.75	$47,072	0.01%	1.40%	to	2.20%	11.74%	to	12.69%
2006	2,079	$12.86	to	$19.30	$36,090	-	1.40%	to	2.20%	9.35%	to	10.22%
2005	1,777	$11.76	to	$17.51	$28,369	-	1.40%	to	2.20%	14.30%	to	15.12%
2004	666	$11.82	to	$15.21	$9,744	0.22%	1.40%	to	2.10%	21.57%	to	22.07%
ING Focus 5 Portfolio - Service Class
2008	22,447	$5.76	to	$6.42	$130,749	2.64%	0.75%	to	2.35%	-44.40%	to	-43.67%
2007	9,583	$10.36	to	$10.42	$99,541	(d)	1.00%	to	2.35%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING Franklin Income Portfolio - Service Class
2008	37,779	$7.10	to	$7.84	$288,417	3.41%	0.95%	to	2.60%	-31.12%	to	-29.89%
2007	31,117	$10.83	to	$11.20	$342,076	1.18%	0.95%	to	2.60%	-0.09%	to	1.64%
2006	14,383	$10.84	to	$11.02	$156,693	(c)	0.95%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			286

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Franklin Income Portfolio - Service 2 Class
2008	770	$7.52	to	$7.68	$5,852	3.40%	1.40%	to	2.20%	-30.95% to -30.43%
2007	824	$10.89	to	$11.04	$9,020	1.27%	1.40%	to	2.20%	0.28% to 1.10%
2006	268	$10.86	to	$10.92	$2,916	(c)	1.40%	to	2.20%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Franklin Mutual Shares Portfolio - Service Class
2008	20,205	$6.38	to	$7.35	$146,314	3.71%	0.95%	to	2.60%	-39.44% to -38.34%
2007	16,820	$11.79	to	$11.92	$199,485	(d)	0.95%	to	2.60%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING Franklin Templeton Founding Strategy Portfolio -
Service Class
2008	112,503	$5.97	to	$6.81	$684,019	0.13%	0.75%	to	2.60%	-37.36% to -36.31%
2007	54,307	$9.53	to	$9.64	$520,590	(d)	0.95%	to	2.60%	(d)
2006	(d)		(d)		(d)	(d)		(d)		(d)
2005	(d)		(d)		(d)	(d)		(d)		(d)
2004	(d)		(d)		(d)	(d)		(d)		(d)
ING Global Real Estate Portfolio - Service Class
2008	16,758	$5.69	to	$7.30	$118,550	-	0.75%	to	2.60%	-42.79% to -41.83%
2007	11,754	$11.74	to	$12.55	$145,395	3.55%	0.95%	to	2.60%	-9.70% to -8.19%
2006	5,601	$12.93	to	$13.67	$76,113	(c)	0.95%	to	2.60%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)
ING Global Real Estate Portfolio - Service 2 Class
2008	239	$7.03	to	$7.18	$1,695	-	1.40%	to	2.20%	-42.61% to -42.19%
2007	222	$12.25	to	$12.42	$2,736	3.30%	1.40%	to	2.20%	-9.46% to -8.68%
2006	133	$13.53	to	$13.60	$1,807	(c)	1.40%	to	2.20%	(c)
2005	(c)		(c)		(c)	(c)		(c)		(c)
2004	(c)		(c)		(c)	(c)		(c)		(c)

			287

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Global Resources Portfolio - Service Class
2008	23,618	$5.92	to	$30.99	$547,001	2.07%	0.80%	to	2.60%	-42.56%	to	-41.47%
2007	20,069	$14.96	to	$52.95	$828,047	0.01%	0.80%	to	2.60%	29.83%	to	32.18%
2006	16,489	$11.47	to	$40.06	$529,809	0.18%	0.80%	to	2.60%	18.24%	to	20.44%
2005	13,480	$13.27	to	$33.26	$373,920	0.72%	0.80%	to	2.60%	34.63%	to	36.65%
2004	8,900	$19.26	to	$24.34	$187,945	0.95%	0.80%	to	2.25%	4.05%	to	5.55%
ING Global Resources Portfolio - Service 2 Class
2008	1,367	$12.40	to	$19.08	$22,531	1.65%	1.40%	to	2.20%	-42.38%	to	-41.90%
2007	1,436	$21.52	to	$32.84	$41,169	-	1.40%	to	2.20%	30.19%	to	31.20%
2006	1,445	$16.53	to	$25.03	$31,781	0.10%	1.40%	to	2.20%	18.49%	to	19.47%
2005	1,203	$13.95	to	$20.95	$22,547	0.75%	1.40%	to	2.20%	34.72%	to	35.69%
2004	688	$10.54	to	$15.44	$10,201	1.36%	1.40%	to	2.10%	4.23%	to	4.75%
ING International Growth Opportunities Portfolio -
Service Class
2008	7,265	$6.79	to	$8.08	$53,169	1.16%	0.90%	to	2.35%	-53.49%	to	-52.78%
2007	9,113	$14.57	to	$17.11	$142,378	1.13%	0.90%	to	2.35%	15.70%	to	17.35%
2006	11,623	$12.58	to	$14.58	$155,944	1.62%	0.90%	to	2.35%	18.73%	to	20.50%
2005	14,319	$10.59	to	$12.10	$160,706	2.39%	0.90%	to	2.35%	8.06%	to	9.50%
2004	17,199	$9.80	to	$11.15	$177,640	0.92%	0.80%	to	2.25%	14.09%	to	15.78%
ING International Growth Opportunities Portfolio -
Service 2 Class
2008	460	$7.12	to	$10.19	$4,451	1.05%	1.40%	to	2.20%	-53.56%	to	-53.17%
2007	521	$15.33	to	$21.76	$10,823	1.02%	1.40%	to	2.20%	15.70%	to	16.61%
2006	584	$13.25	to	$18.66	$10,449	1.54%	1.40%	to	2.20%	18.73%	to	19.77%
2005	673	$11.16	to	$15.58	$10,090	2.55%	1.40%	to	2.20%	8.00%	to	8.72%
2004	646	$11.37	to	$14.33	$9,037	1.23%	1.40%	to	2.10%	14.35%	to	14.92%
ING Janus Contrarian Portfolio - Service Class
2008	48,636	$5.19	to	$9.72	$407,973	0.63%	0.90%	to	2.60%	-50.31%	to	-49.44%
2007	46,762	$14.17	to	$19.24	$784,615	-	0.90%	to	2.60%	17.74%	to	19.78%
2006	10,578	$11.99	to	$16.07	$149,666	0.42%	0.90%	to	2.60%	19.84%	to	22.00%
2005	6,969	$11.34	to	$13.19	$81,462	0.06%	0.90%	to	2.60%	12.73%	to	14.58%
2004	6,384	$10.03	to	$11.52	$65,678	-	0.90%	to	2.55%	14.50%	to	16.05%

			288

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Janus Contrarian Portfolio - Service 2 Class
2008	1,646	$8.18	to	$13.56	$18,745	0.42%	1.40%	to	2.20%	-50.18%	to	-49.78%
2007	1,722	$16.42	to	$27.00	$39,413	-	1.40%	to	2.20%	18.13%	to	19.10%
2006	370	$13.90	to	$22.67	$7,234	0.34%	1.40%	to	2.20%	20.14%	to	21.10%
2005	225	$11.57	to	$18.72	$3,755	0.07%	1.40%	to	2.20%	13.00%	to	13.80%
2004	136	$11.31	to	$16.45	$2,177	-	1.40%	to	2.10%	14.73%	to	15.28%
ING JPMorgan Emerging Markets Equity Portfolio -
Adviser Class
2008	1,298	$11.95	to	$18.85	$20,686	2.26%	1.40%	to	2.20%	-52.41%	to	-52.04%
2007	1,430	$25.11	to	$39.30	$47,813	0.89%	1.40%	to	2.20%	35.15%	to	36.32%
2006	1,436	$18.58	to	$28.83	$35,277	0.49%	1.40%	to	2.20%	32.71%	to	33.78%
2005	1,054	$14.00	to	$21.55	$19,778	0.08%	1.40%	to	2.20%	31.71%	to	32.62%
2004	467	$11.10	to	$16.25	$7,217	0.63%	1.40%	to	2.10%	15.52%	to	16.07%
ING JPMorgan Emerging Markets Equity Portfolio -
Service Class
2008	35,629	$4.91	to	$13.05	$414,868	2.61%	0.75%	to	2.60%	-52.55%	to	-51.67%
2007	35,157	$18.01	to	$27.00	$867,350	0.89%	0.80%	to	2.60%	34.89%	to	37.40%
2006	27,668	$13.29	to	$19.65	$502,767	0.50%	0.80%	to	2.60%	32.26%	to	34.68%
2005	22,412	$13.00	to	$14.59	$305,326	0.07%	0.80%	to	2.60%	31.85%	to	33.73%
2004	14,735	$9.86	to	$10.91	$151,706	0.38%	0.80%	to	2.25%	15.05%	to	16.81%
ING JPMorgan Small Cap Core Equity Portfolio -
Service Class
2008	13,007	$7.38	to	$10.58	$126,323	0.47%	0.80%	to	2.60%	-31.75%	to	-30.53%
2007	16,728	$10.76	to	$15.37	$236,387	0.13%	0.80%	to	2.60%	-4.25%	to	-2.50%
2006	16,274	$11.18	to	$15.92	$239,483	-	0.80%	to	2.60%	13.63%	to	15.74%
2005	13,753	$10.36	to	$13.89	$177,486	-	0.80%	to	2.60%	-13.35%	to	1.91%
2004	11,640		$13.63		$158,627	-	0.80%	to	2.60%	23.68%	to	33.89%
ING JPMorgan Small Cap Core Equity Portfolio -
Service 2 Class
2008	2,792	$7.74	to	$12.15	$30,008	0.28%	1.40%	to	2.20%	-31.56%	to	-31.04%
2007	3,257	$11.31	to	$17.62	$50,959	-	1.40%	to	2.20%	-4.07%	to	-3.24%
2006	3,320	$11.79	to	$18.21	$54,102	-	1.40%	to	2.20%	13.91%	to	14.82%
2005	3,144	$10.35	to	$15.86	$45,409	-	1.40%	to	2.20%	1.34%	to	2.12%
2004	2,183	$11.93	to	$15.53	$32,610	-	1.40%	to	2.10%	23.45%	to	24.04%

			289

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Value Opportunities Portfolio - Service
Class
2008	2,511	$6.67	to	$7.44	$18,224	2.81%	0.95%	to	2.60%	-41.09%	to	-40.08%
2007	3,402	$11.27	to	$12.42	$41,470	1.38%	0.95%	to	2.60%	-3.73%	to	-2.13%
2006	5,579	$11.65	to	$12.69	$69,946	0.29%	0.95%	to	2.60%	16.95%	to	18.93%
2005	3,843	$10.55	to	$10.67	$40,813	(b)	0.95%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING JPMorgan Value Opportunities Portfolio - Service 2
Class
2008	96	$7.08	to	$7.29	$690	2.28%	1.40%	to	2.20%	-40.85%	to	-40.39%
2007	138	$11.97	to	$12.23	$1,674	1.36%	1.40%	to	2.20%	-3.47%	to	-2.70%
2006	137	$12.40	to	$12.57	$1,710	0.61%	1.40%	to	2.20%	17.31%	to	18.25%
2005	81	$10.57	to	$10.63	$864	(b)	1.40%	to	2.20%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Julius Baer Foreign Portfolio - Service Class
2008	45,525	$5.66	to	$12.36	$499,269	-	0.80%	to	2.60%	-45.12%	to	-44.08%
2007	45,509	$13.89	to	$22.32	$908,393	0.08%	0.80%	to	2.60%	13.41%	to	15.51%
2006	36,012	$12.18	to	$19.50	$630,618	-	0.80%	to	2.60%	25.82%	to	28.14%
2005	25,762	$11.80	to	$15.36	$356,543	0.07%	0.80%	to	2.60%	12.41%	to	14.30%
2004	15,131	$11.44	to	$13.55	$185,592	0.11%	0.90%	to	2.60%	14.85%	to	16.87%
ING Julius Baer Foreign Portfolio - Service 2 Class
2008	3,270	$9.31	to	$13.44	$38,955	-	1.40%	to	2.20%	-44.98%	to	-44.49%
2007	3,447	$16.92	to	$24.21	$74,247	-	1.40%	to	2.20%	13.71%	to	14.58%
2006	3,419	$14.88	to	$21.13	$64,469	-	1.40%	to	2.20%	26.21%	to	27.29%
2005	2,592	$11.79	to	$16.60	$39,182	0.03%	1.40%	to	2.20%	12.64%	to	13.54%
2004	1,245	$11.47	to	$14.62	$17,516	0.03%	1.40%	to	2.10%	15.58%	to	16.04%
ING Legg Mason Value Portfolio - Service Class
2008	30,333	$3.88	to	$5.33	$127,052	0.02%	0.75%	to	2.60%	-56.65%	to	-55.79%
2007	36,876	$8.94	to	$12.18	$352,697	-	0.75%	to	2.60%	-8.40%	to	-6.71%
2006	40,578	$9.76	to	$13.19	$419,720	-	0.75%	to	2.60%	3.75%	to	5.71%
2005	40,447	$9.40	to	$12.60	$399,134	-	0.75%	to	2.60%	3.24%	to	5.12%
2004	30,531	$9.10	to	$12.10	$288,326	0.14%	0.90%	to	2.60%	10.98%	to	12.82%

			290

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Legg Mason Value Portfolio - Service 2 Class
2008	1,822	$4.42	to	$5.84	$9,708	-	1.40%	to	2.20%	-56.54%	to	-56.12%
2007	2,078	$10.17	to	$13.31	$25,414	-	1.40%	to	2.20%	-8.21%	to	-7.44%
2006	2,257	$11.08	to	$14.38	$29,989	-	1.40%	to	2.20%	4.04%	to	4.89%
2005	2,121	$10.65	to	$13.71	$27,151	-	1.40%	to	2.20%	3.59%	to	4.34%
2004	1,086	$11.15	to	$13.14	$13,915	0.20%	1.40%	to	2.10%	11.58%	to	12.03%
ING LifeStyle Aggressive Growth Portfolio - Service
Class
2008	94,608	$6.01	to	$8.32	$750,652	1.74%	0.95%	to	2.60%	-43.33%	to	-42.34%
2007	95,413	$11.58	to	$14.43	$1,325,896	0.60%	0.95%	to	2.60%	0.59%	to	2.27%
2006	82,802	$11.48	to	$14.11	$1,135,564	0.15%	0.95%	to	2.60%	15.00%	to	17.00%
2005	56,804	$10.82	to	$12.06	$672,396	0.08%	0.95%	to	2.60%	5.01%	to	6.73%
2004	19,102	$11.17	to	$11.30	$214,566	(a)	0.95%	to	2.60%		(a)
ING LifeStyle Aggressive Growth Portfolio - Service 2
Class
2008	342	$7.97	to	$8.21	$2,764	1.55%	1.40%	to	2.20%	-43.15%	to	-42.67%
2007	305	$14.02	to	$14.32	$4,328	0.50%	1.40%	to	2.20%	0.86%	to	1.63%
2006	181	$13.90	to	$14.09	$2,529	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING LifeStyle Conservative Portfolio - Service Class
2008	16,100	$7.92	to	$7.97	$127,834	(e)	1.00%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING LifeStyle Growth Portfolio - Service Class
2008	352,343	$6.46	to	$8.74	$2,923,992	1.78%	0.95%	to	2.60%	-38.23%	to	-37.21%
2007	289,602	$11.44	to	$13.92	$3,874,407	0.92%	0.95%	to	2.60%	1.16%	to	2.96%
2006	207,051	$11.25	to	$13.52	$2,719,322	0.48%	0.95%	to	2.60%	12.43%	to	14.30%
2005	118,288	$10.67	to	$11.83	$1,373,807	0.33%	0.95%	to	2.60%	4.07%	to	5.82%
2004	42,766	$11.05	to	$11.18	$475,452	(a)	0.95%	to	2.60%		(a)

			291

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING LifeStyle Growth Portfolio - Service 2 Class
2008	1,132	$8.33	to	$8.58	$9,573	1.60%	1.40%	to	2.20%	-38.11%	to	-37.65%
2007	903	$13.46	to	$13.76	$12,286	1.12%	1.40%	to	2.20%	1.43%	to	2.23%
2006	621	$13.27	to	$13.46	$8,291	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING LifeStyle Moderate Growth Portfolio - Service
Class
2008	281,018	$6.90	to	$9.10	$2,432,730	2.09%	0.95%	to	2.60%	-33.36%	to	-32.19%
2007	228,517	$11.37	to	$13.42	$2,953,955	1.21%	0.95%	to	2.60%	1.94%	to	3.63%
2006	169,362	$11.09	to	$12.95	$2,131,406	0.85%	0.95%	to	2.60%	10.44%	to	12.32%
2005	109,586	$10.52	to	$11.53	$1,239,629	0.62%	0.95%	to	2.60%	3.03%	to	4.82%
2004	41,489	$10.88	to	$11.00	$453,877	(a)	0.95%	to	2.60%		(a)
ING LifeStyle Moderate Growth Portfolio - Service 2
Class
2008	1,272	$8.64	to	$8.90	$11,153	2.00%	1.40%	to	2.20%	-33.18%	to	-32.65%
2007	1,247	$12.93	to	$13.22	$16,308	1.24%	1.40%	to	2.20%	2.13%	to	3.04%
2006	407	$12.66	to	$12.83	$5,180	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING LifeStyle Moderate Portfolio - Service Class
2008	154,557	$7.40	to	$9.54	$1,401,406	2.14%	0.95%	to	2.60%	-27.90%	to	-26.67%
2007	102,978	$11.24	to	$13.01	$1,290,614	1.49%	0.95%	to	2.60%	2.26%	to	4.00%
2006	74,241	$10.93	to	$12.51	$903,677	1.07%	0.95%	to	2.60%	8.53%	to	10.41%
2005	46,302	$10.43	to	$11.33	$515,732	0.84%	0.95%	to	2.60%	2.61%	to	4.33%
2004	19,609	$10.74	to	$10.86	$211,827	(a)	0.95%	to	2.60%		(a)
ING LifeStyle Moderate Portfolio - Service 2 Class
2008	1,235	$9.03	to	$9.30	$11,314	2.40%	1.40%	to	2.20%	-27.70%	to	-27.17%
2007	1,078	$12.49	to	$12.77	$13,609	1.56%	1.40%	to	2.20%	2.38%	to	3.32%
2006	629	$12.20	to	$12.36	$7,718	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			292

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Limited Maturity Bond Portfolio - Service Class
2008	6,346	$9.94	to	$25.73	$130,395	6.53%	0.50%	to	2.25%	-2.48%	to	-0.73%
2007	8,412	$10.17	to	$25.92	$176,466	1.99%	0.50%	to	2.25%	3.35%	to	5.24%
2006	10,711	$18.26	to	$24.63	$216,291	3.51%	0.50%	to	2.25%	1.53%	to	3.31%
2005	13,640	$17.66	to	$23.84	$269,644	4.59%	0.50%	to	2.25%	-0.67%	to	1.10%
2004	18,084	$17.78	to	$23.58	$357,305	4.19%	0.50%	to	2.25%	-0.89%	to	0.90%
ING Liquid Assets Portfolio - Service Class
2008	150,409	$10.01	to	$19.49	$2,331,467	2.26%	0.75%	to	2.60%	-0.19%	to	1.67%
2007	68,096	$10.32	to	$19.17	$1,050,018	4.98%	0.75%	to	2.60%	2.18%	to	4.18%
2006	46,163	$10.10	to	$18.40	$710,117	5.15%	0.75%	to	2.60%	1.92%	to	3.84%
2005	38,622	$9.89	to	$17.72	$582,359	3.06%	0.75%	to	2.60%	0.15%	to	2.01%
2004	41,260	$9.83	to	$17.37	$618,281	1.05%	0.75%	to	2.60%	-1.66%	to	0.17%
ING Liquid Assets Portfolio - Service 2 Class
2008	5,349	$10.40	to	$10.70	$56,288	2.09%	1.40%	to	2.20%	0.10%	to	0.85%
2007	2,311	$10.36	to	$10.64	$24,213	4.67%	1.40%	to	2.20%	2.44%	to	3.31%
2006	1,518	$10.07	to	$10.34	$15,430	4.99%	1.40%	to	2.20%	2.29%	to	3.11%
2005	1,143	$9.81	to	$10.08	$11,307	3.20%	1.40%	to	2.20%	0.40%	to	1.22%
2004	970	$9.74	to	$9.91	$9,497	1.14%	1.40%	to	2.10%	-1.12%	to	-0.61%
ING Lord Abbett Affiliated Portfolio - Service Class
2008	6,883	$7.23	to	$9.55	$58,611	2.38%	0.90%	to	2.60%	-38.24%	to	-37.15%
2007	8,922	$11.58	to	$15.21	$122,006	1.66%	0.90%	to	2.60%	1.44%	to	3.19%
2006	11,650	$11.28	to	$14.74	$155,652	0.80%	0.90%	to	2.60%	14.60%	to	16.57%
2005	10,892	$10.40	to	$12.66	$126,090	1.17%	0.90%	to	2.55%	2.87%	to	4.54%
2004	13,023	$10.85	to	$12.11	$145,322	0.65%	0.90%	to	2.55%	7.43%	to	9.01%
ING Lord Abbett Affiliated Portfolio - Service 2 Class
2008	200	$7.53	to	$10.51	$1,892	2.29%	1.40%	to	2.20%	-38.02%	to	-37.55%
2007	225	$12.15	to	$16.83	$3,428	1.63%	1.40%	to	2.20%	1.76%	to	2.56%
2006	245	$11.94	to	$16.41	$3,685	0.83%	1.40%	to	2.20%	14.70%	to	15.73%
2005	208	$10.41	to	$14.18	$2,804	1.27%	1.40%	to	2.20%	3.15%	to	3.89%
2004	144	$10.46	to	$13.65	$1,920	0.82%	1.40%	to	2.10%	7.66%	to	8.25%

			293

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Marsico Growth Portfolio - Service Class
2008	37,553	$6.17	to	$12.13	$397,436	0.52%	0.80%	to	2.60%	-41.84%	to	-40.80%
2007	41,695	$12.20	to	$20.49	$758,194	-	0.80%	to	2.60%	11.21%	to	13.20%
2006	44,891	$10.86	to	$18.69	$732,265	-	0.50%	to	2.60%	2.22%	to	4.41%
2005	51,436	$10.77	to	$17.90	$818,414	-	0.50%	to	2.60%	6.08%	to	8.35%
2004	54,430	$11.02	to	$16.52	$813,432	-	0.50%	to	2.60%	9.95%	to	11.92%
ING Marsico Growth Portfolio - Service 2 Class
2008	1,535	$7.17	to	$10.36	$14,277	0.32%	1.40%	to	2.20%	-41.75%	to	-41.24%
2007	1,666	$12.31	to	$17.63	$26,446	-	1.40%	to	2.20%	11.50%	to	12.44%
2006	1,736	$11.04	to	$15.68	$24,784	-	1.40%	to	2.20%	2.51%	to	3.29%
2005	1,600	$10.77	to	$15.18	$22,546	-	1.40%	to	2.20%	6.47%	to	7.20%
2004	1,088	$10.98	to	$14.16	$15,095	-	1.40%	to	2.10%	10.23%	to	10.72%
ING Marsico International Opportunities Portfolio -
Service Class
2008	18,200	$5.23	to	$9.16	$160,191	1.13%	0.75%	to	2.60%	-50.83%	to	-49.95%
2007	16,499	$14.26	to	$18.30	$294,956	0.87%	0.90%	to	2.60%	17.41%	to	19.53%
2006	11,871	$12.08	to	$15.31	$179,220	0.03%	0.90%	to	2.60%	20.78%	to	22.89%
2005	10,005	$12.32	to	$12.46	$123,938	(b)	0.90%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING MFS Total Return Portfolio - Service Class
2008	38,189	$7.77	to	$24.27	$740,739	5.93%	0.50%	to	2.60%	-24.37%	to	-22.73%
2007	43,202	$10.21	to	$31.41	$1,114,781	2.83%	0.50%	to	2.60%	1.28%	to	3.49%
2006	48,171	$11.08	to	$30.35	$1,227,770	2.28%	0.50%	to	2.60%	9.10%	to	11.38%
2005	53,957	$10.15	to	$27.25	$1,266,332	2.23%	0.50%	to	2.60%	0.19%	to	2.37%
2004	54,357	$10.75	to	$26.62	$1,280,878	1.88%	0.50%	to	2.60%	8.30%	to	10.59%
ING MFS Total Return Portfolio - Service 2 Class
2008	3,225	$8.55	to	$11.03	$32,705	5.67%	1.40%	to	2.20%	-24.13%	to	-23.51%
2007	3,710	$11.27	to	$14.42	$49,366	2.89%	1.40%	to	2.20%	1.53%	to	2.35%
2006	4,025	$11.10	to	$14.09	$52,787	2.19%	1.40%	to	2.20%	9.36%	to	10.25%
2005	4,017	$10.15	to	$12.78	$48,425	2.28%	1.40%	to	2.20%	0.47%	to	1.27%
2004	2,842	$10.70	to	$12.62	$35,147	2.53%	1.40%	to	2.10%	8.99%	to	9.45%

			294

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING MFS Utilities Portfolio - Service Class
2008	31,245	$6.19	to	$11.55	$347,825	3.74%	0.75%	to	2.60%	-39.34%	to	-38.27%
2007	27,331	$15.42	to	$18.71	$499,704	0.74%	0.80%	to	2.60%	24.10%	to	26.38%
2006	18,136	$12.35	to	$14.82	$264,982	0.08%	0.80%	to	2.60%	27.43%	to	29.83%
2005	13,290	$10.19	to	$11.44	$151,085	(b)	0.80%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Multi-Manager International Small Cap Portfolio - Class S

2008	494	$5.31	to	$5.36	$2,636	(e)	0.95%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Oppenheimer Active Asset Allocation Portfolio - Service Class

2008	412	$8.41	to	$8.45	$3,471	(e)	1.15%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Oppenheimer Main Street Portfolio® - Service Class
2008	13,533	$6.46	to	$16.32	$195,464	2.54%	0.90%	to	2.60%	-40.24%	to	-39.26%
2007	15,714	$11.63	to	$27.22	$379,304	0.99%	0.80%	to	2.60%	1.54%	to	3.42%
2006	18,452	$11.35	to	$26.32	$435,688	1.03%	0.80%	to	2.60%	11.96%	to	13.99%
2005	21,352	$10.44	to	$23.09	$447,401	0.92%	0.80%	to	2.60%	3.05%	to	4.91%
2004	24,115	$10.85	to	$22.01	$487,638	0.79%	0.80%	to	2.55%	10.00%	to	11.95%
ING Oppenheimer Main Street Portfolio® - Service 2
Class
2008	298	$7.14	to	$9.66	$2,633	2.30%	1.40%	to	2.20%	-40.10%	to	-39.66%
2007	330	$11.92	to	$16.01	$4,861	0.94%	1.40%	to	2.20%	1.79%	to	2.63%
2006	356	$11.71	to	$15.60	$5,158	1.06%	1.40%	to	2.20%	12.27%	to	13.21%
2005	336	$10.43	to	$13.78	$4,350	0.91%	1.40%	to	2.20%	3.36%	to	4.08%
2004	219	$10.73	to	$13.24	$2,848	1.04%	1.40%	to	2.10%	10.64%	to	11.08%

			295

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING PIMCO Core Bond Portfolio - Service Class
2008	146,635	$10.05	to	$17.10	$2,112,274	3.67%	0.75%	to	2.60%	1.54%	to	3.45%
2007	67,225	$10.85	to	$16.53	$963,329	2.80%	0.75%	to	2.60%	6.15%	to	8.18%
2006	46,467	$10.19	to	$15.28	$629,159	2.44%	0.75%	to	2.60%	1.66%	to	3.54%
2005	46,819	$10.01	to	$14.76	$619,526	3.52%	0.75%	to	2.60%	-0.19%	to	1.72%
2004	44,134	$10.26	to	$14.51	$581,595	2.76%	0.75%	to	2.60%	2.21%	to	4.09%
ING PIMCO Core Bond Portfolio - Service 2 Class
2008	5,145	$11.03	to	$12.46	$61,403	3.17%	1.40%	to	2.20%	1.66%	to	2.64%
2007	4,084	$10.85	to	$12.14	$47,659	3.23%	1.40%	to	2.20%	6.37%	to	7.24%
2006	3,836	$10.20	to	$11.32	$41,970	2.47%	1.40%	to	2.20%	2.00%	to	2.82%
2005	3,333	$10.00	to	$11.01	$35,739	3.46%	1.40%	to	2.20%	0.20%	to	0.82%
2004	2,587	$10.03	to	$10.92	$27,855	3.26%	1.40%	to	2.10%	2.95%	to	3.31%
ING PIMCO High Yield Portfolio - Service Class
2008	35,884	$7.65	to	$9.76	$326,164	8.81%	0.50%	to	2.60%	-24.50%	to	-22.89%
2007	48,061	$10.74	to	$12.70	$574,507	6.90%	0.50%	to	2.60%	0.17%	to	2.37%
2006	54,855	$10.86	to	$12.45	$649,202	6.60%	0.50%	to	2.60%	6.14%	to	8.41%
2005	56,422	$10.21	to	$11.52	$624,247	6.59%	0.50%	to	2.60%	1.58%	to	3.76%
2004	60,645	$10.73	to	$11.13	$654,861	(a)	0.50%	to	2.60%		(a)
ING Pioneer Fund Portfolio - Service Class
2008	5,490	$6.83	to	$8.63	$45,727	2.81%	0.75%	to	2.60%	-36.39%	to	-35.26%
2007	6,910	$11.59	to	$13.33	$89,772	1.01%	0.75%	to	2.60%	2.26%	to	4.30%
2006	7,815	$12.39	to	$12.78	$98,275	-	0.75%	to	2.60%	13.77%	to	15.87%
2005	7,507	$10.89	to	$11.03	$82,253	(b)	0.75%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Pioneer Mid Cap Value Portfolio - Service Class
2008	60,375	$6.88	to	$8.48	$494,199	1.66%	0.75%	to	2.60%	-34.81%	to	-33.65%
2007	52,138	$11.64	to	$12.78	$648,885	0.53%	0.75%	to	2.60%	2.70%	to	4.75%
2006	52,297	$11.19	to	$12.20	$627,662	0.19%	0.75%	to	2.60%	9.44%	to	11.52%
2005	54,549	$10.04	to	$10.94	$592,996	(b)	0.75%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			296

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING T. Rowe Price Capital Appreciation Portfolio -
Service Class
2008	75,307	$7.26	to	$39.50	$1,962,032	4.41%	0.75%	to	2.60%	-29.40%	to	-28.10%
2007	70,829	$10.22	to	$54.94	$2,706,874	1.81%	0.80%	to	2.60%	1.64%	to	3.56%
2006	65,649	$11.17	to	$53.05	$2,587,523	1.18%	0.80%	to	2.60%	11.64%	to	13.72%
2005	59,970	$10.68	to	$46.65	$2,239,487	1.30%	0.80%	to	2.60%	5.33%	to	6.87%
2004	49,150	$34.53	to	$43.65	$1,866,804	1.12%	0.80%	to	2.25%	13.96%	to	15.69%
ING T. Rowe Price Capital Appreciation Portfolio -
Service 2 Class
2008	6,234	$8.62	to	$12.44	$69,529	3.87%	1.40%	to	2.20%	-29.23%	to	-28.63%
2007	7,127	$12.18	to	$17.43	$111,811	1.70%	1.40%	to	2.20%	1.92%	to	2.77%
2006	7,567	$11.95	to	$16.96	$115,607	1.16%	1.40%	to	2.20%	12.00%	to	12.92%
2005	6,643	$10.67	to	$15.02	$91,512	1.33%	1.40%	to	2.20%	5.34%	to	6.08%
2004	4,029	$11.24	to	$14.16	$55,427	1.53%	1.40%	to	2.10%	14.27%	to	14.84%
ING T. Rowe Price Equity Income Portfolio - Service
Class
2008	28,972	$6.65	to	$26.53	$553,960	4.20%	0.50%	to	2.60%	-37.39%	to	-36.01%
2007	30,810	$11.55	to	$41.46	$945,504	1.39%	0.50%	to	2.60%	0.39%	to	2.52%
2006	33,077	$12.03	to	$40.44	$1,025,488	1.30%	0.50%	to	2.60%	15.98%	to	18.52%
2005	34,766	$10.34	to	$34.12	$940,116	1.16%	0.50%	to	2.60%	1.18%	to	3.39%
2004	33,622	$11.01	to	$33.00	$916,190	0.96%	0.50%	to	2.60%	12.27%	to	14.31%
ING T. Rowe Price Equity Income Portfolio - Service 2
Class
2008	2,064	$7.60	to	$10.56	$20,160	3.93%	1.40%	to	2.20%	-37.24%	to	-36.69%
2007	2,243	$12.11	to	$16.68	$34,714	1.32%	1.40%	to	2.20%	0.67%	to	1.52%
2006	2,374	$12.03	to	$16.43	$36,444	1.32%	1.40%	to	2.20%	16.34%	to	17.27%
2005	2,369	$10.34	to	$14.01	$31,279	1.12%	1.40%	to	2.20%	1.62%	to	2.26%
2004	1,728	$11.12	to	$13.70	$23,091	1.17%	1.40%	to	2.10%	12.45%	to	13.04%
ING Templeton Global Growth Portfolio - Service Class
2008	16,433	$6.13	to	$17.52	$234,440	1.02%	0.80%	to	2.60%	-41.26%	to	-40.14%
2007	18,291	$11.69	to	$30.60	$448,072	1.03%	0.50%	to	2.60%	-0.30%	to	1.90%
2006	18,750	$11.67	to	$30.03	$466,167	0.89%	0.50%	to	2.60%	19.00%	to	21.33%
2005	17,674	$11.00	to	$24.75	$373,570	0.70%	0.50%	to	2.40%	7.40%	to	9.32%
2004	19,426	$18.24	to	$22.64	$383,093	0.47%	0.50%	to	2.25%	8.44%	to	10.39%

			297

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Templeton Global Growth Portfolio - Service 2
Class
2008	357	$7.72	to	$11.69	$3,738	0.71%	1.40%	to	2.20%	-41.07%	to	-40.60%
2007	464	$13.10	to	$19.68	$8,169	0.90%	1.40%	to	2.20%	0.00%	to	0.87%
2006	481	$13.10	to	$19.51	$8,479	0.84%	1.40%	to	2.20%	19.09%	to	20.06%
2005	429	$11.00	to	$16.25	$6,469	0.75%	1.40%	to	2.20%	7.47%	to	8.20%
2004	328	$10.71	to	$15.02	$4,767	0.79%	1.40%	to	2.10%	8.63%	to	9.16%
ING Van Kampen Capital Growth Portfolio - Service
Class
2008	16,083	$5.33	to	$7.88	$110,837	0.06%	0.75%	to	2.60%	-50.63%	to	-49.79%
2007	3,923	$13.09	to	$15.70	$54,233	-	0.90%	to	2.60%	18.10%	to	20.20%
2006	4,859	$10.97	to	$13.07	$56,357	-	0.80%	to	2.60%	1.44%	to	3.17%
2005	5,371	$11.09	to	$12.68	$60,887	0.30%	0.80%	to	2.60%	12.47%	to	13.98%
2004	4,030	$9.86	to	$10.23	$40,329	-	0.90%	to	2.25%	4.89%	to	6.34%
ING Van Kampen Capital Growth Portfolio - Service 2
Class
2008	1	$8.34	to	$8.39	$12	-	1.75%	to	1.85%	-50.30%	to	-50.27%
2007	890	$13.72	to	$17.19	$14,455	-	1.40%	to	2.20%	18.28%	to	19.38%
2006	980	$11.60	to	$14.40	$13,405	-	1.40%	to	2.20%	1.67%	to	2.42%
2005	949	$11.41	to	$14.06	$12,815	0.24%	1.40%	to	2.20%	12.61%	to	13.39%
2004	808	$10.55	to	$12.40	$9,811	-	1.40%	to	2.10%	5.05%	to	5.53%
ING Van Kampen Global Franchise Portfolio - Service
Class
2008	18,444	$7.11	to	$12.74	$215,647	1.99%	0.80%	to	2.60%	-30.39%	to	-29.14%
2007	20,324	$12.28	to	$17.98	$339,631	-	0.80%	to	2.60%	6.81%	to	8.84%
2006	19,786	$11.43	to	$16.52	$308,178	1.62%	0.80%	to	2.60%	18.18%	to	20.32%
2005	16,288	$10.56	to	$13.73	$213,710	0.22%	0.80%	to	2.60%	8.87%	to	10.46%
2004	9,665	$11.95	to	$12.43	$117,208	-	0.80%	to	2.25%	10.14%	to	11.78%
ING Van Kampen Global Franchise Portfolio - Service 2
Class
2008	4,476	$9.83	to	$13.05	$53,281	1.77%	1.40%	to	2.20%	-30.23%	to	-29.65%
2007	5,104	$14.09	to	$18.55	$86,794	-	1.40%	to	2.20%	7.15%	to	8.04%
2006	5,309	$13.15	to	$17.17	$84,046	1.67%	1.40%	to	2.20%	18.47%	to	19.44%
2005	4,920	$11.10	to	$14.38	$66,237	0.14%	1.40%	to	2.20%	8.82%	to	9.69%
2004	3,118	$10.89	to	$13.11	$39,831	-	1.40%	to	2.10%	10.47%	to	10.92%

			298

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Global Tactical Asset Allocation
Portfolio - Service Class
2008	318	$8.54	to	$8.58	$2,725	(e)	1.15%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Van Kampen Growth and Income Portfolio -
Service Class
2008	21,955	$6.85	to	$24.84	$428,956	3.75%	0.50%	to	2.60%	-34.00%	to	-32.55%
2007	24,948	$11.42	to	$36.83	$739,205	1.52%	0.50%	to	2.60%	-0.08%	to	2.08%
2006	28,474	$11.39	to	$36.08	$851,385	1.15%	0.50%	to	2.60%	13.07%	to	15.42%
2005	29,601	$10.97	to	$31.26	$791,655	1.01%	0.50%	to	2.55%	7.61%	to	9.53%
2004	30,700	$23.39	to	$28.54	$772,796	0.96%	0.50%	to	2.25%	11.54%	to	13.52%
ING Van Kampen Growth and Income Portfolio -
Service 2 Class
2008	4,227	$8.23	to	$11.55	$44,662	3.49%	1.40%	to	2.20%	-33.84%	to	-33.24%
2007	4,845	$12.44	to	$17.30	$77,095	1.37%	1.40%	to	2.20%	0.16%	to	0.99%
2006	5,087	$12.42	to	$17.13	$80,594	1.05%	1.40%	to	2.20%	13.32%	to	14.20%
2005	4,997	$10.96	to	$15.00	$70,383	1.00%	1.40%	to	2.20%	7.63%	to	8.32%
2004	3,963	$11.01	to	$13.85	$53,331	1.39%	1.40%	to	2.10%	11.84%	to	12.33%
ING Van Kampen Real Estate Portfolio - Service Class
2008	8,954	$5.97	to	$47.60	$270,838	1.26%	0.50%	to	2.60%	-40.10%	to	-38.82%
2007	11,227	$9.92	to	$77.80	$578,834	1.18%	0.50%	to	2.60%	-19.87%	to	-18.16%
2006	14,683	$12.29	to	$95.06	$970,402	1.16%	0.50%	to	2.60%	34.09%	to	36.95%
2005	13,345	$11.63	to	$69.41	$683,995	1.06%	0.50%	to	2.60%	13.76%	to	16.21%
2004	11,459	$13.59	to	$59.73	$557,477	1.55%	0.50%	to	2.60%	34.69%	to	37.06%
ING Van Kampen Real Estate Portfolio - Service 2 Class
2008	1,378	$7.54	to	$13.51	$15,856	1.08%	1.40%	to	2.20%	-39.97%	to	-39.44%
2007	1,592	$12.56	to	$22.31	$30,569	1.05%	1.40%	to	2.20%	-19.69%	to	-19.02%
2006	1,706	$15.64	to	$27.55	$40,981	1.18%	1.40%	to	2.20%	34.36%	to	35.51%
2005	1,604	$11.64	to	$20.33	$28,990	1.02%	1.40%	to	2.20%	14.13%	to	14.92%
2004	1,043	$12.60	to	$17.69	$17,799	1.90%	1.40%	to	2.10%	35.03%	to	35.76%

			299

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus International Equity Portfolio -
Service Class
2008	2,429	$5.93	to	$7.64	$17,249	6.05%	0.75%	to	2.60%	-45.28%	to	-44.22%
2007	3,153	$10.77	to	$13.71	$41,029	-	0.75%	to	2.60%	5.33%	to	7.40%
2006	2,596	$10.91	to	$12.80	$32,572	1.87%	0.75%	to	2.60%	22.00%	to	23.81%
2005	23	$10.32	to	$10.33	$240	(b)	0.95%	to	2.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Index Plus International Equity Portfolio -
Service 2 Class
2008	39	$7.22	to	$7.40	$284	4.98%	1.40%	to	2.20%	-45.14%	to	-44.73%
2007	60	$13.16	to	$13.39	$800	-	1.40%	to	2.20%	5.62%	to	6.52%
2006	55	$12.46	to	$12.57	$688	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service Class
2008	924	$6.95	to	$7.33	$6,594	0.84%	0.90%	to	2.35%	-34.33%	to	-33.36%
2007	1,325	$10.43	to	$11.00	$14,310	-	0.90%	to	2.35%	-6.00%	to	-4.51%
2006	2,157	$10.94	to	$11.52	$24,614	0.54%	0.90%	to	2.60%	16.79%	to	17.90%
2005	7	$9.71	to	$9.72	$71	(b)	1.40%	to	2.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Wells Fargo Small Cap Disciplined Portfolio -
Service 2 Class
2008	52	$7.01	to	$7.19	$369	0.79%	1.40%	to	2.20%	-34.30%	to	-33.79%
2007	60	$10.67	to	$10.86	$641	-	1.40%	to	2.20%	-5.99%	to	-5.15%
2006	115	$11.35	to	$11.45	$1,313	(c)	1.40%	to	2.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Diversified International Fund - Class R
2008	29	$6.27	to	$6.35	$182	7.24%	0.75%	to	1.35%	-46.77%	to	-46.46%
2007	34	$11.78	to	$11.86	$398	2.53%	0.75%	to	1.35%	10.40%	to	10.67%
2006	7	$10.67	to	$10.68	$76	(c)	1.00%	to	1.35%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			300

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING American Century Large Company Value
Portfolio - Service Class
2008	44	$7.65	to	$9.07	$385	14.69%	0.75%	to	1.35%	-37.85%	to	-37.48%
2007	39	$12.28	to	$14.54	$527	1.38%	0.75%	to	1.35%	-3.31%	to	-2.79%
2006	56	$12.67	to	$14.99	$775	0.26%	0.75%	to	1.35%	17.73%	to	18.46%
2005	57	$10.80	to	$12.69	$681	1.30%	0.75%	to	1.35%	-0.16%	to	0.46%
2004	57	$10.72	to	$12.66	$651	0.99%	0.75%	to	1.35%	8.70%	to	9.27%
ING American Century Small-Mid Cap Value Portfolio -
Service Class
2008	34	$11.17	to	$12.12	$404	0.87%	0.75%	to	1.35%	-27.54%	to	-27.11%
2007	32	$15.35	to	$16.66	$519	0.53%	0.75%	to	1.35%	-4.20%	to	-3.60%
2006	36	$15.96	to	$17.34	$611	0.02%	0.75%	to	1.35%	13.90%	to	14.58%
2005	33	$13.96	to	$15.17	$483	0.19%	0.75%	to	1.35%	6.56%	to	7.00%
2004	29	$13.07	to	$14.21	$389	0.36%	0.75%	to	1.20%	19.88%	to	20.44%
ING Baron Small Cap Growth Portfolio - Service Class
2008	23,371	$6.17	to	$10.97	$177,288	-	0.75%	to	2.60%	-42.81%	to	-41.71%
2007	18,283	$11.41	to	$18.82	$240,630	-	0.75%	to	2.60%	3.35%	to	5.32%
2006	11,736	$11.00	to	$17.87	$147,898	-	0.75%	to	2.60%	12.27%	to	14.40%
2005	5,940	$10.91	to	$15.62	$66,027	-	0.75%	to	2.60%	5.94%	to	6.55%
2004	99	$14.49	to	$14.66	$1,448	-	0.75%	to	1.35%	26.22%	to	27.04%
ING Columbia Small Cap Value II Portfolio - Service
Class
2008	20,680	$6.42	to	$7.36	$136,090	0.10%	0.95%	to	2.60%	-35.80%	to	-34.69%
2007	14,188	$10.00	to	$11.27	$144,098	0.12%	0.95%	to	2.60%	0.30%	to	2.08%
2006	7,129	$9.97	to	$11.06	$71,511	(c)	0.95%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Davis New York Venture Portfolio - Service Class
2008	27,384	$6.28	to	$9.15	$185,900	0.86%	0.75%	to	2.60%	-40.84%	to	-39.67%
2007	16,069	$11.14	to	$15.21	$182,872	0.26%	0.75%	to	2.60%	1.46%	to	3.31%
2006	8,295	$10.98	to	$14.75	$92,112	0.01%	0.75%	to	2.60%	11.41%	to	13.07%
2005	210	$9.90	to	$13.09	$2,221	-	0.75%	to	2.20%	2.53%	to	3.05%
2004	69	$11.07	to	$12.72	$809	-	0.75%	to	1.35%	6.93%	to	7.63%

			301

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING JPMorgan Mid Cap Value Portfolio - Service Class
2008	3,989	$6.86	to	$11.95	$35,664	2.75%	0.75%	to	2.55%	-34.77%	to	-33.54%
2007	1,393	$13.50	to	$17.98	$23,165	0.56%	0.75%	to	2.60%	-0.37%	to	1.58%
2006	1,576	$13.55	to	$17.70	$25,829	-	0.75%	to	2.60%	13.48%	to	15.61%
2005	1,732	$11.93	to	$15.31	$24,632	0.29%	0.75%	to	2.60%	5.66%	to	7.74%
2004	1,575	$11.25	to	$14.21	$21,149	0.22%	0.75%	to	2.60%	17.53%	to	19.61%
ING Legg Mason Partners Aggressive Growth
Portfolio - Service Class
2008	10,153	$6.28	to	$8.23	$79,359	-	0.75%	to	2.55%	-40.88%	to	-39.75%
2007	11,590	$10.62	to	$13.69	$152,199	-	0.75%	to	2.60%	-4.49%	to	-2.68%
2006	12,234	$11.97	to	$14.09	$166,845	-	0.75%	to	2.60%	7.21%	to	9.18%
2005	12,230	$11.15	to	$12.93	$154,616	-	0.75%	to	2.60%	8.29%	to	10.14%
2004	9,733	$10.37	to	$11.74	$113,031	-	0.95%	to	2.60%	6.69%	to	8.40%
ING Neuberger Berman Partners Portfolio - Service
Class
2008	11,084	$5.15	to	$5.96	$58,327	-	0.80%	to	2.45%	-52.49%	to	-51.73%
2007	13,554	$10.70	to	$12.36	$148,883	0.23%	0.80%	to	2.60%	5.77%	to	7.75%
2006	17,001	$9.94	to	$11.49	$174,800	(c)	0.80%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING Oppenheimer Global Portfolio - Initial Class
2008	762	$8.38	to	$8.85	$6,611	2.25%	0.75%	to	2.20%	-41.64%	to	-40.76%
2007	972	$14.20	to	$14.94	$14,307	1.09%	0.75%	to	2.60%	3.80%	to	5.81%
2006	1,210	$13.68	to	$14.12	$16,934	0.07%	0.75%	to	2.60%	14.95%	to	17.08%
2005	1,523	$11.90	to	$12.06	$18,307	(b)	0.75%	to	2.60%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Oppenheimer Global Portfolio - Service Class
2008	11,877	$6.16	to	$10.97	$105,333	2.45%	0.75%	to	2.60%	-42.04%	to	-40.94%
2007	10,498	$12.05	to	$18.62	$160,036	0.96%	0.75%	to	2.60%	3.55%	to	5.56%
2006	7,433	$11.61	to	$17.69	$108,798	0.07%	0.75%	to	2.60%	14.56%	to	16.69%
2005	2,571	$11.89	to	$15.19	$32,615	1.19%	0.75%	to	2.60%	10.32%	to	12.43%
2004	250	$10.88	to	$13.54	$3,060	-	0.75%	to	2.60%	12.08%	to	14.19%

			302

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Oppenheimer Strategic Income Portfolio - Service
Class
2008	914	$9.58	to	$9.80	$8,886	6.50%	0.75%	to	1.35%	-16.91%	to	-16.38%
2007	862	$11.53	to	$11.72	$10,045	4.43%	0.75%	to	1.35%	7.16%	to	7.82%
2006	384	$10.76	to	$10.87	$4,165	0.12%	0.75%	to	1.35%	6.75%	to	7.41%
2005	306	$10.08	to	$10.12	$3,093	(b)	0.75%	to	1.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING PIMCO Total Return Portfolio - Service Class
2008	713	$11.54	to	$12.94	$8,589	5.66%	0.75%	to	1.35%	-1.54%	to	-0.92%
2007	386	$11.72	to	$13.06	$4,744	3.24%	0.75%	to	1.35%	7.92%	to	8.56%
2006	259	$10.86	to	$12.03	$2,982	1.65%	0.75%	to	1.35%	2.55%	to	3.26%
2005	247	$10.59	to	$11.65	$2,776	1.55%	0.75%	to	1.35%	0.76%	to	1.30%
2004	191	$10.51	to	$11.50	$2,116	-	0.75%	to	1.35%	2.94%	to	3.51%
ING Solution 2015 Portfolio - Service Class
2008	1,280	$8.68	to	$8.88	$11,249	1.89%	0.75%	to	1.35%	-27.91%	to	-27.39%
2007	766	$12.04	to	$12.23	$9,290	0.51%	0.75%	to	1.35%	3.26%	to	3.82%
2006	278	$11.66	to	$11.78	$3,262	0.13%	0.75%	to	1.35%	9.54%	to	9.89%
2005	34	$10.69	to	$10.72	$363	(b)	0.75%	to	1.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2025 Portfolio - Service Class
2008	1,108	$8.15	to	$8.34	$9,138	1.46%	0.75%	to	1.35%	-34.80%	to	-34.33%
2007	516	$12.50	to	$12.70	$6,508	0.38%	0.75%	to	1.35%	3.22%	to	3.84%
2006	207	$12.11	to	$12.23	$2,527	0.07%	0.75%	to	1.35%	11.79%
2005	4		$10.94		$47	(b)		0.75%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution 2035 Portfolio - Service Class
2008	980	$8.04	to	$8.22	$7,954	1.64%	0.75%	to	1.35%	-37.82%	to	-37.44%
2007	595	$12.93	to	$13.14	$7,753	0.41%	0.75%	to	1.35%	3.86%	to	4.45%
2006	126	$12.45	to	$12.58	$1,583	0.10%	0.75%	to	1.35%	13.00%	to	13.33%
2005	2	$11.08	to	$11.10	$19	(b)	0.75%	to	1.00%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			303

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Solution 2045 Portfolio - Service Class
2008	153	$7.92	to	$8.10	$1,225	1.36%	0.75%	to	1.35%	-40.67%	to	-40.27%
2007	84	$13.35	to	$13.56	$1,135	0.14%	0.75%	to	1.35%	4.52%	to	4.95%
2006	24	$12.82	to	$12.92	$312	-	0.75%	to	1.20%	13.91%
2005	-		$11.29		$5	(b)		1.00%			(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Solution Income Portfolio - Service Class
2008	581	$9.31	to	$9.52	$5,469	2.11%	0.75%	to	1.35%	-17.76%	to	-17.22%
2007	408	$11.32	to	$11.50	$4,657	0.65%	0.75%	to	1.35%	4.03%	to	4.36%
2006	52	$10.93	to	$11.02	$566	(c)	0.75%	to	1.20%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING T. Rowe Price Diversified Mid Cap Growth
Portfolio - Service Class
2008	339	$7.65	to	$9.46	$3,090	0.06%	0.75%	to	1.35%	-44.03%	to	-43.68%
2007	204	$13.63	to	$16.84	$3,215	-	0.75%	to	1.35%	11.42%	to	12.17%
2006	152	$12.20	to	$15.06	$2,030	-	0.75%	to	1.35%	7.51%	to	8.10%
2005	59	$11.39	to	$13.96	$729	-	0.75%	to	1.35%	7.54%	to	8.20%
2004	46	$10.61	to	$12.94	$529	-	0.75%	to	1.35%	7.07%	to	7.72%
ING T. Rowe Price Growth Equity Portfolio - Service
Class
2008	5,066	$5.66	to	$9.09	$30,425	1.09%	0.75%	to	2.60%	-43.72%	to	-42.73%
2007	3,334	$10.10	to	$15.93	$35,823	0.14%	0.75%	to	2.45%	8.14%	to	8.79%
2006	320	$12.30	to	$14.68	$4,288	-	0.75%	to	1.35%	11.54%	to	12.19%
2005	282	$11.01	to	$13.12	$3,308	0.45%	0.75%	to	1.35%	4.50%	to	5.08%
2004	268	$10.51	to	$12.51	$2,982	0.04%	0.75%	to	1.35%	8.43%	to	8.92%
ING Templeton Foreign Equity Portfolio - Service Class
2008	21,711	$5.97	to	$8.02	$159,726	3.32%	0.75%	to	2.60%	-42.17%	to	-41.17%
2007	8,749	$12.45	to	$13.64	$110,579	1.24%	0.95%	to	2.60%	12.26%	to	14.14%
2006	2,262	$11.09	to	$11.95	$25,226	(c)	0.95%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)

			304

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Thornburg Value Portfolio - Initial Class
2008	188	$5.99	to	$8.72	$1,193	0.52%	0.95%	to	2.10%	-41.01%	to	-40.35%
2007	247	$10.15	to	$14.66	$2,633	0.44%	0.95%	to	2.10%	4.98%	to	6.18%
2006	331	$9.34	to	$13.84	$3,324	0.48%	0.95%	to	2.55%	13.90%	to	15.78%
2005	389	$8.20	to	$11.99	$3,383	0.85%	0.95%	to	2.55%	-0.97%	to	0.57%
2004	455	$8.28	to	$11.96	$3,938	0.46%	0.95%	to	2.55%	9.96%	to	11.88%
ING Thornburg Value Portfolio - Service Class
2008	679	$6.97	to	$9.18	$4,948	0.10%	0.75%	to	2.35%	-41.30%	to	-40.37%
2007	1,107	$11.74	to	$15.42	$13,460	0.75%	0.75%	to	2.35%	4.49%	to	6.20%
2006	592	$11.09	to	$14.56	$6,794	0.02%	0.75%	to	2.35%	15.13%	to	15.68%
2005	27	$9.76	to	$12.62	$277	0.55%	0.75%	to	1.20%	0.08%	to	0.51%
2004	42	$9.71	to	$12.59	$444	0.24%	0.75%	to	1.20%	11.51%	to	11.74%
ING UBS U.S. Large Cap Equity Portfolio - Service
Class
2008	796	$7.16	to	$9.25	$6,145	1.56%	0.75%	to	2.35%	-41.41%	to	-40.47%
2007	1,086	$12.22	to	$15.57	$14,104	0.67%	0.75%	to	2.45%	-1.60%	to	0.16%
2006	1,739	$12.40	to	$15.59	$22,611	0.48%	0.75%	to	2.60%	11.39%	to	13.42%
2005	628	$11.02	to	$13.77	$7,228	0.51%	0.75%	to	2.60%	6.66%	to	8.23%
2004	61	$10.22	to	$12.76	$674	-	0.75%	to	2.20%	13.09%	to	13.77%
ING Van Kampen Comstock Portfolio - Service Class
2008	16,491	$6.55	to	$9.57	$135,204	3.99%	0.75%	to	2.60%	-38.19%	to	-36.94%
2007	16,860	$10.78	to	$15.22	$221,984	1.25%	0.75%	to	2.60%	-4.83%	to	-3.00%
2006	15,954	$11.25	to	$15.73	$219,324	0.70%	0.75%	to	2.60%	12.87%	to	14.96%
2005	13,926	$10.31	to	$13.71	$168,923	0.51%	0.75%	to	2.60%	0.81%	to	2.74%
2004	8,544	$11.02	to	$13.39	$103,284	-	0.75%	to	2.60%	13.74%	to	15.84%
ING Van Kampen Equity and Income Portfolio -
Initial Class
2008	221	$9.34	to	$9.55	$2,076	5.06%	0.75%	to	1.35%	-24.43%	to	-23.96%
2007	283	$12.36	to	$12.56	$3,542	2.47%	0.75%	to	1.35%	2.15%	to	2.78%
2006	321	$12.10	to	$12.22	$3,913	1.93%	0.75%	to	1.35%	11.21%	to	11.80%
2005	380	$10.88	to	$10.93	$4,151	(b)	0.75%	to	1.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			305

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Van Kampen Equity and Income Portfolio -
Service Class
2008	18,391	$7.23	to	$11.55	$169,926	7.22%	0.75%	to	2.60%	-25.55%	to	-24.14%
2007	8,181	$9.66	to	$15.26	$102,113	1.91%	0.75%	to	2.60%	0.59%	to	2.49%
2006	5,017	$11.82	to	$14.92	$61,397	2.21%	0.75%	to	2.60%	9.47%	to	11.56%
2005	3,123	$10.77	to	$13.41	$34,098	-	0.75%	to	2.60%	6.31%	to	7.00%
2004	23	$10.37	to	$12.57	$256	0.52%	0.75%	to	1.35%	9.16%	to	9.79%
ING VP Strategic Allocation Conservative Portfolio -
Class S
2008	103	$11.17	to	$11.42	$1,170	4.28%	0.75%	to	1.35%	-24.93%	to	-24.47%
2007	96	$14.88	to	$15.12	$1,445	2.50%	0.75%	to	1.35%	4.26%	to	4.71%
2006	50	$14.33	to	$14.44	$717	1.55%	0.75%	to	1.20%	7.07%	to	7.36%
2005	9	$13.43	to	$13.45	$118	(b)	0.75%	to	1.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Strategic Allocation Growth Portfolio - Class S
2008	45	$11.24	to	$11.49	$512	3.10%	0.75%	to	1.35%	-36.98%	to	-36.69%
2007	25	$17.93	to	$18.15	$455	1.31%	0.75%	to	1.20%	3.52%	to	3.95%
2006	18	$17.32	to	$17.46	$308	0.48%	0.75%	to	1.20%	11.65%	to	12.07%
2005	2	$15.54	to	$15.58	$29	(b)	0.75%	to	1.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Strategic Allocation Moderate Portfolio - Class S
2008	50	$11.20	to	$11.46	$573	3.34%	0.75%	to	1.35%	-31.58%	to	-31.09%
2007	52	$16.37	to	$16.63	$862	2.06%	0.75%	to	1.35%	3.87%	to	4.46%
2006	44	$15.76	to	$15.92	$693	1.01%	0.75%	to	1.35%	9.29%	to	9.94%
2005	25	$14.42	to	$14.48	$362	(b)	0.75%	to	1.35%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING VP Growth and Income Portfolio - Class I
2008	15	$6.12	to	$6.14	$90	1.67%	1.25%	to	1.40%	-38.55%	to	-38.35%
2007	15		$9.96		$150	(d)	1.25%	to	1.40%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

			306

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Growth and Income Portfolio - Class S
2008	44,763	$6.02	to	$10.33	$274,706	3.86%	0.50%	to	2.60%	-39.13%	to	-38.33%
2007	488	$9.94	to	$16.75	$7,420	1.64%	0.75%	to	2.20%	5.71%	to	6.35%
2006	310	$14.70	to	$15.75	$4,758	1.29%	0.75%	to	1.35%	12.40%	to	12.90%
2005	177	$13.15	to	$13.95	$2,431	1.09%	0.75%	to	1.20%	6.65%	to	7.14%
2004	139	$12.33	to	$13.02	$1,776	2.11%	0.75%	to	1.20%	6.85%	to	7.25%
ING GET U.S. Core Portfolio - Series 3
2008	3,905	$9.43	to	$10.24	$38,784	2.18%	1.45%	to	3.05%	-6.45%	to	-4.83%
2007	4,702	$10.08	to	$10.85	$49,380	2.45%	1.25%	to	3.05%	1.82%	to	3.73%
2006	6,719	$9.90	to	$10.46	$68,420	2.52%	1.25%	to	3.05%	3.13%	to	5.02%
2005	9,762	$9.60	to	$9.96	$95,457	1.98%	1.25%	to	3.05%	-2.24%	to	-0.50%
2004	14,042	$9.82	to	$10.01	$139,161	-	1.25%	to	3.05%	-1.70%	to	-0.10%
ING GET U.S. Core Portfolio - Series 4
2008	2,645	$9.70	to	$10.49	$26,980	2.85%	1.45%	to	3.10%	-8.66%	to	-7.09%
2007	3,250	$10.62	to	$11.38	$35,860	2.92%	1.25%	to	3.10%	0.47%	to	2.43%
2006	4,614	$10.56	to	$11.11	$49,961	2.65%	1.25%	to	3.10%	4.64%	to	6.52%
2005	5,905	$10.09	to	$10.43	$60,557	1.62%	1.25%	to	3.10%	-1.85%
2004	7,380	$10.28	to	$10.43	$76,373	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 5
2008	1,627	$10.11	to	$10.70	$16,931	1.51%	1.45%	to	2.70%	-9.81%	to	-8.70%
2007	2,032	$11.19	to	$11.72	$23,310	1.78%	1.45%	to	2.75%	-0.62%	to	0.69%
2006	2,507	$11.17	to	$11.64	$28,664	1.86%	1.25%	to	3.10%	7.92%	to	9.61%
2005	3,529	$10.35	to	$10.66	$37,081	0.97%	1.25%	to	3.10%	-0.48%	to	1.43%
2004	4,121	$10.40	to	$10.51	$43,088	(a)	1.25%	to	3.10%		(a)
ING GET U.S. Core Portfolio - Series 6
2008	1,829	$9.75	to	$10.46	$18,708	1.91%	1.45%	to	3.10%	-9.05%	to	-7.52%
2007	2,246	$10.72	to	$11.39	$24,947	2.46%	1.25%	to	3.10%	0.19%	to	1.97%
2006	2,775	$10.70	to	$11.17	$30,412	2.27%	1.25%	to	3.10%	7.10%	to	9.08%
2005	4,173	$9.99	to	$10.24	$42,244	0.39%	1.25%	to	3.10%	-0.50%	to	1.49%
2004	5,992	$10.04	to	$10.09	$60,314	(a)	1.25%	to	3.10%		(a)

			307

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 7
2008	1,169	$9.84	to	$10.45	$11,948	1.97%	1.45%	to	2.95%	-7.69%	to	-6.36%
2007	1,480	$10.62	to	$11.23	$16,210	2.54%	1.25%	to	3.10%	0.09%	to	2.00%
2006	2,117	$10.60	to	$11.01	$22,891	2.17%	1.25%	to	3.10%	6.85%	to	8.90%
2005	3,676	$9.92	to	$10.11	$36,810	0.14%	1.25%	to	3.10%	-0.30%	to	0.90%
2004	127	$9.99	to	$10.00	$1,268	(a)	0.95%	to	2.20%		(a)
ING GET U.S. Core Portfolio - Series 8
2008	725	$9.98	to	$10.48	$7,399	1.87%	1.25%	to	2.50%	-8.86%	to	-7.58%
2007	896	$10.77	to	$11.34	$9,955	2.27%	1.25%	to	3.10%	0.47%	to	2.35%
2006	998	$10.72	to	$11.08	$10,909	1.75%	1.25%	to	3.10%	7.31%	to	9.27%
2005	1,504	$9.99	to	$10.14	$15,156	(b)	1.25%	to	3.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 9
2008	596	$9.92	to	$10.38	$6,080	2.19%	1.45%	to	2.70%	-7.72%	to	-6.49%
2007	686	$10.65	to	$11.10	$7,521	2.59%	1.45%	to	3.10%	0.76%	to	2.40%
2006	940	$10.57	to	$10.88	$10,101	1.35%	1.25%	to	3.10%	6.77%	to	8.80%
2005	1,656	$9.90	to	$10.00	$16,493	(b)	1.25%	to	3.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 10
2008	501	$9.95	to	$10.52	$5,125	2.53%	1.25%	to	2.90%	-6.66%	to	-5.05%
2007	562	$10.66	to	$11.08	$6,095	2.00%	1.25%	to	2.90%	0.57%	to	2.31%
2006	805	$10.57	to	$10.83	$8,614	0.73%	1.25%	to	3.10%	6.44%	to	8.41%
2005	1,255	$9.93	to	$9.99	$12,504	(b)	1.25%	to	3.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING GET U.S. Core Portfolio - Series 11
2008	742	$10.14	to	$10.61	$7,708	2.42%	1.45%	to	2.95%	-2.31%	to	-0.93%
2007	836	$10.35	to	$10.71	$8,827	3.25%	1.45%	to	3.10%	-1.05%	to	0.56%
2006	1,056	$10.46	to	$10.65	$11,153	0.27%	1.45%	to	3.10%	5.29%	to	6.29%
2005	148	$10.01	to	$10.02	$1,482	(b)	0.95%	to	1.90%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)

			308

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING GET U.S. Core Portfolio - Series 12
2008	268	$10.08	to	$10.55	$2,781	1.71%	1.45%	to	3.05%	-9.03%	to	-7.54%
2007	355	$11.07	to	$11.41	$4,014	1.30%	1.45%	to	3.10%	-0.18%	to	1.51%
2006	426	$11.09	to	$11.24	$4,768	(c)	1.45%	to	3.10%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 13
2008	2,204	$10.16	to	$10.54	$23,085	2.18%	1.45%	to	2.90%	-0.59%	to	0.86%
2007	3,493	$10.19	to	$10.45	$36,193	0.65%	1.45%	to	3.10%	1.70%	to	3.36%
2006	5,273	$10.02	to	$10.11	$53,117	(c)	1.45%	to	3.10%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ING GET U.S. Core Portfolio - Series 14
2008	7,383	$10.10	to	$10.44	$76,227	1.88%	1.45%	to	3.05%	-0.10%	to	1.56%
2007	8,660	$10.11	to	$10.28	$88,486	(d)	1.45%	to	3.10%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)
ING BlackRock Global Science and Technology
Portfolio - Class S
2008	13,408	$6.45	to	$9.58	$87,426	-	0.75%	to	2.60%	-40.81%	to	-40.46%
2007	71	$15.83	to	$16.09	$1,140	-	0.75%	to	1.35%	17.26%	to	17.96%
2006	41	$13.50	to	$13.64	$550	-	0.75%	to	1.35%	5.30%	to	5.98%
2005	6	$12.82	to	$12.87	$78	(b)	0.75%	to	1.35%		(e)
2004	(b)		(b)		(b)	(b)		(b)			(b)
ING Global Equity Option Portfolio - Class S
2008	261	$7.83	to	$7.86	$2,044	(e)	1.15%	to	2.20%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			309

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING International Index Portfolio - Class S
2008	998	$6.02	to	$6.09	$6,041	(e)	0.95%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Lehman Brothers U.S. Aggregate Bond Index®
Portfolio - Class S
2008	17,418	$10.11	to	$10.41	$177,261	(e)	0.75%	to	2.60%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Opportunistic Large Cap Growth Portfolio - Class S
2008	45	$6.60	to	$8.56	$350	0.41%	0.75%	to	1.35%	-44.95%	to	-44.64%
2007	46	$11.96	to	$15.50	$629	0.22%	0.75%	to	1.35%	15.96%	to	16.62%
2006	24	$10.47	to	$13.32	$273	-	0.75%	to	1.35%	1.08%	to	1.65%
2005	26	$10.30	to	$13.13	$285	0.31%	0.75%	to	1.35%	7.60%	to	8.19%
2004	36	$9.42	to	$12.16	$356	-	0.75%	to	1.35%	5.49%	to	6.25%
ING Opportunistic Large Cap Value Portfolio - Class S
2008	1,626	$6.16	to	$9.78	$11,563	1.77%	0.75%	to	2.55%	-37.46%	to	-36.28%
2007	2,032	$9.85	to	$15.39	$22,941	1.47%	0.75%	to	2.60%	0.08%	to	2.03%
2006	2,433	$9.83	to	$15.12	$27,029	1.40%	0.75%	to	2.60%	12.73%	to	14.92%
2005	2,925	$8.72	to	$13.20	$28,537	0.36%	0.75%	to	2.60%	4.06%	to	5.94%
2004	389	$8.38	to	$12.48	$3,478	0.77%	0.75%	to	2.55%	7.16%	to	9.05%
ING Russell™ Global Large Cap Index 85% Portfolio -
Class S
2008	335	$8.12	to	$8.15	$2,725	(e)	1.15%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)

			310

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING Russell™ Large Cap Index Portfolio - Class S
2008	3,418	$6.66	to	$6.73	$22,903	(e)	0.80%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Mid Cap Index Portfolio - Class S
2008	3,704	$6.04	to	$6.15	$22,649	(e)	0.80%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING Russell™ Small Cap Index Portfolio - Class S
2008	10,143	$6.91	to	$7.00	$70,527	(e)	0.80%	to	2.45%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP Index Plus LargeCap Portfolio - Class S
2008	24,189	$6.45	to	$9.49	$174,373	2.25%	0.75%	to	2.60%	-39.00%	to	-37.84%
2007	25,928	$10.51	to	$15.31	$303,196	0.68%	0.75%	to	2.60%	2.05%	to	3.98%
2006	18,042	$10.70	to	$14.76	$204,688	0.88%	0.75%	to	2.60%	11.30%	to	13.44%
2005	17,237	$9.61	to	$13.05	$173,748	1.22%	0.75%	to	2.60%	2.43%	to	4.30%
2004	13,139	$9.38	to	$12.53	$128,155	1.02%	0.75%	to	2.60%	7.53%	to	9.42%
ING VP Index Plus MidCap Portfolio - Class S
2008	13,369	$6.31	to	$10.42	$115,644	1.19%	0.75%	to	2.60%	-39.37%	to	-38.21%
2007	16,517	$10.34	to	$16.90	$232,853	0.48%	0.75%	to	2.60%	2.49%	to	4.49%
2006	16,098	$10.83	to	$16.21	$220,692	0.44%	0.75%	to	2.60%	6.32%	to	8.27%
2005	13,837	$11.08	to	$15.01	$177,634	0.39%	0.75%	to	2.60%	7.93%	to	10.02%
2004	6,532	$10.84	to	$13.68	$79,289	0.30%	0.75%	to	2.60%	13.39%	to	15.55%

			311

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP Index Plus SmallCap Portfolio - Class S
2008	10,297	$6.26	to	$10.49	$88,612	0.67%	0.75%	to	2.60%	-35.36%	to	-34.20%
2007	13,011	$9.63	to	$15.97	$171,833	0.13%	0.75%	to	2.60%	-9.01%	to	-7.17%
2006	13,635	$11.83	to	$17.26	$197,450	0.25%	0.75%	to	2.60%	10.55%	to	12.65%
2005	11,068	$10.68	to	$15.36	$144,771	0.27%	0.75%	to	2.60%	4.63%	to	6.56%
2004	5,386	$11.23	to	$14.45	$68,985	0.08%	0.75%	to	2.60%	18.63%	to	20.80%
ING VP Small Company Portfolio - Class S
2008	5,881	$7.09	to	$11.93	$43,479	0.10%	0.75%	to	2.55%	-32.17%	to	-31.74%
2007	166	$15.12	to	$17.52	$2,803	-	0.75%	to	1.35%	4.23%	to	4.89%
2006	135	$14.46	to	$16.75	$2,151	0.16%	0.75%	to	1.35%	14.53%	to	15.18%
2005	94	$12.60	to	$14.57	$1,294	0.02%	0.75%	to	1.35%	8.56%	to	9.23%
2004	101	$11.58	to	$13.37	$1,267	0.28%	0.75%	to	1.35%	12.51%	to	13.26%
ING WisdomTreeSM Global High-Yielding Equity
Index Portfolio - Class S
2008	23,942	$6.00	to	$6.12	$145,051	(e)	0.75%	to	2.35%		(e)
2007	(e)		(e)		(e)	(e)		(e)			(e)
2006	(e)		(e)		(e)	(e)		(e)			(e)
2005	(e)		(e)		(e)	(e)		(e)			(e)
2004	(e)		(e)		(e)	(e)		(e)			(e)
ING VP International Value Portfolio - Class S
2008	740	$10.99	to	$12.29	$8,896	2.78%	0.75%	to	1.35%	-43.09%	to	-42.76%
2007	632	$19.26	to	$21.52	$13,183	1.57%	0.75%	to	1.35%	11.53%	to	12.21%
2006	380	$17.22	to	$19.23	$6,945	1.86%	0.75%	to	1.35%	27.09%	to	27.86%
2005	199	$13.52	to	$15.08	$2,846	1.87%	0.75%	to	1.35%	7.68%	to	8.21%
2004	94	$12.53	to	$13.97	$1,244	0.90%	0.75%	to	1.20%	15.70%	to	16.13%
ING VP MidCap Opportunities Portfolio - Class S
2008	34,217	$6.16	to	$11.41	$223,352	-	0.50%	to	2.45%	-39.19%	to	-38.22%
2007	2,454	$10.12	to	$18.51	$26,412	-	0.75%	to	2.35%	22.47%	to	24.51%
2006	3,017	$8.25	to	$14.90	$25,935	-	0.75%	to	2.35%	5.13%	to	6.84%
2005	3,860	$7.84	to	$13.99	$31,259	-	0.75%	to	2.35%	7.69%	to	9.33%
2004	4,282	$7.28	to	$12.83	$31,955	-	0.75%	to	2.25%	10.03%	to	10.29%

			312

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
ING VP SmallCap Opportunities Portfolio - Class S
2008	9,121	$5.31	to	$11.04	$51,591	-	0.75%	to	2.45%	-36.17%	to	-35.11%
2007	11,476	$8.31	to	$17.06	$100,307	-	0.75%	to	2.60%	7.00%	to	9.00%
2006	14,427	$7.74	to	$15.69	$116,669	-	0.75%	to	2.60%	9.43%	to	11.49%
2005	15,436	$7.05	to	$14.11	$112,432	-	0.75%	to	2.60%	6.47%	to	8.14%
2004	15,335	$6.62	to	$13.09	$103,698	-	0.75%	to	2.25%	7.47%	to	9.03%
ING VP Balanced Portfolio - Class S
2008	724	$7.46	to	$10.25	$6,399	3.34%	0.75%	to	2.55%	-30.08%	to	-28.87%
2007	814	$10.66	to	$14.41	$9,901	2.48%	0.75%	to	2.60%	2.60%	to	4.57%
2006	908	$10.39	to	$13.78	$10,361	1.04%	0.75%	to	2.60%	8.13%	to	8.76%
2005	254	$12.18	to	$12.67	$3,170	2.07%	0.75%	to	1.35%	2.61%	to	3.26%
2004	259	$11.87	to	$12.27	$3,120	2.07%	0.75%	to	1.35%	7.70%	to	8.20%
ING VP Intermediate Bond Portfolio - Class S
2008	104,672	$8.83	to	$11.69	$1,122,300	6.23%	0.75%	to	2.60%	-11.04%	to	-9.31%
2007	88,836	$10.20	to	$12.89	$1,068,161	4.53%	0.75%	to	2.60%	2.96%	to	4.88%
2006	53,039	$10.12	to	$12.29	$616,032	5.04%	0.75%	to	2.60%	1.10%	to	3.02%
2005	26,206	$10.01	to	$11.93	$300,774	3.92%	0.75%	to	2.60%	0.71%	to	2.14%
2004	17,871	$10.67	to	$11.68	$203,365	8.87%	0.75%	to	2.25%	2.19%	to	3.82%
Legg Mason Partners Variable International All Cap
Opportunity Portfolio
2008	4	$10.31	to	$10.52	$39	1.40%	1.25%	to	1.40%	-44.18%	to	-44.10%
2007	6	$18.47	to	$18.82	$104	0.83%	1.25%	to	1.40%	4.88%	to	4.96%
2006	8	$17.61	to	$17.93	$136	1.91%	1.25%	to	1.40%	24.10%	to	24.34%
2005	10	$14.19	to	$14.42	$144	1.12%	1.25%	to	1.40%	10.17%	to	10.33%
2004	17	$12.88	to	$13.07	$214	0.92%	1.25%	to	1.40%	16.14%	to	16.38%
Legg Mason Partners Variable Investors Portfolio
2008	12	$6.17	to	$6.19	$73	0.83%	1.25%	to	1.40%	-36.59%	to	-36.45%
2007	17	$9.73	to	$9.74	$169	(d)	1.25%	to	1.40%		(d)
2006	(d)		(d)		(d)	(d)		(d)			(d)
2005	(d)		(d)		(d)	(d)		(d)			(d)
2004	(d)		(d)		(d)	(d)		(d)			(d)

			313

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Legg Mason Partners Variable High Income Portfolio
2008	4	$11.67	to	$11.92	$51	9.94%	1.25%	to	1.40%	-30.99%	to	-30.86%
2007	6	$16.91	to	$17.24	$110	8.07%	1.25%	to	1.40%	-1.11%	to	-0.92%
2006	8	$17.10	to	$17.40	$138	6.49%	1.25%	to	1.40%	9.40%	to	9.57%
2005	12	$15.63	to	$15.88	$185	7.11%	1.25%	to	1.40%	1.23%	to	1.34%
2004	17	$15.44	to	$15.67	$265	7.33%	1.25%	to	1.40%	8.89%	to	9.05%
Legg Mason Partners Variable Money Market Portfolio
2008	2	$13.54			$23	3.17%	1.40%			1.12%
2007	12	$13.39			$166	2.12%	1.40%			3.48%
2006	2	$12.94			$23	4.49%	1.40%			3.19%
2005	2	$12.54			$24	3.31%	1.40%			1.37%
2004	3	$12.37			$37	-	1.40%			-0.56%
Oppenheimer Main Street Small Cap Fund®/VA -
Service Class
2008	71	$11.38	to	$11.63	$822	0.28%	0.75%	to	1.35%	-38.82%	to	-38.47%
2007	70	$18.60	to	$18.90	$1,323	0.19%	0.75%	to	1.35%	-2.72%	to	-2.17%
2006	43	$19.12	to	$19.32	$822	0.01%	0.75%	to	1.35%	13.41%	to	13.85%
2005	5	$16.93	to	$16.97	$91	(b)	0.75%	to	1.10%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
PIMCO Real Return Portfolio - Administrative Class
2008	745	$9.95	to	$10.18	$7,515	4.22%	0.75%	to	1.35%	-8.29%	to	-7.71%
2007	222	$10.85	to	$11.03	$2,430	4.24%	0.75%	to	1.35%	9.05%	to	9.64%
2006	130	$9.95	to	$10.06	$1,301	4.45%	0.75%	to	1.35%	-0.40%	to	0.10%
2005	35	$10.02	to	$10.05	$352	(b)	0.75%	to	1.20%		(b)
2004	(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Equity Income VCT Portfolio - Class II
2008	1,213	$9.87	to	$11.28	$13,323	2.72%	0.75%	to	1.35%	-31.41%	to	-30.97%
2007	1,031	$14.36	to	$16.39	$16,338	2.74%	0.75%	to	1.35%	-0.80%	to	-0.20%
2006	551	$14.44	to	$16.47	$8,556	2.31%	0.75%	to	1.35%	20.52%	to	21.20%
2005	272	$11.95	to	$13.62	$3,429	2.17%	0.75%	to	1.35%	4.09%	to	4.66%
2004	139	$11.45	to	$13.04	$1,659	1.95%	0.75%	to	1.35%	14.47%	to	15.22%

			314

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Pioneer Small Cap Value VCT Portfolio - Class II
2008	401	$5.78	to	$6.04	$2,388	0.25%	0.95%	to	2.60%	-39.73%	to	-38.74%
2007	499	$9.59	to	$9.86	$4,873	0.52%	0.95%	to	2.60%	-9.61%	to	-8.02%
2006	633	$10.61	to	$10.72	$6,765	(c)	0.95%	to	2.60%		(c)
2005	(c)		(c)		(c)	(c)		(c)			(c)
2004	(c)		(c)		(c)	(c)		(c)			(c)
ProFund VP Bull
2008	2,280	$5.91	to	$8.22	$14,046	-	0.95%	to	2.60%	-39.27%	to	-38.28%
2007	2,986	$9.60	to	$13.43	$30,062	0.44%	0.90%	to	2.60%	0.85%	to	2.61%
2006	5,805	$9.42	to	$13.20	$57,596	0.22%	0.90%	to	2.60%	10.75%	to	12.62%
2005	8,379	$8.50	to	$11.82	$74,309	0.22%	0.90%	to	2.60%	0.12%	to	1.78%
2004	12,090	$8.49	to	$11.71	$106,145	-	0.90%	to	2.55%	6.22%	to	7.89%
ProFund VP Europe 30
2008	1,401	$6.72	to	$10.32	$9,835	2.06%	0.90%	to	2.35%	-45.34%	to	-44.50%
2007	1,835	$12.05	to	$18.75	$23,421	2.03%	0.90%	to	2.60%	11.56%	to	13.54%
2006	2,641	$10.79	to	$16.66	$29,949	0.34%	0.90%	to	2.60%	14.46%	to	16.50%
2005	3,806	$9.42	to	$14.43	$37,372	0.13%	0.90%	to	2.60%	5.29%	to	7.16%
2004	4,033	$8.94	to	$13.58	$37,237	0.12%	0.90%	to	2.60%	11.47%	to	13.25%
ProFund VP Rising Rates Opportunity
2008	2,870	$4.43	to	$5.47	$13,199	5.38%	0.95%	to	2.60%	-39.61%	to	-38.60%
2007	4,013	$7.26	to	$9.01	$30,230	5.33%	0.95%	to	2.60%	-7.67%	to	-6.07%
2006	5,900	$7.81	to	$9.72	$47,606	2.01%	0.95%	to	2.60%	7.34%	to	9.15%
2005	6,792	$7.27	to	$9.02	$50,608	-	0.95%	to	2.60%	-10.28%	to	-8.82%
2004	6,392	$8.10	to	$8.66	$52,378	-	0.95%	to	2.60%	-13.18%	to	-11.73%
Wells Fargo Advantage Asset Allocation Fund
2008	210	$8.28	to	$9.65	$1,989	2.43%	1.40%	to	2.20%	-30.65%	to	-30.12%
2007	241	$11.94	to	$13.81	$3,282	2.27%	1.40%	to	2.20%	5.20%	to	6.07%
2006	268	$11.35	to	$13.02	$3,422	2.29%	1.40%	to	2.20%	9.75%	to	10.62%
2005	285	$10.34	to	$11.77	$3,308	2.45%	1.40%	to	2.20%	2.83%	to	3.52%
2004	166	$11.27	to	$11.37	$1,880	2.52%	1.40%	to	2.10%		7.21%

			315

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage C&B Large Cap Value Fund
2008	27	$7.50	to	$9.01	$233	1.39%	1.40%	to	2.20%	-36.44%	to	-35.92%
2007	36	$11.80	to	$14.06	$489	1.14%	1.40%	to	2.20%	-3.36%	to	-2.56%
2006	40	$12.21	to	$14.43	$560	1.46%	1.40%	to	2.20%	19.47%	to	20.35%
2005	48	$10.22	to	$11.99	$568	0.81%	1.40%	to	2.20%	0.94%	to	1.45%
2004	18	$11.69	to	$11.75	$211	(a)	1.65%	to	2.10%		(a)
Wells Fargo Advantage Equity Income Fund
2008	60	$7.56	to	$8.97	$529	1.96%	1.65%	to	2.20%	-37.83%	to	-37.49%
2007	71	$12.16	to	$14.35	$1,004	1.52%	1.65%	to	2.20%	0.50%	to	1.06%
2006	79	$12.10	to	$14.20	$1,105	1.53%	1.65%	to	2.20%	15.90%	to	16.68%
2005	84	$10.44	to	$12.17	$1,007	1.56%	1.65%	to	2.20%	3.17%	to	3.57%
2004	75	$11.68	to	$11.78	$882	1.79%	1.40%	to	2.10%		8.93%
Wells Fargo Advantage Large Company Growth Fund
2008	192	$6.53	to	$7.02	$1,308	0.25%	1.40%	to	2.20%	-40.34%	to	-39.85%
2007	236	$10.94	to	$11.67	$2,681	-	1.40%	to	2.20%	5.19%	to	6.09%
2006	267	$10.40	to	$11.00	$2,876	-	1.40%	to	2.20%	0.10%	to	0.92%
2005	289	$10.39	to	$10.90	$3,109	0.18%	1.40%	to	2.20%	3.47%	to	4.21%
2004	218	$10.37	to	$10.46	$2,266	-	1.40%	to	2.10%		1.27%
Wells Fargo Advantage Money Market Fund
2008	4	$10.46	to	$10.60	$43	2.35%	1.65%	to	1.90%	0.38%	to	0.66%
2007	12	$10.42	to	$10.53	$127	4.54%	1.65%	to	1.90%	2.66%	to	2.93%
2006	31	$10.08	to	$10.24	$314	4.30%	1.65%	to	2.20%	2.09%	to	2.71%
2005	78	$9.86	to	$10.03	$784	5.76%	1.65%	to	2.20%	0.41%	to	0.61%
2004	38	$9.82	to	$9.85	$369	(a)	1.90%	to	2.10%		(a)
Wells Fargo Advantage Small Cap Growth Fund
2008	44	$8.28	to	$9.82	$419	-	1.40%	to	2.20%	-42.74%	to	-42.24%
2007	53	$14.46	to	$17.00	$884	-	1.40%	to	2.20%	11.32%	to	12.21%
2006	61	$12.99	to	$15.15	$910	-	1.40%	to	2.20%	20.06%	to	21.01%
2005	63	$10.82	to	$12.52	$782	-	1.40%	to	2.20%	3.97%	to	4.77%
2004	48	$11.85	to	$11.95	$569	-	1.40%	to	2.10%	11.65%

			316

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

						Investment
	Units*	Unit Fair Value			Net Assets	Income	Expense RatioB			Total ReturnC
	(000's)	(lowest to highest)			(000's)	RatioA	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage Total Return Bond Fund
2008	93	$10.52	to	$11.34	$1,029	4.95%	1.40%	to	2.20%	0.10%	to	0.89%
2007	119	$10.51	to	$11.24	$1,314	4.61%	1.40%	to	2.20%	3.85%	to	4.75%
2006	130	$10.12	to	$10.73	$1,376	4.52%	1.40%	to	2.20%	1.61%	to	2.39%
2005	134	$9.96	to	$10.48	$1,391	4.11%	1.40%	to	2.20%	-0.29%	to	0.48%
2004	47	$10.35	to	$10.43	$485	(a)	1.40%	to	2.10%		(a)

(a)	As investment Division was not available until 2004, this data is not meaningful and is therefore not presented.
(b)	As investment Division was not available until 2005, this data is not meaningful and is therefore not presented.
(c)	As investment Division was not available until 2006, this data is not meaningful and is therefore not presented.
(d)	As investment Division was not available until 2007, this data is not meaningful and is therefore not presented.
(e)	As investment Division was not available until 2008, this data is not meaningful and is therefore not presented.

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense, administrative and other charges, as defined in Note 5. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

*	Includes units for annuity contracts in payout beginning in 2006.

317

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2008, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of ING USA Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2008, including portfolio names.

Separate Account Annual Charges of 1.40%

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44	$10.00
Value at end of period	$7.87	$14.01	$14.33	$11.66	$11.97	$10.71	$8.44
Number of accumulation units outstanding at end of period	267,247	328,037	389,830	512,777	510,227	355,401	69,607
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09
Value at end of period	$7.99
Number of accumulation units outstanding at end of period	5,658,472
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.68	$20.49	$17.41	$16.74	$13.85	$10.00
Value at end of period	$13.94	$19.68	$20.49	$17.41	$16.74	$13.85
Number of accumulation units outstanding at end of period	1,517,242	1,927,008	2,430,081	3,133,417	1,913,146	368,372
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.21	$13.15	$11.97	$10.22
Value at end of period	$8.59	$15.21	$13.15	$11.97
Number of accumulation units outstanding at end of period	11,187,820	8,180,923	5,267,423	2,397,304
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59	$10.00
Value at end of period	$7.63	$13.54	$13.56	$11.47	$11.02	$10.04	$7.83	$9.59
Number of accumulation units outstanding at end of period	3,016,228	3,793,220	3,999,650	3,467,553	3,098,913	2,275,054	478,395	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$22.65	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06	$17.01
Value at end of period	$11.97	$22.65	$20.72	$20.65	$19.60	$16.63	$10.10	$14.64	$17.21	$21.06
Number of accumulation units outstanding at end of period	2,456,786	2,932,928	3,363,821	4,042,405	4,750,522	5,531,902	5,368,761	6,450,280	6,881,891	5,870,533
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	3,167,031
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$8.85
Number of accumulation units outstanding at end of period	4,629,576
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.14	$14.65	$13.55	$11.89	$10.77	$10.00
Value at end of period	$8.87	$16.14	$14.65	$13.55	$11.89	$10.77
Number of accumulation units outstanding at end of period	26,599,640	21,696,367	18,821,265	15,583,944	9,535,997	1,647,654

Access

1

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.38	$13.96	$12.35	$11.90	$10.99	$10.00
Value at end of period	$8.76	$14.38	$13.96	$12.35	$11.90	$10.99
Number of accumulation units outstanding at end of period	17,876,389	14,555,763	12,258,413	10,360,815	6,533,086	1,032,491
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.26	$18.91	$16.21	$13.59	$11.62	$10.00
Value at end of period	$12.63	$22.26	$18.91	$16.21	$13.59	$11.62
Number of accumulation units outstanding at end of period	10,841,337	9,438,334	7,746,931	5,984,403	3,147,004	589,077
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.99
Value at end of period	$9.08
Number of accumulation units outstanding at end of period	296,480
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$12.51	$11.01	$10.00
Value at end of period	$7.58	$13.08	$12.51	$11.01
Number of accumulation units outstanding at end of period	3,468,055	2,503,317	1,645,722	857,118
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.50
Number of accumulation units outstanding at end of period	1,504,065
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97	$10.00
Value at end of period	$7.94	$13.22	$12.56	$11.89	$10.94	$9.98	$7.97
Number of accumulation units outstanding at end of period	1,241,676	1,170,061	1,314,957	1,467,824	273,908	158,396	44,773
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.59	$14.19	$12.37	$11.91	$10.83	$8.37	$10.00
Value at end of period	$9.30	$14.59	$14.19	$12.37	$11.91	$10.83	$8.37
Number of accumulation units outstanding at end of period	315,141	439,091	584,498	355,798	405,741	289,419	93,268
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.21	$10.05	$10.05
Value at end of period	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	3,270,508	1,892,774	854,223
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.43	$11.13	$9.91	$10.06
Value at end of period	$6.85	$11.43	$11.13	$9.91
Number of accumulation units outstanding at end of period	3,528,125	1,733,413	904,669	7,654
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.96	$12.11	$10.78	$9.91	$10.00
Value at end of period	$9.12	$12.96	$12.11	$10.78	$9.91
Number of accumulation units outstanding at end of period	2,462,017	1,874,723	1,900,621	1,770,932	332,663

Access

2

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.32	$11.19	$10.75	$10.49	$9.79
Value at end of period	$8.80	$12.32	$11.19	$10.75	$10.49
Number of accumulation units outstanding at end of period	74,128	25,298	39,234	26,871	13,651
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.72	$14.81	$13.42	$11.65	$9.52	$7.23	$9.09	$9.88	$10.00
Value at end of period	$10.03	$16.72	$14.81	$13.42	$11.565	$9.52	$7.23	$9.09	$9.88
Number of accumulation units outstanding at end of period	7,90043	8,909,282	5,842,433	6,237,950	2,675,497	2,137,834	1,436,694	685,331	290,230
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.40	$10.18
Value at end of period	$5.84	$10.40
Number of accumulation units outstanding at end of period	5,640,975	1,412,784
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.06	$10.93	$10.00
Value at end of period	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	4,555,948	3,440,430	1,274,023
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.89	$12.42
Value at end of period	$7.29	$11.89
Number of accumulation units outstanding at end of period	3,054,887	2,191,899
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.61	$10.00
Value at end of period	$6.09	$9.61
Number of accumulation units outstanding at end of period	18,040,063	7,707,311
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.40
Value at end of period	$7.85
Number of accumulation units outstanding at end of period	85,858
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.45	$13.62	$11.04
Value at end of period	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	2,084,334	1,270,230	740,797
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37	$14.28
Value at end of period	$27.51	$47.29	$35.99	$30.06	$22.13	$21.09	$14.05	$14.14	$16.32	$17.37
Number of accumulation units outstanding at end of period	2,510,627	2,063,890	1,643,710	1,542,661	964,040	742,286	575,255	295,871	309,819	355,052
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.01	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57	$10.29
Value at end of period	$7.53	$16.01	$13.71	$11.44	$10.50	$9.12	$7.16	$8.66	$11.37	$15.57
Number of accumulation units outstanding at end of period	1,191,088	1,563,388	2,205,185	2,837,858	3,629,884	3,949,927	4,449,069	5,060,321	5,535,477	4,666,041
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.14
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	139,687

Access

3

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$17.16	$14.40	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89	$10.00
Value at end of period	$8.63	$17.16	$14.40	$11.87	$10.41	$9.01	$6.08	$8.32	$8.89
Number of accumulation units outstanding at end of period	5,751,889	5,272,667	1,175,746	868,501	778,230	856,121	464,523	368,091	121,670
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61	$7.28
Value at end of period	$12.22	$25.43	$18.63	$13.91	$10.46	$9.01	$6.23	$7.08	$7.58	$11.61
Number of accumulation units outstanding at end of period	4,935,142	4,448,144	3,740,816	3,298,670	2,479,088	2,328,297	1,975,891	2,270,962	2,014,772	2,133,907
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18
Value at end of period	$6.91
Number of accumulation units outstanding at end of period	540,677
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85	$10.00
Value at end of period	$10.15	$14.69	$15.16	$13.18	$13.63	$10.38	$7.85
Number of accumulation units outstanding at end of period	1,611,588	1,945,337	2,000,101	1,821,293	1,519,167	824,986	169,670
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.27	$12.59	$10.64	$10.09
Value at end of period	$7.32	$12.27	$12.59	$10.64
Number of accumulation units outstanding at end of period	86,922	181,685	342,279	81,336
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22	$10.00
Value at end of period	$11.44	$20.58	$17.92	$14.07	$12.37	$10.64	$8.22
Number of accumulation units outstanding at end of period	5,824,950	5,689,657	4,314,295	3,309,450	1,748,507	506,335	72,898
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.42	$13.88	$12.79	$11.67	$10.82	$10.00
Value at end of period	$8.03	$13.42	$13.88	$12.79	$11.67	$10.82
Number of accumulation units outstanding at end of period	1,053,734	1,186,301	1,293,651	1,404,961	1,127,028	100,971
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.73	$10.50	$10.00	$9.56	$8.52	$7.05	$8.87	$9.94	$10.00
Value at end of period	$4.27	$9.73	$10.50	$10.00	$9.56	$8.52	$7.05	$8.87	$9.94
Number of accumulation units outstanding at end of period	3,243,581	3,950,267	4,400,358	4,471,159	3,555,247	2,887,495	1,676,923	1,073,857	274,785
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX®
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	3,388,765
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.19	$13.94	$11.97	$11.26	$10.13
Value at end of period	$8.14	$14.19	$13.94	$11.97	$11.26
Number of accumulation units outstanding at end of period	13,089,343	12,260,729	10,107,488	6,471,802	2,006,309
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.54
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	1,191,721

Access			4

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.69	$13.36	$11.74	$11.14	$10.04
Value at end of period	$8.55	$13.69	$13.36	$11.74	$11.14
Number of accumulation units outstanding at end of period	52,718,863	40,143,829	27,875,284	15,847,602	5,441,382
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.20	$12.79	$11.44	$10.97	$10.02
Value at end of period	$8.91	$13.20	$12.79	$11.44	$10.97
Number of accumulation units outstanding at end of period	40,348,931	30,295,698	21,959,884	14,592,583	6,216,029
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.79	$12.36	$11.25	$10.83	$10.06
Value at end of period	$9.34	$12.79	$12.36	$11.25	$10.83
Number of accumulation units outstanding at end of period	19,133,193	12,817,920	9,923,196	7,125,546	3,622,165
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72	$16.77
Value at end of period	$21.50	$21.86	$20.96	$20.47	$20.43	$20.44	$20.16	$19.06	$17.76	$16.72
Number of accumulation units outstanding at end of period	954,519	1,366,149	1,891,473	2,520,744	3,368,052	5,262,645	6,261,694	4,325,602	3,621,501	2,938,050
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79	$14.33
Value at end of period	$17.12	$16.95	$16.38	$15.87	$15.66	$15.74	$15.84	$15.84	$15.47	$14.79
Number of accumulation units outstanding at end of period	15,903,229	6,935,089	6,031,181	5,498,848	5,672,311	7,879,356	12,089,343	14,053,316	14,214,982	13,701,796
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26	$10.00
Value at end of period	$8.77	$14.02	$13.65	$11.77	$11.32	$10.45	$8.07	$10.63	$11.26
Number of accumulation units outstanding at end of period	632,115	878,558	1,352,565	1,279,162	1,504,119	1,526,538	1,177,892	952,473	539,461
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62	$16.29
Value at end of period	$11.23	$19.09	$16.96	$16.39	$15.26	$13.76	$10.52	$15.14	$22.02	$28.62
Number of accumulation units outstanding at end of period	5,258,119	6,017,607	7,262,969	9,249,375	10,491,049	11,921,200	12,372,395	16,739,731	18,211,995	14,289,972
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.05	$15.18	$12.42	$10.00
Value at end of period	$8.99	$18.05	$15.18	$12.42
Number of accumulation units outstanding at end of period	2,376,603	2,243,027	1,560,451	1,361,072
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06	$17.72
Value at end of period	$21.33	$27.86	$27.17	$24.62	$24.26	$22.14	$19.23	$20.56	$20.75	$18.06
Number of accumulation units outstanding at end of period	4,728,779	5,566,345	6,490,070	7,790,025	8,667,716	9,215,693	9,138,045	9,253,396	9,222,565	8,274,090
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.46	$14.70	$11.40	$10.07
Value at end of period	$11.34	$18.46	$14.70	$11.40
Number of accumulation units outstanding at end of period	4,123,843	3,122,597	1,844,733	1,446,986
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.01
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	79,955

Access

5

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.99
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	98,549
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.55	$13.88	$11.97	$10.12
Value at end of period	$8.54	$14.55	$13.88	$11.97
Number of accumulation units outstanding at end of period	1,818,384	1,491,444	1,005,867	403,465
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$25.14	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04	$22.89
Value at end of period	$15.20	$25.14	$24.46	$21.58	$20.70	$18.60	$15.14	$20.44	$26.39	$28.04
Number of accumulation units outstanding at end of period	1,941,993	2,579,675	3,137,569	3,895,256	4,647,975	5,432,937	5,913,309	7,316,946	8,149,686	6,431,949
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.49	$11.34	$9.94	$9.99
Value at end of period	$7.27	$11.49	$11.34	$9.94
Number of accumulation units outstanding at end of period	124,065	183,126	246,941	309,726
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79	$13.09
Value at end of period	$15.57	$15.16	$14.11	$13.71	$13.57	$13.12	$12.71	$11.86	$11.74	$11.79
Number of accumulation units outstanding at end of period	16,888,379	8,029,233	5,417,078	5,880,636	5,917,199	5,369,915	4,410,375	1,669,195	1,224,547	753,003
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.13	$11.96	$11.13	$10.82	$10.00
Value at end of period	$9.26	$12.13	$11.96	$11.13	$10.82
Number of accumulation units outstanding at end of period	4,317,113	6,065,004	7,287,786	8,674,427	9,413,696
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.10	$12.64	$10.98	$10.30
Value at end of period	$8.43	$13.10	$12.64	$10.98
Number of accumulation units outstanding at end of period	896,825	1,065,830	1,051,162	1,137,342
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$12.56	$12.07	$10.90	$10.00
Value at end of period	$8.28	$12.56	$12.07	$10.90
Number of accumulation units outstanding at end of period	8,408,547	7,528,407	7,507,837	7,692,715
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.95
Value at end of period	$8.14
Number of accumulation units outstanding at end of period	88,195
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.17
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	629,227
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.30
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	578,346

Access

6

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	1,397,996
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65	$20.53
Value at end of period	$35.06	$49.06	$47.66	$42.17	$39.69	$34.52	$27.96	$28.22	$26.04	$21.65
Number of accumulation units outstanding at end of period	8,278,462	8,055,776	7,742,558	7,736,987	6,834,477	6,071,997	5,326,019	4,592,780	3,264,322	2,546,589
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47	$21.94
Value at end of period	$22.17	$34.97	$34.41	$29.30	$28.60	$25.24	$20.45	$23.90	$23.91	$21.47
Number of accumulation units outstanding at end of period	3,367,200	3,471,081	3,923,791	4,330,653	4,187,985	3,283,741	2,796,774	3,366,042	2,309,478	2,014,454
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.17	$10.10
Value at end of period	$5.78	$10.17
Number of accumulation units outstanding at end of period	775,347	317,543
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.71	$11.18	$10.17
Value at end of period	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	2,681,328	1,021,786	237,468
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97	$14.88
Value at end of period	$15.88	$26.69	$26.44	$21.99	$20.30	$18.55	$13.80	$17.54	$20.19	$23.97
Number of accumulation units outstanding at end of period	1,712,450	1,869,745	2,011,664	1,908,440	2,183,115	2,320,224	1,965,665	1,757,559	1,348,844	676,402
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.55	$12.61	$11.19	$10.24
Value at end of period	$7.42	$12.55	$12.61	$11.19
Number of accumulation units outstanding at end of period	159,712	211,221	240,320	119,772
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.05	$11.75	$11.45	$10.09	$9.54	$7.82	$10.00
Value at end of period	$7.02	$14.05	$11.75	$11.45	$10.09	$9.54	$7.82
Number of accumulation units outstanding at end of period	2,227,822	518,738	610,136	679,106	474,118	349,933	124,181
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.72	$14.24	$12.46	$12.21
Value at end of period	$8.59	$13.72	$14.24	$12.46
Number of accumulation units outstanding at end of period	2,342,903	2,261,293	2,275,253	1,931,362
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.26	$12.04	$10.86	$10.16
Value at end of period	$9.24	$12.26	$12.04	$10.86
Number of accumulation units outstanding at end of period	2,734,004	1,006,618	482,346	333,809
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85	$10.00
Value at end of period	$12.24	$17.37	$16.06	$13.43	$12.23	$11.01	$8.85
Number of accumulation units outstanding at end of period	2,715,369	2,698,954	2,849,171	2,467,075	1,394,309	758,774	220,958

Access

7

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.22
Value at end of period	$8.57
Number of accumulation units outstanding at end of period	60,783
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83	$22.61
Value at end of period	$21.66	$32.41	$32.04	$28.01	$25.81	$22.94	$18.19	$21.65	$24.94	$25.83
Number of accumulation units outstanding at end of period	2,778,827	3,278,627	4,097,219	4,720,301	5,219,472	5,707,684	6,183,621	7,290,571	8,035,274	7,496,161
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62	$21.74
Value at end of period	$39.77	$65.61	$80.89	$59.61	$51.76	$38.11	$28.06	$28.40	$26.64	$20.62
Number of accumulation units outstanding at end of period	952,216	1,233,036	1,684,633	1,718,845	1,657,594	1,388,196	1,167,176	887,731	1,006,919	534,577
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.57	$12.72	$10.33	$10.38
Value at end of period	$7.52	$13.57	$12.72	$10.33
Number of accumulation units outstanding at end of period	218,566	384,429	301,961	2,822
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.78	$11.40	$10.12	$9.76	$8.98	$10.00
Value at end of period	$7.27	$11.78	$11.40	$10.12	$9.76	$8.98
Number of accumulation units outstanding at end of period	1,295,966	1,448,885	1,498,538	1,549,701	1,431,006	494,773
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.75	$13.25	$12.31	$11.26	$10.04
Value at end of period	$8.44	$13.75	$13.25	$12.31	$11.26
Number of accumulation units outstanding at end of period	1,538,832	1,857,115	1,780,924	1,371,262	437,111
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.80	$13.88	$12.41	$11.72	$10.06
Value at end of period	$8.37	$12.80	$13.88	$12.41	$11.72
Number of accumulation units outstanding at end of period	1,200,311	1,437,532	1,463,522	1,076,172	424,131
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64	$10.00
Value at end of period	$11.19	$12.42	$11.92	$11.65	$11.48	$11.13	$10.64
Number of accumulation units outstanding at end of period	14,692,505	12,433,842	7,089,555	3,506,748	2,682,543	1,026,869	719,279
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.72	$8.66	$8.17	$7.52	$7.15
Value at end of period	$6.58	$10.72	$8.66	$8.17	$7.52
Number of accumulation units outstanding at end of period	4,769,928	299,160	369,355	457,358	440,238
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	686,734
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62	$8.33	$10.00
Value at end of period	$5.68	$8.80	$8.13	$7.34	$6.84	$6.31	$4.62	$8.33
Number of accumulation units outstanding at end of period	1,257,982	1,598,381	1,976,720	2,164,620	2,126,799	1,851,941	774,557	180,638

Access

8

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.88	$11.46	$9.72	$9.98
Value at end of period	$7.21	$10.88	$11.46	$9.72
Number of accumulation units outstanding at end of period	91,206	156,049	263,571	435
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	4,193,381
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67	$8.90	$10.00
Value at end of period	$6.31	$10.27	$10.06	$8.98	$8.86	$8.26	$6.67	$8.90
Number of accumulation units outstanding at end of period	178,757	302,151	644,480	939,625 1,756,560 1,824,762			1,231,933	805,047
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05	$8.27	$10.00
Value at end of period	$7.19	$13.02	$11.52	$9.94	$9.33	$8.28	$6.05	$8.27
Number of accumulation units outstanding at end of period	152,071	193,438	348,410	492,243	526,719	648,934	257,910	8,429
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.59	$8.12	$7.47	$8.23	$9.37	$10.00
Value at end of period	$4.64	$7.59	$8.12	$7.47	$8.23	$9.37
Number of accumulation units outstanding at end of period	402,662	538,853	708,583 1,016,831		834,452	98,866

Separate Account Annual Charges of 1.45%

	2008	2007	2006	2005	2004	2003	2002	2001	2000

AIM V.I. LEISURE FUND
Value at beginning of period	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44	$10.00
Value at end of period	$7.84	$13.97	$14.30	$11.64	$11.95	$10.70	$8.44
Number of accumulation units outstanding at end of period	301,706	480,633	563,376	711,517	840,926	567,796	132,019
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09
Value at end of period	$7.99
Number of accumulation units outstanding at end of period	1,398,127
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.63	$20.45	$17.38	$16.72	$13.85	$10.00
Value at end of period	$13.90	$19.63	$20.45	$17.38	$16.72	$13.85
Number of accumulation units outstanding at end of period	1,030,405	1,354,061	1,713,584	2,219,861	2,018,849	504,034
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.09	$15.65	$14.25	$12.39
Value at end of period	$10.22	$18.09	$15.65	$14.25
Number of accumulation units outstanding at end of period	2,179,470	2,472,498	1,827,488	1,426,398

Access

9

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.50	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59	$10.00
Value at end of period	$7.61	$13.50	$13.52	$11.44	$11.00	$10.03	$7.83	$9.59
Number of accumulation units outstanding at end of period	1,938,740	2,599,569	2,988,235	2,766,838	3,518,649	2,445,416	321,872	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$22.51	$20.61	$20.55	$19.51	$16.56	$10.06	$14.59	$17.17	$20.13
Value at end of period	$11.89	$22.51	$20.61	$20.55	$19.51	$16.56	$10.06	$14.59	$17.17
Number of accumulation units outstanding at end of period	1,277,247	1,820,232	2,066,889	2,359,895	3,025,948	2,956,816	1,918,853	1,780,512	1,239,023
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.96
Value at end of period	$7.19
Number of accumulation units outstanding at end of period	407,806
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.04
Value at end of period	$8.84
Number of accumulation units outstanding at end of period	738,443
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.11	$14.63	$13.53	$11.88	$10.77	$10.00
Value at end of period	$8.84	$16.11	$14.63	$13.53	$11.88	$10.77
Number of accumulation units outstanding at end of period	9,893,948	10,314,328	10,650,303	11,085,752	10,547,830	1,864,132
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.35	$13.94	$12.34	$11.89	$10.99	$10.00
Value at end of period	$8.74	$14.35	$13.94	$12.34	$11.89	$10.99
Number of accumulation units outstanding at end of period	6,340,546	6,996,006	7,412,662	7,690,240	8,147,136	1,348,350
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.22	$18.88	$16.19	$13.58	$11.62	$10.00
Value at end of period	$12.60	$22.22	$18.88	$16.19	$13.58	$11.62
Number of accumulation units outstanding at end of period	3,913,609	4,971,820	4,807,445	4,245,594	3,292,334	641,852
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.01
Value at end of period	$9.08
Number of accumulation units outstanding at end of period	18,872
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.07	$12.50	$11.00	$9.98
Value at end of period	$7.56	$13.07	$12.50	$11.00
Number of accumulation units outstanding at end of period	797,643	1,063,040	604,582	613,541
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.50
Number of accumulation units outstanding at end of period	919,098
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$13.19	$12.53	$11.87	$10.92	$9.97	$7.97	$10.00
Value at end of period	$7.92	$13.19	$12.53	$11.87	$10.92	$9.97	$7.97
Number of accumulation units outstanding at end of period	1,056,496	1,301,207	1,492,559	1,781,693	289,685	237,787	27,664

Access

10

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING BLACKROCK LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$14.55	$14.16	$12.34	$11.89	$10.82	$8.37	$10.00
Value at end of period	$9.27	$14.55	$14.16	$12.34	$11.89	$10.82	$8.37
Number of accumulation units outstanding at end of period	300,023	425,891	505,975	468,420	488,821	392,802	91,571
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.20	$10.05	$9.95
Value at end of period	$6.63	$10.20	$10.05
Number of accumulation units outstanding at end of period	687,982	722,546	405,954
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.42	$11.12	$9.91	$9.95
Value at end of period	$6.84	$11.42	$11.12	$9.91
Number of accumulation units outstanding at end of period	683,783	450,278	293,156	13,666
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.94	$12.09	$10.78	$9.90	$9.95
Value at end of period	$9.09	$12.94	$12.09	$10.78	$9.90
Number of accumulation units outstanding at end of period	1,526,712	1,733,494	1,995,610	2,117,858	347,886
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.30	$11.18	$10.74	$10.48	$9.70
Value at end of period	$8.78	$12.30	$11.18	$10.74	$10.48
Number of accumulation units outstanding at end of period	66,305	46,371	80,432	44,527	67,584
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.66	$14.77	$13.39	$11.62	$9.50	$7.22	$9.09	$9.88	$10.00
Value at end of period	$9.99	$16.66	$14.77	$13.39	$11.62	$9.50	$7.22	$9.09	$9.88
Number of accumulation units outstanding at end of period	6,169,727	7,733,886	5,449,288	6,072,495	3,545,777	2,850,229	1,947,601	959,092	131,431
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.40	$10.00
Value at end of period	$5.84	$10.40
Number of accumulation units outstanding at end of period	176,769	195,221
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.05	$10.92	$9.99
Value at end of period	$7.70	$11.05	$10.92
Number of accumulation units outstanding at end of period	1,397,558	1,739,831	755,287
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.88	$12.42
Value at end of period	$7.29	$11.88
Number of accumulation units outstanding at end of period	612,272	738,661
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.60	$10.00
Value at end of period	$6.09	$9.60
Number of accumulation units outstanding at end of period	1,215,629	630,620
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.40
Value at end of period	$7.85
Number of accumulation units outstanding at end of period	772

Access		11

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.44	$13.62	$11.17
Value at end of period	$7.20	$12.44	$13.62
Number of accumulation units outstanding at end of period	700,495	734,011	424,008
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$46.77	$35.61	$29.76	$21.93	$20.91	$13.94	$14.03	$16.20	$16.12
Value at end of period	$27.19	$46.77	$35.61	$29.76	$21.93	$20.91	$13.94	$14.03	$16.20
Number of accumulation units outstanding at end of period	1,343,730	1,693,349	1,625,831	1,634,532	1,054,905	826,628	436,185	144,214	57,353
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$16.03	$13.73	$11.46	$10.52	$9.15	$7.19	$8.70	$11.43	$15.02
Value at end of period	$7.53	$16.03	$13.73	$11.46	$10.52	$9.15	$7.19	$8.70	$11.43
Number of accumulation units outstanding at end of period	945,500	1,180,884	1,462,464	1,763,918	2,088,276	2,278,889	1,834,152	1,624,384	1,257,278
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.32
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	37,212
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$17.10	$14.35	$11.83	$10.39	$9.00	$6.07	$8.32	$8.89	$10.00
Value at end of period	$8.59	$17.10	$14.35	$11.83	$10.39	$9.00	$6.07	$8.32	$8.89
Number of accumulation units outstanding at end of period	4,169,983	5,272,577	1,296,395	1,083,146	1,253,308	934,004	610,059	538,057	76,347
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$25.31	$18.54	$13.86	$10.43	$8.99	$6.22	$7.07	$7.57	$11.66
Value at end of period	$12.15	$25.31	$18.54	$13.86	$10.43	$8.99	$6.22	$7.07	$7.57
Number of accumulation units outstanding at end of period	2,324,744	3,353,332	3,196,021	3,050,097	2,350,722	1,925,674	1,365,017	1,495,431	760,058
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84	$10.00
Value at end of period	$10.11	$14.65	$15.12	$13.15	$13.63	$10.37	$7.84
Number of accumulation units outstanding at end of period	1,267,700	1,611,101	1,843,557	1,822,537	2,268,707	1,251,726	209,858
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.25	$12.58	$10.64	$10.11
Value at end of period	$7.31	$12.25	$12.58	$10.64
Number of accumulation units outstanding at end of period	71,920	134,238	223,816	87,047
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22	$10.00
Value at end of period	$11.40	$20.52	$17.88	$14.04	$12.35	$10.63	$8.22
Number of accumulation units outstanding at end of period	2,397,385	3,167,588	3,245,283	2,771,237	2,654,772	502,551	106,211
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.40	$13.85	$12.78	$11.66	$10.81	$10.00
Value at end of period	$8.01	$13.40	$13.85	$12.78	$11.66	$10.81
Number of accumulation units outstanding at end of period	943,021	1,125,695	1,276,258	1,451,243	1,431,091	192,028
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.69	$10.46	$9.97	$9.54	$8.50	$7.04	$8.87	$9.94	$10.00
Value at end of period	$4.25	$9.69	$10.46	$9.97	$9.54	$8.50	$7.04	$8.87	$9.94
Number of accumulation units outstanding at end of period	2,899,608	3,749,269	4,350,810	5,050,607	5,139,893	4,499,898	2,831,575	1,698,201	170,460

Access

12

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.95
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	1,644,114
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.17	$13.92	$11.96	$11.26	$10.04
Value at end of period	$8.13	$14.17	$13.92	$11.96	$11.26
Number of accumulation units outstanding at end of period	4,105,604	4,513,809	4,583,317	3,909,344	2,380,908
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.54
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	484,983
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.66	$13.34	$11.73	$11.14	$10.07
Value at end of period	$8.53	$13.66	$13.34	$11.73	$11.14
Number of accumulation units outstanding at end of period	8,072,276	8,575,602	8,921,726	7,179,799	5,042,206
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.18	$12.78	$11.43	$10.96	$9.99
Value at end of period	$8.89	$13.18	$12.78	$11.43	$10.96
Number of accumulation units outstanding at end of period	7,798,271	7,940,908	6,865,388	5,777,166	4,315,877
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.77	$12.34	$11.24	$10.82	$9.80
Value at end of period	$9.31	$12.77	$12.34	$11.24	$10.82
Number of accumulation units outstanding at end of period	6,089,942	4,402,204	3,816,009	2,883,899	2,025,448
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.59	$20.71	$20.24	$20.20	$20.22	$19.95	$18.88	$17.60	$16.56
Value at end of period	$21.22	$21.59	$20.71	$20.24	$20.20	$20.22	$19.95	$18.88	$17.60
Number of accumulation units outstanding at end of period	1,000,792	1,372,590	1,704,928	2,089,838	2,758,488	4,019,585	3,840,533	2,416,706	849,473
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.72	$16.16	$15.67	$15.47	$15.55	$15.66	$15.67	$15.31	$14.70
Value at end of period	$16.88	$16.72	$16.16	$15.67	$15.47	$15.55	$15.66	$15.67	$15.31
Number of accumulation units outstanding at end of period	12,640,768	6,145,443	5,853,638	5,927,359	6,868,172	9,522,307	10,877,063	12,017,917	7,270,477
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.97	$13.61	$11.74	$11.29	$10.42	$8.06	$10.62	$11.26	$10.00
Value at end of period	$8.73	$13.97	$13.61	$11.74	$11.29	$10.42	$8.06	$10.62	$11.26
Number of accumulation units outstanding at end of period	956,347	1,308,784	1,652,854	1,790,946	2,121,046	2,060,651	1,674,081	1,224,296	313,828
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.97	$16.86	$16.31	$15.19	$13.71	$10.48	$15.10	$21.96	$29.12
Value at end of period	$11.16	$18.97	$16.86	$16.31	$15.19	$13.71	$10.48	$15.10	$21.96
Number of accumulation units outstanding at end of period	3,567,580	4,731,700	4,993,337	6,003,474	6,723,135	6,824,703	5,599,657	6,476,226	4,730,311
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.03	$15.17	$12.41	$10.02
Value at end of period	$8.97	$18.03	$15.17	$12.41
Number of accumulation units outstanding at end of period	1,284,421	1,712,461	1,397,026	1,396,185

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.67	$26.99	$24.47	$24.13	$22.03	$19.15	$20.47	$20.68	$17.46
Value at end of period	$21.17	$27.67	$26.99	$24.47	$24.13	$22.03	$19.15	$20.47	$20.68
Number of accumulation units outstanding at end of period	3,671,981	4,561,391	5,305,680	6,154,565	7,209,493	6,645,212	4,962,123	3,612,214	1,350,560
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.44	$14.69	$11.39	$10.05
Value at end of period	$11.32	$18.44	$14.69	$11.39
Number of accumulation units outstanding at end of period	2,130,158	2,520,966	2,108,567	1,762,551
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.00
Value at end of period	$5.35
Number of accumulation units outstanding at end of period	8,704
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.27
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	6,346
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.59	$15.83	$13.66	$12.23
Value at end of period	$9.73	$16.59	$15.83	$13.66
Number of accumulation units outstanding at end of period	273,401	303,484	314,611	160,069
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$24.96	$24.29	$21.45	$20.58	$18.50	$15.07	$20.35	$26.30	$26.94
Value at end of period	$15.08	$24.96	$24.29	$21.45	$20.58	$18.50	$15.07	$20.35	$26.30
Number of accumulation units outstanding at end of period	1,398,147	1,651,639	2,011,200	2,346,404	2,649,538	2,836,831	2,475,752	2,427,133	1,500,906
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.58	$10.45	$9.16	$8.70
Value at end of period	$6.70	$10.58	$10.45	$9.16
Number of accumulation units outstanding at end of period	299,618	379,732	415,364	502,323
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$15.05	$14.02	$13.63	$13.50	$13.06	$12.65	$11.81	$11.70	$11.44
Value at end of period	$15.46	$15.05	$14.02	$13.63	$13.50	$13.06	$12.65	$11.81	$11.70
Number of accumulation units outstanding at end of period	8,505,214	6,113,758	5,734,099	6,258,247	7,272,611	6,415,052	4,516,490	1,400,922	381,139
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.11	$11.94	$11.12	$10.82	$10.00
Value at end of period	$9.24	$12.11	$11.94	$11.12	$10.82
Number of accumulation units outstanding at end of period	3,714,547	5,106,391	6,212,198	6,765,562	8,744,441
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.08	$12.63	$10.98	$10.29
Value at end of period	$8.41	$13.08	$12.63	$10.98
Number of accumulation units outstanding at end of period	449,248	663,930	779,945	853,112
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.54	$12.06	$10.89	$10.07
Value at end of period	$8.27	$12.54	$12.06	$10.89
Number of accumulation units outstanding at end of period	5,633,125	5,201,078	5,937,537	7,322,119

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14

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.65
Value at end of period	$8.14
Number of accumulation units outstanding at end of period	3,907
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.13
Value at end of period	$6.71
Number of accumulation units outstanding at end of period	243,155
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.33
Value at end of period	$6.13
Number of accumulation units outstanding at end of period	121,499
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.97
Number of accumulation units outstanding at end of period	1,152,601
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$48.53	$47.17	$41.75	$39.32	$34.21	$27.72	$27.99	$25.84	$20.89
Value at end of period	$34.67	$48.53	$47.17	$41.75	$39.32	$34.21	$27.72	$27.99	$25.84
Number of accumulation units outstanding at end of period	4,433,309	5,403,692	6,132,011	6,790,538	7,138,949	5,743,181	4,380,117	2,279,908	507,008
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$34.59	$34.06	$29.01	$28.33	$25.02	$20.28	$23.71	$23.74	$20.18
Value at end of period	$21.92	$34.59	$34.06	$29.01	$28.33	$25.02	$20.28	$23.71	$23.74
Number of accumulation units outstanding at end of period	2,795,600	3,219,736	3,716,231	4,138,394	4,592,038	3,297,900	2,137,260	1,599,946	470,889
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$10.17	$9.93
Value at end of period	$5.78	$10.17
Number of accumulation units outstanding at end of period	141,482	282,096
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.70	$11.18	$10.09
Value at end of period	$7.43	$12.70	$11.18
Number of accumulation units outstanding at end of period	1,045,633	545,889	84,091
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$26.45	$26.21	$21.81	$20.14	$18.42	$13.71	$17.43	$20.08	$22.29
Value at end of period	$15.73	$26.45	$26.21	$21.81	$20.14	$18.42	$13.71	$17.43	$20.08
Number of accumulation units outstanding at end of period	1,551,009	1,916,797	2,353,566	2,442,312	2,907,288	2,876,283	2,246,289	1,775,926	965,140
ING THORNBURG VALUE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.48	$9.92	$8.62
Value at end of period	$6.22	$10.48	$9.92
Number of accumulation units outstanding at end of period	111	112	112
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.44	$13.52	$12.00	$11.17
Value at end of period	$7.95	$13.44	$13.52	$12.00
Number of accumulation units outstanding at end of period	34,548	70,471	190,561	55,883

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15

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
Value at beginning of period	$14.01	$11.72	$11.43	$10.08	$9.53	$7.82	$10.00
Value at end of period	$7.00	$14.01	$11.72	$11.43	$10.08	$9.53	$7.82
Number of accumulation units outstanding at end of period	2,066,752	486,260	667,589	860,339	668,027	566,448	115,969
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.68	$14.20	$12.44	$12.20
Value at end of period	$8.56	$13.68	$14.20	$12.44
Number of accumulation units outstanding at end of period	328,003	359,818	270,574	233,506
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.24	$12.03	$10.86	$10.16
Value at end of period	$9.22	$12.24	$12.03	$10.86
Number of accumulation units outstanding at end of period	1,127,556	229,881	178,095	133,887
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$17.32	$16.02	$13.40	$12.22	$11.00	$8.84	$10.00
Value at end of period	$12.20	$17.32	$16.02	$13.40	$12.22	$11.00	$8.84
Number of accumulation units outstanding at end of period	1,204,902	1,544,219	1,777,302	1,684,842	1,290,721	885,643	255,324
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.22
Value at end of period	$8.57
Number of accumulation units outstanding at end of period	903
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$32.13	$31.78	$27.80	$25.63	$22.79	$18.08	$21.53	$24.81	$25.53
Value at end of period	$21.46	$32.13	$31.78	$27.80	$25.63	$22.79	$18.08	$21.53	$24.81
Number of accumulation units outstanding at end of period	1,628,583	1,910,350	2,426,396	2,551,630	2,712,774	2,615,475	1,951,607	1,737,220	1,073,372
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$64.90	$80.06	$59.02	$51.28	$37.77	$27.82	$28.18	$26.44	$20.64
Value at end of period	$39.32	$64.90	$80.06	$59.02	$51.28	$37.77	$27.82	$28.18	$26.44
Number of accumulation units outstanding at end of period	691,765	925,650	1,476,189	1,530,874	1,897,527	1,439,332	947,489	414,152	211,380
ING VP GROWTH AND INCOME PORTFOLIO
(Fund were first received in this option during November 2007)
Value at beginning of period	$9.95	$9.83
Value at end of period	$6.10	$9.95
Number of accumulation units outstanding at end of period	5,498,422	3,297
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.56	$12.72	$10.33	$10.13
Value at end of period	$7.51	$13.56	$12.72	$10.33
Number of accumulation units outstanding at end of period	98,967	162,740	156,587	1,417
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.74	$11.37	$10.10	$9.74	$8.97	$10.00
Value at end of period	$7.24	$11.74	$11.37	$10.10	$9.74	$8.97
Number of accumulation units outstanding at end of period	1,042,303	1,270,440	1,403,789	1,565,900	2,210,160	1,239,109
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$15.55	$14.99	$13.94	$12.76	$11.13	$10.00
Value at end of period	$9.54	$15.55	$14.99	$13.94	$12.76	$11.13
Number of accumulation units outstanding at end of period	588,432	813,865	977,910	881,061	1,090,890	317,218

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16

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$15.08	$16.37	$14.63	$13.83	$11.53	$10.00
Value at end of period	$9.86	$15.08	$16.37	$14.63	$13.83	$11.53
Number of accumulation units outstanding at end of period	403,831	574,391	720,706	718,707	892,876	255,326
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.39	$11.89	$11.63	$11.46	$11.12	$10.64	$10.00
Value at end of period	$11.15	$12.39	$11.89	$11.63	$11.46	$11.12	$10.64
Number of accumulation units outstanding at end of period	3,181,205	3,633,088	3,602,733	4,187,265	2,689,507	897,486	665,314
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.68	$8.64	$8.15	$7.50	$7.13
Value at end of period	$6.56	$10.68	$8.64	$8.15	$7.50
Number of accumulation units outstanding at end of period	4,001,366	400,352	507,772	658,676	725,386
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	366,888
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.77	$8.10	$7.32	$6.82	$6.30	$4.62	$8.33	$10.00
Value at end of period	$5.65	$8.77	$8.10	$7.32	$6.82	$6.30	$4.62	$8.33
Number of accumulation units outstanding at end of period	1,241,548	1,710,022	2,086,323	2,459,626	2,646,721	2,408,687	1,042,746	268,186
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.87	$11.45	$10.03
Value at end of period	$7.20	$10.87	$11.45
Number of accumulation units outstanding at end of period	39,562	67,450	193,681
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	252,302
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$10.23	$10.03	$8.95	$8.84	$8.25	$6.66	$8.89	$10.00
Value at end of period	$6.29	$10.23	$10.03	$8.95	$8.84	$8.25	$6.66	$8.89
Number of accumulation units outstanding at end of period	417,520	572,332	1,738,324	2,472,451	3,671,891	3,673,934	1,271,888	267,236
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.97	$11.49	$9.92	$9.31	$8.27	$6.05	$8.26	$10.00
Value at end of period	$7.16	$12.97	$11.49	$9.92	$9.31	$8.27	$6.05	$8.26
Number of accumulation units outstanding at end of period	176,707	253,884	342,749	603,121	795,586	786,491	1,365,500	568,994
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.57	$8.10	$7.46	$8.22	$9.36	$10.00
Value at end of period	$4.63	$7.57	$8.10	$7.46	$8.22	$9.36
Number of accumulation units outstanding at end of period	238,350	365,721	540,756	766,103	1,079,664	214,510

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17

Condensed Financial Information (continued)

Separate Account Annual Charges of 1.55%

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.89	$14.23	$11.60	$11.92	$10.68	$8.43	$10.00
Value at end of period	$7.79	$13.89	$14.23	$11.60	$11.92	$10.68	$8.43
Number of accumulation units outstanding at end of period	64,491	144,169	159,554	160,751	78,941	57,779	28,020
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09
Value at end of period	$7.98
Number of accumulation units outstanding at end of period	3,029,923
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.54	$20.37	$17.34	$16.70	$13.84	$10.00
Value at end of period	$13.82	$19.54	$20.37	$17.34	$16.70	$13.84
Number of accumulation units outstanding at end of period	489,524	636,374	809,299	870,781	243,006	82,669
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.15	$13.12	$11.96	$10.22
Value at end of period	$8.55	$15.15	$13.12	$11.96
Number of accumulation units outstanding at end of period	5,979,391	4,711,467	3,116,548	1,060,074
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.41	$13.45	$11.39	$10.96	$10.01	$7.82	$9.58	$10.00
Value at end of period	$7.55	$13.41	$13.45	$11.39	$10.96	$10.01	$7.82	$9.58
Number of accumulation units outstanding at end of period	1,074,633	1,402,319	1,224,823	855,634	629,373	591,447	185,665	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$22.24	$20.38	$20.35	$19.34	$16.43	$9.99	$14.51	$17.09	$20.94	$16.94
Value at end of period	$11.73	$22.24	$20.38	$20.35	$19.34	$16.43	$9.99	$14.51	$17.09	$20.94
Number of accumulation units outstanding at end of period	1,903,819	2,364,819	2,618,118	2,963,804	3,525,160	4,192,754	4,478,810	5,716,524	6,622,519	6,210,698
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94
Value at end of period	$7.18
Number of accumulation units outstanding at end of period	1,209,036
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.00
Value at end of period	$8.84
Number of accumulation units outstanding at end of period	1,811,922
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.04	$14.58	$13.50	$11.86	$10.77	$10.00
Value at end of period	$8.80	$16.04	$14.58	$13.50	$11.86	$10.77
Number of accumulation units outstanding at end of period	12,347,552	10,804,069	8,158,531	4,655,665	1,165,893	388,436
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.29	$13.89	$12.31	$11.87	$10.98	$10.00
Value at end of period	$8.69	$14.29	$13.89	$12.31	$11.87	$10.98
Number of accumulation units outstanding at end of period	8,509,722	7,276,325	6,006,103	3,854,889	1,210,125	397,600

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18

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.12	$18.82	$16.15	$13.56	$11.61	$10.00
Value at end of period	$12.53	$22.12	$18.82	$16.15	$13.56	$11.61
Number of accumulation units outstanding at end of period	5,544,295	5,196,962	3,644,174	1,989,030	520,072	137,440
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.99
Value at end of period	$9.08
Number of accumulation units outstanding at end of period	84,690
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$13.03	$12.47	$10.99	$9.89
Value at end of period	$7.54	$13.03	$12.47	$10.99
Number of accumulation units outstanding at end of period	2,106,592	1,741,644	951,908	352,010
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.50
Number of accumulation units outstanding at end of period	957,501
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.11	$12.48	$11.83	$10.89	$9.96	$7.97	$10.00
Value at end of period	$7.86	$13.11	$12.48	$11.83	$10.89	$9.96	$7.97
Number of accumulation units outstanding at end of period	607,182	434,531	312,728	331,262	31,998	30,926	18,057
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.47	$14.09	$12.30	$11.86	$10.80	$8.36	$10.00
Value at end of period	$9.21	$14.47	$14.09	$12.30	$11.86	$10.80	$8.36
Number of accumulation units outstanding at end of period	200,460	281,361	317,764	114,574	78,887	78,050	69,302
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.18	$10.04	$10.05
Value at end of period	$6.61	$10.18	$10.04
Number of accumulation units outstanding at end of period	1,531,120	1,084,038	454,471
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.39	$11.11	$9.91	$9.96
Value at end of period	$6.82	$11.39	$11.11	$9.91
Number of accumulation units outstanding at end of period	2,268,505	1,263,874	633,408	1,991
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.89	$12.06	$10.76	$9.90	$9.95
Value at end of period	$9.05	$12.89	$12.06	$10.76	$9.90
Number of accumulation units outstanding at end of period	1,357,625	996,338	715,471	431,426	38,044
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.25	$11.15	$10.72	$10.48	$10.00
Value at end of period	$8.74	$12.25	$11.15	$10.72	$10.48
Number of accumulation units outstanding at end of period	52,587	23,973	34,174	18,300	1,868

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19

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING FMRSM DIVERSIFIED MID CAP PRTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.54	$14.67	$13.32	$11.57	$9.47	$7.21	$9.08	$9.87	$10.00
Value at end of period	$9.91	$16.54	$14.67	$13.32	$11.57	$9.47	$7.21	$9.08	$9.87
Number of accumulation units outstanding at end of period	5,010,769	5,667,698	3,014,114	2,687,106	580,268	492,657	504,098	261,790	185,852
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.40	$10.00
Value at end of period	$5.83	$10.40
Number of accumulation units outstanding at end of period	1,436,110	624,411
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.03	$10.91	$10.00
Value at end of period	$7.68	$11.03	$10.91
Number of accumulation units outstanding at end of period	2,309,772	2,111,386	798,913
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.87	$12.42
Value at end of period	$7.27	$11.87
Number of accumulation units outstanding at end of period	1,499,276	1,229,968
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$9.60	$10.00
Value at end of period	$6.08	$9.60
Number of accumulation units outstanding at end of period	6,748,633	3,664,178
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.43
Value at end of period	$7.85
Number of accumulation units outstanding at end of period	14,167
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.42	$13.61	$11.04
Value at end of period	$7.18	$12.42	$13.61
Number of accumulation units outstanding at end of period	1,357,650	1,111,928	489,074
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$45.95	$35.02	$29.30	$21.61	$20.62	$13.76	$13.87	$16.03	$17.09	$14.07
Value at end of period	$26.69	$45.95	$35.02	$29.30	$21.61	$20.62	$13.76	$13.87	$16.03	$17.09
Number of accumulation units outstanding at end of period	1,764,773	1,716,584	1,344,496	930,199	538,575	549,898	561,649	458,820	598,435	696,930
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.84	$13.58	$11.35	$10.43	$9.08	$7.14	$8.65	$11.37	$15.59	$10.32
Value at end of period	$7.43	$15.84	$13.58	$11.35	$10.43	$9.08	$7.14	$8.65	$11.37	$15.59
Number of accumulation units outstanding at end of period	561,956	737,700	978,944	1,222,098	1,424,650	1,583,400	1,745,092	2,043,470	2,474,741	1,959,321
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.30
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	94,606

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20

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.97	$14.26	$11.77	$10.34	$8.97	$6.06	$8.31	$8.89	$10.00
Value at end of period	$8.52	$16.97	$14.26	$11.77	$10.34	$8.97	$6.06	$8.31	$8.89
Number of accumulation units outstanding at end of period	3,282,205	3,126,657	731,178	310,078	197,494	240,606	162,394	158,129	85,716
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$25.05	$18.38	$13.75	$10.36	$8.93	$6.19	$7.04	$7.55	$11.58	$7.27
Value at end of period	$12.02	$25.05	$18.38	$13.75	$10.36	$8.93	$6.19	$7.04	$7.55	$11.58
Number of accumulation units outstanding at end of period	3,336,198	3,247,569	2,464,481	1,806,293	1,216,614	1,347,745	1,372,717	1,610,890	991,863	926,115
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.19
Value at end of period	$6.90
Number of accumulation units outstanding at end of period	519,822
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.56	$15.05	$13.11	$13.63	$10.36	$7.84	$10.00
Value at end of period	$10.04	$14.56	$15.05	$13.11	$13.63	$10.36	$7.84
Number of accumulation units outstanding at end of period	685,118	903,332	732,570	472,909	233,264	99,605	31,084
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.22	$12.56	$10.63	$10.30
Value at end of period	$7.28	$12.22	$12.56	$10.63
Number of accumulation units outstanding at end of period	83,440	124,868	141,014	55,059
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.41	$17.80	$13.99	$12.32	$10.61	$8.22	$10.00
Value at end of period	$11.32	$20.41	$17.80	$13.99	$12.32	$10.61	$8.22
Number of accumulation units outstanding at end of period	3,067,708	3,080,974	1,962,262	991,309	175,207	108,890	33,208
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.34	$13.81	$12.75	$11.65	$10.81	$10.00
Value at end of period	$7.96	$13.34	$13.81	$12.75	$11.65	$10.81
Number of accumulation units outstanding at end of period	532,667	635,240	577,319	349,758	43,426	16,860
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.62	$10.40	$9.92	$9.50	$8.48	$7.03	$8.86	$9.94	$10.00
Value at end of period	$4.22	$9.62	$10.40	$9.92	$9.50	$8.48	$7.03	$8.86	$9.94
Number of accumulation units outstanding at end of period	1,837,554	2,131,795	2,296,659	1,709,206	699,820	754,836	719,851	470,484	88,531
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.01
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	934,344
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.11	$13.88	$11.94	$11.25	$9.73
Value at end of period	$8.09	$14.11	$13.88	$11.94	$11.25
Number of accumulation units outstanding at end of period	10,642,743	11,009,778	9,187,881	5,408,751	207,986
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.54
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	1,178,787

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21

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.61	$13.31	$11.71	$11.13	$10.17
Value at end of period	$8.49	$13.61	$13.31	$11.71	$11.13
Number of accumulation units outstanding at end of period	30,235,470	26,421,956	17,833,901	7,771,106	413,898
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.13	$12.74	$11.41	$10.95	$10.09
Value at end of period	$8.85	$13.13	$12.74	$11.41	$10.95
Number of accumulation units outstanding at end of period	21,768,526	19,138,655	13,335,880	6,745,383	511,128
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.72	$12.31	$11.22	$10.82	$9.80
Value at end of period	$9.27	$12.72	$12.31	$11.22	$10.82
Number of accumulation units outstanding at end of period	11,168,891	7,470,781	4,659,178	2,363,549	203,560
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$21.24	$20.40	$19.96	$19.94	$19.98	$19.73	$18.69	$17.45	$16.45	$16.52
Value at end of period	$20.86	$21.24	$20.40	$19.96	$19.94	$19.98	$19.73	$18.69	$17.45	$16.45
Number of accumulation units outstanding at end of period	563,814	729,940	949,165	1,251,815	1,693,679	2,413,916	3,063,486	2,547,141	1,769,356	1,835,681
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.47	$15.94	$15.47	$15.29	$15.39	$15.51	$15.54	$15.19	$14.55	$14.11
Value at end of period	$16.61	$16.47	$15.94	$15.47	$15.29	$15.39	$15.51	$15.54	$15.19	$14.55
Number of accumulation units outstanding at end of period	11,654,931	5,008,409	3,712,286	3,236,339	2,859,998	3,967,468	5,577,967	7,210,822	5,535,947	7,668,618
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.85	$13.51	$11.67	$11.24	$10.38	$8.04	$10.60	$11.25	$10.00
Value at end of period	$8.65	$13.85	$13.51	$11.67	$11.24	$10.38	$8.04	$10.60	$11.25
Number of accumulation units outstanding at end of period	347,207	431,638	556,217	418,082	477,225	565,048	590,391	533,884	198,869
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.75	$16.68	$16.15	$15.06	$13.60	$10.41	$15.01	$21.86	$28.46	$16.22
Value at end of period	$11.02	$18.75	$16.68	$16.15	$15.06	$13.60	$10.41	$15.01	$21.86	$28.46
Number of accumulation units outstanding at end of period	3,538,269	4,085,294	4,590,397	5,390,136	6,191,793	7,363,429	8,151,064	11,192,041	13,563,138	11,168,535
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.98	$15.15	$12.40	$10.13
Value at end of period	$8.94	$17.98	$15.15	$12.40
Number of accumulation units outstanding at end of period	1,266,966	1,062,067	530,650	229,089
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.30	$26.66	$24.19	$23.88	$21.83	$18.99	$20.33	$20.55	$17.91	$17.60
Value at end of period	$20.87	$27.30	$26.66	$24.19	$23.88	$21.83	$18.99	$20.33	$20.55	$17.91
Number of accumulation units outstanding at end of period	3,028,687	3,465,477	4,108,202	4,628,389	4,961,026	5,459,084	5,740,870	6,331,856	6,431,976	6,739,205
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.39	$14.66	$11.38	$10.07
Value at end of period	$11.28	$18.39	$14.66	$11.38
Number of accumulation units outstanding at end of period	3,363,382	2,981,525	1,324,190	704,604
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.00
Value at end of period	$5.34
Number of accumulation units outstanding at end of period	36,104

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22

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$10.97
Value at end of period	$8.44
Number of accumulation units outstanding at end of period	24,362
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.49	$13.84	$11.95	$10.12
Value at end of period	$8.49	$14.49	$13.84	$11.95
Number of accumulation units outstanding at end of period	832,152	782,650	489,270	130,405
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$24.63	$24.00	$21.20	$20.37	$18.33	$14.95	$20.21	$26.13	$27.80	$22.73
Value at end of period	$14.87	$24.63	$24.00	$21.20	$20.37	$18.33	$14.95	$20.21	$26.13	$27.80
Number of accumulation units outstanding at end of period	1,977,942	2,264,370	2,675,365	3,170,903	3,703,212	4,358,136	4,975,285	6,799,019	7,760,199	7,240,462
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.45	$11.32	$9.93	$9.99
Value at end of period	$7.24	$11.45	$11.32	$9.93
Number of accumulation units outstanding at end of period	14,711	18,555	24,365	27,221
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$14.85	$13.84	$13.48	$13.36	$12.94	$12.55	$11.73	$11.63	$11.70	$13.00
Value at end of period	$15.24	$14.85	$13.84	$13.48	$13.36	$12.94	$12.55	$11.73	$11.63	$11.70
Number of accumulation units outstanding at end of period	10,313,407	4,362,458	2,577,101	2,293,825	1,773,851	1,936,849	2,142,595	813,599	490,810	382,608
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.06	$11.91	$11.10	$10.81	$10.00
Value at end of period	$9.20	$12.06	$11.91	$11.10	$10.81
Number of accumulation units outstanding at end of period	2,182,503	2,929,725	3,362,115	3,361,552	3,547,230
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.04	$12.61	$10.97	$10.17
Value at end of period	$8.38	$13.04	$12.61	$10.97
Number of accumulation units outstanding at end of period	209,565	251,408	305,987	193,802
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.51	$12.04	$10.89	$10.07
Value at end of period	$8.24	$12.51	$12.04	$10.89
Number of accumulation units outstanding at end of period	4,116,452	2,419,106	2,190,403	2,022,539
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.65
Value at end of period	$8.14
Number of accumulation units outstanding at end of period	43,885
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	348,627
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.48
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	299,431

Access

23

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.02
Value at end of period	$6.96
Number of accumulation units outstanding at end of period	830,338
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$47.67	$46.39	$41.10	$38.74	$33.75	$27.37	$27.67	$25.57	$21.29	$20.23
Value at end of period	$34.02	$47.67	$46.39	$41.10	$38.74	$33.75	$27.37	$27.67	$25.57	$21.29
Number of accumulation units outstanding at end of period	4,590,193	4,752,060	4,508,693	4,202,039	3,381,218	3,717,807	4,093,955	3,679,280	3,165,782	3,304,307
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$33.98	$33.49	$28.56	$27.91	$24.68	$20.03	$23.43	$23.49	$21.12	$21.61
Value at end of period	$21.51	$33.98	$33.49	$28.56	$27.91	$24.68	$20.03	$23.43	$23.49	$21.12
Number of accumulation units outstanding at end of period	1,752,665	1,738,081	1,914,995	2,000,178	1,981,687	2,135,369	2,226,227	2,377,259	2,237,388	2,523,887
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.16	$10.10
Value at end of period	$5.77	$10.16
Number of accumulation units outstanding at end of period	342,675	209,945
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.67	$11.17	$10.17
Value at end of period	$7.41	$12.67	$11.17
Number of accumulation units outstanding at end of period	1,589,643	766,752	180,655
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$26.09	$25.88	$21.56	$19.92	$18.24	$13.59	$17.30	$19.94	$23.71	$14.75
Value at end of period	$15.49	$26.09	$25.88	$21.56	$19.92	$18.24	$13.59	$17.30	$19.94	$23.71
Number of accumulation units outstanding at end of period	1,563,733	1,776,667	1,869,899	1,894,005	2,144,240	2,499,768	2,796,359	3,208,566	3,496,637	3,306,922
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.50	$12.58	$11.17	$10.20
Value at end of period	$7.38	$12.50	$12.58	$11.17
Number of accumulation units outstanding at end of period	71,305	89,247	106,412	56,006
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.93	$11.66	$11.38	$10.05	$9.51	$7.81	$10.00
Value at end of period	$6.95	$13.93	$11.66	$11.38	$10.05	$9.51	$7.81
Number of accumulation units outstanding at end of period	401,792	180,847	276,525	279,057	126,022	122,975	36,457
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.60	$14.14	$12.39	$11.96
Value at end of period	$8.50	$13.60	$14.14	$12.39
Number of accumulation units outstanding at end of period	881,846	629,662	423,505	225,904
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.21	$12.01	$10.85	$10.16
Value at end of period	$9.19	$12.21	$12.01	$10.85
Number of accumulation units outstanding at end of period	999,855	423,607	250,190	199,397
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.23	$15.95	$13.35	$12.18	$10.98	$8.84	$10.00
Value at end of period	$12.11	$17.23	$15.95	$13.35	$12.18	$10.98	$8.84
Number of accumulation units outstanding at end of period	1,078,572	1,244,867	1,070,037	790,792	244,553	189,266	135,600

Access

24

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION
PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.22
Value at end of period	$8.57
Number of accumulation units outstanding at end of period	58,891
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$31.72	$31.40	$27.50	$25.38	$22.59	$17.94	$21.38	$24.67	$25.59	$22.43
Value at end of period	$21.16	$31.72	$31.40	$27.50	$25.38	$22.59	$17.94	$21.38	$24.67	$25.59
Number of accumulation units outstanding at end of period	3,137,304	3,733,208	4,414,173	4,924,061	5,419,465	6,186,431	6,933,409	8,520,621	9,797,232	10,160,317
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$63.75	$78.73	$58.10	$50.53	$37.25	$27.47	$27.85	$26.16	$20.28	$21.42
Value at end of period	$38.59	$63.75	$78.73	$58.10	$50.53	$37.25	$27.47	$27.85	$26.16	$20.28
Number of accumulation units outstanding at end of period	581,354	780,245	989,835	829,769	653,475	740,624	784,789	715,123	738,551	742,364
ING VP GROWTH AND INCOME PORTFOLIO
(Fund were first received in this option during November 2007)
Value at beginning of period	$9.95	$9.83
Value at end of period	$6.09	$9.95
Number of accumulation units outstanding at end of period	1,706,786	8,086
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.53	$12.70	$10.32	$10.34
Value at end of period	$7.48	$13.53	$12.70	$10.32
Number of accumulation units outstanding at end of period	137,503	226,870	179,036	237
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.66	$11.31	$10.05	$9.71	$8.94	$10.00
Value at end of period	$7.19	$11.66	$11.31	$10.05	$9.71	$8.94
Number of accumulation units outstanding at end of period	923,149	1,049,107	827,701	506,320	199,344	65,973
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.67	$13.19	$12.28	$11.25	$10.09
Value at end of period	$8.38	$13.67	$13.19	$12.28	$11.25
Number of accumulation units outstanding at end of period	978,688	1,082,008	1,002,636	617,687	66,748
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.73	$13.83	$12.38	$11.71	$10.06
Value at end of period	$8.31	$12.73	$13.83	$12.38	$11.71
Number of accumulation units outstanding at end of period	725,123	842,859	784,269	430,599	53,654
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.32	$11.84	$11.58	$11.43	$11.10	$10.63	$10.00
Value at end of period	$11.08	$12.32	$11.84	$11.58	$11.43	$11.10	$10.63
Number of accumulation units outstanding at end of period	7,875,077	7,466,953	4,026,439	1,037,954	433,079	314,718	290,354
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.61	$8.59	$8.11	$7.47	$7.11
Value at end of period	$6.51	$10.61	$8.59	$8.11	$7.47
Number of accumulation units outstanding at end of period	3,224,478	36,544	48,053	74,612	72,972
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	469,428

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25

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.71	$8.06	$7.28	$6.80	$6.28	$4.61	$8.32	$10.00
Value at end of period	$5.61	$8.71	$8.06	$7.28	$6.80	$6.28	$4.61	$8.32
Number of accumulation units outstanding at end of period	243,159	313,722	514,893	434,882	208,033	269,277	139,362	61,322
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.85	$11.44	$10.27
Value at end of period	$7.18	$10.85	$11.44
Number of accumulation units outstanding at end of period	83,989	119,828	175,882
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.07
Number of accumulation units outstanding at end of period	1,417,425
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$10.17	$9.97	$8.91	$8.81	$8.22	$6.65	$8.89	$10.00
Value at end of period	$6.24	$10.17	$9.97	$8.91	$8.81	$8.22	$6.65	$8.89
Number of accumulation units outstanding at end of period	55,097	67,929	109,056	372,891	394,140	354,864	194,395	256,467
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.89	$11.42	$9.87	$9.28	$8.24	$6.04	$8.26	$10.00
Value at end of period	$7.10	$12.89	$11.42	$9.87	$9.28	$8.24	$6.04	$8.26
Number of accumulation units outstanding at end of period	40,965	59,527	71,195	126,063	148,329	147,115	156,757	5,726
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.54	$8.08	$7.45	$8.21	$9.36	$10.00
Value at end of period	$4.60	$7.54	$8.08	$7.45	$8.21	$9.36
Number of accumulation units outstanding at end of period	230,571	321,472	361,555	351,390	175,899	137,981

Separate Account Annual Charges of 1.60%

	2008	2007	2006	2005	2004	2003	2002	2001	2000

AIM V.I. LEISURE FUND
Value at beginning of period	$13.85	$14.20	$11.58	$11.91	$10.67	$8.43	$10.00
Value at end of period	$7.76	$13.85	$14.20	$11.58	$11.91	$10.67	$8.43
Number of accumulation units outstanding at end of period	33,109	41,515	53,964	58,230	36,825	57,182	1,464
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.13
Value at end of period	$7.98
Number of accumulation units outstanding at end of period	99,301
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.49	$20.34	$17.31	$16.68	$13.83	$10.00
Value at end of period	$13.78	$19.49	$20.34	$17.31	$16.68	$13.83
Number of accumulation units outstanding at end of period	51,904	73,912	116,266	158,295	99,516	21,739

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.91	$15.52	$14.15	$12.33
Value at end of period	$10.10	$17.91	$15.52	$14.15
Number of accumulation units outstanding at end of period	837,578	893,193	826,650	581,826
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$13.36	$13.41	$11.36	$10.94	$9.99	$7.81	$9.58	$10.00
Value at end of period	$7.52	$13.36	$13.41	$11.36	$10.94	$9.99	$7.81	$9.58
Number of accumulation units outstanding at end of period	324,939	464,702	488,848	402,954	336,555	175,077	70,102	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$22.11	$20.27	$20.25	$19.25	$16.37	$9.96	$14.47	$17.04	$20.01
Value at end of period	$11.66	$22.11	$20.27	$20.25	$19.25	$16.37	$9.96	$14.47	$17.04
Number of accumulation units outstanding at end of period	278,070	320,902	367,169	462,508	561,409	691,122	749,731	826,424	740,611
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$7.18
Number of accumulation units outstanding at end of period	6,019
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.00
Value at end of period	$8.83
Number of accumulation units outstanding at end of period	150,716
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$16.00	$14.55	$13.49	$11.85	$10.76	$10.00
Value at end of period	$8.77	$16.00	$14.55	$13.49	$11.85	$10.76
Number of accumulation units outstanding at end of period	2,427,888	2,548,977	2,374,202	1,793,081	889,397	141,174
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.26	$13.87	$12.29	$11.86	$10.98	$10.00
Value at end of period	$8.67	$14.26	$13.87	$12.29	$11.86	$10.98
Number of accumulation units outstanding at end of period	2,591,643	2,727,947	2,481,108	1,800,496	944,765	179,926
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$22.07	$18.78	$16.13	$13.55	$11.61	$10.00
Value at end of period	$12.49	$22.07	$18.78	$16.13	$13.55	$11.61
Number of accumulation units outstanding at end of period	1,186,781	1,344,484	1,164,544	781,242	358,029	74,169
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.79
Value at end of period	$9.08
Number of accumulation units outstanding at end of period	433
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.01	$12.46	$10.99	$9.97
Value at end of period	$7.52	$13.01	$12.46	$10.99
Number of accumulation units outstanding at end of period	232,657	219,133	155,283	74,393
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.49
Number of accumulation units outstanding at end of period	83,614

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
Value at beginning of period	$13.07	$12.45	$11.81	$10.88	$9.95	$7.96	$10.00
Value at end of period	$7.84	$13.07	$12.45	$11.81	$10.88	$9.95	$7.96
Number of accumulation units outstanding at end of period	110,106	137,089	157,899	182,308	5,665	4,515	755
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
Value at beginning of period	$14.42	$14.06	$12.28	$11.84	$10.79	$8.36	$10.00
Value at end of period	$9.18	$14.42	$14.06	$12.28	$11.84	$10.79	$8.36
Number of accumulation units outstanding at end of period	31,479	38,537	48,600	31,489	34,491	24,096	22,198
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.17	$10.04	$10.22
Value at end of period	$6.60	$10.17	$10.04
Number of accumulation units outstanding at end of period	138,197	152,939	113,861
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.38	$11.10	$9.91	$9.96
Value at end of period	$6.80	$11.38	$11.10	$9.91
Number of accumulation units outstanding at end of period	460,508	390,709	211,810	369
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.87	$12.05	$10.75	$9.89	$9.95
Value at end of period	$9.03	$12.87	$12.05	$10.75	$9.89
Number of accumulation units outstanding at end of period	105,082	149,813	164,493	143,590	66,820
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.23	$11.13	$10.72	$10.47	$10.15
Value at end of period	$8.72	$12.23	$11.13	$10.72	$10.47
Number of accumulation units outstanding at end of period	9,143	12,736	16,022	23,212	3,177
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.48	$14.63	$13.28	$11.55	$9.45	$7.20	$9.07	$9.87	$10.00
Value at end of period	$9.87	$16.48	$14.63	$13.28	$11.55	$9.45	$7.20	$9.07	$9.87
Number of accumulation units outstanding at end of period	1,079,759	1,307,368	840,925	858,757	291,957	241,130	239,616	264,852	80,992
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.39	$10.68
Value at end of period	$5.82	$10.39
Number of accumulation units outstanding at end of period	16,789	7,682
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.02	$10.91	$9.98
Value at end of period	$7.67	$11.02	$10.91
Number of accumulation units outstanding at end of period	652,013	739,398	403,387
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.87	$12.48
Value at end of period	$7.27	$11.87
Number of accumulation units outstanding at end of period	375,941	338,483
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.59	$10.06
Value at end of period	$6.07	$9.59
Number of accumulation units outstanding at end of period	536,249	288,900

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.41	$13.61	$11.31
Value at end of period	$7.17	$12.41	$13.61
Number of accumulation units outstanding at end of period	112,936	96,256	51,926
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$45.44	$34.66	$29.01	$21.40	$20.44	$13.64	$13.76	$15.91	$15.85
Value at end of period	$26.38	$45.44	$34.66	$29.01	$21.40	$20.44	$13.64	$13.76	$15.91
Number of accumulation units outstanding at end of period	197,520	175,075	168,110	134,710	89,495	101,132	62,771	22,850	17,608
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.75	$13.51	$11.29	$10.39	$9.04	$7.11	$8.62	$11.34	$14.93
Value at end of period	$7.38	$15.75	$13.51	$11.29	$10.39	$9.04	$7.11	$8.62	$11.34
Number of accumulation units outstanding at end of period	241,684	288,259	357,777	423,487	521,139	588,683	700,470	812,676	804,897
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.25
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	48,600
ING JANUS CONTRARIAN PORTFOLIO
Value at beginning of period	$16.91	$14.21	$11.74	$10.32	$8.95	$6.05	$8.30	$8.88	$10.00
Value at end of period	$8.49	$16.91	$14.21	$11.74	$10.32	$8.95	$6.05	$8.30	$8.88
Number of accumulation units outstanding at end of period	617,892	662,854	160,821	130,426	110,170	169,752	123,276	132,268	66,473
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.93	$18.29	$13.69	$10.32	$8.91	$6.17	$7.02	$7.54	$11.63
Value at end of period	$11.95	$24.93	$18.29	$13.69	$10.32	$8.91	$6.17	$7.02	$7.54
Number of accumulation units outstanding at end of period	379,394	448,152	460,882	437,852	387,272	459,146	474,427	673,091	609,636
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
Value at beginning of period	$14.52	$15.01	$13.08	$13.63	$10.35	$7.83	$10.00
Value at end of period	$10.01	$14.52	$15.01	$13.08	$13.63	$10.35	$7.83
Number of accumulation units outstanding at end of period	176,068	243,395	252,648	216,699	190,713	72,864	14,675
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.20	$12.55	$10.62	$10.17
Value at end of period	$7.27	$12.20	$12.55	$10.62
Number of accumulation units outstanding at end of period	176,165	223,270	247,988	246,169
ING JULIUS BAER FOREIGN PORTFOLIO
Value at beginning of period	$20.35	$17.75	$13.97	$12.30	$10.60	$8.21	$10.00
Value at end of period	$11.28	$20.35	$17.75	$13.97	$12.30	$10.60	$8.21
Number of accumulation units outstanding at end of period	433,624	476,482	423,971	307,303	135,743	26,857	4,278
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.31	$13.78	$12.73	$11.64	$10.81	$10.00
Value at end of period	$7.94	$13.31	$13.78	$12.73	$11.64	$10.81
Number of accumulation units outstanding at end of period	59,407	64,711	77,410	109,722	57,728	10,182
ING LEGG MASON VALUE PORTFOLIO
Value at beginning of period	$9.59	$10.36	$9.89	$9.48	$8.46	$7.02	$8.85	$9.94	$10.00
Value at end of period	$4.20	$9.59	$10.36	$9.89	$9.48	$8.46	$7.02	$8.85	$9.94
Number of accumulation units outstanding at end of period	479,663	665,655	711,638	660,559	360,928	328,257	315,170	295,864	128,409
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.86
Value at end of period	$10.19
Number of accumulation units outstanding at end of period	89,650

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$14.09	$13.87	$11.93	$11.25	$10.11
Value at end of period	$8.07	$14.09	$13.87	$11.93	$11.25
Number of accumulation units outstanding at end of period	964,259	1,029,389	836,227	353,226	149,185
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.54
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	26,729
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.58	$13.29	$11.70	$11.13	$10.17
Value at end of period	$8.47	$13.58	$13.29	$11.70	$11.13
Number of accumulation units outstanding at end of period	3,922,608	3,905,169	2,787,525	1,698,666	657,713
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.10	$12.73	$11.40	$10.95	$9.83
Value at end of period	$8.83	$13.10	$12.73	$11.40	$10.95
Number of accumulation units outstanding at end of period	6,163,823	5,923,277	4,771,367	2,795,662	815,113
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.70	$12.29	$11.21	$10.81	$9.87
Value at end of period	$9.25	$12.70	$12.29	$11.21	$10.81
Number of accumulation units outstanding at end of period	3,435,567	3,353,881	2,557,347	1,392,924	490,308
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$20.97	$20.15	$19.72	$19.72	$19.77	$19.53	$18.51	$17.29	$16.28
Value at end of period	$20.59	$20.97	$20.15	$19.72	$19.72	$19.77	$19.53	$18.51	$17.29
Number of accumulation units outstanding at end of period	143,604	202,754	238,553	309,506	393,676	614,146	629,611	497,060	321,370
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$16.24	$15.73	$15.27	$15.10	$15.20	$15.33	$15.36	$15.03	$14.45
Value at end of period	$16.37	$16.24	$15.73	$15.27	$15.10	$15.20	$15.33	$15.36	$15.03
Number of accumulation units outstanding at end of period	2,175,066	1,306,313	1,147,182	1,201,904	1,131,572	1,702,971	2,297,033	2,858,557	2,183,030
ING LORD ABBETT AFFILIATED PORTFOLIO
Value at beginning of period	$13.80	$13.46	$11.63	$11.21	$10.36	$8.02	$10.59	$11.24	$10.00
Value at end of period	$8.61	$13.80	$13.46	$11.63	$11.21	$10.36	$8.02	$10.59	$11.24
Number of accumulation units outstanding at end of period	160,384	202,537	234,935	207,235	257,974	292,659	330,088	353,861	202,765
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.64	$16.59	$16.07	$14.99	$13.55	$10.37	$14.97	$21.80	$28.95
Value at end of period	$10.95	$18.64	$16.59	$16.07	$14.99	$13.55	$10.37	$14.97	$21.80
Number of accumulation units outstanding at end of period	995,225	1,160,128	1,300,804	1,568,859	1,835,266	2,163,884	2,302,847	3,005,289	3,020,949
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.95	$15.13	$12.40	$10.02
Value at end of period	$8.92	$17.95	$15.13	$12.40
Number of accumulation units outstanding at end of period	179,557	193,860	168,664	108,897
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$27.12	$26.50	$24.06	$23.76	$21.73	$18.91	$20.25	$20.48	$17.32
Value at end of period	$20.72	$27.12	$26.50	$24.06	$23.76	$21.73	$18.91	$20.25	$20.48
Number of accumulation units outstanding at end of period	643,128	819,694	897,003	1,025,683	911,027	932,450	859,682	856,471	597,315

Access

30

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.36	$14.65	$11.38	$10.11
Value at end of period	$11.26	$18.36	$14.65	$11.38
Number of accumulation units outstanding at end of period	289,925	304,354	220,033	175,671
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.12
Value at end of period	$5.34
Number of accumulation units outstanding at end of period	446
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.45	$15.72	$13.58	$12.18
Value at end of period	$9.63	$16.45	$15.72	$13.58
Number of accumulation units outstanding at end of period	157,769	152,046	116,133	44,746
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$24.46	$23.85	$21.08	$20.26	$18.24	$14.88	$20.13	$26.05	$26.72
Value at end of period	$14.76	$24.46	$23.85	$21.08	$20.26	$18.24	$14.88	$20.13	$26.05
Number of accumulation units outstanding at end of period	283,599	350,382	435,816	515,156	631,569	726,673	838,520	1,029,431	973,963
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.48	$10.36	$9.10	$8.66
Value at end of period	$6.62	$10.48	$10.36	$9.10
Number of accumulation units outstanding at end of period	46,935	53,412	67,339	79,462
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$14.75	$13.76	$13.40	$13.29	$12.88	$12.49	$11.68	$11.59	$11.35
Value at end of period	$15.13	$14.75	$13.76	$13.40	$13.29	$12.88	$12.49	$11.68	$11.59
Number of accumulation units outstanding at end of period	1,530,242	1,175,130	1,101,979	952,309	773,578	642,677	689,475	227,627	150,099
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.04	$11.89	$11.09	$10.81	$10.00
Value at end of period	$9.18	$12.04	$11.89	$11.09	$10.81
Number of accumulation units outstanding at end of period	619,342	798,841	934,613	965,634	1,090,509
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.02	$12.60	$10.97	$10.17
Value at end of period	$8.37	$13.02	$12.60	$10.97
Number of accumulation units outstanding at end of period	30,667	54,457	76,206	101,946
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.49	$12.03	$10.88	$10.07
Value at end of period	$8.22	$12.49	$12.03	$10.88
Number of accumulation units outstanding at end of period	786,881	413,629	436,650	481,919
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.13
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	20,920
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.48
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	12,196

Access		31

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$6.96
Number of accumulation units outstanding at end of period	73,382
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$47.15	$45.90	$40.69	$38.38	$33.45	$27.14	$27.45	$25.38	$20.54
Value at end of period	$33.63	$47.15	$45.90	$40.69	$38.38	$33.45	$27.14	$27.45	$25.38
Number of accumulation units outstanding at end of period	600,422	652,264	695,197	717,996	678,514	662,358	639,977	495,196	185,069
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$33.60	$33.14	$28.28	$27.65	$24.46	$19.86	$23.25	$23.31	$19.85
Value at end of period	$21.26	$33.60	$33.14	$28.28	$27.65	$24.46	$19.86	$23.25	$23.31
Number of accumulation units outstanding at end of period	304,958	360,311	402,219	446,944	450,758	372,504	375,191	398,072	225,138
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.16	$10.07
Value at end of period	$5.76	$10.16
Number of accumulation units outstanding at end of period	61,963	45,677
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.66	$11.17	$10.35
Value at end of period	$7.40	$12.66	$11.17
Number of accumulation units outstanding at end of period	202,155	91,050	43,509
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$25.85	$25.65	$21.38	$19.77	$18.11	$13.50	$17.19	$19.83	$22.04
Value at end of period	$15.34	$25.85	$25.65	$21.38	$19.77	$18.11	$13.50	$17.19	$19.83
Number of accumulation units outstanding at end of period	369,472	437,103	444,904	478,115	519,725	583,925	629,168	726,954	648,150
ING THORNBURG VALUE PORTFOLIO
Value at beginning of period	$10.38	$9.84	$8.56
Value at end of period	$6.15	$10.38	$9.84
Number of accumulation units outstanding at end of period	14,878	24,979	35,667
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.37	$13.46	$11.97	$11.16
Value at end of period	$7.89	$13.37	$13.46	$11.97
Number of accumulation units outstanding at end of period	6,353	10,357	34,067	7,398
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
Value at beginning of period	$13.89	$11.64	$11.36	$10.04	$9.50	$7.81	$10.00
Value at end of period	$6.93	$13.89	$11.64	$11.36	$10.04	$9.50	$7.81
Number of accumulation units outstanding at end of period	179,336	48,186	59,384	65,787	50,842	47,311	16,318
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.56	$14.10	$12.37	$12.15
Value at end of period	$8.48	$13.56	$14.10	$12.37
Number of accumulation units outstanding at end of period	223,593	268,526	269,186	217,632
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.19	$12.00	$10.84	$10.16
Value at end of period	$9.17	$12.19	$12.00	$10.84
Number of accumulation units outstanding at end of period	236,036	145,150	101,883	57,793
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
Value at beginning of period	$17.18	$15.91	$13.33	$12.17	$10.97	$8.83	$10.00
Value at end of period	$12.07	$17.18	$15.91	$13.33	$12.17	$10.97	$8.83
Number of accumulation units outstanding at end of period	126,637	149,741	227,261	139,674	57,922	55,092	27,705

Access		32

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$31.44	$31.15	$27.29	$25.19	$22.44	$17.83	$21.26	$24.54	$25.28
Value at end of period	$20.97	$31.44	$31.15	$27.29	$25.19	$22.44	$17.83	$21.26	$24.54
Number of accumulation units outstanding at end of period	286,443	349,212	418,501	432,481	444,724	456,690	478,280	529,164	440,779
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$63.05	$77.90	$57.52	$50.05	$36.92	$27.24	$27.63	$25.97	$20.30
Value at end of period	$38.14	$63.05	$77.90	$57.52	$50.05	$36.92	$27.24	$27.63	$25.97
Number of accumulation units outstanding at end of period	90,173	114,199	162,747	155,995	166,268	168,123	149,145	107,794	86,644
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.95	$9.83
Value at end of period	$6.09	$9.95
Number of accumulation units outstanding at end of period	1,075,276	159
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.51	$12.70	$10.32	$10.29
Value at end of period	$7.47	$13.51	$12.70	$10.32
Number of accumulation units outstanding at end of period	62,045	62,283	51,403	74
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.63	$11.28	$10.03	$9.69	$8.93	$7.21
Value at end of period	$7.16	$11.63	$11.28	$10.03	$9.69	$8.93
Number of accumulation units outstanding at end of period	832,110	827,971	317,311	298,885	247,034	68,649
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$15.40	$14.87	$13.84	$12.69	$11.09	$8.53
Value at end of period	$9.43	$15.40	$14.87	$13.84	$12.69	$11.09
Number of accumulation units outstanding at end of period	312,339	364,078	389,413	495,372	364,096	139,798
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.93	$16.23	$14.53	$13.76	$11.48	$8.59
Value at end of period	$9.75	$14.93	$16.23	$14.53	$13.76	$11.48
Number of accumulation units outstanding at end of period	268,146	319,535	336,859	392,597	318,576	139,269
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.28	$11.81	$11.56	$11.41	$11.09	$10.63	$10.00
Value at end of period	$11.04	$12.28	$11.81	$11.56	$11.41	$11.09	$10.63
Number of accumulation units outstanding at end of period	1,103,079	472,445	355,998	250,032	141,536	76,855	48,128
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.57	$8.57	$8.09	$7.46	$7.10
Value at end of period	$6.48	$10.57	$8.57	$8.09	$7.46
Number of accumulation units outstanding at end of period	809,490	16,873	21,163	23,433	28,055
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.56
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	15,039
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period	$8.68	$8.04	$7.27	$6.78	$6.27	$4.61	$8.32	$10.00
Value at end of period	$5.59	$8.68	$8.04	$7.27	$6.78	$6.27	$4.61	$8.32
Number of accumulation units outstanding at end of period	81,596	98,573	126,536	104,909	95,913	106,296	48,063	59,196

Access

33

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$10.84	$11.43	$10.97
Value at end of period	$7.17	$10.84	$11.43
Number of accumulation units outstanding at end of period	12,786	16,688	28,937
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.79
Value at end of period	$6.07
Number of accumulation units outstanding at end of period	19,771
PROFUND VP BULL
Value at beginning of period	$10.13	$9.94	$8.89	$8.79	$8.21	$6.64	$8.88	$10.00
Value at end of period	$6.21	$10.13	$9.94	$8.89	$8.79	$8.21	$6.64	$8.88
Number of accumulation units outstanding at end of period	9,219	24,362	66,827	87,305	236,229	123,574	117,319	117,895
PROFUND VP EUROPE 30
Value at beginning of period	$12.84	$11.39	$9.85	$9.26	$8.23	$6.03	$8.26	$10.00
Value at end of period	$7.08	$12.84	$11.39	$9.85	$9.26	$8.23	$6.03	$8.26
Number of accumulation units outstanding at end of period	7,317	16,311	21,489	69,529	77,158	71,708	42,457	4,340
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.52	$8.06	$7.44	$8.21	$9.36	$10.00
Value at end of period	$4.59	$7.52	$8.06	$7.44	$8.21	$9.36
Number of accumulation units outstanding at end of period	49,779	72,233	135,323	84,052	213,853	6,865

Separate Account Annual Charges of 1.70%

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.77	$14.13	$11.53	$11.87	$10.65	$8.42	$10.00
Value at end of period	$7.71	$13.77	$14.13	$11.53	$11.87	$10.65	$8.42
Number of accumulation units outstanding at end of period	82,780	123,110	153,940	211,145	237,033	155,027	30,007
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.09
Value at end of period	$7.97
Number of accumulation units outstanding at end of period	1,684,294
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.40	$20.26	$17.27	$16.65	$13.82	$10.00
Value at end of period	$13.70	$19.40	$20.26	$17.27	$16.65	$13.82
Number of accumulation units outstanding at end of period	434,603	548,430	661,613	917,288	926,655	203,540
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.09	$13.08	$11.94	$10.23
Value at end of period	$8.50	$15.09	$13.08	$11.94
Number of accumulation units outstanding at end of period	1,689,055	1,335,727	1,107,520	723,220

Access

34

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.28	$13.34	$11.31	$10.90	$9.97	$7.80	$9.58
Value at end of period	$7.46	$13.28	$13.34	$11.31	$10.90	$9.97	$7.80
Number of accumulation units outstanding at end of period	667,353	977,380	1,226,029	1,094,676	1,224,611	881,408	338,456
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$21.85	$20.05	$20.05	$19.08	$16.24	$9.89	$14.38	$16.96	$20.82	$16.87
Value at end of period	$11.51	$21.85	$20.05	$20.05	$19.08	$16.24	$9.89	$14.38	$16.96	$20.82
Number of accumulation units outstanding at end of period	2,600,942	3,117,855	3,707,630	4,273,090	5,372,096	5,800,164	6,139,531	7,379,706	8,274,067	7,450,250
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	939,255
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$8.82
Number of accumulation units outstanding at end of period	1,125,424
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.93	$14.50	$13.45	$11.84	$10.76	$10.00
Value at end of period	$8.72	$15.93	$14.50	$13.45	$11.84	$10.76
Number of accumulation units outstanding at end of period	5,030,658	4,519,539	4,718,835	4,743,152	4,110,117	964,596
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.19	$13.82	$12.26	$11.85	$10.98	$10.00
Value at end of period	$8.62	$14.19	$13.82	$12.26	$11.85	$10.98
Number of accumulation units outstanding at end of period	3,659,805	3,353,209	3,530,138	3,656,691	3,405,028	801,373
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.97	$18.72	$16.09	$13.54	$11.61	$10.00
Value at end of period	$12.43	$21.97	$18.72	$16.09	$13.54	$11.61
Number of accumulation units outstanding at end of period	2,347,957	2,257,381	2,319,253	2,083,393	1,408,463	252,100
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.92
Value at end of period	$9.07
Number of accumulation units outstanding at end of period	88,972
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.98	$12.44	$10.98	$10.00
Value at end of period	$7.49	$12.98	$12.44	$10.98
Number of accumulation units outstanding at end of period	542,366	505,384	334,077	288,123
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.49
Number of accumulation units outstanding at end of period	476,360
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.00	$12.39	$11.76	$10.85	$9.93	$7.96	$10.00
Value at end of period	$7.79	$13.00	$12.39	$11.76	$10.85	$9.93	$7.96
Number of accumulation units outstanding at end of period	563,849	648,515	740,982	899,507	151,830	113,463	44,257

Access

35

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.34	$13.99	$12.23	$11.81	$10.78	$8.35	$10.00
Value at end of period	$9.12	$14.34	$13.99	$12.23	$11.81	$10.78	$8.35
Number of accumulation units outstanding at end of period	163,047	221,720	293,748	243,893	248,219	178,759	94,260
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.16	$10.03	$10.05
Value at end of period	$6.58	$10.16	$10.03
Number of accumulation units outstanding at end of period	511,113	353,820	323,905
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.35	$11.09	$9.91	$9.95
Value at end of period	$6.78	$11.35	$11.09	$9.91
Number of accumulation units outstanding at end of period	661,802	425,914	359,224	15,529
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.82	$12.01	$10.73	$9.89	$9.95
Value at end of period	$8.99	$12.82	$12.01	$10.73	$9.89
Number of accumulation units outstanding at end of period	765,832	744,272	830,844	907,938	185,658
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.18	$11.10	$10.70	$10.46	$9.78
Value at end of period	$8.68	$12.18	$11.10	$10.70	$10.46
Number of accumulation units outstanding at end of period	41,442	13,289	36,478	16,383	34,588
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.36	$14.53	$13.21	$11.50	$9.42	$7.18	$9.06	$9.87	$10.00
Value at end of period	$9.79	$16.36	$14.53	$13.21	$11.50	$9.42	$7.18	$9.06	$9.87
Number of accumulation units outstanding at end of period	4,962,459	5,914,408	3,487,689	3,959,235	1,782,971	1,406,797	1,210,500	722,319	285,263
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.39	$10.00
Value at end of period	$5.82	$10.39
Number of accumulation units outstanding at end of period	319,219	12,115
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$11.00	$10.90	$9.99
Value at end of period	$7.65	$11.00	$10.90
Number of accumulation units outstanding at end of period	1,421,792	1,262,187	652,185
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.86	$12.48
Value at end of period	$7.26	$11.86
Number of accumulation units outstanding at end of period	509,013	443,087
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.59	$10.00
Value at end of period	$6.06	$9.59
Number of accumulation units outstanding at end of period	2,372,617	206,684
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$6.91
Value at end of period	$7.84
Number of accumulation units outstanding at end of period	15,327

Access		36

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.39	$13.60	$11.05
Value at end of period	$7.15	$12.39	$13.60
Number of accumulation units outstanding at end of period	401,569	338,634	231,895
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$44.58	$34.03	$28.51	$21.06	$20.13	$13.45	$13.58	$15.72	$16.78	$13.84
Value at end of period	$25.85	$44.58	$34.03	$28.51	$21.06	$20.13	$13.45	$13.58	$15.72	$16.78
Number of accumulation units outstanding at end of period	903,562	928,032	1,107,524	1,146,344	1,046,499	1,031,494	968,858	474,626	861,668	565,254
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.56	$13.36	$11.18	$10.29	$8.97	$7.07	$8.57	$11.29	$15.50	$10.27
Value at end of period	$7.29	$15.56	$13.36	$11.18	$10.29	$8.97	$7.07	$8.57	$11.29	$15.50
Number of accumulation units outstanding at end of period	1,560,982	1,900,962	2,326,127	2,763,002	3,363,468	3,838,886	4,107,916	4,631,066	5,326,265	4,663,701
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	47,877
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.78	$14.12	$11.68	$10.27	$8.92	$6.04	$8.29	$8.88	$10.00
Value at end of period	$8.42	$16.78	$14.12	$11.68	$10.27	$8.92	$6.04	$8.29	$8.88
Number of accumulation units outstanding at end of period	2,415,398	2,737,683	587,006	543,127	574,081	553,068	327,689	389,304	131,190
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.68	$18.13	$13.58	$10.25	$8.85	$6.14	$7.00	$7.51	$11.54	$7.26
Value at end of period	$11.82	$24.68	$18.13	$13.58	$10.25	$8.85	$6.14	$7.00	$7.51	$11.54
Number of accumulation units outstanding at end of period	1,425,398	1,692,940	1,680,117	1,660,184	1,481,109	1,492,155	1,283,289	1,380,292	1,788,602	1,344,877
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.11
Value at end of period	$6.89
Number of accumulation units outstanding at end of period	100,126
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.44	$14.94	$13.03	$13.63	$10.33	$7.83	$10.00
Value at end of period	$9.94	$14.44	$14.94	$13.03	$13.63	$10.33	$7.83
Number of accumulation units outstanding at end of period	390,354	508,207	672,346	650,083	750,693	498,967	166,809
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.17	$12.53	$10.62	$10.06
Value at end of period	$7.24	$12.17	$12.53	$10.62
Number of accumulation units outstanding at end of period	15,149	43,599	190,003	76,305
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.23	$17.67	$13.91	$12.27	$10.59	$8.21	$10.00
Value at end of period	$11.21	$20.23	$17.67	$13.91	$12.27	$10.59	$8.21
Number of accumulation units outstanding at end of period	1,340,477	1,469,234	1,552,874	1,241,319	830,172	189,658	52,606
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.25	$13.74	$12.70	$11.62	$10.80	$10.00
Value at end of period	$7.90	$13.25	$13.74	$12.70	$11.62	$10.80
Number of accumulation units outstanding at end of period	394,167	464,987	537,114	583,028	593,956	96,653

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.52	$10.30	$9.84	$9.44	$8.43	$7.00	$8.84	$9.94	$10.00
Value at end of period	$4.17	$9.52	$10.30	$9.84	$9.44	$8.00	$7.00	$8.84	$9.94
Number of accumulation units outstanding at end of period	1,301,440	1,521,767	2,019,044	2,229,211	2,237,159	2,181,919	1,909,356	1,431,165	283,250
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.04
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	633,677
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.03	$13.83	$11.91	$11.24	$9.60
Value at end of period	$8.03	$14.03	$13.83	$11.91	$11.24
Number of accumulation units outstanding at end of period	2,523,996	2,622,306	2,599,574	1,824,695	1,032,927
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.53
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	499,120
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.53	$13.25	$11.68	$11.12	$10.12
Value at end of period	$8.43	$13.53	$13.25	$11.68	$11.12
Number of accumulation units outstanding at end of period	6,043,149	3,774,338	3,795,281	3,030,220	1,790,317
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.06	$12.69	$11.38	$10.94	$10.09
Value at end of period	$8.78	$13.06	$12.69	$11.38	$10.94
Number of accumulation units outstanding at end of period	7,107,855	4,603,007	4,693,411	4,393,723	2,699,958
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.65	$12.26	$11.19	$10.80	$10.06
Value at end of period	$9.20	$12.65	$12.26	$11.19	$10.80
Number of accumulation units outstanding at end of period	4,615,769	3,058,723	2,358,446	2,189,097	1,351,986
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$20.61	$19.82	$19.42	$19.44	$19.50	$19.29	$18.30	$17.11	$16.15	$16.25
Value at end of period	$20.21	$20.61	$19.82	$19.42	$19.44	$19.50	$19.29	$18.30	$17.11	$16.15
Number of accumulation units outstanding at end of period	930,227	1,296,605	1,613,602	1,943,416	2,522,674	3,602,661	4,436,723	3,653,891	2,442,971	2,267,799
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.98	$15.49	$15.06	$14.90	$15.02	$15.17	$15.21	$14.90	$14.29	$13.88
Value at end of period	$16.09	$15.98	$15.49	$15.06	$14.90	$15.02	$15.17	$15.21	$14.90	$14.29
Number of accumulation units outstanding at end of period	9,058,019	4,420,567	4,005,132	4,520,877	4,839,983	6,180,281	8,964,022	10,759,451	7,933,970	11,002,422
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.69	$13.37	$11.56	$11.15	$10.32	$8.00	$10.57	$11.23	$10.00
Value at end of period	$8.53	$13.69	$13.37	$11.56	$11.15	$10.32	$8.00	$10.57	$11.23
Number of accumulation units outstanding at end of period	599,702	782,020	965,646	986,532	1,321,267	1,438,354	1,371,277	1,410,056	234,838
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.42	$16.41	$15.91	$14.86	$13.44	$10.30	$14.88	$21.70	$28.29	$16.16
Value at end of period	$10.80	$18.42	$16.41	$15.91	$14.86	$13.44	$10.30	$14.88	$21.70	$28.29
Number of accumulation units outstanding at end of period	4,696,271	5,570,776	6,632,152	7,745,612	8,870,600	10,340,319	11,094,010	15,394,399	18,166,964	15,200,893

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.91	$15.11	$12.39	$10.15
Value at end of period	$8.89	$17.91	$15.11	$12.39
Number of accumulation units outstanding at end of period	691,116	706,945	603,745	605,153
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.75	$26.17	$23.78	$23.51	$21.52	$18.75	$20.10	$20.35	$17.77	$17.49
Value at end of period	$20.42	$26.75	$26.17	$23.78	$23.51	$21.52	$18.75	$20.10	$20.35	$17.77
Number of accumulation units outstanding at end of period	4,110,240	4,955,781	5,806,272	6,887,224	7,728,640	8,577,564	8,722,390	9,559,263	9,095,577	9,101,946
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.31	$14.63	$11.37	$10.14
Value at end of period	$11.21	$18.31	$14.63	$11.37
Number of accumulation units outstanding at end of period	1,023,579	1,046,926	833,825	813,290
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$5.34
Number of accumulation units outstanding at end of period	16,732
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.96
Value at end of period	$8.43
Number of accumulation units outstanding at end of period	7,774
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.43	$13.81	$11.94	$10.12
Value at end of period	$8.44	$14.43	$13.81	$11.94
Number of accumulation units outstanding at end of period	230,098	229,043	167,397	85,666
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$24.14	$23.55	$20.84	$20.05	$18.07	$14.76	$19.98	$25.89	$27.58	$22.59
Value at end of period	$14.55	$24.14	$23.55	$20.84	$20.05	$18.07	$14.76	$19.98	$25.89	$27.58
Number of accumulation units outstanding at end of period	2,346,196	2,801,521	3,329,712	3,897,168	4,488,628	5,236,618	6,171,512	7,706,339	8,763,560	8,143,208
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.42	$11.30	$9.93	$9.99
Value at end of period	$7.21	$11.42	$11.30	$9.93
Number of accumulation units outstanding at end of period	121,785	148,951	166,214	180,768
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$14.56	$13.59	$13.25	$13.15	$12.76	$12.39	$11.60	$11.52	$11.60	$12.92
Value at end of period	$14.91	$14.56	$13.59	$13.25	$13.15	$12.76	$12.39	$11.60	$11.52	$11.60
Number of accumulation units outstanding at end of period	5,969,432	3,768,196	3,862,724	4,083,395	4,363,496	4,594,825	4,423,425	1,576,247	774,738	619,047
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.99	$11.86	$11.07	$10.80	$10.00
Value at end of period	$9.13	$11.99	$11.86	$11.07	$10.80
Number of accumulation units outstanding at end of period	3,078,712	4,086,052	5,056,465	5,745,875	6,965,131
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.99	$12.58	$10.96	$10.29
Value at end of period	$8.33	$12.99	$12.58	$10.96
Number of accumulation units outstanding at end of period	226,183	319,878	420,023	407,726

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.46	$12.01	$10.87	$10.07
Value at end of period	$8.19	$12.46	$12.01	$10.87
Number of accumulation units outstanding at end of period	4,340,222	2,315,797	2,541,291	3,043,893
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.94
Value at end of period	$8.14
Number of accumulation units outstanding at end of period	11,318
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.17
Value at end of period	$6.70
Number of accumulation units outstanding at end of period	70,299
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.60
Value at end of period	$6.12
Number of accumulation units outstanding at end of period	100,641
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	313,012
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$46.25	$45.07	$39.99	$37.76	$32.94	$26.76	$27.09	$25.07	$20.91	$19.90
Value at end of period	$32.96	$46.25	$45.07	$39.99	$37.76	$32.94	$26.76	$27.09	$25.07	$20.91
Number of accumulation units outstanding at end of period	3,579,728	4,014,018	4,599,275	5,150,061	5,525,149	5,299,315	5,386,259	4,693,130	3,237,449	3,118,319
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$32.96	$32.54	$27.79	$27.21	$24.09	$19.58	$22.94	$23.03	$20.74	$21.26
Value at end of period	$20.84	$32.96	$32.54	$27.79	$27.21	$24.09	$19.58	$22.94	$23.03	$20.74
Number of accumulation units outstanding at end of period	2,092,368	2,515,157	2,919,174	3,337,338	3,691,299	3,460,523	3,360,157	3,203,914	2,552,793	2,294,951
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.15	$10.10
Value at end of period	$5.75	$10.15
Number of accumulation units outstanding at end of period	114,703	104,815
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.64	$11.16	$10.09
Value at end of period	$7.38	$12.64	$11.16
Number of accumulation units outstanding at end of period	542,999	303,476	88,170
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$25.45	$25.29	$21.10	$19.53	$17.91	$13.36	$17.03	$19.67	$23.42	$14.59
Value at end of period	$15.09	$25.45	$25.29	$21.10	$19.53	$17.91	$13.36	$17.03	$19.67	$23.42
Number of accumulation units outstanding at end of period	875,862	1,009,766	1,185,454	1,260,151	1,445,887	1,425,812	1,143,492	922,271	565,653	139,357
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.44	$12.54	$11.16	$10.30
Value at end of period	$7.34	$12.44	$12.54	$11.16
Number of accumulation units outstanding at end of period	13,053	44,060	68,155	24,442

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40

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.81	$11.58	$11.32	$10.01	$9.49	$7.81	$10.00
Value at end of period	$6.88	$13.81	$11.58	$11.32	$10.01	$9.49	$7.81
Number of accumulation units outstanding at end of period	771,766	231,459	264,228	392,708	292,550	279,599	62,876
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.48	$14.04	$12.32	$12.12
Value at end of period	$8.42	$13.48	$14.04	$12.32
Number of accumulation units outstanding at end of period	166,432	232,922	161,934	114,900
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.16	$11.97	$10.84	$10.16
Value at end of period	$9.13	$12.16	$11.97	$10.84
Number of accumulation units outstanding at end of period	738,976	120,697	81,712	76,209
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.08	$15.84	$13.28	$12.13	$10.96	$8.83	$10.00
Value at end of period	$11.99	$17.08	$15.84	$13.28	$12.13	$10.96	$8.83
Number of accumulation units outstanding at end of period	588,338	623,439	764,298	758,831	601,307	396,477	222,557
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.84
Value at end of period	$8.56
Number of accumulation units outstanding at end of period	6,878
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$30.99	$30.73	$26.95	$24.91	$22.21	$17.67	$21.08	$24.36	$25.31	$22.22
Value at end of period	$20.65	$30.99	$30.73	$26.95	$24.91	$22.21	$17.67	$21.08	$24.36	$25.31
Number of accumulation units outstanding at end of period	3,235,910	3,931,481	4,684,092	5,222,281	5,937,187	6,539,928	7,350,028	8,865,678	9,922,551	9,473,482
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$61.85	$76.50	$56.54	$49.24	$36.36	$26.86	$27.27	$25.65	$19.92	$21.07
Value at end of period	$37.38	$61.85	$76.50	$56.54	$49.24	$36.36	$26.86	$27.27	$25.65	$19.92
Number of accumulation units outstanding at end of period	390,879	559,409	830,289	952,425	1,054,396	1,057,432	977,817	801,893	826,871	554,454
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.34
Value at end of period	$6.08
Number of accumulation units outstanding at end of period	3,117,555
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.48	$12.68	$10.84
Value at end of period	$7.45	$13.48	$12.68
Number of accumulation units outstanding at end of period	26,374	41,369	74,616
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.55	$11.22	$9.98	$9.66	$8.91	$10.00
Value at end of period	$7.11	$11.55	$11.22	$9.98	$9.66	$8.91
Number of accumulation units outstanding at end of period	269,073	336,767	347,018	417,442	515,077	295,431
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.60	$13.14	$12.25	$11.24	$10.09
Value at end of period	$8.32	$13.60	$13.14	$12.25	$11.24
Number of accumulation units outstanding at end of period	251,096	344,719	409,291	418,820	179,042

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41

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000	1999
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.66	$13.77	$12.34	$11.70	$10.08
Value at end of period	$8.25	$12.66	$13.77	$12.34	$11.70
Number of accumulation units outstanding at end of period	220,948	297,408	394,633	332,296	155,689
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.21	$11.75	$11.52	$11.38	$11.07	$10.62	$10.00
Value at end of period	$10.96	$12.21	$11.75	$11.52	$11.38	$11.07	$10.62
Number of accumulation units outstanding at end of period	2,254,149	1,956,196	1,829,495	2,434,132	1,363,685	587,973	707,083
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.50	$8.52	$8.05	$7.43	$7.08
Value at end of period	$6.43	$10.50	$8.52	$8.05	$7.43
Number of accumulation units outstanding at end of period	4,131,153	155,482	188,735	219,579	252,836
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08
Value at end of period	$7.13
Number of accumulation units outstanding at end of period	175,101
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.62	$7.99	$7.23	$6.76	$6.25	$4.60	$8.31	$10.00
Value at end of period	$5.54	$8.62	$7.99	$7.23	$6.76	$6.25	$4.60	$8.31
Number of accumulation units outstanding at end of period	420,053	514,062	628,606	681,239	833,896	948,468	483,573	188,338
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$10.81	$11.42	$10.43
Value at end of period	$7.15	$10.81	$11.42
Number of accumulation units outstanding at end of period	8,767	14,435	60,451
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	712,855
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$10.06	$9.89	$8.85	$8.76	$8.19	$6.63	$8.88	$10.00
Value at end of period	$6.17	$10.06	$9.89	$8.85	$8.76	$8.19	$6.63	$8.88
Number of accumulation units outstanding at end of period	105,711	117,958	272,360	413,814	734,907	548,338	342,070	353,534
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.75	$11.33	$9.80	$9.23	$8.21	$6.02	$8.25	$10.00
Value at end of period	$7.02	$12.75	$11.33	$9.80	$9.23	$8.21	$6.02	$8.25
Number of accumulation units outstanding at end of period	103,742	129,818	183,795	242,495	305,286	538,227	181,953	13,357
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.49	$8.04	$7.42	$8.20	$9.36	$10.00
Value at end of period	$4.57	$7.49	$8.04	$7.42	$8.20	$9.36
Number of accumulation units outstanding at end of period	144,442	188,563	286,368	438,175	347,573	404,098

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42

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.75%

	2008	2007	2006	2005	2004	2003	2002	2001	2000

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.73	$14.10	$11.51	$11.86	$10.64	$8.42	$10.00
Value at end of period	$7.69	$13.73	$14.10	$11.51	$11.86	$10.64	$8.42
Number of accumulation units outstanding at end of period	109,828	123,832	161,708	203,281	255,487	231,095	41,608
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.04
Value at end of period	$7.97
Number of accumulation units outstanding at end of period	167,445
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.36	$20.22	$17.24	$16.64	$13.82	$10.00
Value at end of period	$13.66	$19.36	$20.22	$17.24	$16.64	$13.82
Number of accumulation units outstanding at end of period	195,678	237,998	314,959	467,852	354,307	159,277
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.06	$13.07	$11.94	$10.23
Value at end of period	$8.48	$15.06	$13.07	$11.94
Number of accumulation units outstanding at end of period	444,100	493,102	355,442	200,749
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57	$10.00
Value at end of period	$7.43	$13.23	$13.30	$11.29	$10.88	$9.96	$7.79	$9.57
Number of accumulation units outstanding at end of period	530,273	682,579	725,114	739,319	1,163,703	987,940	139,297	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$21.72	$19.94	$19.95	$19.00	$16.18	$9.86	$14.34	$16.92	$19.90
Value at end of period	$11.43	$21.72	$19.94	$19.95	$19.00	$16.18	$9.86	$14.34	$16.92
Number of accumulation units outstanding at end of period	427,938	529,074	682,426	742,574	841,675	888,765	616,586	395,575	116,196
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.94
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	49,722
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.00
Value at end of period	$8.82
Number of accumulation units outstanding at end of period	208,410
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.90	$14.48	$13.44	$11.83	$10.76	$10.00
Value at end of period	$8.70	$15.90	$14.48	$13.44	$11.83	$10.76
Number of accumulation units outstanding at end of period	1,409,201	1,691,270	1,933,064	1,942,130	2,291,803	726,382
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.16	$13.80	$12.25	$11.84	$10.98	$10.00
Value at end of period	$8.60	$14.16	$13.80	$12.25	$11.84	$10.98
Number of accumulation units outstanding at end of period	832,400	1,130,094	1,303,804	1,473,385	1,977,456	542,973

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43

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.92	$18.69	$16.07	$13.53	$11.60	$10.00
Value at end of period	$12.39	$21.92	$18.69	$16.07	$13.53	$11.60
Number of accumulation units outstanding at end of period	739,896	1,013,920	992,537	925,189	865,696	208,539
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.96	$12.43	$10.98	$9.90
Value at end of period	$7.48	$12.96	$12.43	$10.98
Number of accumulation units outstanding at end of period	164,305	172,289	163,393	96,126
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.49
Number of accumulation units outstanding at end of period	215,733
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.96	$12.36	$11.74	$10.83	$9.92	$7.96	$10.00
Value at end of period	$7.76	$12.96	$12.36	$11.74	$10.83	$9.92	$7.96
Number of accumulation units outstanding at end of period	382,379	460,434	568,420	650,446	67,045	120,271	16,838
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.30	$13.96	$12.21	$11.80	$10.77	$8.35	$10.00
Value at end of period	$9.09	$14.30	$13.96	$12.21	$11.80	$10.77	$8.35
Number of accumulation units outstanding at end of period	57,901	72,233	97,770	109,151	128,596	122,619	16,519
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.15	$10.03	$10.05
Value at end of period	$6.57	$10.15	$10.03
Number of accumulation units outstanding at end of period	147,871	176,039	103,094
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.34	$11.08	$10.10
Value at end of period	$6.77	$11.34	$11.08
Number of accumulation units outstanding at end of period	163,151	106,843	83,211
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.79	$12.00	$10.72	$9.88	$10.03
Value at end of period	$8.97	$12.79	$12.00	$10.72	$9.88
Number of accumulation units outstanding at end of period	365,994	401,785	496,922	518,299	78,661
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during October 2004)
Value at beginning of period	$12.16	$11.09	$10.69	$10.46	$9.58
Value at end of period	$8.66	$12.16	$11.09	$10.69	$10.46
Number of accumulation units outstanding at end of period	15,517	452	7,870	13,402	4,715
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$44.15	$14.49	$13.18	$11.47	$9.41	$7.17	$9.05	$9.87	$10.00
Value at end of period	$25.59	$16.30	$14.49	$13.18	$11.47	$9.41	$7.17	$9.05	$9.87
Number of accumulation units outstanding at end of period	303,749	1,931,572	1483,799	1638,208	1,114,410	1,170,476	839,244	335,910	10,627

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44

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.39	$10.02
Value at end of period	$5.81	$10.39
Number of accumulation units outstanding at end of period	27,567	45,000
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.99	$10.90	$9.99
Value at end of period	$7.64	$10.99	$10.90
Number of accumulation units outstanding at end of period	326,241	270,226	142,742
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.86	$12.53
Value at end of period	$7.25	$11.86
Number of accumulation units outstanding at end of period	134,731	145,499
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.58	$10.09
Value at end of period	$6.05	$9.58
Number of accumulation units outstanding at end of period	70,024	162,775
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.38	$13.59	$11.42
Value at end of period	$7.14	$12.38	$13.59
Number of accumulation units outstanding at end of period	74,427	81,623	101,564
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$44.15	$33.72	$28.27	$20.89	$19.98	$13.36	$13.49	$15.62	$15.59
Value at end of period	$25.59	$44.15	$33.72	$28.27	$20.89	$19.98	$13.36	$13.49	$15.62
Number of accumulation units outstanding at end of period	303,749	316,831	330,956	385,687	330,848	210,633	120,308	30,794	18,820
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$15.47	$13.29	$11.13	$10.25	$8.94	$7.04	$8.55	$11.26	$14.84
Value at end of period	$7.24	$15.47	$13.29	$11.13	$10.25	$8.94	$7.04	$8.55	$11.26
Number of accumulation units outstanding at end of period	146,587	220,094	269,455	326,524	385,032	522,021	261,177	100,590	0
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.67
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	3,329
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.72	$14.08	$11.65	$10.25	$8.91	$6.03	$8.29	$8.88	$10.00
Value at end of period	$8.38	$16.72	$14.08	$11.65	$10.25	$8.91	$6.03	$8.29	$8.88
Number of accumulation units outstanding at end of period	961,797	1,262,149	250,701	238,032	293,821	356,949	292,322	197,279	5,866
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.56	$18.05	$13.53	$10.21	$8.83	$6.13	$6.98	$7.50	$11.60
Value at end of period	$11.76	$24.56	$18.05	$13.53	$10.21	$8.83	$6.13	$6.98	$7.50
Number of accumulation units outstanding at end of period	378,645	501,622	526,429	569,209	414,950	410,102	256,921	138,408	35,033

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45

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.89
Value at end of period	$6.89
Number of accumulation units outstanding at end of period	16,589
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83	$10.00
Value at end of period	$9.91	$14.40	$14.91	$13.01	$13.63	$10.32	$7.83
Number of accumulation units outstanding at end of period	185,036	234,079	289,126	304,044	434,570	299,555	72,176
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.15	$12.52	$10.61	$10.31
Value at end of period	$7.23	$12.15	$12.52	$10.61
Number of accumulation units outstanding at end of period	2,472	2,532	34,619	15,291
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21	$10.00
Value at end of period	$11.17	$20.17	$17.63	$13.89	$12.25	$10.58	$8.21
Number of accumulation units outstanding at end of period	452,645	550,366	494,600	338,367	330,064	172,289	9,890
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.22	$13.71	$12.69	$11.61	$10.80	$10.00
Value at end of period	$7.88	$13.22	$13.71	$12.69	$11.61	$10.80
Number of accumulation units outstanding at end of period	65,516	70,922	100,499	129,082	179,814	51,221
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.48	$10.27	$9.81	$9.42	$8.42	$6.99	$8.83	$9.94	$10.00
Value at end of period	$4.15	$9.48	$10.27	$9.81	$9.42	$8.42	$6.99	$8.83	$9.94
Number of accumulation units outstanding at end of period	991,006	1,184,398	1,456,824	1,740,223	2,049,535	2,197,627	1,307,256	638,396	21,427
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.82
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	374,087
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$14.01	$13.81	$11.90	$11.24	$10.19
Value at end of period	$8.01	$14.01	$13.81	$11.90	$11.24
Number of accumulation units outstanding at end of period	249,768	306,022	272,351	574,539	175,365
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.25
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	26,645
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.51	$13.24	$11.67	$11.12	$10.12
Value at end of period	$8.41	$13.51	$13.24	$11.67	$11.12
Number of accumulation units outstanding at end of period	1,062,335	1,113,289	1,188,022	943,198	890,382

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46

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.03	$12.67	$11.37	$10.94	$10.09
Value at end of period	$8.76	$13.03	$12.67	$11.37	$10.94
Number of accumulation units outstanding at end of period	710,372	776,838	666,781	631,305	659,396
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.63	$12.24	$11.18	$10.80	$9.80
Value at end of period	$9.18	$12.63	$12.24	$11.18	$10.80
Number of accumulation units outstanding at end of period	1,026,497	723,479	699,131	574,659	640,990
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.38	$19.61	$19.22	$19.25	$19.32	$19.12	$18.15	$16.97	$16.01
Value at end of period	$19.97	$20.38	$19.61	$19.22	$19.25	$19.32	$19.12	$18.15	$16.97
Number of accumulation units outstanding at end of period	219,747	290,852	374,384	502,204	644,003	1,037,485	1,001,053	342,317	73,720
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$15.78	$15.30	$14.88	$14.73	$14.86	$15.01	$15.06	$14.76	$14.21
Value at end of period	$15.88	$15.78	$15.30	$14.88	$14.73	$14.86	$15.01	$15.06	$14.76
Number of accumulation units outstanding at end of period	1,879,418	811,220	726,596	616,216	1,213,060	1,545,927	1,590,576	1,500,979	293,515
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.63	$13.32	$11.53	$11.12	$10.30	$7.99	$10.56	$11.23	$10.00
Value at end of period	$8.49	$13.63	$13.32	$11.53	$11.12	$10.30	$7.99	$10.56	$11.23
Number of accumulation units outstanding at end of period	241,980	348,935	414,368	449,681	625,795	676,868	534,293	384,799	11,867
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$18.31	$16.32	$15.83	$14.79	$13.39	$10.27	$14.84	$21.65	$28.78
Value at end of period	$10.73	$18.31	$16.32	$15.83	$14.79	$13.39	$10.27	$14.84	$21.65
Number of accumulation units outstanding at end of period	831,820	1,004,788	1,188,362	1,378,150	1,545,306	1,718,678	1,379,115	1,104,093	437,723
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.88	$15.09	$12.39	$10.14
Value at end of period	$8.87	$17.88	$15.09	$12.39
Number of accumulation units outstanding at end of period	254,172	318,925	316,462	339,789
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$26.57	$26.01	$23.65	$23.39	$21.42	$18.68	$20.03	$20.29	$17.18
Value at end of period	$20.27	$26.57	$26.01	$23.65	$23.39	$21.42	$18.68	$20.03	$20.29
Number of accumulation units outstanding at end of period	1,157,196	1,473,826	1,803,704	2,268,000	2,918,631	2,962,240	1,806,440	934,682	102,750
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.29	$14.61	$11.37	$10.11
Value at end of period	$11.19	$18.29	$14.61	$11.37
Number of accumulation units outstanding at end of period	300,770	492,070	371,440	299,953
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.41	$13.79	$11.94	$11.08
Value at end of period	$8.43	$14.41	$13.79	$11.94
Number of accumulation units outstanding at end of period	63,473	53,080	49,426	14,539

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47

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2000)
Value at beginning of period	$23.98	$23.41	$20.73	$19.95	$17.99	$14.70	$19.91	$25.81	$26.51
Value at end of period	$14.44	$23.98	$23.41	$20.73	$19.95	$17.99	$14.70	$19.91	$25.81
Number of accumulation units outstanding at end of period	430,559	511,691	621,647	728,710	900,648	978,846	792,215	588,415	160,258
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.41	$11.30	$9.93	$9.99
Value at end of period	$7.19	$11.41	$11.30	$9.93
Number of accumulation units outstanding at end of period	50,830	57,821	75,542	101,382
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.46	$13.50	$13.17	$13.08	$12.70	$12.34	$11.56	$11.48	$11.26
Value at end of period	$14.80	$14.46	$13.50	$13.17	$13.08	$12.70	$12.34	$11.56	$11.48
Number of accumulation units outstanding at end of period	1,830,575	1,431,076	1,411,736	1,574,541	2,353,927	2,257,025	1,446,426	328,948	16,895
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.97	$11.84	$11.07	$10.79	$10.00
Value at end of period	$9.11	$11.97	$11.84	$11.07	$10.79
Number of accumulation units outstanding at end of period	1,037,282	1,353,495	1,629,201	1,906,679	2,556,237
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.97	$12.57	$10.95	$10.48
Value at end of period	$8.32	$12.97	$12.57	$10.95
Number of accumulation units outstanding at end of period	167,298	198,883	212,294	238,162
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.44	$12.00	$10.87	$10.04
Value at end of period	$8.17	$12.44	$12.00	$10.87
Number of accumulation units outstanding at end of period	1,217,638	892,352	1,051,006	1,230,020
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.28
Value at end of period	$6.69
Number of accumulation units outstanding at end of period	38,475
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.64
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	20,592
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	190,367
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$45.81	$44.67	$39.65	$37.46	$32.69	$26.57	$26.91	$24.92	$20.20
Value at end of period	$32.62	$45.81	$44.67	$39.65	$37.46	$32.69	$26.57	$26.91	$24.92
Number of accumulation units outstanding at end of period	1,168,272	1,535,092	1,758,893	1,977,649	2,090,601	2,065,649	1,345,841	531,690	15,600

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48

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$32.65	$32.25	$27.56	$26.99	$23.91	$19.44	$22.79	$22.89	$19.52
Value at end of period	$20.63	$32.65	$32.25	$27.56	$26.99	$23.91	$19.44	$22.79	$22.89
Number of accumulation units outstanding at end of period	691,572	865,803	1,042,643	1,177,282	1,402,760	1,278,747	773,224	387,753	30,890
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$10.15	$10.11
Value at end of period	$5.75	$10.15
Number of accumulation units outstanding at end of period	16,757	9,218
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.63	$11.16	$10.02
Value at end of period	$7.37	$12.63	$11.16
Number of accumulation units outstanding at end of period	133,335	68,022	10,499
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$25.26	$25.10	$20.96	$19.41	$17.80	$13.29	$16.95	$19.59	$21.80
Value at end of period	$14.97	$25.26	$25.10	$20.96	$19.41	$17.80	$13.29	$16.95	$19.59
Number of accumulation units outstanding at end of period	401,370	489,370	584,766	682,575	753,550	805,342	592,153	361,440	138,197
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.43	$12.53	$11.16	$10.77
Value at end of period	$7.33	$12.43	$12.53	$11.16
Number of accumulation units outstanding at end of period	4,610	6,458	13,639	30,728
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.77	$11.55	$11.30	$10.00	$9.48	$7.80	$10.00
Value at end of period	$6.86	$13.77	$11.55	$11.30	$10.00	$9.48	$7.80
Number of accumulation units outstanding at end of period	584,039	210,253	262,895	269,678	248,781	230,006	20,988
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.44	$14.00	$12.30	$12.10
Value at end of period	$8.39	$13.44	$14.00	$12.30
Number of accumulation units outstanding at end of period	415,402	485,537	527,949	578,971
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.14	$11.96	$10.83	$10.35
Value at end of period	$9.12	$12.14	$11.96	$10.83
Number of accumulation units outstanding at end of period	306,848	94,763	108,471	56,894
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$17.03	$15.80	$13.25	$12.12	$10.95	$8.83	$10.00
Value at end of period	$11.95	$17.03	$15.80	$13.25	$12.12	$10.95	$8.83
Number of accumulation units outstanding at end of period	225,513	280,577	332,645	339,825	354,307	242,169	53,323
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$30.77	$30.53	$26.79	$24.77	$22.09	$17.58	$20.99	$24.27	$25.04
Value at end of period	$20.49	$30.77	$30.53	$26.79	$24.77	$22.09	$17.58	$20.99	$24.27
Number of accumulation units outstanding at end of period	443,563	540,794	677,536	747,521	841,483	842,519	616,373	485,828	119,426

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49

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$61.26	$75.80	$56.05	$48.85	$36.09	$26.67	$27.09	$25.50	$19.96
Value at end of period	$37.00	$61.26	$75.80	$56.05	$48.85	$36.09	$26.67	$27.09	$25.50
Number of accumulation units outstanding at end of period	162,446	224,152	366,031	364,509	463,695	398,419	271,009	101,334	25,056
ING VP GROWTH AND INCOME PORTFOLIO
(Fund were first received in this option during November 2007)
Value at beginning of period	$9.95	$9.83
Value at end of period	$6.08	$9.95
Number of accumulation units outstanding at end of period	2,172,969	1,532
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.47	$12.68	$10.83
Value at end of period	$7.44	$13.47	$12.68
Number of accumulation units outstanding at end of period	4,776	9,324	20,687
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.51	$11.18	$9.96	$9.64	$8.90	$10.00
Value at end of period	$7.08	$11.51	$11.18	$9.96	$9.64	$8.90
Number of accumulation units outstanding at end of period	219,708	256,881	267,971	299,598	548,608	275,705
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.57	$13.12	$12.24	$11.24	$9.69
Value at end of period	$8.30	$13.57	$13.12	$12.24	$11.24
Number of accumulation units outstanding at end of period	117,089	171,859	108,782	138,848	430,312
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.63	$13.75	$12.33	$11.69	$10.25
Value at end of period	$8.23	$12.63	$13.75	$12.33	$11.69
Number of accumulation units outstanding at end of period	43,054	86,144	116,901	147,078	345,339
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.17	$11.72	$11.50	$11.37	$11.06	$10.62	$10.00
Value at end of period	$10.93	$12.17	$11.72	$11.50	$11.37	$11.06	$10.62
Number of accumulation units outstanding at end of period	570,876	646,304	443,958	453,906	447,751	277,417	218,867
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.47	$8.49	$8.03	$7.42	$7.07
Value at end of period	$6.40	$10.47	$8.49	$8.03	$7.42
Number of accumulation units outstanding at end of period	1,136,532	99,085	127,480	176,312	183,674
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.79
Value at end of period	$7.13
Number of accumulation units outstanding at end of period	49,665
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.60	$7.97	$7.22	$6.75	$6.25	$4.59	$8.31	$10.00
Value at end of period	$5.52	$8.60	$7.97	$7.22	$6.75	$6.25	$4.59	$8.31
Number of accumulation units outstanding at end of period	376,713	459,626	564,312	678,759	812,724	952,613	454,391	79,268

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50

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$10.80	$11.42	$10.71
Value at end of period	$7.14	$10.80	$11.42
Number of accumulation units outstanding at end of period	6,659	9,617	14,501
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	51,243
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$10.03	$9.86	$8.83	$8.74	$8.18	$6.63	$8.87	$10.00
Value at end of period	$6.14	$10.03	$9.86	$8.83	$8.74	$8.18	$6.63	$8.87
Number of accumulation units outstanding at end of period	77,466	102,754	215,771	304,922	518,311	467,546	185,752	27,580
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.71	$11.29	$9.78	$9.21	$8.20	$6.02	$8.25	$10.00
Value at end of period	$6.99	$12.71	$11.29	$9.78	$9.21	$8.20	$6.02	$8.25
Number of accumulation units outstanding at end of period	51,597	69,260	148,846	186,919	140,140	190,714	105,639	38,959
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.47	$8.02	$7.41	$8.19	$9.35	$10.00
Value at end of period	$4.55	$7.47	$8.02	$7.41	$8.19	$9.35
Number of accumulation units outstanding at end of period	26,319	32,185	61,675	193,952	282,310	74,879

	Separate Account Annual Charges of 1.80%

	2008	2007	2006	2005

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.69	$14.06	$11.49	$11.84
Value at end of period	$7.66	$13.69	$14.06	$11.49
Number of accumulation units outstanding at end of period	178,445	230,164	269,235	352,163
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.04
Value at end of period	$7.97
Number of accumulation units outstanding at end of period	2,906,934
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2002)
Value at beginning of period	$19.31	$20.19	$17.22	$16.63
Value at end of period	$13.62	$19.31	$20.19	$17.22
Number of accumulation units outstanding at end of period	490,206	635,853	883,123	1,123,510

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51

Condensed Financial Information (continued)

	2008	2007	2006	2005

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.68	$15.35	$14.03	$12.24
Value at end of period	$9.95	$17.68	$15.35	$14.03
Number of accumulation units outstanding at end of period	3,901,938	3,429,987	2,418,016	1,399,642
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.19	$13.26	$11.26	$10.86
Value at end of period	$7.41	$13.19	$13.26	$11.26
Number of accumulation units outstanding at end of period	1,236,481	1,644,617	1,865,881	1,488,441
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$21.59	$19.83	$19.85	$18.91
Value at end of period	$11.36	$21.59	$19.83	$19.85
Number of accumulation units outstanding at end of period	1,131,514	1,558,829	1,477,882	1,600,667
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.96
Value at end of period	$7.17
Number of accumulation units outstanding at end of period	984,329
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	1,643,859
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.86	$14.45	$13.42	$11.82
Value at end of period	$8.68	$15.86	$14.45	$13.42
Number of accumulation units outstanding at end of period	8,891,894	8,337,206	6,955,941	5,322,761
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.13	$13.77	$12.24	$11.83
Value at end of period	$8.58	$14.13	$13.77	$12.24
Number of accumulation units outstanding at end of period	6,229,254	6,176,038	5,052,756	3,869,182
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.88	$18.66	$16.05	$13.52
Value at end of period	$12.36	$21.88	$18.66	$16.05
Number of accumulation units outstanding at end of period	4,068,747	4,171,265	3,422,931	2,431,609
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.48
Value at end of period	$9.07
Number of accumulation units outstanding at end of period	55,276
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.94	$12.42	$10.97	$10.02
Value at end of period	$7.47	$12.94	$12.42	$10.97
Number of accumulation units outstanding at end of period	1,662,196	1,404,432	930,874	428,655
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.48
Number of accumulation units outstanding at end of period	917,208

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.92	$12.33	$11.72	$10.82
Value at end of period	$7.73	$12.92	$12.33	$11.72
Number of accumulation units outstanding at end of period	881,147	947,230	944,396	1,075,154
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.26	$13.92	$12.18	$11.78
Value at end of period	$9.06	$14.26	$13.92	$12.18
Number of accumulation units outstanding at end of period	195,642	268,538	356,735	312,414
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.14	$10.03	$10.05
Value at end of period	$6.56	$10.14	$10.03
Number of accumulation units outstanding at end of period	1,404,795	1,243,597	705,941
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.33	$11.08	$9.91	$9.96
Value at end of period	$6.76	$11.33	$11.08	$9.91
Number of accumulation units outstanding at end of period	1,749,544	1,154,958	673,675	19,330
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.77	$11.98	$10.71	$9.88
Value at end of period	$8.94	$12.77	$11.98	$10.71
Number of accumulation units outstanding at end of period	1,358,965	1,188,199	1,155,987	1,100,939
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.14	$11.07	$10.68	$10.46
Value at end of period	$8.63	$12.14	$11.07	$10.68
Number of accumulation units outstanding at end of period	41,671	17,975	34,235	24,325
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$12.14	$14.44	$13.14	$11.45
Value at end of period	$8.63	$16.24	$14.44	$13.14
Number of accumulation units outstanding at end of period	41,671	5,746,779	3,797,707	3,735,442
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.39	$10.00
Value at end of period	$5.81	$10.39
Number of accumulation units outstanding at end of period	1,114,370	688,897
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.98	$10.90	$10.02
Value at end of period	$7.63	$10.98	$10.90
Number of accumulation units outstanding at end of period	2,565,615	2,094,651	1,378,070
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.85	$12.42
Value at end of period	$7.24	$11.85
Number of accumulation units outstanding at end of period	1,218,514	1,167,086

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53

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.58	$10.00
Value at end of period	$6.05	$9.58
Number of accumulation units outstanding at end of period	5,261,646	3,338,384
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.50
Value at end of period	$7.84
Number of accumulation units outstanding at end of period	1,974
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.37	$13.59	$11.04
Value at end of period	$7.13	$12.37	$13.59
Number of accumulation units outstanding at end of period	812,892	807,124	393,066
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$43.73	$33.42	$28.03	$20.72
Value at end of period	$25.33	$43.73	$33.42	$28.03
Number of accumulation units outstanding at end of period	1,456,292	1,449,552	1,187,540	958,681
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.38	$13.22	$11.07	$10.20
Value at end of period	$7.20	$15.38	$13.22	$11.07
Number of accumulation units outstanding at end of period	645,259	800,773	977,874	1,191,041
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.23
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	47,456
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.66	$14.04	$11.62	$10.23
Value at end of period	$8.35	$16.66	$14.04	$11.62
Number of accumulation units outstanding at end of period	4,062,901	4,291,191	920,095	599,753
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.43	$17.97	$13.47	$10.18
Value at end of period	$11.69	$24.43	$17.97	$13.47
Number of accumulation units outstanding at end of period	2,305,399	2,898,044	2,182,854	1,662,498
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.36	$14.87	$12.98	$13.63
Value at end of period	$9.88	$14.36	$14.87	$12.98
Number of accumulation units outstanding at end of period	1,055,689	1,367,669	1,290,727	1,019,675
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.14	$12.51	$10.61	$10.13
Value at end of period	$7.21	$12.14	$12.51	$10.61
Number of accumulation units outstanding at end of period	110,422	136,514	373,189	297,901
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.11	$17.59	$13.86	$12.24
Value at end of period	$11.13	$20.11	$17.59	$13.86
Number of accumulation units outstanding at end of period	2,661,316	3,196,051	2,459,104	1,478,096

Access

54

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.19	$13.69	$12.67	$11.61
Value at end of period	$7.86	$13.19	$13.69	$12.67
Number of accumulation units outstanding at end of period	555,555	597,343	586,454	554,505
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.45	$10.23	$9.79	$9.40
Value at end of period	$4.13	$9.45	$10.23	$9.79
Number of accumulation units outstanding at end of period	2,677,539	3,557,193	3,874,899	3,832,627
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.99
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	927,557
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.98	$13.79	$11.89	$11.23
Value at end of period	$7.99	$13.98	$13.79	$11.89
Number of accumulation units outstanding at end of period	6,402,806	7,233,935	6,174,954	3,819,492
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.53
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	3,250,371
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.48	$13.22	$11.66	$11.11
Value at end of period	$8.39	$13.48	$13.22	$11.66
Number of accumulation units outstanding at end of period	20,875,513	19,424,867	12,345,058	5,774,561
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.01	$12.66	$11.36	$10.94
Value at end of period	$8.74	$13.01	$12.66	$11.36
Number of accumulation units outstanding at end of period	13,937,318	12,359,994	9,275,209	5,570,119
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.60	$12.22	$11.17	$10.80
Value at end of period	$9.16	$12.60	$12.22	$11.17
Number of accumulation units outstanding at end of period	9,095,203	6,697,728	4,972,214	2,731,105
ING LIMITED MATURITY BOND PORTFOLIO
Value at beginning of period	$20.18	$19.43	$19.06	$19.09
Value at end of period	$19.77	$20.18	$19.43	$19.06
Number of accumulation units outstanding at end of period	783,306	957,759	1,180,647	1,480,017
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.63	$15.16	$14.75	$14.62
Value at end of period	$15.72	$15.63	$15.16	$14.75
Number of accumulation units outstanding at end of period	14,082,141	6,861,179	4,440,473	3,755,357
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.58	$13.28	$11.50	$11.10
Value at end of period	$8.46	$13.58	$13.28	$11.50
Number of accumulation units outstanding at end of period	561,631	718,263	1,144,372	1,082,721

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$18.20	$16.23	$15.75	$14.73
Value at end of period	$10.67	$18.20	$16.23	$15.75
Number of accumulation units outstanding at end of period	3,003,393	3,529,606	3,877,205	4,449,482
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.86	$15.08	$12.38	$10.02
Value at end of period	$8.85	$17.86	$15.08	$12.38
Number of accumulation units outstanding at end of period	1,373,994	1,510,517	1,142,975	901,211
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$26.40	$25.85	$23.51	$23.27
Value at end of period	$20.13	$26.40	$25.85	$23.51
Number of accumulation units outstanding at end of period	3,103,640	3,561,363	3,976,403	4,475,568
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.26	$14.60	$11.37	$10.14
Value at end of period	$11.17	$18.26	$14.60	$11.37
Number of accumulation units outstanding at end of period	2,056,677	2,306,877	1,533,268	997,079
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$5.33
Number of accumulation units outstanding at end of period	19,015
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.28
Value at end of period	$8.43
Number of accumulation units outstanding at end of period	18,159
ING OPPENHEIMER GLOBAL PORTFOLIO
Value at beginning of period	$16.26	$15.57	$13.48	$12.12
Value at end of period	$9.50	$16.26	$15.57	$13.48
Number of accumulation units outstanding at end of period	526,642	522,373	475,907	134,955
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$23.82	$23.26	$20.61	$19.85
Value at end of period	$14.34	$23.82	$23.26	$20.61
Number of accumulation units outstanding at end of period	1,047,409	1,239,739	1,435,265	1,625,837
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.34	$10.25	$9.01	$8.60
Value at end of period	$6.52	$10.34	$10.25	$9.01
Number of accumulation units outstanding at end of period	141,144	178,183	211,257	259,485
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$14.36	$13.42	$13.10	$13.02
Value at end of period	$14.70	$14.36	$13.42	$13.10
Number of accumulation units outstanding at end of period	10,172,225	5,634,377	4,447,759	4,451,341
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.95	$11.83	$11.06	$10.79
Value at end of period	$9.09	$11.95	$11.83	$11.06
Number of accumulation units outstanding at end of period	2,840,103	3,904,787	4,721,058	4,992,196

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.95	$12.56	$10.95	$10.22
Value at end of period	$8.30	$12.95	$12.56	$10.95
Number of accumulation units outstanding at end of period	362,301	513,440	571,205	547,803
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.42	$11.99	$10.87	$10.07
Value at end of period	$8.16	$12.42	$11.99	$10.87
Number of accumulation units outstanding at end of period	3,832,716	3,116,838	3,098,485	3,271,699
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.94
Value at end of period	$8.13
Number of accumulation units outstanding at end of period	7,874
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.26
Value at end of period	$6.69
Number of accumulation units outstanding at end of period	70,825
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.36
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	178,288
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.06
Value at end of period	$6.95
Number of accumulation units outstanding at end of period	523,436
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$45.37	$44.26	$39.31	$37.15
Value at end of period	$32.30	$45.37	$44.26	$39.31
Number of accumulation units outstanding at end of period	4,902,623	5,191,113	5,411,561	5,593,875
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$32.34	$31.95	$27.32	$26.77
Value at end of period	$20.42	$32.34	$31.95	$27.32
Number of accumulation units outstanding at end of period	1,928,956	2,150,982	2,435,514	2,579,967
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.15	$10.10
Value at end of period	$5.74	$10.15
Number of accumulation units outstanding at end of period	195,992	158,947
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.62	$11.15	$10.30
Value at end of period	$7.36	$12.62	$11.15
Number of accumulation units outstanding at end of period	1,372,927	736,724	278,154
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$25.06	$24.92	$20.82	$19.29
Value at end of period	$14.85	$25.06	$24.92	$20.82
Number of accumulation units outstanding at end of period	1,253,473	1,456,654	1,566,073	1,545,865

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57

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING THORNBURG VALUE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.25	$9.73	$8.48
Value at end of period	$6.06	$10.25	$9.73
Number of accumulation units outstanding at end of period	9,022	8,917	9,044
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.27	$13.39	$11.93	$11.21
Value at end of period	$7.82	$13.27	$13.39	$11.93
Number of accumulation units outstanding at end of period	35,559	51,489	97,176	19,477
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.73	$11.53	$11.28	$9.98
Value at end of period	$6.83	$13.73	$11.53	$11.28
Number of accumulation units outstanding at end of period	1,114,574	417,879	480,697	552,480
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.41	$13.97	$12.28	$12.08
Value at end of period	$8.36	$13.41	$13.97	$12.28
Number of accumulation units outstanding at end of period	451,445	438,690	316,783	271,921
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.12	$11.95	$10.83	$10.16
Value at end of period	$9.10	$12.12	$11.95	$10.83
Number of accumulation units outstanding at end of period	1,330,884	454,672	212,735	247,764
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.98	$15.76	$13.23	$12.10
Value at end of period	$11.91	$16.98	$15.76	$13.23
Number of accumulation units outstanding at end of period	1,134,916	1,414,688	1,445,695	1,194,633
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.22
Value at end of period	$8.56
Number of accumulation units outstanding at end of period	27,689
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$30.55	$30.32	$26.62	$24.63
Value at end of period	$20.33	$30.55	$30.32	$26.62
Number of accumulation units outstanding at end of period	1,558,547	1,754,312	1,927,762	1,917,353
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$60.68	$75.12	$55.57	$48.45
Value at end of period	$36.63	$60.68	$75.12	$55.57
Number of accumulation units outstanding at end of period	584,295	781,012	1,107,145	1,005,107
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund were first received in this option during November 2007)
Value at beginning of period	$9.95	$9.83
Value at end of period	$6.07	$9.95
Number of accumulation units outstanding at end of period	4,115,316	1,105
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.45	$12.67	$10.76
Value at end of period	$7.42	$13.45	$12.67
Number of accumulation units outstanding at end of period	113,433	151,927	150,709

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.47	$11.15	$9.94	$9.62
Value at end of period	$7.05	$11.47	$11.15	$9.94
Number of accumulation units outstanding at end of period	1,763,254	1,814,201	1,154,154	1,190,341
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.20	$14.70	$13.72	$12.60
Value at end of period	$9.29	$15.20	$14.70	$13.72
Number of accumulation units outstanding at end of period	813,645	979,846	799,019	577,024
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.74	$16.05	$14.40	$13.66
Value at end of period	$9.60	$14.74	$16.05	$14.40
Number of accumulation units outstanding at end of period	778,310	868,470	986,086	572,793
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.14	$11.70	$11.48	$11.35
Value at end of period	$10.89	$12.14	$11.70	$11.48
Number of accumulation units outstanding at end of period	6,841,165	6,989,870	4,238,741	2,290,174
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.43	$8.47	$8.01	$7.41
Value at end of period	$6.38	$10.43	$8.47	$8.01
Number of accumulation units outstanding at end of period	2,730,320	218,989	263,523	307,230
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.05
Value at end of period	$7.13
Number of accumulation units outstanding at end of period	703,123
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.57	$7.94	$7.20	$6.73
Value at end of period	$5.50	$8.57	$7.94	$7.20
Number of accumulation units outstanding at end of period	732,042	939,894	1,367,397	1,411,612
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.79	$11.41	$9.71	$9.88
Value at end of period	$7.12	$10.79	$11.41	$9.71
Number of accumulation units outstanding at end of period	111,071	132,324	163,078	302
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	996,625
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$9.99	$9.83	$8.81	$8.73
Value at end of period	$6.12	$9.99	$9.83	$8.81
Number of accumulation units outstanding at end of period	169,003	252,067	433,675	743,586

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.67	$11.26	$9.76	$9.19
Value at end of period	$6.97	$12.67	$11.26	$9.76
Number of accumulation units outstanding at end of period	74,237	87,075	125,928	237,235
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.45	$8.01	$7.40	$8.18
Value at end of period	$4.54	$7.45	$8.01	$7.40
Number of accumulation units outstanding at end of period	175,733	310,053	513,019	425,290

	Separate Account Annual Charges of 1.90%

	2008	2007	2006	2005	2004	2003	2002	2001	2000

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.62	$14.00	$11.45	$11.81	$10.62	$8.41	$10.00
Value at end of period	$7.61	$13.62	$14.00	$11.45	$11.81	$10.62	$8.41
Number of accumulation units outstanding at end of period	315,815	403,230	471,297	615,019	668,459	510,398	100,699
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08
Value at end of period	$7.96
Number of accumulation units outstanding at end of period	2,686,181
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.22	$20.11	$17.17	$16.60	$13.80	$10.00
Value at end of period	$13.54	$19.22	$20.11	$17.17	$16.60	$13.80
Number of accumulation units outstanding at end of period	1,667,318	2,082,688	2,514,607	2,978,691	2,732,107	510,581
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.00	$13.04	$11.93	$10.24
Value at end of period	$8.43	$15.00	$13.04	$11.93
Number of accumulation units outstanding at end of period	5,247,164	4,513,073	2,822,943	1,295,394
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57	$10.00
Value at end of period	$7.35	$13.10	$13.19	$11.21	$10.82	$9.92	$7.78	$9.57
Number of accumulation units outstanding at end of period	2,619,459	3,181,067	3,296,602	3,041,475	3,034,707	1,794,730	250,947	0
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$21.33	$19.62	$19.65	$18.75	$15.99	$9.76	$14.21	$16.80	$19.78
Value at end of period	$11.21	$21.33	$19.62	$19.65	$18.75	$15.99	$9.76	$14.21	$16.80
Number of accumulation units outstanding at end of period	1,779,696	2,185,379	2,325,296	2,645,181	3,046,960	2,753,698	1,863,528	1,557,259	874,247
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.00
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	671,272

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60

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$8.81
Number of accumulation units outstanding at end of period	1,618,624
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.79	$14.40	$13.39	$11.81	$10.75	$10.00
Value at end of period	$8.63	$15.79	$14.40	$13.39	$11.81	$10.75
Number of accumulation units outstanding at end of period	16,053,739	16,140,532	15,100,999	14,220,295	12,085,363	1,785,979
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.07	$13.73	$12.21	$11.82	$10.97	$10.00
Value at end of period	$8.53	$14.07	$13.73	$12.21	$11.82	$10.97
Number of accumulation units outstanding at end of period	11,680,309	12,038,692	11,764,814	11,024,052	9,395,072	1,387,064
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.78	$18.59	$16.01	$13.50	$11.60	$10.00
Value at end of period	$12.29	$21.78	$18.59	$16.01	$13.50	$11.60
Number of accumulation units outstanding at end of period	6,939,694	7,212,643	6,200,854	4,904,188	3,432,847	564,361
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.66
Value at end of period	$9.07
Number of accumulation units outstanding at end of period	10,077
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.91	$12.40	$10.97	$10.02
Value at end of period	$7.44	$12.91	$12.40	$10.97
Number of accumulation units outstanding at end of period	1,594,619	1,443,539	829,650	390,338
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.48
Number of accumulation units outstanding at end of period	1,504,668
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.85	$12.27	$11.68	$10.79	$9.90	$7.95	$10.00
Value at end of period	$7.68	$12.85	$12.27	$11.68	$10.79	$9.90	$7.95
Number of accumulation units outstanding at end of period	1,723,706	1,982,636	2,083,053	2,389,297	242,746	199,717	62,915
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.18	$13.86	$12.14	$11.75	$10.74	$8.34	$10.00
Value at end of period	$8.99	$14.18	$13.86	$12.14	$11.75	$10.74	$8.34
Number of accumulation units outstanding at end of period	470,578	611,377	770,207	567,286	615,861	419,552	94,083
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.12	$10.02	$9.95
Value at end of period	$6.54	$10.12	$10.02
Number of accumulation units outstanding at end of period	1,520,350	1,150,009	541,660

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61

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.31	$11.07	$9.91	$9.95
Value at end of period	$6.74	$11.31	$11.07	$9.91
Number of accumulation units outstanding at end of period	2,433,344	1,672,009	785,618	5,264
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$12.72	$11.95	$10.69	$9.87	$10.00
Value at end of period	$8.90	$12.72	$11.95	$10.69	$9.87
Number of accumulation units outstanding at end of period	2,035,890	2,123,732	2,245,162	2,164,815	592,804
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.09	$11.04	$10.66	$10.45	$9.78
Value at end of period	$8.59	$12.09	$11.04	$10.66	$10.45
Number of accumulation units outstanding at end of period	84,278	55,333	72,705	66,624	45,863
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.12	$14.35	$13.07	$11.40	$9.36	$7.15	$9.04	$9.87	$10.00
Value at end of period	$9.62	$16.12	$14.35	$13.07	$11.40	$9.36	$7.15	$9.04	$9.87
Number of accumulation units outstanding at end of period	7,188,890	8,261,322	5,967,945	6,549,244	3,937,987	3,090,180	2,302,131	1,385,134	89,462
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.38	$10.25
Value at end of period	$5.80	$10.38
Number of accumulation units outstanding at end of period	1,215,513	663,066
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.96	$10.89	$9.99
Value at end of period	$7.61	$10.96	$10.89
Number of accumulation units outstanding at end of period	3,636,173	3,220,954	1,071,985
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.85	$12.42
Value at end of period	$7.23	$11.85
Number of accumulation units outstanding at end of period	1,730,013	1,584,358
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.57	$10.00
Value at end of period	$6.04	$9.57
Number of accumulation units outstanding at end of period	8,497,381	5,635,103
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$7.63
Value at end of period	$7.84
Number of accumulation units outstanding at end of period	9,923
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.35	$13.58	$11.04
Value at end of period	$7.11	$12.35	$13.58
Number of accumulation units outstanding at end of period	1,153,794	1,134,337	570,155

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62

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$42.89	$32.81	$27.55	$20.39	$19.53	$13.08	$13.22	$15.34	$15.33
Value at end of period	$24.82	$42.89	$32.81	$27.55	$20.39	$19.53	$13.08	$13.22	$15.34
Number of accumulation units outstanding at end of period	2,405,197	2,437,495	2,238,113	2,247,684	1,970,232	1,330,707	932,327	315,574	227,856
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$15.19	$13.07	$10.96	$10.11	$8.83	$6.97	$8.47	$11.18	$14.76
Value at end of period	$7.10	$15.19	$13.07	$10.96	$10.11	$8.83	$6.97	$8.47	$11.18
Number of accumulation units outstanding at end of period	975,695	1,185,389	1,441,358	1,767,323	2,062,906	2,080,261	1,470,429	1,055,368	685,944
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.27
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	45,302
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.54	$13.95	$11.55	$10.19	$8.86	$6.01	$8.27	$8.88	$10.00
Value at end of period	$8.28	$16.54	$13.95	$11.55	$10.19	$8.86	$6.01	$8.27	$8.88
Number of accumulation units outstanding at end of period	6,492,493	6,992,349	1,609,124	1,336,164	1,251,267	1,098,078	520,898	420,371	83,761
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.19	$17.81	$13.37	$10.11	$8.75	$6.08	$6.94	$7.47	$11.56
Value at end of period	$11.56	$24.19	$17.81	$13.37	$10.11	$8.75	$6.08	$6.94	$7.47
Number of accumulation units outstanding at end of period	3,371,812	4,099,712	3,297,524	2,969,517	1,999,161	1,334,968	847,173	509,513	259,187
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.43
Value at end of period	$6.88
Number of accumulation units outstanding at end of period	103,147
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.27	$14.80	$12.94	$13.63	$10.30	$7.82	$10.00
Value at end of period	$9.81	$14.27	$14.80	$12.94	$13.63	$10.30	$7.82
Number of accumulation units outstanding at end of period	1,543,172	1,837,316	1,995,937	1,880,314	2,099,655	1,006,794	155,620
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.11	$12.49	$10.60	$10.05
Value at end of period	$7.18	$12.11	$12.49	$10.60
Number of accumulation units outstanding at end of period	117,553	145,633	275,907	23,399
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20	$10.00
Value at end of period	$11.06	$20.00	$17.50	$13.81	$12.20	$10.55	$8.20
Number of accumulation units outstanding at end of period	5,214,181	5,697,684	4,762,331	3,941,374	3,062,604	582,823	138,594
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.13	$13.64	$12.64	$11.59	$10.80	$10.00
Value at end of period	$7.81	$13.13	$13.64	$12.64	$11.59	$10.80
Number of accumulation units outstanding at end of period	1,596,012	1,822,960	1,954,226	2,097,685	1,947,332	291,189

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63

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.38	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82	$9.93	$10.00
Value at end of period	$4.10	$9.38	$10.17	$9.73	$9.36	$8.38	$6.97	$8.82	$9.93
Number of accumulation units outstanding at end of period	3,796,254	4,332,099	4,933,623	5,533,758	4,964,766	4,168,723	3,186,621	2,016,515	113,353
ING LEHMAN BROTHERS U.S. AGGREGTE BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.04
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	1,356,859
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.93	$13.75	$11.87	$11.22	$10.04
Value at end of period	$7.95	$13.93	$13.75	$11.87	$11.22
Number of accumulation units outstanding at end of period	7,059,963	7,825,323	7,687,181	6,462,213	4,747,062
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.53
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	1,658,611
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.43	$13.18	$11.64	$11.11	$10.17
Value at end of period	$8.35	$13.43	$13.18	$11.64	$11.11
Number of accumulation units outstanding at end of period	27,211,276	28,318,924	21,451,997	13,744,989	8,321,452
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.96	$12.62	$11.34	$10.93	$10.02
Value at end of period	$8.70	$12.96	$12.62	$11.34	$10.93
Number of accumulation units outstanding at end of period	22,761,926	21,691,449	16,956,528	12,125,840	7,820,447
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.56	$12.19	$11.15	$10.79	$10.08
Value at end of period	$9.12	$12.56	$12.19	$11.15	$10.79
Number of accumulation units outstanding at end of period	12,780,303	9,762,823	7,729,652	5,644,218	3,664,368
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.60	$12.53
Value at end of period	$9.13	$12.60
Number of accumulation units outstanding at end of period	56,042	21,163
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.80	$19.08	$18.73	$18.78	$18.89	$18.72	$17.80	$16.67	$15.74
Value at end of period	$19.38	$19.80	$19.08	$18.73	$18.78	$18.89	$18.72	$17.80	$16.67
Number of accumulation units outstanding at end of period	662,979	809,331	1,002,691	1,249,191	1,718,054	2,747,067	2,647,005	1,441,971	273,264
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$15.33	$14.89	$14.50	$14.38	$14.52	$14.70	$14.77	$14.50	$13.97
Value at end of period	$15.41	$15.33	$14.89	$14.50	$14.38	$14.52	$14.70	$14.77	$14.50
Number of accumulation units outstanding at end of period	14,339,345	6,659,336	4,840,452	4,301,910	5,864,378	5,938,918	7,015,870	6,235,817	2,132,811

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64

Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.47	$13.18	$11.43	$11.04	$10.24	$7.95	$10.53	$11.21	$10.00
Value at end of period	$8.38	$13.47	$13.18	$11.43	$11.04	$10.24	$7.95	$10.53	$11.21
Number of accumulation units outstanding at end of period	1,207,040	1,485,967	1,816,666	1,932,727	2,375,113	2,433,238	2,079,377	1,766,107	191,223
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$17.98	$16.06	$15.60	$14.60	$13.23	$10.16	$14.71	$21.49	$28.61
Value at end of period	$10.53	$17.98	$16.06	$15.60	$14.60	$13.23	$10.16	$14.71	$21.49
Number of accumulation units outstanding at end of period	4,064,826	4,681,871	4,926,378	5,698,458	5,851,107	5,372,714	4,149,074	4,093,894	2,741,325
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.81	$15.06	$12.37	$10.16
Value at end of period	$8.82	$17.81	$15.06	$12.37
Number of accumulation units outstanding at end of period	1,976,963	2,102,469	1,598,864	1,569,304
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$26.04	$25.53	$23.25	$23.03	$21.12	$18.44	$19.81	$20.10	$17.04
Value at end of period	$19.84	$26.04	$25.53	$23.25	$23.03	$21.12	$18.44	$19.81	$20.10
Number of accumulation units outstanding at end of period	4,100,405	4,778,551	5,302,151	6,211,415	6,519,914	5,686,198	4,012,552	2,637,734	506,976
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.21	$14.58	$11.36	$10.05
Value at end of period	$11.13	$18.21	$14.58	$11.36
Number of accumulation units outstanding at end of period	2,883,147	3,244,037	2,323,302	2,039,373
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.00
Value at end of period	$5.33
Number of accumulation units outstanding at end of period	7,959
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.15
Value at end of period	$8.43
Number of accumulation units outstanding at end of period	4,126
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.35	$13.76	$11.92	$10.11
Value at end of period	$8.38	$14.35	$13.76	$11.92
Number of accumulation units outstanding at end of period	756,025	709,892	544,531	233,709
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2000)
Value at beginning of period	$23.50	$22.97	$20.37	$19.64	$17.74	$14.51	$19.69	$25.56	$26.29
Value at end of period	$14.13	$23.50	$22.97	$20.37	$19.64	$17.74	$14.51	$19.69	$25.56
Number of accumulation units outstanding at end of period	1,315,651	1,488,285	1,725,162	2,055,419	2,260,629	2,358,725	2,110,645	1,829,741	807,166
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.37	$11.28	$9.93	$9.99
Value at end of period	$7.16	$11.37	$11.28	$9.93
Number of accumulation units outstanding at end of period	181,135	229,433	258,523	302,326

Access

65

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.17	$13.25	$12.95	$12.88	$12.52	$12.19	$11.43	$11.37	$11.17
Value at end of period	$14.49	$14.17	$13.25	$12.95	$12.88	$12.52	$12.19	$11.43	$11.37
Number of accumulation units outstanding at end of period	13,682,366	7,747,794	5,874,890	5,756,193	6,098,052	5,824,732	5,600,337	1,352,337	101,577
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.90	$11.80	$11.04	$10.78	$10.00
Value at end of period	$9.05	$11.90	$11.80	$11.04	$10.78
Number of accumulation units outstanding at end of period	5,369,703	6,804,743	7,551,384	7,071,207	8,122,576
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.92	$12.53	$10.94	$10.29
Value at end of period	$8.27	$12.92	$12.53	$10.94
Number of accumulation units outstanding at end of period	775,329	1,053,596	1,195,041	1,221,056
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.39	$11.97	$10.86	$10.00
Value at end of period	$8.13	$12.39	$11.97	$10.86
Number of accumulation units outstanding at end of period	7,802,111	7,068,072	7,358,725	8,389,895
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.05
Value at end of period	$8.13
Number of accumulation units outstanding at end of period	3,907
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.13
Value at end of period	$6.69
Number of accumulation units outstanding at end of period	146,070
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.30
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	82,850
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.02
Value at end of period	$6.94
Number of accumulation units outstanding at end of period	982,146
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$44.50	$43.46	$38.64	$36.56	$31.96	$26.01	$26.39	$24.47	$19.86
Value at end of period	$31.65	$44.50	$43.46	$38.64	$36.56	$31.96	$26.01	$26.39	$24.47
Number of accumulation units outstanding at end of period	5,666,249	6,129,080	6,356,611	6,812,134	6,613,564	5,130,780	3,927,375	1,940,881	183,884
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$31.72	$31.38	$26.85	$26.34	$23.37	$19.03	$22.35	$22.48	$19.19
Value at end of period	$20.01	$31.72	$31.38	$26.85	$26.34	$23.37	$19.03	$22.35	$22.48
Number of accumulation units outstanding at end of period	3,501,444	3,983,849	4,373,718	4,873,923	5,039,682	3,453,724	2,273,204	1,364,874	238,986

Access

66

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.14	$10.10
Value at end of period	$5.73	$10.14
Number of accumulation units outstanding at end of period	360,843	391,503
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.60	$11.15	$10.12
Value at end of period	$7.34	$12.60	$11.15
Number of accumulation units outstanding at end of period	2,392,659	1,002,601	294,760
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$24.68	$24.57	$20.54	$19.05	$17.50	$13.09	$16.72	$19.34	$21.56
Value at end of period	$14.60	$24.68	$24.57	$20.54	$19.05	$17.50	$13.09	$16.72	$19.34
Number of accumulation units outstanding at end of period	1,778,369	2,097,951	2,254,550	2,134,120	2,325,689	2,098,781	1,515,003	1,118,604	522,271
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.38	$12.50	$11.15	$10.11
Value at end of period	$7.28	$12.38	$12.50	$11.15
Number of accumulation units outstanding at end of period	21,470	47,086	218,720	31,306
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.65	$11.47	$11.24	$9.96	$9.46	$7.79	$10.00
Value at end of period	$6.79	$13.65	$11.47	$11.24	$9.96	$9.46	$7.79
Number of accumulation units outstanding at end of period	2,240,049	478,651	571,898	779,304	670,046	455,787	67,606
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.41	$12.95	$11.39	$11.22
Value at end of period	$7.73	$12.41	$12.95	$11.39
Number of accumulation units outstanding at end of period	854,931	851,684	688,563	460,029
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.09	$11.93	$10.82	$10.15
Value at end of period	$9.07	$12.09	$11.93	$10.82
Number of accumulation units outstanding at end of period	1,767,987	513,212	279,474	224,811
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.88	$15.69	$13.18	$12.07	$10.92	$8.82	$10.00
Value at end of period	$11.83	$16.88	$15.69	$13.18	$12.07	$10.92	$8.82
Number of accumulation units outstanding at end of period	2,022,869	2,273,525	2,396,200	2,218,687	1,699,597	898,110	201,786
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.95
Value at end of period	$8.56
Number of accumulation units outstanding at end of period	3,826
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$30.11	$29.92	$26.29	$24.35	$21.75	$17.34	$20.73	$24.00	$24.80
Value at end of period	$20.02	$30.11	$29.92	$26.29	$24.35	$21.75	$17.34	$20.73	$24.00
Number of accumulation units outstanding at end of period	1,892,827	2,295,715	2,658,815	2,851,108	2,982,066	2,428,852	1,920,555	1,546,448	713,282
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$59.52	$73.76	$54.62	$47.67	$35.28	$26.11	$26.56	$25.04	$19.63
Value at end of period	$35.89	$59.52	$73.76	$54.62	$47.67	$35.28	$26.11	$26.56	$25.04
Number of accumulation units outstanding at end of period	839,080	1,120,557	1,526,557	1,590,376	1,760,569	1,166,070	768,503	474,135	192,508

Access		67

	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.95	$9.83
Value at end of period	$6.07	$9.95
Number of accumulation units outstanding at end of period	6,454,891	1,845
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.43	$12.65	$10.32	$10.30
Value at end of period	$7.40	$13.43	$12.65	$10.32
Number of accumulation units outstanding at end of period	169,027	244,772	270,657	1,107
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.40	$11.09	$9.89	$9.59	$8.87	$10.00
Value at end of period	$7.00	$11.40	$11.09	$9.89	$9.59	$8.87
Number of accumulation units outstanding at end of period	1,576,522	1,886,827	2,321,125	2,196,981	1,954,792	957,662
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.49	$13.07	$12.21	$11.23	$9.66
Value at end of period	$8.24	$13.49	$13.07	$12.21	$11.23
Number of accumulation units outstanding at end of period	1,071,677	1,405,287	1,417,685	1,171,751	770,708
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.56	$13.70	$12.30	$11.68	$9.52
Value at end of period	$8.18	$12.56	$13.70	$12.30	$11.68
Number of accumulation units outstanding at end of period	887,215	1,095,770	1,218,124	1,018,543	711,336
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.07	$11.64	$11.43	$11.32	$11.04	$10.61	$10.00
Value at end of period	$10.82	$12.07	$11.64	$11.43	$11.32	$11.04	$10.61
Number of accumulation units outstanding at end of period	8,478,763	8,881,531	5,444,386	3,012,575	2,895,223	889,844	456,891
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.36	$8.42	$7.97	$7.38	$7.04
Value at end of period	$6.33	$10.36	$8.42	$7.97	$7.38
Number of accumulation units outstanding at end of period	4,356,550	436,327	539,888	719,740	814,033
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.25
Value at end of period	$7.12
Number of accumulation units outstanding at end of period	369,315
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during February 2001)
Value at beginning of period	$8.51	$7.90	$7.16	$6.71	$6.22	$4.58	$8.30	$10.00
Value at end of period	$5.46	$8.51	$7.90	$7.16	$6.71	$6.22	$4.58	$8.30
Number of accumulation units outstanding at end of period	1,431,240	1,780,746	2,209,988	2,509,631	2,585,684	2,876,835	1,196,797	253,382
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.77	$11.40	$9.98
Value at end of period	$7.10	$10.77	$11.40
Number of accumulation units outstanding at end of period	96,982	135,586	258,519

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001	2000

ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	996,601
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$9.93	$9.77	$8.76	$8.70	$8.15	$6.61	$8.87	$10.00
Value at end of period	$6.07	$9.93	$9.77	$8.76	$8.70	$8.15	$6.61	$8.87
Number of accumulation units outstanding at end of period	571,347	675,764	984,870	1,504,578	1,940,698	1,278,503	491,042	103,369
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.58	$11.20	$9.71	$9.16	$8.17	$6.00	$8.24	$10.00
Value at end of period	$6.91	$12.58	$11.20	$9.71	$9.16	$8.17	$6.00	$8.24
Number of accumulation units outstanding at end of period	262,466	341,949	471,666	593,071	557,626	445,959	218,083	19,682
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.42	$7.98	$7.39	$8.17	$9.35	$10.00
Value at end of period	$4.52	$7.42	$7.98	$7.39	$8.17	$9.35
Number of accumulation units outstanding at end of period	312,095	413,542	742,848	889,752	1,007,799	812,145

	Separate Account Annual Charges of 1.95%

	2008	2007	2006	2005

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.58	$13.96	$11.43	$11.79
Value at end of period	$7.58	$13.58	$13.96	$11.43
Number of accumulation units outstanding at end of period	83,041	99,598	106,010	110,857
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08
Value at end of period	$7.96
Number of accumulation units outstanding at end of period	4,810,195
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during May 2002)
Value at beginning of period	$19.17	$20.07	$17.15	$16.58
Value at end of period	$13.51	$19.17	$20.07	$17.15
Number of accumulation units outstanding at end of period	464,506	548,499	661,159	649,073
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.51	$15.22	$13.93	$12.18
Value at end of period	$9.84	$17.51	$15.22	$13.93
Number of accumulation units outstanding at end of period	4,486,056	3,077,617	2,248,140	1,009,027
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.06	$13.15	$11.18	$10.80
Value at end of period	$7.32	$13.06	$13.15	$11.18
Number of accumulation units outstanding at end of period	901,576	1,010,383	813,783	547,233

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69

Condensed Financial Information (continued)

	2008	2007	2006	2005

ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
Value at beginning of period	$21.21	$19.51	$19.56	$18.66
Value at end of period	$11.14	$21.21	$19.51	$19.56
Number of accumulation units outstanding at end of period	598,795	442,250	365,874	189,424
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.00
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	2,220,231
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.03
Value at end of period	$8.80
Number of accumulation units outstanding at end of period	2,361,763
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.76	$14.38	$13.37	$11.80
Value at end of period	$8.61	$15.76	$14.38	$13.37
Number of accumulation units outstanding at end of period	13,439,437	10,172,994	8,382,071	5,632,392
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$14.04	$13.70	$12.19	$11.81
Value at end of period	$8.51	$14.04	$13.70	$12.19
Number of accumulation units outstanding at end of period	9,641,840	7,713,250	6,408,516	4,607,966
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.73	$18.56	$16.00	$13.49
Value at end of period	$12.26	$21.73	$18.56	$16.00
Number of accumulation units outstanding at end of period	5,030,646	3,981,698	3,004,812	1,757,275
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$11.36
Value at end of period	$9.07
Number of accumulation units outstanding at end of period	241,755
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.89	$12.39	$10.96	$10.31
Value at end of period	$7.42	$12.89	$12.39	$10.96
Number of accumulation units outstanding at end of period	1,705,281	1,102,938	799,004	315,123
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.48
Number of accumulation units outstanding at end of period	878,672
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$12.81	$12.24	$11.65	$10.74
Value at end of period	$7.65	$12.81	$12.24	$11.65
Number of accumulation units outstanding at end of period	602,909	449,216	319,126	201,000
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.14	$13.82	$12.12	$11.73
Value at end of period	$8.96	$14.14	$13.82	$12.12
Number of accumulation units outstanding at end of period	131,529	156,547	158,830	74,087

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	2008	2007	2006	2005

ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.11	$10.02	$9.95
Value at end of period	$6.54	$10.11	$10.02
Number of accumulation units outstanding at end of period	1,534,466	887,486	373,022
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.29	$11.06	$9.91	$10.02
Value at end of period	$6.73	$11.29	$11.06	$9.91
Number of accumulation units outstanding at end of period	2,198,501	970,586	498,026	958
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.70	$11.93	$10.68	$9.87
Value at end of period	$8.88	$12.70	$11.93	$10.68
Number of accumulation units outstanding at end of period	920,325	670,335	474,327	345,203
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$12.07	$11.03	$10.65	$10.02
Value at end of period	$8.57	$12.07	$11.03	$10.65
Number of accumulation units outstanding at end of period	28,155	14,873	19,180	9,371
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.06	$14.31	$13.04	$11.37
Value at end of period	$9.58	$16.06	$14.31	$13.04
Number of accumulation units outstanding at end of period	2,076,779	1,314,412	869,051	535,373
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.38	$10.32
Value at end of period	$5.80	$10.38
Number of accumulation units outstanding at end of period	1,331,778	377,604
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.96	$10.88	$9.99
Value at end of period	$7.60	$10.96	$10.88
Number of accumulation units outstanding at end of period	2,759,068	1,629,601	656,451
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.84	$12.53
Value at end of period	$7.22	$11.84
Number of accumulation units outstanding at end of period	1,393,022	969,862
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.57	$10.09
Value at end of period	$6.03	$9.57
Number of accumulation units outstanding at end of period	8,875,069	3,084,070
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.52
Value at end of period	$7.83
Number of accumulation units outstanding at end of period	27,778

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	2008	2007	2006	2005

ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.34	$13.57	$11.05
Value at end of period	$7.10	$12.34	$13.57
Number of accumulation units outstanding at end of period	1,232,834	604,316	167,558
ING GLOBAL RESOURCES PORTFOLIO
Value at beginning of period	$42.48	$32.51	$27.31	$20.22
Value at end of period	$24.57	$42.48	$32.51	$27.31
Number of accumulation units outstanding at end of period	1,454,849	878,652	524,482	246,689
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period	$15.10	$13.00	$10.91	$10.07
Value at end of period	$7.06	$15.10	$13.00	$10.91
Number of accumulation units outstanding at end of period	22,531	22,034	27,928	34,654
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.30
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	72,627
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.48	$13.90	$11.52	$10.16
Value at end of period	$8.24	$16.48	$13.90	$11.52
Number of accumulation units outstanding at end of period	2,466,551	1,338,902	352,303	109,413
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
Value at beginning of period	$24.07	$17.73	$13.31	$10.07
Value at end of period	$11.50	$24.07	$17.73	$13.31
Number of accumulation units outstanding at end of period	2,351,662	1,761,542	1,004,530	569,679
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.23	$14.77	$12.91	$13.63
Value at end of period	$9.77	$14.23	$14.77	$12.91
Number of accumulation units outstanding at end of period	612,948	810,007	615,365	362,665
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.09	$12.48	$10.60	$10.26
Value at end of period	$7.17	$12.09	$12.48	$10.60
Number of accumulation units outstanding at end of period	188,516	221,742	239,377	169,153
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$19.94	$17.46	$13.78	$12.19
Value at end of period	$11.02	$19.94	$17.46	$13.78
Number of accumulation units outstanding at end of period	2,881,981	2,195,699	1,466,038	692,426
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.10	$13.62	$12.63	$11.58
Value at end of period	$7.79	$13.10	$13.62	$12.63
Number of accumulation units outstanding at end of period	422,160	449,648	428,703	340,322
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.34	$10.14	$9.71	$9.34
Value at end of period	$4.08	$9.34	$10.14	$9.71
Number of accumulation units outstanding at end of period	1,187,447	1,585,841	1,411,265	992,392

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.03
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	808,243
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.90	$13.74	$11.86	$11.22
Value at end of period	$7.93	$13.90	$13.74	$11.86
Number of accumulation units outstanding at end of period	8,867,077	7,665,132	6,374,257	4,285,721
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.53
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	1,134,920
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.41	$13.16	$11.63	$11.10
Value at end of period	$8.33	$13.41	$13.16	$11.63
Number of accumulation units outstanding at end of period	30,574,304	23,590,821	17,476,491	9,279,401
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.93	$12.61	$11.33	$10.92
Value at end of period	$8.68	$12.93	$12.61	$11.33
Number of accumulation units outstanding at end of period	22,864,521	16,550,186	11,998,065	7,449,654
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.53	$12.17	$11.14	$10.79
Value at end of period	$9.10	$12.53	$12.17	$11.14
Number of accumulation units outstanding at end of period	10,041,746	6,211,665	4,344,198	2,218,998
ING LIQUID ASSETS PORTFOLIO
Value at beginning of period	$15.23	$14.80	$14.42	$14.31
Value at end of period	$15.30	$15.23	$14.80	$14.42
Number of accumulation units outstanding at end of period	6,218,579	1,844,856	953,694	465,550
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.41	$13.14	$11.39	$11.01
Value at end of period	$8.34	$13.41	$13.14	$11.39
Number of accumulation units outstanding at end of period	103,936	137,751	136,373	32,982
ING MARSICO GROWTH PORTFOLIO
Value at beginning of period	$17.87	$15.97	$15.52	$14.53
Value at end of period	$10.46	$17.87	$15.97	$15.52
Number of accumulation units outstanding at end of period	978,977	726,563	525,510	388,372
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.78	$15.04	$12.37	$10.02
Value at end of period	$8.80	$17.78	$15.04	$12.37
Number of accumulation units outstanding at end of period	1,055,822	635,073	386,727	202,215
ING MFS TOTAL RETURN PORTFOLIO
Value at beginning of period	$25.87	$25.37	$23.11	$22.91
Value at end of period	$19.69	$25.87	$25.37	$23.11
Number of accumulation units outstanding at end of period	953,779	829,732	751,117	593,459

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.19	$14.56	$11.35	$10.14
Value at end of period	$11.11	$18.19	$14.56	$11.35
Number of accumulation units outstanding at end of period	2,312,150	1,455,255	800,077	371,810
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.05
Value at end of period	$5.33
Number of accumulation units outstanding at end of period	50,968
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.15
Value at end of period	$8.43
Number of accumulation units outstanding at end of period	40,406
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$16.12	$15.46	$13.41	$12.07
Value at end of period	$9.41	$16.12	$15.46	$13.41
Number of accumulation units outstanding at end of period	909,337	616,583	445,966	130,621
ING OPPENHEIMER MAIN STREET PORTFOLIO®
Value at beginning of period	$23.34	$22.83	$20.26	$19.54
Value at end of period	$14.03	$23.34	$22.83	$20.26
Number of accumulation units outstanding at end of period	264,099	213,832	159,624	80,941
ING OPPORTUNISTIC LARGECAP VALUE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.24	$10.16	$8.95	$8.55
Value at end of period	$6.45	$10.24	$10.16	$8.95
Number of accumulation units outstanding at end of period	37,089	43,260	52,869	54,685
ING PIMCO CORE BOND PORTFOLIO
Value at beginning of period	$14.07	$13.17	$12.88	$12.82
Value at end of period	$14.38	$14.07	$13.17	$12.88
Number of accumulation units outstanding at end of period	8,442,287	2,020,601	896,452	766,115
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.88	$11.78	$11.03	$10.78
Value at end of period	$9.03	$11.88	$11.78	$11.03
Number of accumulation units outstanding at end of period	1,056,910	1,275,970	1,078,759	773,925
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.90	$12.52	$10.94	$10.29
Value at end of period	$8.26	$12.90	$12.52	$10.94
Number of accumulation units outstanding at end of period	210,718	246,686	253,209	130,333
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during April 2005)
Value at beginning of period	$12.37	$11.96	$10.86	$10.00
Value at end of period	$8.11	$12.37	$11.96	$10.86
Number of accumulation units outstanding at end of period	2,370,996	2,052,038	1,782,785	1,259,567
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.22
Value at end of period	$8.13
Number of accumulation units outstanding at end of period	9,124

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.31
Value at end of period	$6.68
Number of accumulation units outstanding at end of period	185,841
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.40
Value at end of period	$6.11
Number of accumulation units outstanding at end of period	303,340
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.16
Value at end of period	$6.94
Number of accumulation units outstanding at end of period	553,373
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
Value at beginning of period	$44.08	$43.07	$38.31	$36.26
Value at end of period	$31.33	$44.08	$43.07	$38.31
Number of accumulation units outstanding at end of period	3,106,564	2,314,023	1,755,993	1,075,768
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
Value at beginning of period	$31.41	$31.09	$26.62	$26.13
Value at end of period	$19.81	$31.41	$31.09	$26.62
Number of accumulation units outstanding at end of period	849,406	630,545	528,960	407,663
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.14	$10.10
Value at end of period	$5.73	$10.14
Number of accumulation units outstanding at end of period	535,486	154,046
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.59	$11.14	$10.35
Value at end of period	$7.33	$12.59	$11.14
Number of accumulation units outstanding at end of period	1,636,457	472,387	104,438
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
Value at beginning of period	$24.49	$24.39	$20.40	$18.93
Value at end of period	$14.48	$24.49	$24.39	$20.40
Number of accumulation units outstanding at end of period	472,477	453,360	327,550	131,684
ING THORNBURG VALUE PORTFOLIO
(Fund first available during August 2006)
Value at beginning of period	$10.15	$9.65	$8.42
Value at end of period	$5.99	$10.15	$9.65
Number of accumulation units outstanding at end of period	10,922	18,689	35,051
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.20	$13.34	$11.90	$11.13
Value at end of period	$7.76	$13.20	$13.34	$11.90
Number of accumulation units outstanding at end of period	47,480	51,427	57,249	25,931
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.61	$11.45	$11.22	$9.94
Value at end of period	$6.76	$13.61	$11.45	$11.22
Number of accumulation units outstanding at end of period	474,811	98,974	104,733	67,658

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.29	$13.87	$12.21	$12.03
Value at end of period	$8.28	$13.29	$13.87	$12.21
Number of accumulation units outstanding at end of period	1,390,974	1,430,257	1,382,804	1,051,435
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.07	$11.92	$10.82	$10.15
Value at end of period	$9.05	$12.07	$11.92	$10.82
Number of accumulation units outstanding at end of period	939,388	492,315	369,075	245,919
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.83	$15.65	$13.15	$12.05
Value at end of period	$11.79	$16.83	$15.65	$13.15
Number of accumulation units outstanding at end of period	932,107	897,716	682,291	443,052
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.21
Value at end of period	$8.56
Number of accumulation units outstanding at end of period	26,113
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$29.89	$29.72	$26.13	$24.21
Value at end of period	$19.86	$29.89	$29.72	$26.13
Number of accumulation units outstanding at end of period	500,728	433,803	353,888	188,468
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$58.95	$73.09	$54.16	$47.29
Value at end of period	$35.53	$58.95	$73.09	$54.16
Number of accumulation units outstanding at end of period	412,439	431,099	502,995	303,357
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.95	$9.83
Value at end of period	$6.06	$9.95
Number of accumulation units outstanding at end of period	613,853	5,374
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$13.41	$12.65	$10.84
Value at end of period	$7.39	$13.41	$12.65
Number of accumulation units outstanding at end of period	105,936	138,879	141,989
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.36	$11.06	$9.87	$9.57
Value at end of period	$6.97	$11.36	$11.06	$9.87
Number of accumulation units outstanding at end of period	1,099,093	1,224,324	842,997	747,104
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$15.05	$14.58	$13.63	$12.54
Value at end of period	$9.19	$15.05	$14.58	$13.63
Number of accumulation units outstanding at end of period	721,208	897,365	843,068	636,374
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during November 2003)
Value at beginning of period	$14.59	$15.92	$14.30	$13.59
Value at end of period	$9.49	$14.59	$15.92	$14.30
Number of accumulation units outstanding at end of period	505,902	709,109	678,476	487,498

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$12.03	$11.61	$11.41	$11.31
Value at end of period	$10.78	$12.03	$11.61	$11.41
Number of accumulation units outstanding at end of period	5,718,407	4,189,988	2,311,169	464,500
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.33	$8.39	$7.95	$7.36
Value at end of period	$6.31	$10.33	$8.39	$7.95
Number of accumulation units outstanding at end of period	576,021	43,460	45,890	45,902
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.13
Value at end of period	$7.12
Number of accumulation units outstanding at end of period	317,965
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.48	$7.87	$7.15	$6.70
Value at end of period	$5.44	$8.48	$7.87	$7.15
Number of accumulation units outstanding at end of period	248,212	290,570	280,862	160,035
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$10.76	$11.39	$10.11
Value at end of period	$7.09	$10.76	$11.39
Number of accumulation units outstanding at end of period	57,124	86,340	107,314
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	2,551,491
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$9.89	$9.75	$8.74	$8.68
Value at end of period	$6.05	$9.89	$9.75	$8.74
Number of accumulation units outstanding at end of period	30,665	31,592	56,029	45,665
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.54	$11.16	$9.69	$9.14
Value at end of period	$6.88	$12.54	$11.16	$9.69
Number of accumulation units outstanding at end of period	76,510	85,574	102,368	97,624
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.41	$7.97	$7.38	$8.17
Value at end of period	$4.50	$7.41	$7.97	$7.38
Number of accumulation units outstanding at end of period	112,208	154,005	231,298	137,057

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	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.05%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.50	$13.90	$11.38	$11.76	$10.59	$8.40	$10.00
Value at end of period	$7.53	$13.50	$13.90	$11.38	$11.76	$10.59	$8.40
Number of accumulation units outstanding at end of period	4,902	5,004	7,014	21,425	23,924	17,964	3,612
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	323,318
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.08	$20.00	$17.10	$16.55	$13.79	$10.00
Value at end of period	$13.43	$19.08	$20.00	$17.10	$16.55	$13.79
Number of accumulation units outstanding at end of period	57,651	69,781	83,083	83,117	56,491	10,255
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.94	$13.00	$11.91	$10.23
Value at end of period	$8.39	$14.94	$13.00	$11.91
Number of accumulation units outstanding at end of period	490,869	398,509	277,069	139,672
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.97	$13.08	$11.13	$10.77	$9.88	$7.76	$9.56
Value at end of period	$7.27	$12.97	$13.08	$11.13	$10.77	$9.88	$7.76
Number of accumulation units outstanding at end of period	137,249	137,416	124,339	65,481	69,897	58,675	18,936
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$20.95	$19.30	$19.36	$18.50	$15.80	$9.66	$14.09	$16.13
Value at end of period	$11.00	$20.95	$19.30	$19.36	$18.50	$15.80	$9.66	$14.09
Number of accumulation units outstanding at end of period	52,337	88,645	76,356	59,301	96,774	81,203	30,975	13,857
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.00
Value at end of period	$7.16
Number of accumulation units outstanding at end of period	183,653
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.02
Value at end of period	$8.79
Number of accumulation units outstanding at end of period	102,772
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.69	$14.33	$13.34	$11.78	$10.75	$10.00
Value at end of period	$8.56	$15.69	$14.33	$13.34	$11.78	$10.75
Number of accumulation units outstanding at end of period	844,815	841,076	574,453	429,580	217,697	69,135
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.98	$13.66	$12.16	$11.79	$10.97	$10.00
Value at end of period	$8.46	$13.98	$13.66	$12.16	$11.79	$10.97
Number of accumulation units outstanding at end of period	599,067	561,697	401,154	262,054	178,794	34,592

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.64	$18.50	$15.96	$13.47	$11.59	$10.00
Value at end of period	$12.19	$21.64	$18.50	$15.96	$13.47	$11.59
Number of accumulation units outstanding at end of period	531,196	482,697	349,896	175,500	93,500	9,590
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.85	$12.37	$10.95	$10.54
Value at end of period	$7.40	$12.85	$12.37	$10.95
Number of accumulation units outstanding at end of period	170,277	211,608	109,994	28,826
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.47
Number of accumulation units outstanding at end of period	91,091
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during November 2004)
Value at beginning of period	$12.74	$12.18	$11.61	$10.74	$10.06
Value at end of period	$7.60	$12.74	$12.18	$11.61	$10.74
Number of accumulation units outstanding at end of period	54,485	63,056	27,467	33,895	817
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.05	$13.76	$12.07	$11.70	$10.71	$8.33	$10.00
Value at end of period	$8.90	$14.05	$13.76	$12.07	$11.70	$10.71	$8.33
Number of accumulation units outstanding at end of period	8,723	13,322	21,894	8,608	9,299	8,599	5,396
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.09	$10.01	$10.21
Value at end of period	$6.52	$10.09	$10.01
Number of accumulation units outstanding at end of period	151,226	180,046	71,510
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.27	$11.05	$10.24
Value at end of period	$6.71	$11.27	$11.05
Number of accumulation units outstanding at end of period	265,527	230,549	75,343
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.65	$11.90	$10.67	$9.86	$9.90
Value at end of period	$8.84	$12.65	$11.90	$10.67	$9.86
Number of accumulation units outstanding at end of period	125,433	77,980	82,852	72,870	15,723
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$12.02	$11.00	$10.63	$10.44	$9.42
Value at end of period	$8.53	$12.02	$11.00	$10.63	$10.44
Number of accumulation units outstanding at end of period	4,665	11,626	13,512	15,855	5,542
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$15.94	$14.21	$12.97	$11.32	$9.32	$7.12	$9.02	$9.47
Value at end of period	$9.50	$15.94	$14.21	$12.97	$11.32	$9.32	$7.12	$9.02
Number of accumulation units outstanding at end of period	321,960	229,273	206,596	185,056	102,101	98,923	78,294	30,405

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.38	$10.00
Value at end of period	$5.79	$10.38
Number of accumulation units outstanding at end of period	217,487	54,689
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.94	$10.88	$10.02
Value at end of period	$7.58	$10.94	$10.88
Number of accumulation units outstanding at end of period	386,324	317,202	227,567
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.83	$12.48
Value at end of period	$7.21	$11.83
Number of accumulation units outstanding at end of period	149,159	146,037
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.56	$10.06
Value at end of period	$6.02	$9.56
Number of accumulation units outstanding at end of period	1,485,683	1,133,382
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.32	$13.56	$11.30
Value at end of period	$7.09	$12.32	$13.56
Number of accumulation units outstanding at end of period	134,206	99,779	42,895
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$41.67	$31.93	$26.84	$19.90	$19.09	$12.80	$12.96	$15.25
Value at end of period	$24.08	$41.67	$31.93	$26.84	$19.90	$19.09	$12.80	$12.96
Number of accumulation units outstanding at end of period	182,793	159,699	87,178	65,990	31,070	17,930	23,532	8,523
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$14.92	$12.86	$10.80	$9.98	$8.73	$6.90	$8.40	$9.77
Value at end of period	$6.97	$14.92	$12.86	$10.80	$9.98	$8.73	$6.90	$8.40
Number of accumulation units outstanding at end of period	13,850	16,069	20,130	29,185	27,298	19,122	8,795	0
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.39
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	590
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$16.36	$13.81	$11.46	$10.12	$8.82	$5.99	$8.25	$8.97
Value at end of period	$8.17	$16.36	$13.81	$11.46	$10.12	$8.82	$5.99	$8.25
Number of accumulation units outstanding at end of period	372,412	381,899	60,128	29,670	20,183	18,885	13,630	7,008
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$23.83	$17.57	$13.21	$10.00	$8.67	$6.04	$6.90	$7.33
Value at end of period	$11.37	$23.83	$17.57	$13.21	$10.00	$8.67	$6.04	$6.90
Number of accumulation units outstanding at end of period	282,188	304,350	116,406	77,138	53,846	55,208	45,609	32,140

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2008)
Value at beginning of period	$9.19
Value at end of period	$6.88
Number of accumulation units outstanding at end of period	687
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.15	$14.70	$12.86	$13.63	$10.27	$7.81	$10.00
Value at end of period	$9.71	$14.15	$14.70	$12.86	$13.63	$10.27	$7.81
Number of accumulation units outstanding at end of period	74,502	106,544	84,781	60,814	35,215	38,873	5,346
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.06	$12.45	$10.59	$10.15
Value at end of period	$7.14	$12.06	$12.45	$10.59
Number of accumulation units outstanding at end of period	3,794	4,363	10,116	1,652
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$19.83	$17.38	$13.73	$12.15	$10.52	$8.19	$10.00
Value at end of period	$10.95	$19.83	$17.38	$13.73	$12.15	$10.52	$8.19
Number of accumulation units outstanding at end of period	295,023	344,294	172,160	94,734	88,475	14,401	1,613
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.05	$13.57	$12.60	$11.57	$10.79	$10.00
Value at end of period	$7.75	$13.05	$13.57	$12.60	$11.57	$10.79
Number of accumulation units outstanding at end of period	84,423	84,576	48,999	37,839	36,724	1,223
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$9.27	$10.07	$9.66	$9.30	$8.34	$6.95	$8.80	$9.64
Value at end of period	$4.05	$9.27	$10.07	$9.66	$9.30	$8.34	$6.95	$8.80
Number of accumulation units outstanding at end of period	219,642	238,288	228,955	217,373	148,342	149,704	132,024	41,232
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.83
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	217,148
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.85	$13.70	$11.84	$11.21	$9.68
Value at end of period	$7.90	$13.85	$13.70	$11.84	$11.21
Number of accumulation units outstanding at end of period	471,151	627,457	605,156	396,330	175,103
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.92
Value at end of period	$7.93
Number of accumulation units outstanding at end of period	130,115
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.36	$13.13	$11.61	$11.09	$10.12
Value at end of period	$8.29	$13.36	$13.13	$11.61	$11.09
Number of accumulation units outstanding at end of period	2,387,320	2,820,775	1,849,998	1,084,477	638,720

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.89	$12.57	$11.31	$10.92	$9.73
Value at end of period	$8.64	$12.89	$12.57	$11.31	$10.92
Number of accumulation units outstanding at end of period	2,132,116	1,909,242	1,255,337	640,972	284,127
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.49	$12.14	$11.12	$10.78	$9.80
Value at end of period	$9.05	$12.49	$12.14	$11.12	$10.78
Number of accumulation units outstanding at end of period	1,523,804	1,128,000	606,287	304,845	136,800
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$19.27	$18.60	$18.28	$18.37	$18.49	$18.36	$17.48	$16.81
Value at end of period	$18.83	$19.27	$18.60	$18.28	$18.37	$18.49	$18.36	$17.48
Number of accumulation units outstanding at end of period	14,035	17,224	19,811	24,229	49,032	87,178	115,925	33,099
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$14.94	$14.53	$14.18	$14.08	$14.24	$14.43	$14.53	$14.43
Value at end of period	$14.99	$14.94	$14.53	$14.18	$14.08	$14.24	$14.43	$14.53
Number of accumulation units outstanding at end of period	1,120,160	463,673	283,010	125,875	203,936	232,021	327,509	329,210
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$13.31	$13.05	$11.32	$10.96	$10.18	$7.92	$10.49	$11.48
Value at end of period	$8.27	$13.31	$13.05	$11.32	$10.96	$10.18	$7.92	$10.49
Number of accumulation units outstanding at end of period	19,253	26,887	37,666	15,465	29,523	46,270	88,534	50,349
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$17.66	$15.79	$15.37	$14.40	$13.07	$10.06	$14.58	$19.04
Value at end of period	$10.32	$17.66	$15.79	$15.37	$14.40	$13.07	$10.06	$14.58
Number of accumulation units outstanding at end of period	162,616	136,585	87,501	87,061	89,287	147,726	60,337	37,525
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.74	$15.02	$12.36	$10.06
Value at end of period	$8.77	$17.74	$15.02	$12.36
Number of accumulation units outstanding at end of period	128,107	118,913	68,546	66,405
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$25.52	$25.05	$22.85	$22.67	$20.83	$18.21	$19.59	$20.07
Value at end of period	$19.41	$25.52	$25.05	$22.85	$22.67	$20.83	$18.21	$19.59
Number of accumulation units outstanding at end of period	186,411	218,767	180,381	185,449	157,856	156,989	108,560	48,787
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.14	$14.54	$11.35	$10.14
Value at end of period	$11.07	$18.14	$14.54	$11.35
Number of accumulation units outstanding at end of period	290,679	262,628	86,476	47,517
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.06
Value at end of period	$5.32
Number of accumulation units outstanding at end of period	6,712

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$14.29	$13.72	$11.91	$11.07
Value at end of period	$8.33	$14.29	$13.72	$11.91
Number of accumulation units outstanding at end of period	67,533	91,883	32,223	5,238
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2001)
Value at beginning of period	$23.03	$22.55	$20.03	$19.34	$17.49	$14.33	$19.48	$23.19
Value at end of period	$13.83	$23.03	$22.55	$20.03	$19.34	$17.49	$14.33	$19.48
Number of accumulation units outstanding at end of period	32,487	35,915	33,861	33,155	42,134	51,558	52,294	25,925
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.33	$11.26	$9.93	$9.99
Value at end of period	$7.13	$11.33	$11.26	$9.93
Number of accumulation units outstanding at end of period	12,132	12,416	12,728	12,876
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$13.89	$13.01	$12.73	$12.68	$12.35	$12.03	$11.30	$10.92
Value at end of period	$14.17	$13.89	$13.01	$12.73	$12.68	$12.35	$12.03	$11.30
Number of accumulation units outstanding at end of period	1,210,354	627,091	206,933	259,236	164,762	151,480	134,070	45,492
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.84	$11.75	$11.01	$10.77	$10.00
Value at end of period	$8.98	$11.84	$11.75	$11.01	$10.77
Number of accumulation units outstanding at end of period	177,294	253,147	318,536	322,694	427,910
ING PIONEER FUND PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$12.87	$12.50	$10.93	$10.39
Value at end of period	$8.23	$12.87	$12.50	$10.93
Number of accumulation units outstanding at end of period	21,860	28,419	21,307	16,767
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.34	$11.94	$10.85	$10.15
Value at end of period	$8.08	$12.34	$11.94	$10.85
Number of accumulation units outstanding at end of period	217,087	319,519	215,137	179,199
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.21
Value at end of period	$8.13
Number of accumulation units outstanding at end of period	28,522
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.84
Value at end of period	$6.68
Number of accumulation units outstanding at end of period	2,830
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.37
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	3,205

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.23
Value at end of period	$6.94
Number of accumulation units outstanding at end of period	38,918
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$43.24	$42.29	$37.65	$35.68	$31.24	$25.46	$25.87	$25.75
Value at end of period	$30.70	$43.24	$42.29	$37.65	$35.68	$31.24	$25.46	$25.87
Number of accumulation units outstanding at end of period	454,095	433,598	308,194	262,758	204,649	163,215	122,476	43,670
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$30.81	$30.53	$26.17	$25.71	$22.84	$18.63	$21.91	$22.33
Value at end of period	$19.41	$30.81	$30.53	$26.17	$25.71	$22.84	$18.63	$21.91
Number of accumulation units outstanding at end of period	121,126	148,949	136,572	151,505	138,681	94,965	69,736	27,313
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.13	$10.07
Value at end of period	$5.72	$10.13
Number of accumulation units outstanding at end of period	39,545	16,504
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.57	$11.13	$9.73
Value at end of period	$7.31	$12.57	$11.13
Number of accumulation units outstanding at end of period	161,670	82,707	32,278
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$24.11	$24.04	$20.13	$18.70	$17.21	$12.89	$16.48	$19.28
Value at end of period	$14.25	$24.11	$24.04	$20.13	$18.70	$17.21	$12.89	$16.48
Number of accumulation units outstanding at end of period	77,144	102,194	98,928	48,023	114,945	64,806	44,003	24,750
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.33	$12.47	$11.13	$10.41
Value at end of period	$7.24	$12.33	$12.47	$11.13
Number of accumulation units outstanding at end of period	1,259	1,324	7,577	2,234
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.53	$11.39	$11.17	$9.92	$9.43	$7.79	$10.00
Value at end of period	$6.72	$13.53	$11.39	$11.17	$9.92	$9.43	$7.79
Number of accumulation units outstanding at end of period	49,412	7,990	5,648	18,714	6,373	5,115	0
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.22	$11.72	$10.33	$9.96
Value at end of period	$6.98	$11.22	$11.72	$10.33
Number of accumulation units outstanding at end of period	59,474	63,528	41,628	22,496
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$11.90	$10.81	$10.15
Value at end of period	$9.01	$12.04	$11.90	$10.81
Number of accumulation units outstanding at end of period	266,603	167,712	13,129	10,121

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.74	$15.58	$13.10	$12.02	$10.89	$8.81	$10.00
Value at end of period	$11.71	$16.74	$15.58	$13.10	$12.02	$10.89	$8.81
Number of accumulation units outstanding at end of period	114,515	122,978	130,858	77,449	31,252	14,218	5,968
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.39
Value at end of period	$8.55
Number of accumulation units outstanding at end of period	239
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$29.46	$29.32	$25.80	$23.93	$21.41	$17.09	$20.47	$21.76
Value at end of period	$19.56	$29.46	$29.32	$25.80	$23.93	$21.41	$17.09	$20.47
Number of accumulation units outstanding at end of period	66,848	74,257	97,133	75,828	57,509	52,462	40,928	20,784
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$57.82	$71.77	$53.23	$46.53	$34.48	$25.56	$26.04	$24.32
Value at end of period	$34.82	$57.82	$71.77	$53.23	$46.53	$34.48	$25.56	$26.04
Number of accumulation units outstanding at end of period	45,841	58,594	64,820	55,872	48,101	40,493	28,955	8,514
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.39
Value at end of period	$6.06
Number of accumulation units outstanding at end of period	187,908
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during April 2006)
Value at beginning of period	$13.38	$12.63	$11.64
Value at end of period	$7.37	$13.38	$12.63
Number of accumulation units outstanding at end of period	4,455	17,451	6,698
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.29	$11.00	$9.83	$9.54	$8.83	$10.00
Value at end of period	$6.92	$11.29	$11.00	$9.83	$9.54	$8.83
Number of accumulation units outstanding at end of period	81,286	87,286	76,121	59,562	48,195	9,730
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.42	$13.02	$12.18	$11.21	$10.01
Value at end of period	$8.18	$13.42	$13.02	$12.18	$11.21
Number of accumulation units outstanding at end of period	54,557	63,218	38,468	24,685	4,408
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$12.49	$13.64	$12.27	$11.67	$9.78
Value at end of period	$8.12	$12.49	$13.64	$12.27	$11.67
Number of accumulation units outstanding at end of period	55,912	54,983	42,509	23,752	3,364
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.97	$11.56	$11.37	$11.28	$11.01	$10.60	$10.00
Value at end of period	$10.71	$11.97	$11.56	$11.37	$11.28	$11.01	$10.60
Number of accumulation units outstanding at end of period	949,445	932,336	502,980	137,729	101,188	61,348	9,277

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.26	$8.35	$7.92	$7.34	$7.01
Value at end of period	$6.26	$10.26	$8.35	$7.92	$7.34
Number of accumulation units outstanding at end of period	89,281	19,960	19,447	18,986	18,065
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.39
Value at end of period	$7.12
Number of accumulation units outstanding at end of period	38,695
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.42	$7.83	$7.11	$6.67	$6.19	$4.57	$8.30	$10.01
Value at end of period	$5.40	$8.42	$7.83	$7.11	$6.67	$6.19	$4.57	$8.30
Number of accumulation units outstanding at end of period	38,815	39,357	51,563	48,883	62,583	66,684	54,433	21,418
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$10.73	$11.38	$10.76
Value at end of period	$7.07	$10.73	$11.38
Number of accumulation units outstanding at end of period	15,813	18,224	23,444
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.14
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	87,362
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$9.83	$9.69	$8.70	$8.65	$8.11	$6.59	$8.86	$10.00
Value at end of period	$6.00	$9.83	$9.69	$8.70	$8.65	$8.11	$6.59	$8.86
Number of accumulation units outstanding at end of period	1,006	1,980	106,304	162,383	216,954	75,931	29,583	5,613
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.46	$11.10	$9.64	$9.11	$8.13	$5.98	$8.23	$10.05
Value at end of period	$6.83	$12.46	$11.10	$9.64	$9.11	$8.13	$5.98	$8.23
Number of accumulation units outstanding at end of period	12,238	17,081	23,744	182,452	241,302	163,248	8,144	15,188
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.37	$7.94	$7.36	$8.16	$9.35	$10.00
Value at end of period	$4.48	$7.37	$7.94	$7.36	$8.16	$9.35
Number of accumulation units outstanding at end of period	13,970	31,263	36,645	36,061	69,112	4,760

	Separate Account Annual Charges of 2.10%

	2008	2007	2006	2005

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.46	$13.86	$11.36	$11.74
Value at end of period	$7.50	$13.46	$13.86	$11.36
Number of accumulation units outstanding at end of period	187,577	243,280	314,148	361,104

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	3,501,780
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$19.04	$19.96	$17.08	$16.54
Value at end of period	$13.39	$19.04	$19.96	$17.08
Number of accumulation units outstanding at end of period	1,052,464	1,373,389	1,664,797	1,937,118
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.92	$12.99	$11.91	$10.08
Value at end of period	$8.37	$14.92	$12.99	$11.91
Number of accumulation units outstanding at end of period	4,764,205	4,272,826	2,903,416	1,246,096
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.93	$13.04	$11.11	$10.75
Value at end of period	$7.24	$12.93	$13.04	$11.11
Number of accumulation units outstanding at end of period	1,720,702	2,241,214	2,133,205	1,696,648
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$20.83	$19.19	$19.27	$18.42
Value at end of period	$10.93	$20.83	$19.19	$19.27
Number of accumulation units outstanding at end of period	932,095	1,068,710	999,173	904,258
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.05
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	861,697
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$8.79
Number of accumulation units outstanding at end of period	1,672,932
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.65	$14.31	$13.33	$11.77
Value at end of period	$8.54	$15.65	$14.31	$13.33
Number of accumulation units outstanding at end of period	15,738,967	15,573,022	14,562,790	11,750,244
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.94	$13.63	$12.15	$11.78
Value at end of period	$8.44	$13.94	$13.63	$12.15
Number of accumulation units outstanding at end of period	11,513,722	11,977,582	11,193,788	9,007,689
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.59	$18.47	$15.94	$13.46
Value at end of period	$12.16	$21.59	$18.47	$15.94
Number of accumulation units outstanding at end of period	6,273,128	6,489,109	5,576,357	3,995,243

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.48
Value at end of period	$9.06
Number of accumulation units outstanding at end of period	37,708
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.83	$12.36	$10.95	$10.02
Value at end of period	$7.38	$12.83	$12.36	$10.95
Number of accumulation units outstanding at end of period	1,688,800	1,477,279	1,098,736	494,888
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.47
Number of accumulation units outstanding at end of period	1,051,869
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.70	$12.15	$11.59	$10.73
Value at end of period	$7.58	$12.70	$12.15	$11.59
Number of accumulation units outstanding at end of period	859,567	764,203	674,427	671,809
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.01	$13.73	$12.05	$11.69
Value at end of period	$8.87	$14.01	$13.73	$12.05
Number of accumulation units outstanding at end of period	285,576	371,738	478,617	246,343
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.09	$10.01	$10.05
Value at end of period	$6.51	$10.09	$10.01
Number of accumulation units outstanding at end of period	1,644,870	1,065,810	569,254
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.26	$11.04	$9.90	$10.06
Value at end of period	$6.70	$11.26	$11.04	$9.90
Number of accumulation units outstanding at end of period	1,649,555	1,255,005	735,762	12,016
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.63	$11.88	$10.66	$9.86
Value at end of period	$8.82	$12.63	$11.88	$10.66
Number of accumulation units outstanding at end of period	2,051,094	1,606,319	1,553,333	1,264,818
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.00	$10.98	$10.62	$10.44
Value at end of period	$8.51	$12.00	$10.98	$10.62
Number of accumulation units outstanding at end of period	98,477	62,575	71,638	51,145
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$15.88	$14.17	$12.93	$11.30
Value at end of period	$9.46	$15.88	$14.17	$12.93
Number of accumulation units outstanding at end of period	3,712,595	4,157,764	2,888,003	2,618,948

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during August 2007)
Value at beginning of period	$10.37	$10.00
Value at end of period	$5.78	$10.37
Number of accumulation units outstanding at end of period	749,221	1,263,274
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.93	$10.87	$10.00
Value at end of period	$7.57	$10.93	$10.87
Number of accumulation units outstanding at end of period	2,991,145	2,999,605	3,077,176
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during April 2007)
Value at beginning of period	$11.83	$12.42
Value at end of period	$7.21	$11.83
Number of accumulation units outstanding at end of period	1,025,971	1,062,144
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.56	$10.00
Value at end of period	$6.02	$9.56
Number of accumulation units outstanding at end of period	5,530,073	3,476,458
ING GLOBAL EQUITY OPTION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$7.76
Value at end of period	$7.83
Number of accumulation units outstanding at end of period	2,448
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.30	$13.56	$11.30
Value at end of period	$7.08	$12.30	$13.56
Number of accumulation units outstanding at end of period	1,387,896	1,326,783	701,115
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$41.27	$31.64	$26.61	$19.73
Value at end of period	$23.84	$41.27	$31.64	$26.61
Number of accumulation units outstanding at end of period	2,442,120	1,971,707	1,609,563	1,039,563
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$14.83	$12.79	$10.75	$9.93
Value at end of period	$6.92	$14.83	$12.79	$10.75
Number of accumulation units outstanding at end of period	217,264	271,481	396,566	448,484
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.27
Value at end of period	$6.03
Number of accumulation units outstanding at end of period	31,701
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$16.29	$13.77	$11.43	$10.10
Value at end of period	$8.14	$16.29	$13.77	$11.43
Number of accumulation units outstanding at end of period	3,366,537	3,690,993	854,960	324,542

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$23.71	$17.49	$13.15	$9.96
Value at end of period	$11.31	$23.71	$17.49	$13.15
Number of accumulation units outstanding at end of period	3,377,985	3,562,996	2,347,679	1,606,085
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.17
Value at end of period	$6.88
Number of accumulation units outstanding at end of period	180,150
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.11	$14.66	$12.84	$13.63
Value at end of period	$9.68	$14.11	$14.66	$12.84
Number of accumulation units outstanding at end of period	971,062	1,346,686	1,193,062	1,016,028
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.04	$12.44	$10.59	$10.13
Value at end of period	$7.13	$12.04	$12.44	$10.59
Number of accumulation units outstanding at end of period	111,454	128,682	156,724	34,440
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$19.77	$17.34	$13.71	$12.14
Value at end of period	$10.91	$19.77	$17.34	$13.71
Number of accumulation units outstanding at end of period	3,952,202	4,055,521	3,449,511	2,479,779
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.02	$13.55	$12.58	$11.56
Value at end of period	$7.73	$13.02	$13.55	$12.58
Number of accumulation units outstanding at end of period	1,098,884	1,265,064	1,304,607	1,312,979
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during October 2000)
Value at beginning of period	$9.24	$10.04	$9.63	$9.28
Value at end of period	$4.03	$9.24	$10.04	$9.63
Number of accumulation units outstanding at end of period	2,568,432	3,196,569	3,531,929	3,425,891
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.02
Value at end of period	$10.15
Number of accumulation units outstanding at end of period	1,631,655
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.25
Value at end of period	$8.00
Number of accumulation units outstanding at end of period	10,223
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.83	$13.68	$11.83	$11.21
Value at end of period	$7.88	$13.83	$13.68	$11.83
Number of accumulation units outstanding at end of period	14,380,244	14,410,488	12,688,090	8,301,501

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.53
Value at end of period	$7.93
Number of accumulation units outstanding at end of period	1,535,234
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.33	$13.11	$11.60	$11.09
Value at end of period	$8.27	$13.33	$13.11	$11.60
Number of accumulation units outstanding at end of period	30,971,387	30,062,817	23,287,531	13,856,057
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.86	$12.55	$11.30	$10.91
Value at end of period	$8.62	$12.86	$12.55	$11.30
Number of accumulation units outstanding at end of period	23,935,885	23,076,028	18,321,117	12,081,676
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.46	$12.13	$11.12	$10.78
Value at end of period	$9.03	$12.46	$12.13	$11.12
Number of accumulation units outstanding at end of period	12,622,114	10,379,874	7,999,873	4,264,527
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$19.08	$18.43	$18.13	$18.22
Value at end of period	$18.64	$19.08	$18.43	$18.13
Number of accumulation units outstanding at end of period	96,665	127,366	175,221	230,202
ING LIQUID ASSETS PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$14.80	$14.40	$14.05	$13.97
Value at end of period	$14.84	$14.80	$14.40	$14.05
Number of accumulation units outstanding at end of period	9,865,921	4,722,110	2,780,525	1,641,831
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.25	$13.00	$11.29	$10.93
Value at end of period	$8.23	$13.25	$13.00	$11.29
Number of accumulation units outstanding at end of period	362,355	450,818	590,287	447,334
ING MARSICO GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$17.56	$15.71	$15.29	$14.34
Value at end of period	$10.26	$17.56	$15.71	$15.29
Number of accumulation units outstanding at end of period	1,891,487	1,927,782	1,915,622	1,936,439
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.71	$15.01	$12.36	$10.16
Value at end of period	$8.75	$17.71	$15.01	$12.36
Number of accumulation units outstanding at end of period	1,483,984	1,343,574	1,009,791	786,192
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$25.35	$24.90	$22.72	$22.55
Value at end of period	$19.27	$25.35	$24.90	$22.72
Number of accumulation units outstanding at end of period	1,865,661	1,999,893	2,155,140	2,090,749

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.11	$14.53	$11.34	$10.05
Value at end of period	$11.05	$18.11	$14.53	$11.34
Number of accumulation units outstanding at end of period	3,547,635	2,991,519	2,182,716	1,287,256
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.06
Value at end of period	$5.32
Number of accumulation units outstanding at end of period	31,281
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.35
Value at end of period	$8.42
Number of accumulation units outstanding at end of period	14,649
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.27	$13.71	$11.91	$10.11
Value at end of period	$8.32	$14.27	$13.71	$11.91
Number of accumulation units outstanding at end of period	1,018,421	1,076,656	523,730	145,145
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during February 2000)
Value at beginning of period	$22.87	$22.41	$19.91	$19.24
Value at end of period	$13.73	$22.87	$22.41	$19.91
Number of accumulation units outstanding at end of period	391,294	429,086	447,543	402,886
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.32	$11.25	$9.93	$9.99
Value at end of period	$7.12	$11.32	$11.25	$9.93
Number of accumulation units outstanding at end of period	27,515	35,909	59,185	67,750
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$13.79	$12.93	$12.66	$12.62
Value at end of period	$14.07	$13.79	$12.93	$12.66
Number of accumulation units outstanding at end of period	9,592,661	4,063,712	2,338,464	2,092,826
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.82	$11.73	$11.00	$10.77
Value at end of period	$8.96	$11.82	$11.73	$11.00
Number of accumulation units outstanding at end of period	2,111,385	2,987,566	3,053,566	2,858,639
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.85	$12.49	$10.93	$10.29
Value at end of period	$8.21	$12.85	$12.49	$10.93
Number of accumulation units outstanding at end of period	356,416	434,966	502,967	434,680
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.32	$11.93	$10.84	$10.07
Value at end of period	$8.07	$12.32	$11.93	$10.84
Number of accumulation units outstanding at end of period	3,996,449	4,353,304	4,390,438	4,290,104

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.21
Value at end of period	$8.13
Number of accumulation units outstanding at end of period	5,803
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.12
Value at end of period	$6.68
Number of accumulation units outstanding at end of period	257,464
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.24
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	282,724
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.02
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	572,938
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$42.82	$41.90	$37.33	$35.39
Value at end of period	$30.39	$42.82	$41.90	$37.33
Number of accumulation units outstanding at end of period	3,963,914	4,273,456	4,218,851	3,689,659
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$30.52	$30.25	$25.94	$25.50
Value at end of period	$19.21	$30.52	$30.25	$25.94
Number of accumulation units outstanding at end of period	1,638,714	1,801,226	1,889,644	1,954,975
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.12	$10.10
Value at end of period	$5.71	$10.12
Number of accumulation units outstanding at end of period	245,895	159,631
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.55	$11.13	$10.17
Value at end of period	$7.30	$12.55	$11.13
Number of accumulation units outstanding at end of period	2,050,459	663,536	172,518
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$23.93	$23.87	$19.99	$18.58
Value at end of period	$14.13	$23.93	$23.87	$19.99
Number of accumulation units outstanding at end of period	994,246	1,099,394	974,425	780,724
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.31	$12.46	$11.13	$10.01
Value at end of period	$7.23	$12.31	$12.46	$11.13
Number of accumulation units outstanding at end of period	56,718	71,145	126,031	45,133

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.49	$11.36	$11.15	$9.90
Value at end of period	$6.70	$13.49	$11.36	$11.15
Number of accumulation units outstanding at end of period	1,044,646	347,131	402,011	332,795
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.31	$12.87	$11.35	$11.20
Value at end of period	$7.66	$12.31	$12.87	$11.35
Number of accumulation units outstanding at end of period	958,698	992,532	892,091	725,244
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.02	$11.89	$10.81	$10.15
Value at end of period	$9.00	$12.02	$11.89	$10.81
Number of accumulation units outstanding at end of period	986,332	537,221	432,531	239,827
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.69	$15.54	$13.08	$12.00
Value at end of period	$11.67	$16.69	$15.54	$13.08
Number of accumulation units outstanding at end of period	1,599,531	1,881,748	2,062,203	1,601,079
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$9.21
Value at end of period	$8.55
Number of accumulation units outstanding at end of period	8,203
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during February 2000)
Value at beginning of period	$29.24	$29.12	$25.64	$23.79
Value at end of period	$19.40	$29.24	$29.12	$25.64
Number of accumulation units outstanding at end of period	795,559	843,024	985,694	953,341
ING VAN KAMPEN REAL ESTATE PORTFOLIO
Value at beginning of period	$57.26	$71.11	$52.77	$46.15
Value at end of period	$34.47	$57.26	$71.11	$52.77
Number of accumulation units outstanding at end of period	665,552	869,365	1,099,471	891,145
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.94	$9.83
Value at end of period	$6.05	$9.94
Number of accumulation units outstanding at end of period	2,481,381	9,804
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
Value at beginning of period	$13.37	$12.63	$10.32	$10.31
Value at end of period	$7.35	$13.37	$12.63	$10.32
Number of accumulation units outstanding at end of period	141,577	178,024	170,070	9,706
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.25	$10.97	$9.80	$9.52
Value at end of period	$6.89	$11.25	$10.97	$9.80
Number of accumulation units outstanding at end of period	1,195,225	1,503,495	1,722,487	1,457,388
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.39	$13.00	$12.17	$11.21
Value at end of period	$8.16	$13.39	$13.00	$12.17
Number of accumulation units outstanding at end of period	1,227,732	1,541,727	1,567,111	1,340,319

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.47	$13.62	$12.26	$11.66
Value at end of period	$8.10	$12.47	$13.62	$12.26
Number of accumulation units outstanding at end of period	988,868	1,270,064	1,370,199	1,166,092
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.93	$11.53	$11.35	$11.26
Value at end of period	$10.67	$11.93	$11.53	$11.35
Number of accumulation units outstanding at end of period	5,918,590	5,811,926	4,031,996	1,271,536
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.22	$8.32	$7.90	$7.32
Value at end of period	$6.23	$10.22	$8.32	$7.90
Number of accumulation units outstanding at end of period	1,518,337	154,686	196,650	235,557
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.18
Value at end of period	$7.11
Number of accumulation units outstanding at end of period	456,278
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.39	$7.81	$7.10	$6.66
Value at end of period	$5.37	$8.39	$7.81	$7.10
Number of accumulation units outstanding at end of period	675,839	855,490	1,086,586	1,049,459
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.72	$11.37	$9.71	$9.74
Value at end of period	$7.06	$10.72	$11.37	$9.71
Number of accumulation units outstanding at end of period	80,135	114,045	221,827	483
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.95
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	1,266,237
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$9.79	$9.66	$8.68	$8.63
Value at end of period	$5.98	$9.79	$9.66	$8.68
Number of accumulation units outstanding at end of period	130,328	164,132	243,580	226,832
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.41	$11.07	$9.62	$9.09
Value at end of period	$6.80	$12.41	$11.07	$9.62
Number of accumulation units outstanding at end of period	125,339	169,030	227,041	257,431
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.36	$7.93	$7.35	$8.15
Value at end of period	$4.47	$7.36	$7.93	$7.35
Number of accumulation units outstanding at end of period	173,125	221,809	442,998	452,259

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	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.15%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.42	$13.83	$11.34	$11.73	$10.57	$8.40	$10.00
Value at end of period	$7.48	$13.42	$13.83	$11.34	$11.73	$10.57	$8.40
Number of accumulation units outstanding at end of period	1,547	1,649	4,887	7,022	4,024	113,886	17,360
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.13
Value at end of period	$7.95
Number of accumulation units outstanding at end of period	6,639
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$18.99	$19.92	$17.06	$16.53	$13.78	$10.00
Value at end of period	$13.35	$18.99	$19.92	$17.06	$16.53	$13.78
Number of accumulation units outstanding at end of period	13,136	17,150	22,149	25,625	22,984	12,195
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.90	$12.98	$11.91	$10.63
Value at end of period	$8.35	$14.90	$12.98	$11.91
Number of accumulation units outstanding at end of period	15,967	38,043	26,271	21,331
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.89	$13.01	$11.08	$10.73	$9.86	$7.75	$9.56
Value at end of period	$7.21	$12.89	$13.01	$11.08	$10.73	$9.86	$7.75
Number of accumulation units outstanding at end of period	33,114	42,809	61,254	106,701	112,420	105,157	46,318
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$20.70	$19.09	$19.17	$18.33	$15.67	$9.59	$14.01	$16.04
Value at end of period	$10.86	$20.70	$19.09	$19.17	$18.33	$15.67	$9.59	$14.01
Number of accumulation units outstanding at end of period	16,324	22,545	38,017	57,444	70,237	88,834	58,703	45,184
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.77
Value at end of period	$8.79
Number of accumulation units outstanding at end of period	5,400
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.62	$14.28	$13.31	$11.76	$10.74	$10.00
Value at end of period	$8.51	$15.62	$14.28	$13.31	$11.76	$10.74
Number of accumulation units outstanding at end of period	53,752	65,892	88,707	129,595	109,318	10,783
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.91	$13.61	$12.13	$11.78	$10.96	$10.00
Value at end of period	$8.41	$13.91	$13.61	$12.13	$11.78	$10.96
Number of accumulation units outstanding at end of period	26,482	22,514	27,701	28,058	16,429	5,853
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.54	$18.44	$15.92	$13.45	$11.59	$10.00
Value at end of period	$12.13	$21.54	$18.44	$15.92	$13.45	$11.59
Number of accumulation units outstanding at end of period	25,978	36,576	41,623	33,188	19,375	579

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.82	$12.35	$10.95	$11.28
Value at end of period	$7.37	$12.82	$12.35	$10.95
Number of accumulation units outstanding at end of period	6,340	5,124	5,097	673
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.47
Number of accumulation units outstanding at end of period	65,058
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.66	$12.12	$11.57	$10.72	$9.86	$7.93	$10.00
Value at end of period	$7.55	$12.66	$12.12	$11.57	$10.72	$9.86	$7.93
Number of accumulation units outstanding at end of period	25,077	41,507	82,932	123,003	1,929	1,932	297
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.97	$13.69	$12.03	$11.67	$10.69	$8.33	$10.00
Value at end of period	$8.84	$13.97	$13.69	$12.03	$11.67	$10.69	$8.33
Number of accumulation units outstanding at end of period	10,822	24,319	64,864	118,192	124,385	116,975	20,649
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.08	$10.00	$10.05
Value at end of period	$6.50	$10.08	$10.00
Number of accumulation units outstanding at end of period	8,090	5,868	2,403
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during February 2006)
Value at beginning of period	$11.25	$11.03	$10.09
Value at end of period	$6.69	$11.25	$11.03
Number of accumulation units outstanding at end of period	10,275	5,961	16,224
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.60	$11.87	$10.65	$9.85	$9.95
Value at end of period	$8.80	$12.60	$11.87	$10.65	$9.85
Number of accumulation units outstanding at end of period	68,415	45,861	55,669	52,730	11,064
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$15.82	$14.12	$12.90	$11.27	$9.28	$7.12	$9.01	$9.46
Value at end of period	$9.42	$15.82	$14.12	$12.90	$11.27	$9.28	$7.11	$9.01
Number of accumulation units outstanding at end of period	154,404	193,993	168,325	173,163	101,131	119,998	74,631	17,789
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.37	$10.73
Value at end of period	$5.78	$10.37
Number of accumulation units outstanding at end of period	3,294	1,373
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during July 2006)
Value at beginning of period	$10.92	$10.87	$10.07
Value at end of period	$7.56	$10.92	$10.87
Number of accumulation units outstanding at end of period	41,709	16,154	7,185

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.83	$12.68
Value at end of period	$7.20	$11.83
Number of accumulation units outstanding at end of period	2,927	4,175
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.56	$10.12
Value at end of period	$6.01	$9.56
Number of accumulation units outstanding at end of period	376	376
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$12.29	$13.55	$10.58
Value at end of period	$7.07	$12.29	$13.55
Number of accumulation units outstanding at end of period	3,033	3,297	4,971
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$40.87	$31.35	$26.38	$19.57	$18.80	$12.62	$12.79	$15.06
Value at end of period	$23.59	$40.87	$31.35	$26.38	$19.57	$18.80	$12.62	$12.79
Number of accumulation units outstanding at end of period	30,723	38,971	36,352	28,307	18,255	18,382	11,015	6,076
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$14.74	$12.72	$10.69	$9.89	$8.66	$6.85	$8.35	$9.72
Value at end of period	$6.88	$14.74	$12.72	$10.69	$9.89	$8.66	$6.85	$8.35
Number of accumulation units outstanding at end of period	19,330	23,789	25,798	48,115	47,462	53,716	28,442	0
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$16.23	$13.73	$11.40	$10.08	$8.79	$5.97	$8.24	$8.97
Value at end of period	$8.10	$16.23	$13.73	$11.40	$10.08	$8.79	$5.97	$8.24
Number of accumulation units outstanding at end of period	126,818	139,209	67,400	62,177	52,500	35,657	7,583	5,305
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$23.59	$17.41	$13.10	$9.93	$8.62	$6.01	$6.87	$7.30
Value at end of period	$11.25	$23.59	$17.41	$13.10	$9.93	$8.62	$6.01	$6.87
Number of accumulation units outstanding at end of period	47,876	57,011	58,067	50,978	33,906	22,800	14,127	9,241
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$14.07	$14.63	$12.82	$13.63	$10.25	$7.81	$10.00
Value at end of period	$9.64	$14.07	$14.63	$12.82	$13.63	$10.25	$7.81
Number of accumulation units outstanding at end of period	20,513	25,836	27,265	32,716	88,751	24,074	47
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.02	$12.43	$11.18
Value at end of period	$7.12	$12.02	$12.43
Number of accumulation units outstanding at end of period	201	202	3,259
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$19.71	$17.30	$13.68	$12.12	$10.50	$8.18	$10.00
Value at end of period	$10.87	$19.71	$17.30	$13.68	$12.12	$10.50	$8.18
Number of accumulation units outstanding at end of period	94,012	99,566	73,699	57,747	25,477	20,181	4,137

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.99	$13.53	$12.57	$11.55	$10.79	$10.00
Value at end of period	$7.71	$12.99	$13.53	$12.57	$11.55	$10.79
Number of accumulation units outstanding at end of period	2,944	2,937	6,536	7,960	9,694	5,179
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$9.20	$10.01	$9.60	$9.26	$8.31	$6.93	$8.79	$9.64
Value at end of period	$4.01	$9.20	$10.01	$9.60	$9.26	$8.31	$6.93	$8.79
Number of accumulation units outstanding at end of period	77,627	86,717	114,437	138,702	158,166	159,409	103,609	26,573
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.78
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	9,633
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$13.80	$13.66	$11.82	$11.20	$9.67
Value at end of period	$7.86	$13.80	$13.66	$11.82	$11.20
Number of accumulation units outstanding at end of period	27,560	20,573	22,190	3,770	1,879
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.36
Value at end of period	$7.93
Number of accumulation units outstanding at end of period	18,591
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during August 2004)
Value at beginning of period	$13.31	$13.09	$11.59	$11.09	$9.74
Value at end of period	$8.25	$13.31	$13.09	$11.59	$11.09
Number of accumulation units outstanding at end of period	53,961	27,045	29,510	16,332	7,866
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$12.84	$12.54	$11.29	$10.91	$9.84
Value at end of period	$8.60	$12.84	$12.54	$11.29	$10.91
Number of accumulation units outstanding at end of period	64,391	60,610	52,849	53,418	8,005
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.44	$12.11	$11.11	$10.77	$10.00
Value at end of period	$9.01	$12.44	$12.11	$11.11	$10.77
Number of accumulation units outstanding at end of period	35,148	58,173	84,219	75,094	7,997
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$18.90	$18.26	$17.97	$18.07	$18.21	$18.10	$17.25	$16.60
Value at end of period	$18.45	$18.90	$18.26	$17.97	$18.07	$18.21	$18.10	$17.25
Number of accumulation units outstanding at end of period	9,965	11,228	14,226	20,811	32,649	130,050	102,238	14,995
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$14.65	$14.27	$13.93	$13.85	$14.03	$14.23	$14.34	$14.25
Value at end of period	$14.69	$14.65	$14.27	$13.93	$13.85	$14.03	$14.23	$14.34
Number of accumulation units outstanding at end of period	75,114	71,103	63,765	57,078	92,227	127,143	102,402	131,130

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$13.20	$12.95	$11.26	$10.90	$10.14	$7.89	$10.47	$11.46
Value at end of period	$8.19	$13.20	$12.95	$11.26	$10.90	$10.14	$7.89	$10.47
Number of accumulation units outstanding at end of period	23,421	27,170	33,279	32,634	43,667	46,480	33,194	16,003
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$17.45	$15.62	$15.21	$14.28	$12.97	$9.99	$14.49	$18.95
Value at end of period	$10.19	$17.45	$15.62	$15.21	$14.28	$12.97	$9.99	$14.49
Number of accumulation units outstanding at end of period	54,983	62,784	115,588	148,720	90,447	106,576	62,460	50,456
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$17.69	$14.99	$12.35	$11.18
Value at end of period	$8.74	$17.69	$14.99	$12.35
Number of accumulation units outstanding at end of period	12,576	33,890	26,475	38,175
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$25.18	$24.74	$22.59	$22.43	$20.63	$18.06	$19.45	$19.93
Value at end of period	$19.13	$25.18	$24.74	$22.59	$22.43	$20.63	$18.06	$19.45
Number of accumulation units outstanding at end of period	88,490	101,603	130,057	165,427	181,189	244,840	123,964	62,233
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.09	$14.51	$11.34	$10.09
Value at end of period	$11.03	$18.09	$14.51	$11.34
Number of accumulation units outstanding at end of period	64,483	62,811	42,250	32,026
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$14.25	$13.70	$11.90	$11.48
Value at end of period	$8.30	$14.25	$13.70	$11.90
Number of accumulation units outstanding at end of period	17,892	25,698	24,053	1,156
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2001)
Value at beginning of period	$22.72	$22.27	$19.80	$19.14	$17.32	$14.21	$19.33	$23.03
Value at end of period	$13.63	$22.72	$22.27	$19.80	$19.14	$17.32	$14.21	$19.33
Number of accumulation units outstanding at end of period	17,301	23,835	32,487	33,291	50,070	60,270	58,224	35,638
ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$11.31	$11.25	$9.93	$9.99
Value at end of period	$7.10	$11.31	$11.25	$9.93
Number of accumulation units outstanding at end of period	4,868	6,914	7,886	8,160
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$13.70	$12.85	$12.58	$12.55	$12.23	$11.93	$11.22	$10.84
Value at end of period	$13.97	$13.70	$12.85	$12.58	$12.55	$12.23	$11.93	$11.22
Number of accumulation units outstanding at end of period	248,204	224,426	251,871	285,760	320,812	276,508	299,610	75,861
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.79	$11.72	$10.99	$10.77	$10.00
Value at end of period	$8.94	$11.79	$11.72	$10.99	$10.77
Number of accumulation units outstanding at end of period	46,052	79,634	97,086	126,705	155,169

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING PIONEER FUND PORTFOLIO
(Fund first available during September 2005)
Value at beginning of period	$12.83	$12.48	$10.92	$10.79
Value at end of period	$8.20	$12.83	$12.48	$10.92
Number of accumulation units outstanding at end of period	10,136	10,010	9,856	15,463
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.30	$11.92	$10.84	$10.07
Value at end of period	$8.05	$12.30	$11.92	$10.84
Number of accumulation units outstanding at end of period	80,413	78,144	107,415	129,724
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.78
Value at end of period	$6.10
Number of accumulation units outstanding at end of period	2,616
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$9.82
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	17,040
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$42.41	$41.52	$37.01	$35.10	$30.76	$25.10	$25.53	$25.43
Value at end of period	$30.08	$42.41	$41.52	$37.01	$35.10	$30.76	$25.10	$25.53
Number of accumulation units outstanding at end of period	124,366	142,138	208,096	261,951	283,302	261,019	164,221	43,006
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$30.22	$29.97	$25.72	$25.29	$22.50	$18.37	$21.62	$22.05
Value at end of period	$19.02	$30.22	$29.97	$25.72	$25.29	$22.50	$18.37	$21.62
Number of accumulation units outstanding at end of period	58,828	70,476	107,520	122,896	133,585	138,973	90,035	25,078
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.58
Value at end of period	$5.71
Number of accumulation units outstanding at end of period	923
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.54	$11.13	$10.09
Value at end of period	$7.29	$12.54	$11.13
Number of accumulation units outstanding at end of period	3,438	4,278	2,424
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$23.74	$23.69	$19.86	$18.47	$17.01	$12.75	$16.33	$19.11
Value at end of period	$14.01	$23.74	$23.69	$19.86	$18.47	$17.01	$12.75	$16.33
Number of accumulation units outstanding at end of period	24,519	27,970	34,403	45,620	75,446	83,078	59,805	32,608
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.45	$11.34	$11.13	$9.89	$9.42	$7.78	$10.00
Value at end of period	$6.67	$13.45	$11.34	$11.13	$9.89	$9.42	$7.78
Number of accumulation units outstanding at end of period	24,654	6,077	9,535	9,732	10,763	11,021	0

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$6.78
Value at end of period	$7.10
Number of accumulation units outstanding at end of period	534
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.56
Value at end of period	$8.98
Number of accumulation units outstanding at end of period	12,393
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.64	$15.50	$13.06	$11.99	$10.87	$8.80	$10.00
Value at end of period	$11.63	$16.64	$15.50	$13.06	$11.99	$10.87	$8.80
Number of accumulation units outstanding at end of period	12,991	21,621	19,534	19,227	19,859	18,945	1,758
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$29.03	$28.92	$25.48	$23.66	$21.19	$16.93	$20.30	$21.59
Value at end of period	$19.25	$29.03	$28.92	$25.48	$23.66	$21.19	$16.93	$20.30
Number of accumulation units outstanding at end of period	31,033	39,974	63,914	93,480	100,435	93,569	38,925	13,112
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$56.71	$70.46	$52.32	$45.78	$33.96	$25.20	$25.70	$24.02
Value at end of period	$34.12	$56.71	$70.46	$52.32	$45.78	$33.96	$25.20	$25.70
Number of accumulation units outstanding at end of period	18,568	23,115	32,250	41,610	38,457	34,934	17,947	6,621
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$8.38
Value at end of period	$6.05
Number of accumulation units outstanding at end of period	155,868
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2006)
Value at beginning of period	$13.35	$12.62	$12.64
Value at end of period	$7.34	$13.35	$12.62
Number of accumulation units outstanding at end of period	0	196	198
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.21	$10.94	$9.78	$9.51	$8.81	$10.00
Value at end of period	$6.87	$11.21	$10.94	$9.78	$9.51	$8.81
Number of accumulation units outstanding at end of period	20,075	28,351	32,580	39,673	37,817	27,484
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.37	$12.98	$12.16	$11.21	$10.03
Value at end of period	$8.14	$13.37	$12.98	$12.16	$11.21
Number of accumulation units outstanding at end of period	1,115	1,254	2,323	6,524	873
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during July 2004)
Value at beginning of period	$12.45	$13.60	$12.25	$11.66	$10.31
Value at end of period	$8.08	$12.45	$13.60	$12.25	$11.66
Number of accumulation units outstanding at end of period	3,916	5,212	8,125	12,918	1,503

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.90	$11.50	$11.33	$11.24	$10.99	$10.59	$10.00
Value at end of period	$10.63	$11.90	$11.50	$11.33	$11.24	$10.99	$10.59
Number of accumulation units outstanding at end of period	110,251	147,880	180,773	134,888	67,181	0	0
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.19	$8.30	$7.88	$7.31	$6.99
Value at end of period	$6.21	$10.19	$8.30	$7.88	$7.31
Number of accumulation units outstanding at end of period	38,988	3,670	6,592	14,331	14,444
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.79
Value at end of period	$7.11
Number of accumulation units outstanding at end of period	77
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.36	$7.78	$7.08	$6.65	$6.18	$4.56	$8.29	$10.01
Value at end of period	$5.35	$8.36	$7.78	$7.08	$6.65	$6.18	$4.56	$8.29
Number of accumulation units outstanding at end of period	24,092	41,088	45,486	48,404	49,838	55,730	46,046	6,290
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during March 2006)
Value at beginning of period	$10.71	$11.36	$10.40
Value at end of period	$7.05	$10.71	$11.36
Number of accumulation units outstanding at end of period	77	77	77
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.79
Value at end of period	$6.03
Number of accumulation units outstanding at end of period	2,276
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$9.76	$9.63	$8.66	$8.61	$8.09	$6.58	$8.85	$10.00
Value at end of period	$5.95	$9.76	$9.63	$8.66	$8.61	$8.09	$6.58	$8.85
Number of accumulation units outstanding at end of period	17,847	18,945	21,875	39,894	43,358	46,761	32,743	900
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.37	$11.03	$9.60	$9.07	$8.11	$5.97	$8.22	$10.05
Value at end of period	$6.78	$12.37	$11.03	$9.60	$9.07	$8.11	$5.97	$8.22
Number of accumulation units outstanding at end of period	1,004	1,094	1,495	2,297	7,322	7,179	1,104	7,153
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.34	$7.91	$7.34	$8.15	$9.34	$10.00
Value at end of period	$4.45	$7.34	$7.91	$7.34	$8.15	$9.34
Number of accumulation units outstanding at end of period	2,582	2,799	16,097	11,495	9,738	4,883

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	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.25%

	2008	2007	2006	2005	2004	2003	2002	2001

AIM V.I. LEISURE FUND
(Fund first available during May 2002)
Value at beginning of period	$13.34	$13.76	$11.30	$11.70	$10.55	$8.39	$10.00
Value at end of period	$7.43	$13.34	$13.76	$11.30	$11.70	$10.55	$8.39
Number of accumulation units outstanding at end of period	45,659	54,476	57,191	53,074	61,071	18,403	7,579
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.08
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	122,021
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during November 2003)
Value at beginning of period	$18.90	$19.85	$17.01	$16.50	$13.77	$10.00
Value at end of period	$13.27	$18.90	$19.85	$17.01	$16.50	$13.77
Number of accumulation units outstanding at end of period	64,511	88,194	143,417	162,865	171,199	48,951
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$15.31	$13.35	$12.26	$10.75
Value at end of period	$8.57	$15.31	$13.35	$12.26
Number of accumulation units outstanding at end of period	146,258	207,534	167,756	160,154
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.80	$12.94	$11.03	$10.69	$9.83	$7.74	$9.55
Value at end of period	$7.16	$12.80	$12.94	$11.03	$10.69	$9.83	$7.74
Number of accumulation units outstanding at end of period	127,693	203,057	249,780	302,405	295,104	90,841	7,498
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$20.46	$18.88	$18.98	$18.17	$15.55	$9.52	$13.93	$15.96
Value at end of period	$10.71	$20.46	$18.88	$18.98	$18.17	$15.55	$9.52	$13.93
Number of accumulation units outstanding at end of period	66,753	85,237	108,795	138,047	197,736	161,397	67,393	35,302
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.01
Value at end of period	$7.15
Number of accumulation units outstanding at end of period	3,550
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.87
Value at end of period	$8.78
Number of accumulation units outstanding at end of period	20,375
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$15.55	$14.23	$13.28	$11.75	$10.74	$10.00
Value at end of period	$8.47	$15.55	$14.23	$13.28	$11.75	$10.74
Number of accumulation units outstanding at end of period	640,582	763,218	915,492	1,003,518	884,348	193,356
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$13.85	$13.56	$12.11	$11.76	$10.96	$10.00
Value at end of period	$8.37	$13.85	$13.56	$12.11	$11.76	$10.96
Number of accumulation units outstanding at end of period	512,263	699,866	780,265	845,511	814,463	148,093

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$21.44	$18.37	$15.88	$13.43	$11.58	$10.00
Value at end of period	$12.06	$21.44	$18.37	$15.88	$13.43	$11.58
Number of accumulation units outstanding at end of period	272,967	392,274	452,095	354,277	258,319	35,476
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.78	$12.32	$10.94	$10.31
Value at end of period	$7.34	$12.78	$12.32	$10.94
Number of accumulation units outstanding at end of period	41,401	59,702	26,530	21,319
ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.46
Number of accumulation units outstanding at end of period	71,494
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$12.59	$12.07	$11.52	$10.69	$9.84	$7.93	$10.00
Value at end of period	$7.50	$12.59	$12.07	$11.52	$10.69	$9.84
Number of accumulation units outstanding at end of period	55,175	71,247	96,351	117,669	18,254	11,989	0
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.89	$13.63	$11.98	$11.64	$10.68	$8.32	$10.00
Value at end of period	$8.78	$13.89	$13.63	$11.98	$11.64	$10.68	$8.32
Number of accumulation units outstanding at end of period	53,660	71,980	82,804	105,368	105,343	48,504	8,470
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.06	$10.00	$10.12
Value at end of period	$6.48	$10.06	$10.00
Number of accumulation units outstanding at end of period	28,280	21,531	25,627
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.22	$11.02	$10.09
Value at end of period	$6.67	$11.22	$11.02
Number of accumulation units outstanding at end of period	43,541	62,501	46,446
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.56	$11.84	$10.63	$9.85	$9.95
Value at end of period	$8.75	$12.56	$11.84	$10.63	$9.85
Number of accumulation units outstanding at end of period	69,340	68,808	96,220	110,965	27,062
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during June 2004)
Value at beginning of period	$11.93	$10.94	$10.60	$10.42	$9.88
Value at end of period	$8.45	$11.93	$10.94	$10.60	$10.42
Number of accumulation units outstanding at end of period	3,231	3,768	4,142	2,597	2,371
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$15.71	$14.03	$12.83	$11.22	$9.25	$7.09	$8.99	$9.46
Value at end of period	$9.34	$15.71	$14.03	$12.83	$11.22	$9.25	$7.09	$8.99
Number of accumulation units outstanding at end of period	372,335	393,393	277,950	314,053	242,987	221,767	181,302	78,758

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.37	$10.46
Value at end of period	$5.77	$10.37
Number of accumulation units outstanding at end of period	11,534	8,189
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during June 2006)
Value at beginning of period	$10.90	$10.86	$9.92
Value at end of period	$7.54	$10.90	$10.86
Number of accumulation units outstanding at end of period	105,990	148,077	112,383
ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.82	$12.60
Value at end of period	$7.19	$11.82
Number of accumulation units outstanding at end of period	40,021	38,202
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during June 2007)
Value at beginning of period	$9.55	$10.11
Value at end of period	$6.00	$9.55
Number of accumulation units outstanding at end of period	21,180	61,986
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.27	$13.54	$11.42
Value at end of period	$7.05	$12.27	$13.54
Number of accumulation units outstanding at end of period	100,244	74,866	32,151
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$40.09	$30.78	$25.93	$19.26	$18.51	$12.44	$12.63	$14.88
Value at end of period	$23.12	$40.09	$30.78	$25.93	$19.26	$18.51	$12.44	$12.63
Number of accumulation units outstanding at end of period	91,839	101,513	99,891	126,560	94,134	61,074	23,773	9,098
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
(Fund first available during December 2001)
Value at beginning of period	$14.57	$12.58	$10.59	$9.80	$8.59	$6.80	$8.30	$9.67
Value at end of period	$6.79	$14.57	$12.58	$10.59	$9.80	$8.59	$6.80	$8.30
Number of accumulation units outstanding at end of period	32,365	39,023	52,165	68,301	146,274	58,270	28,307	0
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during September 2008)
Value at beginning of period	$7.81
Value at end of period	$6.03
Number of accumulation units outstanding at end of period	2,086
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$16.11	$13.64	$11.34	$10.03	$8.76	$5.96	$8.23	$8.96
Value at end of period	$8.04	$16.11	$13.64	$11.34	$10.03	$8.76	$5.96	$8.23
Number of accumulation units outstanding at end of period	400,657	385,067	41,525	50,308	83,138	63,791	19,023	5,941
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$23.35	$17.25	$13.00	$9.86	$8.57	$5.98	$6.85	$7.28
Value at end of period	$11.12	$23.35	$17.25	$13.00	$9.86	$8.57	$5.98	$6.85
Number of accumulation units outstanding at end of period	174,025	244,587	197,733	146,546	99,626	58,908	39,283	28,075

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Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.99	$14.56	$12.77	$13.63	$10.23	$7.80	$10.00
Value at end of period	$9.58	$13.99	$14.56	$12.77	$13.63	$10.23	$7.80
Number of accumulation units outstanding at end of period	70,848	113,397	129,949	150,463	171,395	80,744	8,559
ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.99	$12.41	$10.58	$10.37
Value at end of period	$7.09	$11.99	$12.41	$10.58
Number of accumulation units outstanding at end of period	912	12,894	26,863	18,482
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$19.60	$17.22	$13.63	$12.09	$10.49	$8.18	$10.00
Value at end of period	$10.80	$19.60	$17.22	$13.63	$12.09	$10.49	$8.18
Number of accumulation units outstanding at end of period	228,733	294,412	325,583	284,151	277,456	59,011	3,184
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during September 2003)
Value at beginning of period	$12.93	$13.48	$12.54	$11.54	$10.78	$10.00
Value at end of period	$7.67	$12.93	$13.48	$12.54	$11.54	$10.78
Number of accumulation units outstanding at end of period	61,451	72,076	109,513	123,925	117,910	18,268
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$9.14	$9.94	$9.55	$9.22	$8.28	$6.91	$8.78	$9.63
Value at end of period	$3.98	$9.14	$9.94	$9.55	$9.22	$8.28	$6.91	$8.78
Number of accumulation units outstanding at end of period	173,109	223,650	329,879	377,756	380,727	311,748	255,764	80,339
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.88
Value at end of period	$10.14
Number of accumulation units outstanding at end of period	15,171
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.75	$13.62	$11.80	$11.20	$10.09
Value at end of period	$7.82	$13.75	$13.62	$11.80	$11.20
Number of accumulation units outstanding at end of period	613,795	837,978	574,262	520,283	469,049
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.03
Value at end of period	$7.93
Number of accumulation units outstanding at end of period	46,946
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$13.26	$13.06	$11.57	$11.08	$9.78
Value at end of period	$8.22	$13.26	$13.06	$11.57	$11.08
Number of accumulation units outstanding at end of period	801,768	1,509,305	1,566,895	1,057,772	446,534
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.79	$12.50	$11.28	$10.90	$10.09
Value at end of period	$8.56	$12.79	$12.50	$11.28	$10.90
Number of accumulation units outstanding at end of period	768,739	1,123,144	1,293,973	1,491,226	868,858

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.39	$12.08	$11.09	$10.76	$9.81
Value at end of period	$8.97	$12.39	$12.08	$11.09	$10.76
Number of accumulation units outstanding at end of period	809,127	593,360	585,102	540,674	417,929
ING LIMITED MATURITY BOND PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$18.53	$17.93	$17.66	$17.78	$17.94	$17.84	$17.02	$16.39
Value at end of period	$18.07	$18.53	$17.93	$17.66	$17.78	$17.94	$17.84	$17.02
Number of accumulation units outstanding at end of period	30,847	42,107	48,256	57,173	82,785	166,520	117,720	33,665
ING LIQUID ASSETS PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$14.37	$14.01	$13.69	$13.63	$13.81	$14.03	$14.15	$14.07
Value at end of period	$14.39	$14.37	$14.01	$13.69	$13.63	$13.81	$14.03	$14.15
Number of accumulation units outstanding at end of period	576,192	185,712	272,163	260,447	455,671	298,953	300,238	255,667
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$13.09	$12.86	$11.19	$10.85	$10.10	$7.87	$10.45	$11.45
Value at end of period	$8.12	$13.09	$12.86	$11.19	$10.85	$10.10	$7.87	$10.45
Number of accumulation units outstanding at end of period	92,807	123,251	166,315	168,903	212,623	226,875	215,195	96,447
ING MARSICO GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$17.24	$15.45	$15.06	$14.15	$12.87	$9.92	$14.41	$18.85
Value at end of period	$10.06	$17.24	$15.45	$15.06	$14.15	$12.87	$9.92	$14.41
Number of accumulation units outstanding at end of period	197,403	215,863	319,361	380,749	372,076	280,718	134,110	58,239
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.64	$14.97	$12.34	$10.13
Value at end of period	$8.71	$17.64	$14.97	$12.34
Number of accumulation units outstanding at end of period	56,149	77,514	58,389	77,287
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$24.84	$24.44	$22.33	$22.20	$20.44	$17.91	$19.30	$19.80
Value at end of period	$18.85	$24.84	$24.44	$22.33	$22.20	$20.44	$17.91	$19.30
Number of accumulation units outstanding at end of period	205,398	297,152	351,026	427,197	472,868	365,773	192,907	77,305
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$18.04	$14.49	$11.33	$10.14
Value at end of period	$10.98	$18.04	$14.49	$11.33
Number of accumulation units outstanding at end of period	107,968	204,376	239,153	142,148
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.40	$13.85	$12.05	$10.88
Value at end of period	$8.38	$14.40	$13.85	$12.05
Number of accumulation units outstanding at end of period	36,651	51,221	33,315	7,565
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during May 2001)
Value at beginning of period	$22.41	$21.99	$19.57	$18.94	$17.16	$14.09	$19.19	$22.88
Value at end of period	$13.43	$22.41	$21.99	$19.57	$18.94	$17.16	$14.09	$19.19
Number of accumulation units outstanding at end of period	55,817	75,867	87,634	100,929	107,021	108,671	87,205	49,977

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING OPPORTUNISTIC LARGECAP PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.63	$12.57	$11.11	$10.44
Value at end of period	$7.92	$12.63	$12.57	$11.11
Number of accumulation units outstanding at end of period	5,965	7,827	10,276	15,538
ING PIMCO CORE BOND PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$13.52	$12.69	$12.44	$12.42	$12.11	$11.83	$11.14	$10.77
Value at end of period	$13.77	$13.52	$12.69	$12.44	$12.42	$12.11	$11.83	$11.14
Number of accumulation units outstanding at end of period	490,238	387,960	397,098	392,076	440,350	413,995	390,105	70,210
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$11.75	$11.68	$10.97	$10.76	$10.00
Value at end of period	$8.90	$11.75	$11.68	$10.97	$10.76
Number of accumulation units outstanding at end of period	308,901	461,570	549,155	551,712	666,933
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.80	$12.46	$10.92	$10.58
Value at end of period	$8.16	$12.80	$12.46	$10.92
Number of accumulation units outstanding at end of period	52,474	62,960	74,004	82,218
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.27	$11.90	$10.83	$10.11
Value at end of period	$8.02	$12.27	$11.90	$10.83
Number of accumulation units outstanding at end of period	346,626	354,598	422,650	550,111
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.21
Value at end of period	$8.12
Number of accumulation units outstanding at end of period	2,702
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$6.49
Value at end of period	$6.67
Number of accumulation units outstanding at end of period	2,411
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.45
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	5,140
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.34
Value at end of period	$6.93
Number of accumulation units outstanding at end of period	42,302
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$41.59	$40.77	$36.37	$34.53	$30.30	$24.75	$25.20	$25.11
Value at end of period	$29.47	$41.59	$40.77	$36.37	$34.53	$30.30	$24.75	$25.20
Number of accumulation units outstanding at end of period	383,153	355,199	430,697	523,349	535,815	322,552	217,796	93,509

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$29.64	$29.43	$25.28	$24.88	$22.16	$18.11	$21.34	$21.78
Value at end of period	$18.63	$29.64	$29.43	$25.28	$24.88	$22.16	$18.11	$21.34
Number of accumulation units outstanding at end of period	194,091	233,991	277,630	306,995	367,821	199,468	94,236	36,453
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.11	$10.49
Value at end of period	$5.70	$10.11
Number of accumulation units outstanding at end of period	10,101	2,654
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.52	$11.12	$10.03
Value at end of period	$7.27	$12.52	$11.12
Number of accumulation units outstanding at end of period	168,744	23,903	8,263
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$23.38	$23.35	$19.59	$18.24	$16.82	$12.62	$16.18	$18.94
Value at end of period	$13.78	$23.38	$23.35	$19.59	$18.24	$16.82	$12.62	$16.18
Number of accumulation units outstanding at end of period	83,741	115,330	156,647	193,979	209,967	163,908	102,390	55,217
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$13.05	$13.23	$11.84	$11.01
Value at end of period	$7.65	$13.05	$13.23	$11.84
Number of accumulation units outstanding at end of period	666	2,515	5,540	1,265
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$13.38	$11.28	$11.09	$9.86	$9.40	$7.78	$10.00
Value at end of period	$6.63	$13.38	$11.28	$11.09	$9.86	$9.40	$7.78
Number of accumulation units outstanding at end of period	126,921	44,450	44,926	52,677	58,045	38,293	852
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.05	$12.62	$11.14	$11.02
Value at end of period	$7.48	$12.05	$12.62	$11.14
Number of accumulation units outstanding at end of period	44,947	60,734	52,395	26,594
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.97	$11.86	$10.79	$10.15
Value at end of period	$8.95	$11.97	$11.86	$10.79
Number of accumulation units outstanding at end of period	68,985	6,652	7,807	19,058
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$16.54	$15.43	$13.01	$11.95	$10.85	$8.80	$10.00
Value at end of period	$11.55	$16.54	$15.43	$13.01	$11.95	$10.85	$8.80
Number of accumulation units outstanding at end of period	129,634	171,700	179,501	208,303	187,730	104,916	34,646
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.87
Value at end of period	$8.55
Number of accumulation units outstanding at end of period	235

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	2008	2007	2006	2005	2004	2003	2002	2001

ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$28.61	$28.54	$25.17	$23.39	$20.97	$16.77	$20.13	$21.43
Value at end of period	$18.96	$28.61	$28.54	$25.17	$23.39	$20.97	$16.77	$20.13
Number of accumulation units outstanding at end of period	74,196	100,564	139,595	162,843	158,216	120,772	69,528	27,685
ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$55.63	$69.18	$51.42	$45.04	$33.44	$24.84	$25.36	$23.72
Value at end of period	$33.43	$55.63	$69.18	$51.42	$45.04	$33.44	$24.84	$25.36
Number of accumulation units outstanding at end of period	53,921	67,933	96,700	116,655	129,932	88,514	48,341	16,849
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.24
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	374,141
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.33	$12.60	$10.32	$10.30
Value at end of period	$7.32	$13.33	$12.60	$10.32
Number of accumulation units outstanding at end of period	6,663	8,780	13,748	1,651
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during August 2003)
Value at beginning of period	$11.14	$10.88	$9.74	$9.47	$8.79	$10.00
Value at end of period	$6.82	$11.14	$10.88	$9.74	$9.47	$8.79
Number of accumulation units outstanding at end of period	130,307	155,478	210,090	239,403	193,074	129,806
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.93	$12.57	$11.78	$10.88	$9.38
Value at end of period	$7.87	$12.93	$12.57	$11.78	$10.88
Number of accumulation units outstanding at end of period	34,946	96,667	87,337	77,270	39,449
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during May 2004)
Value at beginning of period	$12.01	$13.14	$11.84	$11.28	$9.39
Value at end of period	$7.79	$12.01	$13.14	$11.84	$11.28
Number of accumulation units outstanding at end of period	59,409	121,033	124,046	133,947	64,254
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during May 2002)
Value at beginning of period	$11.83	$11.45	$11.29	$11.21	$10.97	$10.58	$10.00
Value at end of period	$10.56	$11.83	$11.45	$11.29	$11.21	$10.97	$10.58
Number of accumulation units outstanding at end of period	115,151	282,418	330,674	181,271	235,507	49,929	93,174
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during April 2004)
Value at beginning of period	$10.12	$8.25	$7.84	$7.28	$6.96
Value at end of period	$6.16	$10.12	$8.25	$7.84	$7.28
Number of accumulation units outstanding at end of period	187,910	33,627	41,026	59,293	98,330
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.15
Value at end of period	$7.11
Number of accumulation units outstanding at end of period	83,826

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	Condensed Financial Information (continued)

	2008	2007	2006	2005	2004	2003	2002	2001

ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during May 2001)
Value at beginning of period	$8.31	$7.74	$7.05	$6.62	$6.16	$4.55	$8.28	$10.01
Value at end of period	$5.31	$8.31	$7.74	$7.05	$6.62	$6.16	$4.55	$8.28
Number of accumulation units outstanding at end of period	96,247	114,434	132,296	161,316	202,945	198,039	177,135	29,300
ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.69	$11.35	$9.71	$9.93
Value at end of period	$7.02	$10.69	$11.35	$9.71
Number of accumulation units outstanding at end of period	1,414	3,606	3,183	2,587
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.03
Value at end of period	$6.03
Number of accumulation units outstanding at end of period	7,762
PROFUND VP BULL
(Fund first available during May 2001)
Value at beginning of period	$9.69	$9.58	$8.62	$8.58	$8.07	$6.57	$8.84	$10.00
Value at end of period	$5.91	$9.69	$9.58	$8.62	$8.58	$8.07	$6.57	$8.84
Number of accumulation units outstanding at end of period	22,956	30,118	36,792	58,258	57,055	55,447	19,327	4,584
PROFUND VP EUROPE 30
(Fund first available during May 2001)
Value at beginning of period	$12.29	$10.97	$9.55	$9.04	$8.09	$5.96	$8.22	$10.05
Value at end of period	$6.72	$12.29	$10.97	$9.55	$9.04	$8.09	$5.96	$8.22
Number of accumulation units outstanding at end of period	15,188	18,280	35,142	41,282	48,053	51,496	30,092	15,212
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during October 2003)
Value at beginning of period	$7.31	$7.89	$7.32	$8.13	$9.34	$10.00
Value at end of period	$4.43	$7.31	$7.89	$7.32	$8.13	$9.34
Number of accumulation units outstanding at end of period	18,342	27,111	50,918	57,652	55,148	2,400

	Separate Account Annual Charges of 2.35%

	2008	2007	2006	2005

AIM V.I. LEISURE FUND
(Fund first available during January 2005)
Value at beginning of period	$11.74	$12.12	$9.96	$10.07
Value at end of period	$6.53	$11.74	$12.12	$9.96
Number of accumulation units outstanding at end of period	8,572	10,032	10,713	13,875
BLACKROCK GLOBAL ALLOCATION V.I. FUND
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.12
Value at end of period	$7.94
Number of accumulation units outstanding at end of period	868,356
COLUMBIA SMALL CAP VALUE FUND VS
(Fund first available during January 2005)
Value at beginning of period	$11.74	$12.34	$10.59	$9.86
Value at end of period	$8.24	$11.74	$12.34	$10.59
Number of accumulation units outstanding at end of period	40,940	48,888	67,331	72,090

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	2008	2007	2006	2005

FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.82	$12.94	$11.89	$10.24
Value at end of period	$8.29	$14.82	$12.94	$11.89
Number of accumulation units outstanding at end of period	742,258	635,885	416,098	196,054
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.14	$12.28	$10.48	$9.93
Value at end of period	$6.78	$12.14	$12.28	$10.48
Number of accumulation units outstanding at end of period	176,414	272,175	200,164	112,202
ING ALLIANCEBERNSTEIN MID CAP GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.38	$10.52	$10.58	$9.53
Value at end of period	$5.96	$11.38	$10.52	$10.58
Number of accumulation units outstanding at end of period	81,770	76,409	67,881	50,679
ING AMERICAN FUNDS ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.15
Value at end of period	$7.14
Number of accumulation units outstanding at end of period	144,997
ING AMERICAN FUNDS BOND PORTFOLIO
(Funds were first received in this option during January 2008)
Value at beginning of period	$10.01
Value at end of period	$8.77
Number of accumulation units outstanding at end of period	203,705
ING AMERICAN FUNDS GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$13.50	$12.37	$11.56	$10.07
Value at end of period	$7.35	$13.50	$12.37	$11.56
Number of accumulation units outstanding at end of period	1,269,953	1,001,924	738,911	474,731
ING AMERICAN FUNDS GROWTH-INCOME PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.87	$11.63	$10.39	$9.74
Value at end of period	$7.16	$11.87	$11.63	$10.39
Number of accumulation units outstanding at end of period	990,722	914,620	581,603	369,560
ING AMERICAN FUNDS INTERNATIONAL PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$16.49	$14.15	$12.24	$10.19
Value at end of period	$9.27	$16.49	$14.15	$12.24
Number of accumulation units outstanding at end of period	616,655	603,416	325,441	144,537
ING AMERICAN FUNDS WORLD ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$9.36
Value at end of period	$9.05
Number of accumulation units outstanding at end of period	6,131
ING BARON SMALL CAP GROWTH PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.75	$12.30	$10.93	$10.02
Value at end of period	$7.31	$12.75	$12.30	$10.93
Number of accumulation units outstanding at end of period	274,754	208,722	82,600	44,082

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	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING BLACKROCK GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.99
Value at end of period	$6.46
Number of accumulation units outstanding at end of period	84,561
ING BLACKROCK LARGE CAP GROWTH PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$11.86	$11.38	$10.88	$10.06
Value at end of period	$7.06	$11.86	$11.38	$10.88
Number of accumulation units outstanding at end of period	70,575	55,472	45,592	20,687
ING BLACKROCK LARGE CAP VALUE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.18	$11.96	$10.53	$9.93
Value at end of period	$7.69	$12.18	$11.96	$10.53
Number of accumulation units outstanding at end of period	39,644	44,038	54,445	28,542
ING COLUMBIA SMALL CAP VALUE II PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.04	$9.99	$10.22
Value at end of period	$6.46	$10.04	$9.99
Number of accumulation units outstanding at end of period	314,742	148,855	34,010
ING DAVIS NEW YORK VENTURE PORTFOLIO
(Fund first available during January 2006)
Value at beginning of period	$11.20	$11.01	$10.24
Value at end of period	$6.64	$11.20	$11.01
Number of accumulation units outstanding at end of period	262,843	179,995	56,659
ING EVERGREEN HEALTH SCIENCES PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$12.90	$12.17	$10.95	$9.98
Value at end of period	$8.99	$12.90	$12.17	$10.95
Number of accumulation units outstanding at end of period	131,422	71,273	44,195	24,904
ING EVERGREEN OMEGA PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.48	$10.53	$10.22	$9.73
Value at end of period	$8.12	$11.48	$10.53	$10.22
Number of accumulation units outstanding at end of period	6,496	7,068	6,553	4,088
ING FMRSM DIVERSIFIED MID CAP PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$14.37	$12.85	$11.76	$10.67
Value at end of period	$8.54	$14.37	$12.85	$11.76
Number of accumulation units outstanding at end of period	317,226	229,273	90.403	55,130
ING FOCUS 5 PORTFOLIO
(Funds were first received in this option during September 2007)
Value at beginning of period	$10.36	$10.13
Value at end of period	$5.76	$10.36
Number of accumulation units outstanding at end of period	464,609	77,433
ING FRANKLIN INCOME PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$10.88	$10.85	$9.94
Value at end of period	$7.52	$10.88	$10.85
Number of accumulation units outstanding at end of period	359,683	304,954	93,050

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING FRANKLIN MUTUAL SHARES PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.81	$12.55
Value at end of period	$7.17	$11.81
Number of accumulation units outstanding at end of period	129,059	139,256
ING FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$9.54	$10.00
Value at end of period	$5.99	$9.54
Number of accumulation units outstanding at end of period	929,525	596,214
ING GLOBAL REAL ESTATE PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.25	$13.54	$11.42
Value at end of period	$7.03	$12.25	$13.54
Number of accumulation units outstanding at end of period	139,822	85,848	39,826
ING GLOBAL RESOURCES PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$21.51	$16.53	$13.94	$10.22
Value at end of period	$12.39	$21.51	$16.53	$13.94
Number of accumulation units outstanding at end of period	378,361	303,654	123,970	84,669
ING INTERNATIONAL GROWTH OPPORTUNITIES PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$15.33	$13.25	$11.16	$10.16
Value at end of period	$7.13	$15.33	$13.25	$11.16
Number of accumulation units outstanding at end of period	1,779	6,767	10,223	10,562
ING INTERNATIONAL INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.39
Value at end of period	$6.02
Number of accumulation units outstanding at end of period	2,335
ING JANUS CONTRARIAN PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$16.41	$13.90	$11.57	$10.14
Value at end of period	$8.18	$16.41	$13.90	$11.57
Number of accumulation units outstanding at end of period	501,881	320,899	56,728	23,545
ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$25.12	$18.58	$14.01	$11.39
Value at end of period	$11.95	$25.12	$18.58	$14.01
Number of accumulation units outstanding at end of period	211,142	262,409	112,578	51,221
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.32
Value at end of period	$6.86
Number of accumulation units outstanding at end of period	8,263
ING JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.32	$11.80	$10.36	$9.53
Value at end of period	$7.75	$11.32	$11.80	$10.36
Number of accumulation units outstanding at end of period	101,227	152,984	91,491	40,777

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
(Fund first available during July 2005)
Value at beginning of period	$11.96	$12.39	$10.57	$10.54
Value at end of period	$7.06	$11.96	$12.39	$10.57
Number of accumulation units outstanding at end of period	9,296	19,509	35,104	8,237
ING JULIUS BAER FOREIGN PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$16.93	$14.88	$11.80	$10.18
Value at end of period	$9.32	$16.93	$14.88	$11.80
Number of accumulation units outstanding at end of period	518,811	479,203	266,919	141,924
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.47	$11.97	$11.15	$9.98
Value at end of period	$6.79	$11.47	$11.97	$11.15
Number of accumulation units outstanding at end of period	47,318	58,815	54,203	41,731
ING LEGG MASON VALUE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$10.17	$11.08	$10.65	$9.68
Value at end of period	$4.42	$10.17	$11.08	$10.65
Number of accumulation units outstanding at end of period	154,962	182,110	174,893	118,362
ING LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX® PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$9.79
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	266,714
ING LIFESTYLE AGGRESSIVE GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.58	$12.48	$10.82	$9.90
Value at end of period	$7.15	$12.58	$12.48	$10.82
Number of accumulation units outstanding at end of period	856,398	994,685	871,701	559,249
ING LIFESTYLE CONSERVATIVE PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.53
Value at end of period	$7.92
Number of accumulation units outstanding at end of period	669,602
ING LIFESTYLE GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.21	$12.04	$10.67	$9.97
Value at end of period	$7.56	$12.21	$12.04	$10.67
Number of accumulation units outstanding at end of period	2,962,524	3,368,262	2,249,918	523,968
ING LIFESTYLE MODERATE GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.91	$11.65	$10.52	$9.98
Value at end of period	$7.96	$11.91	$11.65	$10.52
Number of accumulation units outstanding at end of period	2,623,776	3,006,197	2,647,767	1,332,497
ING LIFESTYLE MODERATE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.63	$11.35	$10.43	$9.99
Value at end of period	$8.41	$11.63	$11.35	$10.43
Number of accumulation units outstanding at end of period	2,131,455	1,675,320	1,103,587	626,748

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Condensed Financial Information (continued)

	2008	2007	2006	2005

ING LIQUID ASSETS PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$10.51	$10.26	$10.03	$9.99
Value at end of period	$10.51	$10.51	$10.26	$10.03
Number of accumulation units outstanding at end of period	2,009,948	801,583	328,677	249,424
ING LORD ABBETT AFFILIATED PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.15	$11.94	$10.40	$9.78
Value at end of period	$7.52	$12.15	$11.94	$10.40
Number of accumulation units outstanding at end of period	23,587	25,062	24,767	2,625
ING MARSICO GROWTH PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.30	$11.04	$10.77	$9.90
Value at end of period	$7.17	$12.30	$11.04	$10.77
Number of accumulation units outstanding at end of period	244,251	276,604	227,513	120,835
ING MARSICO INTERNATIONAL OPPORTUNITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.59	$14.94	$12.34	$10.12
Value at end of period	$8.67	$17.59	$14.94	$12.34
Number of accumulation units outstanding at end of period	132,143	132,849	40,606	28,080
ING MFS TOTAL RETURN PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.27	$11.10	$10.15	$10.03
Value at end of period	$8.54	$11.27	$11.10	$10.15
Number of accumulation units outstanding at end of period	486,533	344,143	319,608	218,184
ING MFS UTILITIES PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$17.99	$14.46	$11.32	$10.10
Value at end of period	$10.94	$17.99	$14.46	$11.32
Number of accumulation units outstanding at end of period	238,488	228,951	119,139	45,127
ING MULTI-MANAGER INTERNATIONAL SMALL CAP EQUITY
PORTFOLIO
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.65
Value at end of period	$5.31
Number of accumulation units outstanding at end of period	2,964
ING OPPENHEIMER ACTIVE ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during November 2008)
Value at beginning of period	$8.13
Value at end of period	$8.41
Number of accumulation units outstanding at end of period	1,685
ING OPPENHEIMER GLOBAL PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$14.18	$13.65	$11.89	$10.11
Value at end of period	$8.24	$14.18	$13.65	$11.89
Number of accumulation units outstanding at end of period	114,372	113,785	85,021	35,817
ING OPPENHEIMER MAIN STREET PORTFOLIO®
(Fund first available during March 2005)
Value at beginning of period	$11.92	$11.71	$10.44	$10.08
Value at end of period	$7.14	$11.92	$11.71	$10.44
Number of accumulation units outstanding at end of period	26,984	37,857	26,758	19,770

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	2008	2007	2006	2005

ING PIMCO CORE BOND PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$10.85	$10.19	$10.01	$9.99
Value at end of period	$11.04	$10.85	$10.19	$10.01
Number of accumulation units outstanding at end of period	1,650,532	570,284	123,284	78,500
ING PIMCO HIGH YIELD PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$10.91	$10.86	$10.21	$10.11
Value at end of period	$8.25	$10.91	$10.86	$10.21
Number of accumulation units outstanding at end of period	149,881	190,302	165,859	103,019
ING PIONEER FUND PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.76	$12.44	$10.91	$10.11
Value at end of period	$8.13	$12.76	$12.44	$10.91
Number of accumulation units outstanding at end of period	45,235	40,613	36,859	18,205
ING PIONEER MID CAP VALUE PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$12.24	$11.88	$10.83	$10.04
Value at end of period	$7.99	$12.24	$11.88	$10.83
Number of accumulation units outstanding at end of period	262,350	212,042	142,507	112,654
ING RUSSELLTM GLOBAL LARGE CAP INDEX 85% PORTFOLIO
(Funds were first received in this option during December 2008)
Value at beginning of period	$7.26
Value at end of period	$8.12
Number of accumulation units outstanding at end of period	997
ING RUSSELLTM LARGE CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.24
Value at end of period	$6.66
Number of accumulation units outstanding at end of period	14,495
ING RUSSELLTM MID CAP INDEX PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.44
Value at end of period	$6.09
Number of accumulation units outstanding at end of period	79,434
ING RUSSELLTM SMALL CAP INDEX PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$10.15
Value at end of period	$6.92
Number of accumulation units outstanding at end of period	81,503
ING T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$12.18	$11.95	$10.68	$10.26
Value at end of period	$8.62	$12.18	$11.95	$10.68
Number of accumulation units outstanding at end of period	2,081,471	1,498,910	1,019,681	472,634
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.10	$12.03	$10.34	$9.97
Value at end of period	$7.60	$12.10	$12.03	$10.34
Number of accumulation units outstanding at end of period	261,369	246,366	168,481	128,947

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118

	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during May 2007)
Value at beginning of period	$10.11	$10.07
Value at end of period	$5.69	$10.11
Number of accumulation units outstanding at end of period	22,538	20,546
ING TEMPLETON FOREIGN EQUITY PORTFOLIO
(Fund first available during May 2006)
Value at beginning of period	$12.50	$11.11	$9.78
Value at end of period	$7.25	$12.50	$11.11
Number of accumulation units outstanding at end of period	198,346	71,973	17,408
ING TEMPLETON GLOBAL GROWTH PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$13.09	$13.09	$11.00	$9.98
Value at end of period	$7.71	$13.09	$13.09	$11.00
Number of accumulation units outstanding at end of period	144,652	165,437	98,177	32,020
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Fund first available during August 2005)
Value at beginning of period	$12.22	$12.40	$11.11	$10.63
Value at end of period	$7.16	$12.22	$12.40	$11.11
Number of accumulation units outstanding at end of period	16,868	19,078	39,109	6,321
ING VAN KAMPEN CAPITAL GROWTH PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$13.72	$11.58	$11.40	$9.66
Value at end of period	$6.79	$13.72	$11.58	$11.40
Number of accumulation units outstanding at end of period	34,866	11,924	14,344	14,214
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.36	$11.90	$10.52	$10.19
Value at end of period	$7.04	$11.36	$11.90	$10.52
Number of accumulation units outstanding at end of period	65,667	74,289	68,352	38,677
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO
(Fund first available during May 2005)
Value at beginning of period	$11.94	$11.84	$10.79	$10.15
Value at end of period	$8.91	$11.94	$11.84	$10.79
Number of accumulation units outstanding at end of period	122,185	61,472	37,243	22,777
ING VAN KAMPEN GLOBAL FRANCHISE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$14.09	$13.16	$11.10	$10.03
Value at end of period	$9.83	$14.09	$13.16	$11.10
Number of accumulation units outstanding at end of period	175,050	147,370	75,553	38,048
ING VAN KAMPEN GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.54
Value at end of period	$8.54
Number of accumulation units outstanding at end of period	3,751
ING VAN KAMPEN GROWTH AND INCOME PORTFOLIO
(Fund first available during March 2005)
Value at beginning of period	$12.44	$12.42	$10.97	$10.34
Value at end of period	$8.23	$12.44	$12.42	$10.97
Number of accumulation units outstanding at end of period	153,810	85,811	81,382	44,660

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119

	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING VAN KAMPEN REAL ESTATE PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.56	$15.64	$11.63	$9.70
Value at end of period	$7.54	$12.56	$15.64	$11.63
Number of accumulation units outstanding at end of period	155,675	199,745	226,140	134,773
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.39
Value at end of period	$6.04
Number of accumulation units outstanding at end of period	92,800
ING VP INDEX PLUS INTERNATIONAL EQUITY PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$13.30	$12.59	$10.32	$10.37
Value at end of period	$7.30	$13.30	$12.59	$10.32
Number of accumulation units outstanding at end of period	11,250	23,207	23,588	1,763
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$11.81	$11.55	$10.35	$9.86
Value at end of period	$7.22	$11.81	$11.55	$10.35
Number of accumulation units outstanding at end of period	47,359	58,677	117,769	87,671
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$12.13	$11.80	$11.08	$9.90
Value at end of period	$7.38	$12.13	$11.80	$11.08
Number of accumulation units outstanding at end of period	68,892	171,668	89,686	66,615
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$10.80	$11.83	$10.68	$10.23
Value at end of period	$7.00	$10.80	$11.83	$10.68
Number of accumulation units outstanding at end of period	59,155	67,224	79,676	65,584
ING VP INTERMEDIATE BOND PORTFOLIO
(Fund first available during January 2005)
Value at beginning of period	$10.51	$10.18	$10.04	$10.02
Value at end of period	$9.37	$10.51	$10.18	$10.04
Number of accumulation units outstanding at end of period	966,670	1,009,134	456,528	37,651
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$14.06	$11.48	$10.92	$10.16
Value at end of period	$8.55	$14.06	$11.48	$10.92
Number of accumulation units outstanding at end of period	33,559	1,658	1,797	1,801
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 2008)
Value at beginning of period	$10.67
Value at end of period	$7.10
Number of accumulation units outstanding at end of period	79,231
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Fund first available during February 2005)
Value at beginning of period	$12.79	$11.92	$10.87	$9.82
Value at end of period	$8.17	$12.79	$11.92	$10.87
Number of accumulation units outstanding at end of period	17,960	29,796	38,043	19,195

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120

	Condensed Financial Information (continued)

	2008	2007	2006	2005

ING WELLS FARGO SMALL CAP DISCIPLINED PORTFOLIO
(Fund first available during December 2005)
Value at beginning of period	$10.66	$11.34	$9.71	$9.75
Value at end of period	$7.00	$10.66	$11.34	$9.71
Number of accumulation units outstanding at end of period	9,970	11,442	12,996	1,877
ING WISDOM TREESM GLOBAL HIGH-YIELDING EQUITY INDEX
PORTFOLIO
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.78
Value at end of period	$6.02
Number of accumulation units outstanding at end of period	403,112
PROFUND VP EUROPE 30
(Fund first available during January 2005)
Value at beginning of period	$13.63	$12.19	$10.62	$9.56
Value at end of period	$7.45	$13.63	$12.19	$10.62
Number of accumulation units outstanding at end of period	5,575	6,211	9,972	7,102
PROFUND VP RISING RATES OPPORTUNITY
(Fund first available during January 2005)
Value at beginning of period	$8.97	$9.69	$9.01	$9.70
Value at end of period	$5.43	$8.97	$9.69	$9.01
Number of accumulation units outstanding at end of period	3,957	4,770	17,494	9,301

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121

PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

Financial Statements:
(a)(1)		Included in Part A:
Condensed Financial Information
	(2)	Included in Part B:
Financial Statements of ING USA Annuity and Life Insurance Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Operations for the years ended December 31, 2008, 2007, and 2006
		-	Balance Sheets as of December 31, 2008 and 2007
		-	Statements of Changes in Shareholder’s Equity for the years ended December 31,
2008, 2007, and 2006
		-	Statements of Cash Flows for the years ended December 31, 2008, 2007, and 2006
		-	Notes to Financial Statements
Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2008
		-	Statements of Operations for the year ended December 31, 2008
		-	Statements of Changes in Net Assets for the years ended December 31, 2008 and 2007
		-	Notes to Financial Statements
Condensed Financial Information (Accumulation Unit Values)

Exhibits:
(b)
(1)		Resolution of the board of directors of Depositor authorizing the establishment of the
Registrant, incorporated herein by reference to Post-Effective Amendment No. 29 to a
Registration Statement on form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 30,
1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable.

(3)	a.	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on
form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	b.	Form of Dealers Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Organizational Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	d.	Addendum to Organizational Agreement, incorporated herein by reference to Post-
Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	e.	Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	f.	Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-
05626).

	g.	Amendment to the Distribution Agreement between ING USA and Directed Services
Inc., incorporated herein by reference to Post-Effective Amendment No. 26 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 13, 2004 (File Nos. 333-28755, 811-05626).

	h.	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	a.	Individual Deferred Combination Variable and Fixed Annuity Contract (GA-IA-1034)
(02/97), incorporated herein by reference to Post-Effective Amendment No. 3 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 23,
1999 (File Nos. 333-28769, 811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Contract (GA-CA-1034)
(02/97), incorporated herein by reference to Post-Effective Amendment No. 3 to a
Registration Statement on Form N-4 for Golden American Life Insurance Company
Separate Account B filed with the Securities and Exchange Commission on April 23,
1999 (File Nos. 333-28769, 811-05626).

	c.	Individual Deferred Variable Annuity Contract (GA-IA-1035) (02/97), incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 333-28769, 811-
05626).

	d.	Individual Retirement Annuity Rider (GA-RA-1009) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

e.	ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

f.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (01/05), incorporated herein by reference to Post-Effective Amendment No. 31 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 20, 2005 (File Nos. 333-
28755, 811-05626).

g.	Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

h.	Minimum Guaranteed Withdrawal Benefit Rider (GA-RA-1048) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-
28679, 811-05626).

i.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING
PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective
Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on or about February 13, 2004 (File Nos. 333-28755, 811-05626).

j.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-
RA-3023), incorporated herein by reference to Post-Effective Amendment No. 32 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
August 5, 2005 (File Nos. 333-28755, 811-05626).

k.	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay)
(IU-RA-3029), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-
05626).

l.	Excluded Funds Endorsement (Inforce Riders), incorporated herein by reference to Post-
Effective Amendment No.12 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 23, 2001 (File Nos. 333-28769, 811-05626).

m.	Guaranteed Death Benefit Transfer Endorsement No. 1 (7% Solution Enhanced) (GA-
RA-1044-1) (01/02), incorporated herein by reference to Post-Effective Amendment No.
25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

n.	Guaranteed Death Benefit Transfer Endorsement No. 2 (Ratchet Enhanced) (GA-RA-
1044-2) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

o.	Guaranteed Death Benefit Transfer Endorsement No. 3 (Standard) (GA-RA-1044-3)
(01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

p.	Guaranteed Death Benefit Transfer Endorsement No. 4 (Max 7 Enhanced) (GA-RA-
1044-4) (10/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

q.	Guaranteed Death Benefit Transfer Endorsement No. 5 (Base Death Benefit) (GA-RA-
1044-5) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

r.	Guaranteed Death Benefit Transfer Endorsement No. 6 (Inforce Contracts) (GA-RA-
1044-6) (01/02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
February 13, 2004 (File Nos. 333-28679, 811-05626).

s.	Earnings Enhancement Death Benefit Rider (GA-RA-1086), incorporated herein by reference to Post-Effective Amendment No. 11 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on February 23, 2001 (File Nos. 333-28769, 811-
05626).

t.	Simple Retirement Account Rider (GA-RA-1026) (12/02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-
05626).

u.	403(b) Rider (GA-RA-1040), incorporated herein by reference to Post-Effective
Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

v.	Section 72 Rider (GA-RA-1001) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

w.	Section 72 Rider (GA-RA-1002) (12/94), incorporated herein by reference to
Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 9, 2006 (File Nos. 333-133944, 811-05626).

x.	Nursing Home Waiver for Group Certificates (GA-RA-1003) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

y.	Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12/94), incorporated herein by reference to Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

z.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay
Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective Amendment No.
40 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
July 25, 2007 (File Nos. 333-28679, 811-05626).

aa.	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint
LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective
Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

bb.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
LifePay Plus) (IU-RA-3077), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

cc.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
Joint LifePay Plus) (IU-RA-3078), incorporated herein by reference to Post-Effective
Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

dd.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
LifePay Plus) (IU-RA-4010) (05-01-2009), incorporated herein by reference to Post
Effective Amendment No. 50 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 30, 2009 (File Nos. 333-28679, 811-05626).

ee.	Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING
Joint LifePay Plus) (IU-RA-4011) (05-01-2009), incorporated herein by reference to
Post Effective Amendment No. 50 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File Nos. 333-28679, 811-05626).

(5)	a.	Deferred Variable Annuity Application. (GA-CDF-1109) (09/05), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form
N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on October 26, 2005 (File Nos. 333-28755,
811-05626).

	b.	Group Deferred Combination Variable and Fixed Annuity Enrollment Form (GA-EA-
1050) (11-22-1999), incorporated herein by reference to Post-Effective Amendment No
4 to a Registration Statement on Form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 3, 1999 (File Nos. 333-28769, 811-05626).

	c.	Deferred Variable Annuity Application (137098) (08-21-2006), incorporated herein by reference to Post-Effective Amendment No. 36 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on August 21, 2006 (File Nos. 333-28769, 811-
05626).

	d.	Deferred Variable Annuity Application (137098) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-
05626).

	e.	Deferred Variable Annuity Application (137098) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 41 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on September 10, 2008 (File Nos. 333-28769,
811-05626).

	f.	Deferred Variable Annuity Application (137098) (01-12-2009), incorporated herein by reference to Post Effective Amendment No. 42 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 29, 2008 (File Nos. 333-28769, 811-
05626).

	g.	Deferred Variable Annuity Application (151279) (05-01-2009), incorporated herein by reference to Post Effective Amendment No. 50 to a Registration Statement on Form N-4
for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 30, 2009 (File Nos. 333-28679, 811-
05626).

(6)	a.	Amendment to Articles of Incorporation Providing for the Name Change of Golden
American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING
USA Annuity and Life Insurance Company filed with the Securities and Exchange
Commission on April 9, 2007 (File No. 333-133076).

	b.	Amendment to Articles of Incorporation Providing for the Change in Purpose and
Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File No. 333-133076).

	c.	Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company,
dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance
Company filed with the Securities and Exchange Commission on April 9, 2007 (File No.
333-133076).

	d.	Resolution of the board of directors for Power of Attorney, dated 04/23/99, incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 23, 1999 (File Nos. 033-59261, 811-
05626).

	e.	Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into
GALIC and renamed ING USA Annuity and Life Insurance Company, dated 06/25/03, incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on February 13, 2004
(File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.	Service Agreement by and between Golden American Life Insurance Company and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment
No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
May 1, 1998 (File Nos. 033-23351, 811-05626).

	b.	Asset Management Agreement between Golden American Life Insurance Company and
ING Investment Management LLC, incorporated herein by reference to Post-Effective
Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

	c.	Participation Agreement by and between AIM Variable Insurance Funds, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

	d.	Amendment to Participation Agreement by and between AIM Variable Insurance Funds,
Inc., Golden American Life Insurance Company and Directed Services, Inc.,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

	e.	Participation Agreement between Golden American Life Insurance Company, American
Funds Insurance Series and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-6 for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-
105319).

f.	Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on
January 1, 2008 by an among ING USA Annuity and Life Insurance Company, ReliaStar
Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life
of Denver Insurance Company, ING Life Insurance and Annuity Company, ING
America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC, American
Funds Distributors and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No.1 to the Form N-6 Registration
Statement of Security Life of Denver Insurance Company and its Security Life Separate
Account L1, File No. 333-153337, as filed on November 14, 2008.

g.	Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, Directed
Services, LLC, ING Funds Distributor, LLC, American Funds Insurance Series and
Capital Research and Management Company, incorporated herein by reference to Post-
Effective Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

h.	Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance
Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds
Distributor, LLC, American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment
No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company
of New York Separate Account NY-B filed with the Securities and Exchange
Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

i.	Participation Agreement by and between ING Investors Trust, Golden American Life
Insurance Company and Directed Services, Inc., incorporated herein by reference to
Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

j.	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-
4 (File No. 033-75962), as filed on June 15, 2007.

k.	Participation Agreement by and between ING Variable Insurance Trust, Golden
American Life Insurance Company and ING Mutual Funds Management Co. LLC and
ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life
Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

l.	Participation Agreement by and between Pilgrim Variable Products Trust, Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

m.	Amendment to Participation Agreement by and between ING Variable Products Trust,
Golden American Life Insurance Company, ING Investments, LLC and ING Funds
Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
December 2, 2005 (File Nos. 333-33914, 811-05626).

n.	Participation Agreement by and between ING Variable Portfolios, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

o.	Participation Agreement by and between Portfolio Partners, Inc., Golden American Life
Insurance Company and Directed Services, Inc. incorporated herein by reference to Post-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

p.	Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden
American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4
for Golden American Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-
05626).

q.	Second Amendment to Participation Agreement by and between ING Partners, Inc.,
Golden American Life Insurance Company, ING Life Insurance and Annuity Company
and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

r.	Participation Agreement by and between Fidelity Distributors Corporation, Golden
American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-
05626).

s.	Amendment to Participation Agreement by and between Fidelity Distributors
Corporation and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-
4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the
Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-
05626).

t.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Insurance Company and Systematized Benefits Administrators
Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

u.	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA
Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable
Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance
Products Fund V and Fidelity Distributors Corporation, incorporated by reference to
Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No.
333-117260), as filed on October 23, 2007.

v.	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York and Directed Services, Inc., incorporated herein by reference to Post Effective
Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company Separate Account NY-B filed with the Securities and Exchange
Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

w.	Participation Agreement between Golden American Life Insurance Company,
INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and
INVESCO Distributors, Inc. incorporated herein by reference to Post-Effective amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and
Life Insurance Company Separate Account B filed with the Securities and Exchange
Commission on April 29, 2002 (File Nos. 333-63692, 811-05626).

x.	Participation Agreement by and between Liberty Variable Investment Trust, Columbia
Management Advisors, Inc. and ING USA Annuity and Life Insurance Company,
incorporated herein by reference to Post-Effective amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

y.	Participation Agreement by and between PIMCO Variable Insurance Trust, Golden
American Life Insurance Company and PIMCO Funds Distributors LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on
Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-
05626).

z.	Amendment to Participation Agreement by and between PIMCO Variable Insurance
Trust, Golden American Life Insurance Company and PIMCO Funds Distributors LLC,
incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration
Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate
Account B filed with the Securities and Exchange Commission on December 2, 2005
(File Nos. 333-33914, 811-05626).

aa.	Participation Agreement by and between Pioneer Variable Contracts Trust, Golden
American Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer
Funds Distributor, Inc., incorporated herein by reference to Post-Effective Amendment
No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 26, 2002 (File Nos. 033-23351, 811-05626).

bb.	Participation Agreement by and between ProFunds, Golden American Life Insurance
Company and ProFunds Advisors LLC, incorporated herein by reference to Post-
Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA
Annuity and Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

cc.	Amendment to Participation Agreement by and between ProFunds, Golden American
Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING
USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

dd.	Participation Agreement by and between Prudential Series Fund, Inc., Golden American
Life Insurance Company Prudential Insurance Company of America and Prudential
Investment Management Services LLC, incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on June 23, 2000 (File Nos. 333-33914, 811-05626).

ee.	Amendment to Participation Agreement by and between Prudential Series Fund, Inc.,
Golden American Life Insurance Company, Prudential Insurance Company of America
and Prudential Investment Management Services LLC, incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on form N-4 for Golden
American Life Insurance Company Separate Account B filed with the Securities and
Exchange Commission on December 15, 2000 (File Nos. 333-28679, 811-05626).

ff.	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, and Directed Services, LLC, incorporated herein by reference to Pre-
Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-07935).

gg.	Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October,
16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the
BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated herein by reference to Post-Effective Amendment No.
43 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance
Company Separate Account B filed with the Securities and Exchange Commission on
April 7, 2008 (File Nos. 333-28755, 811-05626).

	hh.	Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series
Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance
Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement
of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on
April 7, 2009; file No. 33-57244.

	ii.	Amendment to Participation Agreement dated April 25, 2008, by and among BlackRock
Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life
Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration
Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account,
filed on April 7, 2009; file No. 33-57244.

	jj	Administrative Services Agreement dated April 25, 2008, by and among BlackRock
Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life
Insurance Company of New York, incorporated herein by reference to Post-Effective
Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance
Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-
57244.

	kk	Amendment to Administrative Services Agreement dated April 25, 2008, by and among
BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and
ReliaStar Life Insurance Company of New York, incorporated herein by reference to
Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar
Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009;
file No. 33-57244.

	ll.	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October
16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

	mm.	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York,
Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to
Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)		Not Applicable.

(13)		Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Valerie G. Brown*	1475 Dunwoody Drive	President
West Chester, PA 19380
Bridget M. Healy*	230 Park Avenue, 13th Floor	Director
New York, NY 10169
Robert G. Leary*	230 Park Avenue	Director
New York, NY 10169
Thomas J. McInerney*	One Orange Way	Director and Chairman
Windsor, CT 06095-4774
Catherine H. Smith*	One Orange Way	Director and Senior Vice President
Windsor, CT 06095-4774
David A. Wheat*	5780 Powers Ferry Road	Chief Financial Officer, Director
	Atlanta, GA 30327-4390	and Executive Vice President
Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer
Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390
Daniel P. Mulheran, Sr.	20 Washington Avenue South	Senior Vice President
Minneapolis, MN 55401
Sue Collins	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380
David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Francis de Regnaucourt	1475 Dunwoody Drive	Vice President and Appointed
	West Chester, PA 19380	Actuary
Linda E. Senker	1475 Dunwoody Drive	Vice President and Chief
	West Chester, PA 19380	Compliance Officer
Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 26 to Registration Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company (File No. 33-57244), as filed with the Securities and Exchange Commission on April 7, 2009.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 27, 2009 there are 12,201 qualified contract owners and 9,759 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses

(including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, ING America Insurance Holdings, Inc. maintains a Professional Liability and fidelity bond insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as, the depositor. Additionally, the parent company of ING America Insurance Holdings, Inc., ING Groep N.V., maintains excess umbrella coverage with limits in excess of €125,000,000. The policies provide for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by: ING USA Annuity and Life Insurance Company through its Separate Accounts A, B and EQ and Alger Separate Account A; and ReliaStar Life Insurance Company of New York through its Separate Account NY-B.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter
Ann H. Hughes	1475 Dunwoody Drive, Floor 2B	President
West Chester, PA 19380-1478

Shaun P. Mathews	10 State House Square	Director and Executive Vice President
Hartford, CT 06103

Valerie G. Brown	1475 Dunwoody Drive	Director
West Chester, PA 19380-1478

Name	Principal Business Address	Positions and Offices with Underwriter

William L. Lowe	One Orange Way	Director
Windsor, CT 06095

Richard E. Gelfand	1475 Dunwoody Drive	Chief Financial Officer
West Chester, PA 19380-1478

Kimberly A. Anderson	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Michael J. Roland	7337 E Doubletree Ranch Road,	Senior Vice President
Scottsdale, AZ 85258

Stanley D. Vyner	230 Park Avenue, 13th Floor	Senior Vice President
New York, NY 10169

Beth G. Shanker	1290 Broadway	Broker Dealer Chief Compliance Officer
Denver, CO 80203

Ernest C’Debaca	7337 E Doubletree Ranch Road	Investment Advisor Chief Compliance
	Scottsdale, AZ 85258	Officer and Senior Vice President

Julius A. Drelick, III	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

William A. Evans	10 State House Square	Vice President
Hartford, CT 06103

Todd R. Modic	7337 E Doubletree Ranch Road	Vice President
Scottsdale, AZ 85258

David S. Pendergrass	7337 E Doubletree Ranch Road	Vice President and Treasurer
Scottsdale, AZ 85258

Spencer T. Shell	5780 Powers Ferry Road	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Randall K. Price	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Susan M. Vega	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

G. Stephen Wastek	7337 E Doubletree Ranch Road	Assistant Secretary
Scottsdale, AZ 85258

Bruce Kuennen	1475 Dunwoody Drive	Attorney-in-Fact
West Chester, PA 19380-1478

(c)
	2008 Net Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$603,785,462	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester, Commonwealth of Pennsylvania, on the 30th day of April, 2009.

SEPARATE ACCOUNT B
(Registrant)

By:	ING USA ANNUITY AND LIFE INSURANCE COMPANY
(Depositor)

By:
Valerie G. Brown*
President (principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2009.

Signatures	Titles

President
Valerie G. Brown*	(principal executive officer)

Chief Accounting Officer
Steven T. Pierson*

Director and Chief Financial Officer
David A. Wheat*

Director
Bridget M. Healy*

Director
Robert G. Leary*

Director and Chairman
Thomas J. McInerney*

Director
Catherine H. Smith*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX
ITEM	EXHIBIT	PAGE #
24(b)(9)	Opinion and Consent of Counsel	EX-99.B9
24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10
24(b)(13)	Powers of Attorney	EX-99.B13